    As filed with the Securities and Exchange Commission on February 25, 2005


                                               1933 Act Registration No. 2-25469
                                                                         -------
                                              1940 Act Registration No. 811-1424
                                                                        --------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                          -----
         Pre-Effective Amendment No.
                                     ----

         Post-Effective Amendment No.  82                                   X
                                      ----                                -----


                                     and/or

REGISTRATION STATEMENT UNDER THE                                            X
INVESTMENT COMPANY ACT OF 1940                                            -----

        Amendment No.  82                                                   X
                      ----                                                -----


                        (Check appropriate box or boxes.)

                                AIM EQUITY FUNDS
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------

                                Robert H. Graham

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:


       Ofelia M. Mayo, Esquire                   Martha J. Hays, Esquire

        A I M Advisors, Inc.             Ballard Spahr Andrews & Ingersoll, LLP
    11 Greenway Plaza, Suite 100             1735 Market Street, 51st Floor
     Houston, Texas  77046-1173          Philadelphia, Pennsylvania  19103-7599


It is proposed that this filing will become effective (check appropriate box)

        immediately upon filing pursuant to paragraph (b)
-----


  X     on February 28, 2005 pursuant to paragraph (b)
-----

        60 days after filing pursuant to paragraph (a)(1)
-----


        on (date) pursuant to paragraph (a)(1)
-----


        75 days after filing pursuant to paragraph (a)(2)
-----

        on (date) pursuant to paragraph (a)(2) of rule 485.
-----

If appropriate, check the following box:

        this post-effective amendment designates a new effective date for a
-----   previously filed post-effective amendment.

                                                      AIM AGGRESSIVE GROWTH FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

AIM Aggressive Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Manager                                    6

OTHER INFORMATION                                    6
------------------------------------------------------
Sales Charges                                        6

Dividends and Distributions                          6

Future Fund Closure                                  6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing primarily in common stocks of small and medium-sized growth companies. The portfolio manager focuses on companies he believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio manager considers whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   41.51%
1996...................................................................   14.34%
1997...................................................................   12.24%
1998...................................................................    4.99%
1999...................................................................   44.98%
2000...................................................................    3.00%
2001...................................................................  -26.00%
2002...................................................................  -22.65%
2003...................................................................   27.36%
2004...................................................................   11.81%




    During the periods shown in the bar chart, the highest quarterly return was 31.35% (quarter ended December 31, 1999) and the lowest quarterly return was -24.66% (quarter ended September 30, 2001).

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods
ended December 31,                                       SINCE         INCEPTION
2004)                  1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
--------------------------------------------------------------------------------
Class A                                                                05/01/84
  Return Before Taxes    5.69%     (4.52)%     8.17%          --
  Return After Taxes
    on Distributions     5.69      (5.33)      7.15           --
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares               3.72      (3.88)      6.94           --
Class B                                                                03/01/99
  Return Before Taxes    6.00      (4.48)        --         4.30
Class C                                                                03/01/99
  Return Before Taxes   10.00      (4.17)        --         4.43
Class R(2)                                                             05/01/84(2)
  Return Before Taxes   11.54      (3.68)      8.51           --
--------------------------------------------------------------------------------
S & P 500 Index(3)      10.87      (2.30)     12.07           --             --
Russell
  Midcap--Trademark--
  Growth Index(4)       15.48      (3.36)     11.23
Russell
  2500--Registered
  Trademark-- Growth
  Index(5)              14.59      (2.32)      9.66           --             --
Lipper Mid-Cap Growth
  Fund Index(6)         14.03      (6.07)      9.68           --             --
--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and since inception are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.

(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also elected to use the Russell Midcap--Trademark-- Growth Index as its style specific index rather than the Russel 2500--Registered Trademark-- Growth Index because the fund believes the Russell Midcap--Trademark-- Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group.


(4) The Russell Midcap--Trademark-- Growth Index measures the performance of those securities in the Russell Midcap--Trademark-- Index with a higher than average growth forecast. The Russell Midcap--Trademark--Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.


(5) The Russell 2500--Registered Trademark-- Growth Index measures the performance of those Russell 2500--Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500--Registered Trademark-- Index measures the 2,500 smallest companies, which represents approximately 16% of the market capitalization, of the Russell 3000--Registered Trademark-- Index. The Russell 3000--Registered Trademark-- Index includes a representative sample of 3,000 of the largest U.S. companies in leading industries and represents approximately 98% of the investable U.S. equity market.

(6) The Lipper Mid Cap Growth Fund Index is an equally weighted representation for the 30 largest funds in the Lipper Mid-Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                       CLASS A      CLASS B   CLASS C   CLASS R
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)     5.50%        None      None      None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds,
whichever is less)                      None(1,2)    5.00%     1.00%     None(3)
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.64%     0.64%     0.64%     0.64%

Distribution and/or Service (12b-1) Fees    0.25      1.00      1.00      0.50

Other Expenses                              0.41      0.41      0.41      0.41

Total Annual Fund Operating Expenses(5)     1.30      2.05      2.05      1.55
--------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(4) There is no guarantee that actual expenses will be the same as those shown in the table.


(5) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Total Annual Fund Operating Expenses net of this arrangement were 1.29%, 2.04%, 2.04% and 1.54% for Class A, Class B, Class C and Class R shares, respectively for the year ended October 31, 2004.


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $675     $939     $1,224     $2,032
Class B                                      708      943      1,303      2,187
Class C                                      308      643      1,103      2,379
Class R                                      158      490        845      1,845
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Class A                                    $675     $939     $1,224     $2,032
Class B                                     208      643      1,103      2,187
Class C                                     208      643      1,103      2,379
Class R                                     158      490        845      1,845
-------------------------------------------------------------------------------

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation of 0.64% of average daily net assets.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------


PORTFOLIO MANAGER



The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:



- Jay K. Rushin (lead manager), Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. As the lead manager, Mr. Rushin generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rushin may perform these functions, and the nature of these functions, may change from time to time.



- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.



    They are assisted by the advisor's Aggressive Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    Effective April 29, 2005, Karl Farmer will be removed from the management of the fund.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Aggressive Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUTURE FUND CLOSURE

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund may periodically suspend or limit the offering of its shares.

    During closed periods, the fund may impose different standards for additional investments. Also, during those periods the fund will continue to pay Rule 12b-1 fees.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.




                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------------------------------
                                                  2004                 2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $     8.99           $     7.30       $     8.68       $    18.41       $    13.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.08)(a)            (0.07)(a)        (0.09)(a)        (0.09)(a)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.71                 1.76            (1.29)           (6.34)           11.08
=================================================================================================================================
    Total from investment operations                 0.63                 1.69            (1.38)           (6.43)           10.95
=================================================================================================================================
Less distributions from net realized gains             --                   --               --            (3.30)           (6.44)
=================================================================================================================================
Net asset value, end of period                 $     9.62           $     8.99       $     7.30       $     8.68       $    18.41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.01%               23.15%          (15.90)%         (40.51)%          47.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,640,288           $1,983,600       $1,798,318       $2,516,407       $4,444,515
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.29%(c)(d)          1.30%            1.32%            1.17%            1.04%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.86)%(c)           (0.96)%          (1.00)%          (0.79)%          (0.77)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                               115%                  78%              68%              89%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $1,862,760,352.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.30%.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.62         $   7.04    $   8.45    $  18.12    $  13.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)        (0.13)(a)    (0.15)(a)    (0.17)(a)    (0.29)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.67             1.71       (1.26)      (6.20)      11.04
===========================================================================================================================
    Total from investment operations                              0.53             1.58       (1.41)      (6.37)      10.75
===========================================================================================================================
Less distributions from net realized gains                          --               --          --       (3.30)      (6.44)
===========================================================================================================================
Net asset value, end of period                                $   9.15         $   8.62    $   7.04    $   8.45    $  18.12
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   6.15%           22.44%     (16.69)%    (40.90)%     46.29%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $248,425         $262,098    $226,806    $294,303    $374,010
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.04%(c)(d)      2.05%       2.07%       1.94%       1.86%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.61)%(c)       (1.71)%     (1.75)%     (1.55)%     (1.59)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            115%              78%         68%         89%         79%
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $259,597,199.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.



                                                                                         CLASS C
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.62         $   7.04    $   8.45    $  18.11    $  13.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)        (0.13)(a)    (0.15)(a)    (0.17)(a)    (0.29)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.67             1.71       (1.26)      (6.19)      11.03
===========================================================================================================================
    Total from investment operations                              0.53             1.58       (1.41)      (6.36)      10.74
===========================================================================================================================
Less distributions from net realized gains                          --               --          --       (3.30)      (6.44)
===========================================================================================================================
Net asset value, end of period                                $   9.15         $   8.62    $   7.04    $   8.45    $  18.11
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   6.15%           22.44%     (16.69)%    (40.86)%     46.21%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 71,229         $ 81,079    $ 72,676    $ 96,640    $120,591
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.04%(c)(d)      2.05%       2.07%       1.94%       1.86%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.61)%(c)       (1.71)%     (1.75)%     (1.55)%     (1.59)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            115%              78%         68%         89%         79%
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $76,341,843.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                  CLASS R
                                                              -----------------------------------------------
                                                                    YEAR ENDED                 JUNE 3, 2002
                                                                    OCTOBER 31,                (DATE SALES
                                                              -----------------------         COMMENCED) TO
                                                               2004             2003         OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.96           $ 7.29            $  8.89
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)        (0.10)(a)          (0.04)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.69             1.77              (1.56)
=============================================================================================================
    Total from investment operations                            0.59             1.67              (1.60)
=============================================================================================================
Net asset value, end of period                                $ 9.55           $ 8.96            $  7.29
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 6.58%           22.91%            (18.00)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,834           $1,164            $   137
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                         1.54%(c)(d)      1.55%              1.62%(e)
=============================================================================================================
Ratio of net investment income (loss) to average net assets    (1.11)%(c)       (1.21)%            (1.30)%(e)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(f)                                       115%              78%                68%
_____________________________________________________________________________________________________________
=============================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $2,238,723.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.


(e) Annualized.


(f) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-0739 or



BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Aggressive Growth Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     AGRO-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                              AIM BLUE CHIP FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005


AIM Blue Chip Fund seeks to provide long-term growth of capital.


--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C, R and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares -- Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------

Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------


INVESTMENT OBJECTIVE AND STRATEGIES

--------------------------------------------------------------------------------


The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers blue chip companies to be large and medium sized companies (i.e., companies with market capitalizations, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark--Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:


- MARKET CHARACTERISTICS--Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies that have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

- FINANCIAL CHARACTERISTICS--Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

    The portfolio managers consider whether to sell a particular security when they believe the issuer of the security no longer is a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income, the fund may invest in United States government securities and high-quality debt securities. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   32.00%
1996...................................................................   23.75%
1997...................................................................   31.91%
1998...................................................................   30.42%
1999...................................................................   25.65%
2000...................................................................   -9.29%
2001...................................................................  -22.91%
2002...................................................................  -26.42%
2003...................................................................   25.28%
2004...................................................................    4.29%



    During the periods shown in the bar chart, the highest quarterly return was 24.45% (quarter ended December 31, 1998) and the lowest quarterly return was -20.05% (quarter ended March 31, 2001).

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------
(for the periods ended                                  SINCE        INCEPTION
December 31, 2004)       1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)     DATE
----------------------------------------------------------------------------------
Class A                                                                02/04/87
  Return Before Taxes    (1.43)%   (8.67)%     8.41%         --
  Return After Taxes on
    Distributions        (1.43)    (8.67)      7.66          --
  Return After Taxes on
    Distributions and
    Sale of Fund Shares  (0.93)    (7.15)      6.98          --
Class B                                                                10/01/96
  Return Before Taxes    (1.45)    (8.62)        --        4.61%
Class C                                                                08/04/97
  Return Before Taxes     2.55     (8.25)        --        0.94
Class R(2)                                                             02/04/87(2)
  Return Before Taxes     4.11     (7.26)      8.87          --
Investor Class(3)                                                      02/04/87(3)
  Return Before Taxes     4.37     (7.60)      9.05          --
----------------------------------------------------------------------------------
S&P 500 Index(4)         10.87     (2.30)     12.07          --
Russell
  1000--Registered
  Trademark-- Growth
  Index(5)                6.30     (9.29)      9.59          --
Russell
  1000--Registered
  Trademark-- Index      11.40     (1.76)     12.16
Lipper Large-Cap Growth
  Fund Index(6)           7.45     (9.72)      8.64          --
Lipper Large-Cap Core
  Fund Index(7)           8.29     (2.98)     10.26          --
----------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Investor Class will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.

(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and ten year period are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.

(3) The returns shown for these periods are the blended returns of the historical performance of the fund's Investor Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to inception of the Investor Class shares) at net asset value and reflect the higher Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is September 30, 2003.

(4) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, as its style specific index instead of the Russell 1000--Registered Trademark-- Index because the fund believes the Russell 1000--Registered Trademark-- Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group. The fund has elected to use the Lipper Large-Cap Growth Fund Index as its peer group index rather than the Lipper Large-Cap Core Fund Index because the Lipper Large-Cap Growth Fund Index more closely reflects the investment style of this fund.


(5) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast. The Russell
    1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.

(6) The Lipper Large-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.
(7) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-growth value, compared to the S&P 500 Index.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                               INVESTOR
your investment)           CLASS A       CLASS B   CLASS C   CLASS R   CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              5.50%        None      None      None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)           None(1,2)    5.00%     1.00%     None(3)    None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted                                            INVESTOR
from fund assets)              CLASS A   CLASS B   CLASS C   CLASS R   CLASS
--------------------------------------------------------------------------------
Management Fees                 0.64%     0.64%     0.64%     0.64%      0.64%

Distribution and/or
Service (12b-1) Fees            0.35      1.00      1.00      0.50       0.25

Other Expenses(5)               0.46      0.46      0.46      0.46       0.46

Total Annual Fund
Operating Expenses              1.45      2.10      2.10      1.60       1.35

Fee Waiver(5)                   0.01      0.01      0.01      0.01       0.01

Net Annual Fund Operating
Expenses(6)                     1.44      2.09      2.09      1.59       1.34
--------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(4) There is no guarantee that actual expenses will be the same as those shown in the table.


(5) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)


(6) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Net Annual Fund Operating Expenses net of this arrangement were 1.43%, 2.08%, 2.08%, 1.58% and 1.33% for Class A, Class B, Class C, Class R and Investor Class shares, respectively, for the year ended October 31, 2004.


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursement. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------
Class A                                $689     $980     $1,294     $2,185
Class B                                 712      955      1,324      2,261
Class C                                 312      655      1,124      2,427
Class R                                 162      502        866      1,895
Investor Class                          136      425        734      1,619
---------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------
Class A                                $689     $980     $1,294     $2,185
Class B                                 212      655      1,124      2,261
Class C                                 212      655      1,124      2,427
Class R                                 162      502        866      1,895
Investor Class                          136      425        734      1,619
---------------------------------------------------------------------------

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation of 0.64% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.625% of average daily net assets, based on net asset levels. The advisor contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



  ADVISORY FEE RATES BEFORE      ADVISORY FEE RATES AFTER
   JANUARY 1, 2005 WAIVER         JANUARY 1, 2005 WAIVER
------------------------------------------------------------
      0.75% of the first $350       0.695% of the first $250
                      million                        million
     0.625% of the next $4.65         0.67% of the next $250
                      billion                        million
                                     0.645% of the next $500
0.60% of the next $5 billion*                        million
    0.575% of amount over $10         0.62% of the next $1.5
                     billion*                        billion
                                     0.595% of the next $2.5
                                                     billion
                                      0.57% of the next $2.5
                                                     billion
                                     0.545% of the next $2.5
                                                     billion
                                    0.52% of amount over $10
                                                     billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Monika H. Degan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995. As the lead manager, Ms. Degan generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Degan may perform these functions, and the nature of these functions, may change from time to time.

- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Blue Chip Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS


The fund expects that its distributions, if any, will consist of primarily of capital gains.


DIVIDENDS
The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.



                                                                           CLASS A
                                          --------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------
                                             2004               2003          2002             2001          2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    10.69         $     9.22    $    11.22       $    17.29    $    15.49
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.02)             (0.02)        (0.04)(a)        (0.04)        (0.05)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.27               1.49         (1.96)           (6.03)         1.85
====================================================================================================================
    Total from investment operations            0.25               1.47         (2.00)           (6.07)         1.80
====================================================================================================================
Net asset value, end of period            $    10.94         $    10.69    $     9.22       $    11.22    $    17.29
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                 2.34%             15.94%       (17.82)%         (35.11)%       11.60%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,236,434         $1,439,518    $1,402,589       $2,067,602    $3,163,453
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets         1.44%(c)(d)        1.47%         1.40%            1.28%         1.19%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.19)%(c)         (0.17)%       (0.33)%          (0.29)%       (0.31)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                           29%                28%           28%              31%           22%
____________________________________________________________________________________________________________________
====================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $1,410,872,545.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.45%.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                           CLASS B
                                          --------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------
                                             2004               2003          2002             2001          2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    10.22         $     8.88    $    10.87       $    16.87    $    15.22
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.10)             (0.08)        (0.10)(a)        (0.13)        (0.17)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.27               1.42         (1.89)           (5.87)         1.82
====================================================================================================================
    Total from investment operations            0.17               1.34         (1.99)           (6.00)         1.65
====================================================================================================================
Net asset value, end of period            $    10.39         $    10.22    $     8.88       $    10.87    $    16.87
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                 1.66%             15.09%       (18.31)%         (35.57)%       10.87%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,032,774         $1,223,821    $1,198,513       $1,806,464    $2,746,149
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets         2.09%(c)(d)        2.12%         2.05%            1.94%         1.88%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.84)%(c)         (0.82)%       (0.98)%          (0.94)%       (1.00)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                           29%                28%           28%              31%           22%
____________________________________________________________________________________________________________________
====================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $1,167,017,423.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.10%.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2004             2003        2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.22         $   8.88    $  10.87      $  16.86      $  15.21
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)           (0.08)      (0.10)(a)     (0.13)        (0.17)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.27             1.42       (1.89)        (5.86)         1.82
===============================================================================================================================
    Total from investment operations                              0.17             1.34       (1.99)        (5.99)         1.65
===============================================================================================================================
Net asset value, end of period                                $  10.39         $  10.22    $   8.88      $  10.87      $  16.86
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   1.66%           15.09%     (18.31)%      (35.53)%       10.82%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $222,840         $290,396    $302,555      $487,838      $720,186
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           2.09%(c)(d)      2.12%       2.05%         1.94%         1.88%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.84)%(c)       (0.82)%     (0.98)%       (0.94)%       (1.00)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             29%              28%         28%           31%           22%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $266,442,859.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.10%.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.66         $ 9.22       $ 10.53
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.03)         (0.00)        (0.02)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.28           1.44         (1.29)
====================================================================================================
    Total from investment operations                            0.25           1.44         (1.31)
====================================================================================================
Net asset value, end of period                                $10.91         $10.66       $  9.22
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 2.35%         15.62%       (12.44)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,000         $1,578       $    37
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.59%(c)(d)    1.62%         1.55%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (0.34)%(c)     (0.32)%       (0.49)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                        29%            28%           28%
____________________________________________________________________________________________________
====================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $5,598,909.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.60%.


(e) Annualized.


(f) Not annualized for periods less than one year.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                                                   (DATE SALES
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2004                  2003
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.69               $10.16
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.24                (0.00)
==================================================================================================
  Net gains on securities (both realized and unrealized)           0.03                 0.53
==================================================================================================
    Total from investment operations                               0.27                 0.53
==================================================================================================
Net asset value, end of period                                  $ 10.96               $10.69
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                                                    2.53%                5.22%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $32,084               $  100
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets                            1.34%(b)(c)          1.29%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets       (0.09)%(b)           (0.01)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                           29%                  28%
__________________________________________________________________________________________________
==================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $35,416,969.


(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.35%.


(d) Annualized.


(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or




BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Blue Chip Fund
   SEC 1940 Act file number: 811-1424
   ----------------------------------------

AIMinvestments.com     BCH-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                    AIM CAPITAL DEVELOPMENT FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

AIM Capital Development seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C, R and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares--Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Manager                                    6

OTHER INFORMATION                                    6
------------------------------------------------------

Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. Among factors which the portfolio manager may consider when purchasing these securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio manager considers whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered medium-sized company securities. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................   23.69%
1998...................................................................    4.53%
1999...................................................................   27.78%
2000...................................................................    9.82%
2001...................................................................   -8.65%
2002...................................................................  -21.71%
2003...................................................................   35.26%
2004...................................................................   15.44%




    During the periods shown in the bar chart, the highest quarterly return was 30.92% (quarter ended December 31, 1999) and the lowest quarterly return was -21.26% (quarter ended September 30, 2002).

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------
(for the periods
ended December 31,                            SINCE         INCEPTION
2004)                  1 YEAR     5 YEARS    INCEPTION        DATE
---------------------------------------------------------------------
Class A                                                     06/17/96
  Return Before Taxes    9.07%      2.99%        9.81%
  Return After Taxes
    on Distributions     7.88       1.82         9.07
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares               7.45       2.06         8.37
Class B                                                     10/01/96
  Return Before Taxes    9.67       3.16         8.61
Class C                                                     08/04/97
  Return Before Taxes   13.68       3.48         6.97
Class R(1)                                                  06/17/96(1)
  Return Before Taxes   15.32       4.00        10.36
Investor Class(2)                                           06/17/96(2)
  Return Before Taxes   15.44       4.17        10.53
---------------------------------------------------------------------
S&P 500 Index(3)        10.87      (2.30)     8.90(8)       06/30/96(8)
Russell
  Midcap--Trademark--
  Growth Index(4)       15.48      (3.36)     8.24(8)       06/30/96(8)
Russell
  Midcap--Trademark--
  Index(5)              20.22       7.59     12.11(8)       06/30/96(8)
Lipper Mid-Cap Growth
  Fund Index(6)         14.03      (6.07)     5.55(8)       06/30/96(8)
Lipper Mid Cap Core
  Fund Index(7)         15.44       5.65     10.63(8)       06/30/96(8)
---------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Investor Class will vary.

(1) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and since inception are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.

(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Investor Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to the inception of the Investor Class shares) at the net asset value and reflect the higher Rule 12b-1 fees applicable to Class A shares. [Investor Class shares would have different returns because, although the shares are invested in these same portfolio of securities, the Investor Class has a different expense structure.] The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is November 30, 2004.


(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also elected to use the Russell Midcap--Trademark-- Growth Index as its style specific index rather than the Russell Midcap--Trademark-- Index because the fund believes the Russell Midcap--Trademark-- Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group. The fund has elected to use the Lipper Mid-Cap Growth Fund Index as its peer group index rather than the Lipper Mid-Cap Core Fund Index because the Lipper Mid-Cap Growth Fund Index more closely reflects the investment style of this fund.

(4) The Russell Midcap--Trademark-- Growth Index measures the performance of those securities in the Russell Midcap Index with a higher than average growth forecast.
(5) The Russell Midcap--Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(6) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.
(7) The Lipper Mid Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.
(8) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------
(fees paid directly from                                                            INVESTOR
your investment)                      CLASS A      CLASS B    CLASS C    CLASS R    CLASS
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)     5.50%        None       None       None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)            None(1,2)    5.00%      1.00%      None(3)    None
---------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
-------------------------------------------------------------------------------------------
(expenses that are deducted                                                        INVESTOR
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R   CLASS
-------------------------------------------------------------------------------------------
Management Fees                             0.67%     0.67%     0.67%     0.67%      0.67%

Distribution and/or Service (12b-1) Fees    0.35      1.00      1.00      0.50       0.25

Other Expenses                              0.39      0.39      0.39      0.39       0.39

Total Annual Fund Operating Expenses(5)     1.41      2.06      2.06      1.56       1.31
-------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Total Annual Fund Operating Expenses net of this arrangement were 1.40%, 2.05%, 2.05%, 1.55% and 1.30% for Class A, Class B, Class C, Class R and Investor Class shares, respectively, for the year ended October 31, 2004.


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $686     $972     $1,279     $2,148
Class B                                      709      946      1,308      2,223
Class C                                      309      646      1,108      2,390
Class R                                      159      493        850      1,856
Investor Class                               133      415        718      1,579
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $686     $972     $1,279     $2,148
Class B                                      209      646      1,108      2,223
Class C                                      209      646      1,108      2,390
Class R                                      159      493        850      1,856
Investor Class                               133      415        718      1,579
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation of 0.67% of average daily net assets.



PORTFOLIO MANAGER



The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:



- Paul J. Rasplicka, (lead manager), Senior Portfolio Manager, has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.



- Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank.



    They are assisted by the advisor's Small/Mid Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    Effective April 29, 2005, Michael Chapman will be removed from the management of the fund. Also effective April 29, 2005, the fund's portfolio manager will be assisted by the advisor's Mid Cap Growth and GARP Team.



    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Capital Development Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.



                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2004             2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.66         $  12.80       $  14.69       $  21.79    $  15.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)        (0.08)(a)      (0.04)(a)      (0.04)      (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.70             3.94          (1.85)         (4.27)       6.68
=================================================================================================================================
    Total from investment operations                              1.62             3.86          (1.89)         (4.31)       6.55
=================================================================================================================================
Less distributions from net realized gains                       (0.42)              --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                                $  17.86         $  16.66       $  12.80       $  14.69    $  21.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   9.87%           30.16%        (12.87)%       (21.76)%     42.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $617,194         $545,691       $456,268       $576,660    $759,838
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.40%(c)(d)      1.53%          1.38%          1.33%       1.28%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.46)%(c)       (0.56)%        (0.29)%        (0.21)%     (0.60)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             74%             101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $580,388,749.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.41%.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2004             2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.79         $  12.21       $  14.10       $  21.16    $  14.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.18)(a)        (0.16)(a)      (0.14)(a)      (0.15)      (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.60             3.74          (1.75)         (4.12)       6.52
=================================================================================================================================
    Total from investment operations                              1.42             3.58          (1.89)         (4.27)       6.26
=================================================================================================================================
Less distributions from net realized gains                       (0.42)              --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                                $  16.79         $  15.79       $  12.21       $  14.10    $  21.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   9.13%           29.32%        (13.40)%       (22.29)%     42.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $376,355         $392,382       $346,456       $454,018    $617,576
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           2.05%(c)(d)      2.18%          2.03%          1.99%       1.99%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.11)%(c)       (1.21)%        (0.94)%        (0.87)%     (1.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             74%             101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $396,797,209.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                               2004            2003          2002          2001       2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.78         $ 12.20       $ 14.10       $ 21.15    $ 14.89
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.18)(a)       (0.16)(a)     (0.14)(a)     (0.14)     (0.25)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.59            3.74         (1.76)        (4.12)      6.51
============================================================================================================================
    Total from investment operations                             1.41            3.58         (1.90)        (4.26)      6.26
============================================================================================================================
Less distributions from net realized gains                      (0.42)             --            --         (2.79)        --
============================================================================================================================
Net asset value, end of period                                $ 16.77         $ 15.78       $ 12.20       $ 14.10    $ 21.15
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  9.07%          29.34%       (13.48)%      (22.24)%    42.04%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $73,929         $68,356       $56,298       $66,127    $82,982
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.05%(c)(d)     2.18%         2.03%         1.99%      1.99%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.11)%(c)      (1.21)%       (0.94)%       (0.87)%    (1.30)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            74%            101%          120%          130%       101%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $72,963,303.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                               CLASS R
                                                              -----------------------------------------
                                                                                          JUNE 3, 2002
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2004           2003            2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $16.62         $12.79          $ 16.62
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)      (0.10)(a)        (0.03)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.68           3.93            (3.80)
=======================================================================================================
    Total from investment operations                            1.58           3.83            (3.83)
=======================================================================================================
Less distributions from net realized gains                     (0.42)            --               --
=======================================================================================================
Net asset value, end of period                                $17.78         $16.62          $ 12.79
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                 9.65%         29.95%          (23.05)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,622         $1,154          $    10
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                         1.55%(c)(d)    1.68%            1.54%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets    (0.61)%(c)     (0.71)%          (0.44)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                        74%           101%             120%
_______________________________________________________________________________________________________
=======================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $2,864,084.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.56%.


(e) Annualized.


(f) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or




BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Capital Development Fund
   SEC 1940 Act file number: 811-1424

----------------------------------------
AIMinvestments.com     CDV-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                                AIM CHARTER FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

AIM Charter Fund seeks to provide growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisors                                         5

Advisor Compensation                                 6

Portfolio Manager                                    6

OTHER INFORMATION                                    6
------------------------------------------------------

Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In selecting investments, the portfolio manager seeks to identify those companies that are, in his view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio manager's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio manager considers whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.


    For risk management or cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    A larger position in cash or cash equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   35.68%
1996...................................................................   19.58%
1997...................................................................   24.73%
1998...................................................................   26.83%
1999...................................................................   33.87%
2000...................................................................  -14.69%
2001...................................................................  -23.09%
2002...................................................................  -16.14%
2003...................................................................   23.99%
2004...................................................................    8.67%




    During the periods shown in the bar chart, the highest quarterly return was 26.08% (quarter ended December 31, 1998) and the lowest quarterly return was -21.72% (quarter ended September 30, 2001).

                                ----------------
                                AIM CHARTER FUND
                                ----------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods
ended December 31,                                       SINCE         INCEPTION
2004)                  1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
--------------------------------------------------------------------------------
Class A                                                                11/26/68
  Return Before Taxes    2.71%     (6.87)%     9.19%          --
  Return After Taxes
     on Distributions    2.58      (7.11)      7.65           --
  Return After Taxes
     on Distributions
     and Sale of Fund
     Shares              1.93      (5.74)      7.28           --
Class B                                                                06/26/95
  Return Before Taxes    2.97      (6.82)        --         7.41%
Class C                                                                08/04/97
  Return Before Taxes    6.95      (6.48)        --         2.26
Class R(2)                                                             11/26/68(2)
  Return Before Taxes    8.37      (6.03)      9.56           --
--------------------------------------------------------------------------------
S&P 500 Index(3)        10.87      (2.30)     12.07           --
Russell 1000 Index(4)   11.40      (1.76)     12.16           --
Lipper Large-Cap Core
  Fund Index(5)          8.29      (2.98)     10.26           --
--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and ten year period are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.

(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also included the Russell 1000(R) Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Large-Cap Core Fund Index (which may or may not include the fund) for comparison to a peer group.

(4) The Russell 1000(R) Index measures the performance of the 1,000 largest companies domiciled in the United States.
(5) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                       CLASS A      CLASS B   CLASS C   CLASS R
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)     5.50%        None      None      None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is
less)                                   None(1,2)    5.00%     1.00%     None(3)
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.63%     0.63%     0.63%     0.63%

Distribution and/or Service (12b-1) Fees    0.30      1.00      1.00      0.50

Other Expenses                              0.34      0.34      0.34      0.34

Total Annual Fund
Operating Expenses                          1.27      1.97      1.97      1.47

Fee Waiver(5)                               0.01      0.01      0.01      0.01

Net Annual Fund Operating Expenses(6)       1.26      1.96      1.96      1.46
--------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(4) There is no guarantee that actual expenses will be the same as those shown in the table.


(5) Effective January 1, 2005 through December 31, 2009, the adviser has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)


(6) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Net Annual Fund Operating Expenses net of this arrangement were 1.25%, 1.95%, 1.95% and 1.45% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $671     $928     $1,204     $1,995
Class B                                      699      915      1,257      2,110
Class C                                      299      615      1,057      2,291
Class R                                      149      462        797      1,753
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $671     $928     $1,204     $1,995
Class B                                      199      615      1,057      2,110
Class C                                      199      615      1,057      2,291
Class R                                      149      462        797      1,753
--------------------------------------------------------------------------------

                                ----------------
                                AIM CHARTER FUND
                                ----------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.

    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.

    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.

    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory


Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).

                                ----------------
                                AIM CHARTER FUND
                                ----------------


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation of 0.63% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 1.00% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



  ADVISORY FEE RATES BEFORE      ADVISORY FEE RATES AFTER
   JANUARY 1, 2005 WAIVER         JANUARY 1, 2005 WAIVER
------------------------------------------------------------
       1.00% of the first $30        0.75% of the first $150
                      million                        million
       0.75% of the next $120       0.615% of the next $4.85
                      million                        billion
     0.625% of the next $4.85         0.57% of the next $2.5
                      billion                        billion
                                     0.545% of the next $2.5
0.60% of the next $5 billion*                        billion
    0.575% of amount over $10       0.52% of amount over $10
                     billion*                        billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


PORTFOLIO MANAGER


Ronald S. Sloan, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998.



    He is assisted by the advisor's Mid/Large Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Charter Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.






                                                                                         CLASS A
                                                          ---------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                          ---------------------------------------------------------------------
                                                             2004             2003          2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    11.12       $     9.57    $    10.46    $    18.07    $    17.16
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  0.06(a)          0.04(a)       0.01(b)      (0.03)        (0.04)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.00             1.51         (0.90)        (6.70)         2.30
===============================================================================================================================
    Total from investment operations                            1.06             1.55         (0.89)        (6.73)         2.26
===============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.02)              --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --               --            --         (0.88)        (1.35)
===============================================================================================================================
    Total distributions                                        (0.02)              --            --         (0.88)        (1.35)
===============================================================================================================================
Net asset value, end of period                            $    12.16       $    11.12    $     9.57    $    10.46    $    18.07
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                 9.58%           16.20%        (8.51)%      (38.75)%       13.60%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $1,843,623       $2,008,702    $2,096,866    $3,159,304    $5,801,869
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.26%(d)         1.30%         1.22%         1.16%         1.06%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.27%(d)         1.30%         1.22%         1.17%         1.08%
===============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        0.54%(d)         0.39%         0.09%(b)      (0.24)%      (0.20)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                           36%              28%          103%           78%           80%
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) Calculated using average shares outstanding.


(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.


(d) Ratios are based on average daily net assets of $1,961,051,091.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                         CLASS B
                                                        -------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                        -------------------------------------------------------------------------
                                                          2004            2003             2002             2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  10.67       $     9.24       $    10.18       $    17.72   $    16.97
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.02)(a)        (0.03)(a)        (0.08)(b)        (0.13)       (0.17)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             0.96             1.46            (0.86)           (6.53)        2.27
=================================================================================================================================
    Total from investment operations                        0.94             1.43            (0.94)           (6.66)        2.10
=================================================================================================================================
Less distributions from net realized gains                    --               --               --            (0.88)       (1.35)
=================================================================================================================================
Net asset value, end of period                          $  11.61       $    10.67       $     9.24       $    10.18   $    17.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                             8.81%           15.48%           (9.23)%         (39.14)%      12.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $885,500       $1,149,943       $1,204,617       $1,719,470   $3,088,611
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.96%(d)         2.00%            1.92%            1.86%        1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.97%(d)         2.00%            1.92%            1.87%        1.82%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (0.16%)(d)       (0.31)%          (0.61%)(b)       (0.94)%      (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       36%              28%             103%              78%          80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.


(d) Ratios are based on average daily net assets of $1,054,949,073.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.70       $   9.27    $  10.21    $  17.77    $  17.01
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)      (0.03)(a)    (0.08)(b)    (0.13)    (0.17)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.96           1.46       (0.86)      (6.55)       2.28
=========================================================================================================================
    Total from investment operations                              0.94           1.43       (0.94)      (6.68)       2.11
=========================================================================================================================
Less distributions from net realized gains                          --             --          --       (0.88)      (1.35)
=========================================================================================================================
Net asset value, end of period                                $  11.64       $  10.70    $   9.27    $  10.21    $  17.77
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   8.79%         15.43%      (9.21)%    (39.14)%     12.78%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $138,305       $163,859    $170,444    $248,533    $412,872
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.96%(d)       2.00%       1.92%       1.86%       1.80%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.97%(d)       2.00%       1.92%       1.87%       1.82%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.16)%(d)     (0.31)%     (0.61)%(b)    (0.94)%    (0.94)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             36%            28%        103%         78%         80%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Calculated using average shares outstanding.


(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.


(d) Ratios are based on average daily net assets of $157,268,602.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.08         $ 9.56       $ 10.94
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.04(a)        0.02(a)       0.00
====================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.00           1.50         (1.38)
====================================================================================================
    Total from investment operations                            1.04           1.52         (1.38)
====================================================================================================
Less dividends from net investment income                      (0.02)            --            --
====================================================================================================
Net asset value, end of period                                $12.10         $11.08       $  9.56
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 9.35%         15.90%       (12.61)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,534         $1,714       $    16
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.46%(c)(d)    1.50%         1.42%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets     0.34%(c)       0.19%        (0.11)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                        36%            28%          103%
____________________________________________________________________________________________________
====================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $2,239,072.


(d) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements ratio of expenses to average net assets was 1.47%


(e) Annualized.


(f) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--02/05

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                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

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                                 THE AIM FUNDS
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GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Charter Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     CHT-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                          AIM CONSTELLATION FUND

                                                                     PROSPECTUS
                                                              February 28, 2005

AIM Constellation Fund seeks to provide growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1

------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Sales Charges                                        7

Dividends and Distributions                          7

FINANCIAL HIGHLIGHTS                                 8
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when it no longer meets these criteria. The fund will invest without regard to market capitalization. The fund may also invest up to 20% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   35.45%
1996...................................................................   16.27%
1997...................................................................   12.92%
1998...................................................................   18.89%
1999...................................................................   44.38%
2000...................................................................  -10.37%
2001...................................................................  -23.61%
2002...................................................................  -24.75%
2003...................................................................   29.34%
2004...................................................................    6.18%




    During the periods shown in the bar chart, the highest quarterly return was 36.59% (quarter ended December 31, 1999) and the lowest quarterly return was -23.34% (quarter ended September 30, 2001).

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------
(for the periods ended                                       SINCE        INCEPTION
December 31, 2004)            1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)    DATE
-------------------------------------------------------------------------------------
Class A                                                                     4/30/76
  Return Before Taxes          0.35%    (7.73)%    7.40%         --
  Return After Taxes on
     Distributions             0.35     (8.50)     6.32          --
  Return After Taxes on
     Distributions and Sale
     of Fund Shares            0.23     (6.46)     6.24          --
Class B                                                                    11/03/97
  Return Before Taxes          0.47     (7.64)       --        1.23%
Class C                                                                    08/04/97
  Return Before Taxes          4.47     (7.35)       --        1.06%
Class R(2)                                                                 04/30/76(2)
  Return Before Taxes          5.95     (6.81)     7.83          --
-------------------------------------------------------------------------------------
S&P 500 Index(3)              10.87     (2.30)    12.07          --
Russell 1000--Registered
  Trademark-- Growth
  Index(4)                     6.30     (9.29)     9.59          --
Lipper Multi-Cap Growth Fund
  Index(5)                    11.26     (7.00)     9.43          --
-------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and ten year period are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.

(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Multi-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group.

(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast. The Russell 1000--Registered Trademark-- Index measures the performance of the largest 1,000 companies domiciled in the United States.
(5) The Lipper Multi-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                           CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)         5.50%     None      None      None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price or redemption
proceeds, whichever is less)               None(1,2)  5.00%     1.00%    None(3)
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.63%     0.63%     0.63%     0.63%

Distribution and/or Service (12b-1) Fees    0.30      1.00      1.00      0.50

Other Expenses                              0.36      0.36      0.36      0.36

Total Annual Fund Operating Expenses        1.29      1.99      1.99      1.49

Fee Waiver(5)                               0.03      0.03      0.03      0.03

Net Annual Fund Operating Expenses(6,7)     1.26      1.96      1.96      1.46
--------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(4) There is no guarantee that actual expenses will be the same as those shown in the table.


(5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)


(6) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Net Annual Fund Operating Expenses net of this arrangement were 1.25%, 1.95%, 1.95% and 1.45% for Class A, Class B, Class C and Class R shares respectively, for the year ended October 31, 2004.


(7) The fund's investment advisor voluntarily agreed to waive a portion of the management fee on assets in excess of $5 billion. Termination of this agreement requires approval by the Board of Trustees.


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursement. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $671     $928     $1,204     $2,007
Class B                                      699      915      1,257      2,122
Class C                                      299      615      1,057      2,303
Class R                                      149      462        797      1,765
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $671     $928     $1,204     $2,007
Class B                                      199      615      1,057      2,122
Class C                                      199      615      1,057      2,303
Class R                                      149      462        797      1,765
--------------------------------------------------------------------------------

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in Class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).

                             ----------------------
                             AIM CONSTELLATION FUND


                    ----------------------
    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation of 0.62% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 1.00% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



     ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------
      1.00% of the first $30 million       0.75% of the first $150 million
      0.75% of the next $120 million      0.615% of the next $4.85 billion
    0.625% of the next $4.85 billion        0.57% of the next $2.5 billion
       0.60% of the next $5 billion*       0.545% of the next $2.5 billion
  0.575% of amount over $10 billion*      0.52% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990. As the lead manager, Mr. Zschappel generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Zschappel may perform these functions, and the nature of these functions, may change from time to time.

- Christian A. Costanzo, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

- Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was employed by American Electric Power.

- Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.


    They are assisted by the advisor's Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Constellation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.



                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------------------
                                                   2004              2003               2002               2001          2000
                                                ----------        ----------         ----------         ----------    -----------
Net asset value, beginning of period            $    20.61        $    17.20         $    19.72         $    43.50    $     34.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.13)(a)         (0.12)(a)          (0.15)(a)          (0.12)         (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.79              3.53              (2.37)            (16.24)         12.39
=================================================================================================================================
    Total from investment operations                  0.66              3.41              (2.52)            (16.36)         12.13
=================================================================================================================================
Less Distributions from net realized gains              --                --                 --              (7.42)         (3.28)
=================================================================================================================================
Net asset value, end of period                  $    21.27        $    20.61         $    17.20         $    19.72    $     43.50
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       3.20%            19.83%            (12.78)%           (43.10)%        36.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $5,616,072        $6,825,023         $6,780,055         $9,703,277    $19,268,977
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    1.27%(c)          1.29%              1.26%              1.14%          1.08%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    1.29%(c)          1.30%              1.27%              1.17%          1.11%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.59)(c)         (0.67)%            (0.74)%            (0.46)%        (0.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 50%               47%                57%                75%            88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $6,338,680,161.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                      CLASS B
                                                       ----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                       ----------------------------------------------------------------------
                                                         2004            2003            2002            2001         2000
                                                       --------        --------        --------        --------    ----------
Net asset value, beginning of period                   $  19.46        $  16.36        $  18.89        $  42.28    $    34.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.26)(a)       (0.23)(a)       (0.27)(a)       (0.28)        (0.58)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.75            3.33           (2.26)         (15.69)        12.14
=============================================================================================================================
    Total from investment operations                       0.49            3.10           (2.53)         (15.97)        11.56
=============================================================================================================================
Less Distributions from net realized gains                   --              --              --           (7.42)        (3.28)
=============================================================================================================================
Net asset value, end of period                         $  19.95        $  19.46        $  16.36        $  18.89    $    42.28
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                            2.52%          18.95%         (13.39)%        (43.49)%       35.51%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $617,005        $688,587        $625,294        $818,343    $1,315,524
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.97%(c)        1.99%           1.96%           1.86%         1.85%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.99%(c)        2.00%           1.97%           1.89%         1.88%
=============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.29)(c)       (1.37)%         (1.44)%         (1.17)%       (1.38)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                      50%             47%             57%             75%           88%
_____________________________________________________________________________________________________________________________
=============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $670,218,131.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                       CLASS C
                                                       -----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                       -----------------------------------------------------------------------
                                                         2004             2003             2002             2001        2000
                                                       --------         --------         --------         --------    --------
Net asset value, beginning of period                   $  19.46         $  16.36         $  18.88         $  42.27    $  33.99
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.26)(a)        (0.23)(a)        (0.27)(a)        (0.29)      (0.59)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.74             3.33            (2.25)          (15.68)      12.15
==============================================================================================================================
    Total from investment operations                       0.48             3.10            (2.52)          (15.97)      11.56
==============================================================================================================================
Less Distributions from net realized gains                   --               --               --            (7.42)      (3.28)
==============================================================================================================================
Net asset value, end of period                         $  19.94         $  19.46         $  16.36         $  18.88    $  42.27
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                            2.47%           18.95%          (13.35)%         (43.51)%     35.52%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $162,707         $193,585         $184,393         $258,786    $434,544
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.97%(c)         1.99%            1.96%            1.86%       1.85%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.99%(c)         2.00%            1.97%            1.89%       1.88%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.29)(c)        (1.37)%          (1.44)%          (1.17)%     (1.38)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                      50%              47%              57%              75%         88%
______________________________________________________________________________________________________________________________
==============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $184,507,218.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                CLASS R
                                                              -------------------------------------------
                                                                                            JUNE 3, 2002
                                                                   YEAR ENDED                (DATE SALES
                                                                   OCTOBER 31,              COMMENCED) TO
                                                              ---------------------          OCTOBER 31,
                                                               2004           2003              2002
                                                              ------         ------         -------------
Net asset value, beginning of period                          $20.63         $17.26            $19.82
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.17)(a)      (0.16)(a)         (0.07)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.78           3.53             (2.49)
=========================================================================================================
    Total from investment operations                            0.61           3.37             (2.56)
=========================================================================================================
Net asset value, end of period                                $21.24         $20.63            $17.26
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 2.96%         19.52%           (12.92)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,202         $2,857            $  226
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.47%(c)       1.49%             1.53%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.49%(c)       1.50%             1.54%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (0.79)(c)      (0.87)%           (1.01)(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)                                        50%            47%               57%
_________________________________________________________________________________________________________
=========================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $4,982,137.


(d) Annualized.


(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

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                                 THE AIM FUNDS
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PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

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                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.


You can also review and obtain copies of the fund's SAI, financial reports and, the fund's Forms N-Q other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Constellation Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     CST-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                        AIM CORE STRATEGIES FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

AIM Core Strategies Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Investments in the fund:
- are not FDIC insured;
- may lose value; and
- are not guaranteed by a bank.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------

Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design and are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, in large-capitalization company securities that are included in either the Standard & Poor's 500 Index (S&P 500 Index) or the Russell 1000--Registered Trademark-- Index at the time of purchase. The S&P 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The Russell 1000--Registered Trademark-- Index represents the performance of stocks of large-capitalization companies. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. Generally, the fund's aggregate sector weightings and risk profile are closely aligned to that of the S&P 500 Index. Under normal conditions, the top 10 holdings may comprise up to 35% of the portfolio's net assets. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio manager purchases securities of a limited number of large-cap companies that he believes have the potential for above-average growth and that contribute to the fund's overall risk profile. The portfolio manager considers whether to sell a particular security when he believes the security no longer has that potential.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Also, since a large percentage of the fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2002...................................................................  -21.92%
2003...................................................................   23.90%
2004...................................................................    8.54%




    During the periods shown in the bar chart, the highest quarterly return was 12.58% (quarter ended June 30, 2003) and the lowest quarterly return was -15.02% (quarter ended September 30, 2002).

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended December 31,                        SINCE      INCEPTION
2004)                                    1 YEAR           INCEPTION      DATE
--------------------------------------------------------------------------------
Class A                                                                 12/31/01
  Return Before Taxes                      2.59%            (0.25)%
  Return After Taxes on Distributions      2.59             (0.49)
  Return After Taxes on Distributions
     and Sale of Fund Shares               1.68             (0.38)
Class B                                                                 12/31/01
  Return Before Taxes                      3.54              0.66
Class C                                                                 12/31/01
  Return Before Taxes                      7.54              1.64
--------------------------------------------------------------------------------
S&P 500 Index(1)                          10.87              3.58(3)    12/31/01(3)
Lipper Large-Cap Core Fund Index(2)        8.29              2.11(3)    12/31/01(3)
--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. In addition, the fund has included the Lipper Large-Cap Core Fund Index (which may or may not include the fund) for comparison to a peer group.

(2) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.
(3) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)               5.50%       None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)        None(1,2)   5.00%       1.00%
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                      0.75%      0.75%      0.75%

Distribution and/or Service (12b-1) Fees(4)          0.35       1.00       1.00

Other Expenses                                      11.46      11.46      11.46

Total Annual Fund Operating Expenses(5,6)           12.56      13.21      13.21

Fee Waivers(7)                                       0.05       0.05       0.05

Net Annual Fund Operating Expenses                  12.51      13.16      13.16
--------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) There is no guarantee that actual expenses will be the same as those shown in the table.


(4) The distributor has agreed voluntarily to waive 0.35%, 1.00% and 1.00% of Rule 12b-1 distribution plan fees on Class A, Class B and Class C shares, respectively. This agreement may be modified or discontinued at any time.


(5) The fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) to 1.75% of average daily net assets of Class A, Class B and Class C shares. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above:
    (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Total Annual Fund Operating Expenses for Class A, Class B and Class C shares, net of the above agreements are 1.79%, 1.79% and 1.79%, respectively.


(6) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters.


(7) Effective January 1, 2005 through June 30, 2006, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                    $1,688   $3,721    $5,458     $8,773
Class B                                     1,762    3,794     5,574      8,826
Class C                                     1,362    3,494     5,374      8,878
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                    $1,688   $3,721    $5,458     $8,773
Class B                                     1,262    3,494     5,374      8,826
Class C                                     1,262    3,494     5,374      8,878
--------------------------------------------------------------------------------

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received no compensation due to a voluntary expense limitation between the advisor and the fund. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



     ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------
       0.75% of the first $1 billion      0.695% of the first $250 million
        0.70% of the next $1 billion        0.67% of the next $250 million
    0.625% of amount over $2 billion       0.645% of the next $500 million
                                            0.62% of the next $1.5 billion
                                           0.595% of the next $2.5 billion
                                            0.57% of the next $2.5 billion
                                           0.545% of the next $2.5 billion
                                          0.52% of amount over $10 billion



PORTFOLIO MANAGER



Duy Nguyen, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he served as vice president and director of quantitative services of FactSet Research Systems, Inc.



    He is assisted by the advisor's Quantitative Research Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Core Strategies Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years ended 2004 and 2003 and the fiscal period ended 2002 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                               CLASS A
                                                              -----------------------------------------
                                                                                      DECEMBER 31, 2001
                                                                   YEAR ENDED         (DATE OPERATIONS
                                                                  OCTOBER 31,           COMMENCED TO
                                                              --------------------       OCTOBER 31,
                                                               2004          2003           2002
                                                              ------        ------    -----------------
Net asset value, beginning of period                          $ 9.10        $ 7.99         $ 10.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.02)        (0.02)          (0.03)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.49          1.27           (1.98)
=======================================================================================================
    Total from investment operations                            0.47          1.25           (2.01)
=======================================================================================================
Less dividends from net investment income                      (0.01)        (0.14)             --
=======================================================================================================
Net asset value, end of period                                $ 9.56        $ 9.10         $  7.99
_______________________________________________________________________________________________________
=======================================================================================================
Total return(a)                                                 5.20%        15.95%         (20.10)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  390        $  371         $   320
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                   1.79%(b)      1.78%           1.82%(c)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements               12.56%(b)     11.94%          13.71%(c)
=======================================================================================================
Ratio of net investment income (loss) to average net assets    (0.25)%(b)    (0.28)%         (0.45)%(c)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(d)                                        52%           81%             42%
_______________________________________________________________________________________________________
=======================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $388,357.


(c) Annualized.


(d) Not annualized for periods less than one year.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                              CLASS B
                                                              ----------------------------------------
                                                                                     DECEMBER 31, 2001
                                                                   YEAR ENDED        (DATE OPERATIONS
                                                                  OCTOBER 31,          COMMENCED TO
                                                              --------------------      OCTOBER 31,
                                                               2004         2003           2002
                                                              -------      -------   -----------------
Net asset value, beginning of period                          $  9.10      $  7.99        $ 10.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.02)       (0.02)         (0.03)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.49         1.27          (1.98)
======================================================================================================
    Total from investment operations                             0.47         1.25          (2.01)
======================================================================================================
Less dividends from net investment income                       (0.01)       (0.14)            --
======================================================================================================
Net asset value, end of period                                $  9.56      $  9.10        $  7.99
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                                                  5.20%       15.95%        (20.10)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   292      $   278        $   240
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                    1.79%(b)     1.78%          1.82%(c)
------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                13.21%(b)    12.59%         14.36%(c)
======================================================================================================
Ratio of net investment income (loss) to average net assets     (0.25)%(b)   (0.28)%        (0.45)%(c)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(d)                                         52%          81%            42%
______________________________________________________________________________________________________
======================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $291,270.


(c) Annualized.


(d) Not annualized for periods less than one year.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                              CLASS C
                                                              ----------------------------------------
                                                                                     DECEMBER 31, 2001
                                                                   YEAR ENDED        (DATE OPERATIONS
                                                                  OCTOBER 31,          COMMENCED TO
                                                              --------------------      OCTOBER 31,
                                                               2004         2003           2002
                                                              -------      -------   -----------------
Net asset value, beginning of period                          $  9.10      $  7.99        $ 10.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.02)       (0.02)         (0.03)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.49         1.27          (1.98)
======================================================================================================
    Total from investment operations                             0.47         1.25          (2.01)
======================================================================================================
Less dividends from net investment income                       (0.01)       (0.14)            --
======================================================================================================
Net asset value, end of period                                $  9.56      $  9.10        $  7.99
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                                                  5.20%       15.95%        (20.10)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   292      $   278        $   240
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                    1.79%(b)     1.78%          1.82%(c)
------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                13.21%(b)    12.59%         14.36%(c)
======================================================================================================
Ratio of net investment income (loss) to average net assets     (0.25)%(b)   (0.28)%        (0.45)%(c)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(d)                                         52%          81%            42%
______________________________________________________________________________________________________
======================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $291,270.


(c) Annualized.


(d) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

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                                 THE AIM FUNDS
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(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

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                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
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PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Core Strategies Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     CSTR-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                AIM DENT DEMOGRAPHIC TRENDS FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

AIM Dent Demographic Trends Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisors                                         5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------

Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................  -17.22%
2001...................................................................  -32.06%
2002...................................................................  -32.68%
2003...................................................................   36.58%
2004...................................................................     7.5%




    During the periods shown in the bar chart, the highest quarterly return was 23.36% (quarter ended December 31, 2001) and the lowest quarterly return was -31.35% (quarter ended March 31, 2001).

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------
                                                                      SINCE       INCEPTION
(FOR THE PERIODS ENDED DECEMBER 31, 2004)   1 YEAR      5 YEARS     INCEPTION        DATE
---------------------------------------------------------------------------------------------
Class A                                                                            06/07/99
  Return Before Taxes                         1.54%      (12.08)%      (3.67)%
  Return After Taxes on Distributions         1.54       (12.08)       (3.67)
  Return After Taxes on Distributions
     and Sale of Fund Shares                  1.00        (9.82)       (3.08)
Class B                                                                            06/07/99
  Return Before Taxes                         1.84       (12.03)       (3.51)
Class C                                                                            06/07/99
  Return Before Taxes                         5.84       (11.67)       (3.33)
---------------------------------------------------------------------------------------------
S&P 500 Index(1)                             10.87        (2.30)        0.21       05/31/99(4)
Russell 3000--Registered Trademark--
  Growth Index(2)                             6.93        (8.87)       (3.65)      05/31/99(4)
Lipper Multi-Cap Growth Fund Index(3)        11.26        (7.00)       (0.85)      05/31/99(4)
---------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.


(1) The S&P 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also included the Russell 3000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Multi-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group.


(2) The Russell 3000--Registered Trademark-- Growth Index measures the performance of those Russell 3000(TM) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are members of either the Russell 1000--Registered Trademark-- Growth Index or Russell 2000--Registered Trademark-- Growth indices. The Russell 3000--Registered Trademark-- Index includes a representative sample of 3,000 of the largest U.S. companies in leading industries and represents approximately 98% of the investable U.S. equity market.

(3) The Lipper Multi-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is considered representative of the U.S. equity markets.
(4) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                               CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)             5.50%        None         None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is less)       None(1,2)  5.00%        1.00%
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                             CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Management Fees(4)                              0.77%       0.77%        0.77%

Distribution and/or Service (12b-1) Fees        0.35        1.00         1.00

Other Expenses                                  0.70        0.70         0.70

Total Annual Fund Operating Expenses            1.82        2.47         2.47
Fee Waiver(5)                                   0.09        0.09         0.09
Net Annual Fund Operating Expenses(6)           1.73        2.38         2.38
--------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) There is no guarantee that actual expenses will be the same as those shown in the table.


(4) Effective July 1, 2004, the Board of Trustees of AIM Equity Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Management Fees reflect this agreement.


(5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)



(6) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Net Annual Fund Operating Expenses net of this arrangement were 1.71%, 2.36% and 2.36% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursement. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                        1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A                                  $716     $1,065     $1,437     $2,530
Class B                                   741      1,042      1,470      2,607
Class C                                   341        742      1,270      2,768
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                        1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A                                  $716     $1,065     $1,437     $2,530
Class B                                   241        742      1,270      2,607
Class C                                   241        742      1,270      2,768
--------------------------------------------------------------------------------

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including the fund's investment decisions, the execution of securities transactions, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund. H.S. Dent Advisors, Inc. (the subadvisor) serves as the fund's subadvisor, and is located at 6515 Gwin Road, Oakland, California 94611. The subadvisor is responsible for providing the advisor with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives. The subadvisor has acted as an investment advisor since 1999.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.


    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------


fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation"
(http://www.aiminvestments.com/regulatory).


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation of 0.83% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.77% to 0.72% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



            ADVISORY FEE RATES BEFORE                            ADVISORY FEE RATES AFTER
              JANUARY 1, 2005 WAIVER                              JANUARY 1, 2005 WAIVER
------------------------------------------------------------------------------------------------------
                     0.77% of the first $2 billion                    0.695% of the first $250 million
                      0.72% of the next $3 billion                      0.67% of the next $250 million
                    0.695% of the next $5 billion*                     0.645% of the next $500 million
                 0.67% of amount over $10 billion*                      0.62% of the next $1.5 billion
                                                                       0.595% of the next $2.5 billion
                                                                        0.57% of the next $2.5 billion
                                                                       0.545% of the next $2.5 billion
                                                                      0.52% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987. As the lead manager, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.

- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.


- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.


    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Dent Demographic Trends Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.






                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   7.78       $   6.00    $   7.62    $  15.40    $  12.14
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)         (0.09)      (0.12)      (0.12)      (0.11)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.17           1.87       (1.50)      (7.66)       3.37
=========================================================================================================================
    Total from investment operations                              0.06           1.78       (1.62)      (7.78)       3.26
=========================================================================================================================
Net asset value, end of period                                $   7.84       $   7.78    $   6.00    $   7.62    $  15.40
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   0.77%         29.67%     (21.26)%    (50.52)%     26.85%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $174,741       $212,863    $190,253    $312,377    $666,929
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.86%(b)       2.01%       1.87%       1.64%       1.50%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.88%(b)       2.02%       1.87%       1.64%       1.50%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.19)%(b)     (1.29)%     (1.31)%     (1.04)%     (0.93)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            128%           152%        189%        143%         90%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.


(b) Ratios are based on average daily net assets of $199,117,481.

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   7.56       $   5.87    $   7.50    $  15.26    $  12.11
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.16)         (0.13)      (0.17)      (0.18)      (0.18)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.16           1.82       (1.46)      (7.58)       3.33
=========================================================================================================================
    Total from investment operations                              0.00           1.69       (1.63)      (7.76)       3.15
=========================================================================================================================
Net asset value, end of period                                $   7.56       $   7.56    $   5.87    $   7.50    $  15.26
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   0.00%         28.79%     (21.73)%    (50.85)%     26.01%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $209,240       $251,650    $223,666    $367,494    $748,480
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.51%(b)       2.66%       2.53%       2.32%       2.17%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.53%(b)       2.67%       2.53%       2.32%       2.17%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.84)%(b)     (1.94)%     (1.97)%     (1.72)%     (1.60)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            128%           152%        189%        143%         90%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.


(b) Ratios are based on average daily net assets of $237,281,695.



                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                               2004          2003       2002        2001        2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.56       $  5.87    $  7.50    $  15.26    $  12.11
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.16)        (0.13)     (0.17)      (0.19)      (0.17)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.16          1.82      (1.46)      (7.57)       3.32
======================================================================================================================
    Total from investment operations                             0.00          1.69      (1.63)      (7.76)       3.15
======================================================================================================================
Net asset value, end of period                                $  7.56       $  7.56    $  5.87    $   7.50    $  15.26
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                  0.00%        28.79%    (21.73)%    (50.85)%     26.01%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $74,759       $96,120    $87,938    $149,925    $309,821
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.51%(b)      2.66%      2.53%       2.32%       2.17%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.53%(b)      2.67%      2.53%       2.32%       2.17%
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.84)%(b)    (1.94)%    (1.97)%     (1.72)%     (1.60)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                           128%          152%       189%        143%         90%
______________________________________________________________________________________________________________________
======================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.


(b) Ratios are based on average daily net assets of $87,861,805.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

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                                 THE AIM FUNDS
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    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

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                                 THE AIM FUNDS
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CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

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                                 THE AIM FUNDS
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additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

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                                 THE AIM FUNDS
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you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

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                                 THE AIM FUNDS
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PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

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                                 THE AIM FUNDS
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GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

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                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Dent Demographic Trends Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     DDT-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                   AIM DIVERSIFIED DIVIDEND FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

AIM Diversified Dividend Fund seeks to provide growth of capital and, secondarily, current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

Portfolio Manager                                    5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet these objectives by investing, normally, at least 80% of its assets in dividend-paying equity securities. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund may invest up to 20% of assets in master limited partnerships or in investment-grade debt securities of U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In selecting investments, the portfolio manager seeks stocks that have paid consistent or increasing dividends. The portfolio manager focuses on the financial health and profit sustainability of the company issuing the stock, and selects stocks that offer the most total return potential from price appreciation and dividend return. The portfolio manager considers whether to sell a particular security when any of these factors materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.


    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -12.90%
2003...................................................................   26.90%
2004...................................................................   13.84%




    During the periods shown in the bar chart, the highest quarterly return was 14.18% (quarter ended June 30, 2003) and the lowest quarterly return was -14.15% (quarter ended September 30, 2002).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended                                    SINCE       INCEPTION
December 31, 2004)                       1 YEAR           INCEPTION      DATE
--------------------------------------------------------------------------------
Class A                                                                 12/31/01
  Return Before Taxes                      7.57%            5.95%
  Return After Taxes on Distributions      6.93             5.70
  Return After Taxes on Distributions
    and Sale of Fund Shares                5.42             5.04
Class B                                                                 12/31/01
  Return Before Taxes                      8.12             6.39
Class C                                                                 12/31/01
  Return Before Taxes                     12.13             7.24
--------------------------------------------------------------------------------
S&P 500 Index(1)                          10.87             3.58(4)     12/31/01(4)
Russell 1000--Registered Trademark--
  Index(2)                                11.40             4.27(4)     12/31/01(4)
Lipper Large-Cap Core Fund Index(3)        8.29             2.11(4)     12/31/01(4)
--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B and C shares will vary.


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also included the Russell 1000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the fund has included the Lipper Large-Cap Core Fund Index (which may or may not include the fund) for comparison to a peer group.

(2) The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(3) The Lipper Large-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of the purchase and have an average price-to-earnings ratio, price to book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.
(4) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                 CLASS A       CLASS B   CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)                                      5.50%      None      None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)              None(1,2)  5.00%     1.00%
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                    CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Management Fees                                       0.75%     0.75%     0.75%

Distribution and/or Service (12b-1) Fees              0.35      1.00      1.00

Other Expenses                                        0.60      0.60      0.60

Total Annual Fund Operating Expenses                  1.70      2.35      2.35

Fee Waivers(4,5)                                      0.20      0.20      0.20

Net Annual Fund Operating Expenses(6,7)               1.50      2.15      2.15
--------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) There is no guarantee that actual expenses will be the same as those shown in the table.


(4) The fund's investment advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.50%, 2.15% and 2.15% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation is in effect through October 31, 2005.


(5) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)


(6) The fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.00%, 1.65% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.


(7) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Net Annual Fund Operating Expenses for the item noted above and net of this arrangement were 1.00%, 1.65% and 1.65% for Class A, Class B and Class C, respectively for the year ended October 31, 2004.


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $694    $1,038    $1,405     $2,432
Class B                                      718     1,014     1,437      2,509
Class C                                      318       714     1,237      2,671
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $694    $1,038    $1,405     $2,432
Class B                                      218       714     1,237      2,509
Class C                                      218       714     1,237      2,671
--------------------------------------------------------------------------------

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation of 0.09% of average daily net assets. The annual

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------


management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



  ADVISORY FEE RATES BEFORE      ADVISORY FEE RATES AFTER
   JANUARY 1, 2005 WAIVER         JANUARY 1, 2005 WAIVER
------------------------------------------------------------
                                    0.695% of the first $250
0.75% of the first $1 billion                        million
                                      0.67% of the next $250
 0.70% of the next $1 billion                        million
     0.625% of amount over $2        0.645% of the next $500
                      billion                        million
                                      0.62% of the next $1.5
                                                     billion
                                     0.595% of the next $2.5
                                                     billion
                                      0.57% of the next $2.5
                                                     billion
                                     0.545% of the next $2.5
                                                     billion
                                    0.52% of amount over $10
                                                     billion


PORTFOLIO MANAGER


Meggan M. Walsh, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. She has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1991.



    She is assisted by the advisor's Diversified Dividend Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of her compensation structure, and information regarding other accounts she manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES


Purchases of Class A shares of AIM Diversified Dividend Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.


DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS

The fund generally declares and pays dividends, if any, quarterly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years ended 2004 and 2003 and the fiscal period ended 2002 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                               CLASS A
                                                              ------------------------------------------
                                                                                       DECEMBER 31, 2001
                                                                   YEAR ENDED          (DATE OPERATIONS
                                                                   OCTOBER 31,           COMMENCED) TO
                                                              ---------------------       OCTOBER 31,
                                                               2004          2003            2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.26       $  8.70         $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.14          0.06(a)        (0.03)(a)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.23          1.54           (1.27)
========================================================================================================
    Total from investment operations                             1.37          1.60           (1.30)
========================================================================================================
Less dividends from net investment income                       (0.15)        (0.04)             --
========================================================================================================
Net asset value, end of period                                $ 11.48       $ 10.26         $  8.70
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                 13.36%        18.39%         (13.00)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $63,513       $22,375         $ 7,834
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.00%(c)      1.51%           1.75%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.70%(c)      2.12%           4.26%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets      1.27%(c)      0.65%          (0.34)%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)                                         30%           72%             42%
________________________________________________________________________________________________________
========================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $38,366,366.


(d) Annualized.


(e) Not annualized for periods less than one year.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                               CLASS B
                                                              ------------------------------------------
                                                                                       DECEMBER 31, 2001
                                                                   YEAR ENDED          (DATE OPERATIONS
                                                                   OCTOBER 31,           COMMENCED) TO
                                                              ---------------------       OCTOBER 31,
                                                               2004          2003            2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.17       $  8.65         $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.07          0.00(a)        (0.08)(a)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.21          1.53           (1.27)
========================================================================================================
    Total from investment operations                             1.28          1.53           (1.35)
========================================================================================================
Less dividends from net investment income                       (0.07)        (0.01)             --
========================================================================================================
Net asset value, end of period                                $ 11.38       $ 10.17         $  8.65
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                 12.63%        17.67%         (13.50)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $45,700       $21,582         $ 7,100
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.65%(c)      2.16%           2.40%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.35%(c)      2.77%           4.91%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets      0.62%(c)      0.00%          (0.99)%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)                                         30%           72%             42%
________________________________________________________________________________________________________
========================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $31,836,043.


(d) Annualized.


(e) Not annualized for periods less than one year.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                CLASS C
                                                              --------------------------------------------
                                                                                         DECEMBER 31, 2001
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  OCTOBER 31,              COMMENCED) TO
                                                              --------------------          OCTOBER 31,
                                                               2004          2003              2002
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.16       $ 8.65            $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.07         0.00(a)           (0.08)(a)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.21         1.52              (1.27)
==========================================================================================================
    Total from investment operations                             1.28         1.52              (1.35)
==========================================================================================================
Less dividends from net investment income                       (0.07)       (0.01)                --
==========================================================================================================
Net asset value, end of period                                $ 11.37       $10.16            $  8.65
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                 12.64%       17.55%            (13.50)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $15,316       $5,848            $ 1,116
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.65%(c)     2.16%              2.40%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.35%(c)     2.77%              4.91%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets      0.62%(c)     0.00%             (0.99)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                                         30%          72%                42%
__________________________________________________________________________________________________________
==========================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $9,843,547.


(d) Annualized.


(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or




BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------
   AIM Diversified Dividend Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     DDI-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                        AIM EMERGING GROWTH FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

AIM Emerging Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 6

Portfolio Manager                                    6

OTHER INFORMATION                                    6
------------------------------------------------------

Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing in securities of companies the portfolio manager believes are likely to benefit from new or innovative products, services or processes. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. The fund expects to invest a significant portion of its assets in securities of small- and medium-sized companies with a focus on small-sized companies. Under normal conditions, the top 10 holdings may comprise at least a third of the portfolio's net assets. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.



    The portfolio manager purchases securities of companies that have experienced, or that he believes have the potential for, above-average, long-term growth. The portfolio manager considers whether to sell a particular security when he believes the security no longer has that potential.


    The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, and because the fund is non-diversified, the fund will invest in fewer securities than if it were a diversified fund. Thus, a change in the value of these securities could significantly affect the value of your investment in the fund.


    IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. Attractive IPOs are often oversubscribed and may not be available to the fund, or may be available in only very limited quantities.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS(1)

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................  -20.29%
2002...................................................................  -33.90%
2003...................................................................   51.74%
2004...................................................................    9.94%



(1 )A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.



    During the period shown in the bar chart, the highest quarterly return was 38.43% (quarter ended December 31, 2001) and the lowest quarterly return was -37.12% (quarter ended September 30, 2001).

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS(1)
-----------------------------------------------------------------------------------
(for the periods ended December 31,                        SINCE      INCEPTION
2004)                                    1 YEAR           INCEPTION      DATE
--------------------------------------------------------------------------------
Class A                                                                 03/31/00
  Return Before Taxes                      3.90%            (6.84)%
  Return After Taxes on Distributions      3.90             (7.22)
  Return After Taxes on Distributions
     and Sale of Fund Shares               2.54             (5.90)
Class B                                                                 03/31/00
  Return Before Taxes                      4.23             (6.69)
Class C                                                                 03/31/00
  Return Before Taxes                      8.08             (6.34)
--------------------------------------------------------------------------------
S&P 500 Index(2)                          10.87             (2.88)(5)   03/31/00(5)
Russell Midcap--Trademark-- Growth
  Index(3)                                15.48             (7.34)(5)   03/31/00(5)
Lipper Mid-Cap Growth Fund Index(4)       14.03             (8.97)(5)   03/31/00(5)
--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.


(1) A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.


(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also included the Russell Midcap--Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group.


(3) The Russell Midcap--Trademark-- Growth Index measures the performance of those securities in the Russell Midcap--Trademark-- Index with a higher than average growth forecast. The Russell Midcap--Trademark--Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. Those stocks represent approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.


(4) The Lipper Mid-Cap Growth Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ration, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.


(5) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                         CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)        5.50%          None           None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds,
whichever is less)                         None(1,2)      5.00%          1.00%
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                        CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
Management Fees                            0.85%          0.85%          0.85%

Distribution and/or Service (12b-1)
Fees                                       0.35           1.00           1.00

Other Expenses                             0.66           0.66           0.66

Total Annual Fund Operating Expenses       1.86           2.51           2.51

Fee Waiver(4)                              0.10           0.10           0.10

Net Annual Fund Operating
Expenses(5,6)                              1.76           2.41           2.41
--------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management -- Advisor Compensation" following.)


(5) The fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A. Class B and Class C shares to 2.00%, 2.65% and 2.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.


(6) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Net Annual Fund Operating Expenses net of this arrangement were 1.74%, 2.39% and 2.39% for Class A, Class B and Class C, respectively for the year ended October 31, 2004.


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursement. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                    $719     $1,074    $1,452     $2,566
Class B                                     744      1,051     1,485      2,643
Class C                                     344        751     1,285      2,803
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                    $719     $1,074    $1,452     $2,566
Class B                                     244        751     1,285      2,643
Class C                                     244        751     1,285      2,803
--------------------------------------------------------------------------------

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

could also have an adverse effect on the investment performance of the funds. ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation of 0.85% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.85% to 0.80% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



ADVISORY FEE RATES BEFORE JANUARY 1,  ADVISORY FEE RATES AFTER JANUARY 1,
            2005 WAIVER                           2005 WAIVER
-------------------------------------------------------------------------
   0.85% of the first $1 billion      0.745% of the first $250 million
    0.80% of the next $4 billion        0.73% of the next $250 million
  0.775% of the next $5 billion*       0.715% of the next $500 million
0.75% of amount over $10 billion*       0.70% of the next $1.5 billion
                                       0.685% of the next $2.5 billion
                                        0.67% of the next $2.5 billion
                                       0.655% of the next $2.5 billion
                                      0.64% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


PORTFOLIO MANAGER

Jay K. Rushin, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

    He is assisted by the advisor's Aggressive Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Emerging Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.



    For a discussion of how investments in IPOs affected the fund's performance, see the "Performance Information" section of this prospectus.



                                                                                CLASS A
                                               --------------------------------------------------------------------------
                                                                                                          MARCH 31, 2000
                                                                                                         (DATE OPERATIONS
                                                             YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                               ---------------------------------------------------         OCTOBER 31,
                                                2004            2003          2002          2001               2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  6.11         $  4.12       $  5.46       $ 10.50           $  10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.08)(a)       (0.07)(a)     (0.08)(a)     (0.10)             (0.04)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.46            2.06         (1.26)        (4.51)              0.54
-------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates        0.01              --            --            --                 --
=========================================================================================================================
    Total from investment operations              0.39            1.99         (1.34)        (4.61)              0.50
=========================================================================================================================
Less distributions from net realized gains          --              --            --         (0.43)                --
=========================================================================================================================
Net asset value, end of period                 $  6.50         $  6.11       $  4.12       $  5.46           $  10.50
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)(c)                                6.38%          48.30%       (24.54)%      (45.37)%             5.00%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $75,978         $81,428       $51,822       $81,114           $147,101
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets           1.84%(d)(e)     2.07%         1.89%         1.71%(e)           1.68%(f)
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.30)%(d)      (1.48)%       (1.54)%       (1.32)%            (1.04)%(f)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(g)                         264%            414%          407%          242%               111%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Total return is after the reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 6.22%.


(d) Ratios are based on average daily net assets of $83,432,923.


(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.86% and 1.83% for the years ended October 31, 2004 and 2001, respectively.


(f) Annualized.


(g) Not annualized for periods less than one year.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                CLASS B
                                               --------------------------------------------------------------------------
                                                                                                          MARCH 31, 2000
                                                                                                         (DATE OPERATIONS
                                                             YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                               ---------------------------------------------------         OCTOBER 31,
                                                2004            2003          2002          2001               2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  5.97         $  4.05       $  5.40       $ 10.47           $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.12)(a)       (0.10)(a)     (0.12)(a)     (0.14)            (0.07)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.45            2.02         (1.23)        (4.50)             0.54
-------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates        0.01              --            --            --                --
=========================================================================================================================
    Total from investment operations              0.34            1.92         (1.35)        (4.64)             0.47
=========================================================================================================================
Less distributions from net realized gains          --              --            --         (0.43)               --
=========================================================================================================================
Net asset value, end of period                 $  6.31         $  5.97       $  4.05       $  5.40           $ 10.47
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)(c)                                5.70%          47.41%       (25.00)%      (45.81)%            4.70%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $45,027         $48,830       $36,060       $58,019           $94,740
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets           2.49%(d)(e)     2.72%         2.55%         2.36%(e)          2.37%(f)
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.95)%(d)      (2.13)%       (2.19)%       (1.98)%           (1.73)%(f)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(g)                         264%            414%          407%          242%              111%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Total return is after the reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 5.53%.


(d) Ratios are based on average daily net assets of $49,263,006.


(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.51% and 2.48% for the years ended October 31, 2004 and 2001, respectively.


(f) Annualized.


(g) Not annualized for periods less than one year.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                CLASS C
                                               --------------------------------------------------------------------------
                                                                                                          MARCH 31, 2000
                                                                                                         (DATE OPERATIONS
                                                             YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                               ---------------------------------------------------         OCTOBER 31,
                                                2004            2003          2002          2001               2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  5.97         $  4.05       $  5.40       $ 10.46           $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.12)(a)       (0.10)(a)     (0.12)(a)     (0.14)            (0.07)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.45            2.02         (1.23)        (4.49)             0.53
-------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates        0.01              --            --            --                --
=========================================================================================================================
    Total from investment operations              0.34            1.92         (1.35)        (4.63)             0.46
=========================================================================================================================
Less distributions from net realized gains          --              --            --         (0.43)               --
=========================================================================================================================
Net asset value, end of period                 $  6.31         $  5.97       $  4.05       $  5.40           $ 10.46
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)(c)                                5.70%          47.41%       (25.00)%      (45.76)%            4.60%
_________________________________________________________________________________________________________________________
=========================================================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)       $16,633         $19,992       $17,194       $26,483           $41,361
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets           2.49%(d)(e)     2.72%         2.55%         2.36%(e)          2.37%(f)
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.95)%(d)      (2.13)%       (2.19)%       (1.98)%           (1.73)%(f)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(g)                         264%            414%          407%          242%              111%
_________________________________________________________________________________________________________________________
=========================================================================================================================




(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Total return is after the reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 5.53%.


(d) Ratios are based on average daily net assets of $18,934,599.


(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.51% and 2.48% for the years ended October 31, 2004 and 2001, respectively.


(f) Annualized.


(g) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or




BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Emerging Growth Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.

AIMinvestments.com     EMG-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                  AIM LARGE CAP BASIC VALUE FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005


AIM Large Cap Basic Value Fund seeks to provide long-term growth of capital.


--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C, R and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares -- Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------

Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES

--------------------------------------------------------------------------------


The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The fund may also invest up to 25% of its total assets in foreign securities. The fund may also invest in debt instruments that are consistent with its investment objectives of long-term growth of capital and current income. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    The portfolio managers purchase securities of companies that they believe are undervalued in relation to long-term earning power or other factors. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Also, since a large percentage of the fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the fund.


    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS(1)

--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   21.74%
2001...................................................................    1.25%
2002...................................................................  -23.20%
2003...................................................................   32.02%
2004...................................................................    9.05%



(1) A significant portion of the fund's returns during certain periods was attributable to its investments in initial public offerings (IPOs). Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.



    During the periods shown in the bar chart, the highest quarterly return was 20.48% (quarter ended June 30, 2003) and the lowest quarterly return was -20.22% (quarter ended September 30, 2002).

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS(1)
-------------------------------------------------------------------------
(for the periods ended                                        SINCE           INCEPTION
December 31, 2004)                      1 YEAR    5 YEARS   INCEPTION            DATE
-------------------------------------------------------------------------
Class A                                                                           06/30/99
  Return Before Taxes                     3.06%      5.19         5.20%
  Return After Taxes on Distributions     3.06       5.15         4.93
  Return After Taxes on Distributions
     and Sales of Fund Shares             1.99       4.44         4.30
Class B                                                                           08/01/00
  Return Before Taxes                     3.44         --         4.09
Class C                                                                           08/01/00
  Return Before Taxes                     7.44         --         4.48
Class R(2)                                                                        06/30/99(2)
  Return Before Taxes                     9.00       6.23         6.13
Investor Class(3)                                                                 06/30/99(3)
  Return Before Taxes                     9.22       6.42         6.31
-------------------------------------------------------------------------------------------------
S&P 500 Index(4)                         10.87      (2.30)       (0.76)(7)        06/30/99(7)
Russell 1000 Value Index(5)              16.49       5.27         3.83(7)         06/30/99(7)
Lipper Large-Cap Value Fund Index(6)     12.00       1.42         1.22(7)         06/30/99(7)
-------------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Investor Class will vary.


(1) A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.


(2) The returns shown for the one year period are the historical returns of the funds Class R shares. The returns shown for the 5 year and since inception periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.

(3) The returns shown for these periods are the blended returns of the historical performance of the fund's Investor Class Shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to inception of the Investor Class Shares) at the net asset value and reflect the higher Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is September 30, 2003.

(4) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Large-Cap Value Fund Index (which may or may not include the fund) for comparison to a peer group.


(5) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000--Registered Trademark-- Index measures the performance of the largest 1,000 companies in the United States.

(6) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio and a three year sales-per-share growth value, compared to the S&P 500 Index.
(7) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------
(fees paid directly from                                                     INVESTOR
your investment)              CLASS A      CLASS B    CLASS C    CLASS R     CLASS
--------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                          5.50%        None       None       None        None

Maximum Deferred Sales
Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)    None(1,2)    5.00%      1.00%      None(3)     None
--------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------------
(expenses that are deducted                                                   INVESTOR
from fund assets)               CLASS A      CLASS B    CLASS C    CLASS R    CLASS
--------------------------------------------------------------------------------------
Management Fees                   0.60%        0.60%      0.60%      0.60%      0.60%

Distribution and/or
Service (12b-1) Fees              0.35         1.00       1.00       0.50       0.25

Other Expenses                    0.40         0.40       0.40       0.40       0.40

Total Annual Funds
Operating Expenses(5)             1.35         2.00       2.00       1.50       1.25
--------------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(4) There is no guarantee that actual expenses will be the same as those shown in the table.


(5) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Total Annual Fund Operating Expenses restated and net of this arrangement were 1.33%, 1.98%, 1.98%, 1.48% and 1.23% for Class A, Class B, Class C, Class R and Investor Class shares, respectively, for the year ended October, 31, 2004.


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
Class A                           $680        $954       $1,249      $2,085
Class B                            703         927        1,278       2,160
Class C                            303         627        1,078       2,327
Class R                            153         474          818       1,791
Investor Class                     127         397          686       1,511
----------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
Class A                           $680        $954       $1,249      $2,085
Class B                            203         627        1,078       2,160
Class C                            203         627        1,078       2,327
Class R                            153         474          818       1,791
Investor Class                     127         397          686       1,511
----------------------------------------------------------------------------

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2004, the advisor received compensation of 0.60% of average daily net assets.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

PORTFOLIO MANAGERS
The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998. As the lead manager, Mr. Stanley generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.

- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.

    They are assisted by the advisor's Basic Value Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES
Purchases of Class A shares of AIM Large Cap Basic Value Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.


DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.



    For a discussion of how investments in IPOs affected the fund's performance, see the "Performance Information" section of this prospectus.






                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                             --------------------------------------------------------------------
                                                               2004             2003            2002          2001          2000
                                                             --------         --------         -------       -------       ------
Net asset value, beginning of period                         $  11.39         $   9.20         $ 10.94       $ 12.05       $ 9.40
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.01(a)         (0.00)(a)        0.01(a)       0.02(a)      0.07(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.96             2.19           (1.75)        (1.07)        2.88
=================================================================================================================================
    Total from investment operations                             0.97             2.19           (1.74)        (1.05)        2.95
=================================================================================================================================
Less distributions:
  Dividends from net investment income                             --               --              --         (0.04)       (0.18)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --               --              --         (0.02)       (0.12)
=================================================================================================================================
    Total distributions                                            --               --              --         (0.06)       (0.30)
=================================================================================================================================
Net asset value, end of period                               $  12.36         $  11.39         $  9.20       $ 10.94       $12.05
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  8.52%           23.80%         (15.90)%       (8.74)%      32.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $150,190         $121,980         $94,387       $68,676       $5,888
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.33%(c)         1.42%           1.38%         1.27%        1.25%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.35%(c)         1.42%           1.38%         1.36%        8.21%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      0.11%(c)        (0.01)%          0.11%         0.17%        0.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            32%              41%             37%           18%          57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $150,168,025.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                                                                                                                    (DATE SALES
                                                                   YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                                                  --------------------------------------------------------          OCTOBER 31,
                                                   2004             2003            2002            2001                2000
                                                  -------          -------         -------         -------         --------------
Net asset value, beginning of period              $ 11.15          $  9.07         $ 10.86         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.07)(a)        (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.94             2.15           (1.73)          (1.05)              1.17
=================================================================================================================================
    Total from investment operations                 0.87             2.08           (1.79)          (1.11)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --               --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --               --              --           (0.02)                --
=================================================================================================================================
    Total distributions                                --               --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of period                    $ 12.02          $ 11.15         $  9.07         $ 10.86             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.80%           22.93%         (16.48)%         (9.25)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $84,896          $80,018         $63,977         $58,681             $2,815
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements     1.98%(c)         2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   2.00%(c)         2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                        (0.54)%(c)       (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             32%              41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $89,375,514.


(d) Annualized.


(e) Not annualized for periods less than one year.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                      CLASS C
                                                  -------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                                                                                                                    (DATE SALES
                                                                   YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                                                  --------------------------------------------------------          OCTOBER 31,
                                                   2004             2003            2002            2001                2000
                                                  -------          -------         -------         -------         --------------
Net asset value, beginning of period              $ 11.15          $  9.07         $ 10.85         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.07)(a)        (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.94             2.15           (1.72)          (1.06)              1.17
=================================================================================================================================
    Total from investment operations                 0.87             2.08           (1.78)          (1.12)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --               --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --               --              --           (0.02)                --
=================================================================================================================================
    Total distributions                                --               --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of period                    $ 12.02          $ 11.15         $  9.07         $ 10.85             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.80%           22.93%         (16.41)%         (9.33)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $30,835          $26,566         $21,775         $20,680             $1,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements     1.98%(c)         2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   2.00%(c)         2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                        (0.54)%(c)       (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             32%              41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $31,438,601.


(d) Annualized.


(e) Not annualized for periods less than one year.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                    CLASS R
                                                              ---------------------------------------------------
                                                                                                    JUNE 3, 2002
                                                                      YEAR ENDED                     (DATE SALES
                                                                     OCTOBER 31,                    COMMENCED) TO
                                                              --------------------------             OCTOBER 31,
                                                               2004                2003                 2002
                                                              ------              ------            -------------
Net asset value, beginning of period                          $11.36              $9.20                $ 11.60
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)(a)          (0.02)(a)              (0.00)(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.96               2.18                  (2.40)
=================================================================================================================
    Total from investment operations                            0.95               2.16                  (2.40)
=================================================================================================================
Net asset value, end of period                                $12.31              $11.36               $  9.20
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                 8.36%             23.48%                (20.69)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  991              $ 588                $     8
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:                        1.48%(c)(d)        1.57%                  1.54%(e)
=================================================================================================================
Ratio of net investment income (loss) to average net assets    (0.04)%(c)         (0.16)%                (0.05)%(e)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(f)                                        32%                41%                    37%
_________________________________________________________________________________________________________________
=================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $795,090.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.50% for the year ended October 31, 2004.


(e) Annualized.


(f) Not annualized for periods less than one year.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                           INVESTOR CLASS
                                                              -----------------------------------------
                                                                                     SEPTEMBER 30, 2003
                                                                                        (DATE SALES
                                                              YEAR ENDED               COMMENCED) TO
                                                              OCTOBER 31,               OCTOBER 31,
                                                                 2004                       2003
                                                              -----------            ------------------
Net asset value, beginning of period                            $ 11.39                    $10.98
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.03(a)                  (0.00)(a)
-------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.95                      0.41
=======================================================================================================
    Total from investment operations                               0.98                      0.41
=======================================================================================================
Net asset value, end of period                                  $ 12.37                    $11.39
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    8.60%                     3.73%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $70,548                    $  178
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:                           1.24%(c)(d)               1.25%(e)
=======================================================================================================
Ratio of net investment income to average net assets               0.20%(c)                  0.16%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                           32%                       41%
_______________________________________________________________________________________________________
=======================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $75,558,943.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.25% for the year ended October 31, 2004.


(e) Annualized.


(f) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

    OBTAINING ADDITIONAL INFORMATION
    ----------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Large Cap Basic Value Fund
   SEC 1940 Act file number: 811-1424
   ----------------------------------------

AIMinvestments.com     LCBV-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                       AIM LARGE CAP GROWTH FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

AIM Large Cap Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C, R and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares -- Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------

Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short Term-Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund's portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................    8.52%
2001...................................................................  -36.13%
2002...................................................................  -26.46%
2003...................................................................   29.32%
2004...................................................................    8.87%



(1) A significant portion of the fund's returns during certain periods was attributable to its investments in initial public offerings (IPOs). Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.



    During the periods shown in the bar chart, the highest quarterly return was 26.64% (quarter ended March 31, 2000) and the lowest quarterly return was -34.26% (quarter ended March 31, 2001).

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS(1)
----------------------------------------------------------------------------------------------
(for the periods ended December 31,                               SINCE          INCEPTION
2004)                                   1 YEAR    5 YEARS        INCEPTION         DATE
----------------------------------------------------------------------------------------------
Class A                                                                            03/01/99
  Return Before Taxes                     2.90%      (7.48)%        (0.95)%
  Return After Taxes on Distributions     2.90       (7.48)         (0.95)
  Return After Taxes on Distributions
     and Sale of Fund Shares              1.88       (6.19)         (0.81)
Class B                                                                            04/05/99
  Return Before Taxes                     3.14       (7.41)         (2.60)
Class C                                                                            04/05/99
  Return Before Taxes                     7.25       (7.03)         (2.41)
Class R(2)                                                                         03/01/99(2)
  Return Before Taxes                     8.66       (6.54)         (0.12)
Investor Class(3)                                                                  03/01/99(3)
  Return Before Taxes                     9.30       (6.33)          0.10
----------------------------------------------------------------------------------------------
S&P 500 Index(4)                         10.87       (2.30)          1.13(7)       02/28/99(7)
Russell 1000--Registered Trademark--
  Growth Index(5)                         6.30       (9.29)         (3.56)(7)      02/28/99(7)
Lipper Large-Cap Growth Fund Index(6)     7.45       (9.72)         (3.92)(7)      02/28/99(7)
----------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Investor Class will vary.


(1) A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.


(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for 5 year and since inception periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.

(3) The returns shown for these periods are the blended returns of the historical performance of the Fund's Investor class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to inception of the Investor class shares) at the net asset value and reflect the higher Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is September 30, 2003.

(4) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Large Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group.


(5) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast. The Russell
    1000--Registered Trademark-- Index measures the performance of the largest 1,000 companies in the United States.

(6) The Lipper Large-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.
(7) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------
(fees paid directly from                                                      INVESTOR
your investment)              CLASS A        CLASS B    CLASS C    CLASS R    CLASS
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)                            5.50%        None       None       None       None

Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or redemption
proceeds, whichever is less)      None(1,2)    5.00%      1.00%      None(3)    None
---------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
---------------------------------------------------------------------------------------
(expenses that are deducted from                                              INVESTOR
fund assets)                      CLASS A    CLASS B    CLASS C    CLASS R     CLASS
---------------------------------------------------------------------------------------
Management Fees                     0.75%      0.75%      0.75%      0.75%       0.75%

Distribution and/or Service
(12b-1) Fees                        0.35       1.00       1.00       0.50        0.25

Other Expenses                      0.45       0.45       0.45       0.45        0.45

Total Annual Fund Operating
Expenses                            1.55       2.20       2.20       1.70        1.45

Fee Waiver(5)                       0.08       0.08       0.08       0.08        0.08

Net Annual Fund Operating
Expenses(6)                         1.47       2.12       2.12       1.62        1.37
---------------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(4) There is no guarantee that actual expenses will be the same as those shown in the table.


(5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)


(6) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Net Annual Fund Operating Expenses net of this arrangement were 1.46%, 2.11%, 2.11%, 1.61% and 1.36% for Class A, Class B, Class C, Class R and Investor Class shares, respectively, for the year ended October 31, 2004.


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursement. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $691     $989     $1,309     $2,258
Class B                                      715      964      1,339      2,334
Class C                                      315      664      1,139      2,499
Class R                                      165      511        881      1,971
Investor Class                               136      434        750      1,678
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $691     $989     $1,309     $2,258
Class B                                      215      664      1,139      2,334
Class C                                      215      664      1,139      2,499
Class R                                      165      511        881      1,971
Investor Class                               139      434        750      1,678
--------------------------------------------------------------------------------

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation of 0.75% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



     ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------
       0.75% of the first $1 billion      0.695% of the first $250 million
        0.70% of the next $1 billion        0.67% of the next $250 million
       0.625% of the next $3 billion       0.645% of the next $500 million
       0.60% of the next $5 billion*        0.62% of the next $1.5 billion
  0.575% of amount over $10 billion*       0.595% of the next $2.5 billion
                                            0.57% of the next $2.5 billion
                                           0.545% of the next $2.5 billion
                                          0.52% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

- Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Large Cap Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.



    For a discussion of how investments in IPOs affected the fund's performance, see the "Performance Information" section of this prospectus.



                                                                             CLASS A
                                              ----------------------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------------
                                                2004             2003           2002           2001           2000
                                              --------         --------       --------       --------       --------
Net asset value, beginning of period          $   8.88         $   7.37       $   8.82       $  17.74       $  11.29
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.08)(a)        (0.08)(a)      (0.09)(a)      (0.08)(a)      (0.15)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.36             1.59          (1.36)         (8.84)          6.60
====================================================================================================================
    Total from investment operations              0.28             1.51          (1.45)         (8.92)          6.45
====================================================================================================================
Net asset value, end of period                $   9.16         $   8.88       $   7.37       $   8.82       $  17.74
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                   3.15%           20.49%        (16.44)%       (50.28)%        57.13%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $177,498         $154,052       $105,320       $138,269       $225,255
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets           1.54%(c)(d)      1.82%          1.70%          1.57%          1.58%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.92)%(c)       (1.01)%        (1.01)%        (0.72)%        (0.82)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                            111%             123%           111%           124%           113%
____________________________________________________________________________________________________________________
====================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $173,297,774.


(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
                                                              --------         --------    --------    --------    --------
Net asset value, beginning of period                          $   8.61         $   7.20    $   8.67    $  17.54    $  11.25
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)        (0.12)(a)    (0.14)(a)    (0.16)(a)    (0.27)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.35             1.53       (1.33)      (8.71)       6.56
===========================================================================================================================
    Total from investment operations                              0.21             1.41       (1.47)      (8.87)       6.29
===========================================================================================================================
Net asset value, end of period                                $   8.82         $   8.61    $   7.20    $   8.67    $  17.54
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   2.44%           19.58%     (16.96)%    (50.57)%     55.91%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $112,931         $122,011    $104,040    $144,747    $210,224
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.19%(c)(d)      2.47%       2.35%       2.23%       2.24%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.57)%(c)       (1.66)%     (1.66)%     (1.39)%     (1.48)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            111%             123%        111%        124%        113%
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $120,582,108.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.20%.



                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                               2004            2003       2002       2001       2000
                                                              -------         -------    -------    -------    -------
Net asset value, beginning of period                          $  8.62         $  7.21    $  8.67    $ 17.55    $ 11.25
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.14)(a)       (0.12)(a)   (0.14)(a)   (0.16)(a)   (0.27)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.35            1.53      (1.32)     (8.72)      6.57
======================================================================================================================
    Total from investment operations                             0.21            1.41      (1.46)     (8.88)      6.30
======================================================================================================================
Net asset value, end of period                                $  8.83         $  8.62    $  7.21    $  8.67    $ 17.55
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  2.44%          19.56%    (16.84)%   (50.60)%    56.00%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $48,420         $44,272    $36,575    $57,865    $79,392
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                          2.19%(c)(d)     2.47%      2.35%      2.23%      2.24%
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.57)%(c)      (1.66)%    (1.66)%    (1.39)%    (1.48)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                           111%            123%       111%       124%       113%
______________________________________________________________________________________________________________________
======================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $49,924,256.


(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.20%.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
                                                              ------         ------    -------------
Net asset value, beginning of period                          $ 8.87         $ 7.37       $  8.40
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)      (0.09)(a)      (0.04)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.36           1.59         (0.99)
====================================================================================================
    Total from investment operations                            0.26           1.50         (1.03)
====================================================================================================
Net asset value, end of period                                $ 9.13         $ 8.87       $  7.37
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 2.93%         20.35%       (12.26)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,761         $2,127       $     9
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.69%(c)(d)    1.97%         1.85%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (1.07)%(c)     (1.16)%       (1.16)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                       111%           123%          111%
____________________________________________________________________________________________________
====================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $2,443,827.


(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.70%.


(e) Annualized.


(f) Not annualized for periods less than one year.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                         INVESTOR CLASS
                                                                ---------------------------------
                                                                               SEPTEMBER 30, 2003
                                                                                  (DATE SALES
                                                                YEAR ENDED       COMMENCED) TO
                                                                OCTOBER 31,       OCTOBER 31,
                                                                   2004               2003
                                                                -----------    ------------------
Net asset value, beginning of period                             $   8.88            $ 8.24
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.05)(a)(b)        (0.01)(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.37              0.65
=================================================================================================
    Total from investment operations                                 0.32              0.64
=================================================================================================
Net asset value, end of period                                   $   9.20            $ 8.88
_________________________________________________________________________________________________
=================================================================================================
Total return(c)                                                      3.60%(b)          7.77%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $376,905            $  174
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets                              1.19%(b)(d)(e)         1.56%(f)
=================================================================================================
Ratio of net investment income (loss) to average net assets         (0.57)%(d)        (0.75)%(f)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(g)                                            111%              123%
_________________________________________________________________________________________________
=================================================================================================



(a) Calculated using average shares outstanding.


(b) The advisor reimbursed Investor Class expenses related to an overpayment of Rule 12b-1 fees of the INVESCO Growth fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not reimbursed these expenses the net investment income per share, the ratio of expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been (0.07), 1.41%, (0.79) and 3.27%, respectively.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.


(d) Ratios are based on average daily net assets of $403,878,080.


(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.42%.


(f) Annualized.


(g) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

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                                 THE AIM FUNDS
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    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

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                                 THE AIM FUNDS
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CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
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additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

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                                 THE AIM FUNDS
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you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

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                                 THE AIM FUNDS
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PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

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                                 THE AIM FUNDS
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GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

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                                 THE AIM FUNDS
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REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

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October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
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Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

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TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

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PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

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EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
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Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
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Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
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Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
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Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
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Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
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Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
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Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
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Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
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Class K                      Class K                                          X
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Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
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Class R                      Class R                                          X
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Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
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AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
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AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
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Institutional Class          Institutional Class                              X
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EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
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Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
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Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
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Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
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AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
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AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
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    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

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                                 THE AIM FUNDS
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(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
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 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
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PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

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                                 THE AIM FUNDS
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market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Large Cap Growth Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     LCG-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                         AIM MID CAP GROWTH FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

AIM Mid Cap Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------

Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell MidCap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Since a large percentage of the fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                          ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              --------
2000...................................................................   -10.12%
2001...................................................................   -21.21%
2002...................................................................   -31.86%
2003...................................................................    42.08%
2004...................................................................     6.48%




    During the periods shown in the bar chart, the highest quarterly return was 28.02% (quarter ended March 31, 2000) and the lowest quarterly return was -30.93% (quarter ended September 30, 2001).

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                            SINCE       INCEPTION
December 31, 2004)                         1 YEAR     5 YEARS    INCEPTION      DATE
------------------------------------------------------------------------------------------
Class A                                                                         11/01/99
  Return Before Taxes                        0.60%     (7.16)%     (1.03)%
  Return After Taxes on Distributions        0.60      (7.16)      (1.03)
  Return After Taxes on Distributions and
     Sale of Fund Shares                     0.39      (5.94)      (0.87)
Class B                                                                         11/01/99
  Return Before Taxes                        0.68      (7.11)      (0.84)
Class C                                                                         11/01/99
  Return Before Taxes                        4.68      (6.73)      (0.65)
Class R(1)                                                                      11/01/99(1)
  Return Before Taxes                        6.29      (6.28)      (0.13)
--------------------------------------------------------------------------------------------
S&P 500 Index(2)                            10.87      (2.30)      (0.75)(5)    10/31/99(5)
Russell Midcap--Trademark-- Growth
  Index(3)                                  15.48      (3.36)       1.71(5)     10/31/99(5)
Lipper Mid-Cap Growth Fund Index(4)         14.03      (6.07)      (0.11)(5)    10/31/99(5)
--------------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.


(1) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for 5 years and the since inception periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.


(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also included the Russell Midcap--Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Mid Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group.

(3) The Russell Midcap--Trademark-- Growth Index measures the performance of those securities in the Russell Midcap--Trademark-- Index with a higher than average growth forecast. The Russell Midcap--Trademark--Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(4) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of the purchase and have an above-average price-to-earnings ratio, price to book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.
(5) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                 CLASS A      CLASS B   CLASS C   CLASS R
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                            5.50%        None      None         None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)     None(1,2)     5.00%     1.00%        None(3)
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Management Fees                          0.80%      0.80%      0.80%      0.80%

Distribution and/or
Service (12b-1) Fees                     0.35       1.00       1.00       0.50

Other Expenses                           0.61       0.61       0.61       0.61

Total Annual Fund Operating Expenses     1.76       2.41       2.41       1.91

Fee Waiver(5)                            0.05       0.05       0.05       0.05

Net Annual Fund
Operating Expenses(6)                    1.71       2.36       2.36       1.86
--------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(4) There is no guarantee that actual expenses will be the same as those shown in the table.


(5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)


(6) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Net Annual Fund Operating Expenses net of this arrangement were 1.69%, 2.34%, 2.34% and 1.84% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursement. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $714    $1,059    $1,427     $2,487
Class B                                      739     1,036     1,460      2,564
Class C                                      339       736     1,260      2,725
Class R                                      189       585     1,006      2,210
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $714    $1,059    $1,427     $2,487
Class B                                      239       736     1,260      2,564
Class C                                      239       736     1,260      2,725
Class R                                      189       585     1,006      2,210
--------------------------------------------------------------------------------

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment adviser and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation of 0.80% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.80% to 0.75% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 2005. Following are the advisory fee rates before and after January 1, 2005.



       ADVISORY FEE RATES BEFORE                  ADVISORY FEE RATES AFTER
         JANUARY 1, 2005 WAIVER                    JANUARY 1, 2005 WAIVER
----------------------------------------------------------------------------------
           0.80% of the first $1 billion          0.745% of the first $250 million
            0.75% of the next $4 billion            0.73% of the next $250 million
          0.725% of the next $5 billion*           0.715% of the next $500 million
        0.70 of amount over $10 billion*            0.70% of the next $1.5 billion
                                                   0.685% of the next $2.5 billion
                                                    0.67% of the next $2.5 billion
                                                   0.655% of the next $2.5 billion
                                                  0.64% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.


- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.


    They are assisted by the advisor's Small/Mid Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    Effective April 29, 2005, Jay K. Rushin will be removed from and the following portfolio manager will be added to the day-to-day management of the fund:



- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.



    Also effective April 29, 2005, the fund's portfolio managers will be assisted by the advisor's Mid Cap Growth and GARP Team.


    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Mid Cap Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.



                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                      ----------------------------------------------------         OCTOBER 31,
                                                       2004             2003          2002          2001               2000
                                                      -------         --------       -------       -------       ----------------
Net asset value, beginning of period                  $  8.92         $   6.54       $  8.58       $ 14.38           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.13)(a)        (0.11)(a)     (0.13)(a)     (0.11)(a)          (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.29             2.49         (1.91)        (5.69)              4.50
=================================================================================================================================
    Total from investment operations                     0.16             2.38         (2.04)        (5.80)              4.38
=================================================================================================================================
Net asset value, end of period                        $  9.08         $   8.92       $  6.54       $  8.58           $  14.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          1.79%           36.39%       (23.78)%      (40.33)%            43.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $99,262         $108,436       $63,463       $94,457           $114,913
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.74%(c)(d)      1.90%         1.83%         1.65%              1.63%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                (1.36)%(c)       (1.42)%       (1.49)%       (1.06)%            (0.76)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                167%             211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $112,671,098.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.76%.


(e) Annualized.


(f) Not annualized for periods less than one year.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                       ---------------------------------------------------         OCTOBER 31,
                                                        2004            2003          2002          2001               2000
                                                       -------         -------       -------       -------       ----------------
Net asset value, beginning of period                   $  8.68         $  6.40       $  8.45       $ 14.25           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.18)(a)       (0.15)(a)     (0.18)(a)     (0.18)(a)          (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.27            2.43         (1.87)        (5.62)              4.47
=================================================================================================================================
    Total from investment operations                      0.09            2.28         (2.05)        (5.80)              4.25
=================================================================================================================================
Net asset value, end of period                         $  8.77         $  8.68       $  6.40       $  8.45           $  14.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           1.04%          35.63%       (24.26)%      (40.70)%            42.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $70,421         $81,298       $58,654       $81,905           $103,893
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.39%(c)(d)     2.55%         2.48%         2.32%              2.32%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (2.01)%(c)      (2.07)%       (2.14)%       (1.73)%            (1.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 167%            211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $80,220,450.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.


(e) Annualized.


(f) Not annualized for periods less than one year.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                       ---------------------------------------------------         OCTOBER 31,
                                                        2004            2003          2002          2001               2000
                                                       -------         -------       -------       -------       ----------------
Net asset value, beginning of period                   $  8.68         $  6.40       $  8.45       $ 14.26           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.18)(a)       (0.15)(a)     (0.18)(a)     (0.18)(a)         (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.27            2.43         (1.87)        (5.63)             4.48
=================================================================================================================================
    Total from investment operations                      0.09            2.28         (2.05)        (5.81)             4.26
=================================================================================================================================
Net asset value, end of period                         $  8.77         $  8.68       $  6.40       $  8.45           $ 14.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           1.04%          35.63%       (24.26)%      (40.74)%           42.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $24,503         $28,928       $16,404       $23,971           $29,969
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.39%(c)(d)     2.55%         2.48%         2.32%             2.32%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (2.01)%(c)      (2.07)%       (2.14)%       (1.73)%           (1.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 167%            211%          185%          173%              183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $29,113,161.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.


(e) Annualized.


(f) Not annualized for periods less than one year.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                               CLASS R
                                                              -----------------------------------------
                                                                                          JUNE 3, 2002
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2004           2003            2002
                                                              ------         ------       -------------
Net asset value, beginning of period                          $8.89          $ 6.54          $  8.73
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.14)(a)       (0.13)(a)        (0.05)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.28            2.48            (2.14)
=======================================================================================================
    Total from investment operations                           0.14            2.35            (2.19)
=======================================================================================================
Net asset value, end of period                                $9.03          $ 8.89          $  6.54
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                1.57%          35.93%          (25.09)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 877          $  224          $     7
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                        1.89%(c)(d)     2.05%            1.98%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets   (1.51)%(c)      (1.57)%          (1.64)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                      167%            211%             185%
_______________________________________________________________________________________________________
=======================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $584,032.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.91%.


(e) Annualized.


(f) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
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CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
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you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

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                                 THE AIM FUNDS
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PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

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                                 THE AIM FUNDS
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GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Mid Cap Growth Fund
SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     MCG-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                     AIM SELECT BASIC VALUE FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

AIM Select Basic Value Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                          AIM SELECT BASIC VALUE FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                          AIM SELECT BASIC VALUE FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet this objective by investing primarily in securities of companies that offer potential for capital growth. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. The fund invests without regard to market capitalization.


    The fund may also invest up to 25% of its total assets in foreign securities. The fund may also invest in debt instruments that are consistent with its investment objective of long-term growth of capital. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers purchase securities of companies that they believe are undervalued in relation to long-term earning power, capital structure and cash flows, among other factors. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Also, since a large percentage of the fund's assets will be invested in a limited number of securities, any change in the value of those securities could significantly affect the value of your investment in the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                            -----------------------
                          AIM SELECT BASIC VALUE FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Class A shares. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................   36.92%
2003...................................................................   10.64%




    During the period shown in the bar chart, the highest quarterly return was 24.33% (quarter ended June 30, 2003) and the lowest quarterly return was -6.30% (quarter ended March 31, 2003).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods ended                                    SINCE      INCEPTION
December 31, 2004)                             1 YEAR     INCEPTION    DATE
------------------------------------------------------------------------------
Class A                                                               8/30/02
  Return Before Taxes                            4.59%     13.14%
  Return After Taxes on Distributions            3.89      12.59
  Return After Taxes on Distributions and
    Sale of Fund Shares                          3.89      11.13
Class B                                                               8/30/02
  Return Before Taxes                            5.64      14.84
Class C                                                               8/30/02
  Return Before Taxes                            9.64      15.90
------------------------------------------------------------------------------
S&P 500(1)                                      10.87      14.76(4)   8/31/02(4)
Russell 1000--Registered Trademark-- Value
  Index(2)                                      16.49      17.97(4)   8/31/02(4)
Lipper Multi-Cap Value Fund Index(3)            14.91      18.02(4)   8/31/02(4)
------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Multi-Cap Value Fund Index (which may or may not include the fund) for comparison to a peer group.

(2) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(3) The Lipper Multi-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi-Cap Value category. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is considered representative of the U.S. equity markets.
(4) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                            -----------------------
                          AIM SELECT BASIC VALUE FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                  CLASS A       CLASS B       CLASS C
----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                  5.50%         None          None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)              None(1,2)     5.00%         1.00%
----------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(3)
----------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                 CLASS A       CLASS B       CLASS C
----------------------------------------------------------------------------------------
Management Fees                                      0.75%         0.75%         0.75%

Distribution and/or Service (12b-1) Fees(4)          0.35          1.00          1.00

Other Expenses                                       8.86          8.86          8.86

Total Annual Fund Operating Expenses(5,6)            9.96         10.61         10.61

Fee Waivers(7)                                       0.05          0.05          0.05

Net Annual Fund Operating Expenses                   9.91         10.56         10.56
----------------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) There is no guarantee that actual expenses will be the same as those shown in the table.


(4) The distributor has voluntarily agreed to waive 0.35%, 1.00% and 1.00% of Rule 12b-1 distribution plan fees on Class A, Class B and Class C shares, respectively. This agreement may be modified or discontinued at any time.


(5) The fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) to 1.75% of average daily net assets of Class A, Class B and Class C shares. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above:
    (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Total Annual Fund Operating Expenses for Class A, Class B and Class C shares, net of the above agreements are 1.77%, 1.77% and 1.77%, respectively.


(6) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters.


(7) Effective January 1, 2005 through June 30, 2006, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------
Class A                                   $1,464       $3,166       $4,703       $7,928
Class B                                    1,527        3,220        4,807        7,992
Class C                                    1,127        2,920        4,607        8,062
-----------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------
Class A                                   $1,464       $3,166       $4,703       $7,928
Class B                                    1,027        2,920        4,607        7,992
Class C                                    1,027        2,920        4,607        8,062
-----------------------------------------------------------------------------------------

                            -----------------------
                          AIM SELECT BASIC VALUE FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor or AIM) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                            -----------------------
                          AIM SELECT BASIC VALUE FUND
                            -----------------------

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received no compensation due to a voluntary expense limitation between the advisor and the fund. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.65% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



     ADVISORY FEE RATES BEFORE              ADVISORY FEE RATES AFTER
       JANUARY 1, 2005 WAIVER                JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------
       0.75% of the first $1 billion      0.695% of the first $250 million
        0.70% of the next $1 billion        0.67% of the next $250 million
     0.65% of amount over $2 billion       0.645% of the next $500 million
                                            0.62% of the next $1.5 billion
                                           0.595% of the next $2.5 billion
                                            0.57% of the next $2.5 billion
                                           0.545% of the next $2.5 billion
                                          0.52% of amount over $10 billion


PORTFOLIO MANAGERS



The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. As the lead manager, Mr. Stanley generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.


- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998.



- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.


    The portfolio managers are assisted by the advisor's Basic Value Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Select Basic Value Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            -----------------------
                          AIM SELECT BASIC VALUE FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years ended 2004 and 2003 and the fiscal period ended 2002 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.




                                                                                CLASS A
                                                              -------------------------------------------
                                                                                          AUGUST 30, 2002
                                                                                            (DATE
                                                                   YEAR ENDED             OPERATIONS
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------       OCTOBER 31,
                                                               2004           2003           2002
                                                              ------         ------       ---------------
Net asset value, beginning of period                          $11.65         $ 9.13           $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.09)         (0.07)           (0.01)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.05           2.70            (0.86)
=========================================================================================================
    Total from investment operations                            0.96           2.63            (0.87)
=========================================================================================================
Less dividends from net investment income                         --          (0.11)              --
=========================================================================================================
Net asset value, end of period                                $12.61         $11.65           $ 9.13
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                                                 8.24%         29.12%           (8.70)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  511         $  472           $  365
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.77%(b)       1.83%            1.75%(c)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             9.96%(b)      10.27%           23.74%(c)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (0.70)%(b)     (0.75)%          (0.49)%(c)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(d)                                        19%            20%               4%
_________________________________________________________________________________________________________
=========================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $511,233.


(c) Annualized.


(d) Not annualized for periods less than one year.

                            -----------------------
                          AIM SELECT BASIC VALUE FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                CLASS B
                                                              -------------------------------------------
                                                                                          AUGUST 30, 2002
                                                                                            (DATE
                                                               YEAR ENDED OCTOBER         OPERATIONS
                                                                       31,                COMMENCED) TO
                                                              ---------------------       OCTOBER 31,
                                                               2004           2003           2002
                                                              ------         ------       ---------------
Net asset value, beginning of period                          $11.65         $ 9.13           $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.09)         (0.07)           (0.01)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.06           2.70            (0.86)
=========================================================================================================
    Total from investment operations                            0.97           2.63            (0.87)
=========================================================================================================
Less dividends from net investment income                         --          (0.11)              --
=========================================================================================================
Net asset value, end of period                                $12.62         $11.65           $ 9.13
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                                                 8.33%         29.12%           (8.70)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  383         $  354           $  274
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.77%(b)       1.83%            1.75%(c)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            10.61%(b)      10.92%           24.39%(c)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (0.70)%(b)     (0.75)%          (0.49)%
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(d)                                        19%            20%               4%
_________________________________________________________________________________________________________
=========================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $383,430.


(c) Annualized.


(d) Not annualized for periods less than one year.

                            -----------------------
                          AIM SELECT BASIC VALUE FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------




                                                                                CLASS C
                                                              -------------------------------------------
                                                                                          AUGUST 30, 2002
                                                                                            (DATE
                                                                   YEAR ENDED             OPERATIONS
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------       OCTOBER 31,
                                                               2004           2003           2002
                                                              ------         ------       ---------------
Net asset value, beginning of period                          $11.65         $ 9.13           $10.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.09)         (0.07)           (0.01)
=========================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.06           2.70            (0.86)
=========================================================================================================
    Total from investment operations                            0.97           2.63            (0.87)
=========================================================================================================
Less dividends from net investment income                         --          (0.11)              --
=========================================================================================================
Net asset value, end of period                                $12.62         $11.65           $ 9.13
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                                                 8.33%         29.12%           (8.70)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  383         $  354           $  274
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.77%(b)       1.83%            1.75%(c)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            10.61%(b)      10.92%           24.39%(c)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (0.70)%(b)     (0.75)%          (0.49)%(c)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(d)                                        19%            20%               4%
_________________________________________________________________________________________________________
=========================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the Untied States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(b) Ratios are based on average daily net asses of $383,430.


(c) Annualized.


(d) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or




BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Select Basic Value Fund
SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     BV2-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                            AIM U.S. GROWTH FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

AIM U.S. Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Return                                  2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------
Sales Charges                                        6

Dividends and Distributions                          6

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Excessive Short-Term Trading Activity
  Disclosures                                      A-5

Purchasing Shares                                  A-7

Redeeming Shares                                   A-9

Exchanging Shares                                 A-11

Pricing of Shares                                 A-14

Taxes                                             A-16

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.



No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of market-leading U.S. companies that have experienced above-average, long-term growth in earnings, long-term earnings consistency and have excellent prospects for future growth. In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers various factors when determining whether a company is in the U.S., including whether (1) it is organized under the laws of the U.S.; (2) it has a principal office in the U.S.;
(3) it derives 50% or more, alone or on a consolidated basis, of their total revenues from business in the U.S.; or (4) its equity securities are traded principally on a stock exchange or in an over-the-counter market in the U.S. The portfolio managers consider whether to sell a particular security when it no longer has favorable prospects for earnings or growth.

    The fund will invest without regard to market capitalization. The fund may also invest up to 20% of its net assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Class A shares. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................  21.64%
2004...................................................................   3.74%




    During the period shown in the bar chart, the highest quarterly return was 12.97% (quarter ended June 30, 2003) and the lowest quarterly return was -7.16% (quarter ended September 30, 2004).

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods ended                                    SINCE      INCEPTION
December 31, 2004)                             1 YEAR     INCEPTION    DATE
------------------------------------------------------------------------------
Class A                                                              08/30/02
  Return Before Taxes                           (1.94)%     5.54%
  Return After Taxes on Distributions           (2.64)      4.72
  Return After Taxes on Distributions and
    Sale of Fund Shares                         (0.48)      4.40
Class B                                                              08/30/02
  Return Before Taxes                           (1.22)      6.95
Class C                                                              08/30/02
  Return Before Taxes                            2.75       8.11
------------------------------------------------------------------------------
S&P 500 Index(1)                                10.87     14.76(3)   08/31/02(3)
Lipper Large-Cap Growth Fund Index(2)            7.45     11.37(3)   08/31/02(3)
------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.


(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. In addition, the fund has included the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group.

(2) The Lipper Large-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.
(3) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                  CLASS A     CLASS B   CLASS C
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                5.50%       None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price or redemption proceeds,
whichever is less)                                 None(1,2)   5.00%      1.00%
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(3)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                   CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------
Management Fees                                       0.75%     0.75%      0.75%

Distribution and/or Service (12b-1) Fees(4)           0.35      1.00       1.00

Other Expenses                                       10.12     10.12      10.12

Total Annual Fund Operating Expenses(5,6)            11.22     11.87      11.87
Fee Waivers(7)                                        0.05      0.05       0.05
Net Annual Fund Operating Expenses                   11.17     11.82      11.82
-------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) There is no guarantee that actual expenses will be the same as those shown in the table.


(4) The distributor has voluntarily agreed to waive 0.35%, 1.00% and 1.00% of Rule 12b-1 distribution plan fees on Class A, Class B and Class C, respectively. This agreement may be modified or discontinued at any time.


(5) The fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) to 1.75% of average daily net assets of Class A, Class B and Class C shares. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above:
    (i) interest; (ii) taxes; (iii) dividend expense on short sales: (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Total Annual Fund Operating Expenses for Class A, Class B and Class C shares, net of the above agreements are 1.77%, 1.77% and 1.77%, respectively.


(6) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters.


(7) Effective January 1, 2005 through June 30, 2006, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management -- Advisor Compensation" following.)


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------
Class A                                     $1,573     $3,441     $5,084     $8,376
Class B                                      1,642      3,504      5,193      8,435
Class C                                      1,242      3,204      4,993      8,495
------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------
Class A                                     $1,573     $3,441     $5,084     $8,376
Class B                                      1,142      3,204      4,993      8,435
Class C                                      1,142      3,204      4,993      8,495
------------------------------------------------------------------------------------

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received no compensation due to a voluntary expense limitation between the advisor and the fund. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 0.75% to 0.65% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to June 30, 2006. The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



  ADVISORY FEE RATES BEFORE      ADVISORY FEE RATES AFTER
   JANUARY 1, 2005 WAIVER         JANUARY 1, 2005 WAIVER
------------------------------------------------------------
                                    0.695% of the first $250
0.75% of the first $1 billion                        million
                                      0.67% of the next $250
 0.70% of the next $1 billion                        million
      0.65% of amount over $2        0.645% of the next $500
                      billion                        million
                                      0.62% of the next $1.5
                                                     billion
                                     0.595% of the next $2.5
                                                     billion
                                      0.57% of the next $2.5
                                                     billion
                                     0.545% of the next $2.5
                                                     billion
                                    0.52% of amount over $10
                                                     billion


PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1990. As the lead manager, Mr. Zschappel generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Zschappel may perform these functions, and the nature of these functions, may change from time to time.

- Christian A. Costanzo, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

- Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was employed by American Electric Power.

- Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

    They are assisted by the advisor's Multicap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM U.S. Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years ended 2004 and 2003 and the fiscal period ended 2002 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.




                                                                                CLASS A
                                                                ---------------------------------------
                                                                                        AUGUST 30, 2002
                                                                                          (DATE
                                                                YEAR ENDED OCTOBER      OPERATIONS
                                                                       31,              COMMENCED) TO
                                                                ------------------      OCTOBER 31,
                                                                 2004        2003          2002
                                                                ------      ------      ---------------
Net asset value, beginning of period                            $10.94      $ 9.76          $10.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)      (0.02)          (0.00)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.39        1.27           (0.24)
=======================================================================================================
    Total from investment operations                              0.35        1.25           (0.24)
=======================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)      (0.07)             --
-------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.22)         --              --
=======================================================================================================
    Total distributions                                          (0.26)      (0.07)             --
=======================================================================================================
Net asset value, end of period                                  $11.03      $10.94          $ 9.76
_______________________________________________________________________________________________________
=======================================================================================================
Total return(a)                                                   3.19%      12.92%          (2.40)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  455      $  441          $  391
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.77%(b)    1.84%           1.76%(c)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              11.22%(b)   11.21%          22.45%(c)
=======================================================================================================
Ratio of net investment income (loss) to average net assets      (0.34)%(b)  (0.25)%         (0.22)%(c)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(d)                                          55%         39%              1%
_______________________________________________________________________________________________________
=======================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset and return for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $460,014.


(c) Annualized.


(d) Not annualized for periods less than one year.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                  CLASS B
                                                                -------------------------------------------
                                                                                           AUGUST 30, 2002
                                                                      YEAR ENDED           (DATE OPERATIONS
                                                                      OCTOBER 31,           COMMENCED) TO
                                                                -----------------------      OCTOBER 31,
                                                                 2004             2003           2002
                                                                ------           ------    ----------------
Net asset value, beginning of period                            $10.94           $ 9.76       $   10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)           (0.02)          (0.00)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.39             1.27           (0.24)
===========================================================================================================
    Total from investment operations                              0.35             1.25           (0.24)
===========================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)           (0.07)             --
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.22)              --              --
===========================================================================================================
    Total distributions                                          (0.26)           (0.07)             --
===========================================================================================================
Net asset value, end of period                                  $11.03           $10.94       $    9.76
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                   3.19%           12.92%          (2.40)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  341           $  331       $     293
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.77%(b)         1.84%           1.76%(c)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              11.87%(b)        11.86%          23.10%(c)
===========================================================================================================
Ratio of net investment income (loss) to average net assets      (0.34)%(b)       (0.25)%        (0.22)%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(d)                                          55%              39%              1%
___________________________________________________________________________________________________________
===========================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset and return for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $345,014.


(c) Annualized.


(d) Not annualized for periods less than one year.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                  CLASS C
                                                                -------------------------------------------
                                                                                           AUGUST 30, 2002
                                                                      YEAR ENDED           (DATE OPERATIONS
                                                                      OCTOBER 31,           COMMENCED) TO
                                                                -----------------------      OCTOBER 31,
                                                                 2004             2003           2002
                                                                ------           ------    ----------------
Net asset value, beginning of period                            $10.94           $ 9.76         $10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)           (0.02)         (0.00)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.39             1.27          (0.24)
===========================================================================================================
    Total from investment operations                              0.35             1.25          (0.24)
===========================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)           (0.07)            --
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.22)              --             --
===========================================================================================================
    Total distributions                                          (0.26)           (0.07)            --
===========================================================================================================
Net asset value, end of period                                  $11.03           $10.94         $ 9.76
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                   3.19%           12.92%         (2.40)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  341           $  331         $  293
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.77%(b)         1.84%          1.76%(c)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              11.87%(b)        11.86%         23.10%(c)
===========================================================================================================
Ratio of net investment income (loss) to average net assets      (0.34)%(b)       (0.25)%        (0.22)%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(d)                                          55%              39%             1%
___________________________________________________________________________________________________________
===========================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset and return for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.


(b) Ratios are based on average daily net assets of $345,014.


(c) Annualized.


(d) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

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                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or




BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM U.S. Growth Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     USG-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                                             AIM WEINGARTEN FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

AIM Weingarten Fund seeks to provide growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2
Performance Table                                    3
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4
Expense Example                                      4
FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisors                                         5
Advisor Compensation                                 6
Portfolio Managers                                   6
OTHER INFORMATION                                    6
------------------------------------------------------

Sales Charges                                        6
Dividends and Distributions                          6
FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1
Excessive Short-Term Trading Activity
  Disclosures                                      A-5
Purchasing Shares                                  A-7
Redeeming Shares                                   A-9
Exchanging Shares                                 A-11
Pricing of Shares                                 A-14
Taxes                                             A-16
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund will invest primarily in common stocks of seasoned and better-capitalized companies. The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   34.76%
1996...................................................................   17.67%
1997...................................................................   25.96%
1998...................................................................   33.06%
1999...................................................................   34.90%
2000...................................................................  -20.37%
2001...................................................................  -34.10%
2002...................................................................  -31.50%
2003...................................................................   30.74%
2004...................................................................    7.95%




    During the periods shown in the bar chart, the highest quarterly return was 28.03% (quarter ended December 31, 1998) and the lowest quarterly return was -27.65% (quarter ended March 31, 2001).

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------
(for the periods ended                                      SINCE       INCEPTION
December 31, 2004)       1 YEAR     5 YEARS    10 YEARS    INCEPTION(1)    DATE
-------------------------------------------------------------------------------------
Class A                                                                   06/17/69
  Return Before Taxes      2.03%     (13.67)%     5.56%         --
  Return After Taxes on
     Distributions         2.03      (14.19)      3.54          --
  Return After Taxes on
     Distributions and
     Sale of Fund
     Shares                1.32      (10.98)      4.14          --
Class B                                                                   06/26/95
  Return Before Taxes      2.17      (13.60)        --        3.63%
Class C                                                                   08/04/97
  Return Before Taxes      6.16      (13.30)        --       (1.89)
Class R(2)                                                                06/17/69(2)
  Return Before Taxes      7.64      (12.88)      5.95          --
-------------------------------------------------------------------------------------
S&P 500 Index(3)          10.87       (2.30)     12.07          --
Russell
  1000--Registered
  Trademark-- Growth
  Index(4)                 6.30       (9.29)      9.59          --
Lipper Large-Cap Growth
  Fund Index(5)            7.45       (9.72)      8.64          --
-------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for the one year period are the historical returns of the fund's class R shares. The returns shown for the five year period and ten year period are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.

(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group.


(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast. The Russell
    1000--Registered Trademark-- Index measures the performance of the largest 1,000 companies domiciled in the United States.

(5) The Lipper Large-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Growth category. These funds typically invest in stocks with market capitalization greater than $5 billion at the time of the purchase and have an above-average price-to-earnings ratio, price to book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------
(fees paid directly from your
investment)                          CLASS A        CLASS B   CLASS C   CLASS R
---------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on Purchases (as a
percentage of offering price)            5.50%       None      None       None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)         None(1,2)      5.00%     1.00%       None(3)
---------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted from fund
assets)                                    CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.64%     0.64%     0.64%     0.64%

Distribution and/or Service (12b-1) Fees    0.30      1.00      1.00      0.50

Other Expenses                              0.46      0.46      0.46      0.46

Total Annual Fund Operating Expenses(5,6)   1.40      2.10      2.10      1.60
--------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(4) There is no guarantee that actual expenses will be the same as those shown in the table.


(5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. (See "Fund Management--Advisor Compensation" following.)


(6) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Total Annual Fund Operating Expenses net of this arrangement were 1.39%, 2.09%, 2.09% and 1.59% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursement. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $685     $969     $1,274     $2,137
Class B                                      713      958      1,329      2,252
Class C                                      313      658      1,129      2,431
Class R                                      163      505        871      1,900
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $685     $969     $1,274     $2,137
Class B                                      213      658      1,129      2,252
Class C                                      213      658      1,129      2,431
Class R                                      163      505        871      1,900
--------------------------------------------------------------------------------

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS


A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor. A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.

    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.


    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.

    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------


    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation of 0.64% of average daily net assets. The annual management fee payable to the advisor pursuant to the investment advisory agreement ranges from 1.00% to 0.625% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.



  ADVISORY FEE RATES BEFORE      ADVISORY FEE RATES AFTER
   JANUARY 1, 2005 WAIVER         JANUARY 1, 2005 WAIVER
------------------------------------------------------------
       1.00% of the first $30       0.695% of the first $250
                      million                        million
       0.75% of the next $320         0.67% of the next $250
                      million                        million
     0.625% of the next $4.65        0.645% of the next $500
                     billion*                        million
                                      0.62% of the next $1.5
0.60% of the next $5 billion*                        billion
    0.575% of amount over $10        0.595% of the next $2.5
                     billion*                        billion
                                      0.57% of the next $2.5
                                                     billion
                                     0.545% of the next $2.5
                                                     billion
                                    0.52% of amount over $10
                                                     billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987. As the lead manager, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sachnowitz may perform these functions, and the nature of these functions, may change from time to time.


- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.


    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Weingarten Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.



                                                                                      CLASS A
                                                       ---------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                       ---------------------------------------------------------------------
                                                          2004             2003          2002          2001          2000
                                                       ----------       ----------    ----------    ----------    ----------
Net asset value, beginning of period                   $    11.59       $     9.47    $    12.65    $    28.16    $    28.31
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.08)(a)        (0.07)        (0.07)(a)      (0.10)       (0.14)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.51             2.19         (3.11)       (11.87)         3.18
============================================================================================================================
    Total from investment operations                         0.43             2.12         (3.18)       (11.97)         3.04
============================================================================================================================
Less distributions from net realized gains                     --               --            --         (3.54)        (3.19)
============================================================================================================================
Net asset value, end of period                         $    12.02       $    11.59    $     9.47    $    12.65    $    28.16
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                              3.71%           22.39%       (25.14)%      (47.38)%       10.61%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $1,844,930       $2,160,823    $2,104,660    $4,001,552    $8,948,781
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.39%(c)         1.47%         1.33%         1.21%         1.03%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.40%(c)         1.47%         1.33%         1.22%         1.07%
============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.67)%(c)       (0.68)%       (0.64)%       (0.56)%       (0.45)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                        74%             111%          217%          240%          145%
____________________________________________________________________________________________________________________________
============================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $2,040,844,523.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                     CLASS B
                                                       -------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------------
                                                         2004             2003          2002          2001
                                                       --------         --------      --------      --------       2000
Net asset value, beginning of period                   $  10.71         $   8.82      $  11.86      $  26.82    $    27.29
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.15)(a)        (0.14)        (0.15)(a)     (0.21)        (0.36)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.47             2.03         (2.89)       (11.21)         3.08
==========================================================================================================================
    Total from investment operations                       0.32             1.89         (3.04)       (11.42)         2.72
==========================================================================================================================
Less distributions from net realized gains                   --               --            --         (3.54)        (3.19)
==========================================================================================================================
Net asset value, end of period                         $  11.03         $  10.71      $   8.82      $  11.86    $    26.82
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                            2.99%           21.43%       (25.63)%      (47.75)%        9.76%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $434,572         $555,779      $533,224      $922,476    $1,927,514
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.09%(c)         2.17%         2.04%         1.92%         1.78%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.10%(c)         2.17%         2.04%         1.93%         1.82%
==========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.37)%(c)       (1.38)%       (1.34)%       (1.27)%       (1.20)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                      74%             111%          217%          240%          145%
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $511,454,890.



                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                               2004          2003       2002        2001
                                                              -------       -------    -------    --------      2000
Net asset value, beginning of period                          $ 10.72       $  8.83    $ 11.87    $  26.85    $  27.30
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(a)     (0.14)     (0.15)(a)    (0.21)     (0.36)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.47          2.03      (2.89)     (11.23)       3.10
======================================================================================================================
    Total from investment operations                             0.32          1.89      (3.04)     (11.44)       2.74
======================================================================================================================
Less distributions from net realized gains                         --            --         --       (3.54)      (3.19)
======================================================================================================================
Net asset value, end of period                                $ 11.04       $ 10.72    $  8.83    $  11.87    $  26.85
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  2.99%        21.40%    (25.61)%    (47.77)%      9.83%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $78,330       $91,325    $86,455    $150,604    $301,590
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.09%(c)      2.17%      2.04%       1.92%       1.78%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.10%(c)      2.17%      2.04%       1.93%       1.82%
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.37)%(c)    (1.38)%    (1.34)%     (1.27)%     (1.20)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            74%          111%       217%        240%        145%
______________________________________________________________________________________________________________________
======================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.


(c) Ratios are based on average daily net assets of $87,315,520.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
                                                              ------         ------    -------------
Net asset value, beginning of period                          $11.56         $ 9.47       $ 11.36
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)      (0.06)        (0.03)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.49           2.15         (1.86)
====================================================================================================
    Total from investment operations                            0.39           2.09         (1.89)
====================================================================================================
Net asset value, end of period                                $11.95         $11.56       $  9.47
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 3.37%         22.07%       (16.64)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,448         $  311       $    76
====================================================================================================
Ratio of expenses to average net assets                         1.59%(c)(d)    1.67%         1.53%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (0.87)%(c)     (0.88)%       (0.84)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                           74%           111%          217%
____________________________________________________________________________________________________
====================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $1,071,094.


(d) After fee waivers and/or expense reimbursements. Ratio of expense to average net asset prior to fee waivers and/or expense reimbursements is 1.60%.


(e) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the funds). The following information is about all the funds.

CHOOSING A SHARE CLASS

Most of the funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment relative to a less expensive class. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan, if any, applicable to the class (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. In addition, you should consider the other factors described below. Please contact your financial advisor to assist you in making your decision.

CLASS A(1)           CLASS A3          CLASS B(3)        CLASS C           CLASS K           CLASS R           INVESTOR CLASS
-------------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial      - No initial      - No initial      - No initial      - No initial      - No initial
  charge               sales charge      sales charge      sales charge      sales charge      sales charge      sales charge

- Reduced or waived  - No contingent   - Contingent      - Contingent      - Generally, no   - Generally, no   - No contingent
  initial sales        deferred sales    deferred sales  deferred sales      contingent        contingent        deferred sales
  charge for           charge            charge on         charge on         deferred sales    deferred sales    charge
  certain                                redemptions       redemptions       charge(2)         charge(2)
  purchases(2)                           within six        within one
                                         years             year(6)

- Generally, lower   - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of    - 12b-1 fee of
  distribution and     0.35%             1.00%           1.00%               0.45%             0.50%             0.25%(9)
  service (12b-1)
  fee than Class B,
  Class C, Class K
  or Class R shares
  (See "Fee Table
  and Expense
  Example")

                     - Does not        - Converts to     - Does not        - Does not        - Does not        - Does not
                       convert to        Class A shares  convert to Class    convert to        convert to        convert to
                       Class A shares    at the end of     A shares          Class A shares    Class A shares    Class A shares
                                         the month
                                         which is eight
                                         years after
                                         the date on
                                         which shares
                                         were purchased
                                         along with a
                                         pro rata
                                         portion of its
                                         reinvested
                                         dividends and
                                       distributions(4)

- Generally more     - Available only  - Purchase        - Generally more  - Generally,      - Generally,      - Closed to new
  appropriate for      for a limited     orders limited    appropriate       only available    only available    investors,
  long-term            number of         to amount less    for short-        to retirement     to employee       except as
  investors            funds             than              term investors    plans,            benefit           described in
                                         $100,000(5)                         educational       plans(8)          the
                                                         - Purchase          savings                             "Purchasing
                                                         orders limited      programs and                        Shares --
                                                           to amount less    wrap programs                       Grandfathered
                                                           than                                                  Investors"
                                                           $1,000,000(7)                                         section of
                                                                                                                 your
                                                                                                                 prospectus
-------------------------------------------------------------------------------------------------------------------------------


Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Equity Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) Any purchase order for Class B shares in an amount equal to or in excess of $100,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Any purchase order for Class C shares in an amount equal to or in excess of $1,000,000 will be rejected. Although our ability to monitor or enforce this limitation for underlying shareholders of omnibus accounts is severely limited, we have advised the administrators of omnibus accounts maintained by brokers, retirement plans and approved fee-based programs of this limitation.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


(8) Generally, Class R shares are only available to employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, 457 of the Internal Revenue Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Internal Revenue Code, respectively; and voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Retirement plans maintained pursuant to Section 403 must be established and maintained by non-profit organizations operating pursuant to Section 501(c)(3) of the Internal Revenue Code in order to purchase Class R shares. Class R shares are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs, with the exception of traditional IRAs established in connection with the rollover of assets from an employer-sponsored retirement plan in which a fund was offered as an investment option.



(9) Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares and AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio with respect to their Investor Class shares) has adopted 12b-1 plans that allow the fund to pay distribution fees to A I M Distributors, Inc. (ADI) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the funds and classes of those funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

    Certain categories of persons are permitted to purchase Class A shares of the funds without paying an initial sales charge because their transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase. For more detailed information regarding eligibility to purchase or redeem shares at reduced or without sales charges, please consult the fund's website at www.aiminvestments.com and click on the links "My Account", Service Center, or consult the fund's Statement of Additional Information, which is available upon request free of charge.

INITIAL SALES CHARGES
The funds (except AIM Short Term Bond Fund) are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular fund is classified.

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

AIM SHORT TERM BOND FUND INITIAL SALES CHARGES
-------------------------------------------------------------

                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                                 AS A % OF      AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      2.50%          2.56%
                 $100,000 but less than $  250,000      2.00           2.04
                 $250,000 but less than $  500,000      1.50           1.52
                 $500,000 but less than $1,000,000      1.25           1.27
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

    You will not pay an initial sales charge or a CDSC on Investor Class shares of any fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II funds and AIM Short Term Bond Fund at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------


    If you currently own Class A shares of a Category I or II fund or AIM Short Term Bond Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

    Some retirement plans can purchase Class A shares at their net asset value per share. If ADI paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    ADI may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS K AND CLASS R SHARES
You can purchase Class K and Class R shares at their net asset value per share. If ADI pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC and the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you are redeeming shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial advisor must notify the transfer agent at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the transfer agent can verify your eligibility for the reduction or exception. Consult the fund's Statement of Additional Information for details.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of a fund with fund shares currently owned (Class A, B, C, K or R) and investments in the AIM College Savings Plan(SM) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own. The transfer agent may automatically link certain accounts registered in the same name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain funds; and

- when a merger, consolidation, or acquisition of assets of a fund occurs.

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of a fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class A, C, K or Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a qualified retirement plan and redeem Class A, Class C, Class K or Class R shares in order to fund a distribution;

- if you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period;

- if you redeem shares to pay account fees;

- for redemptions following the death or post-purchase disability of a shareholder or beneficial owner;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, ADI or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources, from ADI's retention of underwriting concessions and from payments to ADI under Rule 12b-1 plans. In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except the money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
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you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a conduit investment vehicle). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee.

    For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
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PURCHASING SHARES

If you hold your shares through a broker/dealer or other financial institution, your eligibility to purchase those shares, the conditions for purchase and sale, and the minimum and maximum amounts allowed may differ depending on that institution's policies.

MINIMUM INVESTMENTS PER FUND ACCOUNT

There are no minimum investments with respect to Class K or Class R shares for fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per fund investment for              $25
403 and                                                                salary deferrals from
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Employer-Sponsored Retirement
                                                                       Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            25

All other accounts                                             1,000                                            50

ADI has the discretion to accept orders for lesser amounts.
-------------------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor            Contact your financial advisor.            Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in retirement accounts on the
                                                                                  internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/05

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                                 THE AIM FUNDS
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GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; and (4) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one fund account to one or more other fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another fund is $50. You may participate in a dollar cost averaging program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Dollar Cost Averaging program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. You may invest your dividends and distributions per the rules listed in the "Permitted Exchanges" section.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

(1) Your account balance (a) in the fund paying the dividend must be at least $5,000; and (b) in the fund receiving the dividend must be at least $500; and

(2) Both accounts must have identical registration information.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your fund holdings should be rebalanced, on a percentage basis, between two and ten of your funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your funds for shares of the same class of one or more other funds in your portfolio. Rebalancing will NOT occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice. You may participate in a portfolio rebalancing program hosted by your dealer of record, your financial advisor or another financial intermediary. If such program is the same or similar to AIM's Portfolio Rebalancing Program and is non-discretionary, both as determined by an AIM Affiliate, exchanges made pursuant to such program generally will not be counted toward the trading guideline limitation of four exchanges out of a fund per calendar year.

RETIREMENT PLANS
Shares of most of the funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, Solo 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. AIM Investment Services, Inc. assesses certain fees associated with the maintenance of certain types of retirement plan accounts and the provision of specialized recordkeeping services for those plan accounts. ADI assesses certain fees associated with the maintenance of retirement plan documents for which it acts as the prototype sponsor. Contact your financial advisor for details.

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Growth Fund
Fund                          AIM International Small Company Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the Code) where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.

    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE

If you purchase $1,000,000 or more of Class A shares of any fund, or if you make additional purchases of Class A shares on and after

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund or AIM Short     or II Fund or AIM Short Term       within 18 months of initial
  Term Bond Fund                Bond Fund                          purchase of Category I or II
                              - Class A shares of Category III     Fund or AIM Short Term Bond
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund or AIM Short Term       within 18 months of initial
                                Bond Fund                          purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor        Contact your financial advisor, including
                                   your retirement plan or program sponsor.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners/trustees; (2) the name of the fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent at 1-800-959-4246 or
                                   our AIM 24-hour Automated Investor Line at
                                   1-800-246-5463. You will be allowed to
                                   redeem by telephone if (1) the proceeds are
                                   to be mailed to the address on record (if
                                   there has been no change communicated to us
                                   within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   retirement accounts and 403(b) plans, may
                                   not be redeemed by telephone. For funds
                                   other than Premier Portfolio, Premier
                                   Tax-Exempt Portfolio and Premier U.S.
                                   Government Money Portfolio, the transfer
                                   agent must receive your call during the
                                   hours of the customary trading session of
                                   the New York Stock Exchange (NYSE) in order
                                   to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must receive your call before
                                   the last net asset value determination on a
                                   business day in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts may be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. For funds other
                                   than Premier Portfolio, Premier Tax-Exempt
                                   Portfolio and Premier U.S. Government Money
                                   Portfolio, the transfer agent must confirm
                                   your transaction during the hours of the
                                   customary trading session of the NYSE in
                                   order to effect the redemption at that day's
                                   closing price. For Premier Portfolio,
                                   Premier Tax-Exempt Portfolio and Premier
                                   U.S. Government Money Portfolio, the
                                   transfer agent must confirm your transaction
                                   before the last net asset value
                                   determination on a business day in order to
                                   effect the redemption at that day's closing
                                   price.

--------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine, but we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine, but we are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND, AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND INVESTOR CLASS SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND, PREMIER PORTFOLIO, PREMIER TAX-EXEMPT PORTFOLIO AND PREMIER U.S. GOVERNMENT MONEY PORTFOLIO ONLY)

You may redeem shares of these funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REDEMPTIONS IN KIND

Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

REDEMPTIONS BY THE FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

    If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one fund for those of another fund. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. Before requesting an exchange, review the prospectus of the fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

    You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

PERMITTED EXCHANGES


Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another fund.

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Class A Shares of AIM Limited
                               Maturity Treasury Fund, AIM                    X
                               Tax-Exempt Cash Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class
                               A3 Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A                      Class B, C, K, R, Institutional
                             Class Shares or Shares of the                                                      X
                             AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class A, A3, Investor Class, or
                             AIM Cash Reserve Shares.
                             Exceptions are:
                             - Class A3 Shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund
                               cannot be exchanged for Class                  X
                               A Shares of those funds.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
Class A3                     Class B, C, K, R, Institutional
                             Class Shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class B. Exceptions are:
                             - Class B Shares of other funds
                               cannot be exchanged for Class                  X
                               B Shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class B                      Class A, A3, C, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class Shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class C. Exceptions are:
                             - Class C shares of other funds
                               cannot be exchanged for Class                  X
                               C shares of AIM Floating Rate
                               Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class C                      Class A, A3, B, K, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares or shares                                                    X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class K                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class K                      Class A, A3, B, C, R, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class R                                          X
---------------------------------------------------------------------------------------------------------------------------------
Class R                      Class A, A3, B, C, K, AIM Cash
                             Reserve Shares, Institutional,
                             Investor Class shares, or shares                                                   X
                             of AIM Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class A, A3, B, C, R, or
                             Investor Class shares.
                             Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
                             - Shares to be exchanged for                     X
                               Class B, C or R shares must
                               not have been acquired by
                               exchange from Class A shares
                               of any fund.
                             - Investor Class Shares of all
                               funds are currently offered to
                               new investors only on a
                               limited basis.
---------------------------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares      Class K, Institutional Class
                             shares, or shares of AIM Summit                                                    X
                             Fund.
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Institutional Class                              X
---------------------------------------------------------------------------------------------------------------------------------

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE FROM                          EXCHANGE TO                         ALLOWED                          PROHIBITED
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class          Class A, A3, B, C, K, R, AIM
                             Cash Reserve Shares, Investor
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               A, A3, or Investor Class.
                             Exceptions are:
                             - Investor Class shares cannot
                               be exchanged for Class A
                               shares of any fund which
                               offers Investor Class shares.                  X
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
Investor Class               Class B, C, K, R, AIM Cash
                             Reserve Shares, Institutional
                             Class shares, or shares of AIM                                                     X
                             Summit Fund.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class A, A3, or AIM Cash Reserve
                             Shares. Exceptions are:
                             - Class A shares of AIM Limited
                               Maturity Treasury Fund and AIM                 X
                               Tax-Free Intermediate Fund are
                               currently closed to new
                               investors.
---------------------------------------------------------------------------------------------------------------------------------
AIM Summit Fund              Class B, C, K, R, Institutional
                             or Investor Class shares.                                                          X
---------------------------------------------------------------------------------------------------------------------------------


    You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:
(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.
(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

     (b) Class A shares of another Fund, but only if

          (i)  you acquired the original shares before May 1, 1994; or
         (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for


     (a) Class A shares of a fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares


         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


         (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or
(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for


     (a) AIM Cash Reserve Shares of AIM Money Market Fund; or


     (b) Class A shares of AIM Tax-Exempt Cash Fund.
You will not pay a CDSC or other sales charge when exchanging:
(1) Class A shares for other Class A shares;
(2) Class B shares for other Class B shares;
(3) Class C shares for other Class C shares;
(4) Class K shares for other Class K shares;
(5) Class R shares for other Class R shares.
EXCHANGES NOT PERMITTED

For shares purchased prior to November 15, 2001, you may not exchange:
(1) Class A shares of Category I or II funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of Category III funds purchased at net asset value for Class A shares of a Category I or II fund, Class A shares of AIM Short Term Bond Fund;
(3) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.
For shares purchased on or after November 15, 2001, you may not exchange:

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Class A shares of Category I or II fund, Class A shares of AIM Short Term Bond Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;
(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or
(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any fund or for Class A shares of any fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II fund or AIM Short Term Bond Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II fund or AIM Short Term Bond Fund.
EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- Shares of the fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange with the exception of dividends that are reinvested; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, a fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating funds or the distributor may modify or terminate this privilege at any time. The fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last

                                                                      MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio determine the net asset value of their shares every fifteen minutes on each business day, beginning at 8:00 a.m. Eastern Time. The last net asset value determination on any business day for Premier Portfolio and Premier U.S. Government Money Portfolio will generally occur at 5:30 p.m. Eastern Time, and the last net asset

MCF--02/05

                                 -------------
                                 THE AIM FUNDS
                                 -------------

value determination on any business day for Premier Tax-Exempt Portfolio will generally occur at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Bond Market Association recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if the Bond Market Association recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the last net asset value calculation will occur as of the time of such closing.

TIMING OF ORDERS

For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

    For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the last net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

    For all funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these funds remain open after such closing time.

  The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.


  TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



BY TELEPHONE:          (800) 959-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com
THE FUND'S MOST RECENT PORTFOLIO HOLDINGS, AS FILED
ON FORM N-Q, ARE ALSO AVAILABLE AT
WWW.AIMINVESTMENTS.COM.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Weingarten Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     WEI-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM EQUITY FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919



THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM EQUITY FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 959-4246


THIS STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2005, RELATES TO THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:

              FUND                                             DATED
              ----                                             -----
   AIM AGGRESSIVE GROWTH FUND                            FEBRUARY 28, 2005
       AIM BLUE CHIP FUND                                FEBRUARY 28, 2005
  AIM CAPITAL DEVELOPMENT FUND                           FEBRUARY 28, 2005
        AIM CHARTER FUND                                 FEBRUARY 28, 2005
     AIM CONSTELLATION FUND                              FEBRUARY 28, 2005
    AIM CORE STRATEGIES FUND                             FEBRUARY 28, 2005
AIM DENT DEMOGRAPHIC TRENDS FUND                         FEBRUARY 28, 2005
 AIM DIVERSIFIED DIVIDEND FUND                           FEBRUARY 28, 2005
    AIM EMERGING GROWTH FUND                             FEBRUARY 28, 2005
 AIM LARGE CAP BASIC VALUE FUND                          FEBRUARY 28, 2005
   AIM LARGE CAP GROWTH FUND                             FEBRUARY 28, 2005
    AIM MID CAP GROWTH FUND                              FEBRUARY 28, 2005
  AIM SELECT BASIC VALUE FUND                            FEBRUARY 28, 2005
      AIM U.S. GROWTH FUND                               FEBRUARY 28, 2005
      AIM WEINGARTEN FUND                                FEBRUARY 28, 2005

                                AIM EQUITY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                               PAGE
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1
         Policies and Procedures for Disclosure of Fund Holdings..................................................4

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................6
         Classification...........................................................................................6
         Investment Strategies and Risks..........................................................................6
                  Equity Investments.............................................................................10
                  Foreign Investments............................................................................10
                  Debt Investments...............................................................................12
                  Other Investments..............................................................................13
                  Investment Techniques..........................................................................14
                  Derivatives....................................................................................18
                  Additional Securities or Investment Techniques.................................................24
         Fund Policies...........................................................................................25
         Temporary Defensive Positions...........................................................................28
         Portfolio Turnover......................................................................................28

MANAGEMENT OF THE TRUST..........................................................................................28
         Board of Trustees.......................................................................................28
         Management Information..................................................................................28
                  Trustee Ownership of Fund Shares...............................................................30
                  Factors Considered in Approving the Investment Advisory Agreement..............................30
                  Factors Considered in Approving the Sub-Advisory Agreements....................................33
         Compensation............................................................................................34
                  Retirement Plan For Trustees...................................................................35
                  Deferred Compensation Agreements...............................................................35
                  Purchase of Class A Shares of the Funds at Net Asset Value.....................................35
         Codes of Ethics.........................................................................................36
         Proxy Voting Policies...................................................................................36

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................36

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................36
         Investment Advisor......................................................................................36
                  Investment Sub-Advisor.........................................................................41
                  Portfolio Managers.............................................................................41
                  Securities Lending Arrangements................................................................41
         Service Agreements......................................................................................42
                  Administrative Services Agreement..............................................................42
         Other Service Providers.................................................................................42

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................43
         Brokerage Transactions..................................................................................43
         Commissions.............................................................................................43
         Brokerage Selection.....................................................................................44
         Directed Brokerage (Research Services)..................................................................45
         Regular Brokers or Dealers..............................................................................45
         Allocation of Portfolio Transactions....................................................................45
         Allocation of Initial Public Offering ("IPO") Transactions..............................................45

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................46
         Purchase and Redemption of Shares.......................................................................46
         Offering Price..........................................................................................64
         Redemption In Kind......................................................................................66
         Backup Withholding......................................................................................66

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................67
         Dividends and Distributions.............................................................................67
         Tax Matters.............................................................................................67

DISTRIBUTION OF SECURITIES.......................................................................................75
         Distribution Plans......................................................................................75
         Distributor.............................................................................................76

CALCULATION OF PERFORMANCE DATA..................................................................................79

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING..........................................85

REGULATORY INQUIRIES AND PENDING LITIGATION......................................................................86


APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

PROXY POLICIES AND PROCEDURES...................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................E-1

MANAGEMENT FEES.................................................................................................F-1

PORTFOLIO MANAGERS .............................................................................................G-1

ADMINISTRATIVE SERVICES FEES....................................................................................H-1

BROKERAGE COMMISSIONS...........................................................................................I-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF

REGULAR BROKERS OR DEALERS......................................................................................J-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................K-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................L-1

TOTAL SALES CHARGES.............................................................................................M-1

PERFORMANCE DATA................................................................................................N-1

PENDING LITIGATION..............................................................................................O-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Equity Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of fifteen separate portfolios: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Core Strategies Fund (which is not currently offered to the public), AIM Dent Demographic Trends Fund, AIM Diversified Dividend Fund, AIM Emerging Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund, AIM Select Basic Value Fund (which is not currently offered to the public), AIM U.S. Growth Fund (which is not currently offered to the public), and AIM Weingarten Fund (each a "Fund" and collectively, the "Funds"). Under an Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         The Trust was originally organized on May 19, 1988 as a Maryland corporation. The Trust reorganized as a Delaware business trust on June 21, 2000. The following Funds were included in the reorganization: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund. All historical and other information contained in this Statement of Additional Information for periods prior to June 21, 2000 relating to the Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM Core Strategies Fund, AIM Diversified Dividend Fund, AIM Select Basic Value Fund and AIM U.S. Growth Fund commenced operations as series of the Trust. Prior to May 2, 2003, AIM Diversified Dividend Fund was known as AIM Large Cap Core Equity Fund. Prior to September 15, 2004, AIM Select Basic Value Fund was known as AIM Basic Value II Fund.


SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

         Each Fund offers separate classes of shares as follows:

                                                                                           INSTITUTIONAL    INVESTOR
                  FUND                      CLASS A     CLASS B     CLASS C     CLASS R        CLASS          CLASS
                  ----                      -------     -------     -------     -------    -------------    --------
AIM Aggressive Growth Fund                     x           x           x           X             X
AIM Blue Chip Fund                             x           x           x           X             X             X
AIM Capital Development Fund                   X           X           X           X             X             X
AIM Charter Fund                               X           X           X           X             X
AIM Constellation Fund                         X           X           X           X             X
AIM Core Strategies Fund                       X           X           X
AIM Dent Demographic Trends Fund               X           X           X
AIM Diversified Dividend Fund                  X           X           X
AIM Emerging Growth Fund                       X           X           X
AIM Large Cap Basic Value Fund                 X           X           X           X             X             X
AIM Large Cap Growth Fund                      X           X           X           X             X             X
AIM Mid Cap Growth Fund                        X           X           X           X             X
AIM Select Basic Value Fund                    X           X           X
AIM U.S. Growth Fund                           X           X           X
AIM Weingarten Fund                            X           X           X           X             X

         This Statement of Additional Information relates solely to the Class A, Class B, Class C, Class R and Investor Class shares, if applicable, of the Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, are discussed in a separate Statement of Additional Information and are available to the following:

         o banks and trust companies acting in a fiduciary or similar capacity;

         o        bank and trust company common and collective trust funds;

         o        banks and trust companies investing for their own account;

         o        entities acting for the account of a public entity (e.g.
                  Taft-Hartley funds, states, cities or government agencies);

         o        retirement plans; and

         o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement.

         Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS



         The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.



         PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on www.aiminvestments.com:



         o calendar quarter-end portfolio holdings are posted by the 30th day after each calendar quarter-end;



         o fiscal quarter-end portfolio holdings are posted by the 70th day after each fiscal quarter-end; and



         o the largest ten holdings are posted by the 15th day after each month-end.



         These holdings are listed along with the percentage of the Fund's net assets they represent. The calendar and fiscal quarter-end portfolio holdings will remain on the website for one year. The top-ten list is replaced each month. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.aiminvestments.com. The Funds also disclose select holdings as part of their quarterly Fund Performance Updates and quarterly Performance and Commentaries on www.aiminvestments.com by the 29th day after each calendar quarter. These quarterly Fund Performance Updates and quarterly Performance and Commentaries are replaced each quarter. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.



         SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates will disclose non-public full portfolio holdings on a selective basis only if the Executive Committee (the "Executive Committee") of AIM Management approves the parties to whom disclosure of non-public full portfolio holdings will be made. The Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. The Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides such selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.



         AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Funds:



         o        Attorneys and accountants;



         o        Securities lending agents;



         o        Lenders to the Funds;



         o        Rating and rankings agencies;



         o        Persons assisting in the voting of proxies;



         o        Fund custodians;



         o        Fund transfer agent(s) (in the event of a redemption in kind);



         o Pricing services, market makers, or other persons who provide systems or software support in connection with Fund operations (to determine the price of securities held by a Fund);

         o        Financial printers;



         o Brokers identified by a Fund's portfolio management team who provide execution and research services to the team; and



         o Analysts hired to perform research and analysis to the Fund's portfolio management team.



         In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. AIM will also disclose non-public portfolio holdings information in the event that such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.



         AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.



         DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.



         From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.



         DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

         DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGED PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.



         AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM Emerging Growth Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                AIM EQUITY FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


     FUND
                                                                                              AIM
                     AIM       AIM         AIM                                  AIM          DENT           AIM
SECURITY/        AGGRESSIVE    BLUE      CAPITAL       AIM         AIM          CORE      DEMOGRAPHIC   DIVERSIFIED
INVESTMENT         GROWTH      CHIP    DEVELOPMENT   CHARTER  CONSTELLATION  STRATEGIES     TRENDS       DIVIDEND
TECHNIQUE           FUND       FUND       FUND        FUND        FUND          FUND         FUND          FUND
----------       ----------    ----    -----------   -------  -------------  ----------   -----------   -----------
---------------------------------------------------------------------------------------------------------------------
                                                    EQUITY INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
Common Stock          X         X           X           X           X            X             X             X

Preferred Stock       X         X           X           X           X            X             X             X

Convertible           X         X           X           X           X            X             X             X
Securities

Alternative
Entity                X         X           X           X           X            X             X             X
Securities
---------------------------------------------------------------------------------------------------------------------
                                                    FOREIGN INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
Foreign               X         X           X           X           X            X             X             X
Securities

Foreign
Government            X         X           X           X           X            X             X             X
Obligations

Foreign
Exchange              X         X           X           X           X            X             X             X
Transactions
---------------------------------------------------------------------------------------------------------------------
                                             DEBT INVESTMENTS FOR EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------
U.S.
Government            X         X           X           X           X            X             X             X
Obligations

Liquid Assets         X         X           X           X           X            X             X             X

Investment
Grade
Corporate Debt        X         X           X           X           X            X             X             X
Obligations

Junk Bonds
---------------------------------------------------------------------------------------------------------------------
                                                     OTHER INVESTMENTS
---------------------------------------------------------------------------------------------------------------------
REITs                 X         X           X           X           X            X             X             X

Other
Investment            X         X           X           X           X            X             X             X
Companies

Defaulted
Securities

Municipal
Forward
Contracts


     FUND                     AIM
                             LARGE     AIM      AIM       AIM
                    AIM       CAP     LARGE     MID     SELECT     AIM
SECURITY/         EMERGING   BASIC     CAP      CAP      BASIC    U.S.        AIM
INVESTMENT         GROWTH    VALUE   GROWTH    GROWTH   VALUE    GROWTH    WEINGARTEN
TECHNIQUE           FUND      FUND    FUND      FUND     FUND     FUND        FUND
----------        --------   -----   ------    ------   ------   ------    ----------
--------------------------------------------------------------------------------------
                                         EQUITY INVESTMENTS
--------------------------------------------------------------------------------------
Common Stock         X         X        X        X         X        X          X

Preferred Stock      X         X        X        X         X        X          X

Convertible          X         X        X        X         X        X          X
Securities

Alternative
Entity               X         X        X        X         X        X          X
Securities
--------------------------------------------------------------------------------------
                                       FOREIGN INVESTMENTS
--------------------------------------------------------------------------------------
Foreign              X         X        X        X         X        X          X
Securities

Foreign
Government           X         X        X        X         X        X          X
Obligations

Foreign
Exchange             X         X        X        X         X        X          X
Transactions
--------------------------------------------------------------------------------------
                               DEBT INVESTMENTS FOR EQUITY FUNDS
--------------------------------------------------------------------------------------
U.S.
Government           X         X        X        X         X        X          X
Obligations

Liquid Assets        X         X        X        X         X        X          X

Investment
Grade
Corporate Debt       X         X        X        X         X        X          X
Obligations

Junk Bonds
--------------------------------------------------------------------------------------
                                      OTHER INVESTMENTS
--------------------------------------------------------------------------------------
REITs                X         X        X        X         X        X          X

Other
Investment           X         X        X        X         X        X          X
Companies

Defaulted
Securities

Municipal
Forward
Contracts

                                AIM EQUITY FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


     FUND
                                                                                              AIM
                     AIM       AIM         AIM                                  AIM          DENT           AIM
SECURITY/        AGGRESSIVE    BLUE      CAPITAL       AIM         AIM          CORE      DEMOGRAPHIC   DIVERSIFIED
INVESTMENT         GROWTH      CHIP    DEVELOPMENT   CHARTER  CONSTELLATION  STRATEGIES     TRENDS       DIVIDEND
TECHNIQUE           FUND       FUND       FUND        FUND        FUND          FUND         FUND          FUND
----------       ----------    ----    -----------   -------  -------------  ----------   -----------   -----------
Variable or
Floating Rate
Instruments

Indexed
Securities

Zero-Coupon
and
Pay-in-Kind
Securities

Synthetic
Municipal
Instruments
----------------------------------------------------------------------------------------------------------------------
                                                        INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------------------------
Delayed               X         X           X           X           X            X             X             X
Delivery
Transactions

When-Issued           X         X           X           X           X            X             X             X
Securities

Short Sales           X         X           X           X           X            X             X             X

Margin
Transactions

Swap Agreements       X         X           X           X           X            X             X             X

Interfund Loans       X         X           X           X           X            X             X             X

Borrowing             X         X           X           X           X            X             X             X

Lending               X         X           X           X           X            X             X             X
Portfolio
Securities

Repurchase            X         X           X           X           X            X             X             X
Agreements

Reverse
Repurchase                                              X                        X             X             X
Agreements

Dollar Rolls

Illiquid              X         X           X           X           X            X             X             X
Securities

Rule 144A             X         X           X           X           X            X             X             X
Securities

Unseasoned                                  X           X                        X             X             X
Issuers


     FUND                     AIM
                             LARGE     AIM      AIM       AIM
                    AIM       CAP     LARGE     MID     SELECT     AIM
SECURITY/         EMERGING   BASIC     CAP      CAP      BASIC    U.S.        AIM
INVESTMENT         GROWTH    VALUE   GROWTH    GROWTH   VALUE    GROWTH    WEINGARTEN
TECHNIQUE           FUND      FUND    FUND      FUND     FUND     FUND        FUND
----------        --------   -----   ------    ------   ------   ------    ----------
Variable or
Floating Rate
Instruments

Indexed
Securities

Zero-Coupon
and
Pay-in-Kind
Securities

Synthetic
Municipal
Instruments
--------------------------------------------------------------------------------------
                                   INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------------
Delayed              X         X        X        X         X        X          X
Delivery
Transactions

When-Issued          X         X        X        X         X        X          X
Securities

Short Sales          X         X        X        X         X        X          X

Margin
Transactions

Swap Agreements      X         X        X        X         X        X          X

Interfund Loans      X         X        X        X         X        X          X

Borrowing            X         X        X        X         X        X          X

Lending              X         X        X        X         X        X          X
Portfolio
Securities

Repurchase           X         X        X        X         X        X          X
Agreements

Reverse
Repurchase           X         X                 X
Agreements

Dollar Rolls                                               X

Illiquid             X         X        X        X         X        X          X
Securities

Rule 144A            X         X        X        X         X        X          X
Securities

Unseasoned           X         X                 X                  X
Issuers

                                AIM EQUITY FUNDS
                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


     FUND
                                                                                              AIM
                     AIM       AIM         AIM                                  AIM          DENT           AIM
SECURITY/        AGGRESSIVE    BLUE      CAPITAL       AIM         AIM          CORE      DEMOGRAPHIC   DIVERSIFIED
INVESTMENT         GROWTH      CHIP    DEVELOPMENT   CHARTER  CONSTELLATION  STRATEGIES     TRENDS       DIVIDEND
TECHNIQUE           FUND       FUND       FUND        FUND        FUND          FUND         FUND          FUND
----------       ----------    ----    -----------   -------  -------------  ----------   -----------   -----------
Sale of Money
Market
Securities

Standby
Commitments
---------------------------------------------------------------------------------------------------------------------
                                                              DERIVATIVES
---------------------------------------------------------------------------------------------------------------------
Equity-Linked         X         X           X           X           X            X             X             X
Derivatives

Put Options           X         X           X           X           X            X             X             X

Call Options          X         X           X           X           X            X             X             X

Straddles             X         X           X           X           X            X             X             X

Warrants              X         X           X           X           X            X             X             X

Futures
Contracts and         X         X           X           X           X            X             X             X
Options on
Futures
Contracts

Forward
Currency              X         X           X           X           X            X             X             X
Contracts

Cover                 X         X           X           X           X            X             X             X
---------------------------------------------------------------------------------------------------------------------
                                              ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------------------------------------------
Special                                                             X
Situations

Privatizations

Commercial
Bank
Obligations

Master Limited                                                                                               X
Partnerships


     FUND                    AIM
                            LARGE     AIM      AIM       AIM
                   AIM       CAP     LARGE     MID     SELECT     AIM
SECURITY/        EMERGING   BASIC     CAP      CAP      BASIC    U.S.        AIM
INVESTMENT        GROWTH    VALUE   GROWTH    GROWTH   VALUE    GROWTH    WEINGARTEN
TECHNIQUE          FUND      FUND    FUND      FUND     FUND     FUND        FUND
----------       --------   -----   ------    ------   ------   ------    ----------
Sale of Money
Market
Securities

Standby
Commitments
-------------------------------------------------------------------------------------
                                         DERIVATIVES
-------------------------------------------------------------------------------------
Equity-Linked       X         X        X        X         X        X          X
Derivatives

Put Options         X         X        X        X         X        X          X

Call Options        X         X        X        X         X        X          X

Straddles           X         X        X        X         X        X          X

Warrants            X         X        X        X         X        X          X

Futures
Contracts and       X         X        X        X         X        X          X
Options on
Futures
Contracts

Forward
Currency            X         X        X        X         X        X          X
Contracts

Cover               X         X        X        X         X        X          X
-------------------------------------------------------------------------------------
                        ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------
Special
Situations

Privatizations                                            X

Commercial                                                X
Bank
Obligations

Master Limited                                                                                               X
Partnerships

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM Blue Chip Fund does not intend to invest more than 10% of its total assets in convertible securities.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 25% of its total assets in foreign securities, except that each of AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund may invest up to 20% of its total assets in foreign securities, and AIM U.S. Growth Fund may invest up to 20% of its net assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         Risks of Developing Countries. Each Fund may invest up to 5%, except that AIM Dent Demographic Trends Fund may invest up to 10%, of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due.

Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds".

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward currency contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments


         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.


         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. AIM Blue Chip Fund will not invest in non convertible corporate debt securities rated below investment grade by Standard and Poor's ratings Services ("S&P") and Moody's Investors Services ("Moody's") or in unrated non-convertible corporate debt securities believed by the Fund's Investment advisor to be below investment grade quality.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique except for AIM Constellation Fund.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other Funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         AIM Charter Fund may enter into repurchase agreements (at any time up to 50% of its total net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options, it may be required to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover the transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options, it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover".

         STRADDLES. The Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Funds' overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" a Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies.

While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         SPECIAL SITUATIONS. AIM Constellation Fund may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimated period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than in ordinary investment securities.

         PRIVATIZATIONS. AIM Select Basic Value Fund may invest in privatizations. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intend to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

         COMMERCIAL BANK OBLIGATIONS. For the purpose of AIM Select Basic Value Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

         MASTER LIMITED PARTNERSHIPS ("MLPS"). AIM Diversified Dividend Fund may invest in MLPs. MLPs are securities through which the operating results of businesses are passed on to unitholders of MLPs. Operating earnings flow directly to the unitholders in the form of cash distributions. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares, except AIM Emerging Growth Fund is not subject to restriction (1). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM and certain Funds' sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds, except AIM Emerging Growth Fund is not subject to restriction (1). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. Other than AIM Constellation Fund, the Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. AIM Constellation Fund may not purchase additional securities when any borrowings from an AIM Advised Fund are outstanding. Each other Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM Blue Chip Fund normally invests at least 80% of its assets in securities of blue chip companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Mid Cap Growth Fund normally invests at least 80% of its assets in securities of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Large Cap Basic Value Fund normally invests at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (4) AIM Large Cap Growth Fund normally invests at least 80% of its assets in securities of large-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (5) AIM Diversified Dividend Fund normally invests at least 80% of its assets in dividend-paying equity securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (6) AIM U.S. Growth Fund normally invests at least 80% of its assets in core growth securities of market-leading U.S. companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (7) The amount AIM Constellation Fund may borrow will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of AIM Constellation Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. AIM Constellation Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by AIM Constellation Fund with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of AIM Constellation Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by AIM Constellation Fund, the net asset value of AIM Constellation Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


PORTFOLIO TURNOVER



         The variations in the portfolio turnover rates for AIM Charter Fund and AIM Weingarten Fund for the fiscal year 2003 as compared to the prior year were due to the repositioning of the Funds in 2002, resulting in decreased portfolio turnover and decreased commissions.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix B.

         The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.

         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of the Funds' compliance with legal and regulatory requirements that related to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services provided to the Funds by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Fund's independent auditors to the Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in any proxy statement issued by a Fund. During the fiscal year ended October 31, 2004, the Audit Committee held eight meetings.



         The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Fund's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Fund's Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Fund and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Fund and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC ("AMVESCAP") that are applicable to the Fund or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Compliance Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended October 31, 2004, the Compliance Committee held one meeting.


         The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), and Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee and the Compliance Committee of the Trust.

         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended October 31, 2004, the Governance Committee held seven meetings.

         Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended October 31, 2004, the Investments Committee held seven meetings.


         The members of the Valuation Committee are Messrs. Dunn, Pennock (Chair) and Soll, and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds' portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation
Committee: (i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended October 31, 2004, the Valuation Committee held one meeting.


         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended October 31, 2004, the Special Committee Relating to Market Timing Issues held eight meetings.


Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


                  The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund, as applicable, by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of each Advisory Agreement. In addition to considering these factors at the in-person meeting held June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of each Fund.


o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under each Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under each Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of each Advisory Agreement.

o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of each Fund relative to comparable funds. The Board reviewed the performance of each Fund against the performance of funds advised by other advisors with investment strategies comparable to those of such Fund and concluded that no changes should be made to the Funds and that it was not necessary to change the Funds' portfolio management teams.



o The performance of each Fund relative to indices. The Board reviewed the performance of each Fund against the performance of applicable indices and concluded that no changes should be made to the Funds and that it was not necessary to change the Funds' portfolio management teams.


o        Meetings with each Fund's portfolio managers and investment personnel.
         With respect to each Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund and concluded that such performance was satisfactory.

o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for each Fund against (i) the advisory fee rates for other mutual funds, variable insurance funds offered to insurance company separate accounts, offshore funds and/or private accounts advised by AIM with investment strategies comparable to those of such Fund, if any, and (ii) the sub-advisory fee rates for unaffiliated mutual funds sub-advised by AIM with investment strategies comparable to those of such Fund, if any. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.

o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for each Fund against the advisory fee rates for mutual funds advised by other advisors with investment strategies comparable to those of such Fund. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.

o Expense limitations and fee waivers. The Board reviewed the fee waivers and/or expense limitations, if any, currently in effect for each Fund and the effect they had on each Fund's expenses. The Board concluded that the current levels of fee waivers and/or expense limitations, if any, for each Fund were fair and reasonable.

o Breakpoints and economies of scale. The Board reviewed the structure of each Fund's advisory fee under the Advisory Agreement and whether it includes any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for each Fund or whether, due to the nature of such Fund and the advisory fee structures of similar funds, it was reasonable to leave the structure of the advisory fee unchanged. Based on such review, the Board concluded that it was not necessary to change the structure of the advisory fee for any of the Funds to add advisory fee breakpoints.

o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for each Fund. Because such research ultimately benefits each Fund, the Board concluded that such arrangements were appropriate.

o AIM's financial soundness in light of each Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under each Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under each Advisory Agreement.

o Historical relationship between each Fund and AIM. In determining whether to continue the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Funds, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. In determining whether to continue the Advisory Agreement for each Fund, the Board considered regulatory and legal actions pending against AIM. The Board also considered the internal compliance reviews being undertaken by AIM and its affiliates, and the additional controls and procedures being implemented by AIM and its affiliates. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the regulatory and legal actions should not prevent the Board from continuing the Advisory Agreement for each Fund.

         After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided to such Fund and its shareholders were adequate; (ii) such Fund's Advisory

Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and continued each such Advisory Agreement for another year.

Factors Considered in Approving the Sub-Advisory Agreements


         The sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital") for AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund (the "Capital Funds") was re-approved for the Capital Funds by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of the sub-advisory Agreement. In addition to considering these factors at the in-person meeting held June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of the Capital Funds.



         The sub-advisory agreement between AIM and H.S. Dent Advisors, Inc. ("Dent Advisors" and together with AIM Capital, the "Sub-Advisors") for the AIM Dent Demographic Trends Fund (the "Dent Fund") was re-approved for the Dent Fund by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of the sub-advisory agreement. In addition to considering these factors at the in-person meeting held June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of the Capital Funds.



         These sub-advisory agreements are referred to hereinafter as the "Sub-Advisory Agreements".


o The nature and extent of the advisory services to be provided by the Sub-Advisors. The Board reviewed the services to be provided by the Sub-Advisors under the Sub-Advisory Agreements. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisors under the Sub-Advisory Agreements was appropriate and that the Sub-Advisors currently are providing services in accordance with the terms of the Sub-Advisory Agreements.


o The quality of services to be provided by the Sub-Advisors. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisors who will provide investment advisory services to the Capital Funds and the Dent Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisors was appropriate, and that the Sub-Advisors currently are providing satisfactory services in accordance with the terms of the Sub-Advisory Agreements.



o The performance of the Capital Funds and the Dent Fund relative to comparable funds. The Board reviewed the performance of the Capital Funds and the Dent Fund against the performance of funds advised by other advisors with investment strategies comparable to those of the Capital Funds and the Dent Fund and concluded that no changes should be made to the Capital Funds or the Dent Fund and that it was not necessary to change the Capital Funds' or the Dent Fund's portfolio management teams at this time.



o The performance of the Capital Funds and the Dent Fund relative to indices. The Board reviewed the performance of the Capital Funds and the Dent Fund against the performance of applicable indices and concluded that no changes should be made to the Capital Funds or the Dent Fund and that it was not necessary to change the Capital Funds' or the Dent Fund's portfolio management teams at this time.



o Meetings with the Capital Funds' and the Dent Fund's portfolio managers and investment personnel. The Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreements.

o Overall performance of the Sub-Advisors. The Board considered the overall performance of the Sub-Advisors in providing investment advisory services to the Capital Funds and the Dent Fund and concluded that such performance was satisfactory.


o Advisory fees, expense limitations and fee waivers and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to the Capital Funds and the Dent Fund by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisors. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on the Capital Funds or the Dent Fund or their shareholders, as they are paid by AIM rather than the Capital Funds and the Dent Fund. Furthermore, AIM and AIM Capital are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to the Capital Funds and the Dent Fund are fair and reasonable.


o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

o Benefits of soft dollars to AIM Capital. The Board considered the benefits realized by the AIM Capital as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds sub-advised by AIM Capital are used to pay for research and execution services. This research is used by AIM Capital in making investment decisions for each sub-advised Fund. Because such research ultimately benefits each such Fund, the Board concluded that such arrangements were appropriate.

o Sub-Advisors' financial soundness. The Board considered whether the Sub-Advisors are financially sound and have the resources necessary to perform their obligations under the Sub-Advisory Agreements, and concluded that the Sub-Advisors have the financial resources necessary to fulfill their obligations under the Sub-Advisory Agreements.

         After consideration of all of the above factors, the Board found that with respect to the Capital Funds and the Dent Fund: (i) the services provided to such Funds and their shareholders were adequate; and (ii) such Funds' Sub-Advisory Agreements were fair and reasonable under the circumstances. The Board therefore concluded that such Funds' Sub-Advisory Agreements were in the best interests of such Funds and their shareholders and continued such Sub-Advisory Agreements for another year.

COMPENSATION


         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.


         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix C.

Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.


         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


Deferred Compensation Agreements


         Messrs. Crockett, Dunn, Fields, Frischling and Sklar and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. With respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the AIM Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS


         AIM, the Trust, AIM Distributors, A I M Capital Management, Inc. (the "Sub-Advisor") and H.S. Dent Advisors, Inc. (the "Sub-Advisor") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading including personal trading in most of the funds within the AIM Family of Funds--Registered Trademark-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund, and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however, those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


PROXY VOTING POLICIES

         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to AIM, the Fund's investment advisor. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix D.

         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.


         Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2004 is available at our Website, http://www.AIMinvestments.com. This information is also available at the SEC Website, http://www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor(s) to the Funds are not exclusive and AIM and the sub-advisor(s) are free to render investment advisory services to others, including other investment companies.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


         Pursuant to its Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year.



         Effective January 1, 2005, the advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by each Fund do not exceed the maximum advisory fee rate set forth in the third column below. The maximum advisory fee rates are effective through the Committee Until Date set forth in the fourth column.

                                                                                                             MAXIMUM ADVISORY FEE
                                        ANNUAL RATE/NET ASSETS           MAXIMUM ADVISORY FEE RATE AFTER    RATES COMMITTED UNTIL
         FUND NAME                      PER ADVISORY AGREEMENT                  JANUARY 1, 2005                    DATE
----------------------------        ------------------------------       --------------------------------   ----------------------
AIM Aggressive Growth Fund          0.80% of first $150M                 0.745% of first $250M              June 30, 2006
                                    0.625% of amount over $150M(1)       0.73% of next $250M
                                                                         0.715% of next $500M
                                                                         0.70% of next $1.5B
                                                                         0.685% of next $2.5B
                                                                         0.67% of next $2.5B
                                                                         0.655% of next $2.5B
                                                                         0.64% of amount over $10B

AIM Blue Chip Fund                  0.75% of first $350M                 0.695% of first $250M              December 31, 2009
                                    0.625% of amount over $350M(1)       0.67% of next $250M
                                                                         0.645% of next $500M
                                                                         0.62% of next $1.5B
                                                                         0.595% of next $2.5B
                                                                         0.57% of next $2.5B
                                                                         0.545% of next $2.5B
                                                                         0.52% of amount over $10B

AIM Capital Development Fund        0.75% of first $350M                 0.745% of first $250M              June 30, 2006
                                    0.625% of amount over $350M(1)       0.73% of next $250M
                                                                         0.715% of next $500M
                                                                         0.70% of next $1.5B
                                                                         0.685% of next $2.5B
                                                                         0.67% of next $2.5B
                                                                         0.655% of next $2.5B
                                                                         0.64% of amount over $10B

AIM Charter Fund                    1.00% of first $30M                  0.75% of first $150M               December 31, 2009
                                    0.75% of next $120M                  0.615% of next $4.85B
                                    0.625% of amount over $150M(1)       0.57% of next $2.5B
                                                                         0.545% of next $2.5B
                                                                         0.52% of amount over $10B

AIM Constellation Fund              1.00% of first $30M                  0.75% of first $150M               December 31, 2009
                                    0.75% of next $120M                  0.615% of next $4.85B
                                    0.625% of amount over $150M(1)       0.57% of next $2.5B
                                                                         0.545% of next $2.5B
                                                                         0.52% of amount over $10B

AIM Core Strategies Fund            0.75% of first $1B                   0.695% of first $250M              June 30, 2006
                                    0.70% of next $1B                    0.67% of next $250M
                                    0.625% of amount over $2B            0.645% of next $500M
                                                                         0.62% of next $1.5B
                                                                         0.595% of next $2.5B
                                                                         0.57% of next $2.5B
                                                                         0.545% of next $2.5B
                                                                         0.52% of amount over $10B

                                                                                                             MAXIMUM ADVISORY FEE
                                        ANNUAL RATE/NET ASSETS           MAXIMUM ADVISORY FEE RATE AFTER    RATES COMMITTED UNTIL
            FUND NAME                   PER ADVISORY AGREEMENT                  JANUARY 1, 2005                    DATE
--------------------------------    ------------------------------       --------------------------------   ----------------------
AIM Dent Demographic Trends Fund    0.77% of first $2B                   0.695% of first $250M              December 31, 2009
                                    0.72% of amount over $2B(1)          0.67% of next $250M
                                                                         0.645% of next $500M
                                                                         0.62% of next $1.5B
                                                                         0.595% of next $2.5B
                                                                         0.57% of next $2.5B
                                                                         0.545% of next $2.5B
                                                                         0.52% of amount over $10B

AIM Diversified Dividend Fund       0.75% of first $1B                   0.695% of first $250M              June 30, 2006
                                    0.70% of next $1B                    0.67% of next $250M
                                    0.625% of amount over $2B            0.645% of next $500M
                                                                         0.62% of next $1.5B
                                                                         0.595% of next $2.5B
                                                                         0.57% of next $2.5B
                                                                         0.545% of next $2.5B
                                                                         0.52% of amount over $10B

AIM Emerging Growth Fund            0.85% of first $1B                   0.745% of first $250M              December 31, 2009
                                    0.80% of amount over $1B(1)          0.73% of next $250M
                                                                         0.715% of next $500M
                                                                         0.70% of next $1.5B
                                                                         0.685% of next $2.5B
                                                                         0.67% of next $2.5B
                                                                         0.655% of next $2.5B
                                                                         0.64% of amount over $10B

AIM Large Cap Basic Value Fund      0.60% of first $1B                        N/A                                N/A
                                    0.575% of next $1B
                                    0.55% of amount over $2B(1)

AIM Large Cap Growth Fund           0.75% of first $1B                   0.695% of first $250M              December 31, 2009
                                    0.70% of next $1B                    0.67% of next $250M
                                    0.625% of amount over $2B(1)         0.645% of next $500M
                                                                         0.62% of next $1.5B
                                                                         0.595% of next $2.5B
                                                                         0.57% of next $2.5B
                                                                         0.545% of next $2.5B
                                                                         0.52% of amount over $10B

AIM Mid Cap Growth Fund             0.80% of first $1B                   0.745% of first $250M              December 31, 2009
                                    0.75% of amount over $1B(1)          0.73% of next $250M
                                                                         0.715% of next $500M
                                                                         0.70% of next $1.5B
                                                                         0.685% of next $2.5B
                                                                         0.67% of next $2.5B
                                                                         0.655% of next $2.5B
                                                                         0.64% of amount over $10B

                                                                                                             MAXIMUM ADVISORY FEE
                                        ANNUAL RATE/NET ASSETS           MAXIMUM ADVISORY FEE RATE AFTER    RATES COMMITTED UNTIL
         FUND NAME                      PER ADVISORY AGREEMENT                  JANUARY 1, 2005                    DATE
----------------------------        ------------------------------       --------------------------------   ----------------------
AIM Select Basic Value Fund         0.75% of first $1B                   0.695% of first $250M              June 30, 2006
                                    0.70% of next $1B                    0.67% of next $250M
                                    0.65% of amount over $2B             0.645% of next $500M
                                                                         0.62% of next $1.5B
                                                                         0.595% of next $2.5B
                                                                         0.57% of next $2.5B
                                                                         0.545% of next $2.5B
                                                                         0.52% of amount over $10B

AIM U.S. Growth Fund                0.75% of first $1B                   0.695% of first $250M              June 30, 2006
                                    0.70% of next $1B                    0.67% of next $250M
                                    0.65% of amount over $2B             0.645% of next $500M
                                                                         0.62% of next $1.5B
                                                                         0.595% of next $2.5B
                                                                         0.57% of next $2.5B
                                                                         0.545% of next $2.5B
                                                                         0.52% of amount over $10B

AIM Weingarten Fund                 1.00% of first $30M                  0.695% of first $250M              December 31, 2009
                                    0.75% of next $320M                  0.67% of next $250M
                                    0.625% of amount over $350M(1)       0.645% of next $500M
                                                                         0.62% of next $1.5B
                                                                         0.595% of next $2.5B
                                                                         0.57% of next $2.5B
                                                                         0.545% of next $2.5B
                                                                         0.52% of amount over $10B



(1) See currently effective fee disclosure below.




         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."


         AIM has contractually agreed through October 31, 2005 to waive fees and/or reimburse expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board; and (v) expenses related to a merger or reorganization as approved by the Fund's Board; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; and (vii) excluding Rule 12b-1 fees, if applicable) for AIM Diversified Dividend Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.50% (e.g., if AIM waives 0.61% of Class A expenses, AIM will also waive 0.61% of Class B and Class C expenses).



Investment Sub-Advisor


         AIM has entered into a Sub-Advisory Agreement with AIM Capital to provide investment sub-advisory services to AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. AIM Capital is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). AIM Capital is a wholly owned subsidiary of AIM.

         For the services to be rendered by AIM Capital, under the Sub-Advisory Agreement, AIM will pay to AIM Capital a fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 50% of AIM's compensation of the sub-advised assets per year, for each of the AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund.

         AIM has entered into a Master Sub-Advisory Agreement with H.S. Dent Advisors, Inc. ("Dent Advisors") to provide investment sub-advisory services to AIM Dent Demographic Trends Fund. Dent Advisors is registered as an investment advisor under the Advisers Act. The Fund is managed by investment managers who utilize Dent Advisors' research and analysis regarding economic and demographic trends.

         For the services to be rendered by Dent Advisors under its Master Sub-Advisory Agreement, the Advisor will pay to Dent Advisors a fee which will be computed daily and paid as of the last day of each month. On an annual basis, the sub-advisory fee is 6.49% of the net management fee for the Fund; however, no sub-advisory fee shall be due with respect to the Fund if the net assets of such Fund fall below $50 million.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31 are found in Appendix F.


Portfolio Managers. Appendix G contains the following information regarding the portfolio managers identified in each Fund's prospectus:


         o        The dollar range of the manager's investments in each Fund.

         o        A description of the manager's compensation structure.

         o Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.


Securities Lending Arrangements. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.


          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

Administrative Services Agreement. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31 are found in Appendix H.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. AIM Investment Services, Inc., ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, R, AIM Cash Reserve and Investor Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS at a rate of $17.08 per open shareholder account plus certain out of pocket expenses, whether such account is serviced directly by AIS or by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds) and AIS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities' depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


         AUDITORS. The Funds' independent registered public accountants are responsible for auditing the financial statements of the Funds. The Board has selected Ernst & Young LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, Texas 77010-4035, as the independent registered public accountants to audit the financial statements of the Funds.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         Each Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, each Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS

         AIM or the Sub-Advisor(s) makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31 are found in Appendix I.

COMMISSIONS

         During the last three fiscal years ended October 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include providing electronic communications of trade information, providing custody services, as well as providing equipment used to communicate research information providing specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, arranging meetings with management of companies, and providing access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2004 are found in Appendix J.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended October 31, 2004 is found in Appendix J.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies, strategies and current holdings, The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts on a pro rata basis based on order size.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund


         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash
Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. Additionally, Class A shares of AIM Short Term Bond Fund are subject to an initial sales charge of 2.50%. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

AIM Advantage Health Sciences Fund             AIM Large Cap Growth Fund
AIM Aggressive Allocation Fund                 AIM Leisure Fund
AIM Aggressive Growth Fund                     AIM Libra Fund
AIM Asia Pacific Growth Fund                   AIM Mid Cap Basic Value Fund
AIM Basic Value Fund                           AIM Mid Cap Core Equity Fund
AIM Blue Chip Fund                             AIM Mid Cap Growth Fund
AIM Capital Development Fund                   AIM Mid Cap Stock Fund
AIM Charter Fund                               AIM Moderate Allocation Fund
AIM Conservative Allocation Fund               AIM Multi-Sector Fund
AIM Constellation Fund                         AIM Opportunities I Fund
AIM Core Stock Fund                            AIM Opportunities II Fund
AIM Dent Demographic Trends Fund               AIM Opportunities III Fund
AIM Diversified Dividend Fund                  AIM Premier Equity Fund
AIM Dynamics Fund                              AIM Select Equity Fund
AIM Emerging Growth Fund                       AIM Small Cap Equity Fund
AIM Energy Fund                                AIM Small Cap Growth Fund
AIM European Growth Fund                       AIM Small Company Growth Fund
AIM European Small Company Fund                AIM Technology Fund
AIM Financial Services Fund                    AIM Total Return Fund
AIM Global Value Fund                          AIM Trimark Endeavor Fund
AIM Gold & Precious Metals Fund                AIM Trimark Fund
AIM Health Sciences Fund                       AIM Trimark Small Companies Fund
AIM International Core Equity Fund             AIM Utilities Fund
AIM International Growth Fund                  AIM Weingarten Fund


AIM International Small Company Fund


AIM Large Cap Basic Value Fund

                                                                                                   Dealer
                                                                Investor's Sales Charge          Concession
                                                               -------------------------       -------------
                                                                   As a          As a              As a
                                                                Percentage    Percentage        Percentage
                                                               of the Public  of the Net       of the Public
                  Amount of Investment in                        Offering       Amount           Offering
                     Single Transaction                            Price       Invested            Price
                  ----------------------                       -------------  -----------      -------------
                          Less than $   25,000                   5.50%          5.82%            4.75%
             $ 25,000 but less than $   50,000                   5.25           5.54             4.50
             $ 50,000 but less than $  100,000                   4.75           4.99             4.00
             $100,000 but less than $  250,000                   3.75           3.90             3.00
             $250,000 but less than $  500,000                   3.00           3.09             2.50
             $500,000 but less than $1,000,000                   2.00           2.04             1.60


CATEGORY II FUNDS

AIM Balanced Fund                            AIM High Income Municipal Fund
AIM Basic Balanced Fund                      AIM High Yield Fund
AIM Developing Markets Fund                  AIM Income Fund
AIM Global Aggressive Growth Fund            AIM Intermediate Government Fund
AIM Global Equity Fund                       AIM Municipal Bond Fund
AIM Global Growth Fund                       AIM Real Estate Fund
AIM Global Health Care Fund                  AIM Total Return Bond Fund

                                                                                                  Dealer
                                                             Investor's Sales Charge            Concession
                                                            -------------------------         -------------
                                                                As a           As a               As a
                                                             Percentage     Percentage         Percentage
                                                            of the Public   of the Net        of the Public
                  Amount of Investment in                     Offering        Amount            Offering
                    Single Transaction                          Price        Invested            Price
              ---------------------------------             -------------  ------------       -------------
                           Less than $   50,000                   4.75%        4.99%              4.00%
              $ 50,000 but less than $  100,000                   4.00         4.17               3.25
              $100,000 but less than $  250,000                   3.75         3.90               3.00
              $250,000 but less than $  500,000                   2.50         2.56               2.00
              $500,000 but less than $1,000,000                   2.00         2.04               1.60


CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                                   Dealer
                                                             Investor's Sales Charge              Concession
                                                            --------------------------           ------------
                                                                As a           As a                  As a
                                                             Percentage     Percentage             Percentage
                                                            of the Public   of the Net           of the Public
                   Amount of Investment in                    Offering        Amount               Offering
                      Single Transaction                        Price        Invested                Price
              ---------------------------------             -------------   ----------           -------------
                           Less than $  100,000                  1.00%         1.01%                0.75%
              $100,000 but less than $  250,000                  0.75          0.76                 0.50
              $250,000 but less than $1,000,000                  0.50          0.50                 0.40

AIM SHORT TERM BOND FUND

                                                                                                   Dealer
                                                              Investor's Sales Charge            Concession
                                                            ----------------------------       -------------
                                                                As a             As a              As a
                                                             Percentage       Percentage       Percentage
                                                            of the Public     of the Net       of the Public
                  Amount of Investment in                     Offering          Amount           Offering
                      Single Transaction                        Price          Invested           Price
                   ---------------------                    -------------    ------------      -------------
                          Less than $  100,000                 2.50             2.56              2.00
             $100,000 but less than $  250,000                 2.00             2.04              1.50
             $250,000 but less than $  500,000                 1.50             1.52              1.25
             $500,000 but less than $1,000,000                 1.25             1.27              1.0

         Beginning on October 31, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund and Class A Shares of AIM Short Term Bond Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and Class A Shares of AIM Short Term Bond Fund and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund and Class A Shares of AIM Short Term Bond Fund, however, each share will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds or AIM Short Term Bond Fund by investors other than (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code), and (ii) retirement plans that are maintained pursuant to
Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:

                               PERCENT OF PURCHASE



                  1% of the first $2 million
                  plus 0.80% of the next $1 million
                  plus 0.50% of the next $17 million
                  plus 0.25% of amounts in excess of $20 million



         If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund or AIM Short Term Bond Fund on and after November 15, 2001 and through October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor made a Large Purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund on and after November 15, 2001 and through October 31, 2002 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A shares of a Category I or II Fund or AIM Short Term Bond Fund may not be exchanged for Class A shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund or AIM Short Term Bond Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning February 17, 2003, Class A shares of a Category III Fund may not be exchanged for Class A shares of another Category III Fund.

         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. For purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

                  0.50% of the first $20 million
                  plus 0.25% of amounts in excess of $20 million

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares, or (iv) money returned from another fund family. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

DEFINITIONS

     As used herein, the terms below shall be defined as follows:

         o "Individual" refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;

         o "Spouse" is the person to whom one is legally married under state law;

         o "Domestic Partner" is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;

         o "Child" or "Children" include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;

         o "Parent" is a person's biological or adoptive mother or father;

         o "Step-child" is the child of one's Spouse by a previous marriage or relationship;

         o        "Step-parent" is the Spouse of a Child's Parent; and

         o "Immediate Family" includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.

INDIVIDUALS

         o an Individual (including his or her spouse or domestic partner, and children);

         o a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

         o        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         o a retirement plan maintained pursuant to Section 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

                  b. each transmittal is accompanied by a single check or wire transfer; and

                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the Account Application and by signing the Account Application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

     Calculating the Initial Sales Charge

     o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

     o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

     o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     Calculating the Number of Shares to be Purchased

     o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

     Fulfilling the Intended Investment

     o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

     o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     Canceling the LOI

     o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

     o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds and AIM Short Term Bond Fund are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund or AIM Short Term Bond Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the funds or with AIM and certain programs for purchase.

          AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

          Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     o    AIM Management and its affiliates, or their clients;

     o Any current or retired officer, director, trustee or employee (and members of their Immediate Family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust, employee benefit plan or deferred compensation plan established exclusively for the benefit of, or by, such persons;

     o Any current or retired officer, director, or employee (and members of their Immediate Family) of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

     o Sales representatives and employees (and members of their Immediate Family) of selling group members of financial institutions that have arrangements with such selling group members;

     o    Purchases through approved fee-based programs;

     o Employer-sponsored retirement plans that are Qualified Purchasers, as defined above provided that:

               a.   a plan's initial investment is at least $1 million;

               b. there are at least 100 employees eligible to participate in the plan; or

               c. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

               d. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

               e. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

     o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

     o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

     o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

     o    Shareholders of Investor Class shares of an AIM Fund;

     o    Qualified Tuition Programs created and maintained in accordance with
          Section 529 of the Code;

     o Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and

     o Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

          In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     o    the reinvestment of dividends and distributions from a Fund;

     o    exchanges of shares of certain Funds; or

     o    a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.


         The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In addition to those payments, AIM Distributors or one or more of its corporate affiliates (collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM Funds. ADI Affiliates make these payments from their own resources, from AIM Distributors' retention of underwriting concessions and from payments to AIM Distributors under Rule 12b-1 plans. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM Funds receive one or more types of these cash payments.

         In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.



         REVENUE SHARING PAYMENTS. ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM Funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM Funds on the financial advisor's funds sales system, placing AIM Funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM Funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisor programs - some of which may be generate certain other payments described below.)



         The revenue sharing payments ADI Affiliates make may be calculated on sales of shares of AIM Funds ("Sales-Based Payments"), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable AIM Funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of AIM Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of AIM Funds in investor accounts. ADI Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.



         ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% of average annual assets or $19 per annum per shareholder account. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that ADI Affiliates may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial advisor, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial advisor's mutual fund trading systems.



         OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at their expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund. Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in an/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD, Inc. ("NASD"). ADI Affiliates make payments for entertainment events they deem appropriate, subject to ADI Affiliate guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.



         ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM Fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM Funds or retain shares of AIM Funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM Funds with respect to those assets.



         In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this Statement of Additional Information. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM Funds, as well as about fees and/or commissions it charges.


Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class K Shares

         Class K shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class K shares are subject to a 0.70% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase.

         For purchases of Class K shares, AIM Distributors may make the following payments to dealers of record:

                         PERCENT OF CUMULATIVE PURCHASE

                  0.70% of the first $5 million
                  plus 0.45% of amounts in excess of $5 million


         If the dealer of record receives the above payments, the trail commission will be paid out beginning in the 13th month. If no additional fee is paid to financial intermediaries, the trail commission will begin to accrue immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds or AIM Short Term Bond Fund, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         PERCENT OF CUMULATIVE PURCHASES

                  0.75% of the first $5 million
                  plus 0.50% of amounts in excess of $5 million

         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

         Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. AIM Distributors may pay dealers and institutions an annual fee of 0.25% of average daily net assets and such payments will commence immediately.

Purchases of Institutional Class Shares

         Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AIS at (800) 959-4246. If a shareholder is unable to reach AIS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AIS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AIS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), present or future, with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.


         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AIS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AIS. To provide funds for payments made under the Systematic Redemption Plan, AIS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds and AIM Short Term Bond Fund, or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class K or Class R shares. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, IIorIII Fund or AIM Short Term Bond Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held more than 18 months;

         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

         o        Redemptions from private foundations or endowment funds;

         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds, AIM Cash Reserve Shares of AIM Money Market Fund or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category I or II Fund or AIM Short Term Bond Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund or AIM Short Term Bond Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002 unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund or AIM Short Term Bond Fund, unless the Category I or II Fund or AIM Short Term Bond Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds or AIM Short Term Bond Fund shares;

         o Redemptions of Category I or II Funds or AIM Short Term Bond Fund by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

         o Redemptions of shares of Category I or II Funds or AIM Short Term Bond Fund held by an Investor Class shareholder.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age
                  70 1/2;

         o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and

         o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         o Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value
                  Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AIS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         o Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500; and

         o        Investment account(s) of AIM and its affiliates.

         CDSCs will not apply to the following redemptions of Class C shares:

         o A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         o A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;


         o Redemptions of Class C shares of a Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and



         o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another Fund and the original purchase was subject to a CDSC.

         CDSCs will not apply to the following redemptions of Class K shares:


         o Class K shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him.


         CDSCs will not apply to the following redemptions of Class R shares:

         o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and


         o        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class R shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.


General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AIS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AIS in its sole discretion.

         AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent or its designee.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AIS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AIS's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AIS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AIS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AIS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AIS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AIS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AIS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AIS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN, the investor acknowledges and agrees that neither AIS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.

         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.


         For example, at the close of business on October 31, 2004, AIM Aggressive Growth Fund - Class A shares had a net asset value per share of $9.62. The offering price, assuming an initial sales charge of 5.50%, therefore was $10.18.


Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.


         Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.


         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.


         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.


REDEMPTION IN KIND

         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). A Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold, 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


         It is the present policy of each Fund, except for AIM Diversified Dividend Fund, to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gain, except for AIM Diversified Dividend Fund as noted below. In the case of AIM Diversified Dividend Fund, it is the policy to declare and pay quarterly net investment income dividends and declare and pay annually any capital gain distributions. In determining the amount of capital gains, if any, available for distribution, capital gains will generally be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.


         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than those for Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.


TAX MATTERS



         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.


         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it has been incurred in the succeeding year.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.


         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gain from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for Fund taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships) (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.



         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or of securities of certain publicly traded partnerships (for Fund taxable years beginning after October 22, 2004).

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.


         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss. In certain cases, a fund may make an election to treat such gain or loss as capital.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).


         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss unless a Fund elects to treat them as capital gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.


          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.


         Dividends paid by a Fund will not be eligible for the dividends received deduction when received by a corporation that has not held its shares of the Fund for at least 46 days during the 91-day period beginning 45 days before the date on which the shares become ex-dividend and will not be treated as qualified dividend income when received by an individual or other noncorporate shareholder who has not held its shares of the Fund for at least 61 days during the 121-day period beginning 60 days before the date on which the shares become ex-dividend.


         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".


         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.



         As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a Fund designates as "short-term capital gain dividends" or as "interest-related dividends" for Fund taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Fund's taxable year is generally equal to the excess (if any) of the Fund's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified interest income" of the Fund over allocable expenses. Qualified interest income is generally equal to the sum of a Fund's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Fund holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.



         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the foreign tax election (as defined below), but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.


         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by the Fund at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.


          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 21, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares, if applicable (collectively the "Plans").


         Each Fund, pursuant to its Class A, Class B, Class C and Class R Plans, as applicable, and each of AIM Blue Chip Fund, AIM Capital Development Fund and AIM Large Cap Basic Value Fund, pursuant to its Investor Class Plan, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.


                                                                                                        INVESTOR
FUND                                         CLASS A       CLASS B        CLASS C        CLASS R          CLASS
----                                         -------       -------        -------        -------        --------
AIM Aggressive Growth Fund                     0.25%        1.00%          1.00%           0.50%           N/A
AIM Blue Chip Fund                             0.35%        1.00%          1.00%           0.50%          0.25%
AIM Capital Development Fund                   0.35%        1.00%          1.00%           0.50%          0.25%
AIM Charter Fund                               0.30%        1.00%          1.00%           0.50%           N/A
AIM Constellation Fund                         0.30%        1.00%          1.00%           0.50%           N/A
AIM Core Strategies Fund                       0.35%        1.00%          1.00%            N/A            N/A
AIM Dent Demographic Trends Fund               0.35%        1.00%          1.00%            N/A            N/A
AIM Diversified Dividend Fund                  0.35%        1.00%          1.00%            N/A            N/A
AIM Emerging Growth Fund                       0.35%        1.00%          1.00%            N/A            N/A
AIM Large Cap Basic Value Fund                 0.35%        1.00%          1.00%           0.50%          0.25%

                                                                                                        INVESTOR
FUND                                         CLASS A       CLASS B        CLASS C        CLASS R          CLASS
----                                         -------       -------        -------        -------        --------
AIM Large Cap Growth Fund                      0.35%        1.00%          1.00%           0.50%           N/A
AIM Mid Cap Growth Fund                        0.35%        1.00%          1.00%           0.50%           N/A
AIM Select Basic Value Fund                    0.35%        1.00%          1.00%            N/A            N/A
AIM U.S. Growth Fund                           0.35%        1.00%          1.00%            N/A            N/A
AIM Weingarten Fund                            0.30%        1.00%          1.00%           0.50%           N/A


         AIM Large Cap Growth Fund, pursuant to its Investor Class Plan, pays AIM Distributors an amount necessary to reimburse AIM Distributors for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of the Fund.


         All of the Plans compensate or reimburse AIM Distributors, as applicable, for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.


         Amounts payable by a Fund under the Class A, Class B, Class C and Class R Plans and amounts payable by AIM Blue Chip Fund, AIM Capital Development Fund and AIM Large Cap Basic Value Fund, under its Investor Class Plan need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. These Plans do not obligate the Funds to reimburse AIM Distributors for the actual allocated share of expenses AIM Distributors may incur in fulfilling its obligations under these Plans. Thus, even if AIM Distributors' actual allocated share of expenses exceeds the fee payable to AIM Distributors at any given time, under these Plans, the Funds will not be obligated to pay more than that fee. If AIM Distributors' actual allocated share of expenses is less than the fee it receives, under these Plans, AIM Distributors will retain the full amount of the fee.


         Amounts payable by AIM Large Cap Growth Fund under its Investor Class Plan are directly related to the expenses incurred by AIM Distributors on behalf of the Fund, as this Plan obligates the Fund to reimburse AIM Distributors for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of the Fund. If AIM Distributors' actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period exceeds the 0.25% annual cap, under this Plan AIM Large Cap Growth Fund will not be obligated to pay more than the 0.25% annual cap. If AIM Distributors' actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period is less than the 0.25% annual cap, under this Plan AIM Distributors is entitled to be reimbursed only for its actual allocated share of expenses.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class C, Class R or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Investor Class shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.


         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the NASD.


         See Appendix K for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended October 31, 2004 and Appendix L for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended October 31, 2004.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay CDSCs.

         Total sales charges (front end and CDSCs) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended October 31 are found in Appendix M.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:
                                         n
                                   P(1+T) =ERV

Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (assuming the
                             applicable maximum sales load is deducted at the
                             beginning of the one, five, or ten year periods);
                n        =   number of years; and
                ERV      =   ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five, or ten year periods (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C, Class R and Investor Class shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix N.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P        =   a hypothetical initial payment of $1,000;
                U        =   average annual total return assuming payment of
                             only a stated portion of, or none of, the
                             applicable maximum sales load at the beginning of
                             the stated period;
                n        =   number of years; and
                ERV      =   ending redeemable value of a hypothetical $1,000
                             payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P        =   a hypothetical initial payment of $1,000;
                V        =   cumulative total return assuming payment of all
                             of, a stated portion of, or none of, the applicable
                             maximum sales load at the beginning of the stated
                             period; and
                ERV      =   ending redeemable value of a hypothetical $1,000
                             payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C and Class R and Investor Class shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix N.

Calculation of Certain Performance Data

         Funds offering Class R shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in each Fund's advertisements and other sales material. If the Fund's Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Fund's Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class R shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Fund's Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class R shares.

         AIM Blue Chip Fund, AIM Capital Development Fund, AIM Large Cap Basic Value Fund and AIM Large Cap Growth Fund may also use a restated or a blended performance calculation to derive certain performance data shown for each Fund's Investor Class shares in this Statement of Additional Information and in each Fund's advertisements and other sales material. If each Fund's Investor Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of each Fund's Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If each Fund's Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of each Fund's Investor Class shares since their inception and the restated historical performance of each Fund's Class A shares (for periods prior to inception of the Investor Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If each Fund's Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of each Fund's Investor Class shares.

         A restated or blended performance calculation may be used to derive (i) each Fund's standardized average annual total returns over a stated period and
(ii) each Fund's non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T)  = ATV
                                              D

Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (after taxes on
                             distributions);
                n        =   number of years; and
                ATV      =   ending value of a hypothetical $1,000 payment made
                   D         at the beginning of the one, five, or ten year
                             periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B, Class C and Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix N.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                       n
                                 P(1+T)  = ATV
                                              DR

Where           P        =   a hypothetical initial payment of $1,000;
                T        =   average annual total return (after taxes on
                             distributions and redemption);
                n        =   number of years; and
                ATV      =   ending value of a hypothetical $1,000 payment made
                   DR        at the beginning of the one, five, or ten year
                             periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B, Class C and Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix N.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.


         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.


         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age             Financial Services Week    Journal of the American
         Barron's                    Financial World            Society of CLU & ChFC
         Best's Review               Forbes                     Kiplinger Letter
         Bloomberg                   Fortune                    Mutual Fund Forecaster
         Broker World                Hartford Courant           Nation's Business
         Business Week               Inc                        New York Times
         Changing Times              Institutional Investor     Pension World
         Christian Science Monitor   Insurance Forum            Pensions & Investments
         Consumer Reports            Insurance Week             Personal Investor
         Economist                   Investor's Business        Philadelphia Inquirer
         FACS of the Week            Daily                      The Bond Buyer
         Financial Planning                                     USA Today
         Financial Product News                                 U.S. News & World Report

Wall Street Journal                 Money
Washington Post                     CNBC
CNN                                 PBS

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                     Standard & Poor's
         Bloomberg                             Stanger
         Donoghue's                            Strategic Insight
         FactSet Data Systems                  Thompson Financial
         Lipper, Inc.                          Weisenberger
         Mutual Fund Values (Morningstar)

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Lipper Large Cap Core Fund Index                        Russell 1000--Registered Trademark-- Value Index
         Lipper Large Cap Growth Fund Index                      Russell 2500--Trademark-- Index
         Lipper Large Cap Value Fund Index                       Russell 2500--Trademark-- Growth Index
         Lipper Mid Cap Core Fund Index                          Russell 3000--Registered Trademark-- Growth Index
         Lipper Mid Cap Growth Fund Index                        Russell 3000--Registered Trademark-- Index
         Lipper Multi Cap Growth Fund Index                      Russell MidCap--Registered Trademark-- Growth Index
         Lipper Multi Cap Value Fund Index                       Russell MidCap--Registered Trademark-- Index
         MSCI World Index                                        Standard & Poor's 500 Stock Index
         Russell 1000--Registered Trademark-- Growth Index       Standard & Poor's Mid Cap 400 Index
         Russell 1000--Registered Trademark-- Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

         From time to time, AIM Dent Demographic Trends Fund's sales literature and/or advertisements may quote (i) Harry S. Dent, Jr.'s theories on why the coming decade may offer unprecedented opportunities for investors, including his opinions on the stock market outlook and where growth may be strongest; (ii) Harry S. Dent, Jr.'s opinions and theories from his books and publications, including, but not limited to, Job Shock, The Great Boom Ahead and The Roaring 2000s, including his beliefs that (a) people's spending patterns may help predict the stock market,
(b) the stock market has tended to perform best when a generation has reached its peak spending years from ages 45-50, and (c) as more and more baby boomers reach their peak spending age, they could propel stock prices up for the next decade; and (iii) Harry S. Dent, Jr.'s S-curve analysis, a forecasting tool used to analyze products that show remarkable growth.


     SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

         On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


         Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.



         Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.


         The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.

                   REGULATORY INQUIRIES AND PENDING LITIGATION


         The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders and participation in class action settlements.


         As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.


         Ongoing Regulatory Inquiries Concerning IFG and AIM


         IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.

         AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds.


         Private Civil Actions Alleging Market Timing


         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM

Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-1.


         All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix O-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix O-1.


         Private Civil Actions Alleging Improper Use of Fair Value Pricing



         Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-2.



         Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-3.



         Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes


         Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix O-4.



         Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of December 14, 2004 is set forth in Appendix O-5.



         Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements



         A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was served on AIM and AIM Capital on January 18, 2005, is set forth in Appendix O-6.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings are as follows:


         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

         An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met. ` B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS

                             As of October 31, 2004

--------------------------------------------------------------------------------
The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



                                     TRUSTEE
                                     AND/OR
     NAME, YEAR OF BIRTH AND         OFFICER                                                      OTHER TRUSTEESHIP(S)
 POSITION(S) HELD WITH THE TRUST      SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
----------------------------------- --------- ------------------------------------------------- ------------------------
INTERESTED PERSONS

Robert H. Graham(1) --  1946          1988    Director and Chairman, A I M Management Group     None
Trustee, Vice Chair and President             Inc. (financial services holding company);
                                              Director and Vice Chairman, AMVESCAP PLC and
                                              Chairman of AMVESCAP PLC - AIM Division
                                              (parent of AIM and a global investment
                                              management firm)

                                              Formerly: President and Chief Executive
                                              Officer, A I M Management Group Inc.;
                                              Director, Chairman and President, A I M
                                              Advisors, Inc. (registered investment
                                              advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered
                                              investment advisor), A I M Distributors,
                                              Inc. (registered broker dealer), AIM
                                              Investment Services, Inc. (registered
                                              transfer agent), and Fund Management Company
                                              (registered broker dealer); and Chief
                                              Executive Officer, AMVESCAP PLC - Managed
                                              Products

Mark H. Williamson(2) -- 1951         2003    Director, President and Chief Executive           None
Trustee and Executive Vice                    Officer, A I M Management Group Inc.; Director,
President                                     Chairman and President, A I M Advisors, Inc.;
                                              Director, A I M Capital Management, Inc. and
                                              A I M Distributors, Inc.; Director and Chairman,
                                              AIM Investment Services, Inc., Fund Management
                                              Company  and INVESCO Distributors, Inc.
                                              (registered broker dealer); and Chief Executive
                                              Officer, AMVESCAP PLC - AIM Division (parent of
                                              AIM and a global investment management firm)

                                              Formerly: Director, Chairman, President and
                                              Chief Executive Officer, INVESCO Funds Group,
                                              Inc.; President and Chief Executive
                                              Officer, INVESCO Distributors, Inc.; Chief
                                              Executive Officer, AMVESCAP PLC - Managed
                                              Products

INDEPENDENT TRUSTEES


----------


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

                                     TRUSTEE
                                     AND/OR
     NAME, YEAR OF BIRTH AND         OFFICER                                                      OTHER TRUSTEESHIP(S)
 POSITION(S) HELD WITH THE TRUST      SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
----------------------------------- --------- ------------------------------------------------- ------------------------
Bruce L. Crockett(3) -- 1944        1993      Chairman, Crockett Technology Associates          ACE Limited (insurance
Trustee and Chair                             (technology consulting company)                   company); and
                                                                                                Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)

Bob R. Baker - 1936                 2003      Retired                                           None
Trustee

Frank S. Bayley -- 1939             2001      Retired                                           Badgley Funds, Inc.
Trustee                                                                                         (registered investment
                                              Formerly:  Partner, law firm of Baker & McKenzie  company)

James T. Bunch - 1942               2003      Co-President and Founder, Green, Manning &        None
Trustee                                       Bunch Ltd. (investment banking firm); and
                                              Director, Policy Studies, Inc. and Van Gilder
                                              Insurance Corporation

Albert R. Dowden -- 1941            2000      Director of a number of public and private        Cortland Trust, Inc.
Trustee                                       business corporations, including the Boss         (Chairman) (registered
                                              Group, Ltd. (private investment and management)   investment company);
                                              and Magellan Insurance Company                    and Annuity and Life
                                                                                                Re (Holdings), Ltd.
                                              Formerly:  Director, President and Chief          (insurance company)
                                              Executive Officer, Volvo Group North America,
                                              Inc.; Senior Vice President, AB Volvo; and
                                              director of various affiliated Volvo companies

Edward K. Dunn, Jr. -- 1935         1998      Retired                                           None
Trustee
                                              Formerly: Chairman, Mercantile Mortgage Corp.;
                                              President and Chief Operating Officer,
                                              Mercantile-Safe Deposit & Trust Co.; and
                                              President, Mercantile Bankshares Corp.



----------


(3)      Mr. Crockett was elected Chair of the Board effective October 4, 2004.

                                     TRUSTEE
                                     AND/OR
     NAME, YEAR OF BIRTH AND         OFFICER                                                     OTHER TRUSTEESHIP(S)
 POSITION(S) HELD WITH THE TRUST      SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
----------------------------------- --------- ------------------------------------------------- ------------------------
Jack M. Fields -- 1952              1997      Chief Executive Officer, Twenty First Century     Administaff; and
Trustee                                       Group, Inc. (government affairs company); and     Discovery Global
                                              Owner, Dos Angelos Ranch, L.P.                    Education Fund
                                                                                                (non-profit)
                                              Formerly:  Chief Executive Officer, Texana
                                              Timber LP (sustainable forestry company)

Carl Frischling -- 1937             1988      Partner, law firm of Kramer Levin Naftalis and    Cortland Trust, Inc.
Trustee                                       Frankel LLP                                       (registered investment
                                                                                                company)

Gerald J. Lewis - 1933              2003      Chairman, Lawsuit Resolution Services (San        General Chemical
Trustee                                       Diego, California)                                Group, Inc.

Prema Mathai-Davis -- 1950          1998      Formerly: Chief Executive Officer, YWCA of the    None
Trustee                                       USA

Lewis F. Pennock -- 1942            1988      Partner, law firm of Pennock & Cooper             None
Trustee

Ruth H. Quigley -- 1935             2001      Retired                                           None
Trustee

Louis S. Sklar(4) -- 1939           1989      Executive Vice President, Development and         None
Trustee                                       Operations, Hines Interests Limited Partnership
                                              (real estate development company)

Larry Soll - 1942                   2003      Retired                                           None
Trustee

----------


(4)      Mr. Sklar retired effective December 31, 2004.

                                     TRUSTEE
                                     AND/OR
     NAME, YEAR OF BIRTH AND         OFFICER                                                      OTHER TRUSTEESHIP(S)
 POSITION(S) HELD WITH THE TRUST      SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
----------------------------------- --------- ------------------------------------------------- ------------------------

OTHER OFFICERS

Lisa O. Brinkley(5) --  1959          2004    Senior Vice President, A I M Management Group                N/A
Senior Vice President and Chief               Inc.; Senior Vice President and Chief
Compliance Officer                            Compliance Officer, A I M Advisors, Inc.; Vice
                                              President and Chief Compliance Officer, A I M
                                              Capital Management, Inc.; and Vice President,
                                              A I M Distributors, Inc., AIM Investment
                                              Services, Inc., and Fund Management Company

                                              Formerly:  Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds;
                                              and Chief Compliance Officer, A I M
                                              Distributors, Inc.

                                      2003    Director, Senior Vice President, Secretary and               N/A
Kevin M. Carome -  1956                       General Counsel, A I M Management Group Inc.
Senior Vice President, Chief                  and A I M Advisors, Inc.; Director and Vice
Legal Officer and Secretary                   President, INVESCO Distributors, Inc.; Vice
                                              President, A I M Capital Management, Inc. and
                                              AIM Investment Services, Inc.; Director, Vice
                                              President and General Counsel, Fund Management
                                              Company; and Senior Vice President, A I M
                                              Distributors, Inc.

                                              Formerly:  Senior Vice President and General
                                              Counsel, Liberty Financial Companies, Inc.;
                                              Senior Vice President and General Counsel,
                                              Liberty Funds Group, LLC; and Vice President,
                                              A I M Distributors, Inc.

                                      2002    Managing Director and Director of Money Market               N/A
Stuart W. Coco -- 1955                        Research and Special Projects, A I M Capital
                                              Management, Inc.; and Vice President, A I M
Vice President                                Advisors, Inc.

                                      2004    Vice President and Fund Treasurer, A I M                     N/A
Sidney M. Dilgren -- 1961                     Advisors, Inc.
Vice President and Treasurer
                                              Formerly: Senior Vice President, AIM Investment
                                              Services, Inc.; and Vice President, A I M
                                              Distributors, Inc.



----------
(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004.

                                     TRUSTEE
                                     AND/OR
     NAME, YEAR OF BIRTH AND         OFFICER                                                      OTHER TRUSTEESHIP(S)
 POSITION(S) HELD WITH THE TRUST      SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
----------------------------------- --------- ------------------------------------------------- ------------------------
Karen Dunn Kelley - 1960              2004    Director of Cash Management, Managing Director              N/A
Vice President                                and Chief Cash Management Officer, A I M
                                              Capital Management, Inc.; Director and
                                              President, Fund Management Company; and Vice
                                              President, A I M Advisors, Inc.

                                      1999    Executive Vice President, A I M Management                  N/A
Edgar M. Larsen(6) --  1940                   Group Inc.; Senior Vice President, A I M
Vice President                                Advisors, Inc.; and Chairman, President,
                                              Director of Investments, Chief
                                              Executive Officer and Chief
                                              Investment Officer, A I M Capital
                                              Management, Inc.

                                              Formerly:  Director, A I M Advisors, Inc. and
                                              A I M Management Group Inc.; and A I M Capital
                                              Management, Inc.

----------


(6)      Mr. Larsen retired effective December 31, 2004.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2004


                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                    DOLLAR RANGE OF EQUITY SECURITIES              TRUSTEE IN THE AIM FAMILY OF
     NAME OF TRUSTEE                            PER FUND                           FUNDS--Registered Trademark--
--------------------------- -------------------------------------------------- -------------------------------------
Robert H. Graham            Aggressive Growth                 Over $100,000               Over $100,000

                            Blue Chip                         Over $100,000

                            Capital Development               Over $100,000

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Diversified Dividend              Over $100,000

                            Emerging Growth                   Over $100,000

                            Large Cap Basic Value             Over $100,000

                            Large Cap Growth                  Over $100,000

                            Mid Cap Growth                    Over $100,000

                            Weingarten                        Over $100,000

Mark H. Williamson          Large Cap Growth             $50,001 - $100,000               Over $100,000


Bob R. Baker                                       -0-                                    Over $100,000


Frank S. Bayley             Charter                        $10,001 - 50,000               Over $100,000

                            Mid Cap Growth                 $10,001 - 50,000

James T. Bunch              Blue Chip                          $1 - $10,000               Over $100,000

                            Large Cap Basic Value        $50,001 - $100,000

                            Large Cap Growth                   $1 - $10,000

Bruce L. Crockett           Aggressive Growth                  $1 - $10,000            $10,001 - $50,000(7)

                            Charter                            $1 - $10,000

                            Constellation                      $1 - $10,000

                            Weingarten                         $1 - $10,000

Albert R. Dowden            Blue Chip                     $10,001 - $50,000               Over $100,000

                            Emerging Growth               $10,001 - $50,000



----------
(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

Edward K. Dunn, Jr.         Capital Development               Over $100,000              Over $100,000(7)

Jack M. Fields              Blue Chip                          $1 - $10,000              Over $100,000(7)

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Weingarten                        Over $100,000

Carl Frischling             Aggressive Growth            $50,001 - $100,000              Over $100,000(7)

                            Blue Chip                         Over $100,000

                            Capital Development               Over $100,000

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Weingarten                   $50,001 - $100,000

Gerald J. Lewis             Blue Chip                          $1 - $10,000               Over $100,000

                            Capital Development           $10,001 - $50,000

                            Large Cap Basic Value              $1 - $10,000

                            Large Cap Growth                   $1 - $10,000

Prema Mathai-Davis                                 -0-                                   $1 - $10,000(7)

Lewis F. Pennock            Capital Development                $1 - $10,000               Over $100,000

                            Charter                       $10,001 - $50,000

                            Diversified Dividend               $1 - $10,000

                            Large Cap Basic Value              $1 - $10,000

Ruth H. Quigley                                    -0-                                  $10,001 - $50,000

Larry Soll                  Blue Chip                          $1 - $10,000              Over $100,000(7)

                            Large Cap Basic Value              $1 - $10,000

                            Large Cap Growth                   $1 - $10,000


----------
(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:


                                                              RETIREMENT        ESTIMATED
                                             AGGREGATE         BENEFITS      ANNUAL BENEFITS          TOTAL
                                           COMPENSATION         ACCRUED      UPON RETIREMENT       COMPENSATION
                                             FROM THE           BY ALL         FROM ALL AIM        FROM ALL AIM
               TRUSTEE                      TRUST(1)(2)       AIM FUNDS(3)       FUNDS(4)          FUNDS (5)(6)
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Bob R. Baker                            $           26,824  $       198,871  $        144,786  $            189,750
Frank S. Bayley                                     26,774          175,241           112,500               193,500
James T. Bunch                                      26,824          143,455           112,500               186,000
Bruce L. Crockett                                   26,774           75,638           112,500               223,500
Albert R. Dowden                                    26,634           93,210           112,500               192,500
Edward K. Dunn, Jr.                                 26,774          133,390           112,500               193,500
Jack M. Fields                                      26,774           48,070           112,500               186,000
Carl Frischling(7)                                  26,616           62,040           112,500               185,000
Gerald J. Lewis                                     26,824          143,455           112,500               186,000
Prema Mathai-Davis                                  26,774           55,768           112,500               189,750
Lewis F. Pennock                                    26,774           80,777           112,500               186,000
Ruth H. Quigley                                     26,774          154,767           112,500               189,750
Louis S. Sklar(8)                                   26,774          115,160           101,250               186,000
Larry Soll                                          26,824          184,356           130,823               186,000




(1) Amounts shown are based on the fiscal year ended October 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2004, including earnings, was $97,262.



(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Aggregate Compensation From the Trust" above does not include $6,777 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the fiscal year ended October 31, 2004.



(3) During the fiscal year ended October 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $197,215.



(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement and assumes each trustee serves until his or her normal retirement date.



(5) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.



(7) During the fiscal year ended October 31, 2004 the Trust paid $140,199 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(8)  Mr. Sklar retired effective December 31, 2004.

                                   APPENDIX D

                          PROXY POLICIES AND PROCEDURES
                         (AS AMENDED SEPTEMBER 16, 2004)

A.   PROXY POLICIES

     Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

     I.   BOARDS OF DIRECTORS

          A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

          There are some actions by directors that should result in votes being withheld. These instances include directors who:

          o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

          o Attend less than 75 percent of the board and committee meetings without a valid excuse;

          o    Implement or renew a dead-hand or modified dead-hand poison pill;

          o    Sit on the boards of an excessive number of companies;

          o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

          o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

          o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

          Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

          o Long-term financial performance of the target company relative to its industry;

          Management's track record;

          o    Portfolio manager's assessment;

          o    Qualifications of director nominees (both slates);

          o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

          o    Background to the proxy contest.

     II.  INDEPENDENT AUDITORS

          A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

          o It is not clear that the auditors will be able to fulfill their function;

          o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

          o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

     III. COMPENSATION PROGRAMS

          Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

          o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

          o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

          o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

          o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

          o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

     IV.  CORPORATE MATTERS

          We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

          o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

          o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

          o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

          o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

     V.   SHAREHOLDER PROPOSALS

          Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

          o We will generally abstain from shareholder social and environmental proposals.

          o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

          o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

          o We will generally vote for proposals to lower barriers to shareholder action.

          o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

     VI.  OTHER

          o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

          o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

          o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

          AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.   PROXY COMMITTEE PROCEDURES

     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

     The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

     In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
     Trustees:

     1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

     2. AIM will not publicly announce its voting intentions and the reasons therefore.

     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.   BUSINESS/DISASTER RECOVERY

     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.   RESTRICTIONS AFFECTING VOTING

     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.   CONFLICTS OF INTEREST

     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

     In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board in the next quarterly report.

     To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.   FUND OF FUNDS


     When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of January 31, 2005.


AIM AGGRESSIVE GROWTH FUND


                                     CLASS A          CLASS B         CLASS C          CLASS R         INSTITUTIONAL
                                      SHARES           SHARES          SHARES          SHARES           CLASS SHARES
                                 ----------------- --------------- --------------- ------------------ -----------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD           RECORD             RECORD
-------------------------------- ----------------- --------------- --------------- ------------------ -----------------
AMVESCAP National Trust
Company Trustee
FBO Otis Koglin Wilson
Architects Inc. 401(k) Plan              -                -               -              8.62%                -
PO Box 105779
Atlanta, GA  30348-5779

Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta 7th Fl          5.37%               -               -                -                  -
333 West 34th St
New York,  NY  10001-2402

JC Penney Company Inc Savings
PS & Stock Ownership Pl Tr               -                -               -                -               97.28%
105 Rosemont Rd
Westwood, MA 02090-2318

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                             6.47%               -            8.21%               -                  -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

Reliance Trust
FBO Northern Printing Network
401(k)                                   -                -               -              5.18%                -
PO Box 48529
Atlanta, GA  30362-1529

                                     CLASS A          CLASS B          CLASS C         CLASS R       INSTITUTIONAL
                                      SHARES           SHARES           SHARES          SHARES       CLASS SHARES
                                 ----------------- --------------- --------------- --------------- -----------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF        OWNED OF         OWNED OF        OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD           RECORD          RECORD
-------------------------------- ----------------- --------------- --------------- --------------- -----------------
Wilmington Trust Comp. Cust.
FBO
Olson International Employee
401(k)                                   -                -               -              6.44%             -
Salary Plan
c/o Mutual Funds
P. O. Box 8971
Wilmington, DE  19899-8971



AIM BLUE CHIP FUND


                                    CLASS A          CLASS B          CLASS C          CLASS R       INSTITUTIONAL      INVESTOR
                                     SHARES          SHARES           SHARES           SHARES        CLASS SHARES     CLASS SHARES
-------------------------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------
                                   PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
PRINCIPAL HOLDER                     RECORD          RECORD           RECORD           RECORD           RECORD           RECORD
-------------------------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------
AMVESCAP National Trust Co.
Trustee
FBO The McDevitt Co. Employees          -               -                -             31.28%              -                -
401(k) Plan
PO Box 105779
Atlanta, GA 30348-5779

Capital Bank & Trust Co. FBO
Government Micro Resources
Inc. 401(k)
C/O Planpremier/FASCORP                 -               -                -              7.59%              -                -
8515 E Orchard Rd #2T2
Greenwood Village, CO
80111-5002

Charles Schwab & Co. Inc.
Special Custody FBO Customers
(SIM)                                   -               -                -                -                -             8.49%
Attn:  Mutual Funds
101 Montgomery St
San Francisco, CA  94104-4122

Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta                   -             6.16%            6.87%              -                -                -
7th Floor
333 West 34th Street
New York, NY  10001-2402

                                    CLASS A          CLASS B          CLASS C          CLASS R       INSTITUTIONAL      INVESTOR
                                     SHARES          SHARES           SHARES           SHARES        CLASS SHARES     CLASS SHARES
-------------------------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------
                                   PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
PRINCIPAL HOLDER                     RECORD          RECORD           RECORD           RECORD           RECORD           RECORD
-------------------------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------
MCB Trust Services Cust. FBO
Fresh Meadow Mechanical Corp.           -               -                -              5.88%              -                -
700 17th St. Ste 300
Denver, CO 80202-3531

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                            9.19%            6.32%           12.48%              -                -                -
Attn: Fund Administration
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Bank NA FBO
WF Wealthbuilder Growth
Balanced PO                             -               -                -                -             57.79%              -
P. O. Box 1533
Minneapolis, MN  55480-1533

Wells Fargo Bank NA FBO
WF Wealthbuilder Equity
Portfolio                               -               -                -                -             30.48%              -
P. O. Box 1533
Minneapolis, MN  55480-1533

Wells Fargo Bank NA FBO
WF Wealthbuildertactical
Equity PO                               -               -                -                -              6.33%              -
P. O. Box 1533
Minneapolis, MN  55480-1533

AIM CAPITAL DEVELOPMENT FUND


                                    CLASS A          CLASS B          CLASS C          CLASS R       INSTITUTIONAL      INVESTOR
                                     SHARES          SHARES           SHARES           SHARES        CLASS SHARES     CLASS SHARES
-------------------------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------
                                   PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
PRINCIPAL HOLDER                     RECORD          RECORD           RECORD           RECORD           RECORD           RECORD
-------------------------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------
AMVESCAP National Trust Co.
FBO Equator Technologies,               -                -                 -             12.26%              -                -
Inc. 401(k) Retirement Plan
PO Box 105779
Atlanta, GA  30348-5779

AMVESCAP National Trust
FBO Palmer & Cay Inc.
Retirement Plan
P. O. Box 105779                        -                -                 -                -             98.07%              -
Atlanta, GA  30348-5779

AMVESCAP National TC Cust IRA
R/O
John W Scott
IRA Roll-Over 04/23/91
8585 W Dakota Ave
Apt 214                                 -                -                 -                -                -              5.51%
Lakewood CO 80226-3080

Capital Bank & Trust Co.
Trustee FBO Sakson & Taylor
Inc. 401(k) PSP
C/O Planpremier/FASCORP
8515 E Orchard Rd Ste 2T2
Greenwood Village, CO                   -                -                 -             14.86%              -                -
80111-5002

Citigroup Global Markets
House Acct
Attn:  Cindy Tempesta
7th Floor
333 West 34th St                        -              6.26%               -                -                -                -
New York, NY  10001-2402

Coastgear & Company
State Street Bank & Trust
Attn:  Kevin Smith
105 Rosemont Avenue                     -                -              9.29%               -                -                -
Westwood, MA  02090-2318

Deferred Comp Plan
FBO Owen Daly
Attn Sheri Morris
PO Box 4333                             -                -                 -                -                -              7.55%
Houston, TX 77210-4333

                                    CLASS A          CLASS B          CLASS C          CLASS R       INSTITUTIONAL      INVESTOR
                                     SHARES          SHARES           SHARES           SHARES        CLASS SHARES     CLASS SHARES
-------------------------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------
                                   PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
PRINCIPAL HOLDER                     RECORD          RECORD           RECORD           RECORD           RECORD           RECORD
-------------------------------- --------------- ---------------- ---------------- ---------------- ---------------- ---------------
Deferred Comp Plan
FBO Edward K Dunn Jr
Attn Sheri Morris
PO Box 4333                             -                -                 -                -                -             34.42%
Houston, TX 77210-4333

Deferred Comp Plan
FBO Carl Frischling
Attn Sheri Morris
PO Box 4333                             -                -                 -                -                -             32.82%
Houston, TX 77210-4333

FTB&T Trustee for Defined
Contribution Services 401(k)
FBO
North Pointe Financial                  -                -                 -             14.77%              -                -
Services, Inc.
Attn: Securities Settlement
3555 Data Dr.
Rancho Cordova, CA  95670-7312

MCB Trust Services
Cust. FBO                               -                -                 -             5.42%               -                -
700 17th St, Ste 300
Denver, CO  80202-3531

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                            5.41%             7.89%            12.41%              -                -                -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

AIM CHARTER FUND


                                       CLASS A         CLASS B          CLASS C          CLASS R       INSTITUTIONAL
                                       SHARES           SHARES          SHARES           SHARES         CLASS SHARES
---------------------------------- ---------------- --------------- ---------------- ---------------- -----------------
NAME AND ADDRESS OF                  PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE        PERCENTAGE
PRINCIPAL HOLDER                      OWNED OF         OWNED OF        OWNED OF         OWNED OF          OWNED OF
                                       RECORD           RECORD          RECORD           RECORD            RECORD
---------------------------------- ---------------- --------------- ---------------- ---------------- -----------------
AIM Conservative Asset
Allocation Fund Omnibus Acct              -                -               -                -              62.53%
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX  77046-1113

AMVESCAP National Trust Co.
Trustee
FBO Big Horn Basin
Orthopedic Clinic PC                      -                -               -             14.27%               -
Profit Sharing Plan
PO Box 105779
Atlanta, GA  30348-5779

AMVESCAP National Trust Co. FBO
Equator Technologies, Inc.
401(k) Retirement Plan                    -                -               -             11.37%               -
PO Box 105779
Atlanta, GA  30348-5779

Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta                   6.00%           5.48%            7.15%              -                 -
7th Floor
333 West 34th Street
New York, NY  10001-2402

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration               7.72%           5.48%           12.73%              -                 -
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

Reliance Trust Company Custodian
FBO Morley Incentives 401(k)
Profit Sharing Plan & Trust               -                -               -             18.30%               -
PO Box 48529
Atlanta, GA  30362-1529

AIM CONSTELLATION FUND


                                      CLASS A         CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
American Express Trust American          -                -               -                -               10.72%
Express
996 AXP Financial Ctr
Minneapolis, MN 55474-0009

AMVESCAP National Trust Co.
Trustee
FBO Guys Inc. 401(k) Profit              -                -               -              5.18%                -
Sharing Plan
PO Box 105779
Atlanta, GA  30348-5779

AMVESCAP National Trust Co.
Trustee
FBO Speidel Inc. 401(k) Plan             -                -               -              8.13%                -
PO Box 105779
Atlanta, GA  30348-5779

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta                  5.71%              -            6.69%               -                  -
7th Floor
333 West 34th Street
New York, NY  10001-2403

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                             10.37%              -            14.68%              -                  -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

Ohio Public
Employees Deferred Compensation
Plan                                     -                -               -                -               70.21%
250 Civic Center Dr, Ste 350
Columbus, OH   43215-5450

Reliance Trust Company
Custodian
FBO William J Kamm and Sons              -                -               -              7.47%                -
Inc. 401(k) Plan
PO Box 48529
Atlanta, GA  30362-1529

                                      CLASS A         CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
Wells Fargo Bank West NA
Custodian
City of Houston
457 Deferred Compensation Plan           -                -               -                -               11.62%
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO   80111-0000



AIM CORE STRATEGIES FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
A I M Advisors, Inc.(1)
Attn:  Corporate Controller                      100%(2)                    100%(2)                   100%(2)
11 Greenway Plz, Ste 100
Houston, TX  77046


(1)  Owned of record and beneficially.

(2) Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.


AIM DENT DEMOGRAPHIC TRENDS FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
Citigroup Global House Acct
Attn:  Cindy Tempesta                                -                       9.62%                     12.11%
7th Floor
333 West 34th Street
New York, NY  10001-2402

Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration                           -                       9.16%                     14.74%
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL   32246

AIM DIVERSIFIED DIVIDEND FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Solo Benefit of Customers                    -                      11.76%                        -
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL  32246




AIM EMERGING GROWTH FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers                 7.53%                        -                       11.13%
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL   32246



AIM LARGE CAP BASIC VALUE FUND


                                      CLASS A         CLASS B         CLASS C         CLASS R       INSTITUTIONAL    INVESTOR CLASS
                                      SHARES          SHARES          SHARES          SHARES            SHARES           SHARES
--------------------------------- --------------- --------------- ---------------- --------------- ---------------- ----------------
NAME AND ADDRESS OF                 PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF        OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                      RECORD          RECORD          RECORD           RECORD           RECORD           RECORD
--------------------------------- --------------- --------------- ---------------- --------------- ---------------- ----------------
AIM Aggressive Asset Allocation
Fund Omnibus Acct                        -              -                -               -             35.77%              -
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX 77046-1113

AIM Conservative Asset
Allocation Fund Omnibus Acct
C/O AIM Advisors                         -              -                -               -              5.85%              -
11 E Greenway Plz, Ste 100
Houston, TX 77046-1113

                                      CLASS A         CLASS B         CLASS C         CLASS R       INSTITUTIONAL    INVESTOR CLASS
                                      SHARES          SHARES          SHARES          SHARES            SHARES           SHARES
--------------------------------- --------------- --------------- ---------------- --------------- ---------------- ----------------
NAME AND ADDRESS OF                 PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF        OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                      RECORD          RECORD          RECORD           RECORD           RECORD           RECORD
--------------------------------- --------------- --------------- ---------------- --------------- ---------------- ----------------
AIM Moderate Asset Allocation
Fund
Omnibus Acct                             -              -                -               -             39.59%              -
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX 77046-1113

AMVESCAP National Trust Co. FBO
Itasca Bank & Trust Co. 401(k)
Plan                                     -              -                -            16.39%              -                -
PO Box 105779
Atlanta, GA  30348-5779

 AMVESCAP National Trust Co.
FBO Palmer & Cay Inc.
Retirement Plan                          -              -                -               -             18.76%              -
P. O. Box 105779
Atlanta, GA  30348-5779

Charles Schwab & Co. Inc.
Special Custody FBO Customers
(SIM)                                    -              -                -               -                -              7.34%
Attn: Mutual Funds
101 Montgomery St
San Francisco, CA  94104-4122

Federated Lighting Inc.
401(k) Profit Sharing Plan
1600 Trade Zone Ave,                     -              -                -            14.50%              -                -
Ste 406
Upper Marlboro, MD  20772

INVESCO Trust Co.
FBO Hanger Orthopedic Group
Inc. & Sel. Sub Tax Deferred
Savings Plan & Trust 401(k)              -              -                -               -                -              5.92%
400 Colony Sq, Ste 2200
1201 Peachtree, Ste NE
Atlanta, GA 30361-6302

INVESCO Trust Co. Trustee
Hickory Springs MFG Co.
Savings & Trust                          -              -                -               -                -              6.00%
PO Box 218
Hickory,  NC  28603-0128

                                      CLASS A         CLASS B         CLASS C         CLASS R       INSTITUTIONAL    INVESTOR CLASS
                                      SHARES          SHARES          SHARES          SHARES            SHARES           SHARES
--------------------------------- --------------- --------------- ---------------- --------------- ---------------- ----------------
NAME AND ADDRESS OF                 PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF        OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                      RECORD          RECORD          RECORD           RECORD           RECORD           RECORD
--------------------------------- --------------- --------------- ---------------- --------------- ---------------- ----------------
INVESCO Trust Co. Trustee
Magellan Health Services
Retirement Savings Plan & Trust          -              -                -               -                -             22.10%
401(k)
PO Box 105779
Atlanta, GA  30348-5779

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                             18.66%         14.16%           17.60%             -                -                -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246

Reliance Trust Company
Custodian FBO Rosin Optical Co.
Inc. Profit Sharing Plan                 -              -                -            9.77%               -                -
PO Box 48529
Atlanta, GA  30362-1529


AIM LARGE CAP GROWTH FUND


                                      CLASS A         CLASS B         CLASS C         CLASS R       INSTITUTIONAL    INVESTOR CLASS
                                      SHARES          SHARES          SHARES          SHARES            SHARES           SHARES
--------------------------------- --------------- --------------- ---------------- --------------- ---------------- ----------------
NAME AND ADDRESS OF                 PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF        OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                      RECORD          RECORD          RECORD           RECORD           RECORD           RECORD
--------------------------------- --------------- --------------- ---------------- --------------- ---------------- ----------------
AIM Aggressive Asset
Allocation Fund Omnibus Acct            -                -                 -                -              42.50%              -
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX  77046-1113

AIM Conservative Asset
Allocation Fund Omnibus Acct
C/O AIM Advisors
11 E Greenway Plz, Ste 100              -                -                 -                -              6.08%               -
Houston, TX  77046-1113

                                      CLASS A         CLASS B         CLASS C         CLASS R       INSTITUTIONAL    INVESTOR CLASS
                                      SHARES          SHARES          SHARES          SHARES            SHARES           SHARES
--------------------------------- --------------- --------------- ---------------- --------------- ---------------- ----------------
NAME AND ADDRESS OF                 PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF        OWNED OF        OWNED OF         OWNED OF         OWNED OF         OWNED OF
                                      RECORD          RECORD          RECORD           RECORD           RECORD           RECORD
--------------------------------- --------------- --------------- ---------------- --------------- ---------------- ----------------
AIM Moderate Asset Allocation
Fund Omnibus Acct
C/O AIM Advisors
11 E Greenway Plz, Ste 100              -                -                 -                -              51.40%              -
Houston, TX  77046-1113

AMVESCAP National Trust Co.
Trustee
FBO Big Horn Basin Orthopedic
Clinic                                  -                -                 -             24.80%               -                -
Profit P.C. Sharing Plan
PO Box 105779
Atlanta, GA  30348

Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta                   -              5.82%            15.47%              -                 -                -
7th Floor
333 West 34th Street
New York, NY  10001-2483

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                            30.33%           10.41%            10.33%              -                 -                -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246

Reliance Trust Company
Custodian FBO Continental
Products Inc. 401(k) Plan               -                -                 -             10.32%               -                -
PO Box 48529
Atlanta, GA  30362-1529

Reliance Trust Company
Custodian FBO Morley
Incentives 401(k) Profit                -                -                 -             21.67%               -                -
Sharing Plan & Trust
PO Box 48529
Atlanta, GA  30362-1529

AIM MID CAP GROWTH FUND


                                        CLASS A          CLASS B          CLASS C          CLASS R       INSTITUTIONAL
                                        SHARES           SHARES           SHARES           SHARES        CLASS SHARES
----------------------------------- ---------------- ---------------- ---------------- ---------------- ---------------
                                      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                    OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
PRINCIPAL HOLDER                        RECORD           RECORD           RECORD           RECORD           RECORD
----------------------------------- ---------------- ---------------- ---------------- ---------------- ---------------
A I M Advisors, Inc.(1)
Attn: David Hessel                         -                -                -                -            100%(2)
11 Greenway Plz ,Ste 100
Houston, TX 77046-1103

AMVESCAP National Trust Co. FBO
West Boylston Insurance Agency
Inc.                                       -                -                -             10.34%              -
401(k) Plan
PO Box 105779
Atlanta, GA  30348-5779

MCB Trust Services Custodian FBO
700 17th St, Ste 300                       -                -                -             15.19%              -
Denver, CO  80202-3531

MCB Trust Services Custodian FBO
Pacific Business Group Sandberg
Gonzalez & Creeden PC                      -                -                -              6.16%              -
700 17th St, Ste 300
Denver, CO  80202-3531

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration                9.03%            7.03%           15.60%              -                -
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246


(1)  Owned of record and beneficially.

(2) Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM SELECT BASIC VALUE FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
A I M Advisors, Inc.(1)
Attn:  Corporate Controller                      100%(2)                    100%(2)                   100%(2)
11 Greenway Plz, Ste 100
Houston, TX  77046-1103


(1)  Owned of record and beneficially.

(2) Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.


AIM U.S. GROWTH FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
A I M Advisors, Inc.(1)
Attn:  Corporate Controller                      100%(2)                    100%(2)                   100%(2)
11 Greenway Plz, Ste 100
Houston, TX 77046


(1)  Owned of record and beneficially.

(2) Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.


AIM WEINGARTEN FUND


                                      CLASS A         CLASS B         CLASS C          CLASS R         INSTITUTIONAL
                                      SHARES           SHARES          SHARES          SHARES           CLASS SHARES
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
NAME AND ADDRESS OF                 PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
                                      RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
AIM Foundation
Attn:  Patricia Lewis                    -                -               -                -               27.18%
11 Greenway Plz, Ste 2600
Houston, TX  77046

Citigroup Global House Acct
Attn:  Cindy Tempesta
7th Floor                              7.59%           5.98%           5.53%               -                  -
333 West 34th Street
New York, NY  10001-2483

City of Cambridge, Trustee FBO
City of Cambridge 457 Deferred
Compensation Plan                        -                -               -                -               7.49%
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO  80111-5002

                                      CLASS A         CLASS B         CLASS C          CLASS R         INSTITUTIONAL
                                      SHARES           SHARES          SHARES          SHARES           CLASS SHARES
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
NAME AND ADDRESS OF                 PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
                                      RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
City of Springfield, Trustee
FBO City of Springfield 457
Deferred Compensation Plan               -                -               -                -               7.04%
C/O Great West, Recordkeeper
8515 E Orchard Rd. 2T2
Engelwood, CO  80111-5037

Cortina Tool & Molding Co.
Michael Giannelli                        -                -               -              5.91%                -
912 Tamer Ln
Glenview, IL 60025-3767

David Leary, Trustee
FBO Town of Weymouth
457 Deferred Compensation Plan           -                -               -                -               13.89%
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO  80111-0000

First Command Bank Trust
Attn:  Trust Department                  -                -               -                -               6.05%
PO Box 901075
Fort Worth, TX  76101-0000

Macquarium Inc. 401(k)
Louis K or Mark F Adler Trustees
Omnibus Acct                             -                -               -              7.51%                -
910 Travis St, Ste 1950
Houston, TX  77002-5806

MCB Trust Services Custodian
FBO Harmony Printing &
Development                              -                -               -             17.33%                -
700 17th St, Ste 300
Denver, CO 80202-3531

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers                              9.54%              -            15.63%           17.57%                -
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246

Reginald B Berka or William
Nichtberger Trustees FBO
Aphelion Inc. Employees Savings          -                -               -              6.55%                -
Trust
1100 Nasa Rd 1, Ste 606
Houston, TX  77058-3325

                                      CLASS A         CLASS B         CLASS C          CLASS R         INSTITUTIONAL
                                      SHARES           SHARES          SHARES          SHARES           CLASS SHARES
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
NAME AND ADDRESS OF                 PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF         OWNED OF        OWNED OF         OWNED OF           OWNED OF
                                      RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
Town of Watertown, Trustee
FBO Town of Watertown
457 Deferred Compensation Plan           -                -               -                -               7.07%
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO   80111-0000

William Wilson Assoc Architects
401(k)
James Leslie TTEE                        -                -               -              7.44%                -
Omnibus Acct
374 Congress St, Ste 400
Boston, MA  02210-1807



MANAGEMENT OWNERSHIP


         As of January 31, 2005, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

         For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


                                            2004                                                    2003
                     -----------------------------------------------------  -------------------------------------------------------
                       MANAGEMENT         MANAGEMENT        NET MANAGEMENT     MANAGEMENT          MANAGEMENT        NET MANAGEMENT
     FUND NAME         FEE PAYABLE        FEE WAIVERS          FEE PAID        FEE PAYABLE         FEE WAIVERS          FEE PAID
-------------------  ---------------    ---------------    ---------------  ---------------     ---------------     ---------------
AIM Aggressive       $    14,026,309    $        12,113    $    14,014,196  $    13,458,191     $        16,521     $    13,441,670
Growth Fund

AIM Blue Chip Fund        18,508,235             11,809         18,496,426       17,924,075              21,702          17,902,373

AIM Capital
Development Fund           7,018,923              8,699          7,010,224        6,014,863              11,378           6,003,485

AIM Charter Fund          20,136,790             44,820         20,091,970       20,917,533              71,387          20,846,146

AIM Constellation         46,243,987            623,391         45,620,596       46,349,081             638,100          45,710,981
Fund

AIM Core
Strategies Fund                7,282              7,282                -0-            6,219               6,219                 -0-

AIM Dent
Demographic Trends         4,330,717              4,738          4,325,979        4,249,017               3,998           4,245,019
Fund

AIM Diversified
Dividend Fund                600,345            531,230             69,115          215,768             175,090              40,678

AIM Emerging
Growth Fund                1,288,859              1,983          1,286,876        1,059,148               2,037           1,057,111


                                              2002
                     -------------------------------------------------------
                       MANAGEMENT          MANAGEMENT         NET MANAGEMENT
     FUND NAME         FEE PAYABLE         FEE WAIVERS           FEE PAID
-------------------  ---------------     ---------------     ---------------
AIM Aggressive       $    17,081,494     $         16,40     $    17,065,094
Growth Fund

AIM Blue Chip Fund        24,803,281              26,519          24,776,762

AIM Capital
Development Fund           7,368,692              11,465           7,357,227

AIM Charter Fund          29,583,893              58,255          29,525,638

AIM Constellation         63,117,935           1,334,866          61,783,069
Fund

AIM Core
Strategies Fund                5,619               5,619                 -0-

AIM Dent
Demographic Trends         6,351,166               5,666           6,345,500
Fund

AIM Diversified
Dividend Fund                 44,236              44,236                 -0-

AIM Emerging
Growth Fund                1,352,147               1,704           1,350,443

                                            2004                                                    2003
                     -----------------------------------------------------  -------------------------------------------------------
                       MANAGEMENT         MANAGEMENT        NET MANAGEMENT     MANAGEMENT          MANAGEMENT        NET MANAGEMENT
     FUND NAME         FEE PAYABLE        FEE WAIVERS          FEE PAID        FEE PAYABLE         FEE WAIVERS          FEE PAID
-------------------  ---------------    ---------------    ---------------  ---------------     ---------------     ---------------

AIM Large Cap
Basic Value Fund     $     2,109,274    $         2,312    $     2,106,962  $     1,211,828     $         1,844     $     1,209,984


AIM Large Cap
Growth Fund                5,663,512              3,368          5,660,144        1,987,347               1,994           1,985,353


AIM Mid Cap Growth
Fund                       1,780,749              2,147          1,778,602        1,343,201               2,625           1,340,576


AIM Select Basic
Value Fund(1)                  9,586              9,586                -0-            7,610               7,610     $           -0-


AIM U.S. Growth                8,625              8,625                -0-            7,519               7,519                 -0-
Fund(1)

AIM Weingarten Fund       17,028,857              5,987         17,022,870       17,030,956               8,168          17,022,788


                                              2002
                     -------------------------------------------------------
                       MANAGEMENT          MANAGEMENT         NET MANAGEMENT
     FUND NAME         FEE PAYABLE         FEE WAIVERS           FEE PAID
-------------------  ---------------     ---------------     ---------------

AIM Large Cap
Basic Value Fund     $     1,168,281     $           793     $     1,167,488


AIM Large Cap
Growth Fund                2,371,037               3,052           2,367,985


AIM Mid Cap Growth
Fund                       1,620,211               2,679           1,617,532


AIM Select Basic
Value Fund(1)                  1,164               1,164                 -0-


AIM U.S. Growth                1,237               1,237                 -0-
Fund(1)

AIM Weingarten Fund       26,086,537              28,985          26,057,552


(1)  Commenced operations on August 30, 2002


         For the last three fiscal years ended October 31, the sub-advisory fees paid by AIM to H.S. Dent Advisors, Inc. with respect to services provided to the AIM Dent Demographic Trends Funds were as follows:





                                                 2004              2003              2002
                                             -------------     -------------     -------------

AIM Dent Demographic Trends Fund .......     $     555,906     $     649,850     $     971,355


                                   APPENDIX G
                               PORTFOLIO MANAGERS

                             As of October 31, 2004


                            INVESTMENTS IN EACH FUND


         NAME OF PORTFOLIO MANAGER                             DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
-------------------------------------------                    ------------------------------------------
                           AIM AGGRESSIVE GROWTH FUND

Karl Farmer                                                               $10,001 - $50,000
Jay K. Rushin                                                                   None

                               AIM BLUE CHIP FUND


Kirk L. Anderson                                                           $1.00 - $10,000
Monika H. Degan                                                          $100,001 - $500,000

                          AIM CAPITAL DEVELOPMENT FUND

Michael Chapman                                                           $10,001 - $50,000
Paul J. Rasplicka                                                        $100,001 - $500,000

                                AIM CHARTER FUND

Ronald S. Sloan                                                         $500,001 - $1,000,000

                             AIM CONSTELLATION FUND

Christian A. Costanzo                                                    $100,001 - $500,000
Robert J. Lloyd                                                                  None
Bryan A. Unterhalter                                                      $10,001 - $50,000
Kenneth A. Zschappel                                                     $100,001 - $500,000

                         AIM CORE STRATEGIES FUND(2)

Duy Nguyen                                                                       None

                        AIM DENT DEMOGRAPHIC TRENDS FUND

Kirk L. Anderson                                                           $1.00 - $10,000
James G. Birdsall                                                         $10,001 - $50,000
Lanny H. Sachnowitz                                                     $500,001 - $1,000,000

                          AIM DIVERSIFIED DIVIDEND FUND

Meggan M. Walsh                                                          $100,001 - $500,000

                            AIM EMERGING GROWTH FUND

Jay K. Rushin                                                              $1.00 - $10,000



----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.



(2)    The Fund is not currently open to investors.

         NAME OF PORTFOLIO MANAGER                             DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
-------------------------------------------                    ------------------------------------------
                         AIM LARGE CAP BASIC VALUE FUND

R. Canon Coleman II                                                       $50,001 - $100,000
Matthew W. Seinsheimer                                                    $10,001 - $50,000
Michael J. Simon                                                          $10,001 - $50,000
Bret W. Stanley                                                         $500,001 - $1,000,000

                            AIM LARGE CAP GROWTH FUND

Geoffrey V. Keeling                                                      $100,001 - $500,000
Robert L. Shoss                                                          $100,001 - $500,000

                             AIM MID CAP GROWTH FUND

Karl Farmer                                                               $50,001 - $100,000
Jay K. Rushin                                                                    None

                           AIM SELECT BASIC VALUE FUND

R. Canon Coleman II                                                              None
Matthew W. Seinsheimer                                                           None
Michael J. Simon                                                                 None
Bret W. Stanley                                                                  None

                              AIM U.S. GROWTH FUND(2)

Christian A. Costanzo                                                            None
Robert J. Lloyd                                                                  None
Bryan A. Unterhalter                                                             None
Kenneth A. Zschappel                                                             None

                               AIM WEINGARTEN FUND

James G. Birdsall                                                        $100,001 - $500,000
Lanny H. Sachnowitz                                                     $500,001 - $1,000,000



DESCRIPTION OF COMPENSATION STRUCTURE

AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the


----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.


(2)  The Fund is not currently open to investors.

market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

o BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

o ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

     High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

o PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS

                             As of October 31, 2004


         AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.



                                             NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
   NAME OF PORTFOLIO MANAGER                                TOTAL ASSETS BY CATEGORY
--------------------------------- ------------------------------------------------------------------------------
                                           AIM AGGRESSIVE GROWTH FUND

Karl Farmer

                                  7 Registered Mutual Funds with $1,080,915,527 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                                  2 Other Accounts with $302,491 in total assets under management(3)

Jay K. Rushin                     10 Registered Mutual Funds with $1,832,566,185 in total assets under management


                                  1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                                  2 Other Accounts with $302,491 in total assets under management(3)

                                               AIM BLUE CHIP FUND

Kirk L. Anderson                  16 Registered Mutual Funds with $5,446,066,160 in total assets under management

                                  4 Unregistered Pooled Investment Vehicle with $403,532,853 in total assets under management

Monika H. Degan                   4 Registered Mutual Funds with $1,963,367,362 in total assets under management

                                          AIM CAPITAL DEVELOPMENT FUND


Michael Chapman                   6 Registered Mutual Funds with $3,110,037,405 in total assets under management



3 These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

                                             NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
   NAME OF PORTFOLIO MANAGER                                TOTAL ASSETS BY CATEGORY
--------------------------------- ------------------------------------------------------------------------------
Paul J. Rasplicka                 6 Registered Mutual Funds with $3,195,133,930 in total assets under management

                                  1 Other Account with $1,722,818 in total assets under management

                                                AIM CHARTER FUND


Ronald S. Sloan                   10 Registered Mutual Funds with $14,243,823,980 in total assets under management

                                  2 Unregistered  Pooled  Investment  Vehicles with $54,820,135 in total assets under management

                                  7,696 Other Accounts with $1,605,249,642 in total assets under management(3)

                                             AIM CONSTELLATION FUND


Christian A. Costanzo             4 Registered Mutual Funds with $1,771,220,355 in total assets under management

                                  2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                                  201 Other Accounts with $32,983,919 in total assets under management(3)

Robert J. Lloyd                   5 Registered Mutual Funds with $3,853,316,960 in total assets under management

                                  2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                                  201 Other Accounts with $32,983,919 in total assets under management(3)

Bryan A. Unterhalter              13 Registered Mutual Funds with $4,169,122,766 in total assets under management

                                  5 Unregistered Pooled Investment Vehicles with $441,234,148 in total assets under management

                                  201 Other Accounts with $32,983,919 in total assets under management(3)



----------


(3) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.



                                                       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
    NAME OF PORTFOLIO MANAGER                                            TOTAL ASSETS BY CATEGORY
---------------------------------------      --------------------------------------------------------------------------------
Kenneth A. Zschappel                        5 Registered Mutual Funds with $3,853,316,960 in total assets under management

                                            2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                                            201 Other Accounts with $32,983,919 in total assets under management(3)

                                                   AIM CORE STRATEGIES FUND

Duy Nguyen                                  1 Registered Mutual Fund with $449,239,734 in total assets under management

                                               AIM DENT DEMOGRAPHIC TRENDS FUND

Kirk L. Anderson                            16 Registered Mutual Funds with $7,569,413,220 in total assets under management

                                            4 Unregistered Pooled Investment Vehicle with $403,532,853 in total assets under management

James G. Birdsall                           5 Registered Mutual Funds with $3,747,615,227 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $18,369,509 in total assets under management

Lanny H. Sachnowitz                         6 Registered Mutual Funds with $11,358,499,203 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $18,369,509 in total assets under management

                                                AIM DIVERSIFIED DIVIDEND FUND

Meggan M. Walsh                             3 Registered Mutual Funds with $1,211,843,828 in total assets under management

                                                   AIM EMERGING GROWTH FUND

Jay K. Rushin                               10 Registered Mutual Funds with $3,658,024,828 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                                            2 Other Accounts with $302,491 in total assets under management(3)


----------


(3) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.



                                                        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
    NAME OF PORTFOLIO MANAGER                                             TOTAL ASSETS BY CATEGORY
---------------------------------------      --------------------------------------------------------------------------------
                                                AIM LARGE CAP BASIC VALUE FUND

R. Canon Coleman II                         8 Registered Mutual Funds with $10,090,324,076 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                            3577 Other Accounts with $969,329,361 in total assets under management(3)

                                                AIM LARGE CAP BASIC VALUE FUND

Matthew W. Seinsheimer                      8 Registered Mutual Funds with $10,090,324,076 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                            3577 Other Accounts with $969,329,361 in total assets under management(3)

Michael J. Simon                            12 Registered Mutual Funds with $11,384,494,170 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                            3577 Other Accounts with $969,329,361 in total assets under management(3)

Bret W. Stanley                             11 Registered Mutual Funds with $20,628,926,879 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                            3577 Other Accounts with $969,329,361 in total assets under management(3)

                                                  AIM LARGE CAP GROWTH FUND

Geoffrey V. Keeling                         2 Registered Mutual Funds with $147,937,233 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $12,348,024 in total assets under management

                                            12 Other Accounts with $3,182,749 in total assets under management(3)


---------------

(3) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.



                                                        NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
    NAME OF PORTFOLIO MANAGER                                             TOTAL ASSETS BY CATEGORY
---------------------------------------      --------------------------------------------------------------------------------
Robert L. Shoss                             2 Registered Mutual Funds with $147,937,233 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $12,348,024 in total assets under management

                                            12 Other Accounts with $3,182,749 in total assets under management(3)

                                                   AIM MID CAP GROWTH FUND

Karl Farmer                                 7 Registered Mutual Funds with $2,849,187,575 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                                            2 Other Accounts with $302,491 in total assets under management(3)

Jay K. Rushin                               10 Registered Mutual Funds with $3,600,838,233 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                                            2 Other Accounts with $302,491 in total assets under management(3)

                                                 AIM SELECT BASIC VALUE FUND

R. Canon Coleman II                         8 Registered Mutual Funds with $10,445,528,127 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                            3577 Other Accounts with $969,329,361 in total assets under management(3)

Matthew W. Seinsheimer                      8 Registered Mutual Funds with $10,445,528,127 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                            3577 Other Accounts with $969,329,361 in total assets under management(3)


---------------

(3) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.



                                                          NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
    NAME OF PORTFOLIO MANAGER                                            TOTAL ASSETS BY CATEGORY
---------------------------------------      --------------------------------------------------------------------------------
Michael J. Simon                            12 Registered Mutual Funds with $11,739,698,220 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                            3577 Other Accounts with $969,329,361 in total assets under management(3)

Bret W. Stanley                             11 Registered Mutual Funds with $20,984,130,930 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                            3577 Other Accounts with $969,329,361 in total assets under management(3)

                                                     AIM U.S. GROWTH FUND

Christian A. Costanzo                       4 Registered Mutual Funds with $8,348,490,380 in total assets under management

                                            2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                                            201 Other Accounts with $32,983,919 in total assets under management(3)

Robert J. Lloyd                             5 Registered Mutual Funds with $10,430,586,985 in total assets under management

                                            2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                                            201 Other Accounts with $32,983,919 in total assets under management(3)

Bryan A. Unterhalter                        13 Registered Mutual Funds with $10,746,392,791 in total assets under management

                                            5 Unregistered Pooled Investment Vehicles with $441,234,148 in total assets under management

                                            201 Other Accounts with $32,983,919 in total assets under management(3)

---------------

(3) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.



                                                       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
    NAME OF PORTFOLIO MANAGER                                         TOTAL ASSETS BY CATEGORY
---------------------------------------      --------------------------------------------------------------------------------

Kenneth A. Zschappel                        5 Registered Mutual Funds with $10,430,586,985 in total assets under management

                                            2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                                            201 Other Accounts with $32,983,919 in total assets under management(3)

                                                     AIM WEINGARTEN FUND

James G. Birdsall                           5 Registered Mutual Funds with $1,842,889,409 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $18,369,509 in total assets under management

Lanny H. Sachnowitz                         6 Registered Mutual Funds with $9,453,773,386 in total assets under management

                                            1 Unregistered Pooled Investment Vehicle with $18,369,509 in total assets under management


POTENTIAL CONFLICTS OF INTEREST


         Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:


>> The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

>> If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.


>> With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for


----------

(3) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

    a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.


>> Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

         AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:



         FUND NAME                 2004             2003            2002
--------------------------     ------------     ------------     ------------

AIM Aggressive Growth Fund     $    476,287     $    453,825     $    383,159

AIM Blue Chip Fund                  575,871          540,113          441,011

AIM Capital Development             282,196          240,864          205,580
Fund

AIM Charter Fund                    585,397          574,103          468,551

AIM Constellation Fund              710,711          696,174          629,514

AIM Core Strategies Fund             50,000           50,000           41,781

AIM Dent Demographic
Trends Fund                         140,580          132,438          145,864

AIM Diversified Dividend
Fund                                 50,000           50,000           41,781

AIM Emerging Growth Fund             50,000           50,000           50,000

AIM Large Cap Basic Value
Fund                                125,883           50,000           50,000

AIM Large Cap Growth Fund           218,708           91,795           87,337

AIM Mid Cap Growth Fund              86,224           50,000           50,000

AIM Select Basic Value
Fund(1)                              50,000           50,000            8,493

AIM U.S. Growth Fund(1)              50,000           50,000            8,493

AIM Weingarten Fund                 533,540          519,857          450,564



(1)   Commenced operations on August 30, 2002

                                   APPENDIX I

                              BROKERAGE COMMISSIONS


         Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years or period ended October 31, were as follows:



                  FUND                     2004            2003             2002
-----------------------------------     -----------     -----------     -----------

AIM Aggressive Growth Fund(2)           $ 7,102,771     $ 5,139,873     $ 5,920,899
AIM Blue Chip Fund(3)                     2,264,163       2,832,412       4,014,589
AIM Capital Development Fund(4)           2,240,761       3,101,168       4,525,600
AIM Charter Fund(5)                       3,381,601       3,525,696      12,272,154
AIM Constellation Fund(6)                10,626,009      13,209,426      16,936,943
AIM Core Strategies Fund                        626           1,555           1,587
AIM Dent Demographic Trends Fund(7)       1,980,689       3,147,902       4,652,389
AIM Diversified Dividend Fund(4)             67,689          66,926          17,394
AIM Emerging Growth Fund(8)               1,559,615       2,313,707       2,158,091
AIM Large Cap Basic Value Fund              149,169         280,781         300,919
AIM Large Cap Growth Fund                 2,273,002       1,051,689         864,959
AIM Mid Cap Growth Fund                   1,108,221       1,267,594       1,118,766
AIM Select Basic Value Fund(9)                  431             570           1,313
AIM U.S. Growth Fund(9)                         946             738             844
AIM Weingarten Fund(10)                   6,145,868      12,206,561      23,824,701


(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.


(2) The variation in brokerage commissions paid by the AIM Aggressive Growth Fund for the fiscal year ended October 31, 2002, as compared to the prior fiscal year, was due to a significant fluctuation in asset levels and cash outflows.



(3) The variation in brokerage commissions paid by AIM Blue Chip Fund for the fiscal year ended October 31, 2003, as compared to the prior fiscal year was due to a decrease in the average net assets of the Fund.



(4) The variation in brokerage commissions paid by AIM Capital Development Fund for the fiscal year ended October 31, 2003, as compared to the prior fiscal year was due to decrease in portfolio turnover.



(5) The variation in brokerage commissions paid by AIM Charter Fund for the fiscal year ended October 31, 2003, as compared to the two prior fiscal years was due to the repositioning of the Fund in 2002, resulting in decreased portfolio turnover and decreased commissions.



(6) The variation in brokerage commissions paid by AIM Constellation Fund for the fiscal year ended October 31, 2003, as compared to the two prior fiscal years was due to a decrease in asset levels and portfolio transactions.



(7) The variation in brokerage commissions paid by AIM Dent Demographic Trends Fund for the fiscal year ended October 31, 2002, as compared to the prior fiscal year, was due to a significant fluctuation in asset levels, cash outflows and an increase in transactions on which commissions were paid.



(8) The variation in brokerage commissions paid by AIM Emerging Growth Fund for the fiscal year ended October 31, 2002, as compared to the prior fiscal year, was due to a significant fluctuation in asset levels, increased portfolio turnover and an increase in transactions on which commissions were paid.



(9)  Commenced operations on August 30, 2002.



(10) The variation in the brokerage commissions paid by AIM Weingarten Fund for the fiscal year ended October 31, 2003, as compared to the two prior fiscal years, was due to a decrease in assets and portfolio turnover.

                                   APPENDIX J

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended October 31, 2004, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                                 Related
                                                                Brokerage
Fund                                   Transactions(1)        Commissions(1)
--------------------------------     ------------------     ------------------

AIM Aggressive Growth Fund           $ 3,661,519,389.34     $     7,930,626.33
AIM Blue Chip Fund                     1,648,521,328.82           1,915,196.70
AIM Capital Development Fund           1,005,659,315.62           4,761,859.73
AIM Charter Fund                       2,131,213,461.20           3,018,888.70
AIM Constellation Fund                 6,012,345,994.81          12,147,962.04
AIM Core Strategies Fund                     973,140.27               1,835.71
AIM Dent Demographic Trends Fund       1,058,387,927.74           2,097,260.65
AIM Diversified Dividend Fund             91,049,675.43              91,950.71
AIM Emerging Growth Fund                 563,273,132.67           4,634,767.97
AIM Large Cap Basic Value Fund           156,558,434.56             129,622.91
AIM Large Cap Growth Fund              1,537,684,180.51           2,048,160.67
AIM Mid Cap Growth Fund                  571,548,936.58           1,201,521.39
AIM Select Basic Value Fund                  307,888.28                 329.61
AIM U.S. Growth Fund                  21,764,137,032.44          45,965,382.81
AIM Weingarten Fund                    3,324,018,528.77           5,983,786.10



(1) Amount is inclusive of commissions paid to, and brokerage transactions placed with, certain brokers that provide execution, research and other services.



         During the last fiscal year ended October 31, 2004, the Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:



              Fund/Issuer                   Security                    Market Value (as of October 31, 2004)
              -----------                   --------                    -------------------------------------
AIM Aggressive Growth Fund
   Edwards (A.G), Inc.                    Common Stock                             $    9,065,000
   Legg Mason, Inc.                       Common Stock                                 28,669,500
   Lehman Brothers Holdings Inc.          Common Stock                                 14,376,250


AIM Blue Chip Fund
   Goldman Sachs Group, Inc. (The)        Common Stock                                 30,989,700
   JP Morgan Chase & Co.                  Common Stock                                 52,882,000
   Merrill Lynch & Co., Inc.              Common Stock                                 29,667,000
   Morgan Stanley                         Common Stock                                 25,545,000


AIM Charter Fund
   Morgan Stanley                         Common Stock                                 29,747,152


              Fund/Issuer                   Security                    Market Value (as of October 31, 2004)
              -----------                   --------                    -------------------------------------
AIM Constellation Fund
   Goldman Sachs Group, Inc. (The)        Common Stock                                $ 24,595,000
   JP Morgan Chase & Co.                  Common Stock                                  57,900,000


AIM Dent Demographic Trends Fund
   Legg Mason, Inc.                       Common Stock                                   5,606,480
   Goldman Sachs Group, Inc. (The)        Common Stock                                   8,509,870


AIM Diversified Dividend Fund
   Morgan Stanley                         Common Stock                                   2,166,216


AIM Emerging Growth Fund
   Legg Mason, Inc.                       Common Stock                                   1,433,475


AIM Large Cap Basic Value Fund
   JP Morgan Chase & Co.                  Common Stock                                  12,481,542
   Merrill Lynch & Co., Inc.              Common Stock                                   6,893,532
   Morgan Stanley                         Common Stock                                   8,276,580


AIM Mid Cap Growth Fund
   Legg Mason, Inc.                       Common Stock                                   2,357,270


AIM Select Basic Value Fund
   JP Morgan Chase & Co.                  Common Stock                                      45,355
   Merrill Lynch & Co., Inc.              Common Stock                                      43,152


AIM U.S. Growth Fund
   JP Morgan Chase & Co.                  Common Stock                                      17,756
   Merrill Lynch & Co., Inc.              Common Stock                                      11,867
   Morgan Stanley                         Common Stock                                      25,545

AIM Weingarten Fund
   Goldman Sachs Group, Inc. (The)        Common Stock                                  39,352,000
   JP Morgan Chase & Co.                  Common Stock                                  38,600,000
   Lehman Brothers Holdings Inc.          Common Stock                                  24,645,000
   Merrill Lynch & Co., Inc.              Common Stock                                  26,970,000

                                   APPENDIX K

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS

         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year or period ended October 31, 2004 follows:



                                                                                                        INVESTOR
                                    CLASS A          CLASS B           CLASS C         CLASS R           CLASS
FUND                                SHARES           SHARES            SHARES          SHARES            SHARES
-----------------------------     ------------     ------------     ------------     ------------     ------------
AIM Aggressive Growth Fund        $  4,656,901     $  2,595,972     $    763,418     $     11,194     $        N/A

AIM Blue Chip Fund                   4,938,054       11,670,174        2,664,429           27,995           88,542

AIM Capital Development
Fund(1)                              2,031,361        3,967,972          729,633           14,320              N/A

AIM Charter Fund                     5,883,153       10,549,491        1,572,686           11,195              N/A

AIM Constellation Fund              19,016,041        6,702,181        1,845,072           24,911              N/A

AIM Core Strategies Fund                 1,359            2,913            2,913              N/A              N/A

AIM Dent Demographic Trends
Fund                                   696,911        2,372,817          878,618              N/A              N/A

AIM Diversified Dividend Fund          134,282          318,360           98,436              N/A              N/A

AIM Emerging Growth Fund               292,015          492,630          189,346              N/A              N/A

AIM Large Cap Basic Value
Fund                                   525,588          893,755          314,386            3,976          188,897

AIM Large Cap Growth Fund              606,542        1,205,821          499,243           12,219          888,532

AIM Mid Cap Growth Fund                394,349          802,204          291,132            2,920              N/A

AIM Select Basic Value Fund              1,790            3,834            3,834              N/A              N/A

AIM U.S. Growth Fund                     1,610            3,450            3,450              N/A              N/A

AIM Weingarten Fund                  6,122,534        5,114,549          873,155            5,355              N/A




(1) Investor Class shares of AIM Capital Development Fund commenced operations on November 30, 2004.

                                   APPENDIX L


          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS


         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended October 31, 2004, follows:



                                                                                                          TRAVEL
                                               PRINTING &   UNDERWRITERS     DEALERS                      RELATED
                                ADVERTISING     MAILING     COMPENSATION   COMPENSATION   SEMINARS      TO MARKETING      PERSONNEL
                                -----------   -----------   ------------   ------------  -----------    ------------     -----------
AIM Aggressive Growth Fund      $         0   $         0   $         0    $ 4,656,901   $         0     $         0     $         0
AIM Blue Chip Fund                  133,285        16,266             0      3,930,015        73,185          29,274         756,029
AIM Capital Development              56,996         6,445             0      1,615,541        30,778          10,678         310,923
Fund
AIM Charter Fund                     97,951        11,901             0      5,153,353        52,383          20,851         546,714
AIM Constellation Fund              310,717        37,958             0     16,677,007       169,055          67,798       1,753,505
AIM Core Strategies Fund                  0             0             0              0             0               0               0
AIM Dent Demographic                 19,261         2,399             0        550,281         9,998           4,999         109,973
Trends Fund
AIM Diversified Dividend              3,458           442             0        107,272         2,149             614          20,257
Fund
AIM Emerging Growth Fund              8,105         1,010             0        231,719         4,207           2,103          44,871
AIM Large Cap Basic Value            14,465         1,658             0        417,799         8,291           3,224          80,151
Fund
AIM Large Cap Growth Fund            15,889         1,950             0        481,666         9,557           3,823          93,657
AIM Mid Cap Growth Fund              10,579         1,281             0        313,107         5,930           2,372          61,080
AIM Select Basic Value Fund               0             0             0              0             0               0               0
AIM U.S. Growth Fund                      0             0             0              0             0               0               0
AIM Weingarten Fund                 100,601        12,309             0      5,362,915        55,129          22,264         569,316

        An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended October 31, 2004, follows:



                                                                                                            TRAVEL
                                              PRINTING &    UNDERWRITERS      DEALERS                       RELATED
                               ADVERTISING     MAILING      COMPENSATION    COMPENSATION     SEMINARS     TO MARKETING    PERSONNEL
                              ------------   ------------   -------------   -------------   -----------   ------------  -----------
AIM Aggressive Growth Fund    $      6,447   $        789   $   1,946,979   $     600,967   $     3,509   $     1,316   $    35,965
AIM Blue Chip Fund                  18,222          2,245       8,752,631       2,779,864         9,914         3,998       103,300
AIM Capital Development              5,299            647       2,975,979         952,311         2,904         1,244        29,588
Fund
AIM Charter Fund                    11,523          1,430       7,912,118       2,549,516         6,354         2,444        66,106
AIM Constellation Fund              13,284          1,631       5,026,636       1,574,918         7,174         2,832        75,706
AIM Core Strategies Fund                 0              0               0               0             0             0             0
AIM Dent Demographic                 4,250            522       1,779,613         561,842         2,216         1,023        23,351
Trends Fund
AIM Diversified Dividend               961              0         238,770          69,332           962           321         8,014
Fund
AIM Emerging Growth Fund             1,060            105         369,473         114,804           777           194         6,217
AIM Large Cap Basic Value            1,931            291         670,316         208,498         1,211           404        11,104
Fund
AIM Large Cap Growth Fund            2,745            333         904,366         281,134         1,437           616        15,190
AIM Mid Cap Growth Fund              2,075            313         601,653         184,703         1,303           434        11,723
AIM Select Basic Value Fund              0              0               0               0             0             0             0
AIM U.S. Growth Fund                     0              0               0               0             0             0             0
AIM Weingarten Fund                  8,774          1,082       3,835,912       1,212,991         4,844         1,837        49,109

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended October 31, 2004, follows:


                                                                                                            TRAVEL
                                               PRINTING &   UNDERWRITERS      DEALERS                       RELATED
                               ADVERTISING      MAILING     COMPENSATION    COMPENSATION     SEMINARS     TO MARKETING    PERSONNEL
                               -----------     ----------   ------------    ------------    ----------    ------------    ----------
AIM Aggressive Growth Fund      $    3,463     $      419     $   89,293     $  651,350     $    1,553     $      776     $   16,564
AIM Blue Chip Fund                   5,948            735        174,327      2,445,731          3,342          1,300         33,046
AIM Capital Development              2,522            289         71,083        640,277          1,406            602         13,454
Fund
AIM Charter Fund                     2,905            352         85,471      1,465,562          1,628            651         16,117
AIM Constellation Fund               5,592            668        171,114      1,630,368          3,246          1,391         32,693
AIM Core Strategies Fund                 0              0              0              0              0              0              0
AIM Dent Demographic                 2,015            275         57,213        806,720          1,144            381         10,870
Trends Fund
AIM Diversified Dividend               734              0         30,803         59,931            733                         6,234
Fund
AIM Emerging Growth Fund                 0              0         18,992        165,870            264                         4,220
AIM Large Cap Basic Value            1,133             53         42,686        261,029            889            296          8,300
Fund
AIM Large Cap Growth Fund            3,496            436         93,456        381,894          1,815            907         17,239
AIM Mid Cap Growth Fund              1,680            130         53,209        224,530          1,086            362         10,135
AIM Select Basic Value Fund              0              0              0              0              0              0              0
AIM U.S. Growth Fund                     0              0              0              0              0              0              0
AIM Weingarten Fund                  2,830            343         72,966        781,577          1,269            634         13,536

         An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the fiscal year ended October 31, 2004, follows:


                                                                                                            TRAVEL
                                              PRINTING &    UNDERWRITERS      DEALERS                       RELATED
                               ADVERTISING     MAILING      COMPENSATION    COMPENSATION      SEMINARS    TO MARKETING    PERSONNEL
                              -------------   ------------   -------------   -------------   -----------   -----------   -----------
AIM Aggressive Growth Fund    $         191   $         25   $           0   $       9,681   $       102   $        31   $     1,164
AIM Blue Chip Fund                      439             66               0          24,229           244            57         2,960
AIM Capital Development                 260             32               0          12,293           156            66         1,513
Fund
AIM Charter Fund                        213             26               0           9,622           110            32         1,192
AIM Constellation Fund                  472             55               0          21,565           236           100         2,483
AIM Core Strategies Fund                  0              0               0               0             0             0             0
AIM Dent Demographic                      0              0               0               0             0             0             0
Trends Fund
AIM Diversified Dividend                  0              0               0               0             0             0             0
Fund
AIM Emerging Growth Fund                  0              0               0               0             0             0             0
AIM Large Cap Basic Value                78             10               0           3,294            51            18           524
Fund
AIM Large Cap Growth Fund               187             25               0          10,710           112            37         1,148
AIM Mid Cap Growth Fund                  81              9               0           2,381            39            19           391
AIM Select Basic Value Fund               0              0               0               0             0             0             0
AIM U.S. Growth Fund                      0              0               0               0             0             0             0
AIM Weingarten Fund                     164             16               0           4,365            71            35           705

         An estimate by category of the allocation of actual fees paid by Investor Class shares of the Funds during the fiscal year ended October 31, 2004, follows:



                                                                                                            TRAVEL
                                              PRINTING &    UNDERWRITERS      DEALERS                       RELATED
                               ADVERTISING     MAILING      COMPENSATION    COMPENSATION     SEMINARS     TO MARKETING    PERSONNEL
                              ------------   ------------   -------------   -------------   -----------   ------------  -----------
AIM Aggressive Growth Fund    $           0   $          0   $           0   $           0   $         0   $         0   $         0
AIM Blue Chip Fund                    4,156              0               0          52,523         2,771         1,385        27,707
AIM Capital Development                   0              0               0               0             0             0             0
Fund
AIM Charter Fund                          0              0               0               0             0             0             0
AIM Constellation Fund                    0              0               0               0             0             0             0
AIM Core Strategies Fund                  0              0               0               0             0             0             0
AIM Dent Demographic                      0              0               0               0             0             0             0
Trends Fund
AIM Diversified Dividend                  0              0               0               0             0             0             0
Fund
AIM Emerging Growth Fund                  0              0               0               0             0             0             0
AIM Large Cap Basic Value             4,014            509               0         161,469         1,979           566        20,360
Fund
AIM Large Cap Growth Fund            39,359          4,731               0         610,418        21,198         4,240       208,586
AIM Mid Cap Growth Fund                   0              0               0               0             0             0             0
AIM Select Basic Value Fund               0              0               0               0             0             0             0
AIM U.S. Growth Fund                      0              0               0               0             0             0             0
AIM Weingarten Fund                       0              0               0               0             0             0             0



(1) Investor Class shares of AIM Capital Development Fund commenced operations on November 30, 2004.

                                   APPENDIX M

                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal periods or years ending October 31:



                                                     2004                        2003                         2002
                                           -------------------------   -------------------------   -------------------------
                                             SALES         AMOUNT         SALES        AMOUNT        SALES          AMOUNT
                                            CHARGES       RETAINED       CHARGES      RETAINED      CHARGES        RETAINED
                                           -----------   -----------   -----------   -----------   -----------   -----------
AIM Aggressive Growth Fund                 $ 1,278,331   $   227,703   $ 1,477,466   $   247,028   $ 2,490,945   $   401,540
AIM Blue Chip Fund                           2,001,577       330,881     2,166,217       345,660     3,369,955       524,961
AIM Capital Development Fund                 1,053,950       171,202       650,576       104,786     1,081,325       167,124
AIM Charter Fund                             1,424,204       234,197     1,630,264       266,509     2,445,644       387,132
AIM Constellation Fund                       4,354,421       743,284     5,079,332       829,628     7,869,917     1,272,976
AIM Core Strategies Fund                           N/A           N/A           N/A           N/A           N/A           N/A
AIM Dent Demographic Trends Fund               485,306        80,876       500,311        76,461       890,896       131,333
AIM Diversified Dividend Fund                  392,983        64,410       229,293        36,213        70,911        11,277
AIM Emerging Growth Fund                       197,642        34,680       200,893        30,155       255,036        42,050
AIM Large Cap Basic Value Fund                 464,545        78,339       350,376        57,471       447,812        72,325
AIM Large Cap Growth Fund                      497,494        83,801       388,322        64,104       567,190        89,304
AIM Mid Cap Growth Fund                        457,622        77,275       324,066        51,252       456,202        70,433
AIM Select Basic Value Fund(1)                     N/A           N/A           N/A           N/A           N/A           N/A
AIM U.S. Growth Fund(1)                            N/A           N/A           N/A           N/A           N/A           N/A
AIM Weingarten Fund                          1,486,620       252,306     1,731,309       286,925     2,965,221       482,681


(1)    Commenced operations on August 30, 2002

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal periods or years ended October 31:



                                                   2004          2003          2002
                                                -----------   -----------   -----------

AIM Aggressive Growth Fund                      $    62,248   $    63,023   $    88,844
AIM Blue Chip Fund                                  124,827        47,754       107,445
AIM Capital Development Fund                         31,883         8,033        15,360
AIM Charter Fund                                     70,086        15,403        69,358
AIM Constellation Fund                              115,355        17,015       183,857
AIM Core Strategies Fund                                N/A           N/A           N/A
AIM Dent Demographic Trends Fund                     28,119         4,229        27,687
AIM Diversified Dividend Fund                        10,486           593            83
AIM Emerging Growth Fund                             10,438        18,295         8,141
AIM Large Cap Basic Value Fund                       17,199         5,191        10,512
AIM Large Cap Growth Fund                            18,165         4,838        19,917
AIM Mid Cap Growth Fund                              16,576         3,045        16,428
AIM Select Basic Value Fund(1)                          N/A           N/A           N/A
AIM U.S. Growth Fund(1)                                 N/A           N/A           N/A
AIM Weingarten Fund                                  64,693        11,387        61,852


(1)  Commenced operations on August 30, 2002

                                   APPENDIX N

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS


The average annual total returns (including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:



                                                       PERIODS ENDED OCTOBER 31, 2004
                                 ---------------------------------------------------------------------------
CLASS A SHARES:                   1 YEAR        5 YEARS      10 YEARS    SINCE INCEPTION     INCEPTION DATE
                                 ---------     ---------     ---------   ---------------     ---------------
AIM Aggressive Growth Fund         1.16%        (1.67)%        7.43%           N/A              05/01/1984
AIM Blue Chip Fund                (3.27)        (7.77)         7.58            N/A              02/04/1987
AIM Capital Development Fund       3.83          5.66           N/A           8.68%             06/17/1996
AIM Charter Fund                   3.53         (5.19)         8.08            N/A              11/26/1968
AIM Constellation Fund            (2.47)        (4.56)         6.29            N/A              04/30/1976
AIM Core Strategies Fund          (0.59)          N/A           N/A          (2.86)             12/31/2001
AIM Dent Demographic Fund         (4.74)        (9.41)          N/A          (5.40)             06/07/1999
AIM Diversified Dividend           7.10           N/A           N/A           3.54              12/31/2001
AIM Emerging Growth Fund           0.46           N/A           N/A          (9.11)             03/31/2000
AIM Large Cap Basic Value Fund     2.57          5.19           N/A           3.65              06/30/1999
AIM Large Cap Growth Fund         (2.55)        (5.18)          N/A          (2.40)             03/01/1999
AIM Mid Cap Growth Fund           (3.81)          N/A           N/A          (3.01)             11/01/1999
AIM Select Basic Value Fund        2.35           N/A           N/A           9.06              08/30/2002
AIM U.S. Growth Fund              (2.52)          N/A           N/A           3.38              08/30/2002
AIM Weingarten Fund               (1.96)       (12.18)         4.27            N/A              06/17/1969



         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:



                                                        PERIODS ENDED OCTOBER 31, 2004
                                 ---------------------------------------------------------------------------
CLASS B SHARES:                   1 YEAR        5 YEARS      10 YEARS    SINCE INCEPTION     INCEPTION DATE
                                 ---------     ---------     ---------   ---------------     ---------------
AIM Aggressive Growth Fund          1.15%       (1.59)%         N/A           3.01%             03/01/1999
AIM Blue Chip Fund                 (3.24)       (7.70)          N/A           3.87              10/01/1996
AIM Capital Development Fund        4.13         5.85           N/A           7.43              10/01/1996
AIM Charter Fund                    3.81        (5.12)          N/A           6.85              06/26/1995
AIM Constellation Fund             (2.48)       (4.44)          N/A           0.25              11/03/1997
AIM Core Strategies Fund            0.20          N/A           N/A          (1.94)             12/31/2001
AIM Dent Demographic Fund          (4.87)       (9.34)          N/A          (5.20)             06/07/1999
AIM Diversified Dividend            7.63          N/A           N/A           3.96              12/31/2001
AIM Emerging Growth Fund            0.70          N/A           N/A          (8.95)             03/31/2000
AIM Large Cap Basic Value Fund      2.80          N/A           N/A           2.11              08/01/2000
AIM Large Cap Growth Fund          (2.44)       (5.11)          N/A          (4.07)             04/05/1999
AIM Mid Cap Growth Fund            (3.96)         N/A           N/A          (2.98)             11/01/1999
AIM Select Basic Value Fund         3.33          N/A           N/A          10.71              08/30/2002
AIM U.S. Growth Fund               (1.81)         N/A           N/A           4.80              08/30/2002
AIM Weingarten Fund                (2.01)      (12.09)          N/A           2.79              06/26/1995

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:



                                                             PERIODS ENDED OCTOBER 31, 2004
                                      ---------------------------------------------------------------------------
CLASS C SHARES:                       1 YEAR       5 YEARS      10 YEARS       SINCE INCEPTION     INCEPTION DATE
                                      ------       -------      --------       ---------------     --------------
AIM Aggressive Growth Fund             5.15%        (1.31)%        N/A              3.14%            03/01/1999
AIM Blue Chip Fund                     0.76         (7.32)         N/A              0.08             08/04/1997
AIM Capital Development Fund           8.14          6.17          N/A              5.66             08/04/1997
AIM Charter Fund                       7.79         (4.79)         N/A              1.48             08/04/1997
AIM Constellation Fund                 1.47         (4.16)         N/A              0.11             08/04/1997
AIM Core Strategies Fund               4.20           N/A          N/A             (0.90             12/31/2001
AIM Dent Demographic Fund             (1.00)        (8.99)         N/A             (5.05)            06/07/1999
AIM Diversified Dividend              11.64           N/A          N/A              4.91             12/31/2001
AIM Emerging Growth Fund               4.70           N/A          N/A             (8.57)            03/31/2000
AIM Large Cap Basic Value Fund         6.80           N/A          N/A              2.55             08/01/2000
AIM Large Cap Growth Fund              1.44         (4.75)         N/A             (3.90)            04/05/1999
AIM Mid Cap Growth Fund                0.04           N/A          N/A             (2.59)            11/01/1999
AIM Select Basic Value Fund            7.33           N/A          N/A             11.93             08/30/2002
AIM U.S. Growth Fund                   2.19           N/A          N/A              6.10             08/30/2002
AIM Weingarten Fund                    1.99        (11.82)         N/A             (3.02)            08/04/1997



         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:



                                                       PERIODS ENDED OCTOBER 31, 2004*
                                 --------------------------------------------------------------------------
CLASS R SHARES:                   1 YEAR        5 YEARS      10 YEARS    SINCE INCEPTION   INCEPTION DATE**
                                 ---------     ---------     ---------   ---------------   ----------------
AIM Aggressive Growth Fund          6.58%       (0.83)%        7.75%           N/A            05/01/1984
AIM Blue Chip Fund                  2.35        (6.85          8.04            N/A            02/04/1987
AIM Capital Development Fund        9.65         6.69           N/A           9.24%           06/17/1996
AIM Charter Fund                    9.35        (4.32)         8.47            N/A            11/26/1968
AIM Constellation Fund              2.96        (3.60)         6.72            N/A            04/30/1976
AIM Large Cap Basic Value Fund      8.36         6.22           N/A           4.59            06/30/1999
AIM Large Cap Growth Fund           2.93        (4.23)          N/A          (1.56)           03/01/1999
AIM Mid Cap Growth Fund             1.57          N/A           N/A          (2.10)           11/01/1999
AIM Weingarten Fund                 3.46       (11.36)         4.65            N/A            06/17/1969



* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for the periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

         The average annual total returns for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                              PERIODS ENDED OCTOBER 31, 2004
                                        ----------------------------------------------------------------------------
INVESTOR SHARES:                        1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION    INCEPTION DATE***
                                        ------       -------      --------      ---------------    -----------------
AIM Blue Chip Fund*                      2.53%       (6.69)%        8.21%             N/A             02/04/1987
AIM Capital Development Fund**           9.87         6.87           N/A             9.42%            06/17/1996
AIM Large Cap Basic Value Fund*          8.60         6.41           N/A              4.77            06/30/1999
AIM Large Cap Growth Fund*               3.60        (4.01)          N/A             (1.34)           03/01/1999


* The returns shown for these periods are the blended returns of the historical performance of AIM Blue Chip Fund's, AIM Large Cap Basic Value Fund's and AIM Large Cap Growth Fund's Investor Class shares since September 30, 2003 and the restated historical performance of each Funds' Class A shares (for periods prior to September 30, 2003) at net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

**    The returns shown for these periods are the restated historical performance of AIM Capital Development Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

***   The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the Funds' Investor Class shares (except AIM Capital Development Fund) is September 30, 2003. The inception date of the Investor Class shares of AIM Capital Development Fund is November 30, 2004.

CUMULATIVE TOTAL RETURNS


         The cumulative total returns (including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:



                                                              PERIODS ENDED OCTOBER 31, 2004
                                        --------------------------------------------------------------------------
CLASS A SHARES:                         1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION     INCEPTION DATE
                                        ------       -------      --------      ---------------     --------------
AIM Aggressive Growth Fund               1.16%       (8.08)%       104.69%            N/A             05/01/1984
AIM Blue Chip Fund                      (3.27)       (33.28)       107.65             N/A             02/04/1987
AIM Capital Development Fund             3.83         31.70          N/A            100.79%           06/17/1996
AIM Charter Fund                         3.53        (23.41        117.58             N/A             11/26/1968
AIM Constellation Fund                  (2.47)       (20.81)        84.00             N/A             04/30/1976
AIM Core Strategies Fund                (0.59)         N/A           N/A             (7.88)           12/31/2001
AIM Dent Demographic Fund               (4.74)       (38.99)         N/A            (25.90)           06/07/1999
AIM Diversified Dividend                 7.10          N/A           N/A             10.36            12/31/2001
AIM Emerging Growth Fund                 0.46          N/A           N/A            (35.46)           03/31/2000
AIM Large Cap Basic Value Fund           2.57         28.78          N/A             21.11            06/30/1999
AIM Large Cap Growth Fund               (2.55)       (23.35)         N/A            (12.85)           03/01/1999
AIM Mid Cap Growth Fund                 (3.81)         N/A           N/A            (14.18)           11/01/1999
AIM Select Basic Value Fund              2.35          N/A           N/A             20.70            08/30/2002
AIM U.S. Growth Fund                    (2.52)         N/A           N/A              7.48            08/30/2002
AIM Weingarten Fund                     (1.96)       (47.76)        51.90             N/A             06/17/1969

         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:



                                                              PERIODS ENDED OCTOBER 31, 2004
                                         -------------------------------------------------------------------------
CLASS B SHARES:                          1 YEAR      5 YEARS      10 YEARS      SINCE INCEPTION     INCEPTION DATE
                                         ------      -------      --------      ---------------     --------------
AIM Aggressive Growth Fund                1.15%       (7.71)%        N/A             18.31%           03/01/1999
AIM Blue Chip Fund                       (3.24)      (33.02)         N/A             35.93            10/01/1996
AIM Capital Development Fund              4.13        32.88          N/A             78.49            10/01/1996
AIM Charter Fund                          3.81       (23.11)         N/A             85.83            06/26/1995
AIM Constellation Fund                   (2.48)      (20.30)         N/A              1.74            11/03/1997
AIM Core Strategies Fund                  0.20         N/A           N/A             (5.41)           12/31/2001
AIM Dent Demographic Fund                (4.87)      (38.74)         N/A            (25.06)           06/07/1999
AIM Diversified Dividend                  7.63         N/A           N/A             11.64            12/31/2001
AIM Emerging Growth Fund                  0.70         N/A           N/A            (34.96)           03/31/2000
AIM Large Cap Basic Value Fund            2.80         N/A           N/A              9.27            08/01/2000
AIM Large Cap Growth Fund                (2.44)      (23.08)         N/A            (20.67)           04/05/1999
AIM Mid Cap Growth Fund                  (3.96)        N/A           N/A            (14.05)           11/01/1999
AIM Select Basic Value Fund               3.33         N/A           N/A             24.70            08/30/2002
AIM U.S. Growth Fund                     (1.81)        N/A           N/A             10.72            08/30/2002
AIM Weingarten Fund                      (2.01)      (47.49)         N/A             29.36            06/26/1995


         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                              PERIODS ENDED OCTOBER 31, 2004
                                        --------------------------------------------------------------------------
CLASS C SHARES:                         1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION     INCEPTION DATE
                                        ------       -------      --------      ---------------     --------------
AIM Aggressive Growth Fund               5.15%        (6.37)%        N/A             19.17%           03/01/1999
AIM Blue Chip Fund                       0.76        (31.64)         N/A              0.60            08/04/1997
AIM Capital Development Fund             8.14         34.91          N/A             49.02            08/04/1997
AIM Charter Fund                         7.79        (21.75)         N/A             11.22            08/04/1997
AIM Constellation Fund                   1.47        (19.14)         N/A              0.77            08/04/1997
AIM Core Strategies Fund                 4.20          N/A           N/A             (2.54            12/31/2001
AIM Dent Demographic Fund               (1.00)       (37.57)         N/A            (24.40)           06/07/1999
AIM Diversified Dividend                11.64          N/A           N/A             14.54            12/31/2001
AIM Emerging Growth Fund                 4.70          N/A           N/A            (33.70)           03/31/2000
AIM Large Cap Basic Value Fund           6.80          N/A           N/A             11.27            08/01/2000
AIM Large Cap Growth Fund                1.44        (21.58)         N/A            (19.87)           04/05/1999
AIM Mid Cap Growth Fund                  0.04          N/A           N/A            (12.30)           11/01/1999
AIM Select Basic Value Fund              7.33          N/A           N/A             27.70            08/30/2002
AIM U.S. Growth Fund                     2.19          N/A           N/A             13.72            08/30/2002
AIM Weingarten Fund                      1.99        (46.68)         N/A            (19.92)           08/04/1997

         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                              PERIODS ENDED OCTOBER 31, 2004
                                        --------------------------------------------------------------------------
CLASS R SHARES:                         1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION     INCEPTION DATE
                                        ------       -------      --------      ---------------     --------------
AIM Aggressive Growth Fund               6.58%       (4.06)%       110.99%            N/A             05/01/1984
AIM Blue Chip Fund                       2.35        (29.86)       116.60             N/A             02/04/1987
AIM Capital Development Fund             9.65         38.24          N/A            109.63%           06/17/1996
AIM Charter Fund                         9.35        (19.82)       125.55             N/A             11/26/1968
AIM Constellation Fund                   2.96        (16.75)        91.56             N/A             04/30/1976
AIM Large Cap Basic Value Fund           8.36         35.24          N/A             27.06            06/30/1999
AIM Large Cap Growth Fund                2.93        (19.45)         N/A             (8.51)           03/01/1999
AIM Mid Cap Growth Fund                  1.57          N/A           N/A            (10.05)           11/01/1999
AIM Weingarten Fund                      3.46        (45.29)        57.56             N/A             06/17/1969


* The returns shown for the one year period are the historical returns of the Funds' Class R shares. The returns shown for the five and ten year periods and since inception are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

         The cumulative total returns for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                              PERIODS ENDED OCTOBER 31, 2004
                                        --------------------------------------------------------------------------
INVESTOR SHARES:                        1 YEAR       5 YEARS      10 YEARS      SINCE INCEPTION     INCEPTION DATE
                                        ------       -------      --------      ---------------     --------------
AIM Blue Chip Fund                       2.53%       (29.26)%      120.09%            N/A             02/04/1987
AIM Capital Development Fund             9.87         39.39          N/A            112.43%           06/17/1996
AIM Large Cap Basic Value Fund           8.60         36.42          N/A             28.24            06/30/1999
AIM Large Cap Growth Fund                3.60        (18.51)         N/A             (7.35)           03/01/1999


* The returns shown for these periods are the blended returns of AIM Blue Chip Fund's, AIM Large Cap Basic Value Fund's and AIM Large Cap Growth Fund's Investor Class shares since September 30, 2003 and the restated historical performance of each Funds' Class A shares (for periods prior to September 30, 2003) at net asset value, and reflect the higher Rule 12b-1 fees applicable to the Class A shares.

**   The returns shown for these periods are the restated historical performance of AIM Capital Development Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

*** The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the Funds' Investor Class shares (except Aim Capital Development Fund) is September 30, 2003. The inception date of the Investor Class shares of AIM Capital Development Fund is November 30, 2004.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                              PERIODS ENDED OCTOBER 31, 2004
                                        --------------------------------------------------------------------------
CLASS A SHARES:                         1 YEAR      5 YEARS       10 YEARS      SINCE INCEPTION     INCEPTION DATE
                                        ------      -------       --------      ---------------     --------------
AIM Aggressive Growth Fund               1.16%       (2.90)%        6.41%             N/A             05/01/1984
AIM Blue Chip Fund                      (3.27)       (7.77)         6.83              N/A             02/04/1987
AIM Capital Development Fund             3.45         4.69           N/A              8.08%           06/17/1996
AIM Charter Fund                         3.50        (5.81)         6.42              N/A             11/26/1968
AIM Constellation Fund                  (2.47)       (5.66)         5.13              N/A             04/30/1976
AIM Core Strategies Fund                (0.64         N/A            N/A             (3.11)           12/31/2001
AIM Dent Demographic Fund               (4.74)       (9.41)          N/A             (5.40)           06/07/1999
AIM Diversified Dividend                 6.84         N/A            N/A              3.43            12/31/2001
AIM Emerging Growth Fund                 0.46         N/A            N/A             (9.49            03/31/2000
AIM Large Cap Basic Value Fund           2.57         4.89           N/A              3.38            06/30/1999
AIM Large Cap Growth Fund               (2.55)       (5.18)          N/A             (2.40)           03/01/1999
AIM Mid Cap Growth Fund                 (3.81)        N/A            N/A             (3.01)           11/01/1999
AIM Select Basic Value Fund              2.35         N/A            N/A              8.83            08/30/2002
AIM U.S. Growth Fund                    (3.30)        N/A            N/A              2.86            08/30/2002
AIM Weingarten Fund                     (1.96)      (13.11)         1.94              N/A             06/17/1969



         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                              PERIODS ENDED OCTOBER 31, 2004
                                        --------------------------------------------------------------------------
CLASS B SHARES:                         1 YEAR      5 YEARS       10 YEARS      SINCE INCEPTION     INCEPTION DATE
                                        ------      -------       --------      ---------------     --------------
AIM Aggressive Growth Fund               1.15%       (2.86)%         N/A              1.85%           03/01/1999
AIM Blue Chip Fund                      (3.24)       (7.70)          N/A              3.48            10/01/1996
AIM Capital Development Fund             3.71         4.83           N/A              6.80            10/01/1996
AIM Charter Fund                         3.81        (5.75)          N/A              5.39            06/26/1995
AIM Constellation Fund                  (2.48)       (5.58)          N/A             (0.94)           11/03/1997
AIM Core Strategies Fund                 0.15         N/A            N/A             (2.20)           12/31/2001
AIM Dent Demographic Fund               (4.87)       (9.34)          N/A             (5.20)           06/07/1999
AIM Diversified Dividend                 7.49         N/A            N/A              3.91            12/31/2001
AIM Emerging Growth Fund                 0.70         N/A            N/A             (9.34)           03/31/2000
AIM Large Cap Basic Value Fund           2.80         N/A            N/A              2.07            08/01/2000
AIM Large Cap Growth Fund               (2.44)       (5.11)          N/A             (4.07)           04/05/1999
AIM Mid Cap Growth Fund                 (3.96)        N/A            N/A             (2.98)           11/01/1999
AIM Select Basic Value Fund              3.33         N/A            N/A             10.47            08/30/2002
AIM U.S. Growth Fund                    (2.64)        N/A            N/A              4.27            08/30/2002
AIM Weingarten Fund                     (2.01)      (13.08)          N/A              0.65            06/26/1995

         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                              PERIODS ENDED OCTOBER 31, 2004
                                        --------------------------------------------------------------------------
CLASS C SHARES:                         1 YEAR      5 YEARS       10 YEARS      SINCE INCEPTION     INCEPTION DATE
                                        ------      -------       --------      ---------------     --------------
AIM Aggressive Growth Fund               5.15%       (2.56)%         N/A              1.98%           03/01/1999
AIM Blue Chip Fund                       0.76        (7.32)          N/A              0.00            08/04/1997
AIM Capital Development Fund             7.72         5.16           N/A              4.97            08/04/1997
AIM Charter Fund                         7.79        (5.41)          N/A              0.43            08/04/1997
AIM Constellation Fund                   1.47        (5.29)          N/A             (1.04)           08/04/1997
AIM Core Strategies Fund                 4.15         N/A            N/A             (1.16)           12/31/2001
AIM Dent Demographic Fund               (1.00)       (8.99)          N/A             (5.05)           06/07/1999
AIM Diversified Dividend                11.51         N/A            N/A              4.86            12/31/2001
AIM Emerging Growth Fund                 4.70         N/A            N/A             (8.95)           03/31/2000
AIM Large Cap Basic Value Fund           6.80         N/A            N/A              2.50            08/01/2000
AIM Large Cap Growth Fund                1.44        (4.75)          N/A             (3.90)           04/05/1999
AIM Mid Cap Growth Fund                  0.04         N/A            N/A             (2.59)           11/01/1999
AIM Select Basic Value Fund              7.33         N/A            N/A             11.69            08/30/2002
AIM U.S. Growth Fund                     1.36         N/A            N/A              5.57            08/30/2002
AIM Weingarten Fund                      1.99       (12.80)          N/A             (4.55)           08/04/1997



         The average annual total returns (after taxes on distributions) for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                              PERIODS ENDED OCTOBER 31, 2004
                                         ---------------------------------------------------------------------------
INVESTOR SHARES:                         1 YEAR      5 YEARS      10 YEARS      SINCE INCEPTION    INCEPTION DATE***
                                         ------      -------      --------      ---------------    -----------------
AIM Blue Chip Fund*                       2.53%      (6.69)%       7.45%              N/A             02/04/1987
AIM Capital Development Fund**            9.47        5.88          N/A               8.81%           06/17/1996
AIM Large Cap Basic Value Fund*           8.60        6.11          N/A               4.49            06/30/1999
AIM Large Cap Growth Fund*                3.60       (4.01)         N/A              (1.34)           03/01/1999


* The returns shown for these periods are the blended returns of AIM Blue Chip Fund's, AIM Large Cap Basic Value Fund's and AIM Large Cap Growth Fund's Investor Class shares since September 30, 2003 and the restated historical performance of each Funds' Class A shares (for periods prior to September 30, 2003) at net asset value, and reflect the higher Rule 12b-1 fees applicable to the Class A shares.

**   The returns shown for these periods are the restated historical performance of AIM Capital Development Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

*** The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the Funds' Investor Class shares (except for AIM Capital Development Fund) is September 30, 2003. The inception date of the Investor Class shares of AIM Capital Development Fund is November 30, 2004.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)


         The average annual total returns (after taxes on distributions and redemption and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                               PERIODS ENDED OCTOBER 31, 2004
                                          ------------------------------------------------------------------------
CLASS A SHARES:                           1 YEAR      5 YEARS      10 YEARS     SINCE INCEPTION     INCEPTION DATE
                                          ------      -------      --------     ---------------     --------------
AIM Aggressive Growth Fund                 0.75%      (1.52)%        6.32%            N/A             05/01/1984
AIM Blue Chip Fund                        (2.13)      (6.43)         6.23             N/A             02/04/1987
AIM Capital Development Fund               2.94        4.40          N/A             7.36%            06/17/1996
AIM Charter Fund                           2.34       (4.50)         6.19             N/A             11/26/1968
AIM Constellation Fund                    (1.61)      (3.84)         5.22             N/A             04/30/1976
AIM Core Strategies Fund                  (0.38)        N/A          N/A            (2.58)            12/31/2001
AIM Dent Demographic Fund                 (3.08)      (7.74)         N/A            (4.50)            06/07/1999
AIM Diversified Dividend                   4.83         N/A          N/A             3.00             12/31/2001
AIM Emerging Growth Fund                   0.30         N/A          N/A            (7.72)            03/31/2000
AIM Large Cap Basic Value Fund             1.67        4.27          N/A             2.95             06/30/1999
AIM Large Cap Growth Fund                 (1.66)      (4.33)         N/A            (2.02)            03/01/1999
AIM Mid Cap Growth Fund                   (2.48)        N/A          N/A            (2.54)            11/01/1999
AIM Select Basic Value Fund                1.53         N/A          N/A             7.60             08/30/2002
AIM U.S. Growth Fund                      (1.64)        N/A          N/A             2.57             08/30/2002
AIM Weingarten Fund                       (1.27)      (9.75)         2.88             N/A             06/17/1969


         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                               PERIODS ENDED OCTOBER 31, 2004
                                          ------------------------------------------------------------------------
CLASS B SHARES:                           1 YEAR      5 YEARS      10 YEARS     SINCE INCEPTION     INCEPTION DATE
                                          ------      -------      --------     ---------------     --------------
AIM Aggressive Growth Fund                 0.75%       (1.43)%        N/A            2.50%             03/01/1999
AIM Blue Chip Fund                        (2.11)       (6.38)         N/A            3.14             10/01/1996
AIM Capital Development Fund               3.20         4.55          N/A            6.21             10/01/1996
AIM Charter Fund                           2.48        (4.43)         N/A            5.25             06/26/1995
AIM Constellation Fund                    (1.61)       (3.72)         N/A            0.08             11/03/1997
AIM Core Strategies Fund                   0.13          N/A          N/A           (1.82)            12/31/2001
AIM Dent Demographic Fund                 (3.16)       (7.68)         N/A           (4.34)            06/07/1999
AIM Diversified Dividend                   5.07          N/A          N/A            3.37             12/31/2001
AIM Emerging Growth Fund                   0.45          N/A          N/A           (7.60)            03/31/2000
AIM Large Cap Basic Value Fund             1.82          N/A          N/A            1.77             08/01/2000
AIM Large Cap Growth Fund                 (1.59)       (4.27)         N/A           (3.41)            04/05/1999
AIM Mid Cap Growth Fund                   (2.58)         N/A          N/A           (2.51)            11/01/1999
AIM Select Basic Value Fund                2.16          N/A          N/A            9.02             08/30/2002
AIM U.S. Growth Fund                      (1.18)         N/A          N/A            3.78             08/30/2002
AIM Weingarten Fund                       (1.31)       (9.65)         N/A            1.80             06/26/1995

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                              PERIODS ENDED OCTOBER 31, 2004
                                         -------------------------------------------------------------------------
CLASS C SHARES:                          1 YEAR       5 YEARS      10 YEARS     SINCE INCEPTION     INCEPTION DATE
                                         ------       -------      --------     ---------------     --------------
AIM Aggressive Growth Fund                3.35%       (1.19)%        N/A              2.62%           03/01/1999
AIM Blue Chip Fund                        0.49        (6.07)         N/A              0.03            08/04/1997
AIM Capital Development Fund              5.80         4.84          N/A              4.58            08/04/1997
AIM Charter Fund                          5.06        (4.15)         N/A              0.84            08/04/1997
AIM Constellation Fund                    0.95        (3.49)         N/A             (0.04)           08/04/1997
AIM Core Strategies Fund                  2.73          N/A          N/A             (0.93)           12/31/2001
AIM Dent Demographic Fund                (0.65)       (7.41)         N/A             (4.21)           06/07/1999
AIM Diversified Dividend                  7.68          N/A          N/A              4.19            12/31/2001
AIM Emerging Growth Fund                  3.05          N/A          N/A             (7.29)           03/31/2000
AIM Large Cap Basic Value Fund            4.42          N/A          N/A              2.15            08/01/2000
AIM Large Cap Growth Fund                 0.93        (3.97)         N/A             (3.27)           04/05/1999
AIM Mid Cap Growth Fund                   0.02          N/A          N/A             (2.18)           11/01/1999
AIM Select Basic Value Fund               4.76          N/A          N/A             10.07            08/30/2002
AIM U.S. Growth Fund                      1.42          N/A          N/A              4.90            08/30/2002
AIM Weingarten Fund                       1.29        (9.44)         N/A             (2.64)           08/04/1997


         The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                              PERIODS ENDED OCTOBER 31, 2004
                                         ---------------------------------------------------------------------------
INVESTOR SHARES:                         1 YEAR       5 YEARS      10 YEARS     SINCE INCEPTION    INCEPTION DATE***
                                         ------       -------      --------     ---------------    -----------------
AIM Blue Chip Fund*                       1.64%        (5.56)%       6.80%              N/A            02/04/1987
AIM Capital Development Fund**            6.90          5.45          N/A              8.03%           06/17/1996
AIM Large Cap Basic Value Fund*           5.59          5.33          N/A              3.92            06/30/1999
AIM Large Cap Growth Fund*                2.34         (3.37)         N/A             (1.13)           03/01/1999


* The returns shown for these periods are the blended returns of AIM Blue Chip Fund's, AIM Large Cap Basic Value Fund's and AIM Large Cap Growth Fund's Investor Class shares since September 30, 2003 and the restated historical performance of each Funds' Class A shares (for periods prior to September 30, 2003) at net asset value, and reflect the higher Rule 12b-1 fees applicable to the Class A shares.

**   The returns shown for these periods are the restated historical performance of AIM Capital Development Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

*** The inception dates shown in the table are those of each Fund's Class A shares. The inception date of the Funds' Investor Class shares (except AIM Capital Development Fund) is September 30, 2003. The inception date of the Investor Class shares of AIM Capital Development Fund is November 30, 2004.

                                  APPENDIX O-1



                    PENDING LITIGATION ALLEGING MARKET TIMING



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



         MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT
         H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



         RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME

         FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND,

         AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of
         Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION

         STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
         Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY

         INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



         EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



         SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED,
         V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



         HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



         CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of
         Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



         Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.



         RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN),
         V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD
         J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES
         G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA

         CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



         CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



         MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX O-2



      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING



         The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V.
         T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought are identical to the Parthasarathy lawsuit.



         JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX O-3



     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of January 18, 2005. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.



         RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.



         FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees. By order of the United States District Court for the Middle District of Florida, Tampa Division, the claims made in the Papia lawsuit were consolidated into the Berdat lawsuit discussed above and the Papia lawsuit was administratively closed.

                                  APPENDIX O-4



       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES



         The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



         LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.



         HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of:
         Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX O-5



        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS



         The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of January 18, 2005. By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed.



         JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT
         H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-

         04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

         KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
         H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY
         W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM

         EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED

         MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.



         HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT
         R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES

         FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  APPENDIX O-6



         PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                            CLASS ACTION SETTLEMENTS



         The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was served on January 18, 2005.



AVO HOGAN AND JULIAN W. MEADOWS, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, in the United States District Court, Northern District of Texas (Civil Action No. 3:05-CV-73-P), filed on January 11, 2005. This claim alleges violations of Sections 36(a), 36(b) and 47(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty and negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and counsel fees.

                             FINANCIAL STATEMENTS



                                                                              FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Aggressive Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Aggressive Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS-95.48%

ADVERTISING-1.94%

Lamar Advertising Co.-Class A(a)(b)                350,000   $   14,497,000
---------------------------------------------------------------------------
Omnicom Group Inc.                                 300,000       23,670,000
===========================================================================
                                                                 38,167,000
===========================================================================

AIRLINES-0.80%

Southwest Airlines Co.                           1,000,000       15,770,000
===========================================================================

APPAREL RETAIL-3.93%

Aeropostale, Inc.(a)(c)                            475,000       14,986,250
---------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                          500,000       11,230,000
---------------------------------------------------------------------------
Foot Locker, Inc.                                  500,000       12,200,000
---------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)(b)                  490,800       15,254,064
---------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)(c)        1,000,000       23,440,000
===========================================================================
                                                                 77,110,314
===========================================================================

APPLICATION SOFTWARE-4.15%

Amdocs Ltd. (United Kingdom)(a)                    625,000       15,718,750
---------------------------------------------------------------------------
Citrix Systems, Inc.(a)(b)                         750,000       18,097,500
---------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                           450,000       17,779,500
---------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       425,000       18,457,750
---------------------------------------------------------------------------
Synopsys, Inc.(a)                                  700,000       11,368,000
===========================================================================
                                                                 81,421,500
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-5.61%

Affiliated Managers Group, Inc.(a)(b)              300,000       16,752,000
---------------------------------------------------------------------------
Investors Financial Services Corp.(b)            1,100,000       42,339,000
---------------------------------------------------------------------------
Legg Mason, Inc.(b)                                450,000       28,669,500
---------------------------------------------------------------------------
T. Rowe Price Group Inc.                           400,000       22,308,000
===========================================================================
                                                                110,068,500
===========================================================================

BIOTECHNOLOGY-2.79%

Amylin Pharmaceuticals, Inc.(a)(b)                 675,000       14,377,500
---------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)                    235,000        9,973,400
---------------------------------------------------------------------------
Invitrogen Corp.(a)                                300,000       17,370,000
---------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)(b)                    200,000       12,996,000
===========================================================================
                                                                 54,716,900
===========================================================================

BROADCASTING & CABLE TV-2.09%

Radio One, Inc.-Class D(a)                       1,000,000       14,690,000
---------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)(b)        850,000       26,316,000
===========================================================================
                                                                 41,006,000
===========================================================================

BUILDING PRODUCTS-1.26%

American Standard Cos. Inc.(a)                     678,000       24,794,460
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-6.52%

ADTRAN, Inc.                                       239,400   $    5,171,040
---------------------------------------------------------------------------
Andrew Corp.(a)                                    925,000       12,931,500
---------------------------------------------------------------------------
Avaya Inc.(a)(b)                                 1,250,000       18,000,000
---------------------------------------------------------------------------
Avocent Corp.(a)                                   350,000       12,460,000
---------------------------------------------------------------------------
Comverse Technology, Inc.(a)(b)                  1,500,000       30,960,000
---------------------------------------------------------------------------
Plantronics, Inc.                                  528,600       22,994,100
---------------------------------------------------------------------------
Polycom, Inc.(a)                                   500,000       10,325,000
---------------------------------------------------------------------------
Tekelec(a)                                         682,500       15,233,400
===========================================================================
                                                                128,075,040
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.98%

Best Buy Co., Inc.                                 325,000       19,246,500
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

Joy Global Inc.                                    375,000       12,671,250
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-7.24%

Alliance Data Systems Corp.(a)(b)                1,000,000       42,280,000
---------------------------------------------------------------------------
Fiserv, Inc.(a)                                  1,000,000       35,540,000
---------------------------------------------------------------------------
Paychex, Inc.(b)                                   750,000       24,595,500
---------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                     1,500,000       39,735,000
===========================================================================
                                                                142,150,500
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.81%

Cintas Corp.(b)                                    750,000       32,355,000
---------------------------------------------------------------------------
Corporate Executive Board Co. (The)(c)             200,000       12,730,000
---------------------------------------------------------------------------
CoStar Group Inc.(a)                               250,000       10,092,500
===========================================================================
                                                                 55,177,500
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.47%

Cooper Industries, Ltd.-Class A (Bermuda)          225,000       14,377,500
---------------------------------------------------------------------------
EnerSys(a)                                       1,100,000       14,520,000
===========================================================================
                                                                 28,897,500
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.99%

Agilent Technologies, Inc.(a)(b)                   750,000       18,795,000
---------------------------------------------------------------------------
Littelfuse, Inc.(a)                                250,000        8,155,000
---------------------------------------------------------------------------
Tektronix, Inc.                                    400,000       12,132,000
===========================================================================
                                                                 39,082,000
===========================================================================

EMPLOYMENT SERVICES-2.23%

Robert Half International Inc.                   1,650,000       43,774,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.94%

Family Dollar Stores, Inc.(b)                      625,000   $   18,468,750
===========================================================================

HEALTH CARE EQUIPMENT-3.05%

Cytyc Corp.(a)                                     385,000       10,044,650
---------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)         600,000       34,416,000
---------------------------------------------------------------------------
PerkinElmer, Inc.                                  750,000       15,405,000
===========================================================================
                                                                 59,865,650
===========================================================================

HEALTH CARE FACILITIES-1.95%

Health Management Associates, Inc.-Class A(b)      500,000       10,330,000
---------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                       350,000       11,347,000
---------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                           500,000       16,515,000
===========================================================================
                                                                 38,192,000
===========================================================================

HEALTH CARE SERVICES-4.90%

Caremark Rx, Inc.(a)                             1,250,000       37,462,500
---------------------------------------------------------------------------
DaVita, Inc.(a)                                    600,000       17,772,000
---------------------------------------------------------------------------
Express Scripts, Inc.(a)(b)                        400,000       25,600,000
---------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                    450,000       15,259,500
===========================================================================
                                                                 96,094,000
===========================================================================

HOTELS, RESORTS & CRUISE LINES-0.83%

Royal Caribbean Cruises Ltd. (Liberia)(b)          350,000       16,310,000
===========================================================================

INDUSTRIAL CONGLOMERATES-2.17%

Textron Inc.(c)                                    625,000       42,593,750
===========================================================================

INDUSTRIAL MACHINERY-1.28%

Danaher Corp.(b)                                   200,000       11,026,000
---------------------------------------------------------------------------
Eaton Corp.                                        221,000       14,132,950
===========================================================================
                                                                 25,158,950
===========================================================================

INVESTMENT BANKING & BROKERAGE-1.86%

Ameritrade Holding Corp.(a)                      1,000,000       13,020,000
---------------------------------------------------------------------------
Edwards (A.G.), Inc.(b)                            250,000        9,065,000
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      175,000       14,376,250
===========================================================================
                                                                 36,461,250
===========================================================================

IT CONSULTING & OTHER SERVICES-1.35%

Acxiom Corp.                                       600,000       15,000,000
---------------------------------------------------------------------------
CACI International Inc.-Class A(a)                 188,800       11,511,136
===========================================================================
                                                                 26,511,136
===========================================================================

LEISURE PRODUCTS-0.72%

Brunswick Corp.                                    300,000       14,076,000
===========================================================================

MOVIES & ENTERTAINMENT-0.92%

Regal Entertainment Group-Class A(b)               912,200       18,161,902
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

OIL & GAS DRILLING-0.59%

Patterson-UTI Energy, Inc.(c)                      600,000   $   11,538,000
===========================================================================

PAPER PRODUCTS-0.47%

Bowater Inc.                                       250,000        9,210,000
===========================================================================

PHARMACEUTICALS-4.21%

Allergan, Inc.                                      34,100        2,440,196
---------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                       550,000       20,707,500
---------------------------------------------------------------------------
Eon Labs, Inc.(a)                                  354,939        8,735,049
---------------------------------------------------------------------------
Impax Laboratories, Inc.(a)(b)                     922,200       13,611,672
---------------------------------------------------------------------------
IVAX Corp.(a)(b)                                   937,500       16,968,750
---------------------------------------------------------------------------
MGI Pharma, Inc.(a)                                400,000       10,668,000
---------------------------------------------------------------------------
Valeant Pharmaceuticals International              400,000        9,600,000
===========================================================================
                                                                 82,731,167
===========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.99%

CB Richard Ellis Group, Inc.-Class A(a)            750,000       19,425,000
===========================================================================

RESTAURANTS-3.69%

Brinker International, Inc.(a)(b)                  750,000       24,225,000
---------------------------------------------------------------------------
CBRL Group, Inc.                                   500,000       18,130,000
---------------------------------------------------------------------------
Ruby Tuesday, Inc.                                 675,000       16,672,500
---------------------------------------------------------------------------
Wendy's International, Inc.                        400,000       13,348,000
===========================================================================
                                                                 72,375,500
===========================================================================

SEMICONDUCTOR EQUIPMENT-3.10%

KLA-Tencor Corp.(a)(b)                             500,000       22,765,000
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)(b)                     1,000,000       25,910,000
---------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          350,000       12,113,500
===========================================================================
                                                                 60,788,500
===========================================================================

SEMICONDUCTORS-6.63%

Marvell Technology Group Ltd. (Bermuda)(a)(c)      375,000       10,713,750
---------------------------------------------------------------------------
AMIS Holdings, Inc.(a)                           1,100,000       16,720,000
---------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          625,000       16,906,250
---------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)            1,500,000       17,730,000
---------------------------------------------------------------------------
Microchip Technology Inc.(b)                     1,000,000       30,250,000
---------------------------------------------------------------------------
Micron Technology, Inc.(a)(b)                    1,000,000       12,180,000
---------------------------------------------------------------------------
RF Micro Devices, Inc.(a)(b)                     1,525,000        9,927,750
---------------------------------------------------------------------------
Semtech Corp.(a)(b)                                750,000       15,660,000
===========================================================================
                                                                130,087,750
===========================================================================

SPECIALTY CHEMICALS-0.48%

Valspar Corp. (The)                                200,000        9,332,000
===========================================================================

SPECIALTY STORES-4.23%

Advance Auto Parts, Inc.(a)                         61,000        2,386,320
---------------------------------------------------------------------------
Linens 'n Things, Inc.(a)                          750,000       18,060,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Staples, Inc.(b)                                 1,000,000   $   29,740,000
---------------------------------------------------------------------------
Tiffany & Co.                                      500,000       14,665,000
---------------------------------------------------------------------------
Tractor Supply Co.(a)                              500,000       18,140,000
===========================================================================
                                                                 82,991,320
===========================================================================

TECHNOLOGY DISTRIBUTORS-1.26%

CDW Corp.                                          400,000       24,812,000
===========================================================================

THRIFTS & MORTGAGE FINANCE-0.70%

New York Community Bancorp, Inc.(b)                750,000       13,770,000
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.87%

MSC Industrial Direct Co., Inc.-Class A            500,000       17,070,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

TRUCKING-1.83%

Sirva Inc.(a)                                    1,500,000   $   36,000,000
===========================================================================
    Total Common Stocks (Cost $1,607,325,016)                 1,874,154,089
===========================================================================
MONEY MARKET FUNDS-4.94%

Liquid Assets Portfolio-Institutional
  Class(d)                                      48,442,076       48,442,076
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     48,442,076       48,442,076
===========================================================================
    Total Money Market Funds (Cost
      $96,884,152)                                               96,884,152
===========================================================================
TOTAL INVESTMENTS-100.42%
  (excluding investments purchased with cash
  collateral from securities loaned) (Cost
  $1,704,209,168)                                             1,971,038,241
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-13.03%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  127,900,554      127,900,554
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  127,900,554      127,900,554
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $255,801,108)                                       255,801,108
===========================================================================
TOTAL INVESTMENTS-113.45% (Cost
  $1,960,010,276)                                             2,226,839,349
===========================================================================
OTHER ASSETS LESS LIABILITIES-(13.45%)                         (263,934,602)
===========================================================================
NET ASSETS-100.00%                                           $1,962,904,747
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) A portion of this security is subject to call options written. See Note 1F and Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $1,607,325,016)*                            $1,874,154,089
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $352,685,260)                            352,685,260
============================================================
  Total investments (cost $1,960,010,276)      2,226,839,349
____________________________________________________________
============================================================
Cash                                                 990,624
------------------------------------------------------------
Receivables for:
  Investments sold                                45,624,834
------------------------------------------------------------
  Fund shares sold                                 1,096,985
------------------------------------------------------------
  Dividends                                          545,715
------------------------------------------------------------
  Premium options written                            402,609
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               152,955
------------------------------------------------------------
Other assets                                          31,627
============================================================
     Total assets                              2,275,684,698
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           50,838,522
------------------------------------------------------------
  Fund shares reacquired                           3,237,399
------------------------------------------------------------
  Options written, at market value (premiums
     received $830,758)                            1,000,960
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                289,833
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      255,801,108
------------------------------------------------------------
Accrued distribution fees                            586,155
------------------------------------------------------------
Accrued trustees' fees                                 2,700
------------------------------------------------------------
Accrued transfer agent fees                          820,724
------------------------------------------------------------
Accrued operating expenses                           202,550
============================================================
     Total liabilities                           312,779,951
============================================================
Net assets applicable to shares outstanding   $1,962,904,747
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,288,155,491
------------------------------------------------------------
Undistributed net investment income (loss)          (256,874)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts    (591,652,741)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                266,658,871
============================================================
                                              $1,962,904,747
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,640,288,448
____________________________________________________________
============================================================
Class B                                       $  248,424,615
____________________________________________________________
============================================================
Class C                                       $   71,229,207
____________________________________________________________
============================================================
Class R                                       $    2,834,226
____________________________________________________________
============================================================
Institutional Class                           $      128,251
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          170,545,391
____________________________________________________________
============================================================
Class B                                           27,157,561
____________________________________________________________
============================================================
Class C                                            7,787,511
____________________________________________________________
============================================================
Class R                                              296,658
____________________________________________________________
============================================================
Institutional Class                                   13,141
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.62
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.62 divided by
       94.50%)                                $        10.18
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $         9.15
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $         9.15
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $         9.55
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $         9.76
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $250,914,612 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,050)          $   8,323,244
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $631,176)*                           1,249,812
===========================================================================
    Total investment income                                       9,573,056
===========================================================================

EXPENSES:

Advisory fees                                                    14,026,309
---------------------------------------------------------------------------
Administrative services fees                                        476,287
---------------------------------------------------------------------------
Custodian fees                                                      216,364
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         4,656,901
---------------------------------------------------------------------------
  Class B                                                         2,595,972
---------------------------------------------------------------------------
  Class C                                                           763,418
---------------------------------------------------------------------------
  Class R                                                            11,194
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                          7,320,608
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              106
---------------------------------------------------------------------------
Trustees' fees and retirement benefits                               53,801
---------------------------------------------------------------------------
Other                                                             1,046,299
===========================================================================
    Total expenses                                               31,167,259
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                      238,837
===========================================================================
    Net expenses                                                 30,928,422
===========================================================================
Net investment income (loss)                                    (21,355,366)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         455,938,443
---------------------------------------------------------------------------
  Option contracts written                                          261,654
===========================================================================
                                                                456,200,097
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (287,875,082)
---------------------------------------------------------------------------
  Option contracts written                                         (170,202)
===========================================================================
                                                               (288,045,284)
===========================================================================
Net gain from investment securities and option contracts        168,154,813
===========================================================================
Net increase in net assets resulting from operations          $ 146,799,447
___________________________________________________________________________
===========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                     2004              2003
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $  (21,355,366)   $  (22,556,283)
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts                                                      456,200,097        61,969,001
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                    (288,045,284)      408,592,565
================================================================================================
    Net increase in net assets resulting from operations           146,799,447       448,005,283
================================================================================================
Share transactions-net:
  Class A                                                         (469,733,957)     (198,927,862)
------------------------------------------------------------------------------------------------
  Class B                                                          (28,990,427)      (13,011,938)
------------------------------------------------------------------------------------------------
  Class C                                                          (14,524,768)       (6,417,966)
------------------------------------------------------------------------------------------------
  Class R                                                            1,554,735           879,113
------------------------------------------------------------------------------------------------
  Institutional Class                                               (2,730,852)        1,928,983
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           (514,425,269)     (215,549,670)
================================================================================================
    Net increase (decrease) in net assets                         (367,625,822)      232,455,613
================================================================================================

NET ASSETS:

  Beginning of year                                              2,330,530,569     2,098,074,956
================================================================================================
  End of year (including undistributed net investment income
    (loss) of $(256,874) and $(235,341) for 2004 and 2003,
    respectively)                                               $1,962,904,747    $2,330,530,569
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $12,113.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $187,437 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $476,287 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $7,320,608 for Class A, Class B, Class C and Class R shares and $106 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $4,656,901, $2,595,972, $763,418 and $11,194, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $227,703 in front-end sales commissions from the sale of Class A shares and $24,499, $28,619, $9,130 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        UNREALIZED
                 MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $37,783,111     $  543,189,076    $  (532,530,111)       $   --        $48,442,076     $  311,874      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           37,783,111        543,189,076       (532,530,111)           --         48,442,076        306,762          --
=================================================================================================================================
  Subtotal       $75,566,222     $1,086,378,152    $(1,065,060,222)       $   --        $96,884,152     $  618,636      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        UNREALIZED
                 MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME*      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $261,330,936    $  376,727,435    $  (510,157,817)       $   --        $127,900,554    $  318,715      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class          261,330,936        376,727,435       (510,157,817)           --        127,900,554        312,461          --
=================================================================================================================================
  Subtotal       $522,661,872    $  753,454,870    $(1,020,315,634)       $   --        $255,801,108    $  631,176      $   --
=================================================================================================================================
  Total          $598,228,094    $1,839,833,022    $(2,085,375,856)       $   --        $352,685,260    $1,249,812      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $36,617,685 and $34,757,881, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $33,422 and credits in custodian fees of $5,865 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $39,287.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $12,315 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $250,914,612 were on loan to brokers. The loans were secured by cash collateral of $255,801,108 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $631,176 for securities lending transactions.

NOTE 9--OPTIONS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of year                                                  --      $       --
-------------------------------------------------------------------------------------
Written                                                        20,359       1,201,222
-------------------------------------------------------------------------------------
Closed                                                         (2,250)       (204,468)
-------------------------------------------------------------------------------------
Expired                                                        (2,000)       (165,996)
=====================================================================================
End of year                                                    16,109      $  830,758
_____________________________________________________________________________________
=====================================================================================

                                           OPEN CALL OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                                                                 OCTOBER 31,
                                                                                                    2004          UNREALIZED
                                                  CONTRACT    STRIKE    NUMBER OF    PREMIUMS      MARKET        APPRECIATION
                                                   MONTH      PRICE     CONTRACTS    RECEIVED       VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.                                 Dec-04       $35          863      $63,170     $   69,040       $  (5,870)
------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)               Dec-04       $65          476       79,490         80,920          (1,430)
------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.                     Nov-04       $30        3,750      254,994        365,625        (110,631)
------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.               Dec-04       $25        4,250      177,560        233,750         (56,190)
------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                        Nov-04       $20        6,000      173,156        165,000           8,156
------------------------------------------------------------------------------------------------------------------------------
Textron Inc.                                      Dec-04       $70          770       82,388         86,625          (4,237)
==============================================================================================================================
                                                                         16,109      $830,758    $1,000,960       $(170,202)
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS


DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments                        $  263,785,561
----------------------------------------------------------------------------
Temporary book/tax differences                                      (256,874)
----------------------------------------------------------------------------
Capital loss carryforward                                       (588,779,431)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,288,155,491
============================================================================
Total net assets                                              $1,962,904,747
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on option contracts written of $(170,202).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $451,377,424 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD*
---------------------------------------------------------------------------------
October 31, 2009                                                  $125,040,407
---------------------------------------------------------------------------------
October 31, 2010                                                   463,739,024
=================================================================================
Total capital loss carryforward                                   $588,779,431
_________________________________________________________________________________
=================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $2,480,691,107 and $3,053,547,607, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $301,188,049
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (37,232,286)
==============================================================================
Net unrealized appreciation of investment securities             $263,955,763
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,962,883,586.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $21,333,833 and shares of beneficial interest decreased by $21,333,833. This reclassification had no effect on the net assets of the Fund.

NOTE 13 -- SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      19,503,343    $ 183,246,538     35,791,336    $ 277,895,468
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,785,031       24,931,760      4,508,173       33,128,293
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,454,243       13,022,624      2,072,120       15,430,661
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         233,461        2,175,865        162,296        1,283,289
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --        275,456        2,002,058
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         366,882        3,476,875        337,998        2,617,107
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (384,365)      (3,476,875)      (351,540)      (2,617,107)
==========================================================================================================================
Reacquired:
  Class A                                                     (69,860,562)    (656,457,370)   (62,095,032)    (479,440,437)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,651,768)     (50,445,312)    (5,947,043)     (43,523,124)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,075,625)     (27,547,392)    (2,982,429)     (21,848,627)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (66,756)        (621,130)       (51,154)        (404,176)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (272,069)      (2,730,852)        (9,111)         (73,075)
==========================================================================================================================
                                                              (54,968,185)   $(514,425,269)   (28,288,930)   $(215,549,670)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------------------------------
                                                  2004                 2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $     8.99           $     7.30       $     8.68       $    18.41       $    13.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.08)(a)            (0.07)(a)        (0.09)(a)        (0.09)(a)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.71                 1.76            (1.29)           (6.34)           11.08
=================================================================================================================================
    Total from investment operations                 0.63                 1.69            (1.38)           (6.43)           10.95
=================================================================================================================================
Less distributions from net realized gains             --                   --               --            (3.30)           (6.44)
=================================================================================================================================
Net asset value, end of period                 $     9.62           $     8.99       $     7.30       $     8.68       $    18.41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.01%               23.15%          (15.90)%         (40.51)%          47.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,640,288           $1,983,600       $1,798,318       $2,516,407       $4,444,515
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.29%(c)(d)          1.30%            1.32%            1.17%            1.04%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.86)%(c)           (0.96)%          (1.00)%          (0.79)%          (0.77)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                               115%                  78%              68%              89%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,862,760,352.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.30%.

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.62         $   7.04    $   8.45    $  18.12    $  13.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)        (0.13)(a)    (0.15)(a)    (0.17)(a)    (0.29)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.67             1.71       (1.26)      (6.20)      11.04
===========================================================================================================================
    Total from investment operations                              0.53             1.58       (1.41)      (6.37)      10.75
===========================================================================================================================
Less distributions from net realized gains                          --               --          --       (3.30)      (6.44)
===========================================================================================================================
Net asset value, end of period                                $   9.15         $   8.62    $   7.04    $   8.45    $  18.12
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   6.15%           22.44%     (16.69)%    (40.90)%     46.29%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $248,425         $262,098    $226,806    $294,303    $374,010
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.04%(c)(d)      2.05%       2.07%       1.94%       1.86%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.61)%(c)       (1.71)%     (1.75)%     (1.55)%     (1.59)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            115%              78%         68%         89%         79%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $259,597,199.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                                        2004              2003            2002            2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.62           $  7.04         $  8.45         $ 18.11         $  13.81
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.14)(a)         (0.13)(a)       (0.15)(a)       (0.17)(a)        (0.29)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.67              1.71           (1.26)          (6.19)           11.03
=================================================================================================================================
    Total from investment operations                      0.53              1.58           (1.41)          (6.36)           10.74
=================================================================================================================================
Less distributions from net realized gains                  --                --              --           (3.30)           (6.44)
=================================================================================================================================
Net asset value, end of period                         $  9.15           $  8.62         $  7.04         $  8.45         $  18.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           6.15%            22.44%         (16.69)%        (40.86)%          46.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $71,229           $81,079         $72,676         $96,640         $120,591
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.04%(c)(d)       2.05%           2.07%           1.94%            1.86%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (1.61)%(c)        (1.71)%         (1.75)%         (1.55)%          (1.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    115%               78%             68%             89%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $76,341,843.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.

                                                                                  CLASS R
                                                              -----------------------------------------------
                                                                    YEAR ENDED                 JUNE 3, 2002
                                                                    OCTOBER 31,                (DATE SALES
                                                              -----------------------         COMMENCED) TO
                                                               2004             2003         OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.96           $ 7.29            $  8.89
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)        (0.10)(a)          (0.04)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.69             1.77              (1.56)
=============================================================================================================
    Total from investment operations                            0.59             1.67              (1.60)
=============================================================================================================
Net asset value, end of period                                $ 9.55           $ 8.96            $  7.29
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 6.58%           22.91%            (18.00)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,834           $1,164            $   137
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                         1.54%(c)(d)      1.55%              1.62%(e)
=============================================================================================================
Ratio of net investment income (loss) to average net assets    (1.11)%(c)       (1.21)%            (1.30)%(e)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(f)                                       115%              78%                68%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,238,723.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                            INSTITUTIONAL CLASS
                                                                --------------------------------------------
                                                                     YEAR ENDED             MARCH 15, 2002
                                                                     OCTOBER 31,              (DATE SALES
                                                                ---------------------        COMMENCED) TO
                                                                 2004           2003       OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $9.08          $7.32            $  9.53
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.03)(a)      (0.03)(a)          (0.02)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.71           1.79              (2.19)
============================================================================================================
    Total from investment operations                             0.68           1.76              (2.21)
============================================================================================================
Net asset value, end of period                                  $9.76          $9.08            $  7.32
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  7.49%         24.04%            (23.19)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 128          $2,589           $   138
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets                          0.72%(c)(d)    0.71%              0.81%(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets     (0.29)%(c)     (0.37)%            (0.49)%(e)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(f)                                        115%            78%                68%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,271,385.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.73%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Blue Chip Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Blue Chip Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Blue Chip Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.17%

AEROSPACE & DEFENSE-2.17%

Honeywell International Inc.                      700,000   $   23,576,000
--------------------------------------------------------------------------
United Technologies Corp.                         350,000       32,487,000
==========================================================================
                                                                56,063,000
==========================================================================

AIR FREIGHT & LOGISTICS-1.01%

United Parcel Service, Inc.-Class B               330,000       26,129,400
==========================================================================

ALUMINUM-0.71%

Alcoa Inc.                                        567,200       18,434,000
==========================================================================

APPAREL RETAIL-0.70%

Gap, Inc. (The)                                   900,000       17,982,000
==========================================================================

BIOTECHNOLOGY-2.09%

Amgen Inc.(a)                                     570,000       32,376,000
--------------------------------------------------------------------------
Genentech, Inc.(a)(b)                             475,000       21,626,750
==========================================================================
                                                                54,002,750
==========================================================================

BUILDING PRODUCTS-0.90%

Masco Corp.                                       675,000       23,125,500
==========================================================================

COMMUNICATIONS EQUIPMENT-2.91%

Cisco Systems, Inc.(a)                          3,100,000       59,551,000
--------------------------------------------------------------------------
Motorola, Inc.                                    900,000       15,534,000
==========================================================================
                                                                75,085,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.88%

Best Buy Co., Inc.(b)                             385,000       22,799,700
==========================================================================

COMPUTER HARDWARE-3.26%

Dell Inc.(a)                                    1,375,000       48,207,500
--------------------------------------------------------------------------
International Business Machines Corp.             400,000       35,900,000
==========================================================================
                                                                84,107,500
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.87%

EMC Corp.(a)                                    1,750,000       22,522,500
==========================================================================

CONSUMER FINANCE-2.54%

American Express Co.                              635,000       33,699,450
--------------------------------------------------------------------------
MBNA Corp.                                        550,000       14,096,500
--------------------------------------------------------------------------
SLM Corp.                                         390,000       17,651,400
==========================================================================
                                                                65,447,350
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.65%

Automatic Data Processing, Inc.                   527,300       22,879,547
--------------------------------------------------------------------------
First Data Corp.                                  475,000       19,608,000
==========================================================================
                                                                42,487,547
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

DEPARTMENT STORES-0.64%

J.C. Penney Co., Inc.                             475,000   $   16,430,250
==========================================================================

DIVERSIFIED BANKS-2.52%

Bank of America Corp.                             850,000       38,071,500
--------------------------------------------------------------------------
Wells Fargo & Co.                                 450,000       26,874,000
==========================================================================
                                                                64,945,500
==========================================================================

DIVERSIFIED CHEMICALS-0.96%

Dow Chemical Co. (The)                            550,000       24,717,000
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.65%

Apollo Group, Inc.-Class A(a)                     300,000       19,800,000
--------------------------------------------------------------------------
Cendant Corp.                                   1,100,000       22,649,000
==========================================================================
                                                                42,449,000
==========================================================================

ELECTRIC UTILITIES-1.01%

FPL Group, Inc.                                   275,000       18,947,500
--------------------------------------------------------------------------
Southern Co. (The)                                225,000        7,107,750
==========================================================================
                                                                26,055,250
==========================================================================

ENVIRONMENTAL SERVICES-0.80%

Waste Management, Inc.                            725,000       20,648,000
==========================================================================

FOOD DISTRIBUTORS-0.69%

Sysco Corp.                                       550,000       17,748,500
==========================================================================

FOOTWEAR-1.02%

NIKE, Inc.-Class B                                325,000       26,425,750
==========================================================================

GENERAL MERCHANDISE STORES-0.85%

Target Corp.                                      440,000       22,008,800
==========================================================================

HEALTH CARE EQUIPMENT-2.81%

Medtronic, Inc.                                   650,000       33,221,500
--------------------------------------------------------------------------
Waters Corp.(a)                                   375,000       15,483,750
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          305,000       23,664,950
==========================================================================
                                                                72,370,200
==========================================================================

HOME IMPROVEMENT RETAIL-1.91%

Home Depot, Inc. (The)                          1,200,000       49,296,000
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.51%

Carnival Corp. (Panama)(b)                        425,000       21,488,000
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         365,000       17,421,450
==========================================================================
                                                                38,909,450
==========================================================================

HOUSEHOLD PRODUCTS-2.77%

Colgate-Palmolive Co.                             450,000       20,079,000
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                      1,005,000       51,435,900
==========================================================================
                                                                71,514,900
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HOUSEWARES & SPECIALTIES-0.56%

Fortune Brands, Inc.                              200,000   $   14,564,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-3.54%

Costco Wholesale Corp.(b)                         525,000       25,168,500
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                           1,225,000       66,052,000
==========================================================================
                                                                91,220,500
==========================================================================

INDUSTRIAL CONGLOMERATES-6.01%

3M Co.                                            250,000       19,392,500
--------------------------------------------------------------------------
General Electric Co.                            2,405,000       82,058,600
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               1,720,000       53,578,000
==========================================================================
                                                               155,029,100
==========================================================================

INDUSTRIAL GASES-0.65%

Air Products & Chemicals, Inc.                    315,000       16,751,700
==========================================================================

INDUSTRIAL MACHINERY-2.05%

Danaher Corp.(b)                                  580,000       31,975,400
--------------------------------------------------------------------------
Eaton Corp.                                       325,000       20,783,750
==========================================================================
                                                                52,759,150
==========================================================================

INTEGRATED OIL & GAS-3.47%

Exxon Mobil Corp.                               1,820,000       89,580,400
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.98%

SBC Communications Inc.                         1,005,000       25,386,300
==========================================================================

INTERNET RETAIL-0.76%

eBay Inc.(a)                                      200,000       19,522,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.34%

Goldman Sachs Group, Inc. (The)                   315,000       30,989,700
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         550,000       29,667,000
--------------------------------------------------------------------------
Morgan Stanley                                    500,000       25,545,000
==========================================================================
                                                                86,201,700
==========================================================================

IT CONSULTING & OTHER SERVICES-0.52%

Accenture Ltd.-Class A (Bermuda)(a)               550,000       13,315,500
==========================================================================

MANAGED HEALTH CARE-1.47%

UnitedHealth Group Inc.                           525,000       38,010,000
==========================================================================

MOVIES & ENTERTAINMENT-0.92%

Viacom Inc.-Class B                               650,000       23,718,500
==========================================================================

MULTI-LINE INSURANCE-1.77%

American International Group, Inc.                750,000       45,532,500
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.61%

Dominion Resources, Inc.                          245,000       15,758,400
==========================================================================

OIL & GAS DRILLING-0.41%

ENSCO International Inc.                          350,000       10,692,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-1.00%

Schlumberger Ltd. (Netherlands)                   410,000   $   25,805,400
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.28%

Citigroup Inc.                                  1,875,000       83,193,750
--------------------------------------------------------------------------
JPMorgan Chase & Co.                            1,370,000       52,882,000
==========================================================================
                                                               136,075,750
==========================================================================

PERSONAL PRODUCTS-2.07%

Avon Products, Inc.                               625,000       24,718,750
--------------------------------------------------------------------------
Gillette Co. (The)                                690,000       28,621,200
==========================================================================
                                                                53,339,950
==========================================================================

PHARMACEUTICALS-7.28%

Allergan, Inc.(b)                                 230,000       16,458,800
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      250,000       11,150,000
--------------------------------------------------------------------------
Johnson & Johnson                               1,000,000       58,380,000
--------------------------------------------------------------------------
Lilly (Eli) & Co.                                 290,000       15,923,900
--------------------------------------------------------------------------
Pfizer Inc.                                     2,450,000       70,927,500
--------------------------------------------------------------------------
Wyeth                                             375,000       14,868,750
==========================================================================
                                                               187,708,950
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.03%

Allstate Corp. (The)                              550,000       26,449,500
==========================================================================

RAILROADS-0.77%

Canadian National Railway Co. (Canada)            370,000       19,998,500
==========================================================================

RESTAURANTS-1.36%

McDonald's Corp.                                1,200,000       34,980,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.01%

Applied Materials, Inc.(a)                        800,000       12,880,000
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)(b)                            290,000       13,203,700
==========================================================================
                                                                26,083,700
==========================================================================

SEMICONDUCTORS-3.92%

Analog Devices, Inc.                              420,000       16,909,200
--------------------------------------------------------------------------
Intel Corp.                                     1,600,000       35,616,000
--------------------------------------------------------------------------
Linear Technology Corp.                           355,000       13,447,400
--------------------------------------------------------------------------
Microchip Technology Inc.                         500,000       15,125,000
--------------------------------------------------------------------------
Xilinx, Inc.                                      650,000       19,890,000
==========================================================================
                                                               100,987,600
==========================================================================

SOFT DRINKS-0.84%

PepsiCo, Inc.                                     435,000       21,567,300
==========================================================================

SPECIALTY STORES-0.59%

Bed Bath & Beyond Inc.(a)                         375,000       15,296,250
==========================================================================

SYSTEMS SOFTWARE-6.08%

Microsoft Corp.                                 3,100,000       86,769,000
--------------------------------------------------------------------------
Oracle Corp.(a)                                 2,125,000       26,902,500
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Symantec Corp.(a)                                 375,000   $   21,352,500
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                       1,000,000       21,880,000
==========================================================================
                                                               156,904,000
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.18%

Fannie Mae                                        435,000       30,515,250
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.87%

Vodafone Group PLC-ADR (United Kingdom)           870,000       22,437,300
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,015,015,477)                        2,557,896,547
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILLS-0.06%

1.61%, 12/16/04 (Cost $1,496,976)(c)           $1,500,000        1,496,976
==========================================================================

MONEY MARKET FUNDS-0.56%

Liquid Assets Portfolio-Institutional
  Class(d)                                      7,279,701   $    7,279,701
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     7,279,701        7,279,701
==========================================================================
    Total Money Market Funds (Cost
      $14,559,402)                                              14,559,402
==========================================================================
TOTAL INVESTMENTS-99.79% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,031,071,855)                                            2,573,952,925
==========================================================================

--------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.36%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  34,975,975   $   34,975,975
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $34,975,975)                                        34,975,975
==========================================================================
TOTAL INVESTMENTS-101.15% (Cost
  $2,066,047,830)                                            2,608,928,900
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.15%)                          (29,754,052)
==========================================================================
NET ASSETS-100.00%                                          $2,579,174,848
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $2,016,512,453)*                           $ 2,559,393,523
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $49,535,377)                        49,535,377
============================================================
    Total investments (cost $2,066,047,830)    2,608,928,900
============================================================
Receivables for:
  Investments sold                                17,741,398
------------------------------------------------------------
  Fund shares sold                                 1,201,975
------------------------------------------------------------
  Dividends                                        2,809,147
------------------------------------------------------------
Investment for trustee deferred compensation and retirement
  plans      154,126
------------------------------------------------------------
Other assets                                          49,427
============================================================
    Total assets                               2,630,884,973
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,373,237
------------------------------------------------------------
  Fund shares reacquired                           6,807,910
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 275,117
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        34,975,975
------------------------------------------------------------
Accrued distribution fees                          1,444,569
------------------------------------------------------------
Accrued trustees' fees                                 4,120
------------------------------------------------------------
Accrued transfer agent fees                        1,351,948
------------------------------------------------------------
Accrued operating expenses                           477,249
============================================================
    Total liabilities                             51,710,125
============================================================
Net assets applicable to shares outstanding  $ 2,579,174,848
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,728,825,373
------------------------------------------------------------
Undistributed net investment income (loss)          (228,692)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures
  contracts                                   (1,692,302,903)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     542,881,070
============================================================
                                             $ 2,579,174,848
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 1,236,433,569
____________________________________________________________
============================================================
Class B                                      $ 1,032,773,714
____________________________________________________________
============================================================
Class C                                      $   222,839,537
____________________________________________________________
============================================================
Class R                                      $     6,000,455
____________________________________________________________
============================================================
Investor Class                               $    32,083,995
____________________________________________________________
============================================================
Institutional Class                          $    49,043,578
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          113,014,179
____________________________________________________________
============================================================
Class B                                           99,354,990
____________________________________________________________
============================================================
Class C                                           21,438,780
____________________________________________________________
============================================================
Class R                                              550,240
____________________________________________________________
============================================================
Investor Class                                     2,927,332
____________________________________________________________
============================================================
Institutional Class                                4,403,381
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         10.94
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.94 divided by
      94.50%)                                $         11.58
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         10.39
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         10.39
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         10.91
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $         10.96
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         11.14
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $34,048,041 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $61,297)         $ 35,608,376
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $18,674)*                             479,651
--------------------------------------------------------------------------
Interest                                                             3,768
==========================================================================
    Total investment income                                     36,091,795
==========================================================================

EXPENSES:

Advisory fees                                                   18,508,235
--------------------------------------------------------------------------
Administrative services fees                                       575,871
--------------------------------------------------------------------------
Custodian fees                                                     287,107
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        4,938,054
--------------------------------------------------------------------------
  Class B                                                       11,670,174
--------------------------------------------------------------------------
  Class C                                                        2,664,429
--------------------------------------------------------------------------
  Class R                                                           27,995
--------------------------------------------------------------------------
  Investor Class                                                    88,542
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R & Investor              10,479,508
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                             690
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              67,595
--------------------------------------------------------------------------
Other                                                            1,761,913
==========================================================================
    Total expenses                                              51,070,113
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (300,558)
==========================================================================
    Net expenses                                                50,769,555
==========================================================================
Net investment income (loss)                                   (14,677,760)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                        141,430,751
--------------------------------------------------------------------------
  Futures contracts                                                121,194
==========================================================================
                                                               141,551,945
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (63,358,526)
==========================================================================
Net gain from investment securities and futures contracts       78,193,419
==========================================================================
Net increase in net assets resulting from operations          $ 63,515,659
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (14,677,760)   $  (14,101,484)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                     141,551,945      (105,157,212)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                    (63,358,526)      519,286,935
==============================================================================================
    Net increase in net assets resulting from operations          63,515,659       400,028,239
==============================================================================================
Share transactions-net:
Class A                                                         (236,834,043)     (162,460,380)
----------------------------------------------------------------------------------------------
Class B                                                         (213,672,955)     (136,334,779)
----------------------------------------------------------------------------------------------
Class C                                                          (73,035,331)      (51,018,964)
----------------------------------------------------------------------------------------------
Class R                                                            4,401,189         1,425,250
----------------------------------------------------------------------------------------------
Investor Class                                                    30,994,771            99,068
----------------------------------------------------------------------------------------------
Institutional Class                                               48,256,952           (43,881)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (439,889,417)     (348,333,686)
==============================================================================================
    Net increase (decrease) in net assets                       (376,373,758)       51,694,553
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,955,548,606     2,903,854,053
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(228,692) and $(193,930), respectively)        $2,579,174,848    $2,955,548,606
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $11,809.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $242,427 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $575,871 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $10,479,508 for Class A, Class B, Class C, Class R and Investor Class shares and $690 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $4,938,054, $11,670,174, $2,664,429, $27,995 and $88,542,
respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $330,881 in front-end sales commissions from the sale of Class A shares and $9,771, $99,868, $15,188 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $32,255,406     $208,774,062    $(233,749,767)       $  --         $ 7,279,701     $232,259       $  --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           32,255,406      208,774,062     (233,749,767)          --           7,279,701     228,718           --
===========================================================================================================================
  Subtotal       $64,510,812     $417,548,124    $(467,499,534)       $  --         $14,559,402     $460,977       $  --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $   447,700     $401,247,004    $(401,694,704)       $  --         $        --     $14,488        $  --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       84,068,150      (49,092,175)          --          34,975,975       4,186           --
===========================================================================================================================
  Subtotal       $   447,700     $485,315,154    $(450,786,879)       $  --         $34,975,975     $18,674        $  --
===========================================================================================================================
  Total          $64,958,512     $902,863,278    $(918,286,413)       $  --         $49,535,377     $479,651       $  --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $12,437,600 and $3,790,920, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $46,302 and credits in custodian fees of $20 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $46,322.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $14,743 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $34,048,041 were on loan to brokers. The loans were secured by cash collateral of $34,975,975 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $18,674 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $   502,259,018
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (228,692)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (1,651,680,851)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   3,728,825,373
=============================================================================
Total net assets                                              $ 2,579,174,848
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $1,642,177,803 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $138,205,191 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                               CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
----------------------------------------------------------------------------
October 31, 2008                                              $   85,920,513
----------------------------------------------------------------------------
October 31, 2009                                                 845,288,837
----------------------------------------------------------------------------
October 31, 2010                                                 617,527,392
----------------------------------------------------------------------------
October 31, 2011                                                 102,944,109
============================================================================
Total capital loss carryforward                               $1,651,680,851
____________________________________________________________________________
============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Growth & Income Fund into the Fund, are realized on securities held in each fund on such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $827,221,607 and $1,262,244,981, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $545,012,455
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (42,753,437)
==============================================================================
Net unrealized appreciation of investment securities             $502,259,018
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,106,669,882.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $14,647,924 and shares of beneficial interest decreased by $14,647,924. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Growth & Income Fund into the Fund, undistributed income was decreased by $4,926, undistributed net realized gain was decreased by $13,855,504 and shares of beneficial interest increased by $13,860,430. These reclassifications had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      21,493,299    $ 237,822,246     30,092,109    $ 289,868,346
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       7,106,647       75,074,355     12,053,281      111,049,162
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,785,689       29,371,888      4,161,204       38,212,257
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         672,346        7,394,140        164,023        1,619,420
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               513,156        5,688,744         12,285          130,138
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           4,421,094       48,593,658             --               --
==========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                          63,333          676,707             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          14,065          143,763             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          98,131        1,002,254             --               --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             3,554,717       38,013,823             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,357,674       26,110,071      1,670,042       16,099,491
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,474,910)     (26,110,071)    (1,741,215)     (16,099,491)
==========================================================================================================================
Reacquired:
  Class A                                                     (45,616,888)    (501,443,066)   (49,132,867)    (468,428,217)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (25,052,874)    (262,781,002)   (25,556,829)    (231,284,450)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (9,864,695)    (103,409,473)    (9,824,798)     (89,231,221)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (270,057)      (2,992,951)       (20,044)        (194,170)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (1,149,919)     (12,707,797)        (2,907)         (31,070)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (30,273)        (336,706)        (4,720)         (43,881)
==========================================================================================================================
                                                              (41,379,465)   $(439,889,417)   (38,130,436)   $(348,333,686)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with the entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distributions, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) Investor Class shares commenced sales on September 30, 2003.
(c) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Growth & Income Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Growth & Income Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 3,730,246 shares of the Fund for 5,685,449 shares of INVESCO Growth & Income Fund outstanding as of the close business on October 31, 2003. INVESCO Growth & Income Fund's net assets at that date of $39,836,547 including $4,907,031 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,958,513,063.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                          --------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------
                                             2004               2003          2002             2001          2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    10.69         $     9.22    $    11.22       $    17.29    $    15.49
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.02)             (0.02)        (0.04)(a)        (0.04)        (0.05)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.27               1.49         (1.96)           (6.03)         1.85
====================================================================================================================
    Total from investment operations            0.25               1.47         (2.00)           (6.07)         1.80
====================================================================================================================
Net asset value, end of period            $    10.94         $    10.69    $     9.22       $    11.22    $    17.29
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                 2.34%             15.94%       (17.82)%         (35.11)%       11.60%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,236,434         $1,439,518    $1,402,589       $2,067,602    $3,163,453
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets         1.44%(c)(d)        1.47%         1.40%            1.28%         1.19%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.19)%(c)         (0.17)%       (0.33)%          (0.29)%       (0.31)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                           29%                28%           28%              31%           22%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,410,872,545.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.45%.

                                                                           CLASS B
                                          --------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------
                                             2004               2003          2002             2001          2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    10.22         $     8.88    $    10.87       $    16.87    $    15.22
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.10)             (0.08)        (0.10)(a)        (0.13)        (0.17)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.27               1.42         (1.89)           (5.87)         1.82
====================================================================================================================
    Total from investment operations            0.17               1.34         (1.99)           (6.00)         1.65
====================================================================================================================
Net asset value, end of period            $    10.39         $    10.22    $     8.88       $    10.87    $    16.87
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                 1.66%             15.09%       (18.31)%         (35.57)%       10.87%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,032,774         $1,223,821    $1,198,513       $1,806,464    $2,746,149
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets         2.09%(c)(d)        2.12%         2.05%            1.94%         1.88%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.84)%(c)         (0.82)%       (0.98)%          (0.94)%       (1.00)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                           29%                28%           28%              31%           22%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,167,017,423.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.10%.

                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2004             2003        2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.22         $   8.88    $  10.87      $  16.86      $  15.21
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)           (0.08)      (0.10)(a)     (0.13)        (0.17)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.27             1.42       (1.89)        (5.86)         1.82
===============================================================================================================================
    Total from investment operations                              0.17             1.34       (1.99)        (5.99)         1.65
===============================================================================================================================
Net asset value, end of period                                $  10.39         $  10.22    $   8.88      $  10.87      $  16.86
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   1.66%           15.09%     (18.31)%      (35.53)%       10.82%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $222,840         $290,396    $302,555      $487,838      $720,186
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           2.09%(c)(d)      2.12%       2.05%         1.94%         1.88%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.84)%(c)       (0.82)%     (0.98)%       (0.94)%       (1.00)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             29%              28%         28%           31%           22%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $266,442,859.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.10%.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.66         $ 9.22       $ 10.53
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.03)         (0.00)        (0.02)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.28           1.44         (1.29)
====================================================================================================
    Total from investment operations                            0.25           1.44         (1.31)
====================================================================================================
Net asset value, end of period                                $10.91         $10.66       $  9.22
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 2.35%         15.62%       (12.44)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,000         $1,578       $    37
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.59%(c)(d)    1.62%         1.55%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (0.34)%(c)     (0.32)%       (0.49)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                        29%            28%           28%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,598,909.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.60%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                                                   (DATE SALES
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2004                  2003
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.69               $10.16
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.24                (0.00)
==================================================================================================
  Net gains on securities (both realized and unrealized)           0.03                 0.53
==================================================================================================
    Total from investment operations                               0.27                 0.53
==================================================================================================
Net asset value, end of period                                  $ 10.96               $10.69
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                                                    2.53%                5.22%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $32,084               $  100
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets                            1.34%(b)(c)          1.29%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets       (0.09)%(b)           (0.01)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                           29%                  28%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $35,416,969.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.35%.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                                        MARCH 15, 2002
                                                                    YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,          COMMENCED) TO
                                                              ----------------------     OCTOBER 31,
                                                               2004            2003          2002
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.81         $ 9.26       $ 12.13
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04           0.06          0.02(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.29           1.49         (2.89)
======================================================================================================
    Total from investment operations                             0.33           1.55         (2.87)
======================================================================================================
Net asset value, end of period                                $ 11.14         $10.81       $  9.26
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                  3.05%         16.74%       (23.66)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $49,044         $  136       $   160
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets                          0.74%(c)(d)    0.77%         0.77%(e)
======================================================================================================
Ratio of net investment income to average net assets             0.51%(c)       0.53%         0.30%(e)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(f)                                         29%            28%           28%
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,968,822.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.75%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Capital Development Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Capital Development Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Capital Development Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.73%

ADVERTISING-1.59%

Lamar Advertising Co.-Class A(a)(b)               136,000   $    5,633,120
--------------------------------------------------------------------------
R.H. Donnelley Corp.(a)                           210,700       11,430,475
==========================================================================
                                                                17,063,595
==========================================================================

AIR FREIGHT & LOGISTICS-1.38%

Robinson (C.H.) Worldwide, Inc.                   274,900       14,828,106
==========================================================================

APPAREL RETAIL-2.22%

Limited Brands                                    487,700       12,085,206
--------------------------------------------------------------------------
Ross Stores, Inc.                                 446,900       11,740,063
==========================================================================
                                                                23,825,269
==========================================================================

APPLICATION SOFTWARE-4.27%

Amdocs Ltd. (United Kingdom)(a)                   473,400       11,906,010
--------------------------------------------------------------------------
Autodesk, Inc.                                    273,600       14,432,400
--------------------------------------------------------------------------
Intuit Inc.(a)(b)                                 274,300       12,442,248
--------------------------------------------------------------------------
Mercury Interactive Corp.(a)                      161,000        6,992,230
==========================================================================
                                                                45,772,888
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.72%

Calamos Asset Management, Inc.-Class A(a)         338,600        6,602,700
--------------------------------------------------------------------------
Franklin Resources, Inc.                          194,900       11,814,838
==========================================================================
                                                                18,417,538
==========================================================================

BROADCASTING & CABLE TV-0.44%

Cox Radio, Inc.-Class A(a)                        300,000        4,770,000
==========================================================================

BUILDING PRODUCTS-1.05%

American Standard Cos. Inc.(a)                    306,900       11,223,333
==========================================================================

CASINOS & GAMING-2.44%

Harrah's Entertainment, Inc.(b)                   234,400       13,717,088
--------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                 590,600       12,508,908
==========================================================================
                                                                26,225,996
==========================================================================

COMMERCIAL PRINTING-1.11%

Donnelley (R.R.) & Sons Co.                       379,764       11,943,578
==========================================================================

COMMUNICATIONS EQUIPMENT-1.77%

Harris Corp.                                      224,400       13,807,332
--------------------------------------------------------------------------
Scientific-Atlanta, Inc.                          189,300        5,184,927
==========================================================================
                                                                18,992,259
==========================================================================

COMPUTER HARDWARE-0.89%

PalmOne, Inc.(a)(b)                               331,200        9,594,864
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.50%

Emulex Corp.(a)                                   510,000        5,360,100
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.77%

Cummins Inc.                                      117,100   $    8,206,368
==========================================================================

CONSUMER ELECTRONICS-1.19%

Garmin Ltd. (Cayman Islands)(b)                   255,500       12,775,000
==========================================================================

CONSUMER FINANCE-0.91%

AmeriCredit Corp.(a)(b)                           503,600        9,769,840
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.53%

Alliance Data Systems Corp.(a)                    268,600       11,356,408
--------------------------------------------------------------------------
Certegy Inc.                                      164,550        5,816,842
--------------------------------------------------------------------------
CSG Systems International, Inc.(a)                516,000        8,673,960
--------------------------------------------------------------------------
DST Systems, Inc.(a)(b)                           278,000       12,468,300
--------------------------------------------------------------------------
Iron Mountain Inc.(a)(b)                          311,850       10,306,642
==========================================================================
                                                                48,622,152
==========================================================================

DEPARTMENT STORES-1.02%

Kohl's Corp.(a)(b)                                216,200       10,974,312
==========================================================================

DISTILLERS & VINTNERS-0.89%

Constellation Brands, Inc.-Class A(a)             244,000        9,572,120
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.89%

Corrections Corp. of America(a)                   284,500        9,886,375
--------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                   595,500       12,505,500
--------------------------------------------------------------------------
United Rentals, Inc.(a)                           560,300        8,656,635
==========================================================================
                                                                31,048,510
==========================================================================

DRUG RETAIL-0.60%

Shoppers Drug Mart Corp. (Canada)(a)              212,100        6,452,340
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.27%

Cooper Industries, Ltd.-Class A (Bermuda)         214,000       13,674,600
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.66%

Aeroflex Inc.(a)                                  580,000        6,438,000
--------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                         332,400       11,411,292
==========================================================================
                                                                17,849,292
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.54%

Benchmark Electronics, Inc.(a)                    170,000        5,774,900
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

EMPLOYMENT SERVICES-0.50%

Manpower Inc.                                     118,200   $    5,348,550
==========================================================================

ENVIRONMENTAL SERVICES-1.74%

Republic Services, Inc.                           435,000       13,398,000
--------------------------------------------------------------------------
Stericycle, Inc.(a)                               115,900        5,253,747
==========================================================================
                                                                18,651,747
==========================================================================

GENERAL MERCHANDISE STORES-1.40%

Dollar General Corp.                              498,400        9,594,200
--------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)(b)                    188,800        5,456,320
==========================================================================
                                                                15,050,520
==========================================================================

HEALTH CARE DISTRIBUTORS-0.79%

Henry Schein, Inc.(a)                             133,900        8,466,497
==========================================================================

HEALTH CARE EQUIPMENT-3.99%

Bio-Rad Laboratories, Inc.-Class A(a)             131,400        6,835,428
--------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)        240,100       13,772,136
--------------------------------------------------------------------------
Varian Inc.(a)                                    278,300       10,152,384
--------------------------------------------------------------------------
Waters Corp.(a)                                   292,400       12,073,196
==========================================================================
                                                                42,833,144
==========================================================================

HEALTH CARE FACILITIES-1.47%

Community Health Systems Inc.(a)                  435,000       11,666,700
--------------------------------------------------------------------------
Select Medical Corp.                              241,400        4,149,666
==========================================================================
                                                                15,816,366
==========================================================================

HEALTH CARE SERVICES-3.79%

Caremark Rx, Inc.(a)                              410,277       12,296,002
--------------------------------------------------------------------------
Covance Inc.(a)(b)                                198,900        7,900,308
--------------------------------------------------------------------------
DaVita, Inc.(a)                                   338,550       10,027,851
--------------------------------------------------------------------------
Express Scripts, Inc.(a)                          162,800       10,419,200
==========================================================================
                                                                40,643,361
==========================================================================

HOME FURNISHINGS-1.35%

Tempur-Pedic International Inc.(a)                891,300       14,474,712
==========================================================================

HOMEBUILDING-1.05%

Ryland Group, Inc. (The)                          118,200       11,275,098
==========================================================================

HOTELS, RESORTS & CRUISE LINES-0.51%

Starwood Hotels & Resorts Worldwide, Inc.(b)      113,800        5,431,674
==========================================================================

HOUSEWARES & SPECIALTIES-2.00%

Jarden Corp.(a)                                   287,700       10,104,024
--------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)(a)                  408,400       11,312,680
==========================================================================
                                                                21,416,704
==========================================================================

HYPERMARKETS & SUPER CENTERS-1.05%

BJ's Wholesale Club, Inc.(a)(b)                   389,800       11,315,894
==========================================================================

INDUSTRIAL GASES-1.04%

Airgas, Inc.                                      455,000       11,193,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INDUSTRIAL MACHINERY-1.72%

Eaton Corp.                                        84,000   $    5,371,800
--------------------------------------------------------------------------
Parker Hannifin Corp.                             185,600       13,108,928
==========================================================================
                                                                18,480,728
==========================================================================

INSURANCE BROKERS-1.08%

Willis Group Holdings Ltd. (Bermuda)              320,900       11,536,355
==========================================================================

INTEGRATED OIL & GAS-0.97%

Murphy Oil Corp.                                  129,500       10,362,590
==========================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-1.41%

iShares Nasdaq Biotechnology Index Fund(a)(b)     222,500       15,161,150
==========================================================================

LEISURE PRODUCTS-1.99%

Brunswick Corp.                                   262,700       12,325,884
--------------------------------------------------------------------------
Polaris Industries Inc.(b)                        152,700        9,062,745
==========================================================================
                                                                21,388,629
==========================================================================

METAL & GLASS CONTAINERS-0.98%

Pactiv Corp.(a)                                   444,200       10,523,098
==========================================================================

MULTI-LINE INSURANCE-0.95%

Quanta Capital Holdings Ltd. (Bermuda)
  (Acquired 08/27/2003: Cost
  $10,000,000)(a)(c)(e)                         1,000,000        9,000,000
--------------------------------------------------------------------------
Quanta Capital Holdings Ltd. (Bermuda)(a)(b)      138,100        1,242,900
==========================================================================
                                                                10,242,900
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.13%

Questar Corp.                                     251,900       12,091,200
==========================================================================

OFFICE ELECTRONICS-0.60%

Zebra Technologies Corp.-Class A(a)               121,725        6,450,208
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.59%

BJ Services Co.(b)                                213,200       10,873,200
--------------------------------------------------------------------------
Key Energy Services, Inc.(a)                      539,500        6,204,250
==========================================================================
                                                                17,077,450
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.37%

XTO Energy Inc.                                   439,125       14,657,992
==========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-3.16%

Ashland Inc.                                      226,300       13,039,406
--------------------------------------------------------------------------
Kinder Morgan, Inc.                               105,800        6,810,346
--------------------------------------------------------------------------
Williams Cos., Inc. (The)                       1,120,100       14,012,451
==========================================================================
                                                                33,862,203
==========================================================================

PACKAGED FOODS & MEATS-0.54%

Flowers Foods, Inc.                               228,400        5,792,224
==========================================================================

PAPER PACKAGING-1.41%

Sealed Air Corp.(a)(b)                            107,000        5,300,780
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
PAPER PACKAGING-(CONTINUED)

Smurfit-Stone Container Corp.(a)                  563,800   $    9,787,568
==========================================================================
                                                                15,088,348
==========================================================================

PERSONAL PRODUCTS-1.02%

NBTY, Inc.(a)                                     398,800       10,982,952
==========================================================================

PHARMACEUTICALS-1.12%

Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                        423,647       12,031,575
==========================================================================

REAL ESTATE-4.01%

Fieldstone Investment Corp. (Acquired
  11/10/2003-11/11/2003; Cost
  $9,984,140)(d)(e)                               661,900       11,417,775
--------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc.-Class
  A                                               574,555        9,847,873
--------------------------------------------------------------------------
KKR Financial Corp. (Acquired 08/05/2004;
  Cost $10,250,000)(a)(d)(e)                    1,025,000       10,506,250
--------------------------------------------------------------------------
New Century Financial Corp.                       100,000        5,515,000
--------------------------------------------------------------------------
Saxon Capital, Inc.(a)                            296,600        5,694,720
==========================================================================
                                                                42,981,618
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.30%

CB Richard Ellis Group, Inc.-Class A(a)           540,400       13,996,360
==========================================================================

REGIONAL BANKS-1.08%

Zions Bancorp                                     175,200       11,592,984
==========================================================================

RESTAURANTS-0.86%

Ruby Tuesday, Inc.(b)                             372,400        9,198,280
==========================================================================

SEMICONDUCTOR EQUIPMENT-2.73%

Cabot Microelectronics Corp.(a)(b)                212,200        7,645,566
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               247,700       11,277,781
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         402,000       10,415,820
==========================================================================
                                                                29,339,167
==========================================================================

SEMICONDUCTORS-2.07%

ATI Technologies Inc. (Canada)(a)                 322,100        5,813,905
--------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         185,100        5,006,955
--------------------------------------------------------------------------
Microchip Technology Inc.(b)                      374,762       11,336,551
==========================================================================
                                                                22,157,411
==========================================================================

SPECIALTY CHEMICALS-0.95%

Great Lakes Chemical Corp.                        397,300       10,178,826
==========================================================================

SPECIALTY STORES-1.03%

Advance Auto Parts, Inc.(a)                       281,200       11,000,544
==========================================================================

SYSTEMS SOFTWARE-1.24%

McAfee Inc.(a)                                    550,000       13,310,000
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-0.90%

CDW Corp.                                         156,100   $    9,682,883
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.08%

Radian Group Inc.(b)                              242,800       11,637,404
==========================================================================

TRUCKING-1.07%

Sirva Inc.(a)                                     477,300       11,455,200
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.04%

NII Holdings Inc.(a)(b)                           246,600       10,916,982
--------------------------------------------------------------------------
SpectraSite, Inc.(a)                              213,100       10,932,030
==========================================================================
                                                                21,849,012
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $800,639,901)                          1,048,763,518
==========================================================================


                        NUMBER
                          OF       EXERCISE   EXPIRATION
                       CONTRACTS    PRICE        DATE
OPTIONS
  PURCHASED-0.04%

PUTS-0.04%

Murphy Oil Corp.
  (Integrated Oil &
  Gas)                   1,295       $80        Nov-04            301,087
-------------------------------------------------------------------------
XTO Energy Inc. (Oil
  & Gas Exploration &
  Production)            4,391        30        Nov-04             76,843
=========================================================================
    Total Options Purchased (Cost $884,638)                       377,930
=========================================================================


                                                 SHARES
MONEY MARKET FUNDS-1.91%

Liquid Assets Portfolio-Institutional
  Class(f)                                     10,261,930       10,261,930
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    10,261,930       10,261,930
==========================================================================
    Total Money Market Funds (Cost $20,523,860)                 20,523,860
==========================================================================
TOTAL INVESTMENTS-99.68% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $822,048,399)                1,069,665,308
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-12.89%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  69,189,281       69,189,281
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  69,189,281       69,189,281
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $138,378,562)                                      138,378,562
==========================================================================
TOTAL INVESTMENTS-112.57% (Cost $960,426,961)                1,208,043,870
==========================================================================
OTHER ASSETS LESS LIABILITIES-(12.57%)                        (134,877,684)
==========================================================================
NET ASSETS-100.00%                                          $1,073,166,186
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at October 31, 2004 represented 0.75% of the Fund's Total Investments. See Note 1A.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at October 31, 2004 was $21,924,025, which represented 2.04% of the Fund's net assets.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at October 31, 2004 was $30,924,025, which represented 2.88% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $801,524,539)*                              $1,049,141,448
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $158,902,422)                            158,902,422
============================================================
    Total investments (cost $960,426,961)      1,208,043,870
============================================================
Receivables for:
  Investments sold                                23,158,959
------------------------------------------------------------
  Fund shares sold                                 1,040,163
------------------------------------------------------------
  Dividends                                          140,573
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                72,551
------------------------------------------------------------
Other assets                                          46,726
============================================================
    Total assets                               1,232,502,842
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           18,056,931
------------------------------------------------------------
  Fund shares reacquired                           1,569,825
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 117,451
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       138,378,562
------------------------------------------------------------
Accrued distribution fees                            630,739
------------------------------------------------------------
Accrued trustees' fees                                 2,277
------------------------------------------------------------
Accrued transfer agent fees                          387,654
------------------------------------------------------------
Accrued operating expenses                           193,217
============================================================
    Total liabilities                            159,336,656
============================================================
Net assets applicable to shares outstanding   $1,073,166,186
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  738,072,716
------------------------------------------------------------
Undistributed net investment income (loss)           (98,307)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                           87,611,149
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              247,580,628
============================================================
                                              $1,073,166,186
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  617,193,910
____________________________________________________________
============================================================
Class B                                       $  376,354,647
____________________________________________________________
============================================================
Class C                                       $   73,929,300
____________________________________________________________
============================================================
Class R                                       $    5,621,711
____________________________________________________________
============================================================
Institutional Class                           $       66,618
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           34,565,765
____________________________________________________________
============================================================
Class B                                           22,421,759
____________________________________________________________
============================================================
Class C                                            4,407,579
____________________________________________________________
============================================================
Class R                                              316,184
____________________________________________________________
============================================================
Institutional Class                                    3,674
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        17.86
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.86 divided by
      94.50%)                                 $        18.90
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        16.79
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        16.77
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        17.78
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        18.13
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $135,274,803 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $3,998)          $  9,123,366
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $316,380)*                            782,270
==========================================================================
    Total investment income                                      9,905,636
==========================================================================

EXPENSES:

Advisory fees                                                    7,018,923
--------------------------------------------------------------------------
Administrative services fees                                       282,196
--------------------------------------------------------------------------
Custodian fees                                                     120,476
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,031,361
--------------------------------------------------------------------------
  Class B                                                        3,967,972
--------------------------------------------------------------------------
  Class C                                                          729,633
--------------------------------------------------------------------------
  Class R                                                           14,320
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       3,027,243
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              54
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              32,363
--------------------------------------------------------------------------
Other                                                              650,014
==========================================================================
    Total expenses                                              17,874,555
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (125,412)
==========================================================================
    Net expenses                                                17,749,143
==========================================================================
Net investment income (loss)                                    (7,843,507)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from investment securities                    92,544,722
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          9,292,934
--------------------------------------------------------------------------
  Foreign currencies                                               (36,281)
==========================================================================
                                                                 9,256,653
==========================================================================
Net gain from investment securities and foreign currencies     101,801,375
==========================================================================
Net increase in net assets resulting from operations          $ 93,957,868
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (7,843,507)   $   (7,651,741)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                               92,544,722        64,445,148
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investments
    securities and foreign currencies                              9,256,653       180,427,376
==============================================================================================
    Net increase in net assets resulting from operations          93,957,868       237,220,783
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (13,528,020)               --
----------------------------------------------------------------------------------------------
  Class B                                                        (10,257,718)               --
----------------------------------------------------------------------------------------------
  Class C                                                         (1,789,455)               --
----------------------------------------------------------------------------------------------
  Class R                                                            (30,198)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                   (242)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (25,605,633)               --
==============================================================================================
Share transactions-net:
  Class A                                                         31,588,830       (40,295,276)
----------------------------------------------------------------------------------------------
  Class B                                                        (40,086,908)      (45,852,897)
----------------------------------------------------------------------------------------------
  Class C                                                          1,351,823        (3,420,452)
----------------------------------------------------------------------------------------------
  Class R                                                          4,312,014           902,244
----------------------------------------------------------------------------------------------
  Institutional Class                                                 55,370                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           (2,778,871)      (88,666,381)
==============================================================================================
    Net increase in net assets                                    65,573,364       148,554,402
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,007,592,822       859,038,420
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(98,307) and $(85,597), respectively)          $1,073,166,186    $1,007,592,822
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $8,699.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $96,092 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $282,196 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $3,027,243 for Class A, Class B, Class C and Class R shares and $14 for Institutional Class shares after AISI reimbursed fees for the Institutional Class shares of $40. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $2,031,361, $3,967,972, $729,633 and $14,320, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended October 31, 2004, AIM Distributors advised the Fund that it retained $171,202 in front-end sales commissions from the sale of Class A shares and $519, $25,762, $5,602 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $16,395,571     $221,684,483    $(227,818,124)     $      --       $10,261,930     $235,656     $      --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           16,395,571      221,684,483     (227,818,124)            --        10,261,930     230,234             --
===========================================================================================================================
  Subtotal       $32,791,142     $443,368,966    $(455,636,248)     $      --       $20,523,860     $465,890     $      --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $77,943,886     $210,017,597    $(218,772,202)     $      --       $69,189,281     $158,802     $      --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           77,943,886      210,017,597     (218,772,202)            --        69,189,281     157,578             --
===========================================================================================================================
  Subtotal       $155,887,772    $420,035,194    $(437,544,404)     $      --       $138,378,562    $316,380     $      --
===========================================================================================================================
  Total          $188,678,914    $863,404,160    $(893,180,652)     $      --       $158,902,422    $782,270     $      --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $27,195,023 and $10,946,219, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $16,199 and credits in custodian fees of $4,382 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $20,581.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $7,855 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $135,274,803 were on loan to brokers. The loans were secured by cash collateral of $138,378,562 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $316,380 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from long-term capital gain                $25,605,633    $      --
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed long-term gain                                  $   88,000,687
----------------------------------------------------------------------------
Unrealized appreciation -- investments                           247,191,090
----------------------------------------------------------------------------
Temporary book/tax differences                                       (98,307)
----------------------------------------------------------------------------
Shares of beneficial interest                                    738,072,716
============================================================================
Total net assets                                              $1,073,166,186
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses on certain straddles. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(36,281).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $748,265,373 and $776,755,843, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $260,704,530
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (13,477,159)
==============================================================================
Net unrealized appreciation of investment securities             $247,227,371
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $960,816,499.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $7,830,797, undistributed net realized gain (loss) was decreased by $2,894,200 and shares of beneficial interest decreased by $4,936,597. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                         2004                            2003
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      6,956,116    $ 121,226,684      7,864,878    $ 109,808,336
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,589,525       42,660,392      2,057,426       27,535,873
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,128,395       18,630,607        834,828       11,240,012
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        275,328        4,806,109         74,458          986,707
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              3,080           55,129             --               --
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        727,483       12,170,787             --               --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        564,080        8,923,747             --               --
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         96,104        1,519,408             --               --
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                          1,810           30,198             --               --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 14              241             --               --
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        834,769       14,693,499        340,670        4,868,315
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (886,014)     (14,693,499)      (358,616)      (4,868,315)
=========================================================================================================================
Reacquired:
  Class A                                                     (6,701,600)    (116,502,140)   (11,106,766)    (154,971,927)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,698,851)     (76,977,548)    (5,230,794)     (68,520,455)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,149,534)     (18,798,192)    (1,117,790)     (14,660,464)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (30,395)        (524,293)        (5,766)         (84,463)
=========================================================================================================================
                                                                (289,690)   $  (2,778,871)    (6,647,472)   $ (88,666,381)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2004             2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.66         $  12.80       $  14.69       $  21.79    $  15.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)        (0.08)(a)      (0.04)(a)      (0.04)      (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.70             3.94          (1.85)         (4.27)       6.68
=================================================================================================================================
    Total from investment operations                              1.62             3.86          (1.89)         (4.31)       6.55
=================================================================================================================================
Less distributions from net realized gains                       (0.42)              --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                                $  17.86         $  16.66       $  12.80       $  14.69    $  21.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   9.87%           30.16%        (12.87)%       (21.76)%     42.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $617,194         $545,691       $456,268       $576,660    $759,838
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.40%(c)(d)      1.53%          1.38%          1.33%       1.28%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.46)%(c)       (0.56)%        (0.29)%        (0.21)%     (0.60)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             74%             101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $580,388,749.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.41%.

                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2004             2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.79         $  12.21       $  14.10       $  21.16    $  14.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.18)(a)        (0.16)(a)      (0.14)(a)      (0.15)      (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.60             3.74          (1.75)         (4.12)       6.52
=================================================================================================================================
    Total from investment operations                              1.42             3.58          (1.89)         (4.27)       6.26
=================================================================================================================================
Less distributions from net realized gains                       (0.42)              --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                                $  16.79         $  15.79       $  12.21       $  14.10    $  21.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   9.13%           29.32%        (13.40)%       (22.29)%     42.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $376,355         $392,382       $346,456       $454,018    $617,576
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           2.05%(c)(d)      2.18%          2.03%          1.99%       1.99%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.11)%(c)       (1.21)%        (0.94)%        (0.87)%     (1.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             74%             101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $396,797,209.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                               2004            2003          2002          2001       2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.78         $ 12.20       $ 14.10       $ 21.15    $ 14.89
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.18)(a)       (0.16)(a)     (0.14)(a)     (0.14)     (0.25)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.59            3.74         (1.76)        (4.12)      6.51
============================================================================================================================
    Total from investment operations                             1.41            3.58         (1.90)        (4.26)      6.26
============================================================================================================================
Less distributions from net realized gains                      (0.42)             --            --         (2.79)        --
============================================================================================================================
Net asset value, end of period                                $ 16.77         $ 15.78       $ 12.20       $ 14.10    $ 21.15
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  9.07%          29.34%       (13.48)%      (22.24)%    42.04%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $73,929         $68,356       $56,298       $66,127    $82,982
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.05%(c)(d)     2.18%         2.03%         1.99%      1.99%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.11)%(c)      (1.21)%       (0.94)%       (0.87)%    (1.30)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            74%            101%          120%          130%       101%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $72,963,303.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.

                                                                               CLASS R
                                                              -----------------------------------------
                                                                                          JUNE 3, 2002
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2004           2003            2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $16.62         $12.79          $ 16.62
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)      (0.10)(a)        (0.03)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.68           3.93            (3.80)
=======================================================================================================
    Total from investment operations                            1.58           3.83            (3.83)
=======================================================================================================
Less distributions from net realized gains                     (0.42)            --               --
=======================================================================================================
Net asset value, end of period                                $17.78         $16.62          $ 12.79
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                 9.65%         29.95%          (23.05)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,622         $1,154          $    10
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                         1.55%(c)(d)    1.68%            1.54%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets    (0.61)%(c)     (0.71)%          (0.44)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                        74%           101%             120%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,864,084.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.56%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                                        MARCH 15, 2002
                                                                  YEAR ENDED             (DATE SALES
                                                                  OCTOBER 31,           COMMENCED) TO
                                                              -------------------        OCTOBER 31,
                                                               2004         2003             2002
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $16.83       $12.84          $ 17.25
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.01(a)      0.01(a)          0.02(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.71         3.98            (4.43)
======================================================================================================
    Total from investment operations                            1.72         3.99            (4.41)
======================================================================================================
Less distributions from net realized gains                     (0.42)          --               --
======================================================================================================
Net asset value, end of period                                $18.13       $16.83          $ 12.84
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                10.38%       31.08%          (25.57)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   67       $   10          $     7
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets
  With fee waivers and/or expense reimbursements                0.86%(c)     0.87%            0.84%(d)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.15%(c)     1.25%            0.99%(d)
======================================================================================================
Ratio of net investment income to average net assets            0.08%(c)     0.10%            0.25%(d)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(e)                                        74%         101%             120%
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,384.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Charter Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Charter Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.34%

AEROSPACE & DEFENSE-1.26%

Northrop Grumman Corp.                            700,000   $   36,225,000
==========================================================================

BREWERS-1.48%

Heineken N.V. (Netherlands)(a)(b)               1,347,106       42,595,608
==========================================================================

BUILDING PRODUCTS-1.40%

Masco Corp.                                     1,174,500       40,238,370
==========================================================================

COMMUNICATIONS EQUIPMENT-1.03%

Nokia Oyj-ADR (Finland)                         1,924,100       29,669,622
==========================================================================

COMPUTER HARDWARE-1.59%

International Business Machines Corp.             510,000       45,772,500
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.36%

First Data Corp.                                  945,000       39,009,600
==========================================================================

DEPARTMENT STORES-1.91%

Kohl's Corp.(c)                                 1,081,700       54,907,092
==========================================================================

DIVERSIFIED BANKS-2.53%

Bank of America Corp.                           1,011,000       45,282,690
--------------------------------------------------------------------------
Wachovia Corp.                                    554,850       27,304,168
==========================================================================
                                                                72,586,858
==========================================================================

DIVERSIFIED CHEMICALS-1.19%

Dow Chemical Co. (The)                            758,000       34,064,520
==========================================================================

ELECTRIC UTILITIES-1.23%

FPL Group, Inc.                                   511,200       35,221,680
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.17%

Emerson Electric Co.                              525,000       33,626,250
==========================================================================

ENVIRONMENTAL SERVICES-1.99%

Waste Management, Inc.                          2,006,500       57,145,120
==========================================================================

FOOD RETAIL-2.91%

Kroger Co. (The)(c)                             3,460,000       52,280,600
--------------------------------------------------------------------------
Safeway Inc.(c)                                 1,720,000       31,372,800
==========================================================================
                                                                83,653,400
==========================================================================

HOUSEHOLD PRODUCTS-1.07%

Kimberly-Clark Corp.                              513,000       30,610,710
==========================================================================

HOUSEWARES & SPECIALTIES-1.05%

Newell Rubbermaid Inc.                          1,400,000       30,184,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-0.94%

Wal-Mart Stores, Inc.                             500,000       26,960,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES-4.26%

General Electric Co.                            1,434,500   $   48,945,140
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               2,360,000       73,514,000
==========================================================================
                                                               122,459,140
==========================================================================

INDUSTRIAL MACHINERY-2.48%

Dover Corp.                                     1,040,800       40,872,216
--------------------------------------------------------------------------
Illinois Tool Works Inc.                          329,500       30,406,260
==========================================================================
                                                                71,278,476
==========================================================================

INTEGRATED OIL & GAS-7.03%

Amerada Hess Corp.                                290,500       23,446,255
--------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                     1,015,000       59,123,750
--------------------------------------------------------------------------
ChevronTexaco Corp.                               467,000       24,779,020
--------------------------------------------------------------------------
ConocoPhillips                                    305,300       25,739,843
--------------------------------------------------------------------------
Exxon Mobil Corp.                                 892,700       43,938,694
--------------------------------------------------------------------------
Murphy Oil Corp.                                  310,900       24,878,218
==========================================================================
                                                               201,905,780
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.34%

ALLTEL Corp.                                      700,000       38,451,000
==========================================================================

INTERNET RETAIL-0.80%

IAC/InterActiveCorp.(a)(c)                      1,070,000       23,133,400
==========================================================================

INVESTMENT BANKING & BROKERAGE-1.04%

Morgan Stanley                                    582,250       29,747,152
==========================================================================

IT CONSULTING & OTHER SERVICES-1.01%

Accenture Ltd.-Class A (Bermuda)(c)             1,200,000       29,052,000
==========================================================================

LIFE & HEALTH INSURANCE-1.16%

Prudential Financial, Inc.                        716,200       33,281,814
==========================================================================

OFFICE ELECTRONICS-1.62%

Xerox Corp.(c)                                  3,156,300       46,618,551
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.14%

Baker Hughes Inc.                                 763,000       32,679,290
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.29%

Citigroup Inc.                                    670,000       29,727,900
--------------------------------------------------------------------------
Principal Financial Group, Inc.                   955,000       36,060,800
==========================================================================
                                                                65,788,700
==========================================================================

PACKAGED FOODS & MEATS-8.23%

Campbell Soup Co.                               2,107,000       56,551,880
--------------------------------------------------------------------------
General Mills, Inc.                             1,880,000       83,190,000
--------------------------------------------------------------------------
Kraft Foods Inc.-Class A                        1,600,000       53,296,000
--------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
PACKAGED FOODS & MEATS-(CONTINUED)

Sara Lee Corp.                                  1,865,000   $   43,417,200
==========================================================================
                                                               236,455,080
==========================================================================

PAPER PRODUCTS-1.44%

Georgia-Pacific Corp.                           1,200,000       41,508,000
==========================================================================

PHARMACEUTICALS-12.68%

Bristol-Myers Squibb Co.                        1,635,000       38,308,050
--------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)        1,430,000       60,632,000
--------------------------------------------------------------------------
Johnson & Johnson                                 495,000       28,898,100
--------------------------------------------------------------------------
Merck & Co. Inc.                                2,420,000       75,770,200
--------------------------------------------------------------------------
Pfizer Inc.                                     2,395,000       69,335,250
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                      1,168,000       30,368,000
--------------------------------------------------------------------------
Wyeth                                           1,540,000       61,061,000
==========================================================================
                                                               364,372,600
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.97%

ACE Ltd. (Cayman Islands)                         750,000       28,545,000
--------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               828,122       28,123,023
==========================================================================
                                                                56,668,023
==========================================================================

PUBLISHING-3.71%

Gannett Co., Inc.                                 450,000       37,327,500
--------------------------------------------------------------------------
New York Times Co. (The)-Class A(a)               952,900       38,163,645
--------------------------------------------------------------------------
Tribune Co.                                       720,000       31,104,000
==========================================================================
                                                               106,595,145
==========================================================================

RAILROADS-2.76%

Norfolk Southern Corp.                          1,334,000       45,289,300
--------------------------------------------------------------------------
Union Pacific Corp.                               538,000       33,877,860
==========================================================================
                                                                79,167,160
==========================================================================

REGIONAL BANKS-1.87%

BB&T Corp.                                        709,300       29,159,323
--------------------------------------------------------------------------
SunTrust Banks, Inc.                              351,150       24,713,937
==========================================================================
                                                                53,873,260
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


SEMICONDUCTORS-5.07%

Analog Devices, Inc.                              855,000   $   34,422,300
--------------------------------------------------------------------------
Intel Corp.                                     1,889,500       42,060,270
--------------------------------------------------------------------------
National Semiconductor Corp.(c)                 2,139,000       35,721,300
--------------------------------------------------------------------------
Xilinx, Inc.                                    1,097,000       33,568,200
==========================================================================
                                                               145,772,070
==========================================================================

SOFT DRINKS-0.99%

Coca-Cola Co. (The)                               700,000       28,462,000
==========================================================================

SYSTEMS SOFTWARE-5.23%

Computer Associates International, Inc.         2,099,000       58,163,290
--------------------------------------------------------------------------
Microsoft Corp.                                 3,287,000       92,003,130
==========================================================================
                                                               150,166,420
==========================================================================

THRIFTS & MORTGAGE FINANCE-2.11%

Washington Mutual, Inc.                         1,564,560       60,564,118
==========================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $2,396,059,963)                                  2,710,469,509
==========================================================================

MONEY MARKET FUNDS-5.78%

Liquid Assets Portfolio-Institutional
  Class(d)                                     83,058,993       83,058,993
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    83,058,993       83,058,993
==========================================================================
    Total Money Market Funds (Cost
      $166,117,986)                                            166,117,986
==========================================================================
TOTAL INVESTMENTS-100.12% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,562,177,949)                                            2,876,587,495
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.95%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  27,336,279       27,336,279
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $27,336,279)                                        27,336,279
==========================================================================
TOTAL INVESTMENTS-101.07% (Cost $2,589,514,228)              2,903,923,774
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.07%)                          (30,677,348)
==========================================================================
NET ASSETS-100.00%                                          $2,873,246,426
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for security lending transactions as of October 31, 2004.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at October 31, 2004 represented 1.47% of the Fund's Total Investments. See Note 1A.
(c) Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $2,396,059,963)*                            $2,710,469,509
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $193,454,265)                            193,454,265
============================================================
  Total investments (cost $2,589,514,228)      2,903,923,774
------------------------------------------------------------
Receivables for:
  Investments sold                                    91,749
------------------------------------------------------------
  Fund shares sold                                   677,874
------------------------------------------------------------
  Dividends                                        3,441,529
------------------------------------------------------------
  Investments matured (Note 10)                    2,616,170
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               225,690
------------------------------------------------------------
Other assets                                          61,803
============================================================
  Total assets                                 2,911,038,589
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                           7,281,636
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                444,079
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       27,336,279
------------------------------------------------------------
Accrued distribution fees                          1,338,545
------------------------------------------------------------
Accrued trustees' fees                                 4,421
------------------------------------------------------------
Accrued transfer agent fees                        1,070,958
------------------------------------------------------------
Accrued operating expenses                           316,245
============================================================
     Total liabilities                            37,792,163
============================================================
Net assets applicable to shares outstanding   $2,873,246,426
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,220,676,279
------------------------------------------------------------
Undistributed net investment income                5,696,221
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (667,535,620)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     314,409,546
============================================================
                                              $2,873,246,426
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,843,623,034
____________________________________________________________
============================================================
Class B                                       $  885,499,723
____________________________________________________________
============================================================
Class C                                       $  138,305,296
____________________________________________________________
============================================================
Class R                                       $    2,533,768
____________________________________________________________
============================================================
Institutional Class                           $    3,284,605
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          151,588,810
____________________________________________________________
============================================================
Class B                                           76,298,853
____________________________________________________________
============================================================
Class C                                           11,883,687
____________________________________________________________
============================================================
Class R                                              209,486
____________________________________________________________
============================================================
Institutional Class                                  262,233
____________________________________________________________
============================================================
Class A :
  Net asset value per share                   $        12.16
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.16 divided by
       94.50%)                                $        12.87
____________________________________________________________
============================================================
Class B :
  Net asset value and offering price per
     share                                    $        11.61
____________________________________________________________
============================================================
Class C :
  Net asset value and offering price per
     share                                    $        11.64
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        12.10
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        12.53
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $26,097,344 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $182,690)        $ 55,078,131
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $25,015)*                           2,075,348
--------------------------------------------------------------------------
Interest                                                               956
==========================================================================
    Total investment income                                     57,154,435
==========================================================================

EXPENSES:

Advisory fees                                                   20,136,790
--------------------------------------------------------------------------
Administrative services fees                                       585,397
--------------------------------------------------------------------------
Custodian fees                                                     243,906
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        5,883,153
--------------------------------------------------------------------------
  Class B                                                       10,549,491
--------------------------------------------------------------------------
  Class C                                                        1,572,686
--------------------------------------------------------------------------
  Class R                                                           11,195
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       8,357,015
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           1,847
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              73,380
--------------------------------------------------------------------------
Other                                                            1,564,364
==========================================================================
    Total expenses                                              48,979,224
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
      arrangements                                                (360,129)
==========================================================================
    Net expenses                                                48,619,095
==========================================================================
Net investment income                                            8,535,340
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        284,896,878
--------------------------------------------------------------------------
  Foreign currencies                                                47,518
==========================================================================
                                                               284,944,396
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                           (662,843)
==========================================================================
Net gain from investment securities and foreign currencies     284,281,553
==========================================================================
Net increase in net assets resulting from operations          $292,816,893
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    8,535,340    $    3,496,816
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           284,944,396      (177,091,373)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                    (662,843)      649,909,999
==============================================================================================
    Net increase in net assets resulting from operations         292,816,893       476,315,442
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (4,234,798)               --
----------------------------------------------------------------------------------------------
  Class R                                                             (2,682)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                (14,410)               --
==============================================================================================
  Decrease in net assets resulting from distributions             (4,251,890)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (343,025,821)     (380,938,708)
----------------------------------------------------------------------------------------------
  Class B                                                       (360,933,716)     (215,082,650)
----------------------------------------------------------------------------------------------
  Class C                                                        (39,355,393)      (29,277,194)
----------------------------------------------------------------------------------------------
  Class R                                                            642,358         1,521,693
----------------------------------------------------------------------------------------------
  Institutional Class                                              1,074,851           339,875
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (741,597,721)     (623,436,984)
==============================================================================================
    Net increase (decrease) in net assets                       (453,032,718)     (147,121,542)
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,326,279,144     3,473,400,686
==============================================================================================
  End of year (including undistributed net investment income
    of $5,696,221 and $1,365,253, respectively)               $2,873,246,426    $3,326,279,144
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $44,820. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $267,010 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $585,397 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $8,357,015 for Class A, Class B, Class C and Class R shares and $1,847 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $5,883,153, $10,549,491, $1,572,686 and $11,195, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $234,197 in front-end sales commissions from the sale of Class A shares and $3,448, $59,959, $6,679 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 98,974,452      $487,207,080     $  (503,122,539)       $   --        $ 83,058,993     $1,032,599      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            98,974,452       487,207,080        (503,122,539)           --          83,058,993      1,017,734          --
===================================================================================================================================
  Subtotal       $197,948,904      $974,414,160     $(1,006,245,078)       $   --        $166,117,986     $2,050,333      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 22,552,000     $  341,863,851    $  (364,415,851)       $   --        $         --     $   21,732      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                    --         46,453,174        (19,116,895)           --          27,336,279          3,283          --
===================================================================================================================================
  Subtotal       $ 22,552,000     $  388,317,025    $  (383,532,746)       $   --        $ 27,336,279     $   25,015      $   --
===================================================================================================================================
  Total          $220,500,904     $1,362,731,185    $(1,389,777,824)       $   --        $193,454,265     $2,075,348      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $43,476,128 and $115,762,500, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $48,299, which resulted in a reduction of the Fund's total expenses of $48,299.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $15,947 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $26,097,344 were on loan to brokers. The loans were secured by cash collateral of $27,336,279 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $25,015 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                 2004        2003
----------------------------------------------------------------------------------
Distributions paid from ordinary income                       $4,251,890    $   --
__________________________________________________________________________________
==================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    8,592,013
----------------------------------------------------------------------------
Unrealized appreciation -- investments                           264,884,884
----------------------------------------------------------------------------
Temporary book/tax difference                                       (394,478)
----------------------------------------------------------------------------
Capital loss carryforward                                       (620,512,272)
----------------------------------------------------------------------------
Shares of beneficial interest                                  3,220,676,279
============================================================================
Total net assets                                              $2,873,246,426
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the treatment of defaulted bonds.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $282,887,750 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $488,443,372
-----------------------------------------------------------------------------
October 31, 2011                                                 132,068,900
=============================================================================
Total capital loss carryforward                                 $620,512,272
_____________________________________________________________________________
=============================================================================
* Capital loss carryforward as of the date listed above is
  reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $1,066,339,251 and $1,695,085,970, respectively.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $60,700,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00% which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 376,858,000
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (111,973,116)
===============================================================================
Net unrealized appreciation of investment securities             $ 264,884,884
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $2,639,038,890.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, on October 31, 2004, undistributed net investment income was increased by $47,518 and undistributed net realized gain (loss) was decreased by $47,518. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,951,437    $  94,832,462     16,680,459    $ 167,057,570
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,877,677       44,222,154      8,128,480       78,572,729
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,217,568       13,934,813      2,035,003       19,657,080
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          95,004        1,120,376        182,932        1,841,485
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             515,765        6,344,104         53,551          570,090
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         345,517        3,966,625             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                             234            2,681             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 714            8,400             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      12,968,092      155,893,419      3,640,846       37,843,518
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (13,548,346)    (155,893,419)    (3,789,510)     (37,843,518)
==========================================================================================================================
Reacquired:
  Class A                                                     (50,261,476)    (597,718,327)   (58,788,618)    (585,839,796)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (21,841,949)    (249,262,451)   (26,845,101)    (255,811,861)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,652,957)     (53,290,206)    (5,102,475)     (48,934,274)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (40,399)        (480,699)       (29,999)        (319,792)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (434,182)      (5,277,653)       (22,226)        (230,215)
==========================================================================================================================
                                                              (63,807,301)   $(741,597,721)   (63,856,658)   $(623,436,984)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13.20% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell the Fund Shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                              2004             2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    11.12       $     9.57    $    10.46    $    18.07    $    17.16
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.06(a)          0.04(a)       0.01(b)      (0.03)        (0.04)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.00             1.51         (0.90)        (6.70)         2.30
=================================================================================================================================
    Total from investment operations                             1.06             1.55         (0.89)        (6.73)         2.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.02)              --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --               --            --         (0.88)        (1.35)
=================================================================================================================================
    Total distributions                                         (0.02)              --            --         (0.88)        (1.35)
=================================================================================================================================
Net asset value, end of period                             $    12.16       $    11.12    $     9.57    $    10.46    $    18.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  9.58%           16.20%        (8.51)%      (38.75)%       13.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $1,843,623       $2,008,702    $2,096,866    $3,159,304    $5,801,869
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.26%(d)         1.30%         1.22%         1.16%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.27%(d)         1.30%         1.22%         1.17%         1.08%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         0.54%(d)         0.39%         0.09%(b)      (0.24)%      (0.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            36%              28%          103%           78%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,961,051,091.

                                                                                           CLASS B
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                              2004              2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  10.67         $     9.24    $    10.18    $    17.72    $    16.97
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.02)(a)          (0.03)(a)      (0.08)(b)      (0.13)      (0.17)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.96               1.46         (0.86)        (6.53)         2.27
=================================================================================================================================
    Total from investment operations                           0.94               1.43         (0.94)        (6.66)         2.10
=================================================================================================================================
Less distributions from net realized gains                       --                 --            --         (0.88)        (1.35)
=================================================================================================================================
Net asset value, end of period                             $  11.61         $    10.67    $     9.24    $    10.18    $    17.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                8.81%             15.48%        (9.23)%      (39.14)%       12.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $885,500         $1,149,943    $1,204,617    $1,719,470    $3,088,611
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.96%(d)           2.00%         1.92%         1.86%         1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.97%(d)           2.00%         1.92%         1.87%         1.82%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.16%)(d)         (0.31)%       (0.61%)(b)      (0.94)%      (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          36%                28%          103%           78%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,054,949,073.

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.70       $   9.27    $  10.21    $  17.77    $  17.01
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)      (0.03)(a)    (0.08)(b)    (0.13)    (0.17)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.96           1.46       (0.86)      (6.55)       2.28
=========================================================================================================================
    Total from investment operations                              0.94           1.43       (0.94)      (6.68)       2.11
=========================================================================================================================
Less distributions from net realized gains                          --             --          --       (0.88)      (1.35)
=========================================================================================================================
Net asset value, end of period                                $  11.64       $  10.70    $   9.27    $  10.21    $  17.77
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   8.79%         15.43%      (9.21)%    (39.14)%     12.78%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $138,305       $163,859    $170,444    $248,533    $412,872
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.96%(d)       2.00%       1.92%       1.86%       1.80%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.97%(d)       2.00%       1.92%       1.87%       1.82%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.16)%(d)     (0.31)%     (0.61)%(b)    (0.94)%    (0.94)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             36%            28%        103%         78%         80%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $157,268,602.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.08         $ 9.56       $ 10.94
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.04(a)        0.02(a)       0.00
====================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.00           1.50         (1.38)
====================================================================================================
    Total from investment operations                            1.04           1.52         (1.38)
====================================================================================================
Less dividends from net investment income                      (0.02)            --            --
====================================================================================================
Net asset value, end of period                                $12.10         $11.08       $  9.56
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 9.35%         15.90%       (12.61)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,534         $1,714       $    16
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.46%(c)(d)    1.50%         1.42%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets     0.34%(c)       0.19%        (0.11)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                        36%            28%          103%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,239,072.
(d) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements ratio of expenses to average net assets was 1.47%
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                INSTITUTIONAL
                                                              --------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------
                                                               2004         2003      2002      2001       2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.45       $ 9.80    $10.67    $ 18.33    $17.33
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.13(a)      0.09(a)   0.06(b)    0.04      0.52
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.03         1.56     (0.93)     (6.82)     1.83
================================================================================================================
    Total from investment operations                            1.16         1.65     (0.87)     (6.78)     2.35
================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.08)          --        --         --        --
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           --        --      (0.88)    (1.35)
================================================================================================================
    Total distributions                                        (0.08)          --        --      (0.88)    (1.35)
================================================================================================================
Net asset value, end of period                                $12.53       $11.45    $ 9.80    $ 10.67    $18.33
________________________________________________________________________________________________________________
================================================================================================================
Total return(c)                                                10.21%       16.84%    (8.15)%   (38.46)%   14.02%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $3,285       $2,061    $1,457    $ 1,648    $3,234
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.74%(d)     0.79%     0.79%      0.68%     0.66%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.75%(d)     0.79%     0.83%      0.69%     0.68%
================================================================================================================
Ratio of net investment income to average net assets            1.06%(d)     0.90%     0.52%(b)    0.25%    0.20%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                           36%          28%      103%        78%       80%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions.
(d)  Ratios are based on average daily net assets of $4,378,524.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Constellation Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Constellation Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.49%

ADVERTISING-1.02%

Lamar Advertising Co.-Class A(a)(b)              1,609,800   $   66,677,916
===========================================================================

AEROSPACE & DEFENSE-0.64%

Honeywell International Inc.                     1,250,000       42,100,000
===========================================================================

AIR FREIGHT & LOGISTICS-1.13%

Expeditors International of Washington,
  Inc.(b)                                          500,000       28,550,000
---------------------------------------------------------------------------
FedEx Corp.(b)                                     500,000       45,560,000
===========================================================================
                                                                 74,110,000
===========================================================================

AIRLINES-0.53%

Southwest Airlines Co.(b)                        2,193,800       34,596,226
===========================================================================

APPAREL RETAIL-0.37%

TJX Cos., Inc. (The)                             1,000,000       23,980,000
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.71%

Coach, Inc.(a)                                   1,000,000       46,630,000
===========================================================================

APPLICATION SOFTWARE-1.08%

Autodesk, Inc.(b)                                1,350,000       71,212,500
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.22%

Investors Financial Services Corp.(b)              380,000       14,626,200
===========================================================================

BIOTECHNOLOGY-1.98%

Amgen Inc.(a)                                      744,700       42,298,960
---------------------------------------------------------------------------
Biogen Idec Inc.(a)(b)                             600,000       34,896,000
---------------------------------------------------------------------------
Gilead Sciences, Inc.(a)(b)                      1,527,600       52,900,788
===========================================================================
                                                                130,095,748
===========================================================================

BROADCASTING & CABLE TV-1.99%

Clear Channel Communications, Inc.(b)            2,112,800       70,567,520
---------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)(b)      1,944,400       60,198,624
===========================================================================
                                                                130,766,144
===========================================================================

COMMUNICATIONS EQUIPMENT-6.27%

Avaya Inc.(a)(b)                                 1,500,000       21,600,000
---------------------------------------------------------------------------
Cisco Systems, Inc.(a)                           7,500,000      144,075,000
---------------------------------------------------------------------------
Comverse Technology, Inc.(a)(b)                  2,500,000       51,600,000
---------------------------------------------------------------------------
Corning Inc.(a)(b)                               2,200,000       25,190,000
---------------------------------------------------------------------------
Juniper Networks, Inc.(a)(b)                     2,000,000       53,220,000
---------------------------------------------------------------------------
Motorola, Inc.(b)                                1,473,900       25,439,514
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Nokia Oyi-ADR (Finland)(b)                       2,500,000   $   38,550,000
---------------------------------------------------------------------------
QUALCOMM Inc.                                    1,250,000       52,262,500
===========================================================================
                                                                411,937,014
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.68%

Best Buy Co., Inc.(b)                              750,000       44,415,000
===========================================================================

COMPUTER HARDWARE-2.80%

Apple Computer, Inc.(a)(b)                       1,000,000       52,530,000
---------------------------------------------------------------------------
Dell Inc.(a)(b)                                  3,750,000      131,475,000
===========================================================================
                                                                184,005,000
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.19%

Caterpillar Inc.(b)                                750,000       60,405,000
---------------------------------------------------------------------------
Deere & Co.                                      1,400,000       83,692,000
===========================================================================
                                                                144,097,000
===========================================================================

CONSUMER FINANCE-3.63%

American Express Co.(b)                          1,250,000       66,337,500
---------------------------------------------------------------------------
Capital One Financial Corp.(b)                     500,000       36,880,000
---------------------------------------------------------------------------
MBNA Corp.(b)                                    3,500,000       89,705,000
---------------------------------------------------------------------------
SLM Corp.(b)                                     1,000,000       45,260,000
===========================================================================
                                                                238,182,500
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.84%

Affiliated Computer Services, Inc.-Class
  A(a)(b)                                          500,000       27,275,000
---------------------------------------------------------------------------
Automatic Data Processing, Inc.                  1,000,000       43,390,000
---------------------------------------------------------------------------
Fiserv, Inc.(a)(b)                               2,250,000       79,965,000
---------------------------------------------------------------------------
Paychex, Inc.(b)                                 1,100,000       36,073,400
===========================================================================
                                                                186,703,400
===========================================================================

DEPARTMENT STORES-0.26%

J.C. Penney Co., Inc.(b)                           500,000       17,295,000
===========================================================================

DIVERSIFIED BANKS-0.68%

Bank of America Corp.(b)                         1,000,000       44,790,000
===========================================================================

DIVERSIFIED CHEMICALS-1.37%

Dow Chemical Co. (The)(b)                          650,000       29,211,000
---------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                     750,000       32,152,500
---------------------------------------------------------------------------
Eastman Chemical Co.(b)                            600,000       28,482,000
===========================================================================
                                                                 89,845,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES-1.00%

Apollo Group, Inc.-Class A(a)(b)                   500,000   $   33,000,000
---------------------------------------------------------------------------
Cintas Corp.                                       750,000       32,355,000
===========================================================================
                                                                 65,355,000
===========================================================================

DIVERSIFIED METALS & MINING-0.53%

Phelps Dodge Corp.(b)                              400,000       35,016,000
===========================================================================

DRUG RETAIL-0.55%

Walgreen Co.(b)                                  1,000,000       35,890,000
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.63%

Rockwell Automation, Inc.(b)                     1,000,000       41,690,000
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.59%

Agilent Technologies, Inc.(a)(b)                 1,550,000       38,843,000
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.36%

Molex Inc.                                         802,400       23,726,968
===========================================================================

EMPLOYMENT SERVICES-1.62%

Robert Half International Inc.                   4,000,000      106,120,000
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.46%

Monsanto Co.                                       700,000       29,925,000
===========================================================================

FOOD RETAIL-0.43%

Whole Foods Market, Inc.(b)                        350,000       28,500,500
===========================================================================

FOOTWEAR-0.43%

NIKE, Inc.-Class B                                 350,000       28,458,500
===========================================================================

GOLD-0.67%

Newmont Mining Corp.                               471,600       22,410,432
---------------------------------------------------------------------------
Placer Dome Inc. (Canada)                        1,003,900       21,332,875
===========================================================================
                                                                 43,743,307
===========================================================================

HEALTH CARE EQUIPMENT-6.78%

Bard (C.R.), Inc.                                  652,100       37,039,280
---------------------------------------------------------------------------
Becton, Dickinson & Co.                          1,034,200       54,295,500
---------------------------------------------------------------------------
Biomet, Inc.(b)                                  3,535,175      165,021,969
---------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)         566,500       32,494,440
---------------------------------------------------------------------------
Medtronic, Inc.(b)                                 815,700       41,690,427
---------------------------------------------------------------------------
St. Jude Medical, Inc.(a)(b)                       352,700       27,006,239
---------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)(b)                 834,400       33,501,160
---------------------------------------------------------------------------
Waters Corp.(a)(b)                                 410,200       16,937,158
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)(b)                        475,600       36,901,804
===========================================================================
                                                                444,887,977
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

HEALTH CARE SERVICES-1.11%

Caremark Rx, Inc.(a)(b)                          2,427,881   $   72,763,594
===========================================================================

HEALTH CARE SUPPLIES-0.73%

Alcon, Inc. (Switzerland)(b)                       677,400       48,230,880
===========================================================================

HOTELS, RESORTS & CRUISE LINES-1.48%

Carnival Corp. (Panama)(b)                         750,000       37,920,000
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)(b)          500,000       23,300,000
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(b)       750,000       35,797,500
===========================================================================
                                                                 97,017,500
===========================================================================

HOUSEHOLD PRODUCTS-0.72%

Procter & Gamble Co. (The)(b)                      918,800       47,024,184
===========================================================================

HYPERMARKETS & SUPER CENTERS-1.03%

Wal-Mart Stores, Inc.(b)                         1,250,000       67,400,000
===========================================================================

INDUSTRIAL CONGLOMERATES-1.72%

3M Co.(b)                                          290,000       22,495,300
---------------------------------------------------------------------------
General Electric Co.                             1,500,000       51,180,000
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)(b)             1,250,000       38,937,500
===========================================================================
                                                                112,612,800
===========================================================================

INDUSTRIAL GASES-0.87%

Air Products & Chemicals, Inc.                     600,000       31,908,000
---------------------------------------------------------------------------
Praxair, Inc.                                      600,000       25,320,000
===========================================================================
                                                                 57,228,000
===========================================================================

INDUSTRIAL MACHINERY-3.63%

Danaher Corp.(b)                                 1,000,000       55,130,000
---------------------------------------------------------------------------
Eaton Corp.(b)                                     500,000       31,975,000
---------------------------------------------------------------------------
Illinois Tool Works Inc.(b)                        363,300       33,525,324
---------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)             1,100,000       75,284,000
---------------------------------------------------------------------------
Parker Hannifin Corp.(b)                           600,000       42,378,000
===========================================================================
                                                                238,292,324
===========================================================================

INTEGRATED OIL & GAS-1.37%

ChevronTexaco Corp.                                307,000       16,289,420
---------------------------------------------------------------------------
Exxon Mobil Corp.                                1,500,000       73,830,000
===========================================================================
                                                                 90,119,420
===========================================================================

INTERNET RETAIL-1.19%

eBay Inc.(a)(b)                                    800,000       78,088,000
===========================================================================

INTERNET SOFTWARE & SERVICES-2.52%

Google Inc.-Class A(a)(b)                          250,413       47,755,011
---------------------------------------------------------------------------
Yahoo! Inc.(a)(b)                                3,250,000      117,617,500
===========================================================================
                                                                165,372,511
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-0.37%

Goldman Sachs Group, Inc. (The)(b)                 250,000   $   24,595,000
===========================================================================

IT CONSULTING & OTHER SERVICES-0.37%

Accenture Ltd.-Class A (Bermuda)(a)(b)           1,000,000       24,210,000
===========================================================================

LIFE & HEALTH INSURANCE-0.40%

AFLAC Inc.(b)                                      725,450       26,029,146
===========================================================================

MANAGED HEALTH CARE-1.34%

Aetna Inc.(b)                                      346,500       32,917,500
---------------------------------------------------------------------------
UnitedHealth Group Inc.(b)                         463,100       33,528,440
---------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                  222,300       21,709,818
===========================================================================
                                                                 88,155,758
===========================================================================

MOTORCYCLE MANUFACTURERS-0.31%

Harley-Davidson, Inc.(b)                           350,000       20,149,500
===========================================================================

MOVIES & ENTERTAINMENT-1.08%

DreamWorks Animation SKG, Inc.-Class A(a)          117,200        4,576,660
---------------------------------------------------------------------------
Viacom Inc.-Class B(b)                           1,811,464       66,100,321
===========================================================================
                                                                 70,676,981
===========================================================================

MULTI-LINE INSURANCE-0.89%

American International Group, Inc.(b)              500,000       30,355,000
---------------------------------------------------------------------------
Genworth Financial Inc.-Class A(b)               1,180,000       28,154,800
===========================================================================
                                                                 58,509,800
===========================================================================

OIL & GAS DRILLING-0.57%

ENSCO International Inc.(b)                      1,219,000       37,240,450
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.45%

BJ Services Co.(b)                                 869,600       44,349,600
---------------------------------------------------------------------------
Halliburton Co.(b)                                 500,000       18,520,000
---------------------------------------------------------------------------
Weatherford International Ltd.
  (Bermuda)(a)(b)                                  625,000       32,662,500
===========================================================================
                                                                 95,532,100
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.58%

Apache Corp.(b)                                    500,000       25,350,000
---------------------------------------------------------------------------
Devon Energy Corp.                                 700,000       51,779,000
---------------------------------------------------------------------------
XTO Energy, Inc.(b)                                800,000       26,704,000
===========================================================================
                                                                103,833,000
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.44%

Valero Energy Corp.(b)                             670,000       28,789,900
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.17%

Citigroup Inc.(b)                                1,906,900       84,609,153
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

JPMorgan Chase & Co.(b)                          1,500,000   $   57,900,000
===========================================================================
                                                                142,509,153
===========================================================================

PACKAGED FOODS & MEATS-0.89%

Hershey Foods Corp.(b)                             500,000       25,345,000
---------------------------------------------------------------------------
Kellogg Co.                                        765,900       32,933,700
===========================================================================
                                                                 58,278,700
===========================================================================

PERSONAL PRODUCTS-1.02%

Avon Products, Inc.                                600,000       23,730,000
---------------------------------------------------------------------------
Gillette Co. (The)(b)                            1,042,000       43,222,160
===========================================================================
                                                                 66,952,160
===========================================================================

PHARMACEUTICALS-5.68%

Johnson & Johnson                                1,696,100       99,018,318
---------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)          1,333,500       54,233,445
---------------------------------------------------------------------------
Pfizer Inc.                                      4,250,000      123,037,500
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)(b)                                    3,709,700       96,452,200
===========================================================================
                                                                372,741,463
===========================================================================

PUBLISHING-0.50%

Gannett Co., Inc.(b)                               398,400       33,047,280
===========================================================================

REGIONAL BANKS-0.45%

Commerce Bancorp, Inc.(b)                          500,000       29,620,000
===========================================================================

RESTAURANTS-0.44%

McDonald's Corp.(b)                              1,000,000       29,150,000
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.74%

Applied Materials, Inc.(a)(b)                    1,583,600       25,495,960
---------------------------------------------------------------------------
KLA-Tencor Corp.(a)(b)                             500,000       22,765,000
===========================================================================
                                                                 48,260,960
===========================================================================

SEMICONDUCTORS-6.21%

Analog Devices, Inc.(b)                          2,250,000       90,585,000
---------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A(a)(b)       3,000,000       46,620,000
---------------------------------------------------------------------------
Linear Technology Corp.                          1,600,000       60,608,000
---------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)(b)      750,000       21,427,500
---------------------------------------------------------------------------
Maxim Integrated Products, Inc.(b)                 806,985       35,499,270
---------------------------------------------------------------------------
Microchip Technology Inc.                        5,068,952      153,335,798
===========================================================================
                                                                408,075,568
===========================================================================

SPECIALTY CHEMICALS-0.80%

Ecolab Inc.(b)                                     800,000       27,080,000
---------------------------------------------------------------------------
Rohm & Haas Co.(b)                                 600,000       25,434,000
===========================================================================
                                                                 52,514,000
===========================================================================

SPECIALTY STORES-3.36%

Bed Bath & Beyond Inc.(a)(b)                     2,000,000       81,580,000
---------------------------------------------------------------------------
Staples, Inc.(b)                                 3,500,000      104,090,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Williams-Sonoma, Inc.(a)(b)                        917,800   $   35,032,426
===========================================================================
                                                                220,702,426
===========================================================================

STEEL-0.75%

Nucor Corp.(b)                                     600,000       25,338,000
---------------------------------------------------------------------------
United States Steel Corp.(b)                       651,000       23,904,720
===========================================================================
                                                                 49,242,720
===========================================================================

SYSTEMS SOFTWARE-5.04%

Adobe Systems Inc.(b)                              600,000       33,618,000
---------------------------------------------------------------------------
Microsoft Corp.                                  6,000,000      167,940,000
---------------------------------------------------------------------------
Oracle Corp.(a)                                  4,438,800       56,195,208
---------------------------------------------------------------------------
Symantec Corp.(a)(b)                               800,000       45,552,000
---------------------------------------------------------------------------
VERITAS Software Corp.(a)(b)                     1,263,800       27,651,944
===========================================================================
                                                                330,957,152
===========================================================================

TECHNOLOGY DISTRIBUTORS-1.31%

CDW Corp.(b)                                     1,391,300       86,302,339
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.52%

Nextel Communications, Inc.-Class A(a)(b)        1,297,900       34,381,371
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $5,083,616,766)                         6,532,827,540
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-0.64%

Liquid Assets Portfolio-Institutional
  Class(c)                                      21,040,807   $   21,040,807
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)     21,040,807       21,040,807
===========================================================================
    Total Money Market Funds (Cost
      $42,081,614)                                               42,081,614
===========================================================================
TOTAL INVESTMENTS-100.13% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,125,698,380)                                             6,574,909,154
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.83%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                  969,136,004      969,136,004
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(c)(d)                                    4,938,485        4,938,485
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $974,074,489)                                       974,074,489
===========================================================================
TOTAL INVESTMENTS-114.96% (Cost
  $6,099,772,869)                                             7,548,983,643
===========================================================================
OTHER ASSETS LESS LIABILITIES-(14.96%)                         (982,334,057)
===========================================================================
NET ASSETS-100.00%                                           $6,566,649,586
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $5,083,616,766)*                           $ 6,532,827,540
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $1,016,156,103)                  1,016,156,103
============================================================
    Total investments (cost $6,099,772,869)    7,548,983,643
============================================================
Foreign currencies, at value (cost $1,505)             1,543
------------------------------------------------------------
Receivables for:
  Investments sold                                36,103,535
------------------------------------------------------------
  Fund shares sold                                 5,247,741
------------------------------------------------------------
  Dividends                                        3,608,701
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  478,198
------------------------------------------------------------
Other assets                                          73,560
============================================================
    Total assets                               7,594,496,921
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           24,512,996
------------------------------------------------------------
  Fund shares reacquired                          22,456,741
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,036,780
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       974,074,489
------------------------------------------------------------
Accrued distribution fees                          1,956,560
------------------------------------------------------------
Accrued trustees' fees                                 6,750
------------------------------------------------------------
Accrued transfer agent fees                        2,947,479
------------------------------------------------------------
Accrued operating expenses                           855,540
============================================================
    Total liabilities                          1,027,847,335
============================================================
Net assets applicable to shares outstanding  $ 6,566,649,586
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 7,288,266,146
------------------------------------------------------------
Undistributed net investment income (loss)          (907,378)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                        (2,169,919,994)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies            1,449,210,812
============================================================
                                             $ 6,566,649,586
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 5,616,072,058
____________________________________________________________
============================================================
Class B                                      $   617,004,804
____________________________________________________________
============================================================
Class C                                      $   162,706,560
____________________________________________________________
============================================================
Class R                                      $     6,202,267
____________________________________________________________
============================================================
Institutional Class                          $   164,663,897
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          264,001,060
____________________________________________________________
============================================================
Class B                                           30,930,529
____________________________________________________________
============================================================
Class C                                            8,158,834
____________________________________________________________
============================================================
Class R                                              291,974
____________________________________________________________
============================================================
Institutional Class                                7,157,074
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         21.27
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.27 divided by
      94.50%)                                $         22.51
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         19.95
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         19.94
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         21.24
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         23.01
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $954,954,771 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $414,846)        $  48,034,675
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $138,487)*                           1,652,388
===========================================================================
    Total investment income                                      49,687,063
===========================================================================

EXPENSES:

Advisory fees                                                    46,243,987
---------------------------------------------------------------------------
Administrative services fees                                        710,711
---------------------------------------------------------------------------
Custodian fees                                                      525,253
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                        19,016,041
---------------------------------------------------------------------------
  Class B                                                         6,702,181
---------------------------------------------------------------------------
  Class C                                                         1,845,072
---------------------------------------------------------------------------
  Class R                                                            24,911
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       21,734,849
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           81,066
---------------------------------------------------------------------------
Trustees' fees and retirement benefits                              151,416
---------------------------------------------------------------------------
Other                                                             2,985,841
===========================================================================
    Total expenses                                              100,021,328
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (1,322,281)
===========================================================================
    Net expenses                                                 98,699,047
===========================================================================
Net investment income (loss)                                    (49,011,984)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         750,565,101
---------------------------------------------------------------------------
  Foreign currencies                                             (1,170,065)
---------------------------------------------------------------------------
  Option contracts written                                          804,191
===========================================================================
                                                                750,199,227
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (467,700,274)
---------------------------------------------------------------------------
  Foreign currencies                                                     38
===========================================================================
                                                               (467,700,236)
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              282,498,991
===========================================================================
Net increase in net assets resulting from operations          $ 233,487,007
___________________________________________________________________________
===========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004               2003
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (49,011,984)   $   (54,584,186)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       750,199,227       (454,745,158)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and foreign currencies and option
    contracts                                                    (467,700,236)     1,834,190,965
================================================================================================
    Net increase in net assets resulting from operations          233,487,007      1,324,861,621
================================================================================================
Share transactions-net:
  Class A                                                      (1,414,942,300)    (1,112,282,235)
------------------------------------------------------------------------------------------------
  Class B                                                         (88,166,720)       (46,666,906)
------------------------------------------------------------------------------------------------
  Class C                                                         (35,344,446)       (22,091,083)
------------------------------------------------------------------------------------------------
  Class R                                                           3,284,897          2,235,274
------------------------------------------------------------------------------------------------
  Institutional Class                                               4,128,631          5,433,008
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,531,039,938)    (1,173,371,942)
================================================================================================
    Net increase (decrease) in net assets                      (1,297,552,931)       151,489,679
================================================================================================

NET ASSETS:

  Beginning of year                                             7,864,202,517      7,712,712,838
================================================================================================
  End of year (including undistributed net investment income
    (loss) of $(907,378) and $(844,799), respectively)        $ 6,566,649,586    $ 7,864,202,517
________________________________________________________________________________________________
================================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the

     Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $623,391. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $587,335 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $710,711 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $21,734,849 for Class A, Class B, Class C and Class R shares and $81,066 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $19,016,041, $6,702,181, $1,845,072 and $24,911, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended October 31, 2004, AIM Distributors advised the Fund that it retained $743,284 in front-end sales commissions from the sale of Class A shares and $19,335, $84,327, $11,693 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                 MARKET VALUE       PURCHASES           PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST           FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 95,933,174     $1,169,096,235    $(1,243,988,602)        $   --        $21,040,807     $  766,132      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            95,933,174      1,169,096,235     (1,243,988,602)            --         21,040,807        747,769          --
===================================================================================================================================
  Subtotal       $191,866,348     $2,338,192,470    $(2,487,977,204)        $   --        $42,081,614     $1,513,901      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                 MARKET VALUE       PURCHASES           PROCEEDS         APPRECIATION     MARKET VALUE       DIVIDEND     REALIZED
FUND               10/31/03          AT COST           FROM SALES       (DEPRECIATION)      10/31/04         INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $155,180,095     $3,731,967,251    $(2,918,011,342)        $   --       $  969,136,004     $  132,031     $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            24,938,485                 --        (20,000,000)            --            4,938,485          6,456         --
====================================================================================================================================
  Subtotal       $180,118,580     $3,731,967,251    $(2,938,011,342)        $   --       $  974,074,489     $  138,487     $   --
====================================================================================================================================
  Total          $371,984,928     $6,070,159,721    $(5,425,988,546)        $   --       $1,016,156,103     $1,652,388     $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $114,504,134 and $56,171,339, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $109,966 and credits in custodian fees of $1,589 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $111,555.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $31,034 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $954,954,771 were on loan to brokers. The loans were secured by cash collateral of $974,074,489 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $138,487 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of year                                                  --      $      --
------------------------------------------------------------------------------------
Written                                                         7,250        867,152
------------------------------------------------------------------------------------
Closed                                                         (3,925)      (613,840)
------------------------------------------------------------------------------------
Expired                                                        (3,325)      (253,312)
====================================================================================
End of year                                                        --      $      --
____________________________________________________________________________________
====================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $ 1,443,574,764
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (907,378)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (2,164,283,946)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   7,288,266,146
=============================================================================
Total net assets                                              $ 6,566,649,586
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $38.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $745,543,129 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                               CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
----------------------------------------------------------------------------
October 31, 2009                                              $  478,530,901
----------------------------------------------------------------------------
October 31, 2010                                               1,223,985,487
----------------------------------------------------------------------------
October 31, 2011                                                 461,767,558
============================================================================
Total capital loss carryforward                               $2,164,283,946
____________________________________________________________________________
============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $3,585,815,574 and $5,051,191,698, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $1,643,458,910
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (199,884,184)
==============================================================================
Net unrealized appreciation of investment securities           $1,443,574,726
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $6,105,408,917.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2004, undistributed net investment income was increased by $48,949,405, undistributed net realized gain
(loss) was increased by $1,170,065 and shares of beneficial interest decreased by $50,119,470. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                           2004                              2003
                                                              ------------------------------    -------------------------------
                                                                SHARES           AMOUNT            SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      21,730,966    $   462,412,977      40,892,692    $   728,901,495
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,742,938         54,987,929       4,399,643         74,587,779
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,295,928         26,018,679       1,764,643         29,858,199
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         215,406          4,599,852         163,302          2,916,332
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,641,747         36,786,966       1,117,656         21,391,286
===============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         403,007          8,647,784         325,830          5,894,532
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (428,243)        (8,647,784)       (344,006)        (5,894,532)
===============================================================================================================================
Reacquired:
  Class A                                                     (89,250,664)    (1,886,003,061)   (104,213,879)    (1,847,078,262)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,761,489)      (134,506,865)     (6,899,964)      (115,360,153)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,085,701)       (61,363,125)     (3,090,330)       (51,949,282)
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (61,955)        (1,314,955)        (37,857)          (681,058)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,437,940)       (32,658,335)       (833,861)       (15,958,278)
===============================================================================================================================
                                                              (72,996,000)   $(1,531,039,938)    (66,756,131)   $(1,173,371,942)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------------------
                                                   2004              2003               2002               2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    20.61        $    17.20         $    19.72         $    43.50    $     34.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.13)(a)         (0.12)(a)          (0.15)(a)          (0.12)         (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.79              3.53              (2.37)            (16.24)         12.39
=================================================================================================================================
    Total from investment operations                  0.66              3.41              (2.52)            (16.36)         12.13
=================================================================================================================================
Less Distributions from net realized gains              --                --                 --              (7.42)         (3.28)
=================================================================================================================================
Net asset value, end of period                  $    21.27        $    20.61         $    17.20         $    19.72    $     43.50
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       3.20%            19.83%            (12.78)%           (43.10)%        36.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $5,616,072        $6,825,023         $6,780,055         $9,703,277    $19,268,977
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    1.27%(c)          1.29%              1.26%              1.14%          1.08%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    1.29%(c)          1.30%              1.27%              1.17%          1.11%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.59)(c)         (0.67)%            (0.74)%            (0.46)%        (0.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 50%               47%                57%                75%            88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $6,338,680,161.

                                                                                      CLASS B
                                                       ----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                       ----------------------------------------------------------------------
                                                         2004            2003            2002            2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  19.46        $  16.36        $  18.89        $  42.28    $    34.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.26)(a)       (0.23)(a)       (0.27)(a)       (0.28)        (0.58)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.75            3.33           (2.26)         (15.69)        12.14
=============================================================================================================================
    Total from investment operations                       0.49            3.10           (2.53)         (15.97)        11.56
=============================================================================================================================
Less Distributions from net realized gains                   --              --              --           (7.42)        (3.28)
=============================================================================================================================
Net asset value, end of period                         $  19.95        $  19.46        $  16.36        $  18.89    $    42.28
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                            2.52%          18.95%         (13.39)%        (43.49)%       35.51%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $617,005        $688,587        $625,294        $818,343    $1,315,524
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.97%(c)        1.99%           1.96%           1.86%         1.85%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.99%(c)        2.00%           1.97%           1.89%         1.88%
=============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.29)(c)       (1.37)%         (1.44)%         (1.17)%       (1.38)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                      50%             47%             57%             75%           88%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $670,218,131.

                                                                                       CLASS C
                                                       -----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                       -----------------------------------------------------------------------
                                                         2004             2003             2002             2001        2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  19.46         $  16.36         $  18.88         $  42.27    $  33.99
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.26)(a)        (0.23)(a)        (0.27)(a)        (0.29)      (0.59)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.74             3.33            (2.25)          (15.68)      12.15
==============================================================================================================================
    Total from investment operations                       0.48             3.10            (2.52)          (15.97)      11.56
==============================================================================================================================
Less Distributions from net realized gains                   --               --               --            (7.42)      (3.28)
==============================================================================================================================
Net asset value, end of period                         $  19.94         $  19.46         $  16.36         $  18.88    $  42.27
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                            2.47%           18.95%          (13.35)%         (43.51)%     35.52%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $162,707         $193,585         $184,393         $258,786    $434,544
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.97%(c)         1.99%            1.96%            1.86%       1.85%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.99%(c)         2.00%            1.97%            1.89%       1.88%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.29)(c)        (1.37)%          (1.44)%          (1.17)%     (1.38)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                      50%              47%              57%              75%         88%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $184,507,218.

                                                                                CLASS R
                                                              -------------------------------------------
                                                                                            JUNE 3, 2002
                                                                   YEAR ENDED                (DATE SALES
                                                                   OCTOBER 31,              COMMENCED) TO
                                                              ---------------------          OCTOBER 31,
                                                               2004           2003              2002
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $20.63         $17.26            $19.82
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.17)(a)      (0.16)(a)         (0.07)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.78           3.53             (2.49)
=========================================================================================================
    Total from investment operations                            0.61           3.37             (2.56)
=========================================================================================================
Net asset value, end of period                                $21.24         $20.63            $17.26
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 2.96%         19.52%           (12.92)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,202         $2,857            $  226
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.47%(c)       1.49%             1.53%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.49%(c)       1.50%             1.54%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (0.79)(c)      (0.87)%           (1.01)(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)                                        50%            47%               57%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $4,982,137.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                              INSTITUTIONAL CLASS
                                                       ------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                       ------------------------------------------------------------------
                                                         2004             2003             2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  22.17         $  18.40         $  21.00    $  45.55    $  36.01
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.01)(a)        (0.03)(a)        (0.06)       0.01       (0.09)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.85             3.80            (2.54)     (17.14)      12.91
=========================================================================================================================
    Total from investment operations                       0.84             3.77            (2.60)     (17.13)      12.82
=========================================================================================================================
Less Distributions from net realized gains                   --               --               --       (7.42)      (3.28)
=========================================================================================================================
Net asset value, end of period                         $  23.01         $  22.17         $  18.40    $  21.00    $  45.55
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                            3.79%           20.49%          (12.38)%    (42.80)%     37.14%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $164,664         $154,150         $122,746    $150,609    $288,097
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.72%(c)         0.75%            0.80%       0.65%       0.65%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.74%(c)         0.76%            0.81%       0.68%       0.68%
=========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.04)(c)        (0.13)%          (0.28)%      0.03%      (0.18)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                      50%              47%              57%         75%         88%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $158,650,215.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Core Strategies Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Core Strategies Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Core Strategies Fund as of October 31, 2004, the results of its operations for the year then ended, the statements of changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

SCHEDULE OF INVESTMENTS
October 31, 2004



                                                                        MARKET
                                                     SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.69%

AEROSPACE & DEFENSE--1.10%

General Dynamics Corp.                                     60       $      6,127
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                          30              1,978
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                     50              2,587
================================================================================
                                                                          10,692
================================================================================

APPAREL RETAIL--1.67%

Gap, Inc. (The)                                           560             11,189
--------------------------------------------------------------------------------
Limited Brands                                            110              2,726
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                      100              2,398
================================================================================
                                                                          16,313
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.29%

Liz Claiborne, Inc.                                        70              2,862
================================================================================

APPLICATION SOFTWARE--0.65%

Intuit Inc.(a)                                             70              3,175
--------------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A                     130              3,199
================================================================================
                                                                           6,374
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.35%

Mellon Financial Corp.                                    380             10,982
--------------------------------------------------------------------------------
SEI Investments Co.                                        60              2,159
================================================================================
                                                                          13,141
================================================================================

BIOTECHNOLOGY--0.47%

Amgen Inc.(a)                                              80              4,544
================================================================================

BUILDING PRODUCTS--1.55%

Masco Corp.                                               440             15,074
================================================================================

COMMUNICATIONS EQUIPMENT--1.85%

Cisco Systems, Inc.(a)                                    940             18,057
================================================================================

COMPUTER & ELECTRONICS RETAIL--0.18%

RadioShack Corp.                                           60              1,796
================================================================================

                                                                      MARKET
                                                    SHARES            VALUE
-------------------------------------------------------------------------------
COMPUTER HARDWARE--3.46%

Dell Inc.(a)                                             680       $     23,841
-------------------------------------------------------------------------------
International Business Machines Corp.                    110              9,872
===============================================================================
                                                                         33,713
===============================================================================

COMPUTER STORAGE & PERIPHERALS--0.17%

Lexmark International, Inc.-Class A(a)                    20              1,662
===============================================================================

CONSUMER FINANCE--4.64%

American Express Co.                                     300             15,921
-------------------------------------------------------------------------------
Capital One Financial Corp.                               70              5,163
-------------------------------------------------------------------------------
MBNA Corp.                                               940             24,092
===============================================================================
                                                                         45,176
===============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.89%

Affiliated Computer Services, Inc.-Class A(a)            100              5,455
-------------------------------------------------------------------------------
Automatic Data Processing, Inc.                           90              3,905
-------------------------------------------------------------------------------
First Data Corp.                                         180              7,430
-------------------------------------------------------------------------------
Paychex, Inc.                                             50              1,640
===============================================================================
                                                                         18,430
===============================================================================

DEPARTMENT STORES--0.36%

Federated Department Stores, Inc.                         70              3,531
===============================================================================

DIVERSIFIED BANKS--7.41%

Bank of America Corp.                                    540             24,187
-------------------------------------------------------------------------------
U.S. Bancorp                                             710             20,313
-------------------------------------------------------------------------------
Wachovia Corp.                                           320             15,747
-------------------------------------------------------------------------------
Wells Fargo & Co.                                        200             11,944
===============================================================================
                                                                         72,191
===============================================================================

DIVERSIFIED CHEMICALS--0.64%

Engelhard Corp.                                          220              6,226
===============================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.65%

Cendant Corp.                                            470              9,677
-------------------------------------------------------------------------------
Deluxe Corp.                                             220              8,380
-------------------------------------------------------------------------------
Equifax Inc.                                             390             10,199
-------------------------------------------------------------------------------
West Corp.(a)                                            260              7,311
===============================================================================
                                                                         35,567
===============================================================================

ELECTRIC UTILITIES--0.51%

Entergy Corp.                                             50              3,268
-------------------------------------------------------------------------------
Southern Co. (The)                                        55              1,737
===============================================================================
                                                                          5,005
===============================================================================

                                                                      MARKET
                                                   SHARES             VALUE
-------------------------------------------------------------------------------
FOOTWEAR--1.11%

NIKE, Inc.-Class B                                      110       $       8,944
-------------------------------------------------------------------------------
Timberland Co. (The)-Class A(a)                          30               1,842
===============================================================================
                                                                         10,786
===============================================================================

HEALTH CARE DISTRIBUTORS--1.15%

Cardinal Health, Inc.                                   240              11,220
===============================================================================

HEALTH CARE EQUIPMENT--3.52%

Bard (C.R.), Inc.                                       100               5,680
-------------------------------------------------------------------------------
Becton, Dickinson & Co.                                 100               5,250
-------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)                 127               7,285
-------------------------------------------------------------------------------
Guidant Corp.                                            30               1,999
-------------------------------------------------------------------------------
Hospira, Inc.(a)                                         14                 447
-------------------------------------------------------------------------------
Stryker Corp.                                           260              11,203
-------------------------------------------------------------------------------
Waters Corp.(a)                                          60               2,477
===============================================================================
                                                                         34,341
===============================================================================

HEALTH CARE SERVICES--0.67%

IMS Health Inc.                                         310               6,566
===============================================================================

HEALTH CARE SUPPLIES--0.56%

Bausch & Lomb Inc.                                       90               5,486
===============================================================================

HOME ENTERTAINMENT SOFTWARE--0.18%

Electronic Arts Inc.(a)                                  40               1,797
===============================================================================

HOME IMPROVEMENT RETAIL--2.70%

Home Depot, Inc. (The)                                  640              26,291
===============================================================================

HOUSEHOLD PRODUCTS--4.06%

Colgate-Palmolive Co.                                   100               4,462
-------------------------------------------------------------------------------
Kimberly-Clark Corp.                                    280              16,708
-------------------------------------------------------------------------------
Procter & Gamble Co. (The)                              360              18,425
===============================================================================
                                                                         39,595
===============================================================================

HOUSEWARES & SPECIALTIES--0.37%

Fortune Brands, Inc.                                     50               3,641
===============================================================================

HYPERMARKETS & SUPER CENTERS--1.11%

Wal-Mart Stores, Inc.                                   200              10,784
===============================================================================

                                                                      MARKET
                                                    SHARES            VALUE
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.66%

3M Co.                                                   150       $     11,636
-------------------------------------------------------------------------------
General Electric Co.                                     300             10,236
-------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                        130              4,050
===============================================================================
                                                                         25,922
===============================================================================

INDUSTRIAL MACHINERY--2.15%

Danaher Corp.                                            240             13,231
-------------------------------------------------------------------------------
Graco Inc.                                               225              7,740
===============================================================================
                                                                         20,971
===============================================================================

INTEGRATED OIL & GAS--2.92%

ChevronTexaco Corp.                                      100              5,306
-------------------------------------------------------------------------------
Exxon Mobil Corp.                                        470             23,133
===============================================================================
                                                                         28,439
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.66%

SBC Communications Inc.                                  330              8,336
-------------------------------------------------------------------------------
Verizon Communications Inc.                              200              7,820
===============================================================================
                                                                         16,156
===============================================================================

INTERNET SOFTWARE & SERVICES--0.22%

Yahoo! Inc.(a)                                            60              2,171
===============================================================================

LIFE & HEALTH INSURANCE--0.71%

MetLife, Inc.                                             60              2,301
-------------------------------------------------------------------------------
Prudential Financial, Inc.(a)                            100              4,647
===============================================================================
                                                                          6,948
===============================================================================

MANAGED HEALTH CARE--3.65%

Anthem, Inc.(a)                                          140             11,256
-------------------------------------------------------------------------------
UnitedHealth Group Inc.                                  220             15,928
-------------------------------------------------------------------------------
WellChoice Inc.(a)                                        60              2,506
-------------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                         60              5,860
===============================================================================
                                                                         35,550
===============================================================================

METAL & GLASS CONTAINERS--0.53%

Ball Corp.                                               130              5,181
===============================================================================

MOTORCYCLE MANUFACTURERS--0.77%

Harley-Davidson, Inc.                                    130              7,484
===============================================================================

MULTI-LINE INSURANCE--0.82%

American International Group, Inc.                       100              6,071
-------------------------------------------------------------------------------
Genworth Financial Inc.-Class A                           80              1,909
===============================================================================
                                                                          7,980
===============================================================================

                                                                     MARKET
                                                    SHARES           VALUE
------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION--0.90%

Anadarko Petroleum Corp.                                 50       $      3,373
------------------------------------------------------------------------------
Burlington Resources Inc.                               130              5,395
==============================================================================
                                                                         8,768
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.78%

Citigroup Inc.                                          610             27,066
==============================================================================

PERSONAL PRODUCTS--0.81%

Avon Products, Inc.                                     200              7,910
==============================================================================

PHARMACEUTICALS--5.16%

Bristol-Myers Squibb Co.                                 70              1,640
------------------------------------------------------------------------------
Johnson & Johnson                                       280             16,346
------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                           120              1,309
------------------------------------------------------------------------------
Merck & Co. Inc.                                        420             13,150
------------------------------------------------------------------------------
Mylan Laboratories Inc.                                  80              1,378
------------------------------------------------------------------------------
Pfizer Inc.                                             570             16,502
==============================================================================
                                                                        50,325
==============================================================================

PROPERTY & CASUALTY INSURANCE--0.79%

Allstate Corp. (The)                                    160              7,694
==============================================================================

PUBLISHING--0.62%

McGraw-Hill Cos., Inc. (The)                             70              6,038
==============================================================================

RAILROADS--0.90%

Burlington Northern Santa Fe Corp.                      210              8,780
==============================================================================

REGIONAL BANKS--1.58%

KeyCorp                                                  70              2,351
------------------------------------------------------------------------------
National City Corp.                                     280             10,912
------------------------------------------------------------------------------
SunTrust Banks, Inc.                                     30              2,111
==============================================================================
                                                                        15,374
==============================================================================

RESTAURANTS--2.47%

CBRL Group, Inc.                                         50              1,813
------------------------------------------------------------------------------
McDonald's Corp.                                        390             11,369
------------------------------------------------------------------------------
Yum! Brands, Inc.                                       250             10,875
==============================================================================
                                                                        24,057
==============================================================================

SEMICONDUCTORS--2.65%

Intel Corp.                                           1,160             25,822
==============================================================================

SOFT DRINKS--2.19%

PepsiCo, Inc.                                           430             21,319
==============================================================================

                                                                       MARKET
                                                      SHARES           VALUE
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS--0.66%

International Flavors & Fragrances Inc.                    50       $      1,953
--------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                        80              4,451
================================================================================
                                                                           6,404
================================================================================

SPECIALTY STORES--0.63%

Claire's Stores, Inc.                                     100              2,602
--------------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                                     60              1,439
--------------------------------------------------------------------------------
Staples, Inc.                                              70              2,082
================================================================================
                                                                           6,123
================================================================================

SYSTEMS SOFTWARE--7.37%

Microsoft Corp.                                         1,310             36,667
--------------------------------------------------------------------------------
Oracle Corp.(a)                                         2,100             26,586
--------------------------------------------------------------------------------
Symantec Corp.(a)                                         150              8,541
================================================================================
                                                                          71,794
================================================================================

THRIFTS & MORTGAGE FINANCE--2.83%

Countrywide Financial Corp.                               198              6,322
--------------------------------------------------------------------------------
Fannie Mae                                                 95              6,664
--------------------------------------------------------------------------------
IndyMac Bancorp, Inc.                                      80              2,581
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                   310             12,000
================================================================================
                                                                          27,567
================================================================================

TOBACCO--0.99%

Altria Group, Inc.                                        200              9,692
================================================================================

Total Common Stocks (Cost $886,451)                                      942,396
================================================================================

TOTAL INVESTMENTS--96.69%  (Cost $886,451)                               942,396
================================================================================
OTHER ASSETS LESS LIABILITIES--3.31%                                      32,282
================================================================================
NET ASSETS--100.00%                                                 $    974,678
================================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost $886,451)                      $  942,396
----------------------------------------------------------------------------
Cash                                                                  30,516
----------------------------------------------------------------------------
Receivables for:
     Dividends                                                         1,135
----------------------------------------------------------------------------
     Amount due from advisor                                          17,171
----------------------------------------------------------------------------
Other assets                                                             177
============================================================================
       Total assets                                                  991,395
============================================================================

LIABILITIES:

Payables for:

Accrued transfer agent fees                                                8
----------------------------------------------------------------------------
Accrued operating expenses                                            16,709
============================================================================
       Total liabilities                                              16,717
============================================================================
Net assets applicable to shares outstanding                       $  974,678
============================================================================

NET ASSETS CONSIST OF:

     Shares of beneficial interest                                $  991,834
----------------------------------------------------------------------------
     Undistributed net realized gain (loss) from
       investment securities                                         (73,101)
----------------------------------------------------------------------------
     Unrealized appreciation of investment securities                 55,945
============================================================================
                                                                  $  974,678
____________________________________________________________________________
============================================================================

NET ASSETS:

Class A                                                           $  389,870
____________________________________________________________________________
============================================================================
Class B                                                           $  292,404
____________________________________________________________________________
============================================================================
Class C                                                           $  292,404
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                                               40,780
____________________________________________________________________________
============================================================================
Class B                                                               30,585
____________________________________________________________________________
============================================================================
Class C                                                               30,585
____________________________________________________________________________
============================================================================
Class A :
     Net asset value per share                                    $     9.56
----------------------------------------------------------------------------
     Offering price per share:
       (Net asset value of $9.56 / 94.50%)                        $    10.12
____________________________________________________________________________
============================================================================
Class B :
     Net asset value and offering price per share                 $     9.56
____________________________________________________________________________
============================================================================
Class C :
     Net asset value and offering price per share                 $     9.56
____________________________________________________________________________
============================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends                                                     $   14,550
------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      7,282
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                     3,444
------------------------------------------------------------------------
Distribution fees:
Class A                                                            1,359
------------------------------------------------------------------------
Class B                                                            2,913
------------------------------------------------------------------------
Class C                                                            2,913
------------------------------------------------------------------------
Transfer agent fees                                                  127
------------------------------------------------------------------------
Trustees' fees and retirement benefits                             8,217
------------------------------------------------------------------------
Reports to shareholders                                            7,852
------------------------------------------------------------------------
Market timing expenses                                            17,370
------------------------------------------------------------------------
Professional fees                                                 24,108
------------------------------------------------------------------------
Other                                                                177
========================================================================
       Total expenses                                            125,762
========================================================================
Less: Fees waived, expenses reimbursed and
  expense offset arrangements                                   (108,773)
========================================================================
       Net expenses                                               16,989
========================================================================
Net investment income (loss)                                      (2,439)
========================================================================

REALIZED AND UNREALIZED GAIN FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities                      38,354
------------------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                                           12,400
------------------------------------------------------------------------
Net gain from investment securities                               50,754
========================================================================
Net increase in net assets resulting from operations          $   48,315
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003


                                                                                2004              2003
--------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                              $   (2,439)       $   (2,307)
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities
    and option contracts                                                        38,354           (11,051)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and option contracts                                             12,400           140,495
========================================================================================================
      Net increase in net assets resulting from operations                      48,315           127,137
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                         (529)           (5,600)
--------------------------------------------------------------------------------------------------------
  Class B                                                                         (397)           (4,200)
--------------------------------------------------------------------------------------------------------
  Class C                                                                         (397)           (4,200)
========================================================================================================
  Decrease in net assets resulting from distributions                           (1,323)          (14,000)
========================================================================================================
Share transactions-net:
  Class A                                                                          529             5,600
--------------------------------------------------------------------------------------------------------
  Class B                                                                          397             4,200
--------------------------------------------------------------------------------------------------------
  Class C                                                                          397             4,200
========================================================================================================
      Net increase in net assets resulting from share transactions               1,323            14,000
========================================================================================================
      Net increase in net assets                                                48,315           127,137
========================================================================================================

NET ASSETS:

  Beginning of year                                                            926,363           799,226
========================================================================================================
  End of year (including undistributed net investment income
    (loss) of $0 and $(4,522), respectively)                                $  974,678        $  926,363
________________________________________________________________________________________________________
========================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Core Strategies Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is currently not open to investors.

    The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the next $1 billion of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.75% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $7,282 and reimbursed expenses of $75,965.

     For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $17,990 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

     The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $50,000 for such services.

     The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $127. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

     The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. Waivers may be modified or discontinued at any time. Waivers may be modified or discontinued at any time. AIM Distributors waived all plan fees of $1,359, $2,913 and $2,913 for the Class A, Class B and Class C shares, respectively.

     Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $12 and credits in custodian fees of $339 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $351.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

     Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

     Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

     During the year ended October 31, 2004, the Fund paid legal fees of $3,612 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

     During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

     Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                              2004              2003
--------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income                                     $   1,323         $  14,000
________________________________________________________________________________________________________
========================================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

Unrealized appreciation - investments                               $    55,329
Capital loss carryforward                                               (72,485)
Shares of beneficial interest                                           991,834
--------------------------------------------------------------------------------
Total net assets                                                    $   974,678
================================================================================

     The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

     The Fund utilized $39,040 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS
(CONTINUED)

                                                                  CAPITAL
EXPIRATION                                                    LOSS CARRYFORWARD*
--------------------------------------------------------------------------------
October 31, 2010                                                   $61,434
October 31, 2011                                                    11,051
--------------------------------------------------------------------------------
Total capital loss carryforward                                    $72,485
________________________________________________________________________________
================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $487,022 and $501,339, respectively.


      UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                      $       97,932
----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                           (42,603)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                            $       55,329
______________________________________________________________________________________________
==============================================================================================
Cost of investments for tax purposes is $887,067.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $8,284, undistributed net realized gain (loss) was increased by $70 and shares of beneficial interest decreased by $8,354. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of three different classes of shares that are not currently available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.


                                CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------
                                                              YEAR ENDED OCTOBER 31,
                                         --------------------------------------------------------
                                                    2004                                  2003
                                         --------------------------    --------------------------
                                           SHARES          AMOUNT        SHARES          AMOUNT
-------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
   Class A                                       57      $      529           722      $    5,600
-------------------------------------------------------------------------------------------------
   Class B                                       43             397           541           4,200
-------------------------------------------------------------------------------------------------
   Class C                                       43             397           541           4,200
-------------------------------------------------------------------------------------------------
                                                143      $    1,323         1,804      $   14,000
_________________________________________________________________________________________________
=================================================================================================

(a) Currently, the Fund is not open to investors. All shares are owned by AIM.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                                        ---------------------------------------------------
                                                                                                         DECEMBER 31, 2001
                                                                                                         (DATE OPERATIONS
                                                                            YEAR ENDED OCTOBER 31,         COMMENCED) TO
                                                                        -----------------------------       OCTOBER 31,
                                                                            2004              2003             2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $      9.10       $      7.99        $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                              (0.02)            (0.02)         (0.03)
---------------------------------------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized and unrealized)            0.49              1.27          (1.98)
===========================================================================================================================
        Total from investment operations                                       0.47              1.25          (2.01)
===========================================================================================================================
Less dividends from net investment income                                     (0.01)            (0.14)            --
===========================================================================================================================
Net asset value, end of period                                          $      9.56       $      9.10        $  7.99
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                                5.20%            15.95%        (20.10)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $       390       $       371        $   320
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
    With fee waivers and/or expense reimbursements                             1.79%(b)          1.78%          1.82%(c)
---------------------------------------------------------------------------------------------------------------------------
    Without fee waivers and/or expense reimbursements                         12.56%(b)         11.94%         13.71%(c)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets                   (0.25)%(b)        (0.28)%        (0.45)%(c)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                                                       52%               81%            42%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $388,357.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                                            CLASS B
                                                                        ---------------------------------------------------
                                                                                                         DECEMBER 31, 2001
                                                                                                         (DATE OPERATIONS
                                                                            YEAR ENDED OCTOBER 31,         COMMENCED) TO
                                                                        -----------------------------       OCTOBER 31,
                                                                            2004              2003             2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $     9.10        $      7.99         $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                             (0.02)             (0.02)          (0.03)
---------------------------------------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized and unrealized)           0.49               1.27           (1.98)
===========================================================================================================================
        Total from investment operations                                      0.47               1.25           (2.01)
===========================================================================================================================
Less dividends from net investment income                                    (0.01)             (0.14)             --
===========================================================================================================================
Net asset value, end of period                                          $     9.56        $      9.10         $  7.99
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                               5.20%             15.95%         (20.10)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $      292        $       278         $   240
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
    With fee waivers and/or expense reimbursements                            1.79%(b)           1.78%           1.82%  (c)
---------------------------------------------------------------------------------------------------------------------------
    Without fee waivers and/or expense reimbursements                        13.21%(b)          12.59%          14.36%  (c)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets                  (0.25)%(b)         (0.28)%         (0.45)%(c)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                                                      52%                81%             42%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $291,270.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                                            CLASS C
                                                                        ---------------------------------------------------
                                                                                                         DECEMBER 31, 2001
                                                                                                         (DATE OPERATIONS
                                                                            YEAR ENDED OCTOBER 31,         COMMENCED) TO
                                                                        -----------------------------       OCTOBER 31,
                                                                            2004              2003              2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $     9.10         $     7.99       $    10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                             (0.02)             (0.02)           (0.03)
---------------------------------------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized and unrealized)           0.49               1.27            (1.98)
===========================================================================================================================
        Total from investment operations                                      0.47               1.25            (2.01)
===========================================================================================================================
Less dividends from net investment income                                    (0.01)             (0.14)              --
===========================================================================================================================
Net asset value, end of period                                          $     9.56         $     9.10       $     7.99
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                               5.20%             15.95%          (20.10)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $      292         $      278       $      240
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
    With fee waivers and/or expense reimbursements                            1.79%(b)           1.78%            1.82%(c)
---------------------------------------------------------------------------------------------------------------------------
    Without fee waivers and/or expense reimbursements                        13.21%(b)          12.59%           14.36%(c)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets                  (0.25)%(b)         (0.28)%          (0.45)%(c)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                                                      52%                81%              42%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $291,270.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlement agreements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Dent Demographic Trends Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Dent Demographic Trends Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Dent Demographic Trends Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.87%

APPAREL RETAIL-3.28%

American Eagle Outfitters, Inc.                    90,000   $  3,679,200
------------------------------------------------------------------------
Chico's FAS, Inc.(a)(b)                            77,000      3,082,310
------------------------------------------------------------------------
Foot Locker, Inc.                                 157,300      3,838,120
------------------------------------------------------------------------
Limited Brands                                    180,000      4,460,400
========================================================================
                                                              15,060,030
========================================================================

APPLICATION SOFTWARE-3.75%

Amdocs Ltd. (United Kingdom)(a)                   260,000      6,539,000
------------------------------------------------------------------------
Autodesk, Inc.                                     70,000      3,692,500
------------------------------------------------------------------------
Intuit Inc.(a)                                     80,000      3,628,800
------------------------------------------------------------------------
NAVTEQ Corp.(a)                                    83,000      3,345,730
========================================================================
                                                              17,206,030
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.40%

Calamos Asset Management, Inc.-Class A(a)(c)      129,100      2,517,450
------------------------------------------------------------------------
Investors Financial Services Corp.(c)              75,000      2,886,750
------------------------------------------------------------------------
Legg Mason, Inc.                                   88,000      5,606,480
========================================================================
                                                              11,010,680
========================================================================

BIOTECHNOLOGY-4.27%

Biogen Idec Inc.(a)                                77,400      4,501,584
------------------------------------------------------------------------
Gen-Probe Inc.(a)                                 101,500      3,556,560
------------------------------------------------------------------------
Genentech, Inc.(a)                                120,000      5,463,600
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          175,000      6,060,250
========================================================================
                                                              19,581,994
========================================================================

BROADCASTING & CABLE TV-1.21%

Univision Communications Inc.-Class A(a)          180,000      5,572,800
========================================================================

COMMUNICATIONS EQUIPMENT-8.48%

Avaya Inc.(a)                                      95,000      1,368,000
------------------------------------------------------------------------
Cisco Systems, Inc.(a)                            400,000      7,684,000
------------------------------------------------------------------------
Comverse Technology, Inc.(a)                      450,000      9,288,000
------------------------------------------------------------------------
Motorola, Inc.                                    400,000      6,904,000
------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                           335,000      5,165,700
------------------------------------------------------------------------
QUALCOMM Inc.                                      85,000      3,553,850
------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)                56,000      4,939,200
========================================================================
                                                              38,902,750
========================================================================

COMPUTER & ELECTRONICS RETAIL-1.29%

Best Buy Co., Inc.                                100,000      5,922,000
========================================================================

COMPUTER HARDWARE-4.93%

Apple Computer, Inc.(a)                           133,500      7,012,755
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMPUTER HARDWARE-(CONTINUED)

Dell Inc.(a)                                      300,000   $ 10,518,000
------------------------------------------------------------------------
PalmOne, Inc.(a)(c)                               175,000      5,069,750
========================================================================
                                                              22,600,505
========================================================================

COMPUTER STORAGE & PERIPHERALS-1.09%

Lexmark International, Inc.-Class A(a)             60,000      4,986,600
========================================================================

CONSUMER FINANCE-2.58%

American Express Co.                              135,000      7,164,450
------------------------------------------------------------------------
Providian Financial Corp.(a)                      300,000      4,665,000
========================================================================
                                                              11,829,450
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.77%

Alliance Data Systems Corp.(a)                    191,800      8,109,304
========================================================================

DEPARTMENT STORES-1.94%

Kohl's Corp.(a)                                   175,000      8,883,000
========================================================================

DISTILLERS & VINTNERS-0.74%

Constellation Brands, Inc.-Class A(a)              87,000      3,413,010
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.75%

Cendant Corp.                                     390,000      8,030,100
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.71%

Agilent Technologies, Inc.(a)                     313,500      7,856,310
========================================================================

ENVIRONMENTAL SERVICES-0.74%

Stericycle, Inc.(a)                                75,000      3,399,750
========================================================================

GENERAL MERCHANDISE STORES-1.91%

Target Corp.                                      175,000      8,753,500
========================================================================

HEALTH CARE EQUIPMENT-4.34%

Bard (C.R.), Inc.                                  68,300      3,879,440
------------------------------------------------------------------------
DENTSPLY International Inc.(c)                     75,000      3,900,750
------------------------------------------------------------------------
Fisher Scientific International Inc.(a)            81,000      4,646,160
------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                          66,000      3,288,780
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   104,000      4,175,600
========================================================================
                                                              19,890,730
========================================================================

HEALTH CARE SERVICES-2.92%

Caremark Rx, Inc.(a)                              110,000      3,296,700
------------------------------------------------------------------------
DaVita, Inc.(a)                                   186,000      5,509,320
------------------------------------------------------------------------
IMS Health Inc.                                   100,000      2,118,000
------------------------------------------------------------------------
Quest Diagnostics Inc.                             28,000      2,451,120
========================================================================
                                                              13,375,140
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

HEALTH CARE SUPPLIES-1.29%

Alcon, Inc. (Switzerland)                          83,000   $  5,909,600
========================================================================

HOTELS, RESORTS & CRUISE LINES-2.01%

Carnival Corp. (Panama)                           103,000      5,207,680
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          84,000      4,009,320
========================================================================
                                                               9,217,000
========================================================================

HYPERMARKETS & SUPER CENTERS-1.46%

Costco Wholesale Corp.                            140,000      6,711,600
========================================================================

INTERNET RETAIL-2.17%

eBay Inc.(a)                                      102,000      9,956,220
========================================================================

INTERNET SOFTWARE & SERVICES-3.20%

Google Inc.-Class A(a)(c)                          20,000      3,814,100
------------------------------------------------------------------------
Yahoo! Inc.(a)                                    300,600     10,878,714
========================================================================
                                                              14,692,814
========================================================================

INVESTMENT BANKING & BROKERAGE-1.85%

Goldman Sachs Group, Inc. (The)                    86,500      8,509,870
========================================================================

IT CONSULTING & OTHER SERVICES-0.69%

Accenture Ltd.-Class A (Bermuda)(a)               130,000      3,147,300
========================================================================

MANAGED HEALTH CARE-1.74%

Aetna Inc.                                         84,000      7,980,000
========================================================================

MOTORCYCLE MANUFACTURERS-0.97%

Harley-Davidson, Inc.                              77,500      4,461,675
========================================================================

MOVIES & ENTERTAINMENT-1.49%

DreamWorks Animation SKG, Inc.-Class A(a)          13,600        531,080
------------------------------------------------------------------------
Walt Disney Co. (The)                             250,000      6,305,000
========================================================================
                                                               6,836,080
========================================================================

PERSONAL PRODUCTS-3.24%

Avon Products, Inc.                                85,000      3,361,750
------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              175,000      7,516,250
------------------------------------------------------------------------
Gillette Co. (The)                                 96,000      3,982,080
========================================================================
                                                              14,860,080
========================================================================

PHARMACEUTICALS-5.56%

Eon Labs, Inc.(a)                                 196,300      4,830,943
------------------------------------------------------------------------
IVAX Corp.(a)                                     193,750      3,506,875
------------------------------------------------------------------------
Johnson & Johnson                                 117,000      6,830,460
------------------------------------------------------------------------
Pfizer Inc.                                        85,000      2,460,750
------------------------------------------------------------------------
Sepracor Inc.(a)                                   91,500      4,202,595
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                        130,000   $  3,692,000
========================================================================
                                                              25,523,623
========================================================================

PROPERTY & CASUALTY INSURANCE-1.47%

Allstate Corp. (The)                              140,000      6,732,600
========================================================================

PUBLISHING-0.75%

Getty Images, Inc.(a)(c)                           58,000      3,429,540
========================================================================

REGIONAL BANKS-0.95%

Bank of Hawaii Corp.                               91,500      4,369,125
========================================================================

RESTAURANTS-1.52%

Yum! Brands, Inc.                                 160,000      6,960,000
========================================================================

SEMICONDUCTOR EQUIPMENT-1.64%

Novellus Systems, Inc.(a)                         290,000      7,513,900
========================================================================

SEMICONDUCTORS-2.59%

Analog Devices, Inc.                              150,000      6,039,000
------------------------------------------------------------------------
Microchip Technology Inc.                         193,500      5,853,375
========================================================================
                                                              11,892,375
========================================================================

SPECIALIZED FINANCE-1.23%

Chicago Mercantile Exchange (The)(c)               32,000      5,623,360
========================================================================

SPECIALTY CHEMICALS-0.63%

Ecolab Inc.                                        85,000      2,877,250
========================================================================

SPECIALTY STORES-0.79%

Williams-Sonoma, Inc.(a)                           95,000      3,626,150
========================================================================

SYSTEMS SOFTWARE-5.73%

McAfee Inc.(a)                                    165,000      3,993,000
------------------------------------------------------------------------
Microsoft Corp.                                   160,000      4,478,400
------------------------------------------------------------------------
Oracle Corp.(a)                                   350,000      4,431,000
------------------------------------------------------------------------
Symantec Corp.(a)                                 170,000      9,679,800
------------------------------------------------------------------------
VERITAS Software Corp.(a)                         170,000      3,719,600
========================================================================
                                                              26,301,800
========================================================================

THRIFTS & MORTGAGE FINANCE-0.80%

Doral Financial Corp. (Puerto Rico)                87,500      3,673,250
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $364,419,506)                          435,188,895
========================================================================

MONEY MARKET FUNDS-5.49%

Liquid Assets Portfolio-Institutional
  Class(d)                                     12,603,015     12,603,015
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    12,603,015     12,603,015
========================================================================
    Total Money Market Funds (Cost
      $25,206,030)                                            25,206,030
========================================================================
TOTAL INVESTMENTS-100.36% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $389,625,536)                460,394,925
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.56%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  16,327,750   $ 16,327,750
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $16,327,750)                                      16,327,750
========================================================================
TOTAL INVESTMENTS-103.92% (Cost $405,953,286)                476,722,675
========================================================================
OTHER ASSETS LESS LIABILITIES-(3.92%)                        (17,983,112)
========================================================================
NET ASSETS-100.00%                                          $458,739,563
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1H and Note 9.
(c) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $364,419,506)*                              $  435,188,895
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $41,533,780)                              41,533,780
============================================================
    Total investments (cost $405,953,286)        476,722,675
============================================================
Receivables for:
  Investments sold                                 8,592,226
------------------------------------------------------------
  Fund shares sold                                   114,465
------------------------------------------------------------
  Dividends                                          118,005
------------------------------------------------------------
  Investment for trustee deferred
    compensation and retirement plans                 43,880
------------------------------------------------------------
Other assets                                          19,831
============================================================
    Total assets                                 485,611,082
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            8,212,059
------------------------------------------------------------
  Fund shares reacquired                           1,436,843
------------------------------------------------------------
  Options written, at market value (premiums
    received $98,243)                                 92,750
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  64,172
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        16,327,750
------------------------------------------------------------
Accrued distribution fees                            280,068
------------------------------------------------------------
Accrued trustees' fees                                 1,375
------------------------------------------------------------
Accrued transfer agent fees                          358,897
------------------------------------------------------------
Accrued operating expenses                            97,605
============================================================
    Total liabilities                             26,871,519
============================================================
Net assets applicable to shares outstanding   $  458,739,563
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,220,537,382
------------------------------------------------------------
Undistributed net investment income (loss)           (56,054)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (832,516,647)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                 70,774,882
============================================================
                                              $  458,739,563
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  174,741,093
____________________________________________________________
============================================================
Class B                                       $  209,239,739
____________________________________________________________
============================================================
Class C                                       $   74,758,731
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           22,298,689
____________________________________________________________
============================================================
Class B                                           27,662,169
____________________________________________________________
============================================================
Class C                                            9,884,767
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         7.84
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.84 divided by
      94.50%)                                 $         8.30
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         7.56
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         7.56
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $15,703,411 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $26,967)         $  3,255,156
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $26,206)*                             277,118
==========================================================================
    Total investment income                                      3,532,274
==========================================================================

EXPENSES:

Advisory fees                                                    4,330,717
--------------------------------------------------------------------------
Administrative services fees                                       140,580
--------------------------------------------------------------------------
Custodian fees                                                      60,875
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          696,911
--------------------------------------------------------------------------
  Class B                                                        2,372,817
--------------------------------------------------------------------------
  Class C                                                          878,618
--------------------------------------------------------------------------
Transfer agent fees                                              3,028,247
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              21,956
--------------------------------------------------------------------------
Other                                                              420,541
==========================================================================
    Total expenses                                              11,951,262
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (73,335)
==========================================================================
    Net expenses                                                11,877,927
==========================================================================
Net investment income (loss)                                    (8,345,653)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from investment securities                    57,904,456
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (47,483,787)
--------------------------------------------------------------------------
  Option contracts written                                           5,493
==========================================================================
                                                               (47,478,294)
==========================================================================
Net gain from investment securities and option contracts        10,426,162
==========================================================================
Net increase in net assets resulting from operations          $  2,080,509
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004             2003
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (8,345,653)   $ (8,459,316)
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              57,904,456      12,899,204
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (47,478,294)    124,414,828
===========================================================================================
    Net increase in net assets resulting from operations          2,080,509     128,854,716
===========================================================================================
Share transactions-net:
  Class A                                                       (39,681,686)    (26,713,489)
-------------------------------------------------------------------------------------------
  Class B                                                       (42,809,697)    (29,364,137)
-------------------------------------------------------------------------------------------
  Class C                                                       (21,482,204)    (14,000,141)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (103,973,587)    (70,077,767)
===========================================================================================
    Net increase (decrease) in net assets                      (101,893,078)     58,776,949
===========================================================================================

NET ASSETS:

  Beginning of year                                             560,632,641     501,855,692
===========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(56,054) and $(47,845), respectively).         $ 458,739,563    $560,632,641
___________________________________________________________________________________________
===========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Dent Demographic Trends Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). H.S. Dent Advisors, Inc. ("H.S. Dent") is the Fund's sub-advisor. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.77% of the first $2 billion of the Fund's average daily net assets, plus 0.72% of the Fund's average daily net assets exceeding $2 billion. Prior to July 1, 2004, the Fund paid an advisory fee to AIM at the annual rate of 0.85% of the first $2 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets exceeding $2 billion. Under the terms of the sub-advisory agreement between AIM and H.S. Dent, effective July 1, 2004, AIM pays H.S. Dent at the annual rate of 6.49% of the net management fee for the Fund; however, no sub-advisory fee shall be due with respect to the Fund if the net assets of the Fund fall below $50 million. Prior to July 1, 2004, AIM paid H.S. Dent at the annual rate of 0.13% of the first $1 billion of the Fund's average daily net assets, plus 0.10% of the next $1 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 2.00%, 2.65% and 2.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $4,738.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $59,047 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $140,580 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $3,028,247. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B and Class C shares paid $696,911, $2,372,817 and $878,618, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $80,876 in front-end sales commissions from the sale of Class A shares and $846, $20,415 and $6,858 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $14,188,517      $ 94,299,902      $ (95,885,404)        $   --         $12,603,015     $124,253       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            14,188,517        94,299,902        (95,885,404)            --          12,603,015      126,659           --
==================================================================================================================================
  Subtotal        $28,377,034      $188,599,804      $(191,770,808)        $   --         $25,206,030     $250,912       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $13,760,300      $144,303,405      $(158,063,705)        $   --         $        --     $ 22,547       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                    --        42,926,545        (26,598,795)            --          16,327,750        3,659           --
==================================================================================================================================
  Subtotal        $13,760,300      $187,229,950      $(184,662,500)        $   --         $16,327,750     $ 26,206       $   --
==================================================================================================================================
  Total           $42,137,334      $375,829,754      $(376,433,308)        $   --         $41,533,780     $277,118       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $10,582,774 and $6,501,468, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $9,550 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $9,550.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $6,145 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $15,703,411 were on loan to brokers. The loans were secured by cash collateral of $16,327,750 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $26,206 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of year                                                 --       $    --
-----------------------------------------------------------------------------------
Written                                                          700        98,243
===================================================================================
End of year                                                      700       $98,243
___________________________________________________________________________________
===================================================================================

                                               OPEN OPTIONS WRITTEN AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     OCTOBER 31,
                                                                             NUMBER                     2004
                                                      CONTRACT    STRIKE       OF        PREMIUMS      MARKET        UNREALIZED
CALLS                                                  MONTH      PRICE     CONTRACTS    RECEIVED       VALUE       APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Chicos FAS, Inc.                                       Nov-04      $40         700       $98,243       $92,750         $5,493
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                     2004
------------------------------------------------------------------------------
Unrealized appreciation -- investments                          $   69,362,531
------------------------------------------------------------------------------
Temporary book/tax differences                                         (56,054)
------------------------------------------------------------------------------
Capital loss carryforward                                         (831,104,296)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,220,537,382
==============================================================================
Total net assets                                                $  458,739,563
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on option contracts written of $5,493.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $56,245,166 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
October 31, 2008                                              $ 91,720,843
---------------------------------------------------------------------------
October 31, 2009                                               541,794,870
---------------------------------------------------------------------------
October 31, 2010                                               195,681,695
---------------------------------------------------------------------------
October 31, 2011                                                 1,906,888
===========================================================================
Total capital loss carryforward                               $831,104,296
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $643,066,737 and $748,716,714, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $74,758,933
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (5,401,895)
===============================================================================
Net unrealized appreciation of investment securities               $69,357,038
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $407,365,637.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses on October 31, 2004, undistributed net investment income (loss) was increased by $8,337,444, and shares of beneficial interest decreased by $8,337,444. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                          2004                           2003
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       2,484,342    $  19,873,365      3,976,331    $ 26,689,358
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,885,170       14,584,336      3,032,772      19,799,210
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         886,884        6,891,627      1,236,736       8,126,066
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         308,040        2,475,023        268,267       1,801,536
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (317,997)      (2,475,023)      (275,388)     (1,801,536)
=========================================================================================================================
Reacquired:
  Class A                                                      (7,838,825)     (62,030,074)    (8,611,375)    (55,204,383)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (7,180,073)     (54,919,010)    (7,607,073)    (47,361,811)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,713,554)     (28,373,831)    (3,515,974)    (22,126,207)
=========================================================================================================================
                                                              (13,486,013)   $(103,973,587)   (11,495,704)   $(70,077,767)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   7.78       $   6.00    $   7.62    $  15.40    $  12.14
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)         (0.09)      (0.12)      (0.12)      (0.11)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.17           1.87       (1.50)      (7.66)       3.37
=========================================================================================================================
    Total from investment operations                              0.06           1.78       (1.62)      (7.78)       3.26
=========================================================================================================================
Net asset value, end of period                                $   7.84       $   7.78    $   6.00    $   7.62    $  15.40
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   0.77%         29.67%     (21.26)%    (50.52)%     26.85%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $174,741       $212,863    $190,253    $312,377    $666,929
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.86%(b)       2.01%       1.87%       1.64%       1.50%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.88%(b)       2.02%       1.87%       1.64%       1.50%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.19)%(b)     (1.29)%     (1.31)%     (1.04)%     (0.93)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            128%           152%        189%        143%         90%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(b)  Ratios are based on average daily net assets of $199,117,481.

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   7.56       $   5.87    $   7.50    $  15.26    $  12.11
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.16)         (0.13)      (0.17)      (0.18)      (0.18)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.16           1.82       (1.46)      (7.58)       3.33
=========================================================================================================================
    Total from investment operations                              0.00           1.69       (1.63)      (7.76)       3.15
=========================================================================================================================
Net asset value, end of period                                $   7.56       $   7.56    $   5.87    $   7.50    $  15.26
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   0.00%         28.79%     (21.73)%    (50.85)%     26.01%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $209,240       $251,650    $223,666    $367,494    $748,480
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.51%(b)       2.66%       2.53%       2.32%       2.17%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.53%(b)       2.67%       2.53%       2.32%       2.17%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.84)%(b)     (1.94)%     (1.97)%     (1.72)%     (1.60)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                            128%           152%        189%        143%         90%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(b)  Ratios are based on average daily net assets of $237,281,695.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                               2004          2003       2002        2001        2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.56       $  5.87    $  7.50    $  15.26    $  12.11
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.16)        (0.13)     (0.17)      (0.19)      (0.17)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.16          1.82      (1.46)      (7.57)       3.32
======================================================================================================================
    Total from investment operations                             0.00          1.69      (1.63)      (7.76)       3.15
======================================================================================================================
Net asset value, end of period                                $  7.56       $  7.56    $  5.87    $   7.50    $  15.26
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                  0.00%        28.79%    (21.73)%    (50.85)%     26.01%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $74,759       $96,120    $87,938    $149,925    $309,821
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.51%(b)      2.66%      2.53%       2.32%       2.17%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.53%(b)      2.67%      2.53%       2.32%       2.17%
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.84)%(b)    (1.94)%    (1.97)%     (1.72)%     (1.60)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                           128%          152%       189%        143%         90%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(b)  Ratios are based on average daily net assets of $87,861,805.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Diversified Dividend Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Diversified Dividend Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Diversified Dividend Fund as of October 31, 2004, the results of its operations for the year then ended, the statements of changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-90.30%

ADVERTISING-0.97%

Omnicom Group Inc.                                15,300   $  1,207,170
=======================================================================

AEROSPACE & DEFENSE-2.06%

Raytheon Co.                                      50,800      1,853,184
-----------------------------------------------------------------------
United Technologies Corp.                          7,700        714,714
=======================================================================
                                                              2,567,898
=======================================================================

APPAREL RETAIL-1.90%

Limited Brands                                    39,600        981,288
-----------------------------------------------------------------------
TJX Cos., Inc. (The)                              57,800      1,386,044
=======================================================================
                                                              2,367,332
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.67%

V. F. Corp.                                       38,600      2,077,838
=======================================================================

APPLICATION SOFTWARE-0.53%

SAP A.G.-ADR (Germany)                            15,500        661,075
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.19%

Federated Investors, Inc.-Class B                 51,000      1,478,490
=======================================================================

AUTO PARTS & EQUIPMENT-0.35%

Johnson Controls, Inc.                             7,600        435,860
=======================================================================

BREWERS-1.36%

Anheuser-Busch Cos., Inc.                         33,900      1,693,305
=======================================================================

BUILDING PRODUCTS-2.34%

Masco Corp.                                       85,100      2,915,526
=======================================================================

COMPUTER HARDWARE-2.19%

Hewlett-Packard Co.                               83,900      1,565,574
-----------------------------------------------------------------------
International Business Machines Corp.             12,900      1,157,775
=======================================================================
                                                              2,723,349
=======================================================================

CONSTRUCTION & ENGINEERING-1.32%

Fluor Corp.                                       35,500      1,648,620
=======================================================================

CONSTRUCTION MATERIALS-0.48%

Lafarge North America Inc.                        12,100        592,900
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.05%

Automatic Data Processing, Inc.                   31,600      1,371,124
-----------------------------------------------------------------------
First Data Corp.                                  28,500      1,176,480
=======================================================================
                                                              2,547,604
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


DISTRIBUTORS-0.86%

Genuine Parts Co.                                 26,900   $  1,073,041
=======================================================================

DIVERSIFIED BANKS-3.11%

Bank of America Corp.                             47,200      2,114,088
-----------------------------------------------------------------------
U.S. Bancorp                                      28,900        826,829
-----------------------------------------------------------------------
Wachovia Corp.                                    19,000        934,990
=======================================================================
                                                              3,875,907
=======================================================================

DIVERSIFIED CHEMICALS-2.48%

Dow Chemical Co. (The)                            26,800      1,204,392
-----------------------------------------------------------------------
PPG Industries, Inc.                              29,500      1,880,625
=======================================================================
                                                              3,085,017
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.51%

H&R Block, Inc.                                   18,800        893,940
-----------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                   46,700        980,700
=======================================================================
                                                              1,874,640
=======================================================================

ELECTRIC UTILITIES-3.07%

Entergy Corp.                                     17,400      1,137,264
-----------------------------------------------------------------------
Exelon Corp.                                      56,300      2,230,606
-----------------------------------------------------------------------
Wisconsin Energy Corp.                            14,000        456,960
=======================================================================
                                                              3,824,830
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.83%

Cooper Industries, Ltd.-Class A (Bermuda)         19,600      1,252,440
-----------------------------------------------------------------------
Emerson Electric Co.                              35,400      2,267,370
=======================================================================
                                                              3,519,810
=======================================================================

FOOTWEAR-0.72%

NIKE, Inc.-Class B                                11,000        894,410
=======================================================================

HEALTH CARE EQUIPMENT-2.16%

Baxter International Inc.                         62,600      1,925,576
-----------------------------------------------------------------------
Becton, Dickinson & Co.                           14,500        761,250
=======================================================================
                                                              2,686,826
=======================================================================

HOME IMPROVEMENT RETAIL-1.21%

Home Depot, Inc. (The)                            36,800      1,511,744
=======================================================================

HOUSEHOLD APPLIANCES-0.94%

Snap-on Inc.                                      39,800      1,169,324
=======================================================================

HOUSEHOLD PRODUCTS-2.30%

Colgate-Palmolive Co.                             50,900      2,271,158
-----------------------------------------------------------------------
Kimberly-Clark Corp.                               9,900        590,733
=======================================================================
                                                              2,861,891
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

INDUSTRIAL MACHINERY-3.46%

Illinois Tool Works Inc.                           9,100   $    839,748
-----------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)              28,800      1,971,072
-----------------------------------------------------------------------
Pentair, Inc.                                     40,200      1,502,676
=======================================================================
                                                              4,313,496
=======================================================================

INSURANCE BROKERS-1.14%

Marsh & McLennan Cos., Inc.                       51,200      1,416,192
=======================================================================

INTEGRATED OIL & GAS-4.43%

ChevronTexaco Corp.                               11,200        594,272
-----------------------------------------------------------------------
ConocoPhillips                                    11,700        986,427
-----------------------------------------------------------------------
Eni S.p.A. (Italy)(a)                             30,100        690,704
-----------------------------------------------------------------------
Exxon Mobil Corp.                                 16,000        787,520
-----------------------------------------------------------------------
Occidental Petroleum Corp.                        26,100      1,457,163
-----------------------------------------------------------------------
Total S.A. (France)(a)                             4,800      1,004,810
=======================================================================
                                                              5,520,896
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.83%

SBC Communications Inc.                           40,900      1,033,134
=======================================================================

INVESTMENT BANKING & BROKERAGE-1.74%

Morgan Stanley                                    42,400      2,166,216
=======================================================================

LIFE & HEALTH INSURANCE-0.83%

Prudential Financial, Inc.                        22,300      1,036,281
=======================================================================

MULTI-LINE INSURANCE-1.10%

Hartford Financial Services Group, Inc. (The)     23,500      1,374,280
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-2.93%

Dominion Resources, Inc.                          28,700      1,845,984
-----------------------------------------------------------------------
Public Service Enterprise Group Inc.              42,200      1,797,298
=======================================================================
                                                              3,643,282
=======================================================================

OFFICE SERVICES & SUPPLIES-0.81%

Pitney Bowes Inc.                                 23,000      1,006,250
=======================================================================

OIL & GAS DRILLING-1.04%

GlobalSantaFe Corp. (Cayman Islands)              44,000      1,298,000
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.64%

Citigroup Inc.                                    46,100      2,045,457
=======================================================================

PACKAGED FOODS & MEATS-3.94%

General Mills, Inc.                               45,500      2,013,375
-----------------------------------------------------------------------
Hershey Foods Corp.                               14,400        729,936
-----------------------------------------------------------------------
Kellogg Co.                                       20,000        860,000
-----------------------------------------------------------------------
Sara Lee Corp.                                    55,900      1,301,352
=======================================================================
                                                              4,904,663
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


PAPER PACKAGING-0.84%

Bemis Co., Inc.                                   15,200   $    402,344
-----------------------------------------------------------------------
Sonoco Products Co.                               24,300        647,595
=======================================================================
                                                              1,049,939
=======================================================================

PERSONAL PRODUCTS-0.69%

Avon Products, Inc.                               21,600        854,280
=======================================================================

PHARMACEUTICALS-10.24%

Abbott Laboratories                               55,100      2,348,913
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                          52,600      1,232,418
-----------------------------------------------------------------------
Johnson & Johnson                                 41,400      2,416,932
-----------------------------------------------------------------------
Lilly (Eli) & Co.                                 35,200      1,932,832
-----------------------------------------------------------------------
Merck & Co. Inc.                                  13,800        432,078
-----------------------------------------------------------------------
Pfizer Inc.                                       65,200      1,887,540
-----------------------------------------------------------------------
Wyeth                                             63,200      2,505,880
=======================================================================
                                                             12,756,593
=======================================================================

PROPERTY & CASUALTY INSURANCE-3.43%

Chubb Corp. (The)                                  8,700        627,531
-----------------------------------------------------------------------
MBIA Inc.                                         27,200      1,573,792
-----------------------------------------------------------------------
SAFECO Corp.                                       9,300        430,032
-----------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               48,400      1,643,664
=======================================================================
                                                              4,275,019
=======================================================================

PUBLISHING-0.99%

Gannett Co., Inc.                                 14,900      1,235,955
=======================================================================

REGIONAL BANKS-2.17%

Cullen/Frost Bankers, Inc.                        10,800        529,200
-----------------------------------------------------------------------
KeyCorp                                           17,000        571,030
-----------------------------------------------------------------------
North Fork Bancorp., Inc.                         36,400      1,605,240
=======================================================================
                                                              2,705,470
=======================================================================

RESTAURANTS-1.45%

Outback Steakhouse, Inc.                          45,700      1,809,263
=======================================================================

SEMICONDUCTORS-1.49%

Linear Technology Corp.                           25,000        947,000
-----------------------------------------------------------------------
Texas Instruments Inc.                            37,400        914,430
=======================================================================
                                                              1,861,430
=======================================================================

SOFT DRINKS-1.25%

PepsiCo, Inc.                                     31,300      1,551,854
=======================================================================

SYSTEMS SOFTWARE-1.71%

Microsoft Corp.                                   76,100      2,130,039
=======================================================================

THRIFTS & MORTGAGE FINANCE-1.21%

Fannie Mae                                        13,600        954,040
-----------------------------------------------------------------------
MGIC Investment Corp.                              8,500        546,635
=======================================================================
                                                              1,500,675
=======================================================================


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

TOBACCO-1.34%

Altria Group, Inc.                                34,400   $  1,667,024
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $103,200,562)                         112,450,095
=======================================================================

                                               PRINCIPAL
                                                AMOUNT
NOTES-0.36%

AEROSPACE & DEFENSE-0.07%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06(b)                    $  75,000         82,638
=======================================================================

BROADCASTING & CABLE TV-0.08%

TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05(b)                             100,000        101,597
=======================================================================

ELECTRIC UTILITIES-0.13%

Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05(b)                      160,000        167,573
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                AMOUNT        VALUE

OTHER DIVERSIFIED FINANCIAL SERVICES-0.08%

General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%,
  01/30/06(b)                                  $ 100,000   $    100,407
=======================================================================
    Total Notes (Cost $451,848)                                 452,215
=======================================================================

U.S. TREASURY BILLS-0.40%

1.62%, 12/16/04 (Cost $498,986)(c)             500,000(d)       498,986
=======================================================================

                                                SHARES
MONEY MARKET FUNDS-13.44%

Liquid Assets Portfolio-Institutional
  Class(e)                                     8,365,886      8,365,886
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    8,365,886      8,365,886
=======================================================================
    Total Money Market Funds (Cost
      $16,731,772)                                           16,731,772
=======================================================================
TOTAL INVESTMENTS-104.50% (Cost $120,883,168)               130,133,068
=======================================================================
OTHER ASSETS LESS LIABILITIES-(4.50%)                        (5,603,883)
=======================================================================
NET ASSETS-100.00%                                         $124,529,185
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Sr.     - Senior
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at October 31, 2004 was $1,695,514, which represented 1.30% of the Fund's Total Investments. See
    Note 1A.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at October 31, 2004 was $452,215, which represented 0.35% of the Fund's Total Investments. See Note 1A.
(c) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 9.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $104,151,396)                                $113,401,296
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $16,731,772)                             16,731,772
===========================================================
     Total investments (cost $120,883,168)      130,133,068
===========================================================
Receivables for:
  Investments sold                                  303,590
-----------------------------------------------------------
  Variation margin                                    2,700
-----------------------------------------------------------
  Fund shares sold                                1,185,428
-----------------------------------------------------------
  Dividends and interest                            182,194
-----------------------------------------------------------
  Amount due from advisor                             9,911
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                8,846
-----------------------------------------------------------
Other assets                                         32,175
===========================================================
     Total assets                               131,857,912
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           7,008,815
-----------------------------------------------------------
  Fund shares reacquired                            164,368
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                 9,560
-----------------------------------------------------------
Accrued distribution fees                            64,638
-----------------------------------------------------------
Accrued trustees' fees                                  864
-----------------------------------------------------------
Accrued transfer agent fees                          45,135
-----------------------------------------------------------
Accrued operating expenses                           35,347
===========================================================
     Total liabilities                            7,328,727
===========================================================
Net assets applicable to shares outstanding    $124,529,185
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $112,989,604
-----------------------------------------------------------
Undistributed net investment income                  (8,903)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies,
  futures contracts and option contracts          2,289,194
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and futures
  contracts                                       9,259,290
===========================================================
                                               $124,529,185
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $ 63,513,256
___________________________________________________________
===========================================================
Class B                                        $ 45,699,620
___________________________________________________________
===========================================================
Class C                                        $ 15,316,309
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           5,531,730
___________________________________________________________
===========================================================
Class B                                           4,014,872
___________________________________________________________
===========================================================
Class C                                           1,347,153
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.48
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $11.48 divided by
       94.50%)                                 $      12.15
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      11.38
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      11.37
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $7,650)          $1,718,885
------------------------------------------------------------------------
Dividends from affiliated money market funds                      78,001
------------------------------------------------------------------------
Interest                                                          18,670
========================================================================
    Total investment income                                    1,815,556
========================================================================

EXPENSES:

Advisory fees                                                    600,345
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    22,370
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        134,282
------------------------------------------------------------------------
  Class B                                                        318,360
------------------------------------------------------------------------
  Class C                                                         98,436
------------------------------------------------------------------------
Transfer agent fees                                              248,184
------------------------------------------------------------------------
Trustees' fees and retirement benefits                            13,241
------------------------------------------------------------------------
Other                                                            148,681
========================================================================
    Total expenses                                             1,633,899
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (561,093)
========================================================================
    Net expenses                                               1,072,806
========================================================================
Net investment income                                            742,750
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                        3,140,049
------------------------------------------------------------------------
  Foreign currencies                                               2,121
------------------------------------------------------------------------
  Futures contracts                                               46,724
------------------------------------------------------------------------
  Option contracts written                                        21,415
========================================================================
                                                               3,210,309
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        4,343,728
------------------------------------------------------------------------
  Foreign currencies                                                 (14)
------------------------------------------------------------------------
  Futures contracts                                                9,390
========================================================================
                                                               4,353,104
========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts and option contracts                       7,563,413
========================================================================
Net increase in net assets resulting from operations          $8,306,163
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                2004            2003
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                     $    742,750    $    85,307
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  3,210,309       (463,512)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and futures contracts       4,353,104      6,127,078
========================================================================================
    Net increase in net assets resulting from operations       8,306,163      5,748,873
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (500,393)       (67,755)
----------------------------------------------------------------------------------------
  Class B                                                       (204,810)       (14,134)
----------------------------------------------------------------------------------------
  Class C                                                        (63,792)        (3,436)
========================================================================================
  Decrease in net assets resulting from distributions           (768,995)       (85,325)
========================================================================================
Share transactions-net:
  Class A                                                     37,536,817     11,899,583
----------------------------------------------------------------------------------------
  Class B                                                     21,106,883     12,028,596
----------------------------------------------------------------------------------------
  Class C                                                      8,543,492      4,163,744
========================================================================================
    Net increase in net assets resulting from share
     transactions                                             67,187,192     28,091,923
========================================================================================
    Net increase in net assets                                74,724,360     33,755,471
========================================================================================

NET ASSETS:

  Beginning of year                                           49,804,825     16,049,354
========================================================================================
  End of year (including undistributed net investment
    income of $(8,903) and $(3,386), respectively)          $124,529,185    $49,804,825
________________________________________________________________________________________
========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Diversified Dividend Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the next $1 billion of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.00%, 1.65% and 1.65% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.50%, 2.15% and 2.15% of average daily net assets, respectively, through October 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $531,230.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $28,553 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $248,184. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B and Class C shares paid $134,282, $318,360 and $98,436, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $64,410 in front-end sales commissions from the sale of Class A shares and $300, $8,410 and $1,776 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,615,482       $24,141,052       $(17,390,648)         $   --         $ 8,365,886      $39,277       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,615,482        24,141,052        (17,390,648)             --           8,365,886       38,724           --
==================================================================================================================================
  Total           $3,230,964       $48,282,104       $(34,781,296)         $   --         $16,731,772      $78,001       $   --
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $102,143 and $94,900, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $1,198 and credits in custodian fees of $112 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $1,310.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $4,484 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
-------------------------------------------------------------------------------------
Beginning of year                                                 --         $     --
-------------------------------------------------------------------------------------
Written                                                          688           51,842
-------------------------------------------------------------------------------------
Closed                                                          (473)         (40,673)
-------------------------------------------------------------------------------------
Exercised                                                       (215)         (11,169)
=====================================================================================
End of year                                                       --         $     --
_____________________________________________________________________________________
=====================================================================================

NOTE 9--FUTURES CONTRACTS

On October 31, 2004, $77,000 principal amount of U.S. Treasury obligations was pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------
                                                               NO. OF           MONTH/         MARKET       UNREALIZED
CONTRACT                                                      CONTRACTS       COMMITMENT       VALUE       APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
S&P 500 Futures                                                  20           Dec-04/Long    $1,130,300       $9,390
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                2004       2003
---------------------------------------------------------------------------------
Distributions paid from ordinary income                       $768,995    $85,325
_________________________________________________________________________________
=================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                    2004
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  1,363,869
----------------------------------------------------------------------------
Undistributed long-term gain                                       1,100,008
----------------------------------------------------------------------------
Unrealized appreciation -- investments                             9,084,607
----------------------------------------------------------------------------
Temporary book/tax differences                                        (8,903)
----------------------------------------------------------------------------
Shares of beneficial interest                                    112,989,604
============================================================================
Total net assets                                                $124,529,185
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the realization of gains on certain futures contracts.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund utilized $411,417 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund did not have a capital loss carryforward as of October 31, 2004.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $80,661,385 and $22,212,633, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $11,614,974
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,530,367)
===============================================================================
Net unrealized appreciation of investment securities               $ 9,084,607
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $121,048,461.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions and foreign currencies transactions, on October 31, 2004, undistributed net investment income was increased by $20,728, undistributed net realized gain was decreased by $250,728 and shares of beneficial interest increased by $230,000. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGE IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                                         2004                         2003
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,322,865    $ 48,449,001    2,036,155    $18,695,942
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,496,183      27,796,432    1,811,612     16,607,284
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        891,143       9,870,802      599,285      5,518,092
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         41,472         465,571        6,293         61,880
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         16,701         185,244        1,275         12,449
--------------------------------------------------------------------------------------------------------------------
  Class C                                                          5,270          58,491          324          3,166
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        186,137       2,093,587       71,889        675,552
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (187,728)     (2,093,587)     (72,485)      (675,552)
====================================================================================================================
Reacquired:
  Class A                                                     (1,198,931)    (13,471,342)    (834,757)    (7,533,791)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (432,094)     (4,781,206)    (439,212)    (3,915,585)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (125,008)     (1,385,801)    (152,851)    (1,357,514)
====================================================================================================================
                                                               6,016,010    $ 67,187,192    3,027,528    $28,091,923
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distributions, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                                              ------------------------------------------
                                                                                       DECEMBER 31, 2001
                                                                   YEAR ENDED          (DATE OPERATIONS
                                                                   OCTOBER 31,           COMMENCED) TO
                                                              ---------------------       OCTOBER 31,
                                                               2004          2003            2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.26       $  8.70         $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.14          0.06(a)        (0.03)(a)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.23          1.54           (1.27)
========================================================================================================
    Total from investment operations                             1.37          1.60           (1.30)
========================================================================================================
Less dividends from net investment income                       (0.15)        (0.04)             --
========================================================================================================
Net asset value, end of period                                $ 11.48       $ 10.26         $  8.70
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                 13.36%        18.39%         (13.00)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $63,513       $22,375         $ 7,834
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.00%(c)      1.51%           1.75%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.70%(c)      2.12%           4.26%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets      1.27%(c)      0.65%          (0.34)%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)                                         30%           72%             42%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $38,366,366.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                               CLASS B
                                                              ------------------------------------------
                                                                                       DECEMBER 31, 2001
                                                                   YEAR ENDED          (DATE OPERATIONS
                                                                   OCTOBER 31,           COMMENCED) TO
                                                              ---------------------       OCTOBER 31,
                                                               2004          2003            2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.17       $  8.65         $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.07          0.00(a)        (0.08)(a)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.21          1.53           (1.27)
========================================================================================================
    Total from investment operations                             1.28          1.53           (1.35)
========================================================================================================
Less dividends from net investment income                       (0.07)        (0.01)             --
========================================================================================================
Net asset value, end of period                                $ 11.38       $ 10.17         $  8.65
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                 12.63%        17.67%         (13.50)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $45,700       $21,582         $ 7,100
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.65%(c)      2.16%           2.40%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.35%(c)      2.77%           4.91%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets      0.62%(c)      0.00%          (0.99)%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)                                         30%           72%             42%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $31,836,043.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                CLASS C
                                                              --------------------------------------------
                                                                                         DECEMBER 31, 2001
                                                                   YEAR ENDED            (DATE OPERATIONS
                                                                  OCTOBER 31,              COMMENCED) TO
                                                              --------------------          OCTOBER 31,
                                                               2004          2003              2002
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.16       $ 8.65            $ 10.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.07         0.00(a)           (0.08)(a)
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.21         1.52              (1.27)
==========================================================================================================
    Total from investment operations                             1.28         1.52              (1.35)
==========================================================================================================
Less dividends from net investment income                       (0.07)       (0.01)                --
==========================================================================================================
Net asset value, end of period                                $ 11.37       $10.16            $  8.65
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                 12.64%       17.55%            (13.50)%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $15,316       $5,848            $ 1,116
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.65%(c)     2.16%              2.40%(d)
----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.35%(c)     2.77%              4.91%(d)
==========================================================================================================
Ratio of net investment income (loss) to average net assets      0.62%(c)     0.00%             (0.99)%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                                         30%          72%                42%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $9,843,547.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.


Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Emerging Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Emerging Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Emerging Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS-97.70%

AIRLINES-0.48%

JetBlue Airways Corp.(a)                           30,000   $    661,500
========================================================================

APPAREL RETAIL-4.11%

Aeropostale, Inc.(a)(b)                            35,000      1,104,250
------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                          37,500        842,250
------------------------------------------------------------------------
Foot Locker, Inc.                                  35,000        854,000
------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)(c)                  38,900      1,209,012
------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)(b)(c)       70,000      1,640,800
========================================================================
                                                               5,650,312
========================================================================

APPLICATION SOFTWARE-5.53%

Altiris, Inc.(a)                                   25,000        679,875
------------------------------------------------------------------------
Amdocs Ltd. (United Kingdom)(a)                    45,000      1,131,750
------------------------------------------------------------------------
Catapult Communications Corp.(a)                   26,300        645,928
------------------------------------------------------------------------
Citrix Systems, Inc.(a)                            75,000      1,809,750
------------------------------------------------------------------------
JAMDAT Mobile Inc.(a)(c)                           15,000        439,500
------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       29,000      1,259,470
------------------------------------------------------------------------
Sonic Solutions(a)(c)                              42,900        851,565
------------------------------------------------------------------------
Synopsys, Inc.(a)                                  49,000        795,760
========================================================================
                                                               7,613,598
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-4.15%

Investors Financial Services Corp.(c)              75,000      2,886,750
------------------------------------------------------------------------
Legg Mason, Inc.                                   22,500      1,433,475
------------------------------------------------------------------------
T. Rowe Price Group Inc.                           25,000      1,394,250
========================================================================
                                                               5,714,475
========================================================================

BIOTECHNOLOGY-4.90%

Amylin Pharmaceuticals, Inc.(a)(c)                 65,000      1,384,500
------------------------------------------------------------------------
Corgentech Inc.(a)(c)                              30,000        572,100
------------------------------------------------------------------------
Digene Corp.(a)(c)                                 46,500      1,169,475
------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)                    17,500        742,700
------------------------------------------------------------------------
Invitrogen Corp.(a)                                21,000      1,215,900
------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                       14,000        909,720
------------------------------------------------------------------------
QLT Inc. (Canada)(a)(c)                            45,000        749,250
========================================================================
                                                               6,743,645
========================================================================

BROADCASTING & CABLE TV-2.43%

Radio One, Inc.-Class D(a)(c)                      70,000      1,028,300
------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)           75,000      2,322,000
========================================================================
                                                               3,350,300
========================================================================

BUILDING PRODUCTS-0.93%

American Standard Cos. Inc.(a)                     35,000      1,279,950
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-4.45%

ADTRAN, Inc.                                       16,800   $    362,880
------------------------------------------------------------------------
Andrew Corp.(a)                                    65,000        908,700
------------------------------------------------------------------------
Avaya Inc.(a)                                      90,000      1,296,000
------------------------------------------------------------------------
Comverse Technology, Inc.(a)                       85,000      1,754,400
------------------------------------------------------------------------
Polycom, Inc.(a)                                   35,000        722,750
------------------------------------------------------------------------
Tekelec(a)(c)                                      48,300      1,078,056
========================================================================
                                                               6,122,786
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.84%

Applied Films Corp.(a)                             50,000      1,159,500
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.67%

Bucyrus International, Inc.-Class A(c)             30,700        921,000
========================================================================

CONSUMER FINANCE-0.42%

Nelnet, Inc.-Class A(a)(c)                         30,000        582,300
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-6.22%

Alliance Data Systems Corp.(a)                     40,000      1,691,200
------------------------------------------------------------------------
Ceridian Corp.(a)                                  90,000      1,552,500
------------------------------------------------------------------------
Fiserv, Inc.(a)                                    75,000      2,665,500
------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      100,000      2,649,000
========================================================================
                                                               8,558,200
========================================================================

DISTRIBUTORS-0.50%

Source Interlink Cos., Inc.(a)(c)                  68,000        685,440
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.91%

Cintas Corp.                                       55,000      2,372,700
------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                    42,000        882,000
------------------------------------------------------------------------
Navigant Consulting, Inc.(a)(c)                    30,000        746,100
========================================================================
                                                               4,000,800
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.24%

Cooper Industries, Ltd.-Class A (Bermuda)          16,000      1,022,400
------------------------------------------------------------------------
EnerSys(a)(c)                                     100,000      1,320,000
------------------------------------------------------------------------
Ultralife Batteries, Inc.(a)(c)                    67,000        739,680
========================================================================
                                                               3,082,080
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.17%

Cogent Inc.(a)                                     25,000        478,350
------------------------------------------------------------------------
Littelfuse, Inc.(a)                                15,000        489,300
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-(CONTINUED)

Photon Dynamics, Inc.(a)                           35,000   $    640,500
========================================================================
                                                               1,608,150
========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.45%

Staktek Holdings Inc.(a)                          175,000        621,250
========================================================================

EMPLOYMENT SERVICES-2.76%

Gevity HR, Inc.                                    45,000        801,450
------------------------------------------------------------------------
Robert Half International Inc.                    113,000      2,997,890
========================================================================
                                                               3,799,340
========================================================================

GENERAL MERCHANDISE STORES-1.79%

Family Dollar Stores, Inc.                         45,000      1,329,750
------------------------------------------------------------------------
Fred's, Inc.(c)                                    65,000      1,139,450
========================================================================
                                                               2,469,200
========================================================================

HEALTH CARE EQUIPMENT-3.12%

Analogic Corp.(c)                                  12,603        536,195
------------------------------------------------------------------------
Conceptus Inc.(a)(c)                               70,000        599,550
------------------------------------------------------------------------
Cytyc Corp.(a)                                     30,000        782,700
------------------------------------------------------------------------
IntraLase Corp.(a)(c)                              35,300        678,819
------------------------------------------------------------------------
PerkinElmer, Inc.                                  51,000      1,047,540
------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                      25,000        645,750
========================================================================
                                                               4,290,554
========================================================================

HEALTH CARE FACILITIES-1.67%

LifePoint Hospitals, Inc.(a)(c)                    25,000        810,500
------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                           45,000      1,486,350
========================================================================
                                                               2,296,850
========================================================================

HEALTH CARE SERVICES-4.55%

DaVita, Inc.(a)                                    45,000      1,332,900
------------------------------------------------------------------------
Express Scripts, Inc.(a)                           40,000      2,560,000
------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                    40,000      1,356,400
------------------------------------------------------------------------
Psychiatric Solutions, Inc.(a)(c)                  40,000      1,018,000
========================================================================
                                                               6,267,300
========================================================================

HOTELS, RESORTS & CRUISE LINES-2.26%

Kerzner International Ltd. (Bahamas)(a)(c)         12,000        608,640
------------------------------------------------------------------------
Orient-Express Hotels Ltd.-Class A
  (Bermuda)(a)                                     75,000      1,331,250
------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)(c)          25,000      1,165,000
========================================================================
                                                               3,104,890
========================================================================

HOUSEHOLD APPLIANCES-1.05%

Blount International, Inc.(a)                     100,000      1,446,000
========================================================================

INDUSTRIAL CONGLOMERATES-1.98%

Textron Inc.(b)                                    40,000      2,726,000
========================================================================

INDUSTRIAL MACHINERY-0.16%

Nordson Corp.                                       6,100        213,622
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES-1.53%

CyberSource Corp.(a)(c)                           150,000   $    981,000
------------------------------------------------------------------------
Digitas Inc.(a)(c)                                125,000      1,125,000
========================================================================
                                                               2,106,000
========================================================================

INVESTMENT BANKING & BROKERAGE-1.50%

Ameritrade Holding Corp.(a)                        75,000        976,500
------------------------------------------------------------------------
Edwards (A.G.), Inc.                               30,000      1,087,800
========================================================================
                                                               2,064,300
========================================================================

IT CONSULTING & OTHER SERVICES-1.18%

CACI International Inc.-Class A(a)                 12,300        749,931
------------------------------------------------------------------------
TNS Inc.(a)(c)                                     45,000        880,200
========================================================================
                                                               1,630,131
========================================================================

LEISURE FACILITIES-0.84%

Speedway Motorsports, Inc.(c)                      35,000      1,158,500
========================================================================

MOVIES & ENTERTAINMENT-0.72%

Regal Entertainment Group-Class A(c)               50,000        995,500
========================================================================

OIL & GAS DRILLING-0.60%

Patterson-UTI Energy, Inc.(b)                      43,000        826,890
========================================================================

PAPER PRODUCTS-0.48%

Bowater Inc.                                       18,000        663,120
========================================================================

PHARMACEUTICALS-4.96%

Barr Pharmaceuticals Inc.(a)                       37,000      1,393,050
------------------------------------------------------------------------
Eon Labs, Inc.(a)                                  25,300        622,633
------------------------------------------------------------------------
Impax Laboratories, Inc.(a)(c)                     72,200      1,065,672
------------------------------------------------------------------------
InKine Pharmaceutical Co., Inc.(a)(c)             200,000      1,090,000
------------------------------------------------------------------------
IVAX Corp.(a)                                      62,500      1,131,250
------------------------------------------------------------------------
MGI Pharma, Inc.(a)                                30,000        800,100
------------------------------------------------------------------------
Valeant Pharmaceuticals International              30,000        720,000
========================================================================
                                                               6,822,705
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.94%

CB Richard Ellis Group, Inc.-Class A(a)            50,000      1,295,000
========================================================================

RESTAURANTS-3.79%

Brinker International, Inc.(a)                     52,000      1,679,600
------------------------------------------------------------------------
CBRL Group, Inc.                                   40,000      1,450,400
------------------------------------------------------------------------
Ruby Tuesday, Inc.(c)                              48,000      1,185,600
------------------------------------------------------------------------
Wendy's International, Inc.                        27,000        900,990
========================================================================
                                                               5,216,590
========================================================================

SEMICONDUCTOR EQUIPMENT-3.53%

FormFactor Inc.(a)                                 40,000        938,000
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                28,000      1,274,840
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          70,000      1,813,700
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-(CONTINUED)

Varian Semiconductor Equipment Associates,
  Inc.(a)                                          24,000   $    830,640
========================================================================
                                                               4,857,180
========================================================================

SEMICONDUCTORS-7.49%

AMIS Holdings, Inc.(a)                             90,000      1,368,000
------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          45,000      1,217,250
------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)             102,000      1,205,640
------------------------------------------------------------------------
Integrated Silicon Solution, Inc.(a)(c)            75,000        563,250
------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)(b)      27,000        771,390
------------------------------------------------------------------------
Microchip Technology Inc.                          70,000      2,117,500
------------------------------------------------------------------------
Micron Technology, Inc.(a)                         69,000        840,420
------------------------------------------------------------------------
RF Micro Devices, Inc.(a)(c)                      105,000        683,550
------------------------------------------------------------------------
Semtech Corp.(a)(c)                                52,000      1,085,760
------------------------------------------------------------------------
Zoran Corp.(a)                                     45,000        454,050
========================================================================
                                                              10,306,810
========================================================================

SPECIALIZED FINANCE-1.03%

Primus Guaranty, Ltd. (Bermuda)(a)(c)             108,000      1,420,200
========================================================================

SPECIALTY STORES-3.16%

Advance Auto Parts, Inc.(a)                         4,400        172,128
------------------------------------------------------------------------
Gander Mountain Co.(a)(c)                          42,000        817,110
------------------------------------------------------------------------
Linens 'n Things, Inc.(a)                          53,000      1,276,240
------------------------------------------------------------------------
Tiffany & Co.                                      40,000      1,173,200
------------------------------------------------------------------------
Tractor Supply Co.(a)                              25,000        907,000
========================================================================
                                                               4,345,678
========================================================================

TECHNOLOGY DISTRIBUTORS-0.90%

CDW Corp.                                          20,000      1,240,600
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-0.67%

New York Community Bancorp, Inc.(c)                50,000   $    918,000
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.72%

Beacon Roofing Supply, Inc.(a)(c)                  53,000        993,750
========================================================================

TRUCKING-1.92%

Sirva Inc.(a)                                     110,000      2,640,000
========================================================================
    Total Common Stocks (Cost $126,845,220)                  134,469,996
========================================================================

MONEY MARKET FUNDS-2.28%

Liquid Assets Portfolio-Institutional
  Class(d)                                      1,571,116      1,571,116
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     1,571,116      1,571,116
========================================================================
    Total Money Market Funds (Cost
      $3,142,232)                                              3,142,232
========================================================================
TOTAL INVESTMENTS-99.98% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $129,987,452)                137,612,228
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.49%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  19,937,670     19,937,670
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $19,937,670)                                      19,937,670
========================================================================
TOTAL INVESTMENTS-114.47% (Cost $149,925,122)                157,549,898
========================================================================
OTHER ASSETS LESS LIABILITIES-(14.47%)                       (19,912,087)
========================================================================
NET ASSETS-100.00%                                          $137,637,811
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1F and Note 9.
(c) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $126,845,220)*                               $134,469,996
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $23,079,902)                             23,079,902
===========================================================
    Total investments (cost $149,925,122)       157,549,898
___________________________________________________________
===========================================================
Receivables for:
  Investments sold                                4,960,928
-----------------------------------------------------------
  Fund shares sold                                   49,647
-----------------------------------------------------------
  Dividends                                          43,358
-----------------------------------------------------------
  Amount due from advisor                           169,395
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               22,644
-----------------------------------------------------------
Other assets                                         36,780
===========================================================
    Total assets                                162,832,650
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           4,302,061
-----------------------------------------------------------
  Fund shares reacquired                            648,781
-----------------------------------------------------------
  Options written, at market value (premiums
    received $53,810)                                65,908
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 26,313
-----------------------------------------------------------
  Collateral upon return of securities loaned    19,937,670
-----------------------------------------------------------
Accrued distribution fees                            72,239
-----------------------------------------------------------
Accrued trustees' fees                                1,187
-----------------------------------------------------------
Accrued transfer agent fees                          88,320
-----------------------------------------------------------
Accrued operating expenses                           52,360
===========================================================
    Total liabilities                            25,194,839
===========================================================
Net assets applicable to shares outstanding    $137,637,811
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $266,169,220
-----------------------------------------------------------
Undistributed net investment income (loss)          (25,489)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                        (136,118,598)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                 7,612,678
===========================================================
                                               $137,637,811
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 75,978,038
___________________________________________________________
===========================================================
Class B                                        $ 45,027,059
___________________________________________________________
===========================================================
Class C                                        $ 16,632,714
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          11,696,056
___________________________________________________________
===========================================================
Class B                                           7,138,018
___________________________________________________________
===========================================================
Class C                                           2,637,830
___________________________________________________________
===========================================================
Class A :
  Net asset value per share                    $       6.50
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.50 divided by
      94.50%)                                  $       6.88
___________________________________________________________
===========================================================
Class B :
  Net asset value and offering price per
    share                                      $       6.31
___________________________________________________________
===========================================================
Class C :
  Net asset value and offering price per
    share                                      $       6.31
___________________________________________________________
===========================================================

* At October 31, 2004, securities with an aggregate market value of $19,436,807 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,603)                                       $   712,656
-----------------------------------------------------------
Dividends from affiliated money market funds
  (including security lending income of
  $23,628)*                                         102,691
===========================================================
    Total investment income                         815,347
===========================================================

EXPENSES:

Advisory fees                                     1,288,859
-----------------------------------------------------------
Administrative services fees                         50,000
-----------------------------------------------------------
Custodian fees                                       37,417
-----------------------------------------------------------
Distribution fees:
  Class A                                           292,015
-----------------------------------------------------------
  Class B                                           492,630
-----------------------------------------------------------
  Class C                                           189,346
-----------------------------------------------------------
Transfer agent fees -- Class A, B and C             701,605
-----------------------------------------------------------
Trustees' fees and retirement benefits               14,911
-----------------------------------------------------------
Other                                               203,849
===========================================================
    Total expenses                                3,270,632
===========================================================
Less: Fees waived, expenses reimbursed and
  expense offset arrangements                       (43,404)
-----------------------------------------------------------
    Net expenses                                  3,227,228
===========================================================
Net investment income (loss)                     (2,411,881)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain from investment securities     11,194,293
===========================================================
Net increase from payments by affiliates --See
  Note 2                                            169,395
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (312,837)
-----------------------------------------------------------
  Option contracts written                          (12,098)
===========================================================
                                                   (324,935)
===========================================================
Net gain from investment securities and option
  contracts                                      11,038,753
===========================================================
Net increase in net assets resulting from
  operations                                    $ 8,626,872
___________________________________________________________
===========================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (2,411,881)   $ (2,233,801)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                  11,194,293      28,824,924
------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                         169,395              --
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                    (324,935)     21,408,256
==========================================================================================
    Net increase in net assets resulting from operations         8,626,872      47,999,379
==========================================================================================
Share transactions-net:
  Class A                                                      (10,324,662)      4,435,295
------------------------------------------------------------------------------------------
  Class B                                                       (6,486,902)     (3,079,891)
------------------------------------------------------------------------------------------
  Class C                                                       (4,428,000)     (4,179,924)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (21,239,564)     (2,824,520)
==========================================================================================
    Net increase (decrease) in net assets                      (12,612,692)     45,174,859
==========================================================================================

NET ASSETS:

  Beginning of year                                            150,250,503     105,075,644
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(25,489) and $(20,376), respectively)          $137,637,811    $150,250,503
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Emerging Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 2.00%, 2.65% and 2.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes;
(iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $1,983.

    For the year ended October 31, 2004, the advisor has agreed to reimburse the Fund $169,395 for an economic loss due to a trading error.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has agreed to $36,974 expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $701,605. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B and Class C shares paid $292,015, $492,630 and $189,346, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $34,680 in front-end sales commissions from the sale of Class A shares and $124, $6,545 and $3,769 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,063,454      $ 65,387,145      $ (68,879,483)        $   --         $1,571,116       $39,997       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             5,063,454        65,387,145        (68,879,483)            --          1,571,116        39,066           --
==================================================================================================================================
  Subtotal        $10,126,908      $130,774,290      $(137,758,966)        $   --         $3,142,232       $79,063       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 7,368,309      $109,603,329      $ (97,033,968)        $   --         $19,937,670     $ 23,628       $   --
==================================================================================================================================
  Total           $17,495,217      $240,377,619      $(234,792,934)        $   --         $23,079,902     $102,691       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $3,264,458 and $6,588,283, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $2,649 and credits in custodian fees of $1,798 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $4,447.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $4,798 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $19,436,807 were on loan to brokers. The loans were secured by cash collateral of $19,937,670 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $23,628 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of year                                                  --      $    --
-----------------------------------------------------------------------------------
Written                                                         1,120       53,810
===================================================================================
End of year                                                     1,120      $53,810
___________________________________________________________________________________
===================================================================================

                                              OPEN OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                                                                 OCTOBER 31,
                                                                                                    2004          UNREALIZED
                                                  CONTRACT    STRIKE    NUMBER OF    PREMIUMS      MARKET        APPRECIATION
                                                   MONTH      PRICE     CONTRACTS    RECEIVED       VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
CALLS
Marvell Technology Group Ltd. (Bermuda)            04-Nov     $30.0         270      $18,359       $26,325         $ (7,966)
------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI-Energy, Inc.                         04-Nov      20.0         430       12,409        11,825              584
------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.                                  04-Dec      35.0          69        5,051         5,520             (469)
------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.                04-Dec      25.0         300       12,534        16,500           (3,966)
------------------------------------------------------------------------------------------------------------------------------
Textron Inc.                                       04-Dec      70.0          51        5,457         5,738             (281)
==============================================================================================================================
Total outstanding options written                                         1,120      $53,810       $65,908         $(12,098)
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
---------------------------------------------------------------------------
Unrealized appreciation -- investments                        $   7,299,747
---------------------------------------------------------------------------
Temporary book/tax differences                                      (24,275)
---------------------------------------------------------------------------
Capital loss carryforward                                      (135,806,881)
---------------------------------------------------------------------------
Shares of beneficial interest                                   266,169,220
===========================================================================
Total net assets                                              $ 137,637,811
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and recognition of income for tax purposes on certain passive foreign investment companies. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on option contracts written of $(12,098).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $11,166,079 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $ 90,508,026
-----------------------------------------------------------------------------
October 31, 2010                                                  45,298,855
=============================================================================
Total capital loss carryforward                                 $135,806,881
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $380,223,214 and $393,537,419, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $10,974,626
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (3,662,781)
===============================================================================
Net unrealized appreciation of investment securities              $ 7,311,845
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $150,238,053.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income was increased by $2,406,768 and shares of beneficial interest decreased by $2,406,768. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,854,496    $ 24,594,620     14,150,001    $71,539,332
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,227,703       7,585,746      2,662,059     13,233,376
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        736,110       4,643,791      1,160,403      5,839,097
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        148,160         960,281        165,304        856,537
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (152,130)       (960,281)      (168,817)      (856,537)
======================================================================================================================
Reacquired:
  Class A                                                     (5,641,488)    (35,879,563)   (13,569,593)   (67,960,574)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,119,216)    (13,112,367)    (3,214,850)   (15,456,730)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,449,746)     (9,071,791)    (2,057,518)   (10,019,021)
======================================================================================================================
                                                              (3,396,111)   $(21,239,564)      (873,011)   $(2,824,520)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                               --------------------------------------------------------------------------
                                                                                                          MARCH 31, 2000
                                                                                                         (DATE OPERATIONS
                                                             YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                               ---------------------------------------------------         OCTOBER 31,
                                                2004            2003          2002          2001               2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  6.11         $  4.12       $  5.46       $ 10.50           $  10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.08)(a)       (0.07)(a)     (0.08)(a)     (0.10)             (0.04)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.46            2.06         (1.26)        (4.51)              0.54
-------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates        0.01              --            --            --                 --
=========================================================================================================================
    Total from investment operations              0.39            1.99         (1.34)        (4.61)              0.50
=========================================================================================================================
Less distributions from net realized gains          --              --            --         (0.43)                --
=========================================================================================================================
Net asset value, end of period                 $  6.50         $  6.11       $  4.12       $  5.46           $  10.50
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)(c)                                6.38%          48.30%       (24.54)%      (45.37)%             5.00%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $75,978         $81,428       $51,822       $81,114           $147,101
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets           1.84%(d)(e)     2.07%         1.89%         1.71%(e)           1.68%(f)
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.30)%(d)      (1.48)%       (1.54)%       (1.32)%            (1.04)%(f)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(g)                         264%            414%          407%          242%               111%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after the reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 6.22%.
(d)  Ratios are based on average daily net assets of $83,432,923.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.86% and 1.83% for the years ended October 31, 2004 and 2001, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                CLASS B
                                               --------------------------------------------------------------------------
                                                                                                          MARCH 31, 2000
                                                                                                         (DATE OPERATIONS
                                                             YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                               ---------------------------------------------------         OCTOBER 31,
                                                2004            2003          2002          2001               2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  5.97         $  4.05       $  5.40       $ 10.47           $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.12)(a)       (0.10)(a)     (0.12)(a)     (0.14)            (0.07)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.45            2.02         (1.23)        (4.50)             0.54
-------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates        0.01              --            --            --                --
=========================================================================================================================
    Total from investment operations              0.34            1.92         (1.35)        (4.64)             0.47
=========================================================================================================================
Less distributions from net realized gains          --              --            --         (0.43)               --
=========================================================================================================================
Net asset value, end of period                 $  6.31         $  5.97       $  4.05       $  5.40           $ 10.47
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)(c)                                5.70%          47.41%       (25.00)%      (45.81)%            4.70%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $45,027         $48,830       $36,060       $58,019           $94,740
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets           2.49%(d)(e)     2.72%         2.55%         2.36%(e)          2.37%(f)
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.95)%(d)      (2.13)%       (2.19)%       (1.98)%           (1.73)%(f)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(g)                         264%            414%          407%          242%              111%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after the reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 5.53%.
(d)  Ratios are based on average daily net assets of $49,263,006.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.51% and 2.48% for the years ended October 31, 2004 and 2001, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                                CLASS C
                                               --------------------------------------------------------------------------
                                                                                                          MARCH 31, 2000
                                                                                                         (DATE OPERATIONS
                                                             YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                               ---------------------------------------------------         OCTOBER 31,
                                                2004            2003          2002          2001               2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  5.97         $  4.05       $  5.40       $ 10.46           $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.12)(a)       (0.10)(a)     (0.12)(a)     (0.14)            (0.07)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.45            2.02         (1.23)        (4.49)             0.53
-------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates        0.01              --            --            --                --
=========================================================================================================================
    Total from investment operations              0.34            1.92         (1.35)        (4.63)             0.46
=========================================================================================================================
Less distributions from net realized gains          --              --            --         (0.43)               --
=========================================================================================================================
Net asset value, end of period                 $  6.31         $  5.97       $  4.05       $  5.40           $ 10.46
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)(c)                                5.70%          47.41%       (25.00)%      (45.76)%            4.60%
_________________________________________________________________________________________________________________________
=========================================================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)       $16,633         $19,992       $17,194       $26,483           $41,361
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets           2.49%(d)(e)     2.72%         2.55%         2.36%(e)          2.37%(f)
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.95)%(d)      (2.13)%       (2.19)%       (1.98)%           (1.73)%(f)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(g)                         264%            414%          407%          242%              111%
_________________________________________________________________________________________________________________________
=========================================================================================================================


(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after the reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 5.53%.
(d)  Ratios are based on average daily net assets of $18,934,599.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.51% and 2.48% for the years ended October 31, 2004 and 2001, respectively.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.


Settled Enforcement Actions and Investigations Related to Market Timing


  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.


Private Civil Actions Alleging Market Timing


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.


Private Civil Actions Alleging Improper Use of Fair Value Pricing


  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.


Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes


  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.


Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Large Cap Basic Value Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Basic Value Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Basic Value Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.23%

ADVERTISING-5.13%

Interpublic Group of Cos., Inc. (The)(a)         580,200   $  7,113,252
-----------------------------------------------------------------------
Omnicom Group Inc.                               141,600     11,172,240
=======================================================================
                                                             18,285,492
=======================================================================

AEROSPACE & DEFENSE-1.80%

Honeywell International Inc.                     190,300      6,409,304
=======================================================================

ALUMINUM-1.62%

Alcoa Inc.                                       177,500      5,768,750
=======================================================================

APPAREL RETAIL-1.71%

Gap, Inc. (The)                                  304,700      6,087,906
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.47%

Bank of New York Co., Inc. (The)                 270,600      8,783,676
=======================================================================

BUILDING PRODUCTS-2.33%

Masco Corp.                                      242,200      8,297,772
=======================================================================

COMMUNICATIONS EQUIPMENT-1.06%

Motorola, Inc.                                   219,200      3,783,392
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.85%

Deere & Co.                                       50,800      3,036,824
=======================================================================

CONSUMER ELECTRONICS-3.19%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)             197,970      4,715,645
-----------------------------------------------------------------------
Sony Corp.-ADR (Japan)                           190,700      6,645,895
=======================================================================
                                                             11,361,540
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.69%

Ceridian Corp.(a)                                300,700      5,187,075
-----------------------------------------------------------------------
First Data Corp.                                 278,700     11,504,736
=======================================================================
                                                             16,691,811
=======================================================================

DEPARTMENT STORES-1.25%

May Department Stores Co. (The)                  170,800      4,451,048
=======================================================================

DIVERSIFIED CHEMICALS-0.71%

Dow Chemical Co. (The)                            56,600      2,543,604
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.60%

Cendant Corp.                                    449,600      9,257,264
=======================================================================

ENVIRONMENTAL SERVICES-3.11%

Waste Management, Inc.                           388,550     11,065,904
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

FOOD RETAIL-3.04%

Kroger Co. (The)(a)                              416,600   $  6,294,826
-----------------------------------------------------------------------
Safeway Inc.(a)                                  248,800      4,538,112
=======================================================================
                                                             10,832,938
=======================================================================

GENERAL MERCHANDISE STORES-2.57%

Target Corp.                                     183,100      9,158,662
=======================================================================

HEALTH CARE DISTRIBUTORS-4.92%

Cardinal Health, Inc.                            239,600     11,201,300
-----------------------------------------------------------------------
McKesson Corp.                                   237,100      6,321,086
=======================================================================
                                                             17,522,386
=======================================================================

HEALTH CARE EQUIPMENT-1.47%

Baxter International Inc.                        170,800      5,253,808
=======================================================================

HEALTH CARE FACILITIES-1.80%

HCA, Inc.                                        174,400      6,405,712
=======================================================================

INDUSTRIAL CONGLOMERATES-6.25%

General Electric Co.                             232,500      7,932,900
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                459,800     14,322,770
=======================================================================
                                                             22,255,670
=======================================================================

INDUSTRIAL MACHINERY-2.47%

Illinois Tool Works Inc.                          95,515      8,814,124
=======================================================================

INSURANCE BROKERS-1.18%

Aon Corp.                                        206,600      4,216,706
=======================================================================

INVESTMENT BANKING & BROKERAGE-4.26%

Merrill Lynch & Co., Inc.                        127,800      6,893,532
-----------------------------------------------------------------------
Morgan Stanley                                   162,000      8,276,580
=======================================================================
                                                             15,170,112
=======================================================================

MANAGED HEALTH CARE-2.21%

Anthem, Inc.(a)(b)                                98,000      7,879,200
=======================================================================

MOVIES & ENTERTAINMENT-2.60%

Walt Disney Co. (The)                            367,100      9,258,262
=======================================================================

MULTI-LINE INSURANCE-1.41%

Hartford Financial Services Group, Inc. (The)     85,600      5,005,888
=======================================================================

OIL & GAS DRILLING-2.09%

Transocean Inc. (Cayman Islands)(a)              211,377      7,451,039
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-4.74%

Halliburton Co.                                  265,100      9,819,304
-----------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                  112,100      7,055,574
=======================================================================
                                                             16,874,878
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-6.51%

Citigroup Inc.                                   241,619   $ 10,720,635
-----------------------------------------------------------------------
JPMorgan Chase & Co.                             323,356     12,481,542
=======================================================================
                                                             23,202,177
=======================================================================

PACKAGED FOODS & MEATS-1.65%

Kraft Foods Inc.-Class A                         176,300      5,872,553
=======================================================================

PHARMACEUTICALS-7.62%

Pfizer Inc.                                      276,900      8,016,255
-----------------------------------------------------------------------
Sanofi-Aventis S.A. (France)(b)(c)               164,452     12,065,161
-----------------------------------------------------------------------
Wyeth                                            178,300      7,069,595
=======================================================================
                                                             27,151,011
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.22%

ACE Ltd. (Cayman Islands)                        207,800      7,908,868
=======================================================================

SYSTEMS SOFTWARE-3.27%

Computer Associates International, Inc.          419,900     11,635,429
=======================================================================

THRIFTS & MORTGAGE FINANCE-3.43%

Fannie Mae                                       174,300     12,227,145
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $308,322,173)                         349,920,855
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

MONEY MARKET FUNDS-2.13%

Liquid Assets Portfolio-Institutional
  Class(d)                                     3,790,466   $  3,790,466
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    3,790,466      3,790,466
=======================================================================
    Total Money Market Funds (Cost
      $7,580,932)                                             7,580,932
=======================================================================
TOTAL INVESTMENTS-100.36% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $315,903,105)               357,501,787
=======================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-2.02%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  7,196,450      7,196,450
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $7,196,450)                                       7,196,450
=======================================================================
TOTAL INVESTMENTS-102.38% (Cost $323,099,555)               364,698,237
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.38%)                        (8,492,777)
=======================================================================
NET ASSETS-100.00%                                         $356,205,460
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at October 31, 2004 represented 3.31% of the Fund's Total Investments. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $308,322,173)*                               $349,920,855
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $14,777,382)                             14,777,382
===========================================================
     Total investments (cost $323,099,555)      364,698,237
___________________________________________________________
===========================================================
Receivables for:
  Fund shares sold                                  581,284
-----------------------------------------------------------
  Dividends                                         503,581
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               55,403
-----------------------------------------------------------
Other assets                                         58,511
===========================================================
     Total assets                               365,897,016
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           1,403,301
-----------------------------------------------------------
  Fund shares reacquired                            758,866
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                68,796
-----------------------------------------------------------
  Collateral upon return of securities loaned     7,196,450
-----------------------------------------------------------
Accrued distribution fees                           164,794
-----------------------------------------------------------
Accrued trustees' fees                                1,433
-----------------------------------------------------------
Accrued transfer agent fees                          58,660
-----------------------------------------------------------
Accrued operating expenses                           39,256
===========================================================
     Total liabilities                            9,691,556
===========================================================
Net assets applicable to shares outstanding    $356,205,460
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $335,213,046
-----------------------------------------------------------
Undistributed net investment income (loss)          (57,053)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (20,549,215)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     41,598,682
===========================================================
                                               $356,205,460
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $150,190,493
___________________________________________________________
===========================================================
Class B                                        $ 84,895,719
___________________________________________________________
===========================================================
Class C                                        $ 30,835,140
___________________________________________________________
===========================================================
Class R                                        $    990,992
___________________________________________________________
===========================================================
Investor Class                                 $ 70,548,023
___________________________________________________________
===========================================================
Institutional Class                            $ 18,745,093
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,155,745
___________________________________________________________
===========================================================
Class B                                           7,064,497
___________________________________________________________
===========================================================
Class C                                           2,566,055
___________________________________________________________
===========================================================
Class R                                              80,535
___________________________________________________________
===========================================================
Investor Class                                    5,704,142
___________________________________________________________
===========================================================
Institutional Class                               1,513,815
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.36
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.36 divided by
       94.50%)                                 $      13.08
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      12.02
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      12.02
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $      12.31
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
     share                                     $      12.37
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $      12.38
___________________________________________________________
===========================================================

* At October 31, 2004, securities with an aggregate market value of $6,877,673 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $71,703)         $ 4,901,739
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $17,393)*                            154,542
=========================================================================
     Total investment income                                    5,056,281
=========================================================================


EXPENSES:

Advisory fees                                                   2,109,274
-------------------------------------------------------------------------
Administrative services fees                                      125,883
-------------------------------------------------------------------------
Custodian fees                                                     43,391
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         525,588
-------------------------------------------------------------------------
  Class B                                                         893,755
-------------------------------------------------------------------------
  Class C                                                         314,386
-------------------------------------------------------------------------
  Class R                                                           3,976
-------------------------------------------------------------------------
  Investor Class                                                  188,897
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R and Investor              868,093
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          3,536
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             18,698
-------------------------------------------------------------------------
Other                                                             327,822
=========================================================================
     Total expenses                                             5,423,299
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (48,743)
=========================================================================
     Net expenses                                               5,374,556
=========================================================================
Net investment income (loss)                                     (318,275)
=========================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        12,491,108
-------------------------------------------------------------------------
  Foreign currencies                                                9,419
=========================================================================
                                                               12,500,527
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                   13,417,119
=========================================================================
Net gain from investment securities and foreign currencies     25,917,646
=========================================================================
Net increase in net assets resulting from operations          $25,599,371
_________________________________________________________________________
=========================================================================


* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (318,275)   $   (639,955)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          12,500,527      (9,793,824)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  13,417,119      51,420,584
==========================================================================================
    Net increase in net assets resulting from operations        25,599,371      40,986,805
==========================================================================================
Share transactions-net:
  Class A                                                       18,535,871       5,382,960
------------------------------------------------------------------------------------------
  Class B                                                       (1,304,921)      2,113,303
------------------------------------------------------------------------------------------
  Class C                                                        2,160,392         (14,173)
------------------------------------------------------------------------------------------
  Class R                                                          365,393         537,385
------------------------------------------------------------------------------------------
  Investor Class                                                62,887,146         177,572
------------------------------------------------------------------------------------------
  Institutional Class                                           18,632,135              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              101,276,016       8,197,047
==========================================================================================
    Net increase in net assets                                 126,875,387      49,183,852
==========================================================================================

NET ASSETS:

  Beginning of year                                            229,330,073     180,146,221
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(57,053) and $(25,218), respectively)          $356,205,460    $229,330,073
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $1 billion of the Fund's average daily net assets, plus 0.575% over $1 billion up to and including $2 billion of the Fund's average daily net assets and 0.55% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $2,312.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $41,164 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $125,883 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the

Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $868,093 for Class A, Class B, Class C, Class R and Investor Class shares and $3,536 for Institutional Class. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. Institutional Class shares commenced sales on April 30, 2004. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $525,588, $893,755, $314,386, $3,976, $188,897, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $78,339 in front-end sales commissions from the sale of Class A shares and $1,584, $11,543, $4,072 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               10/31/03         AT COST         FROM SALES      (DEPRECIATION)      10/31/04       INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,921,637     $ 39,445,160     $ (37,576,331)        $   --        $ 3,790,466     $ 69,486       $   --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,921,637       39,445,160       (37,576,331)            --          3,790,466       67,663           --
==============================================================================================================================
  Subtotal        $3,843,274     $ 78,890,320     $ (75,152,662)        $   --        $ 7,580,932     $137,149       $   --
______________________________________________________________________________________________________________________________
==============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               10/31/03         AT COST         FROM SALES      (DEPRECIATION)      10/31/04       INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $3,248,000     $ 74,751,501     $ (77,999,501)        $   --        $        --     $ 13,457       $   --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       26,802,341       (19,605,891)            --          7,196,450        3,936           --
==============================================================================================================================
  Subtotal        $3,248,000     $101,553,842     $ (97,605,392)        $   --        $ 7,196,450     $ 17,393       $   --
==============================================================================================================================
  Total           $7,091,274     $180,444,162     $(172,758,054)        $   --        $14,777,382     $154,542       $   --
______________________________________________________________________________________________________________________________
==============================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $2,159,448 and $4,625,830, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $5,264 and credits in custodian fees of $3 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $5,267.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $5,344 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $6,877,673 were on loan to brokers. The loans were secured by cash collateral of $7,196,450, received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $17,393 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and October 31, 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
--------------------------------------------------------------------------
Unrealized appreciation -- investments                        $ 39,701,181
--------------------------------------------------------------------------
Temporary book/tax differences                                     (57,053)
--------------------------------------------------------------------------
Capital loss carryforward                                      (18,651,714)
--------------------------------------------------------------------------
Shares of beneficial interest                                  335,213,046
==========================================================================
Total net assets                                              $356,205,460
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $18,651,714 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $12,094,867 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2010                                                 $ 9,120,472
-----------------------------------------------------------------------------
October 31, 2011                                                   9,531,242
=============================================================================
Total capital loss carryforward                                  $18,651,714
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Value Equity Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $108,851,727 and $96,576,124, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 55,037,043
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (15,335,862)
==============================================================================
Net unrealized appreciation of investment securities             $ 39,701,181
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $324,997,056.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions, on October 31, 2004, undistributed net investment income (loss) was increased by $318,190, undistributed net realized gain (loss) was decreased by $9,419 and shares of beneficial interest decreased by $308,771. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Value Equity Fund into the Fund, undistributed net investment income (loss) was decreased by $31,750, undistributed net realized gain (loss) was decreased by $6,270,695, and shares of beneficial interest increased by $6,302,445. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,797,896    $ 59,721,792     5,695,229    $ 56,588,456
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,918,978      23,316,127     2,611,379      25,467,901
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        753,705       9,128,932       936,198       9,069,047
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         54,757         677,970        59,714         632,113
----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            1,838,069      22,849,380        30,507         346,714
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                       1,526,455      18,788,116            --              --
======================================================================================================================
Issued in connection with acquisitions:(d)
  Class A                                                         23,582         268,604            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         31,404         350,200            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        100,704       1,122,781            --              --
----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            7,662,600      87,273,020            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        467,293       5,834,860       315,247       3,158,288
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (478,951)     (5,834,860)     (321,047)     (3,158,288)
======================================================================================================================
Reacquired:
  Class A                                                     (3,841,386)    (47,289,385)   (5,558,986)    (54,363,784)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,581,802)    (19,136,388)   (2,170,734)    (20,196,310)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (671,051)     (8,091,321)     (955,066)     (9,083,220)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (25,935)       (312,577)       (8,863)        (94,728)
----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (3,812,184)    (47,235,254)      (14,850)       (169,142)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                         (12,640)       (155,981)           --              --
======================================================================================================================
                                                               8,751,494    $101,276,016       618,728    $  8,197,047
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 13% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially. 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.
(b) Investor Class shares commenced sales on September 30, 2003.
(c) Institutional Class shares commenced sales on April 30, 2004.
(d) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Value Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Value Equity Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 7,818,290 shares of the Fund for 4,958,149 shares of INVESCO Value Equity Fund outstanding as of the close of business on October 31, 2003. INVESCO Value Equity Fund's net assets at that date of $89,014,605 including $14,973,392 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $229,149,218.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                                2004             2003            2002       2001       2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.39         $   9.20         $ 10.94    $ 12.05    $ 9.40
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01(a)         (0.00)(a)        0.01(a)    0.02(a)   0.07(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.96             2.19           (1.75)     (1.07)     2.88
============================================================================================================================
    Total from investment operations                              0.97             2.19           (1.74)     (1.05)     2.95
============================================================================================================================
Less distributions:
  Dividends from net investment income                              --               --              --      (0.04)    (0.18)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               --              --      (0.02)    (0.12)
============================================================================================================================
    Total distributions                                             --               --              --      (0.06)    (0.30)
============================================================================================================================
Net asset value, end of period                                $  12.36         $  11.39         $  9.20    $ 10.94    $12.05
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                   8.52%           23.80%         (15.90)%    (8.74)%   32.21%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $150,190         $121,980         $94,387    $68,676    $5,888
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.33%(c)         1.42%           1.38%      1.27%     1.25%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.35%(c)         1.42%           1.38%      1.36%     8.21%
============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.11%(c)        (0.01)%          0.11%      0.17%     0.62%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                             32%              41%             37%        18%       57%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $150,168,025.

                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                                                                                                                    (DATE SALES
                                                                   YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                                                  --------------------------------------------------------          OCTOBER 31,
                                                   2004             2003            2002            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 11.15          $  9.07         $ 10.86         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.07)(a)        (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.94             2.15           (1.73)          (1.05)              1.17
=================================================================================================================================
    Total from investment operations                 0.87             2.08           (1.79)          (1.11)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --               --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --               --              --           (0.02)                --
=================================================================================================================================
    Total distributions                                --               --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of period                    $ 12.02          $ 11.15         $  9.07         $ 10.86             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.80%           22.93%         (16.48)%         (9.25)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $84,896          $80,018         $63,977         $58,681             $2,815
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements     1.98%(c)         2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   2.00%(c)         2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                        (0.54)%(c)       (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             32%              41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $89,375,514.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS C
                                                  -------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                                                                                                                    (DATE SALES
                                                                   YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                                                  --------------------------------------------------------          OCTOBER 31,
                                                   2004             2003            2002            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 11.15          $  9.07         $ 10.85         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.07)(a)        (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.94             2.15           (1.72)          (1.06)              1.17
=================================================================================================================================
    Total from investment operations                 0.87             2.08           (1.78)          (1.12)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --               --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --               --              --           (0.02)                --
=================================================================================================================================
    Total distributions                                --               --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of period                    $ 12.02          $ 11.15         $  9.07         $ 10.85             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.80%           22.93%         (16.41)%         (9.33)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $30,835          $26,566         $21,775         $20,680             $1,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements     1.98%(c)         2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   2.00%(c)         2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                        (0.54)%(c)       (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             32%              41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $31,438,601.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                  CLASS R
                                                              ------------------------------------------------
                                                                                                 JUNE 3, 2002
                                                                      YEAR ENDED                  (DATE SALES
                                                                     OCTOBER 31,                 COMMENCED) TO
                                                              --------------------------          OCTOBER 31,
                                                               2004                2003              2002
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.36              $9.20             $ 11.60
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)(a)          (0.02)(a)           (0.00)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.96               2.18               (2.40)
==============================================================================================================
    Total from investment operations                            0.95               2.16               (2.40)
==============================================================================================================
Net asset value, end of period                                $12.31              $11.36            $  9.20
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                 8.36%             23.48%             (20.69)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  991              $ 588             $     8
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:                        1.48%(c)(d)        1.57%               1.54%(e)
==============================================================================================================
Ratio of net investment income (loss) to average net assets    (0.04)%(c)         (0.16)%             (0.05)%(e)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(f)                                        32%                41%                 37%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $795,090.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.50% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                           INVESTOR CLASS
                                                              -----------------------------------------
                                                                                     SEPTEMBER 30, 2003
                                                                                        (DATE SALES
                                                              YEAR ENDED               COMMENCED) TO
                                                              OCTOBER 31,               OCTOBER 31,
                                                                 2004                       2003
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.39                    $10.98
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.03(a)                  (0.00)(a)
-------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.95                      0.41
=======================================================================================================
    Total from investment operations                               0.98                      0.41
=======================================================================================================
Net asset value, end of period                                  $ 12.37                    $11.39
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    8.60%                     3.73%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $70,548                    $  178
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:                           1.24%(c)(d)               1.25%(e)
=======================================================================================================
Ratio of net investment income to average net assets               0.20%(c)                  0.16%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                           32%                       41%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $75,558,943.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.25% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 12.62
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           0.04(a)
-----------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)               (0.28)
===================================================================================
    Total from investment operations                                    (0.24)
===================================================================================
Net asset value, end of period                                        $ 12.38
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         (1.90)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $18,745
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:                                 0.80%(c)(d)
===================================================================================
Ratio of net investment income to average net assets                     0.64%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                                 32%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,327,922.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended October 31, 2004.
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Large Cap Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.91%

AEROSPACE & DEFENSE-3.89%

Boeing Co. (The)                                  127,000   $  6,337,300
------------------------------------------------------------------------
General Dynamics Corp.                             75,000      7,659,000
------------------------------------------------------------------------
Northrop Grumman Corp.                             90,000      4,657,500
------------------------------------------------------------------------
Rockwell Collins, Inc.                            140,000      4,965,800
------------------------------------------------------------------------
United Technologies Corp.                          56,200      5,216,484
========================================================================
                                                              28,836,084
========================================================================

AIR FREIGHT & LOGISTICS-0.68%

FedEx Corp.                                        55,000      5,011,600
========================================================================

APPAREL RETAIL-1.13%

Limited Brands                                    337,000      8,350,860
========================================================================

APPLICATION SOFTWARE-0.94%

Autodesk, Inc.                                    132,000      6,963,000
========================================================================

BIOTECHNOLOGY-0.61%

Genentech, Inc.(a)                                 99,000      4,507,470
========================================================================

BUILDING PRODUCTS-2.14%

American Standard Cos. Inc.(a)                    175,000      6,399,750
------------------------------------------------------------------------
Masco Corp.                                       275,000      9,421,500
========================================================================
                                                              15,821,250
========================================================================

COMMUNICATIONS EQUIPMENT-4.98%

Cisco Systems, Inc.(a)                            696,440     13,378,612
------------------------------------------------------------------------
Motorola, Inc.                                    417,000      7,197,420
------------------------------------------------------------------------
QUALCOMM Inc.                                     390,000     16,305,900
========================================================================
                                                              36,881,932
========================================================================

COMPUTER HARDWARE-2.26%

Dell Inc.(a)                                      476,600     16,709,596
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.61%

Lexmark International, Inc.-Class A(a)             54,000      4,487,940
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

PACCAR Inc.                                        70,000      4,851,700
========================================================================

CONSUMER ELECTRONICS-2.29%

Harman International Industries, Inc.             141,000     16,945,380
========================================================================

CONSUMER FINANCE-2.21%

American Express Co.                               89,300      4,739,151
------------------------------------------------------------------------
MBNA Corp.                                        190,000      4,869,700
------------------------------------------------------------------------
SLM Corp.                                         150,000      6,789,000
========================================================================
                                                              16,397,851
========================================================================

DEPARTMENT STORES-1.82%

J.C. Penney Co., Inc.                             158,000      5,465,220
------------------------------------------------------------------------
Nordstrom, Inc.                                   186,000      8,031,480
========================================================================
                                                              13,496,700
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


DIVERSIFIED COMMERCIAL SERVICES-0.60%

Cendant Corp.                                     217,000   $  4,468,030
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.07%

Rockwell Automation, Inc.                         191,000      7,962,790
========================================================================

FOOTWEAR-1.99%

NIKE, Inc.-Class B                                181,000     14,717,110
========================================================================

HEALTH CARE EQUIPMENT-3.93%

Bard (C.R.), Inc.                                 100,000      5,680,000
------------------------------------------------------------------------
Becton, Dickinson & Co.                           259,000     13,597,500
------------------------------------------------------------------------
Medtronic, Inc.                                    95,000      4,855,450
------------------------------------------------------------------------
Waters Corp.(a)                                   120,000      4,954,800
========================================================================
                                                              29,087,750
========================================================================

HEALTH CARE SERVICES-1.71%

IMS Health Inc.                                   206,600      4,375,788
------------------------------------------------------------------------
Quest Diagnostics Inc.                             95,000      8,316,300
========================================================================
                                                              12,692,088
========================================================================

HEALTH CARE SUPPLIES-1.88%

Alcon, Inc. (Switzerland)                         195,700     13,933,840
========================================================================

HOME IMPROVEMENT RETAIL-1.25%

Home Depot, Inc. (The)                            225,000      9,243,000
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.60%

Marriott International, Inc.-Class A               81,000      4,413,690
========================================================================

HOUSEHOLD APPLIANCES-0.91%

Black & Decker Corp. (The)                         84,000      6,743,520
========================================================================

HOUSEHOLD PRODUCTS-2.60%

Procter & Gamble Co. (The)                        377,000     19,294,860
========================================================================

HOUSEWARES & SPECIALTIES-1.01%

Fortune Brands, Inc.                              103,000      7,500,460
========================================================================

HYPERMARKETS & SUPER CENTERS-2.34%

Costco Wholesale Corp.                            361,000     17,306,340
========================================================================

INDUSTRIAL CONGLOMERATES-3.43%

3M Co.                                            202,000     15,669,140
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 313,000      9,749,950
========================================================================
                                                              25,419,090
========================================================================

INDUSTRIAL MACHINERY-2.81%

Danaher Corp.(b)                                  104,000      5,733,520
------------------------------------------------------------------------
Eaton Corp.                                       116,000      7,418,200
------------------------------------------------------------------------
Illinois Tool Works Inc.                           83,000      7,659,240
========================================================================
                                                              20,810,960
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INTEGRATED OIL & GAS-3.34%

BP PLC-ADR (United Kingdom)                       143,000   $  8,329,750
------------------------------------------------------------------------
ChevronTexaco Corp.                               155,000      8,224,300
------------------------------------------------------------------------
ConocoPhillips                                     97,000      8,178,070
========================================================================
                                                              24,732,120
========================================================================

INTERNET RETAIL-1.57%

eBay Inc.(a)                                      119,000     11,615,590
========================================================================

INTERNET SOFTWARE & SERVICES-2.19%

Yahoo! Inc.(a)                                    448,200     16,220,358
========================================================================

IT CONSULTING & OTHER SERVICES-1.77%

Accenture Ltd.-Class A (Bermuda)(a)               541,000     13,097,610
========================================================================

MANAGED HEALTH CARE-2.18%

UnitedHealth Group Inc.                           223,000     16,145,200
========================================================================

MOTORCYCLE MANUFACTURERS-1.97%

Harley-Davidson, Inc.                             254,000     14,622,780
========================================================================

OFFICE ELECTRONICS-0.91%

Xerox Corp.(a)(b)                                 455,000      6,720,350
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.71%

Citigroup Inc.                                    119,221      5,289,836
========================================================================

PERSONAL PRODUCTS-6.21%

Avon Products, Inc.                               349,800     13,834,590
------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              230,000      9,878,500
------------------------------------------------------------------------
Gillette Co. (The)                                537,000     22,274,760
========================================================================
                                                              45,987,850
========================================================================

PHARMACEUTICALS-3.87%

Johnson & Johnson                                 491,000     28,664,580
========================================================================

PROPERTY & CASUALTY INSURANCE-0.82%

Allstate Corp. (The)                              126,000      6,059,340
========================================================================

RESTAURANTS-4.96%

McDonald's Corp.                                  487,000     14,196,050
------------------------------------------------------------------------
Starbucks Corp.(a)                                149,000      7,879,120
------------------------------------------------------------------------
Yum! Brands, Inc.                                 337,000     14,659,500
========================================================================
                                                              36,734,670
========================================================================

SEMICONDUCTORS-0.96%

Analog Devices, Inc.                               95,300      3,836,778
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SEMICONDUCTORS-(CONTINUED)

Intel Corp.                                       149,000   $  3,316,740
========================================================================
                                                               7,153,518
========================================================================

SOFT DRINKS-1.71%

PepsiCo, Inc.                                     256,000     12,692,480
========================================================================

SPECIALTY STORES-2.49%

Staples, Inc.                                     620,000     18,438,800
========================================================================

STEEL-0.60%

Nucor Corp.                                       105,000      4,434,150
========================================================================

SYSTEMS SOFTWARE-6.80%

Adobe Systems Inc.                                194,000     10,869,820
------------------------------------------------------------------------
Microsoft Corp.                                   429,280     12,015,547
------------------------------------------------------------------------
Oracle Corp.(a)                                   389,000      4,924,740
------------------------------------------------------------------------
Symantec Corp.(a)                                 396,000     22,548,240
========================================================================
                                                              50,358,347
========================================================================

THRIFTS & MORTGAGE FINANCE-1.68%

Countrywide Financial Corp.                       389,000     12,420,770
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.83%

W.W. Grainger, Inc.                               105,000      6,151,950
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $621,566,204)                          710,395,190
========================================================================

MONEY MARKET FUNDS-3.85%

Liquid Assets Portfolio-Institutional
  Class(c)                                     14,259,968     14,259,968
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    14,259,968     14,259,968
========================================================================
    Total Money Market Funds (Cost
      $28,519,936)                                            28,519,936
========================================================================
TOTAL INVESTMENTS-99.76% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $650,086,140)                738,915,126
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.66%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                   4,905,700      4,905,700
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $4,905,700)                                        4,905,700
========================================================================
TOTAL INVESTMENTS-100.42% (Cost $654,991,840)                743,820,826
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.42%)                         (3,115,847)
========================================================================
NET ASSETS-100.00%                                          $740,704,979
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $621,566,204)*                             $   710,395,190
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $33,425,636)                        33,425,636
============================================================
    Total investments (cost $654,991,840)        743,820,826
============================================================
Receivables for:
  Investments sold                                 2,182,403
------------------------------------------------------------
  Fund shares sold                                 1,017,641
------------------------------------------------------------
  Dividends                                          483,016
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  154,151
------------------------------------------------------------
Other assets                                          69,573
============================================================
    Total assets                                 747,727,610
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           1,389,536
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 191,745
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                         4,905,700
------------------------------------------------------------
Accrued distribution fees                            262,952
------------------------------------------------------------
Accrued trustees' fees                                 1,728
------------------------------------------------------------
Accrued transfer agent fees                          270,970
============================================================
    Total liabilities                              7,022,631
============================================================
Net assets applicable to shares outstanding  $   740,704,979
____________________________________________________________
============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 2,293,726,418
------------------------------------------------------------
Undistributed net investment income (loss)          (131,109)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (1,641,719,316)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               88,828,986
============================================================
                                             $   740,704,979
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   177,497,860
____________________________________________________________
============================================================
Class B                                      $   112,930,837
____________________________________________________________
============================================================
Class C                                      $    48,420,471
____________________________________________________________
============================================================
Class R                                      $     2,761,191
____________________________________________________________
============================================================
Investor Class                               $   376,904,848
____________________________________________________________
============================================================
Institutional Class                          $    22,189,772
____________________________________________________________
============================================================
SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           19,384,974
____________________________________________________________
============================================================
Class B                                           12,797,591
____________________________________________________________
============================================================
Class C                                            5,484,462
____________________________________________________________
============================================================
Class R                                              302,503
____________________________________________________________
============================================================
Investor Class                                    40,986,060
____________________________________________________________
============================================================
Institutional Class                                2,417,583
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          9.16
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.16 divided by
      94.50%)                                $          9.69
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          8.82
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          8.83
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $          9.13
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $          9.20
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          9.18
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $4,820,915 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $49,547)         $  4,445,838
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $24,288)*                             225,252
==========================================================================
    Total investment income                                      4,671,090
==========================================================================

EXPENSES:

Advisory fees                                                    5,663,512
--------------------------------------------------------------------------
Administrative services fees                                       218,708
--------------------------------------------------------------------------
Custodian fees                                                      53,205
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          606,542
--------------------------------------------------------------------------
  Class B                                                        1,205,821
--------------------------------------------------------------------------
  Class C                                                          499,243
--------------------------------------------------------------------------
  Class R                                                           12,219
--------------------------------------------------------------------------
  Investor Class                                                   888,532
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R & Investor               2,635,697
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           3,478
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              25,808
--------------------------------------------------------------------------
Other                                                              442,622
==========================================================================
    Total expenses                                              12,255,387
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (978,085)
==========================================================================
    Net expenses                                                11,277,302
==========================================================================
Net investment income (loss)                                    (6,606,212)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         98,241,139
--------------------------------------------------------------------------
  Foreign currencies                                               (27,375)
==========================================================================
                                                                98,213,764
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (67,692,327)
--------------------------------------------------------------------------
  Foreign currencies                                                   (11)
==========================================================================
                                                               (67,692,338)
==========================================================================
Net gain from investment securities and foreign currencies      30,521,426
==========================================================================
Net increase in net assets resulting from operations          $ 23,915,214
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (6,606,212)   $ (3,634,169)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and foreign currencies                    98,213,764     (11,557,152)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (67,692,338)     66,632,928
==========================================================================================
    Net increase in net assets resulting from operations        23,915,214      51,441,607
==========================================================================================
Share transactions-net:
  Class A                                                       18,678,547      24,813,254
------------------------------------------------------------------------------------------
  Class B                                                      (12,082,083)     (2,160,788)
------------------------------------------------------------------------------------------
  Class C                                                        3,097,603         594,530
------------------------------------------------------------------------------------------
  Class R                                                          574,491       1,830,726
------------------------------------------------------------------------------------------
  Investor Class                                               361,821,129         173,236
------------------------------------------------------------------------------------------
  Institutional Class                                           22,063,157              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              394,152,844      25,250,958
==========================================================================================
    Net increase in net assets                                 418,068,058      76,692,565
==========================================================================================

NET ASSETS:

  Beginning of year                                            322,636,921     245,944,356
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(131,109) and $(32,869), respectively).        $740,704,979    $322,636,921
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% over $1 billion up to and including $2 billion of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $3,368.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $59,549 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $218,708 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $2,635,697 for Class A, Class B, Class C, Class R and Investor Class shares and $3,478 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. Institutional Class shares commenced sales on April 30, 2004. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $606,542, $1,205,821, $499,243, $12,219 and $888,532. AIM reimbursed $902,390 of Investor Class expenses related to an overpayment of Rule 12b-1 fees of the INVESCO Growth Fund (a fund acquired by the Fund in a merger on November 3, 2003) paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund and an AIM affiliate.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $83,801 in front-end sales commissions from the sale of Class A shares and $890, $12,380, $4,895 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,325,601      $147,601,547      $(138,667,180)        $   --         $14,259,968     $100,940       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             5,325,601       147,601,547       (138,667,180)            --          14,259,968      100,024           --
==================================================================================================================================
  Subtotal        $10,651,202      $295,203,094      $(277,334,360)        $   --         $28,519,936     $200,964       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,969,563      $311,892,022      $(312,955,885)        $   --         $ 4,905,700     $ 24,288       $   --
==================================================================================================================================
  Total           $16,620,765      $607,095,116      $(590,290,245)        $   --         $33,425,636     $225,252       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $10,034,447 and $17,960,639, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $12,205 and credits in custodian fees of $573 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $12,778.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $6,385 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $4,820,915 were on loan to brokers. The loans were secured by cash collateral of $4,905,700 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $24,288 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $    81,823,318
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (131,109)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (1,634,713,648)
-----------------------------------------------------------------------------
Shares of Beneficial Interest                                   2,293,726,418
=============================================================================
Total net assets                                              $   740,704,979
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $1,546,950,857 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $83,728,510 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                           CAPITAL LOSS
EXPIRATION                                                                 CARRYFORWARD*
-----------------------------------------------------------------------------------------
October 31, 2009                                                          $1,067,082,723
-----------------------------------------------------------------------------------------
October 31, 2010                                                             532,535,321
-----------------------------------------------------------------------------------------
October 31, 2011                                                              35,095,604
=========================================================================================
Total capital loss carryforward                                           $1,634,713,648
_________________________________________________________________________________________
=========================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Growth Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $904,935,222 and $600,186,187, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $90,270,070
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (8,446,752)
===============================================================================
Net unrealized appreciation of investment securities              $81,823,318
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $661,997,508.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions on October 31, 2004, undistributed net investment income (loss) was increased by $6,616,586, undistributed net realized gain (loss) was increased by $27,375 and shares of beneficial interest decreased by $6,643,961. This reclassification had no effect on the net assets of the Fund. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Growth Fund into the Fund, undistributed net investment income (loss) was decreased by $108,614, undistributed net realized gain (loss) was decreased by $1,337,791,398 and shares of beneficial interest increased by $1,337,900,012. These reclassifications had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(A)
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                          2004                           2003
                                                              ----------------------------    --------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,225,450    $  57,170,463     9,469,394    $ 73,883,856
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,516,228       22,341,073     4,041,264      29,817,268
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,041,593       18,173,950     2,208,427      16,412,874
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         111,709        1,022,930       278,067       2,156,076
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             4,268,368       39,323,955        20,194         178,134
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                        2,436,212       22,232,973            --              --
========================================================================================================================
Issued in connection with acquisitions:(d)
  Class A                                                         445,760        3,960,921            --              --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                          24,464          210,855            --              --
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         426,258        3,668,554            --              --
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            50,546,207      449,143,077            --              --
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         472,810        4,373,299       325,063       2,536,902
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (489,052)      (4,373,299)     (334,300)     (2,536,902)
========================================================================================================================
Reacquired:
  Class A                                                      (5,108,536)     (46,826,136)   (6,726,902)    (51,607,504)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,420,244)     (30,260,712)   (3,989,440)    (29,441,154)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,120,502)     (18,744,901)   (2,147,493)    (15,818,344)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (48,964)        (448,439)      (39,568)       (325,350)
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (13,848,145)    (126,645,903)         (564)         (4,898)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                          (18,629)        (169,816)           --              --
========================================================================================================================
                                                               44,460,987    $ 394,152,844     3,104,142    $ 25,250,958
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.
(b) Investor Class shares commenced sales on September 30, 2003.
(c) Institutional Class shares commenced sales on April 30, 2004.
(d) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Growth Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 51,442,689 shares of the Fund for 234,385,533 shares of INVESCO Growth Fund outstanding as of the close of business on October 31, 2003. INVESCO Growth Fund's net assets at that date of $456,983,407, including $93,333,500 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $322,706,968.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.88         $   7.37    $   8.82    $  17.74    $  11.29
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)        (0.08)(a)    (0.09)(a)    (0.08)(a)    (0.15)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.36             1.59       (1.36)      (8.84)       6.60
===========================================================================================================================
    Total from investment operations                              0.28             1.51       (1.45)      (8.92)       6.45
===========================================================================================================================
Net asset value, end of period                                $   9.16         $   8.88    $   7.37    $   8.82    $  17.74
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   3.15%           20.49%     (16.44)%    (50.28)%     57.13%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $177,498         $154,052    $105,320    $138,269    $225,255
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           1.54%(c)(d)      1.82%       1.70%       1.57%       1.58%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.92)%(c)       (1.01)%     (1.01)%     (0.72)%     (0.82)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            111%             123%        111%        124%        113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $173,297,774.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.61         $   7.20    $   8.67    $  17.54    $  11.25
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)        (0.12)(a)    (0.14)(a)    (0.16)(a)    (0.27)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.35             1.53       (1.33)      (8.71)       6.56
===========================================================================================================================
    Total from investment operations                              0.21             1.41       (1.47)      (8.87)       6.29
===========================================================================================================================
Net asset value, end of period                                $   8.82         $   8.61    $   7.20    $   8.67    $  17.54
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   2.44%           19.58%     (16.96)%    (50.57)%     55.91%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $112,931         $122,011    $104,040    $144,747    $210,224
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.19%(c)(d)      2.47%       2.35%       2.23%       2.24%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.57)%(c)       (1.66)%     (1.66)%     (1.39)%     (1.48)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            111%             123%        111%        124%        113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $120,582,108.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.20%.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                               2004            2003       2002       2001       2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.62         $  7.21    $  8.67    $ 17.55    $ 11.25
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.14)(a)       (0.12)(a)   (0.14)(a)   (0.16)(a)   (0.27)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.35            1.53      (1.32)     (8.72)      6.57
======================================================================================================================
    Total from investment operations                             0.21            1.41      (1.46)     (8.88)      6.30
======================================================================================================================
Net asset value, end of period                                $  8.83         $  8.62    $  7.21    $  8.67    $ 17.55
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  2.44%          19.56%    (16.84)%   (50.60)%    56.00%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $48,420         $44,272    $36,575    $57,865    $79,392
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                          2.19%(c)(d)     2.47%      2.35%      2.23%      2.24%
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.57)%(c)      (1.66)%    (1.66)%    (1.39)%    (1.48)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                           111%            123%       111%       124%       113%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $49,924,256.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.20%.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.87         $ 7.37       $  8.40
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)      (0.09)(a)      (0.04)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.36           1.59         (0.99)
====================================================================================================
    Total from investment operations                            0.26           1.50         (1.03)
====================================================================================================
Net asset value, end of period                                $ 9.13         $ 8.87       $  7.37
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 2.93%         20.35%       (12.26)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,761         $2,127       $     9
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.69%(c)(d)    1.97%         1.85%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (1.07)%(c)     (1.16)%       (1.16)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                       111%           123%          111%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,443,827.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.70%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                                ---------------------------------
                                                                               SEPTEMBER 30, 2003
                                                                                  (DATE SALES
                                                                YEAR ENDED       COMMENCED) TO
                                                                OCTOBER 31,       OCTOBER 31,
                                                                   2004               2003
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $   8.88            $ 8.24
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.05)(a)(b)        (0.01)(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.37              0.65
=================================================================================================
    Total from investment operations                                 0.32              0.64
=================================================================================================
Net asset value, end of period                                   $   9.20            $ 8.88
_________________________________________________________________________________________________
=================================================================================================
Total return(c)                                                      3.60%(b)          7.77%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $376,905            $  174
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets                              1.19%(b)(d)(e)         1.56%(f)
=================================================================================================
Ratio of net investment income (loss) to average net assets         (0.57)%(d)        (0.75)%(f)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(g)                                            111%              123%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) The advisor reimbursed Investor Class expenses related to an overpayment of Rule 12b-1 fees of the INVESCO Growth fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not reimbursed these expenses the net investment income per share, the ratio of expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been (0.07), 1.41%, (0.79) and 3.27%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $403,878,080.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.42%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  9.13
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.01)(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.06
===================================================================================
    Total from investment operations                                     0.05
===================================================================================
Net asset value, end of period                                        $  9.18
___________________________________________________________________________________
===================================================================================
Total return(b)                                                          0.55%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $22,190
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         0.92%(c)
-----------------------------------------------------------------------------------
  With fee waivers and/or expense reimbursements                         0.93%(c)
===================================================================================
Ratio of net investment income (loss) to average net assets             (0.30)%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                111%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,909,449.
(d)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Mid Cap Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Mid Cap Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Mid Cap Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.10%

ADVERTISING-0.73%

Omnicom Group Inc.                              18,000    $ 1,420,200
=====================================================================

AEROSPACE & DEFENSE-0.68%

L-3 Communications Holdings, Inc.               20,000      1,318,600
=====================================================================

AIR FREIGHT & LOGISTICS-0.64%

Robinson (C.H.) Worldwide, Inc.                 23,000      1,240,620
=====================================================================

APPAREL RETAIL-2.24%

Chico's FAS, Inc.(a)                            44,000      1,761,320
---------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)          55,000      1,289,200
---------------------------------------------------------------------
Urban Outfitters, Inc.(a)                       32,000      1,312,000
=====================================================================
                                                            4,362,520
=====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.96%

Coach, Inc.(a)                                  40,000      1,865,200
=====================================================================

APPLICATION SOFTWARE-2.70%

Amdocs Ltd. (United Kingdom)(a)                 85,200      2,142,780
---------------------------------------------------------------------
Intuit Inc.(a)                                  40,000      1,814,400
---------------------------------------------------------------------
Mercury Interactive Corp.(a)                    30,000      1,302,900
=====================================================================
                                                            5,260,080
=====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.46%

Calamos Asset Management, Inc.-Class A(a)       60,700      1,183,650
---------------------------------------------------------------------
Franklin Resources, Inc.                        18,000      1,091,160
---------------------------------------------------------------------
Investors Financial Services Corp.(b)           55,000      2,116,950
---------------------------------------------------------------------
Legg Mason, Inc.                                37,000      2,357,270
=====================================================================
                                                            6,749,030
=====================================================================

AUTO PARTS & EQUIPMENT-0.55%

Autoliv, Inc.                                   25,000      1,068,750
=====================================================================

BIOTECHNOLOGY-3.87%

Cephalon, Inc.(a)                               21,000      1,001,070
---------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                       22,000      1,029,380
---------------------------------------------------------------------
Gen-Probe Inc.(a)                               32,000      1,121,280
---------------------------------------------------------------------
Gilead Sciences, Inc.(a)                        35,000      1,212,050
---------------------------------------------------------------------
Invitrogen Corp.(a)                             17,200        995,880
---------------------------------------------------------------------
Martek Biosciences Corp.(a)                     26,000      1,223,456
---------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                    15,000        974,700
=====================================================================
                                                            7,557,816
=====================================================================

BROADCASTING & CABLE TV-1.22%

Univision Communications Inc.-Class A(a)        77,000      2,383,920
=====================================================================

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------


BUILDING PRODUCTS-1.02%

Masco Corp.                                     58,000    $ 1,987,080
=====================================================================

CASINOS & GAMING-0.52%

Station Casinos, Inc.                           20,000      1,019,000
=====================================================================

COMMUNICATIONS EQUIPMENT-4.94%

Avaya Inc.(a)                                  140,000      2,016,000
---------------------------------------------------------------------
Comverse Technology, Inc.(a)                   100,000      2,064,000
---------------------------------------------------------------------
Juniper Networks, Inc.(a)                       40,300      1,072,383
---------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)             21,000      1,852,200
---------------------------------------------------------------------
Scientific-Atlanta, Inc.                        52,400      1,435,236
---------------------------------------------------------------------
UTStarcom, Inc.(a)(b)                           70,000      1,198,400
=====================================================================
                                                            9,638,219
=====================================================================

COMPUTER & ELECTRONICS RETAIL-0.76%

Best Buy Co., Inc.                              25,000      1,480,500
=====================================================================

COMPUTER HARDWARE-0.82%

PalmOne, Inc.(a)(b)                             55,000      1,593,350
=====================================================================

COMPUTER STORAGE & PERIPHERALS-1.16%

Emulex Corp.(a)                                 92,000        966,920
---------------------------------------------------------------------
QLogic Corp.(a)                                 40,000      1,300,000
=====================================================================
                                                            2,266,920
=====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

Cummins Inc.(b)                                 18,000      1,261,440
=====================================================================

CONSUMER FINANCE-0.82%

First Marblehead Corp. (The)(a)                 30,000      1,608,000
=====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.52%

Affiliated Computer Services, Inc.-Class A(a)   20,000      1,091,000
---------------------------------------------------------------------
Alliance Data Systems Corp.(a)                  50,000      2,114,000
---------------------------------------------------------------------
DST Systems, Inc.(a)                            30,000      1,345,500
---------------------------------------------------------------------
Fiserv, Inc.(a)                                 65,000      2,310,100
=====================================================================
                                                            6,860,600
=====================================================================

DEPARTMENT STORES-1.70%

Kohl's Corp.(a)                                 39,900      2,025,324
---------------------------------------------------------------------
Nordstrom, Inc.                                 30,000      1,295,400
=====================================================================
                                                            3,320,724
=====================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.35%

Apollo Group, Inc.-Class A(a)                   18,000      1,188,000
---------------------------------------------------------------------
Career Education Corp.(a)                       35,000      1,097,950
---------------------------------------------------------------------
Cintas Corp.                                    30,000      1,294,200
---------------------------------------------------------------------


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Corporate Executive Board Co. (The)             32,000    $ 2,036,800
---------------------------------------------------------------------
Corrections Corp. of America(a)                 48,800      1,695,800
---------------------------------------------------------------------
ITT Educational Services, Inc.(a)               31,000      1,178,310
=====================================================================
                                                            8,491,060
=====================================================================

DRUG RETAIL-0.60%

Shoppers Drug Mart Corp. (Canada)(a)            38,300      1,165,133
=====================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.25%

Agilent Technologies, Inc.(a)                   97,000      2,430,820
=====================================================================

ELECTRONIC MANUFACTURING SERVICES-0.54%

Benchmark Electronics, Inc.(a)                  31,000      1,053,070
=====================================================================

EMPLOYMENT SERVICES-1.69%

Manpower Inc.                                   42,000      1,900,500
---------------------------------------------------------------------
Monster Worldwide Inc.(a)                       50,000      1,402,500
=====================================================================
                                                            3,303,000
=====================================================================

ENVIRONMENTAL SERVICES-0.65%

Stericycle, Inc.(a)                             28,000      1,269,240
=====================================================================

GENERAL MERCHANDISE STORES-1.79%

Dollar Tree Stores, Inc.(a)                     70,000      2,023,000
---------------------------------------------------------------------
Family Dollar Stores, Inc.                      50,000      1,477,500
=====================================================================
                                                            3,500,500
=====================================================================

HEALTH CARE DISTRIBUTORS-0.80%

Schein (Henry), Inc.(a)                         24,800      1,568,104
=====================================================================

HEALTH CARE EQUIPMENT-4.81%

Biomet, Inc.                                    22,000      1,026,960
---------------------------------------------------------------------
Fisher Scientific International Inc.(a)         25,000      1,434,000
---------------------------------------------------------------------
INAMED Corp.(a)                                 26,000      1,381,900
---------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                       27,000      1,345,410
---------------------------------------------------------------------
PerkinElmer, Inc.                               80,000      1,643,200
---------------------------------------------------------------------
Waters Corp.(a)                                 24,000        990,960
---------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                        20,000      1,551,800
=====================================================================
                                                            9,374,230
=====================================================================

HEALTH CARE FACILITIES-1.24%

Community Health Systems Inc.(a)                90,000      2,413,800
=====================================================================

HEALTH CARE SERVICES-2.08%

Caremark Rx, Inc.(a)                            65,000      1,948,050
---------------------------------------------------------------------
Express Scripts, Inc.(a)                        33,000      2,112,000
=====================================================================
                                                            4,060,050
=====================================================================

HEALTH CARE SUPPLIES-0.50%

Cooper Cos., Inc. (The)                         14,000        984,900
=====================================================================

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------


HOME FURNISHINGS-0.52%

Mohawk Industries, Inc.(a)                      12,000    $ 1,020,960
=====================================================================

HOMEBUILDING-0.93%

Pulte Homes, Inc.                               33,000      1,811,040
=====================================================================

HOTELS, RESORTS & CRUISE LINES-1.33%

Kerzner International Ltd. (Bahamas)(a)         19,000        963,680
---------------------------------------------------------------------
Marriott International, Inc.-Class A            30,000      1,634,700
=====================================================================
                                                            2,598,380
=====================================================================

HOUSEWARES & SPECIALTIES-0.96%

Jarden Corp.(a)                                 53,500      1,878,920
=====================================================================

INDUSTRIAL MACHINERY-0.75%

Eaton Corp.                                     23,000      1,470,850
=====================================================================

INSURANCE BROKERS-1.08%

Willis Group Holdings Ltd. (Bermuda)            58,700      2,110,265
=====================================================================

INTEGRATED OIL & GAS-0.86%

Murphy Oil Corp.                                21,000      1,680,420
=====================================================================

INTERNET SOFTWARE & SERVICES-1.28%

Ask Jeeves, Inc.(a)                             45,000      1,160,100
---------------------------------------------------------------------
SINA Corp. (Cayman Islands)(a)                  40,000      1,340,000
=====================================================================
                                                            2,500,100
=====================================================================

IT CONSULTING & OTHER SERVICES-1.13%

Cognizant Technology Solutions Corp.-Class
  A(a)                                          65,000      2,210,000
=====================================================================

LEISURE PRODUCTS-1.51%

Brunswick Corp.                                 35,000      1,642,200
---------------------------------------------------------------------
Marvel Enterprises, Inc.(a)                     85,000      1,309,000
=====================================================================
                                                            2,951,200
=====================================================================

MANAGED HEALTH CARE-2.29%

Aetna Inc.                                      19,000      1,805,000
---------------------------------------------------------------------
Anthem, Inc.(a)                                 33,000      2,653,200
=====================================================================
                                                            4,458,200
=====================================================================

MULTI-LINE INSURANCE-0.66%

Quanta Capital Holdings Ltd. (Bermuda)(a)      144,200      1,297,800
=====================================================================

OIL & GAS DRILLING-1.73%

Noble Corp. (Cayman Islands)(a)                 25,000      1,142,000
---------------------------------------------------------------------
Patterson-UTI Energy, Inc.                      63,000      1,211,490
---------------------------------------------------------------------
Pride International, Inc.(a)                    55,000      1,016,400
=====================================================================
                                                            3,369,890
=====================================================================

OIL & GAS EQUIPMENT & SERVICES-0.50%

Varco International, Inc.(a)                    35,000        968,800
=====================================================================


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-1.73%

Ultra Petroleum Corp. (Canada)(a)               35,000    $ 1,701,000
---------------------------------------------------------------------
XTO Energy Inc.                                 50,000      1,669,000
=====================================================================
                                                            3,370,000
=====================================================================

PHARMACEUTICALS-4.14%

Barr Pharmaceuticals Inc.(a)                    35,000      1,317,750
---------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(a)                    36,000      1,285,200
---------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)         40,000      1,626,800
---------------------------------------------------------------------
MGI Pharma, Inc.(a)                             50,000      1,333,500
---------------------------------------------------------------------
Sepracor Inc.(a)                                24,000      1,102,320
---------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                      50,000      1,420,000
=====================================================================
                                                            8,085,570
=====================================================================

PUBLISHING-0.70%

Getty Images, Inc.(a)(b)                        23,000      1,359,990
=====================================================================

REAL ESTATE-0.92%

New Century Financial Corp.                     32,500      1,792,375
=====================================================================

REGIONAL BANKS-0.61%

Commerce Bancorp, Inc.                          20,000      1,184,800
=====================================================================

REINSURANCE-0.77%

Everest Re Group, Ltd. (Bermuda)                19,000      1,508,030
=====================================================================

RESTAURANTS-0.65%

Brinker International, Inc.(a)                  39,000      1,259,700
=====================================================================

SEMICONDUCTOR EQUIPMENT-0.99%

Novellus Systems, Inc.(a)                       74,800      1,938,068
=====================================================================

SEMICONDUCTORS-3.07%

ATI Technologies Inc. (Canada)(a)               70,000      1,263,500
---------------------------------------------------------------------
Broadcom Corp.-Class A(a)                       45,000      1,217,250
---------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)      75,000      2,142,750
---------------------------------------------------------------------
Microchip Technology Inc.                       45,000      1,361,250
=====================================================================
                                                            5,984,750
=====================================================================

SPECIALTY CHEMICALS-0.57%

Ecolab Inc.                                     33,000      1,117,050
=====================================================================

SPECIALTY STORES-3.64%

Advance Auto Parts, Inc.(a)                     45,000      1,760,400
---------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                       50,000      2,039,500
---------------------------------------------------------------------
Staples, Inc.                                   60,000      1,784,400
---------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                        40,000      1,526,800
=====================================================================
                                                            7,111,100
=====================================================================

SYSTEMS SOFTWARE-3.10%

Computer Associates International, Inc.         50,000      1,385,500
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

SYSTEMS SOFTWARE-(CONTINUED)

Novell, Inc.(a)                                175,000    $ 1,258,250
---------------------------------------------------------------------
Red Hat, Inc.(a)(b)                             80,000      1,027,200
---------------------------------------------------------------------
Symantec Corp.(a)                               16,600        945,204
---------------------------------------------------------------------
VERITAS Software Corp.(a)                       65,000      1,422,200
=====================================================================
                                                            6,038,354
=====================================================================

TECHNOLOGY DISTRIBUTORS-1.02%

CDW Corp.                                       32,000      1,984,960
=====================================================================

THRIFTS & MORTGAGE FINANCE-1.53%

Doral Financial Corp. (Puerto Rico)             40,000      1,679,200
---------------------------------------------------------------------
W Holding Co., Inc. (Puerto Rico)               65,000      1,299,350
=====================================================================
                                                            2,978,550
=====================================================================

TRADING COMPANIES & DISTRIBUTORS-1.38%

Fastenal Co.                                    21,000      1,159,830
---------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A         45,000      1,536,300
=====================================================================
                                                            2,696,130
=====================================================================

TRUCKING-1.11%

Sirva Inc.(a)                                   90,000      2,160,000
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.38%

AO VimpelCom-ADR (Russia)(a)                    11,000      1,254,000
---------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)               100,000      1,684,000
---------------------------------------------------------------------
NII Holdings Inc.(a)(b)                         38,000      1,682,260
---------------------------------------------------------------------
SpectraSite, Inc.(a)                            38,500      1,975,050
=====================================================================
                                                            6,595,310
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $164,645,208)                       191,368,038
=====================================================================


                                               NUMBER
                                                 OF        EXERCISE   EXPIRATION
                                               CONTRACTS   PRICE        DATE
OPTIONS PURCHASED-0.01%

PUTS-0.01%

XTO Energy Inc. (Oil & Gas Exploration &
  Production) (Cost $70,660)                      500        $30        Nov-04            8,750
===============================================================================================

                                                SHARES
MONEY MARKET FUNDS-1.86%

Liquid Assets Portfolio-Institutional
  Class(c)                                     1,818,420      1,818,420
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    1,818,420      1,818,420
=======================================================================
    Total Money Market Funds (Cost
      $3,636,840)                                             3,636,840
=======================================================================
TOTAL INVESTMENTS-99.97% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $168,352,708)               195,013,628
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.48%

STIC Prime Portfolio-Institutional
  Class(c)(d)                                  6,790,375   $  6,790,375
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $6,790,375)                                       6,790,375
=======================================================================
TOTAL INVESTMENTS-103.45% (Cost $175,143,083)               201,804,003
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.45%)                        (6,732,117)
=======================================================================
NET ASSETS-100.00%                                         $195,071,886
_______________________________________________________________________
=======================================================================

Investment Abbreviations

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $164,715,868)*                               $ 191,376,788
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $10,427,215)                              10,427,215
============================================================
    Total investments (cost $175,143,083)        201,804,003
============================================================
Receivables for:
  Investments sold                                 5,998,273
------------------------------------------------------------
  Fund shares sold                                   140,843
------------------------------------------------------------
  Dividends                                           23,987
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                27,100
------------------------------------------------------------
Other assets                                          33,155
============================================================
    Total assets                                 208,027,361
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            5,257,491
------------------------------------------------------------
  Fund shares reacquired                             663,500
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  32,411
------------------------------------------------------------
  Collateral upon return of securities loaned      6,790,375
------------------------------------------------------------
Accrued distribution fees                            104,705
------------------------------------------------------------
Accrued trustees' fees                                   941
------------------------------------------------------------
Accrued transfer agent fees                           26,248
------------------------------------------------------------
Accrued operating expenses                            79,804
============================================================
    Total liabilities                             12,955,475
============================================================
Net assets applicable to shares outstanding    $ 195,071,886
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 307,591,806
------------------------------------------------------------
Undistributed net investment income (loss)           (29,371)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (139,144,919)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               26,654,370
============================================================
                                               $ 195,071,886
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  99,261,624
____________________________________________________________
============================================================
Class B                                        $  70,420,726
____________________________________________________________
============================================================
Class C                                        $  24,503,049
____________________________________________________________
============================================================
Class R                                        $     876,607
____________________________________________________________
============================================================
Institutional Class                            $       9,880
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           10,934,912
____________________________________________________________
============================================================
Class B                                            8,033,455
____________________________________________________________
============================================================
Class C                                            2,794,530
============================================================
Class R                                               97,064
____________________________________________________________
============================================================
Institutional Class                                    1,085
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        9.08
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.08 divided by
      94.50%)                                  $        9.61
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        8.77
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        8.77
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        9.03
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $        9.11
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $6,544,219 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,918)          $   683,992
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $63,247)*                            153,142
=========================================================================
    Total investment income                                       837,134
=========================================================================

EXPENSES:

Advisory fees                                                   1,780,749
-------------------------------------------------------------------------
Administrative services fees                                       86,224
-------------------------------------------------------------------------
Custodian fees                                                     61,905
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         394,349
-------------------------------------------------------------------------
  Class B                                                         802,204
-------------------------------------------------------------------------
  Class C                                                         291,132
-------------------------------------------------------------------------
  Class R                                                           2,920
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        912,181
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              9
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             16,001
-------------------------------------------------------------------------
Other                                                             281,545
=========================================================================
    Total expenses                                              4,629,219
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (42,438)
=========================================================================
    Net expenses                                                4,586,781
=========================================================================
Net investment income (loss)                                   (3,749,647)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from investment securities                    9,151,671
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (2,975,847)
-------------------------------------------------------------------------
  Foreign currencies                                               (6,549)
=========================================================================
                                                               (2,982,396)
=========================================================================
Net gain from investment securities                             6,169,275
=========================================================================
Net increase in net assets resulting from operations          $ 2,419,628
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (3,749,647)   $ (2,955,493)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   9,151,671      14,307,340
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (2,982,396)     42,907,455
==========================================================================================
    Net increase in net assets resulting from operations         2,419,628      54,259,302
==========================================================================================
Share transactions-net:
  Class A                                                      (10,422,993)     18,339,848
------------------------------------------------------------------------------------------
  Class B                                                      (11,811,705)      1,788,121
------------------------------------------------------------------------------------------
  Class C                                                       (4,684,464)      5,771,210
------------------------------------------------------------------------------------------
  Class R                                                          676,095         197,900
------------------------------------------------------------------------------------------
  Institutional Class                                               10,000              --
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (26,233,067)     26,097,079
==========================================================================================
    Net increase (decrease) in net assets                      (23,813,439)     80,356,381
==========================================================================================

NET ASSETS:

  Beginning of year                                            218,885,325     138,528,944
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(29,371) and $(24,611), respectively)          $195,071,886    $218,885,325
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets plus 0.75% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.00%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $2,147.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $36,467 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $86,224 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $912,181 for Class A, Class B, Class C and Class R shares and $9 for Institutional Class shares and reimbursed fees for the Institutional Class shares of $4. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $394,349 $802,204, $291,132 and $2,920, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $77,275 in front-end sales commissions from the sale of Class A shares and $120, $12,045, $4,411 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 6,039,656     $ 60,161,675    $(64,382,911)         $ --          $1,818,420     $45,344        $ --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            6,039,656       60,161,675     (64,382,911)           --           1,818,420      44,551          --
===========================================================================================================================
  Subtotal       $12,079,312     $120,323,350    $(128,765,822)        $ --          $3,636,840     $89,895        $ --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 1,593,500     $ 86,506,068    $ (88,099,568)        $ --         $        --     $58,446        $ --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       19,094,475      (12,304,100)          --           6,790,375       4,801          --
===========================================================================================================================
  Subtotal       $ 1,593,500     $105,600,543    $(100,403,668)        $ --         $ 6,790,375     $63,247        $ --
===========================================================================================================================
  Total          $13,672,812     $225,923,893    $(229,169,490)        $ --         $10,427,215     $153,142       $ --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $2,622,166 and $702,736, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $3,820 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $3,820.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $5,035 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $6,544,219 were on loan to brokers. The loans were secured by cash collateral of $6,790,375 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $63,247 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
---------------------------------------------------------------------------
Unrealized appreciation -- investments                        $  25,453,299
---------------------------------------------------------------------------
Temporary book/tax differences                                      (29,371)
---------------------------------------------------------------------------
Capital loss carryforward                                      (137,943,848)
---------------------------------------------------------------------------
Shares of beneficial interest                                   307,591,806
===========================================================================
Total net assets                                              $ 195,071,886
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(6,550).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $8,876,974 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $    407,338
-----------------------------------------------------------------------------
October 31, 2009                                                  86,724,292
-----------------------------------------------------------------------------
October 31, 2010                                                  50,812,218
=============================================================================
Total capital loss carryforward                                 $137,943,848
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $358,096,030 and $382,393,967, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $29,338,178
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,878,329)
===============================================================================
Net unrealized appreciation of investment securities               $25,459,849
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $176,344,154.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $3,744,887 and shares of beneficial interest decreased by $3,744,887. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,366,280    $ 31,467,821     7,664,279    $ 58,252,871
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,689,471      15,326,444     3,281,689      24,068,217
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,055,967       9,613,286     1,644,878      12,124,964
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         79,652         742,690        25,518         209,495
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                           1,085          10,000            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        287,382       2,711,609       189,563       1,431,485
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (296,604)     (2,711,609)     (194,530)     (1,431,485)
======================================================================================================================
Reacquired:
  Class A                                                     (4,869,016)    (44,602,423)   (5,404,259)    (41,344,508)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,730,826)    (24,426,540)   (2,879,424)    (20,848,611)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,595,627)    (14,297,750)     (872,689)     (6,353,754)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (7,765)        (66,595)       (1,487)        (11,595)
======================================================================================================================
                                                              (3,020,001)   $(26,233,067)    3,453,538    $ 26,097,079
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.
(b)  Institutional Class shares commenced sales on April 30, 2004.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                      ----------------------------------------------------         OCTOBER 31,
                                                       2004             2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  8.92         $   6.54       $  8.58       $ 14.38           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.13)(a)        (0.11)(a)     (0.13)(a)     (0.11)(a)          (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.29             2.49         (1.91)        (5.69)              4.50
=================================================================================================================================
    Total from investment operations                     0.16             2.38         (2.04)        (5.80)              4.38
=================================================================================================================================
Net asset value, end of period                        $  9.08         $   8.92       $  6.54       $  8.58           $  14.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          1.79%           36.39%       (23.78)%      (40.33)%            43.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $99,262         $108,436       $63,463       $94,457           $114,913
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.74%(c)(d)      1.90%         1.83%         1.65%              1.63%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                (1.36)%(c)       (1.42)%       (1.49)%       (1.06)%            (0.76)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                167%             211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $112,671,098.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.76%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                       ---------------------------------------------------         OCTOBER 31,
                                                        2004            2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.68         $  6.40       $  8.45       $ 14.25           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.18)(a)       (0.15)(a)     (0.18)(a)     (0.18)(a)          (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.27            2.43         (1.87)        (5.62)              4.47
=================================================================================================================================
    Total from investment operations                      0.09            2.28         (2.05)        (5.80)              4.25
=================================================================================================================================
Net asset value, end of period                         $  8.77         $  8.68       $  6.40       $  8.45           $  14.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           1.04%          35.63%       (24.26)%      (40.70)%            42.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $70,421         $81,298       $58,654       $81,905           $103,893
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.39%(c)(d)     2.55%         2.48%         2.32%              2.32%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (2.01)%(c)      (2.07)%       (2.14)%       (1.73)%            (1.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 167%            211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $80,220,450.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                       ---------------------------------------------------         OCTOBER 31,
                                                        2004            2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.68         $  6.40       $  8.45       $ 14.26           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.18)(a)       (0.15)(a)     (0.18)(a)     (0.18)(a)         (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.27            2.43         (1.87)        (5.63)             4.48
=================================================================================================================================
    Total from investment operations                      0.09            2.28         (2.05)        (5.81)             4.26
=================================================================================================================================
Net asset value, end of period                         $  8.77         $  8.68       $  6.40       $  8.45           $ 14.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           1.04%          35.63%       (24.26)%      (40.74)%           42.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $24,503         $28,928       $16,404       $23,971           $29,969
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.39%(c)(d)     2.55%         2.48%         2.32%             2.32%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (2.01)%(c)      (2.07)%       (2.14)%       (1.73)%           (1.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 167%            211%          185%          173%              183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,113,161.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                               CLASS R
                                                              -----------------------------------------
                                                                                          JUNE 3, 2002
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2004           2003            2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $8.89          $ 6.54          $  8.73
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.14)(a)       (0.13)(a)        (0.05)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.28            2.48            (2.14)
=======================================================================================================
    Total from investment operations                           0.14            2.35            (2.19)
=======================================================================================================
Net asset value, end of period                                $9.03          $ 8.89          $  6.54
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                1.57%          35.93%          (25.09)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 877          $  224          $     7
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                        1.89%(c)(d)     2.05%            1.98%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets   (1.51)%(c)      (1.57)%          (1.64)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                      167%            211%             185%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $584,032.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.91%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 9.22
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.04)(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.07)
===================================================================================
    Total from investment operations                                   (0.11)
===================================================================================
Net asset value, end of period                                        $ 9.11
___________________________________________________________________________________
===================================================================================
Total return(b)                                                        (1.19)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   10
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 1.20%(c)(d)
===================================================================================
Ratio of net investment income (loss) to average net assets            (0.82)%
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                               167%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,671.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% (annualized).
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Select Basic Value Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Select Basic Value Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Select Basic Value Fund as of October 31, 2004, the results of its operations for the year then ended, the statements of changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

AIM SELECT BASIC VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2004


                                                                                             MARKET
                                                                                SHARES        VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS--98.73%

ADVERTISING--5.49%

Interpublic Group of Cos., Inc. (The)(a)                                         2,500      $30,650
---------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                 500       39,450
===================================================================================================
                                                                                             70,100
===================================================================================================

AEROSPACE & DEFENSE--1.85%

Honeywell International Inc.                                                       700       23,576
===================================================================================================

APPAREL RETAIL--2.50%

Gap, Inc. (The)                                                                  1,600       31,968
===================================================================================================

BUILDING PRODUCTS--2.15%

American Standard Cos. Inc.(a)                                                     750       27,427
===================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--5.72%

Ceridian Corp.(a)                                                                1,600       27,600
---------------------------------------------------------------------------------------------------
First Data Corp.                                                                 1,100       45,408
===================================================================================================
                                                                                             73,008
===================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--7.65%

Cendant Corp.                                                                    2,000       41,180
---------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                                    350       16,643
---------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                  1,900       39,900
===================================================================================================
                                                                                             97,723
===================================================================================================

ENVIRONMENTAL SERVICES--3.12%

Waste Management, Inc.                                                           1,400       39,872
===================================================================================================

FOOD RETAIL--3.10%

Kroger Co. (The)(a)                                                              1,650       24,932
---------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                                    800       14,592
===================================================================================================
                                                                                             39,524
===================================================================================================

                                                                                             MARKET
                                                                                SHARES        VALUE
---------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--2.35%

Target Corp.                                                                       600      $30,012
===================================================================================================

HEALTH CARE DISTRIBUTORS--4.99%

Cardinal Health, Inc.                                                              850       39,738
---------------------------------------------------------------------------------------------------
McKesson Corp.                                                                     900       23,994
===================================================================================================
                                                                                             63,732
===================================================================================================

HEALTH CARE EQUIPMENT--2.59%

Waters Corp.(a)                                                                    800       33,032
===================================================================================================

HEALTH CARE FACILITIES--1.15%

HCA, Inc.                                                                          400       14,692
===================================================================================================

HEALTH CARE SERVICES--1.08%

IMS Health Inc.                                                                    650       13,767
===================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.99%

Starwood Hotels & Resorts Worldwide, Inc.                                          800       38,184
===================================================================================================

INDUSTRIAL CONGLOMERATES--4.64%

Tyco International Ltd. (Bermuda)                                                1,900       59,185
===================================================================================================

INVESTMENT BANKING & BROKERAGE--3.38%

Merrill Lynch & Co., Inc.                                                          800       43,152
===================================================================================================

LEISURE PRODUCTS--3.31%

Brunswick Corp.                                                                    900       42,228
===================================================================================================

MANAGED HEALTH CARE--3.15%

Anthem, Inc.(a)                                                                    500       40,200
===================================================================================================

OIL & GAS DRILLING--4.86%

Pride International, Inc.(a)                                                     1,450       26,796
---------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                                              1,000       35,250
===================================================================================================
                                                                                             62,046
===================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.84%

Weatherford International Ltd. (Bermuda)(a)                                        450       23,517
===================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--7.38%

Citigroup Inc.                                                                   1,100       48,807
---------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                             1,175       45,355
===================================================================================================
                                                                                             94,162
===================================================================================================

                                                                                             MARKET
                                                                                SHARES        VALUE
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS--8.37%

Pfizer Inc.                                                                      1,100   $   31,845
---------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                                                         687       50,402
---------------------------------------------------------------------------------------------------
Wyeth                                                                              620       24,583
===================================================================================================
                                                                                            106,830
===================================================================================================

PROPERTY & CASUALTY INSURANCE--2.53%

ACE Ltd. (Cayman Islands)                                                          850       32,351
===================================================================================================

SEMICONDUCTOR EQUIPMENT--1.62%

Novellus Systems, Inc.(a)                                                          800       20,728
===================================================================================================

SYSTEMS SOFTWARE--4.78%

Computer Associates International, Inc.                                          2,200       60,962
===================================================================================================

THRIFTS & MORTGAGE FINANCE--6.14%

Fannie Mae                                                                         775       54,366
---------------------------------------------------------------------------------------------------
Radian Group Inc.                                                                  500       23,965
===================================================================================================
                                                                                             78,331
===================================================================================================

Total Common Stocks (Cost $1,028,314)                                                     1,260,309
===================================================================================================

TOTAL INVESTMENTS--98.73%(Cost $1,028,314)                                                1,260,309
===================================================================================================
OTHER ASSETS LESS LIABILITIES--1.27%                                                         16,213
===================================================================================================
NET ASSETS--100.00%                                                                      $1,276,522
___________________________________________________________________________________________________
===================================================================================================


Notes to Schedule of Investments:




(a)  Non-income producing security.

(b) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at October 31, 2004 represented 4.00% of the Fund's Total Investments. See Note 1A.


See accompanying notes which are an integral part of the financial statements.

AIM SELECT BASIC VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004



ASSETS:

Investments, at market value (cost $1,028,314)                                                $1,260,309
--------------------------------------------------------------------------------------------------------
Cash                                                                                              18,783
--------------------------------------------------------------------------------------------------------
Receivables for:
   Dividends                                                                                       1,331
--------------------------------------------------------------------------------------------------------
   Amount due from advisor                                                                        16,241
--------------------------------------------------------------------------------------------------------
Other assets                                                                                         236
========================================================================================================
      Total assets                                                                             1,296,900
________________________________________________________________________________________________________
========================================================================================================
LIABILITIES:

Payables for investments purchased                                                                 4,678
--------------------------------------------------------------------------------------------------------
Accrued trustees' fees                                                                             2,467
--------------------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                                            7
--------------------------------------------------------------------------------------------------------
Accrued operating expenses                                                                        13,226
========================================================================================================
      Total liabilities                                                                           20,378
========================================================================================================
Net assets applicable to shares outstanding                                                   $1,276,522
========================================================================================================
NET ASSETS CONSIST OF:

   Shares of beneficial interest                                                                $982,776
--------------------------------------------------------------------------------------------------------
   Undistributed net realized gain from investment securities and foreign currencies              61,745
--------------------------------------------------------------------------------------------------------
   Unrealized appreciation of investment securities and foreign currencies                       232,001
========================================================================================================
                                                                                              $1,276,522
________________________________________________________________________________________________________
========================================================================================================
NET ASSETS:

Class A                                                                                         $510,606
________________________________________________________________________________________________________
========================================================================================================
Class B                                                                                         $382,958
________________________________________________________________________________________________________
========================================================================================================
Class C                                                                                         $382,958
________________________________________________________________________________________________________
========================================================================================================
SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                                                                           40,477
________________________________________________________________________________________________________
========================================================================================================
Class B                                                                                           30,357
________________________________________________________________________________________________________
========================================================================================================
Class C                                                                                           30,357
________________________________________________________________________________________________________
========================================================================================================
Class A :
   Net asset value per share                                                                      $12.61
--------------------------------------------------------------------------------------------------------
   Offering price per share:
      (Net asset value of $12.61 (divided by) 94.50%)                                             $13.34
________________________________________________________________________________________________________
========================================================================================================
Class B :
   Net asset value and offering price per share                                                   $12.62
________________________________________________________________________________________________________
========================================================================================================
Class C :
   Net asset value and offering price per share                                                   $12.62
________________________________________________________________________________________________________
========================================================================================================



See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED
OCTOBER 31, 2004



INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $156)                                          $    13,424
=======================================================================================================
EXPENSES:
Advisory fees                                                                                     9,586
-------------------------------------------------------------------------------------------------------
Administrative services fees                                                                     50,000
-------------------------------------------------------------------------------------------------------
Custodian fees                                                                                    1,835
-------------------------------------------------------------------------------------------------------
Distribution fees:
-------------------------------------------------------------------------------------------------------
 Class A                                                                                          1,790
-------------------------------------------------------------------------------------------------------
 Class B                                                                                          3,834
-------------------------------------------------------------------------------------------------------
 Class C                                                                                          3,834
-------------------------------------------------------------------------------------------------------
Transfer agent fees                                                                                 211
-------------------------------------------------------------------------------------------------------
Trustees' fees                                                                                   10,687
-------------------------------------------------------------------------------------------------------
Professional fees                                                                                25,771
-------------------------------------------------------------------------------------------------------
Market timing and litigation fees                                                                17,399
-------------------------------------------------------------------------------------------------------
Other                                                                                             7,345
=======================================================================================================
      Total expenses                                                                            132,292
=======================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangements                         (109,930)
=======================================================================================================
      Net expenses                                                                               22,362
=======================================================================================================
Net investment income (loss)                                                                     (8,938)
=======================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) from:
   Investment securities                                                                         89,848
-------------------------------------------------------------------------------------------------------
   Foreign currencies                                                                                (2)
=======================================================================================================
                                                                                                 89,846
=======================================================================================================
Change in net unrealized appreciation of:
   Investment securities                                                                         16,783
-------------------------------------------------------------------------------------------------------
   Foreign currencies                                                                                 6
=======================================================================================================
                                                                                                 16,789
=======================================================================================================
Net gain from investment securities and foreign currencies                                      106,635
=======================================================================================================
Net increase in net assets resulting from operations                                        $    97,697
_______________________________________________________________________________________________________
=======================================================================================================


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003



                                                                                                   2004              2003
                                                                                                ----------        ----------
OPERATIONS:
   Net investment income (loss)                                                                 $   (8,938)       $   (7,616)
-----------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from investment securities and foreign currencies                       89,846            (7,698)
-----------------------------------------------------------------------------------------------------------------------------
   Change in net unrealized appreciation of investment securities and foreign currencies            16,789           281,016
=============================================================================================================================
      Net increase in net assets resulting from operations                                          97,697           265,702
=============================================================================================================================
Distributions to shareholders from net investment income:
   Class A                                                                                              --            (4,400)
-----------------------------------------------------------------------------------------------------------------------------
   Class B                                                                                              --            (3,300)
-----------------------------------------------------------------------------------------------------------------------------
   Class C                                                                                              --            (3,300)
=============================================================================================================================
   Decrease in net assets resulting from distributions                                                  --           (11,000)
=============================================================================================================================
Share transactions-net:
   Class A                                                                                              --             4,400
-----------------------------------------------------------------------------------------------------------------------------
   Class B                                                                                              --             3,300
-----------------------------------------------------------------------------------------------------------------------------
   Class C                                                                                              --             3,300
=============================================================================================================================
      Net increase in net assets resulting from share transactions                                      --            11,000
=============================================================================================================================
      Net increase in net assets                                                                    97,697           265,702
=============================================================================================================================
NET ASSETS:
   Beginning of year                                                                             1,178,825           913,123
=============================================================================================================================
   End of year (including undistributed net investment income
   (loss) of $0 and $(3,792), respectively)                                                     $1,276,522        $1,178,825
_____________________________________________________________________________________________________________________________
=============================================================================================================================



See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Basic Value Fund, formerly Basic Value II Fund, (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is currently not open to investors.

         The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

         Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

      Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

      The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the next $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.75% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $9,586 and reimbursed expenses of $72,639.

   For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $18,019 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $50,000 for such services.

         The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $211. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

         The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. Waivers may be modified or discontinued at any time. AIM Distributors waived all plan fees of $1,790, $3,834, and $3,834 for the Class A, Class B and Class C shares, respectively.

         Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $16 and credits in custodian fees of $212 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $228.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

         Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

         Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

         During the year ended October 31, 2004, the Fund paid legal fees of $4,268 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

         The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

         During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

         Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                   2004          2003
------------------------------------------------------------------------
Distributions paid from ordinary income         $     --      $   11,000
========================================================================

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets a tax basis were as follows:

                                                      2004
-------------------------------------------------------------
Undistributed long-term gain                      $    61,745
-------------------------------------------------------------
Unrealized appreciation - investments                 232,001
-------------------------------------------------------------
Shares of beneficial interest                         982,776
=============================================================
Total net assets                                  $ 1,276,522
_____________________________________________________________
=============================================================

         The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $6.

         Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

         The Fund utilized $28,102 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes.

         The Fund had no capital loss carryforward as of October 31, 2004.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $235,807 and $260,695, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities            $ 277,994
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (45,999)
===============================================================================
Net unrealized appreciation of investment securities                  $ 231,995
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of nondeductible excise tax paid and net operating losses, on October 31, 2004, undistributed net investment income was increased by $12,730, undistributed net realized gain
(loss) was increased by $1 and shares of beneficial interest decreased by $12,731. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of three different classes of shares that are not available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(a)
-----------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                           ----------------------------------------------------------------------
                                                        2004                                   2003
                                           ---------------------------------   ----------------------------------
                                               SHARES             AMOUNT             SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                            --          $      --                476          $    4,400
-----------------------------------------------------------------------------------------------------------------
  Class B                                            --                 --                356               3,300
-----------------------------------------------------------------------------------------------------------------
  Class C                                            --                 --                356               3,300
=================================================================================================================
                                                     --          $      --              1,188          $   11,000
_________________________________________________________________________________________________________________
=================================================================================================================
(a) Currently, the Fund is not open to investors.  All shares are owned by AIM.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                             CLASS A
                                                                         -----------------------------------------------
                                                                                                         AUGUST 30, 2002
                                                                                                        (DATE OPERATIONS
                                                                            YEAR ENDED OCTOBER 31,        COMMENCED) TO
                                                                          --------------------------        OCTOBER 31
                                                                            2004               2003            2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 11.65            $  9.13         $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                            (0.09)             (0.07)          (0.01)
------------------------------------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized and unrealized)          1.05               2.70           (0.86)
========================================================================================================================
     Total from investment operations                                        0.96               2.63           (0.87)
========================================================================================================================
Less dividends from net investment income                                      --              (0.11)             --
========================================================================================================================
Net asset value, end of period                                            $ 12.61            $ 11.65         $  9.13
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                              8.24%             29.12%          (8.70)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                  $   511            $   472         $   365
========================================================================================================================
Ratio of expenses to average net assets:
    With fee waivers and/or expense reimbursements                           1.77%(b)           1.83%           1.75%(c)
------------------------------------------------------------------------------------------------------------------------
    Without fee waivers and/or expense reimbursements                        9.96%(b)          10.27%          23.74%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income (loss) to average net assets                 (0.70)%(b)         (0.75)%         (0.49)%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(d)                                                     19%                20%              4%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are based on average daily net assets of $511,233.

(c) Annualized.

(d) Not annualized for periods less than one year.


                                                                                            CLASS B
                                                                          ----------------------------------------------
                                                                                                         AUGUST 30, 2002
                                                                                                        (DATE OPERATIONS
                                                                            YEAR ENDED OCTOBER 31,        COMMENCED) TO
                                                                          --------------------------        OCTOBER 31
                                                                            2004               2003            2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 11.65            $  9.13         $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                            (0.09)             (0.07)          (0.01)
------------------------------------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized and unrealized)          1.06               2.70           (0.86)
========================================================================================================================
     Total from investment operations                                        0.97               2.63           (0.87)
========================================================================================================================
Less dividends from net investment income                                      --              (0.11)             --
========================================================================================================================
Net asset value, end of period                                            $ 12.62            $ 11.65         $  9.13
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                              8.33%             29.12%          (8.70)%
Ratios/supplemental data:
________________________________________________________________________________________________________________________
========================================================================================================================
Net assets, end of period (000s omitted)                                  $   383            $   354         $   274
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
    With fee waivers and/or expense reimbursements                           1.77%(b)           1.83%           1.75%(c)
------------------------------------------------------------------------------------------------------------------------
    Without fee waivers and/or expense reimbursements                       10.61%(b)          10.92%          24.39%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income (loss) to average net assets                 (0.70)%(b)         (0.75)%         (0.49)%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(d)                                                     19%                20%              4%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are based on average daily net assets of $383,430.

(c) Annualized.

(d) Not annualized for periods less than one year.


                                                                                          CLASS C
                                                                          ----------------------------------------------
                                                                                                         AUGUST 30, 2002
                                                                                                        (DATE OPERATIONS
                                                                            YEAR ENDED OCTOBER 31,        COMMENCED) TO
                                                                          --------------------------        OCTOBER 31
                                                                            2004               2003            2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 11.65            $  9.13         $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                            (0.09)             (0.07)          (0.01)
------------------------------------------------------------------------------------------------------------------------
    Net gains (losses) on securities (both realized and unrealized)          1.06               2.70           (0.86)
========================================================================================================================
     Total from investment operations                                        0.97               2.63           (0.87)
========================================================================================================================
Less dividends from net investment income                                      --              (0.11)             --
========================================================================================================================
Net asset value, end of period                                            $ 12.62            $ 11.65         $  9.13
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(a)                                                              8.33%             29.12%          (8.70)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                  $   383            $   354         $   274
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
    With fee waivers and/or expense reimbursements                           1.77%(b)           1.83%           1.75%(c)
------------------------------------------------------------------------------------------------------------------------
    Without fee waivers and/or expense reimbursements                       10.61%(b)          10.92%          24.39%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income (loss) to average net assets                 (0.70)%(b)         (0.75)%         (0.49)%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(d)                                                     19%                20%              4%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b) Ratios are based on average daily net assets of $383,430.

(c) Annualized.

(d) Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM

Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM U.S. Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM U.S. Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM U.S. Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the statements of changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

SCHEDULE OF INVESTMENTS
October 31, 2004


                                                                      MARKET
                                                 SHARES               VALUE
------------------------------------------------------------------------------
COMMON STOCKS--99.64%
ADVERTISING--1.39%
Omnicom Group Inc.                                  200            $    15,780
==============================================================================

AIR FREIGHT & LOGISTICS--1.28%
FedEx Corp.                                         160                 14,579
==============================================================================

AIRLINES--1.51%
Southwest Airlines Co.                            1,090                 17,189
==============================================================================

COMMUNICATIONS EQUIPMENT--2.94%
Cisco Systems, Inc.(a)                            1,743                 33,483
==============================================================================

COMPUTER HARDWARE--0.68%
Dell Inc.(a)                                        220                  7,713
==============================================================================

CONSUMER FINANCE--2.41%
Capital One Financial Corp.                         100                  7,376
------------------------------------------------------------------------------
MBNA Corp.                                          780                 19,991
==============================================================================
                                                                        27,367
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.62%
Affiliated Computer Services, Inc.-Class A(a)       420                 22,911
------------------------------------------------------------------------------
Paychex, Inc.                                       210                  6,887
==============================================================================
                                                                        29,798
==============================================================================

DEPARTMENT STORES--3.00%
Kohl's Corp.(a)                                     671                 34,060
==============================================================================

DIVERSIFIED BANKS--1.10%
Wells Fargo & Co.                                   210                 12,541
==============================================================================

DIVERSIFIED CHEMICALS--0.90%
E. I. du Pont de Nemours & Co.                      240                 10,289
==============================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.00%
Career Education Corp.(a)                           250                  7,842
------------------------------------------------------------------------------
Cintas Corp.                                        280                 12,079
------------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                        990                 14,216
==============================================================================
                                                                        34,137
==============================================================================

DRUG RETAIL--1.96%
Walgreen Co.                                        620                 22,252
==============================================================================

ELECTRIC UTILITIES--1.58%
FPL Group, Inc.                                     260                 17,914
==============================================================================

EMPLOYMENT SERVICES--0.93%
Robert Half International Inc.                      400                 10,612
==============================================================================

                                                                      MARKET
                                                 SHARES               VALUE
-----------------------------------------------------------------------------
FOOD DISTRIBUTORS--0.45%
Sysco Corp.                                        160             $    5,163
=============================================================================

GENERAL MERCHANDISE STORES--0.94%
Dollar Tree Stores, Inc.(a)                        370                 10,693
=============================================================================

HEALTH CARE DISTRIBUTORS--2.78%
Cardinal Health, Inc.                              675                 31,556
=============================================================================

HEALTH CARE EQUIPMENT--1.12%
Medtronic, Inc.                                    250                 12,778
=============================================================================

HEALTH CARE SERVICES--1.46%
Express Scripts, Inc. (a)                          260                 16,640
=============================================================================

HOME IMPROVEMENT RETAIL--0.99%
Lowe's Cos., Inc.                                  200                 11,256
=============================================================================

HOUSEHOLD PRODUCTS--0.99%
Procter & Gamble Co. (The)                         220                 11,260
=============================================================================

HYPERMARKETS & SUPER CENTERS--2.23%
Wal-Mart Stores, Inc.                              470                 25,342
=============================================================================

INDUSTRIAL CONGLOMERATES--3.93%
General Electric Co.                             1,310                 44,697
=============================================================================

INDUSTRIAL MACHINERY--1.75%
Danaher Corp.                                      160                  8,821
-----------------------------------------------------------------------------
Illinois Tool Works Inc.                           120                 11,074
=============================================================================
                                                                       19,895
=============================================================================

INTEGRATED OIL & GAS--4.29%
ChevronTexaco Corp.                                130                  6,898
-----------------------------------------------------------------------------
Exxon Mobil Corp.                                  850                 41,837
=============================================================================
                                                                       48,735
=============================================================================

INTEGRATED TELECOMMUNICATION SERVICES--3.40%
SBC Communications Inc.                          1,020                 25,765
-----------------------------------------------------------------------------
Verizon Communications Inc.                        330                 12,903
=============================================================================
                                                                       38,668
=============================================================================

INVESTMENT BANKING & BROKERAGE--3.29%
Merrill Lynch & Co., Inc.                          220                 11,867
-----------------------------------------------------------------------------
Morgan Stanley                                     500                 25,545
=============================================================================
                                                                       37,412
=============================================================================

LIFE & HEALTH INSURANCE--0.32%
AFLAC Inc.                                         100                  3,588
=============================================================================

MANAGED HEALTH CARE--0.64%
UnitedHealth Group Inc.                            100                  7,240
=============================================================================

                                                                     MARKET
                                                 SHARES              VALUE
-----------------------------------------------------------------------------
MOTORCYCLE MANUFACTURERS--0.71%
Harley-Davidson, Inc.                              140             $    8,060
=============================================================================

MOVIES & ENTERTAINMENT--1.22%
Viacom Inc.-Class B                                172                  6,276
-----------------------------------------------------------------------------
Walt Disney Co. (The)                              300                  7,566
=============================================================================
                                                                       13,842
=============================================================================

MULTI-LINE INSURANCE--2.56%
American International Group, Inc.                 480                 29,141
=============================================================================

OIL & GAS EQUIPMENT & SERVICES--0.55%
Weatherford International Ltd. (Bermuda)(a)        120                  6,271
=============================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.34%
Apache Corp.                                       300                 15,210
=============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--5.31%
Citigroup Inc.                                     960                 42,595
-----------------------------------------------------------------------------
JPMorgan Chase & Co.                               460                 17,756
=============================================================================
                                                                       60,351
=============================================================================

PERSONAL PRODUCTS--1.17%
Gillette Co. (The)                                 320                 13,274
=============================================================================

PHARMACEUTICALS--7.97%
Johnson & Johnson                                  600                 35,028
-----------------------------------------------------------------------------
Merck & Co. Inc.                                   510                15,968
-----------------------------------------------------------------------------
Pfizer Inc.                                      1,370                 39,662
=============================================================================
                                                                       90,658
=============================================================================

PROPERTY & CASUALTY INSURANCE--0.99%
Berkshire Hathaway Inc.-Class B(a)                   4                 11,216
=============================================================================

REGIONAL BANKS--1.12%
Synovus Financial Corp.                            470                 12,779
=============================================================================

SEMICONDUCTOR EQUIPMENT--1.30%
Novellus Systems, Inc.(a)                          570                 14,769
=============================================================================

SEMICONDUCTORS--6.34%
Analog Devices, Inc.                               150                  6,039
-----------------------------------------------------------------------------
Intel Corp.                                      1,430                 31,832
-----------------------------------------------------------------------------
Microchip Technology Inc.                          610                 18,453
-----------------------------------------------------------------------------
Texas Instruments Inc.                             220                  5,379
-----------------------------------------------------------------------------
Xilinx, Inc.                                       340                 10,404
=============================================================================
                                                                       72,107
=============================================================================

SOFT DRINKS--2.43%
Coca-Cola Co. (The)                                680                 27,649
=============================================================================

SPECIALTY STORES--4.34%
Bed Bath & Beyond Inc.(a)                        1,115                 45,481
-----------------------------------------------------------------------------
Staples, Inc.                                      130                  3,866
=============================================================================
                                                                       49,347
=============================================================================

                                                                      MARKET
                                                 SHARES               VALUE
------------------------------------------------------------------------------
SYSTEMS SOFTWARE--4.65%
Microsoft Corp.                                    580             $    16,234
------------------------------------------------------------------------------
Oracle Corp.(a)                                  1,500                  18,990
------------------------------------------------------------------------------
VERITAS Software Corp.(a)                          805                  17,613
==============================================================================
                                                                        52,837
==============================================================================

THRIFTS & MORTGAGE FINANCE--3.23%
Fannie Mae                                         440                  30,866
------------------------------------------------------------------------------
Washington Mutual, Inc.                            150                   5,807
==============================================================================
                                                                        36,673
==============================================================================

TRADING COMPANIES & DISTRIBUTORS--0.53%
Fastenal Co.                                       110                   6,075
==============================================================================

Total Common Stocks (Cost $1,070,604)                                1,132,896
==============================================================================

TOTAL INVESTMENTS--99.64%  (Cost $1,070,604)                         1,132,896
==============================================================================
OTHER ASSETS LESS LIABILITIES--0.36%                                     4,096
==============================================================================
NET ASSETS--100.00%                                                $ 1,136,992
==============================================================================


Notes to Schedule of Investments:

(a) Non-income producing security.



See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS & LIABILITIES

OCTOBER 31, 2004


ASSETS:
Investments, at market value (cost $1,070,604)                        $1,132,896
--------------------------------------------------------------------------------
Cash                                                                      10,029
--------------------------------------------------------------------------------
Receivables for:
     Investments sold                                                     33,281
--------------------------------------------------------------------------------
     Dividends                                                             1,638
--------------------------------------------------------------------------------
     Amount due from advisor                                              21,245
--------------------------------------------------------------------------------
Other assets                                                                 126
================================================================================
       Total assets                                                    1,199,215
================================================================================

LIABILITIES:
Payables for investments purchased                                        39,236
--------------------------------------------------------------------------------
Accrued trustees' fees                                                     2,480
--------------------------------------------------------------------------------
Accrued transfer agent fees                                                   11
--------------------------------------------------------------------------------
Accrued operating expenses                                                20,496
================================================================================
       Total liabilities                                                  62,223
================================================================================
Net assets applicable to shares outstanding                           $1,136,992
================================================================================

NET ASSETS CONSIST OF:
     Shares of beneficial interest                                    $1,023,064
--------------------------------------------------------------------------------
     Undistributed net realized gain from investment securities           51,636
--------------------------------------------------------------------------------
     Unrealized appreciation of investment securities                     62,292
================================================================================
                                                                      $1,136,992
________________________________________________________________________________
================================================================================

NET ASSETS:
Class A                                                                 $454,794
________________________________________________________________________________
================================================================================
Class B                                                                 $341,099
________________________________________________________________________________
================================================================================
Class C                                                                 $341,099
________________________________________________________________________________
================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
     AUTHORIZED:
Class A                                                                   41,241
________________________________________________________________________________
================================================================================
Class B                                                                   30,930
________________________________________________________________________________
================================================================================
Class C                                                                   30,930
________________________________________________________________________________
================================================================================
Class A :
     Net asset value per share                                            $11.03
--------------------------------------------------------------------------------
     Offering price per share:
      (Net asset value of $11.03 (divided by) 94.50%)                     $11.67
________________________________________________________________________________
================================================================================
Class B :
     Net asset value and offering price per share                         $11.03
________________________________________________________________________________
================================================================================
Class C :
     Net asset value and offering price per share                         $11.03
________________________________________________________________________________
================================================================================


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2004


INVESTMENT INCOME:
Dividends                                                                $16,207
================================================================================

EXPENSES:
Advisory fees                                                              8,625
--------------------------------------------------------------------------------
Administrative services fees                                              50,000
--------------------------------------------------------------------------------
Custodian fees                                                             2,505
--------------------------------------------------------------------------------
Distribution fees:
     Class A                                                               1,610
--------------------------------------------------------------------------------
     Class B                                                               3,450
--------------------------------------------------------------------------------
     Class C                                                               3,450
--------------------------------------------------------------------------------
Transfer agent fees                                                           99
--------------------------------------------------------------------------------
Trustees' fees and retirement benefits                                    10,691
--------------------------------------------------------------------------------
Market timing and litigation expenses                                     17,373
--------------------------------------------------------------------------------
Professional fees                                                         31,929
--------------------------------------------------------------------------------
Other                                                                      3,752
================================================================================
       Total expenses                                                    133,484
================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangements  (113,364)
================================================================================
       Net expenses                                                       20,120
================================================================================
Net investment income (loss)                                              (3,913)
================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:
Net realized gain from investment securities                              59,537
--------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investment
  securities                                                             (21,137)
--------------------------------------------------------------------------------
Net gain from investment securities                                      38,400
================================================================================
Net increase in net assets resulting from operations                     $34,487
________________________________________________________________________________
================================================================================



See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 2004 AND 2003

                                                                    2004             2003
                                                                 -----------      -----------
OPERATIONS:
     Net investment income (loss)                                    $(3,913)        $(2,460)
---------------------------------------------------------------------------------------------
     Net realized gain from investment securities                     59,537          33,177
---------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) of
       investment securities                                         (21,137)         95,453
=============================================================================================
       Net increase in net assets resulting from operations           34,487         126,170
=============================================================================================
Distributions to shareholders from net investment income:
     Class A                                                          (1,511)         (2,800)
---------------------------------------------------------------------------------------------
     Class B                                                          (1,134)         (2,100)
---------------------------------------------------------------------------------------------
     Class C                                                          (1,133)         (2,100)
=============================================================================================
     Total distributions from net investment income                   (3,778)         (7,000)
=============================================================================================
Distributions to shareholders from net realized gains:
     Class A                                                          (8,825)             --
---------------------------------------------------------------------------------------------
     Class B                                                          (6,618)             --
---------------------------------------------------------------------------------------------
     Class C                                                          (6,619)             --
=============================================================================================
     Total distributions from net realized gains                     (22,062)             --
=============================================================================================
     Decrease in net assets resulting from distributions             (25,840)         (7,000)
=============================================================================================
Share transactions-net:
     Class A                                                          10,336           2,800
---------------------------------------------------------------------------------------------
     Class B                                                           7,752           2,100
---------------------------------------------------------------------------------------------
     Class C                                                           7,752           2,100
=============================================================================================
       Net increase in net assets resulting from share transactions   25,840           7,000
=============================================================================================
       Net increase in net assets                                     34,487         126,170
=============================================================================================
NET ASSETS:
     Beginning of year                                             1,102,505         976,335
=============================================================================================
     End of year (including undistributed net investment
     income (loss) of $(0) and $(18), respectively)               $1,136,992     $ 1,102,505
_____________________________________________________________________________________________
=============================================================================================


See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM U.S. Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is currently not open to investors.

    The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets.

     Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the next $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.75% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $8,625 and reimbursed expenses of $78,044.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $17,992 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the year ended October 31, 2004, the Fund paid AISI $99. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. Waivers may be modified or discontinued at any time. For the year ended October 31, 2004 AIM Distributors waived all plan fees of $1,610, $3,450 and $3,450 for the Class A, Class B and Class C shares, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $15 and credits in custodian fees of $178 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $193.


NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $4,268 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                             2004         2003
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                             $ 3,778      $ 7,000
Long-term capital gain                                       22,062           --
--------------------------------------------------------------------------------
Total distributions                                         $25,840      $ 7,000
================================================================================

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                        2004
--------------------------------------------------------------------------------
Undistributed ordinary income                                         $    3,425
Undistributed long-term gain                                              48,211
Unrealized appreciation - investments                                     62,292
Shares of beneficial interest                                          1,023,064
--------------------------------------------------------------------------------
Total net assets                                                      $1,136,992
================================================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $653,793 and $620,648, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 107,396
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (45,104)
================================================================================
Net unrealized appreciation of investment securities                $  62,292
________________________________________________________________________________
================================================================================
Investments have the same cost for tax and financial reporting purposes.


NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income was increased by $7,709, undistributed net realized gain was decreased by $7,709. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of three different classes of shares that are not available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                          CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------
                                                     YEAR ENDED OCTOBER 31,
                                          ----------------------------------------
                                                 2004                 2003
                                          ------------------     -----------------
                                          SHARES      AMOUNT     SHARES     AMOUNT
----------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A(a)                                 946     $10,336        294     $2,800
----------------------------------------------------------------------------------
  Class B(a)                                 708       7,752        221      2,100
----------------------------------------------------------------------------------
  Class C(a)                                 708       7,752        221      2,100
==================================================================================
                                           2,362     $25,840        736     $7,000
__________________________________________________________________________________
==================================================================================

(a) Currently, the Fund is not open to investors. All shares are owned by AIM.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                                      ---------------------------------------------
                                                                                                   AUGUST 30, 2002
                                                                                                   (DATE OPERATIONS
                                                                        YEAR ENDED OCTOBER 31,      COMMENCED) TO
                                                                      ------------------------        OCTOBER 31,
                                                                       2004              2003             2002
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 10.94          $  9.76         $ 10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.04)           (0.02)          (0.00)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        0.39             1.27           (0.24)
===================================================================================================================
      Total from investment operations                                   0.35             1.25           (0.24)
===================================================================================================================
Less distributions:
  Dividends from net investment income                                  (0.04)           (0.07)             --
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 (0.22)              --              --
-------------------------------------------------------------------------------------------------------------------
      Total distributions                                               (0.26)           (0.07)             --
===================================================================================================================
Net asset value, end of period                                        $ 11.03          $ 10.94         $  9.76
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                          3.19%           12.92%          (2.40)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   455          $   441         $   391
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         1.77%(b)         1.84%           1.76%(c)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     11.22%(b)        11.21%          22.45%(c)
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of net investment income (loss) to average net assets             (0.34)%(b)       (0.25)%         (0.22)%(c)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(d)                                                 55%              39%              1%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset and return for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b)  Ratios are based on average daily net assets of $460,014.

(c)  Annualized.

(d)  Not annualized for periods less than one year.

                                                                                          CLASS B
                                                                      ---------------------------------------------
                                                                                                   AUGUST 30, 2002
                                                                                                   (DATE OPERATIONS
                                                                        YEAR ENDED OCTOBER 31,      COMMENCED) TO
                                                                      ------------------------        OCTOBER 31,
                                                                       2004              2003             2002
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 10.94          $  9.76         $ 10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.04)           (0.02)          (0.00)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        0.39             1.27           (0.24)
===================================================================================================================
      Total from investment operations                                   0.35             1.25           (0.24)
===================================================================================================================
Less distributions:
  Dividends from net investment income                                  (0.04)           (0.07)             --
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 (0.22)              --              --
-------------------------------------------------------------------------------------------------------------------
      Total distributions                                               (0.26)           (0.07)             --
===================================================================================================================
Net asset value, end of period                                        $ 11.03          $ 10.94         $  9.76
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                          3.19%           12.92%          (2.40)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   341          $   331         $   293
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         1.77%(b)         1.84%           1.76%(c)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     11.87%(b)        11.86%          23.10%(c)
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of net investment income (loss) to average net assets             (0.34)%(b)       (0.25)%         (0.22)%(c)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(d)                                                 55%              39%              1%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset and return for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b)  Ratios are based on average daily net assets of $345,014.

(c)  Annualized.

(d)  Not annualized for periods less than one year.

                                                                                          CLASS C
                                                                      ---------------------------------------------
                                                                                                   AUGUST 30, 2002
                                                                                                   (DATE OPERATIONS
                                                                        YEAR ENDED OCTOBER 31,      COMMENCED) TO
                                                                      ------------------------        OCTOBER 31,
                                                                       2004              2003             2002
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                  $ 10.94          $  9.76         $ 10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.04)           (0.02)          (0.00)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)        0.39             1.27           (0.24)
===================================================================================================================
      Total from investment operations                                   0.35             1.25           (0.24)
===================================================================================================================
Less distributions:
  Dividends from net investment income                                  (0.04)           (0.07)             --
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 (0.22)              --              --
-------------------------------------------------------------------------------------------------------------------
      Total distributions                                               (0.26)           (0.07)             --
===================================================================================================================
Net asset value, end of period                                        $ 11.03          $ 10.94         $  9.76
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                          3.19%           12.92%          (2.40)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   341          $   331         $   293
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         1.77%(b)         1.84%           1.76%(c)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     11.87%(b)        11.86%          23.10%(c)
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of net investment income (loss) to average net assets             (0.34)%(b)       (0.25)%         (0.22)%(c)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(d)                                                 55%              39%              1%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset and return for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(b)  Ratios are based on average daily net assets of $345,014.

(c)  Annualized.

(d)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements.

Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Weingarten Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.24%

AEROSPACE & DEFENSE-2.24%

Boeing Co. (The)                                  350,000   $   17,465,000
--------------------------------------------------------------------------
General Dynamics Corp.                            150,000       15,318,000
--------------------------------------------------------------------------
Honeywell International Inc.                      600,000       20,208,000
==========================================================================
                                                                52,991,000
==========================================================================

AIR FREIGHT & LOGISTICS-0.58%

FedEx Corp.                                       150,000       13,668,000
==========================================================================

APPAREL RETAIL-1.65%

Chico's FAS, Inc.(a)(b)                           400,000       16,012,000
--------------------------------------------------------------------------
Gap, Inc. (The)                                 1,150,000       22,977,000
==========================================================================
                                                                38,989,000
==========================================================================

APPLICATION SOFTWARE-1.76%

Amdocs Ltd. (United Kingdom)(a)                 1,200,000       30,180,000
--------------------------------------------------------------------------
Intuit Inc.(a)                                    250,000       11,340,000
==========================================================================
                                                                41,520,000
==========================================================================

BIOTECHNOLOGY-3.13%

Biogen Idec Inc.(a)                               400,000       23,264,000
--------------------------------------------------------------------------
Genentech, Inc.(a)                                600,000       27,318,000
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          675,000       23,375,250
==========================================================================
                                                                73,957,250
==========================================================================

BROADCASTING & CABLE TV-0.79%

Univision Communications Inc.-Class A(a)          600,000       18,576,000
==========================================================================

COMMUNICATIONS EQUIPMENT-6.69%

Avaya Inc.(a)                                     475,000        6,840,000
--------------------------------------------------------------------------
Cisco Systems, Inc.(a)                          2,500,000       48,025,000
--------------------------------------------------------------------------
Motorola, Inc.                                  2,000,000       34,520,000
--------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                         1,500,000       23,130,000
--------------------------------------------------------------------------
QUALCOMM Inc.                                     400,000       16,724,000
--------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)               325,000       28,665,000
==========================================================================
                                                               157,904,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.75%

Best Buy Co., Inc.                                300,000       17,766,000
==========================================================================

COMPUTER HARDWARE-4.47%

Apple Computer, Inc.(a)                           675,000       35,457,750
--------------------------------------------------------------------------
Dell Inc.(a)                                    1,500,000       52,590,000
--------------------------------------------------------------------------
PalmOne, Inc.(a)(c)                               600,000       17,382,000
==========================================================================
                                                               105,429,750
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


COMPUTER STORAGE & PERIPHERALS-1.06%

Lexmark International, Inc.-Class A(a)            300,000   $   24,933,000
==========================================================================

CONSUMER FINANCE-2.27%

American Express Co.                              550,000       29,188,500
--------------------------------------------------------------------------
MBNA Corp.                                        950,000       24,348,500
==========================================================================
                                                                53,537,000
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.66%

Alliance Data Systems Corp.(a)                     62,100        2,625,588
--------------------------------------------------------------------------
Automatic Data Processing, Inc.                   300,000       13,017,000
==========================================================================
                                                                15,642,588
==========================================================================

DEPARTMENT STORES-3.83%

J.C. Penney Co., Inc.                             650,000       22,483,500
--------------------------------------------------------------------------
Kohl's Corp.(a)                                 1,000,000       50,760,000
--------------------------------------------------------------------------
Nordstrom, Inc.                                   400,000       17,272,000
==========================================================================
                                                                90,515,500
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.67%

Apollo Group, Inc.-Class A(a)                     175,000       11,550,000
--------------------------------------------------------------------------
Cendant Corp.                                   2,500,000       51,475,000
==========================================================================
                                                                63,025,000
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.41%

Rockwell Automation, Inc.                         800,000       33,352,000
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.70%

Agilent Technologies, Inc.(a)                   1,600,000       40,096,000
==========================================================================

FOOTWEAR-1.03%

NIKE, Inc.-Class B                                300,000       24,393,000
==========================================================================

GENERAL MERCHANDISE STORES-2.01%

Target Corp.                                      950,000       47,519,000
==========================================================================

HEALTH CARE EQUIPMENT-1.51%

Bard (C.R.), Inc.                                 300,000       17,040,000
--------------------------------------------------------------------------
Waters Corp.(a)                                   450,000       18,580,500
==========================================================================
                                                                35,620,500
==========================================================================

HEALTH CARE SERVICES-1.37%

Caremark Rx, Inc.(a)                              550,000       16,483,500
--------------------------------------------------------------------------
IMS Health Inc.                                   750,000       15,885,000
==========================================================================
                                                                32,368,500
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HEALTH CARE SUPPLIES-1.06%

Alcon, Inc. (Switzerland)                         350,000   $   24,920,000
==========================================================================

HOME IMPROVEMENT RETAIL-0.87%

Home Depot, Inc. (The)                            500,000       20,540,000
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.01%

Starwood Hotels & Resorts Worldwide, Inc.         500,000       23,865,000
==========================================================================

HOUSEHOLD PRODUCTS-1.73%

Procter & Gamble Co. (The)                        800,000       40,944,000
==========================================================================

HOUSEWARES & SPECIALTIES-1.08%

Fortune Brands, Inc.                              350,000       25,487,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-1.22%

Costco Wholesale Corp.                            600,000       28,764,000
==========================================================================

INDUSTRIAL CONGLOMERATES-4.45%

3M Co.                                            150,000       11,635,500
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               3,000,000       93,450,000
==========================================================================
                                                               105,085,500
==========================================================================

INDUSTRIAL MACHINERY-2.81%

Danaher Corp.                                     600,000       33,078,000
--------------------------------------------------------------------------
Eaton Corp.                                       200,000       12,790,000
--------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)              300,000       20,532,000
==========================================================================
                                                                66,400,000
==========================================================================

INTEGRATED OIL & GAS-1.33%

BP PLC-ADR (United Kingdom)                       175,000       10,193,750
--------------------------------------------------------------------------
ChevronTexaco Corp.                               200,000       10,612,000
--------------------------------------------------------------------------
ConocoPhillips                                    125,000       10,538,750
==========================================================================
                                                                31,344,500
==========================================================================

INTERNET RETAIL-1.88%

Amazon.com, Inc.(a)                               300,000       10,239,000
--------------------------------------------------------------------------
eBay Inc.(a)                                      350,000       34,163,500
==========================================================================
                                                                44,402,500
==========================================================================

INTERNET SOFTWARE & SERVICES-3.49%

Google Inc.-Class A(a)(c)                         100,000       19,070,500
--------------------------------------------------------------------------
Yahoo! Inc.(a)                                  1,750,000       63,332,500
==========================================================================
                                                                82,403,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.85%

Goldman Sachs Group, Inc. (The)                   400,000       39,352,000
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     300,000       24,645,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         500,000       26,970,000
==========================================================================
                                                                90,967,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


MANAGED HEALTH CARE-3.90%

Aetna Inc.                                        600,000   $   57,000,000
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           485,000       35,114,000
==========================================================================
                                                                92,114,000
==========================================================================

MOTORCYCLE MANUFACTURERS-0.73%

Harley-Davidson, Inc.                             300,000       17,271,000
==========================================================================

MOVIES & ENTERTAINMENT-0.86%

Walt Disney Co. (The)                             800,000       20,176,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.65%

Varco International, Inc.(a)                      550,000       15,224,000
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.67%

Citigroup Inc.                                    550,000       24,403,500
--------------------------------------------------------------------------
JPMorgan Chase & Co.                            1,000,000       38,600,000
==========================================================================
                                                                63,003,500
==========================================================================

PERSONAL PRODUCTS-3.62%

Avon Products, Inc.                               450,000       17,797,500
--------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              900,000       38,655,000
--------------------------------------------------------------------------
Gillette Co. (The)                                700,000       29,036,000
==========================================================================
                                                                85,488,500
==========================================================================

PHARMACEUTICALS-6.35%

Johnson & Johnson                                 800,000       46,704,000
--------------------------------------------------------------------------
Lilly (Eli) & Co.                                 250,000       13,727,500
--------------------------------------------------------------------------
Pfizer Inc.                                     1,200,000       34,740,000
--------------------------------------------------------------------------
Sepracor Inc.(a)(c)                               500,000       22,965,000
--------------------------------------------------------------------------
Wyeth                                             800,000       31,720,000
==========================================================================
                                                               149,856,500
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.61%

Allstate Corp. (The)                              300,000       14,427,000
==========================================================================

RESTAURANTS-2.34%

McDonald's Corp.                                1,000,000       29,150,000
--------------------------------------------------------------------------
Yum! Brands, Inc.                                 600,000       26,100,000
==========================================================================
                                                                55,250,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.65%

Novellus Systems, Inc.(a)                       1,500,000       38,865,000
==========================================================================

SEMICONDUCTORS-2.69%

Analog Devices, Inc.                              900,000       36,234,000
--------------------------------------------------------------------------
Microchip Technology Inc.                         900,000       27,225,000
==========================================================================
                                                                63,459,000
==========================================================================

SOFT DRINKS-0.84%

PepsiCo, Inc.                                     400,000       19,832,000
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

SPECIALTY CHEMICALS-0.57%

Ecolab Inc.                                       400,000   $   13,540,000
==========================================================================

SYSTEMS SOFTWARE-3.81%

Microsoft Corp.                                   850,000       23,791,500
--------------------------------------------------------------------------
Oracle Corp.(a)                                 1,600,000       20,256,000
--------------------------------------------------------------------------
Symantec Corp.(a)                                 500,000       28,470,000
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                         800,000       17,504,000
==========================================================================
                                                                90,021,500
==========================================================================

THRIFTS & MORTGAGE FINANCE-0.59%

Fannie Mae                                        200,000       14,030,000
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,847,833,159)                        2,319,483,588
==========================================================================

MONEY MARKET FUNDS-0.55%

Liquid Assets Portfolio-Institutional
  Class(d)                                      6,546,085        6,546,085
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

STIC Prime Portfolio-Institutional Class(d)     6,546,085   $    6,546,085
==========================================================================
    Total Money Market Funds (Cost
      $13,092,170)                                              13,092,170
==========================================================================
TOTAL INVESTMENTS-98.79% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,860,925,329)                                            2,332,575,758
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.74%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  40,952,850       40,952,850
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $40,952,850)                                        40,952,850
==========================================================================
TOTAL INVESTMENTS-100.53% (Cost
  $1,901,878,179)                                            2,373,528,608
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.53%)                          (12,485,091)
==========================================================================
NET ASSETS-100.00%                                          $2,361,043,517
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1H and Note 9.
(c) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $1,847,833,159)*                           $ 2,319,483,588
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $54,045,020)                        54,045,020
============================================================
  Total investments (cost $1,901,878,179)      2,373,528,608
============================================================
Receivables for:
  Investments sold                                50,411,057
------------------------------------------------------------
  Fund shares sold                                   448,667
------------------------------------------------------------
  Dividends                                        1,592,101
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  269,768
------------------------------------------------------------
Other assets                                         104,007
============================================================
     Total assets                              2,426,354,208
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           15,055,134
------------------------------------------------------------
  Fund shares reacquired                           5,956,291
------------------------------------------------------------
  Options written, at market value
     (premiums received $421,040)                    397,500
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                534,825
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       40,952,850
------------------------------------------------------------
Accrued distribution fees                            865,367
------------------------------------------------------------
Accrued trustees' fees                                 3,163
------------------------------------------------------------
Accrued transfer agent fees                          963,599
------------------------------------------------------------
Accrued operating expenses                           581,962
============================================================
     Total liabilities                            65,310,691
============================================================
Net assets applicable to shares outstanding  $ 2,361,043,517
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 5,229,262,118
------------------------------------------------------------
Undistributed net investment income (loss)          (484,385)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (3,339,408,185)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      471,673,969
============================================================
                                             $ 2,361,043,517
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $ 1,844,930,443
____________________________________________________________
============================================================
Class B                                      $   434,572,230
____________________________________________________________
============================================================
Class C                                      $    78,330,084
____________________________________________________________
============================================================
Class R                                      $     1,448,080
____________________________________________________________
============================================================
Institutional Class                          $     1,762,680
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          153,486,063
____________________________________________________________
============================================================
Class B                                           39,386,838
____________________________________________________________
============================================================
Class C                                            7,092,782
____________________________________________________________
============================================================
Class R                                              121,135
____________________________________________________________
============================================================
Institutional Class                                  138,489
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         12.02
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.02 divided by
       94.50%)                               $         12.72
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $         11.03
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $         11.04
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                   $         11.95
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $         12.73
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $39,055,836 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $168,938)        $  18,735,081
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $91,112)*                              336,832
===========================================================================
    Total investment income                                      19,071,913
===========================================================================

EXPENSES:

Advisory fees                                                    17,028,857
---------------------------------------------------------------------------
Administrative services fees                                        533,540
---------------------------------------------------------------------------
Custodian fees                                                      272,422
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         6,122,534
---------------------------------------------------------------------------
  Class B                                                         5,114,549
---------------------------------------------------------------------------
  Class C                                                           873,155
---------------------------------------------------------------------------
  Class R                                                             5,355
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        9,316,175
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            1,931
---------------------------------------------------------------------------
Trustees' fees and retirement benefits                               61,515
---------------------------------------------------------------------------
Other                                                             1,785,513
===========================================================================
    Total expenses                                               41,115,546
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (276,057)
===========================================================================
    Net expenses                                                 40,839,489
===========================================================================
Net investment income (loss)                                    (21,767,576)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         236,255,290
---------------------------------------------------------------------------
  Foreign currencies                                                     24
===========================================================================
                                                                236,255,314
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (114,844,681)
---------------------------------------------------------------------------
  Foreign currencies                                                     (7)
---------------------------------------------------------------------------
  Option contracts written                                           23,540
===========================================================================
                                                               (114,821,148)
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              121,434,166
===========================================================================
Net increase in net assets resulting from operations          $  99,666,590
___________________________________________________________________________
===========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (21,767,576)   $  (22,244,366)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and options contracts                     236,255,314      (152,819,227)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (114,821,148)      703,701,978
==============================================================================================
    Net increase in net assets resulting from operations          99,666,590       528,638,385
==============================================================================================
Share transactions-net:
  Class A                                                       (395,056,301)     (354,029,189)
----------------------------------------------------------------------------------------------
  Class B                                                       (138,803,397)      (78,758,321)
----------------------------------------------------------------------------------------------
  Class C                                                        (15,793,039)      (11,803,823)
----------------------------------------------------------------------------------------------
  Class R                                                          1,126,374           190,176
----------------------------------------------------------------------------------------------
  Institutional Class                                               (547,138)          (83,682)
==============================================================================================
  Net increase (decrease) in net assets resulting from share
    transactions                                                (549,073,501)     (444,484,839)
==============================================================================================
  Net increase (decrease) in net assets                         (449,406,911)       84,153,546
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,810,450,428     2,726,296,882
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(484,385) and $(462,775), respectively)        $2,361,043,517    $2,810,450,428
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $5,987. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $227,266 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $533,540 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $9,316,175 for Class A, Class B, Class C and Class R shares and $1,931 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $6,122,534, $5,114,549, $873,155 and $5,355, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $252,306 in front-end sales commissions from the sale of Class A shares and $1,900, $55,846, $6,948 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                   MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                 10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $36,428,079     $  401,226,654    $  (431,108,648)       $   --        $ 6,546,085     $124,213        $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             36,428,079        401,226,654       (431,108,648)           --          6,546,085      121,507            --
==================================================================================================================================
  Subtotal         $72,856,158     $  802,453,308    $  (862,217,296)       $   --        $13,092,170     $245,720        $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                   MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                 10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $38,996,800     $  574,759,331    $  (613,756,131)       $   --        $        --     $ 79,923        $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                     --        125,196,850        (84,244,000)           --         40,952,850     $ 11,189            --
==================================================================================================================================
  Subtotal         $38,996,800     $  699,956,181    $  (698,000,131)       $   --        $40,952,850     $ 91,112        $   --
==================================================================================================================================
  Total            $111,852,958    $1,502,409,489    $(1,560,217,427)       $   --        $54,045,020     $336,832        $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $79,267,272 and $21,738,445, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $42,804 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $42,804.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $13,966 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $39,055,836 were on loan to brokers. The loans were secured by cash collateral of $40,952,850 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $91,112 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of year                                                  --      $     --
-----------------------------------------------------------------------------------
Written                                                         3,000       421,040
===================================================================================
End of year                                                     3,000      $421,040
___________________________________________________________________________________
===================================================================================

                                             OPEN OPTIONS WRITTEN AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             OCTOBER 31, 2004
                                              CONTRACT    STRIKE    NUMBER OF    PREMIUMS         MARKET          UNREALIZED
                   CALLS                       MONTH      PRICE     CONTRACTS    RECEIVED         VALUE          APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.                              Nov-04     $40.0       3,000      $421,040        $397,500          $23,540
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $   450,268,418
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (484,385)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (3,318,002,634)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   5,229,262,118
=============================================================================
Total net assets                                              $ 2,361,043,517
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses on certain straddles. The tax-basis unrealized appreciation on investments amount includes appreciation on option contracts of $23,539.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $200,737,719 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                       CARRYFORWARD
------------------------------------------------------------------------------
October 31, 2009                                                $2,358,363,619
------------------------------------------------------------------------------
October 31, 2010                                                   763,027,747
------------------------------------------------------------------------------
October 31, 2011                                                   196,611,268
==============================================================================
Total capital loss carryforward                                 $3,318,002,634
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $1,931,481,698 and $2,445,456,487, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $466,806,274
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (16,561,395)
==============================================================================
Net unrealized appreciation of investment securities             $450,244,879
______________________________________________________________________________
==============================================================================


Cost of investments for tax purposes is $1,923,283,729.

NOTE 12--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2004, undistributed net investment income increased by $21,745,966, undistributed net realized gain
(loss) was decreased by $25 and shares of beneficial interest decreased by $21,745,941. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,161,430    $  74,474,713     10,192,956    $ 102,256,843
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,836,554       31,535,843      5,051,931       47,044,808
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,109,204       12,390,482      1,715,252       15,941,057
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         139,257        1,669,192         23,136          234,973
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              13,498          172,948         16,638          177,847
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       4,502,782       54,704,748      1,369,192       14,331,798
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,888,349)     (54,704,748)    (1,477,850)     (14,331,798)
==========================================================================================================================
Reacquired:
  Class A                                                     (43,655,916)    (524,235,762)   (47,251,093)    (470,617,830)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,449,964)    (115,634,492)   (12,154,199)    (111,471,331)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,535,106)     (28,183,521)    (2,990,841)     (27,744,880)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (45,049)        (542,818)        (4,184)         (44,797)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (56,324)        (720,086)       (25,361)        (261,529)
==========================================================================================================================
                                                              (46,867,983)   $(549,073,501)   (45,534,423)   $(444,484,839)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 17% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                       ---------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                       ---------------------------------------------------------------------
                                                          2004             2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    11.59       $     9.47    $    12.65    $    28.16    $    28.31
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.08)(a)        (0.07)        (0.07)(a)      (0.10)       (0.14)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.51             2.19         (3.11)       (11.87)         3.18
============================================================================================================================
    Total from investment operations                         0.43             2.12         (3.18)       (11.97)         3.04
============================================================================================================================
Less distributions from net realized gains                     --               --            --         (3.54)        (3.19)
============================================================================================================================
Net asset value, end of period                         $    12.02       $    11.59    $     9.47    $    12.65    $    28.16
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                              3.71%           22.39%       (25.14)%      (47.38)%       10.61%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $1,844,930       $2,160,823    $2,104,660    $4,001,552    $8,948,781
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.39%(c)         1.47%         1.33%         1.21%         1.03%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.40%(c)         1.47%         1.33%         1.22%         1.07%
============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.67)%(c)       (0.68)%       (0.64)%       (0.56)%       (0.45)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                        74%             111%          217%          240%          145%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,040,844,523.

                                                                                     CLASS B
                                                       -------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------------
                                                         2004             2003          2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  10.71         $   8.82      $  11.86      $  26.82    $    27.29
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.15)(a)        (0.14)        (0.15)(a)     (0.21)        (0.36)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.47             2.03         (2.89)       (11.21)         3.08
==========================================================================================================================
    Total from investment operations                       0.32             1.89         (3.04)       (11.42)         2.72
==========================================================================================================================
Less distributions from net realized gains                   --               --            --         (3.54)        (3.19)
==========================================================================================================================
Net asset value, end of period                         $  11.03         $  10.71      $   8.82      $  11.86    $    26.82
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                            2.99%           21.43%       (25.63)%      (47.75)%        9.76%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $434,572         $555,779      $533,224      $922,476    $1,927,514
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.09%(c)         2.17%         2.04%         1.92%         1.78%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.10%(c)         2.17%         2.04%         1.93%         1.82%
==========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.37)%(c)       (1.38)%       (1.34)%       (1.27)%       (1.20)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                      74%             111%          217%          240%          145%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $511,454,890.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                               2004          2003       2002        2001        2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.72       $  8.83    $ 11.87    $  26.85    $  27.30
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(a)     (0.14)     (0.15)(a)    (0.21)     (0.36)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.47          2.03      (2.89)     (11.23)       3.10
======================================================================================================================
    Total from investment operations                             0.32          1.89      (3.04)     (11.44)       2.74
======================================================================================================================
Less distributions from net realized gains                         --            --         --       (3.54)      (3.19)
======================================================================================================================
Net asset value, end of period                                $ 11.04       $ 10.72    $  8.83    $  11.87    $  26.85
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  2.99%        21.40%    (25.61)%    (47.77)%      9.83%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $78,330       $91,325    $86,455    $150,604    $301,590
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.09%(c)      2.17%      2.04%       1.92%       1.78%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.10%(c)      2.17%      2.04%       1.93%       1.82%
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.37)%(c)    (1.38)%    (1.34)%     (1.27)%     (1.20)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            74%          111%       217%        240%        145%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $87,315,520.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                                2004          2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.56       $ 9.47       $ 11.36
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(a)    (0.06)        (0.03)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.49         2.15         (1.86)
====================================================================================================
    Total from investment operations                              0.39         2.09         (1.89)
====================================================================================================
Net asset value, end of period                                $  11.95       $11.56       $  9.47
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                   3.37%       22.07%       (16.64)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  1,448       $  311       $    76
====================================================================================================
Ratio of expenses to average net assets                           1.59%(c)(d)   1.67%        1.53%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets      (0.87)%(c)   (0.88)%       (0.84)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                             74%         111%          217%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,071,094.
(d) After fee waivers and/or expense reimbursements. Ratio of expense to average net asset prior to fee waivers and/or expense reimbursements is 1.60%.
(e)  Annualized.

                                                                             INSTITUTIONAL CLASS
                                                              --------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------
                                                               2004         2003      2002      2001      2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.20       $ 9.91    $13.16    $29.00    $ 28.96
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)(a)     0.00     (0.01)(a)  (0.01)    (0.06)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.54         2.29     (3.24)   (12.29)      3.29
================================================================================================================
    Total from investment operations                            0.53         2.29     (3.25)   (12.30)      3.23
================================================================================================================
Less distributions from net realized gains                        --           --        --     (3.54)     (3.19)
================================================================================================================
Net asset value, end of period                                $12.73       $12.20    $ 9.91    $13.16    $ 29.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                 4.34%       23.11%   (24.70)%  (47.11)%    11.07%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,763       $2,213    $1,883    $7,667    $18,634
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.84%(c)     0.78%     0.82%     0.69%      0.64%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.85%(c)     0.78%     0.82%     0.70%      0.68%
================================================================================================================
Ratio of net investment income (loss) to average net assets   (0.12)%(c)     0.01%    (0.12)%   (0.04)%    (0.04)%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                           74%         111%      217%      240%       145%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $1,931,035.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                                      AIM AGGRESSIVE GROWTH FUND
                                                              AIM BLUE CHIP FUND
                                                    AIM CAPITAL DEVELOPMENT FUND
                                                                AIM CHARTER FUND
                                                          AIM CONSTELLATION FUND
                                                  AIM LARGE CAP BASIC VALUE FUND
                                                       AIM LARGE CAP GROWTH FUND
                                                         AIM MID CAP GROWTH FUND
                                                             AIM WEINGARTEN FUND
                                                                     PROSPECTUS
                                                              FEBRUARY 28, 2005

Institutional Classes

AIM Aggressive Growth Fund seeks to provide long-term growth of capital.


AIM Blue Chip Fund seeks to provide long-term growth of capital.


AIM Capital Development Fund seeks to provide long-term growth of capital.

AIM Charter Fund seeks to provide growth of capital.

AIM Constellation Fund seeks to provide growth of capital.


AIM Large Cap Basic Value Fund seeks to provide long-term growth of capital.


AIM Large Cap Growth Fund seeks to provide long-term growth of capital.

AIM Mid Cap Growth Fund seeks to provide long-term growth of capital.

AIM Weingarten Fund seeks to provide growth of capital.
--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in a fund:

- is not FDIC insured;

- may lose value; and

- is not guaranteed by a bank.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

AIM Aggressive Growth Fund                           1
AIM Blue Chip Fund                                   1
AIM Capital Development Fund                         1
AIM Charter Fund                                     1
AIM Constellation Fund                               2
AIM Large Cap Basic Value Fund                       2
AIM Large Cap Growth Fund                            2
AIM Mid Cap Growth Fund                              2
AIM Weingarten Fund                                  3
Aggressive Growth, Large Cap Growth and
  Mid Cap Growth                                     3
All Funds                                            3
PRINCIPAL RISKS OF INVESTING IN THE FUNDS            3
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------

PERFORMANCE INFORMATION                              5
------------------------------------------------------

Annual Total Returns                                 5
Performance Table                                   10
FEE TABLE AND EXPENSE EXAMPLE                       13
------------------------------------------------------

Fee Table                                           13
Expense Example                                     14
FUND MANAGEMENT                                     15
------------------------------------------------------

The Advisors                                        15
Advisor Compensation                                15
Portfolio Managers                                  16
OTHER INFORMATION                                   18
------------------------------------------------------

Dividends and Distributions                         18
Suitability for Investors                           18
Future Limited Fund Offering                        18
FINANCIAL HIGHLIGHTS                                19
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1
Excessive Short-Term Trading Activity
  Disclosures                                      A-2
Redeeming Shares                                   A-3
Pricing of Shares                                  A-6
Taxes                                              A-7
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a servicemark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM AGGRESSIVE GROWTH FUND (AGGRESSIVE GROWTH)
The fund's investment objective is to achieve long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing primarily in common stocks of small and medium-sized growth companies. The portfolio manager focuses on companies he believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio manager considers whether to sell a particular security when any of these factors materially changes.


AIM BLUE CHIP FUND (BLUE CHIP)


The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers blue chip companies to be large and medium sized companies (i.e., companies with market capitalizations, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark--Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:


- MARKET CHARACTERISTICS--Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies that have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

- FINANCIAL CHARACTERISTICS--Companies that possess at least one of the following attributes (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

    The portfolio managers consider whether to sell a particular security when they believe the issuer of the security no longer is a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income, the fund may invest in United States government securities and high-quality debt securities.

AIM CAPITAL DEVELOPMENT FUND (CAPITAL DEVELOPMENT)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. Among factors which the portfolio manager may consider when purchasing these securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio manager considers whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered medium-sized company securities.


AIM CHARTER FUND (CHARTER)

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In selecting investments, the portfolio manager seeks to identify those companies that are, in his view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio manager's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio manager considers whether to sell a particular security when any of these factors materially changes. For risk management or cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. A larger position in cash or cash

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

AIM CONSTELLATION FUND (CONSTELLATION)
The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when it no longer meets these criteria. The fund will invest without regard to market capitalization.

AIM LARGE CAP BASIC VALUE FUND (LARGE CAP BASIC VALUE)


The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The fund may also invest in debt instruments that are consistent with its investment objectives of long-term growth of capital and current income.



    The portfolio managers purchase securities of companies that they believe are undervalued in relation to long-term earning power or other factors. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.


AIM LARGE CAP GROWTH FUND (LARGE CAP GROWTH)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

    The fund's portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

AIM MID CAP GROWTH FUND (MID CAP GROWTH)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell MidCap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

conditions, the top 10 holdings may comprise up to 40% of the fund's total assets.

    The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM WEINGARTEN FUND (WEINGARTEN)

The fund's investment objective is to provide growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund will invest primarily in common stocks of seasoned and better-capitalized companies. The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


AGGRESSIVE GROWTH, LARGE CAP GROWTH AND MID CAP GROWTH


Each fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If a fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALL FUNDS

Each of Aggressive Growth, Blue Chip, Capital Development, Large Cap Basic Value, Large Cap Growth and Mid Cap Growth may invest up to 25% of its total assets in foreign securities. Each of Charter, Constellation and Weingarten may invest up to 20% of its total assets in foreign securities. For cash management purposes, the funds may also hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the funds. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BLUE CHIP

The income you may receive from your investment in Blue Chip may vary.

AGGRESSIVE GROWTH, CAPITAL DEVELOPMENT, CONSTELLATION AND MID CAP GROWTH

The fluctuation in the value of your investment is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

CHARTER

To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

LARGE CAP BASIC VALUE

Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.

LARGE CAP BASIC VALUE AND MID CAP GROWTH


Since a large percentage of each fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the funds.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

LARGE CAP BASIC VALUE, LARGE CAP GROWTH AND MID CAP GROWTH

The values of the convertible securities in which the funds may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the funds.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns in the bar charts shown below for Large Cap Basic Value, Large Cap Growth and Mid Cap Growth are those of each fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of Large Cap Basic Value's, Large Cap Growth's and Mid Cap Growth's Class A shares and Aggressive Growth's, Blue Chip's, Capital Development's, Charter's, Constellation's and Weingarten's Institutional Class shares from year to year. The bar charts do not reflect sales loads. If they did, the annual returns shown would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.

AGGRESSIVE GROWTH--INSTITUTIONAL CLASS


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................   27.89%
2004...................................................................   12.55%


BLUE CHIP--INSTITUTIONAL CLASS


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................   26.14%
2004...................................................................    4.94%

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       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

CAPITAL DEVELOPMENT--INSTITUTIONAL CLASS


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................   36.09%
2004...................................................................   16.08%


CHARTER--INSTITUTIONAL CLASS


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   36.13%
1996...................................................................   20.29%
1997...................................................................   25.18%
1998...................................................................   27.40%
1999...................................................................   34.37%
2000...................................................................  -14.37%
2001...................................................................  -22.67%
2002...................................................................  -15.81%
2003...................................................................   24.64%
2004...................................................................    9.30%

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       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

CONSTELLATION--INSTITUTIONAL CLASS


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   36.16%
1996...................................................................   16.83%
1997...................................................................   13.45%
1998...................................................................   19.41%
1999...................................................................   45.07%
2000...................................................................   -9.98%
2001...................................................................  -23.22%
2002...................................................................  -24.37%
2003...................................................................   29.98%
2004...................................................................    6.83%


LARGE CAP BASIC VALUE--CLASS A


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   21.74%
2001...................................................................    1.25%
2002...................................................................  -23.20%
2003...................................................................   32.02%
2004...................................................................    9.05%

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

LARGE CAP GROWTH--CLASS A


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................    8.52%
2001...................................................................  -36.13%
2002...................................................................  -26.46%
2003...................................................................   29.32%
2004...................................................................    8.87%


MID CAP GROWTH--CLASS A


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................  -10.12%
2001...................................................................  -21.21%
2002...................................................................  -31.86%
2003...................................................................   42.08%
2004...................................................................    6.48%

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       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

WEINGARTEN--INSTITUTIONAL CLASS


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1995...................................................................   35.43%
1996...................................................................   18.24%
1997...................................................................   26.48%
1998...................................................................   33.58%
1999...................................................................   35.23%
2000...................................................................  -19.98%
2001...................................................................  -33.70%
2002...................................................................  -31.10%
2003...................................................................   31.61%
2004...................................................................    8.48%



    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                HIGHEST QUARTERLY RETURN   LOWEST QUARTERLY RETURN
FUND                                (QUARTER ENDED)            (QUARTER ENDED)
-----------------------------------------------------------------------------------
Aggressive                       13.03%  (12/31/04)          (6.02)% (9/30/04)
  Growth--Institutional Class
Blue Chip--Institutional Class   12.98    (6/30/03)          (3.93)  (9/30/04)
Capital                          17.32    (6/30/03)          (3.28)  (9/30/04)
  Development--Institutional
  Class
Charter--Institutional Class     26.29   (12/31/98)         (21.63)  (9/30/01)
Constellation--                  36.71   (12/31/99)         (23.20)  (9/30/01)
  Institutional Class
Large Cap Basic Value--Class A   20.48    (6/30/03)         (20.22)  (9/30/02)
Large Cap Growth--Class A        26.64    (3/31/00)         (34.26)  (3/31/01)
Mid Cap Growth--Class A          28.02    (3/31/00)         (30.93)  (9/30/01)
Weingarten--Institutional        28.14   (12/13/98)         (27.56)  (3/31/01)
  Class
-----------------------------------------------------------------------------------

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       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


PERFORMANCE TABLE



The following performance table compares each fund's performance to that of a broad-based securities market index, a style specific index, and a peer group index. The indices may not reflect payment of fees, expenses or taxes. The funds are not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the funds may deviate significantly from the performance of the indices shown below.



AVERAGE ANNUAL TOTAL RETURNS(1)
-----------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(2)     DATE
-----------------------------------------------------------------------------------------
Aggressive
  Growth--Institutional Class                                                   03/15/02
  Return Before Taxes            12.55%         --        --         3.81%
  Return After Taxes on
     Distributions               12.55          --        --         3.81
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  8.16          --        --         3.25
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%         --        --         5.06%(22)  02/28/02(22)
Russell Midcap--Trademark--
  Growth Index(4,5)              15.48          --        --        10.02(22)   02/28/02(22)
Russell 2500--Registered
  Trademark-- Growth Index(6)    14.59          --        --        10.40(22)   02/28/02(22)
Lipper Mid-Cap Growth Fund
  Index(7)                       14.03          --        --         6.91(22)   02/28/02(22)
-----------------------------------------------------------------------------------------
Blue Chip--Institutional Class                                                  03/15/02
  Return Before Taxes             4.94%         --        --        (0.68)%
  Return After Taxes on
     Distributions                4.94          --        --        (0.68)
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  3.21          --        --        (0.58)
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%         --        --         5.06%(22)  02/28/02(22)
Russell 1000--Registered
  Trademark-- Growth Index(8)     6.30                               1.95(22)   02/28/02(22)
Russell 1000--Registered
  Trademark-- Index(9)           11.40          --        --         5.75(22)   02/28/02(22)
Lipper Large-Cap Growth
  Index(8,10)                     7.45                               1.62(22)   02/28/02(22)
Lipper Large-Cap Core Fund
  Index(11)                       8.29          --        --         3.42(22)   02/28/02(22)
-----------------------------------------------------------------------------------------
Capital
  Development--Institutional
  Class                                                                         03/15/02
  Return Before Taxes            16.08%         --        --         6.55%
  Return After Taxes on
     Distributions               14.83          --        --         6.00
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                 12.08          --        --         5.58
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%         --        --         5.06%(22)  02/28/02(22)
Russell Midcap--Trademark--
  Growth Index(5,12)             15.48          --        --        10.02(22)   02/28/02(22)
Russell Midcap--Trademark--
  Index(13)                      20.22          --        --        13.59(22)   02/28/02(22)
Lipper Mid-Cap Growth Fund
  Index(7)                       14.03          --        --         6.91(22)   02/28/02(22)
Lipper Mid-Cap Core Fund
  Index(14)                      15.44          --        --        10.91(22)   02/28/02(22)
-----------------------------------------------------------------------------------------
Charter--Institutional Class
  Return Before Taxes             9.30%      (5.36)%   10.30%                   07/30/91
  Return After Taxes on
     Distributions                9.07       (5.62)     8.60
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  6.34       (4.51)     8.16
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%      (2.30)%   12.07%
Russell 1000--Registered
  Trademark-- Index(9)           11.40       (1.76)    12.16
Lipper Large-Cap Core Fund
  Index(11)                       8.29       (2.98)    10.26
-----------------------------------------------------------------------------------------

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS(1)
-----------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(2)     DATE
-----------------------------------------------------------------------------------------
Constellation--Institutional
  Class                                                                         04/08/92
  Return Before Taxes             6.83%      (6.21)%    8.54%          --
  Return After Taxes on
     Distributions                6.83       (6.95)     7.49           --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  4.44       (5.24)     7.28           --
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%      (2.30)%   12.07%          --
Russell 1000--Registered
  Trademark-- Growth
  Index(16,17)                    6.30       (9.29)     9.59           --
Lipper Multi-Cap Growth Fund
  Index(16,18)                   11.26       (7.00)     9.43           --
-----------------------------------------------------------------------------------------
Large Cap Basic
  Value--Institutional
  Class(15)                                                                     06/30/99(15)
  Return Before Taxes             9.46%       6.47%       --         6.35%
  Return After Taxes on
     Distributions                9.46        6.42        --         6.08
  Return After Taxes on
     Distributions and Sales
     of Fund Shares               6.15        5.56        --         5.31
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%      (2.30)%      --        (0.76)%(22) 06/30/99(22)
Russell 1000--Registered
  Trademark-- Value
  Index(19,20)                   16.49        5.27        --         3.38(22)   06/30/99(22)
Lipper Large-Cap Value Fund
  Index(19,21)                   12.00        1.42        --         1.22(22)   06/30/99(22)
-----------------------------------------------------------------------------------------
Large Cap Growth
  Fund--Institutional
  Class(15)                                                                     03/01/99(15)
  Return Before Taxes             9.31%      (6.34)%      --         0.09%
  Return After Taxes on
     Distributions                9.31       (6.34)       --         0.09
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  6.05       (5.28)       --         0.07
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%      (2.30)%      --         1.13%(22)  02/28/99(22)
Russell 1000--Registered
  Trademark-- Growth
  Index(16,17)                    6.30       (9.29)       --        (3.56)(22)  02/28/99(22)
Lipper Large-Cap Growth Fund
  Index(10,16)                    7.45       (9.72)       --        (3.92)(22)  02/28/99(22)
-----------------------------------------------------------------------------------------
Mid Cap Growth
  Fund--Institutional
  Class(15)                                                                     11/01/99(15)
  Return Before Taxes             7.01%      (6.01)%      --         0.15%
  Return After Taxes on
     Distributions                7.01       (6.01)       --         0.15
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  4.55       (5.00)       --         0.13
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%      (2.30)%      --        (0.75)%(22) 10/31/99(22)
Russell Midcap--Trademark--
  Growth Index(4,5)              15.48       (3.36)       --         1.71(22)   10/31/99(22)
Lipper Mid-Cap Growth Fund
  Index(4,7)                     14.03       (6.07)       --        (0.11)(22)  10/31/99(22)
-----------------------------------------------------------------------------------------
Weingarten--Institutional
  Class                                                                         10/08/91
  Return Before Taxes             8.48%     (12.19)%    6.68%          --
  Return After Taxes on
     Distributions                8.48      (12.70)     4.64           --
  Return After Taxes on
     Distributions and Sale of
     Fund Shares                  5.51       (9.87)     5.10           --
-----------------------------------------------------------------------------------------

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS(1)
-----------------------------------------------------------------------------------------
(for the periods ended                                            SINCE         INCEPTION
December 31, 2004)              1 YEAR     5 YEARS    10 YEARS   INCEPTION(2)     DATE
-----------------------------------------------------------------------------------------
S&P 500 Index(3)                 10.87%      (2.30)%   12.07%
Russell 1000--Registered
  Trademark-- Growth
  Index(16,17)                    6.30       (9.29)     9.59
Lipper Large-Cap Growth Fund
  Index(16,10)                    7.45       (9.72)     8.64
-----------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



(1) A significant portion of Large Cap Basic Value's and Large Cap Growth's returns during certain periods was attributable to its investments in initial public offerings (IPOs). Although IPO investments have had a positive impact on the fund's performance in the past, there can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.

 (2) Since Inception performance is only provided for a class with less than ten calendar years of performance.
 (3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance.

 (4) The fund has also elected to use the Russell Midcap--Trademark-- Growth Index as its style specific index rather than the Russell 2500--Registered Trademark-- Growth Index because the fund believes the Russell Midcap--Trademark-- Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group.


 (5) The Russell Midcap--Trademark-- Growth Index measures the performance of Russell Midcap companies with a greater than average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates than the overall Mid Cap universe. These stocks are a subset of Russell Midcap companies which represent the 800 smallest companies in the Russell 1000(R) Index, as ranked by total market capitalization.


 (6) The Russell 2500--Trademark-- Growth Index measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500--Registered Trademark-- Index measures the 2,500 smallest companies, which represents approximately 16% of the market capitalization, of the Russell 3000--Registered Trademark-- Index. The Russell 3000--Registered Trademark-- Index includes a representative sample of 3,000 of the largest U.S. companies in leading industries and represents approximately 98% of the investable U.S. equity market.


 (7) The Lipper Mid-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.


 (8) The fund has also included the Russell 1000--Registered Trademark-- Growth Index as its style specific index instead of the Russell 1000--Registered Trademark-- Index because the fund believes the Russell 1000--Registered Trademark-- Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Large-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group. The fund has elected to use the Lipper Large-Cap Growth Fund Index as its peer group index rather than the Lipper Large-Cap Core Fund Index because the Lipper Large-Cap Growth Fund Index more closely reflects the investment style of this fund.


 (9) The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.


(10) The Lipper Large Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Growth category. These funds typically invest in stocks with market capitalization greater than $5 billion at the time of the purchase and have an above-average price-to-earnings ratio, price to book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.


(11) The Lipper Large Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-growth value, compared to the S&P 500 Index.


(12) The fund has also elected to use the Russell Midcap Growth Index as its style specific index rather than the Russell Midcap Index because the fund believes the Russell Midcap Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Mid-Cap Growth Fund Index (which may or may not include the fund) for comparison to a peer group. The fund has elected to use the Lipper Mid-Cap Growth Fund Index as its peer group index rather than the Lipper Mid-Cap Core Fund Index because the Lipper Mid-Cap Growth Fund Index more closely reflects the investment style of the fund.


(13) The Russell Midcap--Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% and the total market capitalization of the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.


(14) The Lipper Mid Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.


(15) The returns shown for these periods are the blended returns of the historical performance of the fund's Institutional Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to the inception of the Institutional Class shares) at the net asset value and reflect the Rule 12b-1 fees applicable to Class A shares. If the effect of the Institutional Class total expenses were reflected, the returns would be higher than those shown because the Institutional Class has lower total expenses. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Institutional Class shares is April 30, 2004.


(16) Each of Charter, Constellation, Large Cap Growth and Weingarten has also included the Russell 1000--Registered Trademark-- Index, Russell 1000--Registered Trademark-- Growth Index, Russell 1000--Registered Trademark-- Growth Index and Russell 1000--Registered Trademark-- Growth Index, respectively, which each fund believes more closely reflects the performance of the types of securities in which it invests. In addition, the funds have included the Lipper Large Cap Core Fund Index, Lipper Multi Cap Growth Fund Index, Lipper Large Cap Growth Fund Index and Lipper Large Cap Growth Fund Index respectively, (which may or may not include the fund) for comparison to a peer group.


(17) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast.


(18) The Lipper Multi Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is considered representative of the U.S. equity markets.


(19) The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the fund has included the Lipper Large Cap Value Fund Index (which may or may not include the fund) for comparison to a peer group.


(20) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values.


(21) The Lipper Large Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio and a three year sales-per-share growth value, compared to the S&P 500 Index.


(22) The average annual total return given is since the month end closest to the inception date of the fund.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------------
(fees paid
directly from
your             AGGRESSIVE   BLUE   CAPITAL                                 LARGE CAP     LARGE CAP   MID CAP
investment)      GROWTH       CHIP   DEVELOPMENT   CHARTER   CONSTELLATION   BASIC VALUE   GROWTH      GROWTH    WEINGARTEN
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)     None      None      None        None         None           None         None       None        None

Maximum
Deferred Sales
Charge (Load)
(as a
percentage of
original
purchase price
or redemption
proceeds,
whichever is
less)               None      None      None        None         None           None         None       None        None
---------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------
(expenses that
are deducted
from fund        AGGRESSIVE   BLUE   CAPITAL                                 LARGE CAP     LARGE CAP   MID CAP
assets)          GROWTH       CHIP   DEVELOPMENT   CHARTER   CONSTELLATION   BASIC VALUE   GROWTH      GROWTH    WEINGARTEN
---------------------------------------------------------------------------------------------------------------------------
Management Fees     0.64%     0.64%     0.67%       0.63%        0.63%          0.60%        0.75%      0.80%       0.64%

Distribution
and/or Service
(12b-1) Fees          --       --         --          --           --             --           --         --          --

Other Expenses      0.09      0.11      0.48        0.12         0.11           0.21         0.18       0.48        0.21

Total Annual
Fund Operating
Expenses(2)         0.73      0.75      1.15        0.75         0.74           0.81         0.93       1.28        0.85
Fee Waivers(3)        --      0.01      0.28(4)     0.01         0.03             --         0.08       0.13(4)       --
Net Annual Fund
Operating
Expenses(5)         0.73      0.74      0.87        0.74         0.71           0.81         0.85       1.15        0.85
---------------------------------------------------------------------------------------------------------------------------



(1) There is no guarantee that actual expenses will be the same as those shown in the table.


(2) The fund's investment advisor voluntarily agreed to waive a portion of the management fee on assets in excess of $5 billion. Total Annual Fund Operating Expenses net of this agreement are 0.70% for Constellation. Termination of this agreement requires approval by the Board of Trustees.


(3) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees for the following funds: AIM Blue Chip Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)


(4) The transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of average net assets of the Institutional Class. The expense limitation agreement is in effect through October 31, 2005.


(5) At the request of the Trustees of AIM Equity Funds, AMVESCAP (as defined herein) has agreed to reimburse the Trust for fund expenses related to market timing matters. Net Annual Fund Operating Expenses net of this arrangement were 0.72%, 0.73%, 0.86%, 0.73%, 0.69%, 0.80%, 0.84%, 1.15% and
    0.84% for AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund, respectively for the year ended October 31, 2004.


If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.


    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of any contractual fee waivers and/or expense reimbursement. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                                        $ 75       $233       $406      $  906
Blue Chip                                                                                  76        237        411         925
Capital Development                                                                        89        338        606       1,373
Charter                                                                                    76        237        411         925
Constellation                                                                              73        227        395         903
Large Cap Basic Value                                                                      83        259        450       1,002
Large Cap Growth                                                                           87        271        471       1,102
Mid Cap Growth                                                                            117        382        668       1,514
Weingarten                                                                                 87        271        471       1,049
---------------------------------------------------------------------------------------------------------------------------------

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor or AIM) serves as each fund's investment advisor. A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is each of Charter's, Constellation's and Weingarten's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the funds' operations and provide investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.


    The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.


    On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission
(SEC), the New York Attorney General (NYAG) and the Colorado Attorney General
(COAG), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM funds that they advised and to the independent directors/trustees of such funds that they had entered into certain arrangements permitting market timing of such funds, thereby breaching their fiduciary duties to such funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.



    Under the settlements, $325 million will be made available for distribution to the shareholders of those AIM funds that IFG formerly advised that were harmed by market timing activity, and $50 million will be made available for distribution to the shareholders of those AIM funds advised by AIM that were harmed by market timing activity. These settlement funds will be distributed in accordance with a methodology to be determined by an independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and the COAG, AIM has also agreed to reduce management fees on certain AIM equity and balanced funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees during this period. In addition, as required by the settlements, AIM is in the process of making certain governance and compliance reforms and reviewing its policies and procedures.



    At the request of the trustees of the AIM funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to pay expenses incurred by such funds related to market timing matters.



    The independent trustees of the AIM funds have been assisted by their own independent counsel and financial expert in their own investigation of market timing activity in the AIM funds. A special committee, consisting of four independent trustees, was formed to oversee this investigation. None of the costs of this investigation will be borne by the AIM funds or by fund shareholders.



    IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. Additional regulatory inquiries related to these or other issues may be received by the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. All such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on limited offering funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements and participation in class action settlements. Additional civil lawsuits related to the above or other issues may be filed against the AIM funds, IFG, AIM and/or related entities and individuals in the future.



    You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information and on AIM's Internet website under the heading "Settled Enforcement Actions and Investigations Related to Market Timing, Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/regulatory).

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------



    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


ADVISOR COMPENSATION


During the fiscal year ended October 31, 2004, the advisor received compensation from Aggressive Growth, Capital Development and Large Cap Basic Value at the following rates:



                                                                 ANNUAL RATE
                                                               (AS A PERCENTAGE
                                                               OF AVERAGE DAILY
                           FUND                                  NET ASSETS)
                           ----                                ----------------
Aggressive Growth                                               0.64%
Capital Development                                             0.67%
Large Cap Basic Value                                           0.60%




    During the fiscal year ended October 31, 2004, the advisor received compensation from Blue Chip, Charter, Constellation, Large Cap Growth, Mid Cap Growth and Weingarten at the following rates:



                         ANNUAL RATE
                       (AS A PERCENTAGE   PERCENTAGE RANGE
                       OF AVERAGE DAILY   (OF AVERAGE DAILY
        FUND             NET ASSETS)         NET ASSETS
        ----           ----------------   -----------------
Blue Chip                0.64%             0.75% to 0.625%
Charter                  0.63%             1.00% to 0.625%
Constellation            0.62%             1.00% to 0.625%
Large Cap Growth         0.75%             0.75% to 0.625%
Mid Cap Growth           0.80%              0.80% to 0.75%
Weingarten               0.64%             1.00% to 0.625%




    The advisor contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG"). The advisor will waive advisory fees to the extent necessary so that the advisory fee payable does not exceed the Advisory Fee Rates After January 1, 2005. Following are the advisory fee rates before and after January 1, 2005.


BLUE CHIP



          ADVISORY FEE RATES BEFORE                      ADVISORY FEE RATES AFTER
           JANUARY 1, 2005 WAIVER                         JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------------------------
              0.75% of the first $350 million               0.695% of the first $250 million
             0.625% of the next $4.65 billion                 0.67% of the next $250 million
                0.60% of the next $5 billion*                0.645% of the next $500 million
           0.575% of amount over $10 billion*                 0.62% of the next $1.5 billion
                                                             0.595% of the next $2.5 billion
                                                              0.57% of the next $2.5 billion
                                                             0.545% of the next $2.5 billion
                                                            0.52% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


CHARTER AND CONSTELLATION



          ADVISORY FEE RATES BEFORE                      ADVISORY FEE RATES AFTER
           JANUARY 1, 2005 WAIVER                         JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------------------------
               1.00% of the first $30 million                0.75% of the first $150 million
               0.75% of the next $120 million               0.615% of the next $4.85 billion
             0.625% of the next $4.85 billion                 0.57% of the next $2.5 billion
                0.60% of the next $5 billion*                0.545% of the next $2.5 billion
           0.575% of amount over $10 billion*               0.52% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


LARGE CAP GROWTH



          ADVISORY FEE RATES BEFORE                      ADVISORY FEE RATES AFTER
           JANUARY 1, 2005 WAIVER                         JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------------------------
                0.75% of the first $1 billion               0.695% of the first $250 million
                 0.70% of the next $1 billion                 0.67% of the next $250 million
                0.625% of the next $3 billion                0.645% of the next $500 million
                0.60% of the next $5 billion*                 0.62% of the next $1.5 billion
           0.575% of amount over $10 billion*                0.595% of the next $2.5 billion
                                                              0.57% of the next $2.5 billion
                                                             0.545% of the next $2.5 billion
                                                            0.52% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


MID CAP GROWTH



          ADVISORY FEE RATES BEFORE                      ADVISORY FEE RATES AFTER
           JANUARY 1, 2005 WAIVER                         JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------------------------
                0.80% of the first $1 billion               0.745% of the first $250 million
                 0.75% of the next $4 billion                 0.73% of the next $250 million
               0.725% of the next $5 billion*                0.715% of the next $500 million
            0.70% of amount over $10 billion*                 0.70% of the next $1.5 billion
                                                             0.685% of the next $2.5 billion
                                                              0.67% of the next $2.5 billion
                                                             0.655% of the next $2.5 billion
                                                            0.64% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.


WEINGARTEN



          ADVISORY FEE RATES BEFORE                      ADVISORY FEE RATES AFTER
           JANUARY 1, 2005 WAIVER                         JANUARY 1, 2005 WAIVER
--------------------------------------------------------------------------------------------
               1.00% of the first $30 million               0.695% of the first $250 million
               0.75% of the next $320 million                 0.67% of the next $250 million
            0.625% of the next $4.65 billion*                0.645% of the next $500 million
                0.60% of the next $5 billion*                 0.62% of the next $1.5 billion
           0.575% of amount over $10 billion*                0.595% of the next $2.5 billion
                                                              0.57% of the next $2.5 billion
                                                             0.545% of the next $2.5 billion
                                                            0.52% of amount over $10 billion



* After fee waiver. This rate includes AIM's voluntary agreement to waive an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum of 0.175% on net assets over $35 billion.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of each fund's portfolio:

AGGRESSIVE GROWTH


- Jay K. Rushin, (lead manager), Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.



- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.



    They are assisted by the advisor's Aggressive Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    Effective April 29, 2005, Karl Farmer will be removed from the management of the fund.


BLUE CHIP

- Monika H. Degan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/ or its affiliates since 1994.


    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


CAPITAL DEVELOPMENT


- Paul J. Rasplicka, (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.



- Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank.



    They are assisted by the advisor's Small/Mid Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    Effective April 29, 2005, Michael Chapman will be removed from the management of the fund. Also effective April 29, 2005, the fund's portfolio managers will be assisted by the advisor's Mid Cap Growth and GARP Team.


CHARTER

- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998.


    He is assisted by the advisor's Mid/Large Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


CONSTELLATION

- Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

- Christian A. Costanzo, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

- Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.

- Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------



    They are assisted by the advisor's Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio mangers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.


LARGE CAP BASIC VALUE

- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998.

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.

- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.

    They are assisted by the advisor's Basic Value Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

LARGE CAP GROWTH

- Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

- Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

MID CAP GROWTH


- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.


- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.


    They are assisted by the advisor's Small/Mid Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.



    Effective April 29, 2005, Jay K. Rushin will be removed from and the following portfolio manager will be added to the day-to-day management of the fund:



- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1994.



    Also effective April 29, 2005, the fund's portfolio managers will be assisted by the Mid Cap Growth and GARP Team.


WEINGARTEN

- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.


- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.


    They are assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

(http://www.aiminvestments.com). The website is not part of this prospectus.

    The lead managers generally have final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS


Each of the funds, except Large Cap Basic Value, expects that distributions, if any, will consist primarily of capital gains. Large Cap Basic Value expects that distributions, if any, will consist of both capital gains and ordinary income.


DIVIDENDS

The funds generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans; and the minimum initial investment requirement for all other investors for which the Institutional Classes of funds are available is $1 million.

    The Institutional Classes of funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

FUTURE LIMITED FUND OFFERING (AGGRESSIVE GROWTH)

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund may limit public sales of its shares to certain investors.

    During closed periods, the fund may impose different standards for additional investments.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).


    The information for the fiscal periods ended October 31, 2004, 2003 and 2002 has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in each fund's annual report, which is available upon request. Information prior to fiscal period 2001 was audited by other public accountants.



    For a discussion of how investments in IPOs affected the Large Cap Basic Value's and Large Cap Growth's performance, see the "Performance Information" section of this prospectus.



                                                                               AGGRESSIVE GROWTH --
                                                                               INSTITUTIONAL CLASS
                                                                --------------------------------------------------
                                                                                                    MARCH 15, 2002
                                                                          YEAR ENDED                 (DATE SALES
                                                                         OCTOBER 31,                COMMENCED) TO
                                                                ------------------------------       OCTOBER 31,
                                                                    2004              2003               2002
                                                                ------------      ------------      --------------
Net asset value, beginning of period                               $ 9.08            $ 7.32             $  9.53
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.03)(a)         (0.03)(a)           (0.02)(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.71              1.79               (2.19)
==================================================================================================================
    Total from investment operations                                 0.68              1.76               (2.21)
==================================================================================================================
Net asset value, end of period                                     $ 9.76            $ 9.08             $  7.32
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                      7.49%            24.04%             (23.19)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $  128            $2,589             $   138
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets                              0.72%(c)(d)       0.71%               0.81%(e)
==================================================================================================================
Ratio of net investment income (loss) to average net assets         (0.29)%(c)        (0.37)%             (0.49)%(e)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                                            115%               78%                 68%
__________________________________________________________________________________________________________________
==================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $1,271,385.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.73%.


(e) Annualized.


(f) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                   BLUE CHIP -- INSTITUTIONAL CLASS
                                                              ------------------------------------------
                                                                                          MARCH 15, 2002
                                                                     YEAR ENDED            (DATE SALES
                                                                    OCTOBER 31,           COMMENCED) TO
                                                              ------------------------     OCTOBER 31,
                                                               2004              2003          2002
                                                              -------           ------    --------------
Net asset value, beginning of period                          $ 10.81           $ 9.26       $ 12.13
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04             0.06          0.02(a)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.29             1.49         (2.89)
========================================================================================================
    Total from investment operations                             0.33             1.55         (2.87)
========================================================================================================
Net asset value, end of period                                $ 11.14           $10.81       $  9.26
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                  3.05%           16.74%       (23.66)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $49,044           $  136       $   160
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets                          0.74%(c)(d)      0.77%         0.77%(e)
========================================================================================================
Ratio of net investment income to average net assets             0.51%(c)         0.53%         0.30%(e)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(f)                                         29%              28%           28%
________________________________________________________________________________________________________
========================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $5,968,822.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.75%.


(e) Annualized.


(f) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                       CAPITAL DEVELOPMENT --
                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                                        MARCH 15, 2002
                                                                  YEAR ENDED             (DATE SALES
                                                                  OCTOBER 31,           COMMENCED) TO
                                                              -------------------        OCTOBER 31,
                                                               2004         2003             2002
                                                              ------       ------       --------------
Net asset value, beginning of period                          $16.83       $12.84          $ 17.25
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.01(a)      0.01(a)          0.02(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.71         3.98            (4.43)
======================================================================================================
    Total from investment operations                            1.72         3.99            (4.41)
======================================================================================================
Less distributions from net realized gains                     (0.42)          --               --
======================================================================================================
Net asset value, end of period                                $18.13       $16.83          $ 12.84
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                10.38%       31.08%          (25.57)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   67       $   10          $     7
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets
  With fee waivers and/or expense reimbursements                0.86%(c)     0.87%            0.84%(d)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.15%(c)     1.25%            0.99%(d)
======================================================================================================
Ratio of net investment income to average net assets            0.08%(c)     0.10%            0.25%(d)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(e)                                        74%         101%             120%
______________________________________________________________________________________________________
======================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $14,384.


(d) Annualized.


(e) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                        CHARTER -- INSTITUTIONAL CLASS
                                                              --------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------
                                                               2004         2003      2002      2001       2000
                                                              ------       ------    ------    -------    ------
Net asset value, beginning of period                          $11.45       $ 9.80    $10.67    $ 18.33    $17.33
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.13(a)      0.09(a)   0.06(b)    0.04      0.52
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.03         1.56     (0.93)     (6.82)     1.83
================================================================================================================
    Total from investment operations                            1.16         1.65     (0.87)     (6.78)     2.35
================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.08)          --        --         --        --
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           --        --      (0.88)    (1.35)
================================================================================================================
    Total distributions                                        (0.08)          --        --      (0.88)    (1.35)
================================================================================================================
Net asset value, end of period                                $12.53       $11.45    $ 9.80    $ 10.67    $18.33
________________________________________________________________________________________________________________
================================================================================================================
Total return(c)                                                10.21%       16.84%    (8.15)%   (38.46)%   14.02%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $3,285       $2,061    $1,457    $ 1,648    $3,234
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.74%(d)     0.79%     0.79%      0.68%     0.66%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.75%(d)     0.79%     0.83%      0.69%     0.68%
================================================================================================================
Ratio of net investment income to average net assets            1.06%(d)     0.90%     0.52%(b)    0.25%    0.20%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                           36%          28%      103%        78%       80%
________________________________________________________________________________________________________________
================================================================================================================



(a) Calculated using average shares outstanding.


(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.


(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions.


(d) Ratios are based on average daily net assets of $4,378,524.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                      CONSTELLATION -- INSTITUTIONAL CLASS
                                                       ------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                       ------------------------------------------------------------------
                                                         2004             2003             2002        2001        2000
                                                       --------         --------         --------    --------    --------
Net asset value, beginning of period                   $  22.17         $  18.40         $  21.00    $  45.55    $  36.01
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.01)(a)        (0.03)(a)        (0.06)       0.01       (0.09)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.85             3.80            (2.54)     (17.14)      12.91
=========================================================================================================================
    Total from investment operations                       0.84             3.77            (2.60)     (17.13)      12.82
=========================================================================================================================
Less Distributions from net realized gains                   --               --               --       (7.42)      (3.28)
=========================================================================================================================
Net asset value, end of period                         $  23.01         $  22.17         $  18.40    $  21.00    $  45.55
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                            3.79%           20.49%          (12.38)%    (42.80)%     37.14%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $164,664         $154,150         $122,746    $150,609    $288,097
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.72%(c)         0.75%            0.80%       0.65%       0.65%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.74%(c)         0.76%            0.81%       0.68%       0.68%
=========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.04)(c)        (0.13)%          (0.28)%      0.03%      (0.18)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                      50%              47%              57%         75%         88%
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values and returns for shareholder transactions.


(c) Ratios are based on average daily net assets of $158,650,215.



                                                                LARGE CAP BASIC VALUE--
                                                                  INSTITUTIONAL CLASS
                                                                -----------------------
                                                                    APRIL 30, 2004
                                                                      (DATE SALES
                                                                     COMMENCED) TO
                                                                      OCTOBER 31,
                                                                         2004
                                                                -----------------------
Net asset value, beginning of period                                    $ 12.62
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                             0.04(a)
---------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)                 (0.28)
=======================================================================================
    Total from investment operations                                      (0.24)
=======================================================================================
Net asset value, end of period                                          $ 12.38
_______________________________________________________________________________________
=======================================================================================
Total return(b)                                                           (1.90)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $18,745
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:                                   0.80%(c)(d)
=======================================================================================
Ratio of net investment income to average net assets                       0.64%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate(e)                                                   32%
_______________________________________________________________________________________
=======================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $8,327,922.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended October 31, 2004.


(e) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                LARGE CAP GROWTH--
                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
                                                                -------------------
Net asset value, beginning of period                                  $  9.13
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.01)(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.06
===================================================================================
    Total from investment operations                                     0.05
===================================================================================
Net asset value, end of period                                        $  9.18
___________________________________________________________________________________
===================================================================================
Total return(b)                                                          0.55%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $22,190
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         0.92%(c)
-----------------------------------------------------------------------------------
  With fee waivers and/or expense reimbursements                         0.93%(c)
===================================================================================
Ratio of net investment income (loss) to average net assets             (0.30)%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                111%
___________________________________________________________________________________
===================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $9,909,449.


(d) Not annualized for periods less than one year.

       -----------------------------------------------------------------
       AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT - CHARTER
           - CONSTELLATION - LARGE CAP BASIC VALUE - LARGE CAP GROWTH
                      - MID CAP GROWTH - WEINGARTEN FUNDS
       -----------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                 MID CAP GROWTH--
                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
                                                                -------------------
Net asset value, beginning of period                                  $ 9.22
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.04)(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.07)
===================================================================================
    Total from investment operations                                   (0.11)
===================================================================================
Net asset value, end of period                                        $ 9.11
___________________________________________________________________________________
===================================================================================
Total return(b)                                                        (1.19)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   10
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 1.20%(c)(d)
===================================================================================
Ratio of net investment income (loss) to average net assets            (0.82)%
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                               167%
___________________________________________________________________________________
===================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $9,671.


(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% (annualized).


(e) Not annualized for periods less than one year.



                                                                       WEINGARTEN--INSTITUTIONAL CLASS
                                                              --------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------
                                                               2004         2003      2002      2001      2000
                                                              ------       ------    ------    ------    -------
Net asset value, beginning of period                          $12.20       $ 9.91    $13.16    $29.00    $ 28.96
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)(a)     0.00     (0.01)(a)  (0.01)    (0.06)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.54         2.29     (3.24)   (12.29)      3.29
================================================================================================================
    Total from investment operations                            0.53         2.29     (3.25)   (12.30)      3.23
================================================================================================================
Less distributions from net realized gains                        --           --        --     (3.54)     (3.19)
================================================================================================================
Net asset value, end of period                                $12.73       $12.20    $ 9.91    $13.16    $ 29.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                 4.34%       23.11%   (24.70)%  (47.11)%    11.07%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,763       $2,213    $1,883    $7,667    $18,634
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.84%(c)     0.78%     0.82%     0.69%      0.64%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.85%(c)     0.78%     0.82%     0.70%      0.68%
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income (loss) to average net assets    (0.12)%(c)    0.01%    (0.12)%   (0.04)%    (0.04)%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                           74%         111%      217%      240%       145%
________________________________________________________________________________________________________________
================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.


(c) Ratios are based on average daily net assets of $1,931,035.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, AIM serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all AIM funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER ACCOUNT

The minimum investments for Institutional Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                    OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Through a Financial Advisor         Contact your financial advisor.               Same
                                    The financial advisor should mail your
                                    completed account application to the
                                    transfer agent,
                                    AIM Investment Services, Inc.,
                                    P.O. Box 0843,
                                    Houston, TX 77210-0843.
                                    The financial advisor should call the
                                    transfer agent at (800) 659-1005 to
                                    receive a reference number.
                                    Then, use the following wire instructions:
                                    Beneficiary Bank
                                    ABA/Routing #: 113000609
                                    Beneficiary Account Number: 00100366732
                                    Beneficiary Account Name: AIM Investment
                                    Services, Inc.
                                    RFB: Fund Name, Reference #
                                    OBI: Your Name, Account #
By Telephone                        Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                                  and wire payment for your purchase order
                                                                                  in accordance with the wire instructions
                                                                                  noted above.
----------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or reinvested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund.

ADDITIONAL PAYMENTS TO FINANCIAL ADVISORS

A I M Distributors, Inc. (ADI) or one or more of its corporate affiliates (collectively, ADI Affiliates) may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM funds. These additional cash payments may include cash revenue sharing payments and other payments for certain administrative services, transaction processing services and certain other marketing support services. ADI Affiliates make these payments from their own resources and from ADI's retention of underwriting concessions. In this context, "financial advisors" include any

INSTCL--02/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with ADI Affiliates.

    ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM funds. The benefits ADI Affiliates receive when it makes these payments include, among other things, placing AIM funds on the financial advisor's funds sales system, placing AIM funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. The revenue sharing payments ADI Affiliates make may be calculated on the average daily net assets of the applicable AIM funds attributable to that particular financial advisor (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.10% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain previously sold shares of AIM funds in investor accounts.

    ADI Affiliates also may make other payments to certain financial advisors for processing certain transactions or account maintenance activities (such as processing purchases, redemptions or exchanges or producing customer account statements) or for providing certain other marketing support services (such as financial assistance for conferences, seminars or sales or training programs at which ADI Affiliates personnel may make presentations on AIM funds to the financial advisor's sales force). Financial advisors may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law.

    ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM funds or retain shares of AIM funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM funds with respect to those assets.

    You can find further details in the fund's Statement of Additional Information about these payments and the services provided by financial advisors. In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM funds, as well as about fees and/or commissions it charges.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted. The Boards of Trustees have adopted policies and procedures designed to discourage excessive or short-term trading of fund shares for all funds except money market funds. However, there is the risk that these funds' policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These funds may alter their policies at any time without prior notice to shareholders if the advisor believes the change would be in the best interests of long-term shareholders.

    AIM and its affiliates (collectively, AIM Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail funds:

(1) trade activity monitoring;

(2) trading guidelines;

(3) redemption fee on trades in certain funds; and

(4) use of fair value pricing consistent with procedures approved by the Boards of Trustees of the funds.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

    The Boards of Trustees of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such funds' shares. The Boards do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

- The money market funds are offered to investors as cash management vehicles. Investors must perceive an investment in such funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

                                                                   INSTCL--02/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such funds.

- The money market funds' portfolio securities are valued on the basis of amortized cost, and such funds seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

- Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such funds. Imposition of redemption fees would run contrary to investor expectations.

    The Boards considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of long-term shareholders.

    The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

If you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio) per calendar year, or a fund or an AIM Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the AIM Affiliates reserve the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if they believe that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the purchase of shares in one fund which is paid for with the proceeds from a redemption of shares of another fund effectuated on the same day. The movement out of one fund (redemption) and into one or more other funds (purchase) on the same day shall be counted as one exchange. Exchanges effected as part of programs that have been determined by an AIM Affiliate to be non-discretionary, such as dollar cost averaging, portfolio rebalancing, or other automatic non-discretionary programs that involve exchanges, generally will not be counted toward the trading guidelines limitation of four exchanges out of a fund per calendar year.

    The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to implement these trading guidelines and may be further limited by systems limitations applicable to those types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of effecting or monitoring the trading guidelines.

    Some investments in the funds are made indirectly through vehicles such as qualified tuition plans, variable annuity and insurance contracts, and funds of funds which use the funds as underlying investments (each a "conduit investment vehicle"). If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to impose exchange limitations on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain funds within 30 days of purchase. See "Redeeming Shares -- Redemption Fee" for more information.

    The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited or non-existent in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts and is unwilling or unable to assess such fees and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. For additional discussion of the applicability of redemption fees on shares of the fund held through omnibus accounts, retirement plan accounts, approved fee-INSTCL--02/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

based program accounts and conduit investment vehicles, see "Redeeming Shares -- Redemption Fee".

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares -- Determination of Net Asset Value" for more information.

REDEEMING SHARES

REDEMPTION FEE
You may be charged a 2% redemption fee (on redemption proceeds) if you redeem, including redeeming by exchange, shares of the following funds within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM High Yield Fund
AIM European Growth Fund      AIM International Core Equity Fund
AIM European Small Company    AIM International Small Company Fund
Fund                          AIM International Growth Fund
AIM Global Aggressive Growth  AIM S&P 500 Index Fund
Fund                          AIM Trimark Fund
AIM Global Equity Fund
AIM Global Growth Fund

Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Class shares of AIM S&P 500 Index Fund). The AIM Affiliates expect the above funds to charge the redemption fee on all shares for all of the above funds effective April 1, 2005.

    The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

    The 2% redemption fee generally will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the funds as underlying investments;

(5) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan established with the funds or a financial intermediary;

(6) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(7) total or partial redemption of shares acquired through investment of dividends and other distributions; or

(8) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares of the above funds regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to (1) through (8) above may impose a redemption fee that has different characteristics, which may be more or less restrictive, than those set forth above. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited.

    Some investments in the funds are made indirectly through conduit investment vehicles. If shares of the funds are held in the name of a conduit investment vehicle and not in the names of the individual investors who have invested in the funds through the conduit investment vehicle, the conduit investment vehicle may be considered an individual shareholder of the funds. To the extent that a conduit investment vehicle is considered an individual shareholder of the funds, the funds are likely to be limited in their ability to assess redemption fees on individual transactions initiated by investors who have invested in the funds through the conduit investment vehicle. In these cases, the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the conduit investment vehicle in a fund.
                                                                   INSTCL--02/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS


             -----------------------------------
    The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of losing its registered investment company qualification for tax purposes.

    Your broker or financial advisor may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC) in addition to the redemption fee.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Advisor            Contact your financial advisor.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND
Although the funds generally intend to pay redemption proceeds solely in cash, the funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each fund's shares is the fund's net asset value per share. The funds value portfolio securities for which market quotations are readily available at market value. The funds value all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Boards of Trustees of the funds. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where AIM determines that the closing price of the security is unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

    AIM may use indications of fair value from pricing services approved by the Boards of Trustees. In other circumstances, the AIM

INSTCL--02/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

valuation committee may fair value securities in good faith using procedures approved by the Boards of Trustees. As a means of evaluating its fair value process, AIM routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Boards of Trustees.

    Specific types of securities are valued as follows:

    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, AIM will value the security at fair value in good faith using procedures approved by the Boards of Trustees.

    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the AIM valuation committee may fair value the security using procedures approved by the Boards of Trustees.

    Short-term Securities: The funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

    Open-end Funds: To the extent a fund invests in other open-end funds, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

    The funds disclose portfolio holdings at different times and with different lag times on www.aiminvestments.com and in annual, semi-annual and quarterly shareholder reports. Refer to such reports or the website to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which a fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from AIM as described on the back cover of this prospectus.

    Each fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares on each day the NYSE is open for business, prior to the close of the customary trading session or any earlier NYSE closing time that day. The funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. Exchanges of shares for shares of another fund are treated as a sale, and any
                                                                   INSTCL--02/05

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

INSTCL--02/05

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. Beginning with fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.


If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739 or



BY TELEPHONE:          (800) 659-1005

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, SAIs, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com


You can also review and obtain copies of the fund's SAI, financial reports, the funds' Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Aggressive Growth Fund
   AIM Blue Chip Fund
   AIM Capital Development Fund
   AIM Charter Fund
   AIM Constellation Fund
   AIM Large Cap Basic Value Fund
   AIM Large Cap Growth Fund
   AIM Mid Cap Growth Fund
   AIM Weingarten Fund
   SEC 1940 Act file number: 811-1424

----------------------------------------

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.

AIMinvestments.com     AEF-PRO-1


                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM EQUITY FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                ----------------



THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASS SHARES OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM EQUITY FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF THE PROSPECTUS FOR THE FUNDS LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 659-1005


                                ----------------




 THIS STATEMENT OF ADDITIONAL INFORMATION, DATED FEBRUARY 28, 2005, RELATES TO
            THE FOLLOWING PROSPECTUS FOR THE PORTFOLIOS NAMED BELOW:






                   FUND                                             DATED
                   ----                                             -----
AIM AGGRESSIVE GROWTH FUND - INSTITUTIONAL CLASS              FEBRUARY 28, 2005
AIM BLUE CHIP FUND - INSTITUTIONAL CLASS                      FEBRUARY 28, 2005
AIM CAPITAL DEVELOPMENT FUND - INSTITUTIONAL CLASS            FEBRUARY 28, 2005
AIM CHARTER FUND - INSTITUTIONAL CLASS                        FEBRUARY 28, 2005
AIM CONSTELLATION FUND - INSTITUTIONAL CLASS                  FEBRUARY 28, 2005
AIM LARGE CAP BASIC VALUE FUND - INSTITUTIONAL CLASS          FEBRUARY 28, 2005
AIM LARGE CAP GROWTH FUND - INSTITUTIONAL CLASS               FEBRUARY 28, 2005
AIM MID CAP GROWTH FUND - INSTITUTIONAL CLASS                 FEBRUARY 28, 2005
AIM WEINGARTEN FUND - INSTITUTIONAL CLASS                     FEBRUARY 28, 2005

                                AIM EQUITY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                              PAGE
                                                                                              ----
GENERAL INFORMATION ABOUT THE TRUST..........................................................   1
         Fund History........................................................................   1
         Shares of Beneficial Interest.......................................................   1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS.....................................   5
         Classification......................................................................   5
         Investment Strategies and Risks.....................................................   6
                  Equity Investments.........................................................  10
                  Foreign Investments........................................................  10
                  Debt Investments...........................................................  12
                  Other Investments..........................................................  13
                  Investment Techniques......................................................  13
                  Derivatives................................................................  18
                  Additional Securities or Investment Techniques.............................  24
         Fund Policies.......................................................................  24
         Temporary Defensive Positions.......................................................  27
         Portfolio Turnover..................................................................  27

MANAGEMENT OF THE TRUST......................................................................  27
         Board of Trustees...................................................................  27
         Management Information..............................................................  27
                  Trustee Ownership of Fund Shares...........................................  29
                  Factors Considered in Approving the Investment Advisory Agreement..........  29
                  Factors Considered in Approving the Sub-Advisory Agreement.................  32
         Compensation........................................................................  33
                  Retirement Plan For Trustees...............................................  33
                  Deferred Compensation Agreements...........................................  34
                  Purchases of Class A Shares of the Funds at Net Asset Value................  34
         Codes of Ethics.....................................................................  34
         Proxy Voting Policies...............................................................  34

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................................  35

INVESTMENT ADVISORY AND OTHER SERVICES.......................................................  35
         Investment Advisor..................................................................  35
         Investment Sub-Advisor..............................................................  37
                  Portfolio Managers.........................................................  38
                  Securities Lending Arrangements............................................  38
         Service Agreements..................................................................  38
                  Administrative Services Agreement..........................................  38
         Other Service Providers.............................................................  39

BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................................  40
         Brokerage Transactions..............................................................  40
         Commissions.........................................................................  40
         Brokerage Selection.................................................................  40
         Directed Brokerage (Research Services)..............................................  41
         Regular Brokers or Dealers..........................................................  41
         Allocation of Portfolio Transactions................................................  41
         Allocation of Initial Public Offering ("IPO") Transactions..........................  42

                                                                                              PAGE
                                                                                              ----

PURCHASE, REDEMPTION AND PRICING OF SHARES...................................................  42
         Purchase and Redemption of Shares...................................................  42
         Offering Price......................................................................  43
         Redemption In Kind..................................................................  45
         Backup Withholding..................................................................  45

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.....................................................  46
         Dividends and Distributions.........................................................  46
         Tax Matters.........................................................................  46

DISTRIBUTION OF SECURITIES...................................................................  54
         Distributor.........................................................................  54

CALCULATION OF PERFORMANCE DATA..............................................................  55

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING......................  60

REGULATORY INQUIRIES AND PENDING LITIGATION..................................................  61





APPENDICES:

RATINGS OF DEBT SECURITIES................................................................... A-1

TRUSTEES AND OFFICERS........................................................................ B-1

TRUSTEE COMPENSATION TABLE................................................................... C-1

PROXY POLICIES AND PROCEDURES................................................................ D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................................... E-1

MANAGEMENT FEES.............................................................................. F-1


PORTFOLIO MANAGERS........................................................................... G-1


ADMINISTRATIVE SERVICES FEES................................................................. H-1

BROKERAGE COMMISSIONS........................................................................ I-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
REGULAR BROKERS OR DEALERS................................................................... J-1

PERFORMANCE DATA............................................................................. K-1

PENDING LITIGATION........................................................................... L-1

FINANCIAL STATEMENTS.........................................................................  FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Equity Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of fifteen separate portfolios: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Core Strategies Fund (which is not currently offered to the public), AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund, AIM Select Basic Value Fund (which is not currently offered to the public), AIM U.S. Growth Fund (which is not currently offered to the public) and AIM Weingarten Fund, (each a "Fund" and collectively, the "Funds"). Under an Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         The Trust was originally organized on May 19, 1988 as a Maryland corporation. The Trust reorganized as a Delaware business trust on June 21, 2000. The following Funds were included in the reorganization: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund. All historical and other information contained in this Statement of Additional Information for periods prior to June 21, 2000 relating to the Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM Core Strategies Fund, AIM Diversified Dividend Fund, AIM Select Basic Value Fund, and AIM U.S. Growth Fund, commenced operations as series of the Trust. Prior to May 2, 2003, AIM Diversified Dividend Fund was known as AIM Large Cap Core Equity Fund. Prior to September 15, 2004, AIM Select Basic Value Fund was known as AIM Basic Value II Fund.


SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

         Each Fund (as defined herein) offers separate classes of shares as follows:

                                                                                           INSTITUTIONAL    INVESTOR
               FUND                         CLASS A     CLASS B     CLASS C     CLASS R        CLASS         CLASS
               ----                         -------     -------     -------     -------    -------------    --------
AIM Aggressive Growth Fund                     x           x           x           X             X
AIM Blue Chip Fund                             x           x           x           X             X             X
AIM Capital Development Fund                   X           X           X           X             X             X
AIM Charter Fund                               X           X           X           X             X
AIM Constellation Fund                         X           X           X           X             X
AIM Core Strategies Fund                       X           X           X
AIM Dent Demographic Trends Fund               X           X           X
AIM Diversified Dividend Fund                  X           X           X
AIM Emerging Growth Fund                       X           X           X
AIM Large Cap Basic Value Fund                 X           X           X           X             X             X
AIM Large Cap Growth Fund                      X           X           X           X             X             X
AIM Mid Cap Growth Fund                        X           X           X           X             X
AIM Select Basic Value Fund                    x           x           x
AIM U.S. Growth Fund                           X           X           X
AIM Weingarten Fund                            X           X           X           X             X

         This Statement of Additional Information relates solely to the Institutional Classes of these nine Funds.

         Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS


         The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities in certain contexts are provided below.



         PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Funds disclose the following portfolio holdings information on www.aiminvestments.com:



     o calendar quarter-end portfolio holdings are posted by the 30th day after each calendar quarter-end;
     o fiscal quarter-end portfolio holdings are posted by the 70th day after each fiscal quarter-end; and
     o the largest ten holdings are posted by the 15th day after each month-end.



These holdings are listed along with the percentage of the Fund's net assets they represent. The calendar and fiscal quarter-end portfolio holdings will remain on the website for one year. The top-ten list is replaced each month. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.aiminvestments.com. The Funds also disclose select holdings as part of their quarterly Fund Performance Updates and quarterly Performance and Commentaries on www.aiminvestments.com by the 29th day after each calendar quarter. These quarterly Fund Performance Updates and quarterly Performance and Commentaries are replaced each quarter. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.



         SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates will disclose non-public full portfolio holdings on a selective basis only if the Executive Committee (the "Executive Committee") of AIM Management approves the parties to whom disclosure of non-public full portfolio holdings will be made. The Executive Committee must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval. The Executive Committee may delegate its approval responsibilities to the Internal Compliance Controls Committee of AIM Management. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides such selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and AIM or its affiliates brought to the Board's attention by AIM.



         AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Funds:



     o    Attorneys and accountants;
     o    Securities lending agents;
     o    Lenders to the Funds;
     o    Rating and rankings agencies;
     o    Persons assisting in the voting of proxies;
     o    Fund custodians;
     o    Fund transfer agent(s) (in the event of a redemption in kind);
     o Pricing services, market makers, or other persons who provide systems or software support in connection with Fund operations (to determine the price of securities held by a Fund);
     o    Financial printers;
     o Brokers identified by a Fund's portfolio management team who provide execution and research services to the team; and
     o Analysts hired to perform research and analysis to the Fund's portfolio management team.



In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. AIM will also disclose non-public portfolio holdings information in the event that such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Funds.



         AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.



         DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.



         From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.



         DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.



         DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGED PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.



         AIM provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the "Insurance Funds") to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds ("Insurance Companies"). AIM may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which AIM has entered into Non-disclosure Agreements up to five days prior to the scheduled dates for AIM's disclosure of similar portfolio holdings information for other AIM Funds on www.aiminvestments.com. AIM provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that AIM discloses portfolio holdings information for the other AIM Funds on its website. AIM manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. AIM does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.



            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                AIM EQUITY FUNDS

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

               FUND       AIM                       AIM                                   AIM          AIM         AIM
SECURITY/              AGGRESSIVE      AIM        CAPITAL       AIM         AIM         LARGE CAP    LARGE CAP   MID CAP      AIM
INVESTMENT               GROWTH     BLUE CHIP   DEVELOPMENT   CHARTER  CONSTELLATION   BASIC VALUE    GROWTH     GROWTH   WEINGARTEN
TECHNIQUE                 FUND        FUND          FUND        FUND        FUND          FUND         FUND       FUND       FUND
-------------------    ----------   ---------   -----------   -------  -------------   -----------   ---------  --------  ----------
                                                                EQUITY INVESTMENTS
Common Stock               X            X             X           X           X             X            X          X          X

Preferred Stock            X            X             X           X           X             X            X          X          X

Convertible
Securities                 X            X             X           X           X             X            X          X          X

Alternative Entity
Securities                 X            X             X           X           X             X            X          X          X

                                                                FOREIGN INVESTMENTS

Foreign Securities         X            X             X           X           X             X            X          X          X

Foreign Government
Obligations                X            X             X           X           X             X            X          X          X

Foreign Exchange
Transactions               X            X             X           X           X             X            X          X          X

                                                         DEBT INVESTMENTS FOR EQUITY FUNDS

U.S. Government
Obligations                X            X             X           X           X             X            X          X          X

Liquid Assets              X            X             X           X           X             X            X          X          X

Investment Grade
Corporate Debt
Obligations                X            X             X           X           X             X            X          X          X

Junk Bonds

                                                                OTHER INVESTMENTS

REITs                      X            X             X           X           X             X            X          X          X

Other Investment
Companies                  X            X             X           X           X             X            X          X          X

Defaulted Securities

Municipal Forward
Contracts

                                                 AIM EQUITY FUNDS

                                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

               FUND       AIM                       AIM                                   AIM          AIM         AIM
SECURITY/              AGGRESSIVE      AIM        CAPITAL       AIM         AIM         LARGE CAP    LARGE CAP   MID CAP      AIM
INVESTMENT               GROWTH     BLUE CHIP   DEVELOPMENT   CHARTER  CONSTELLATION   BASIC VALUE    GROWTH     GROWTH   WEINGARTEN
TECHNIQUE                 FUND        FUND          FUND        FUND        FUND          FUND         FUND        FUND      FUND
-------------------    ----------   ---------   -----------   -------  -------------   -----------   ---------   -------  ----------
Variable or
Floating Rate
Instruments

Indexed Securities

Zero-Coupon and
Pay-in-Kind
Securities

Synthetic Municipal
Instruments

                                                       INVESTMENT TECHNIQUES

Delayed Delivery
Transactions               X            X             X           X           X             X            X          X          X

When-Issued
Securities                 X            X             X           X           X             X            X          X          X

Short Sales                X            X             X           X           X             X            X          X          X

Margin Transactions                                                                         X            X          X

Swap Agreements            X            X             X           X           X             X            X          X          X

Interfund Loans            X            X             X           X           X             X            X          X          X

Borrowing                  X            X             X           X           X             X            X          X          X

Lending Portfolio
Securities                 X            X             X           X           X             X            X          X          X

Repurchase
Agreements                 X            X             X           X           X             X            X          X          X

Reverse Repurchase
Agreements                                                        X                         X                       X

Dollar Rolls                                                                                X            X          X

Illiquid Securities        X            X             X           X           X             X            X          X          X

Rule 144A Securities       X            X             X           X           X             X            X          X          X

Unseasoned Issuers                                                X                         X                       X

                                         AIM EQUITY FUNDS

                          SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

               FUND       AIM                       AIM                                   AIM          AIM         AIM
SECURITY/              AGGRESSIVE      AIM        CAPITAL       AIM         AIM         LARGE CAP    LARGE CAP   MID CAP      AIM
INVESTMENT               GROWTH     BLUE CHIP   DEVELOPMENT   CHARTER  CONSTELLATION   BASIC VALUE    GROWTH     GROWTH   WEINGARTEN
TECHNIQUE                 FUND        FUND          FUND        FUND        FUND          FUND         FUND        FUND      FUND
-------------------    ----------   ---------   -----------   -------  -------------   -----------   ---------   -------  ----------

Sale of Money
Market Securities

Standby Commitments

                                                          DERIVATIVES

Equity-Linked
Derivatives                X            X             X           X           X             X            X          X          X

Put Options                X            X             X           X           X             X            X          X          X

Call Options               X            X             X           X           X             X            X          X          X

Straddles                  X            X             X           X           X             X            X          X          X

Warrants                   X            X             X           X           X             X            X          X          X

Futures Contracts
and Options on
Futures Contracts          X            X             X           X           X             X            X          X          X

Forward Currency
Contracts                  X            X             X           X           X             X            X          X          X

Cover                      X            X             X           X           X             X            X          X          X

                                         ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES

Special Situations                                                            X

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM Blue Chip Fund does not intend to invest more than 10% of its total assets in convertible securities.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 25% of its total assets in foreign securities, except that each of AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund may invest up to 20% of its total assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the

U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         Risks of Developing Countries. Each Fund may invest up to 5% of its total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments


         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Funds holding securities of such issuer might not be able to recover their investment from the U.S. Government.


         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. AIM Blue Chip Fund will not invest in non-convertible corporate debt securities rated below investment grade by Standard and Poor's Ratings Services ("S&P") and Moody's Investors Service ("Moody's") or in unrated non-convertible corporate debt securities believed by the Funds' investment advisor to be below investment grade quality.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest basis rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique except for AIM Constellation Fund.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other Funds advised by AIM (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         AIM Charter Fund may enter into repurchase agreements (at any time up to 50% of its total net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, under the 1933 Act, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options, it may be required to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options, it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Funds' overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts.
This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover".

         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" a Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

(1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

(2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

(3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

(4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

(5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

(6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         SPECIAL SITUATIONS. AIM Constellation Fund may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimated period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than in ordinary investment securities.

FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

(1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

(2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

(3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

(4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

(5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

(7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

(8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM and certain Funds' sub-advisors must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.

(2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33"% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. Other than AIM Constellation Fund, the Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. AIM Constellation Fund may not purchase additional securities when any borrowings from an AIM Advised Fund are outstanding. Each other Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

(3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

(4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.


(5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

(6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

(7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM Blue Chip Fund normally invests at least 80% of its assets in securities of blue chip companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The amount AIM Constellation Fund may borrow will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of AIM Constellation Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. AIM Constellation Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by AIM Constellation Fund with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of AIM Constellation Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by AIM Constellation Fund, the net asset value of AIM Constellation Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

         (3) AIM Mid Cap Growth Fund normally invests at least 80% of its assets in securities of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (4) AIM Large Cap Basic Value Fund normally invests at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (5) AIM Large Cap Growth Fund normally invests at least 80% of its assets in securities of large-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt obligations. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


PORTFOLIO TURNOVER



         The variations in the portfolio turnover rates for AIM Charter Fund and AIM Weingarten Fund for the fiscal year 2003 as compared to the prior year were due to the repositioning of the Funds in 2002, resulting in decreased portfolio turnover and decreased commissions.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


         The overall management of the business and affairs of the Funds and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them is set forth in Appendix B.

         The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.


         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) assisting the Board's oversight of each Fund's compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving all permissible non-audit services that are provided to each Fund by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Fund's independent auditors to each Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in any proxy statement issued by a Fund. During the fiscal year ended October 31, 2004, the Audit Committee held eight meetings.


         The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Dunn. The Compliance Committee is responsible for: (i) recommending to the Board and the dis-interested trustees the appointment, compensation and removal of the Fund's Chief Compliance Officer; (ii) recommending to the dis-interested trustees the appointment, compensation and removal of the Fund's Senior Officer appointed pursuant to the terms of an Assurance of Discontinuance from the New York Attorney General that is applicable to AIM and/or INVESCO Funds Group, Inc. (the "Advisors") (the "Senior Officer"); (iii) recommending to the dis-interested trustees the appointment and removal of the Advisors' independent Compliance Consultant appointed pursuant to the terms of the Securities and Exchange Commission's Order Instituting Administrative Proceedings (the "SEC Order") applicable to the Advisors (the "Compliance Consultant"); (iv) receiving all reports from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant that are delivered between meetings of the Board and that are otherwise not required to be provided to the full Board or to all of the dis-interested trustees; (v) overseeing all reports on compliance matters from the Chief Compliance Officer, the Senior Officer and the Compliance Consultant, and overseeing all reports from the third party retained by the Advisors to conduct the periodic compliance review required by the terms of the SEC Order that are required to be provided to the full Board; (vi) overseeing all of the compliance policies and procedures of the Fund and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (vii) risk management oversight with respect to the Fund and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC ("AMVESCAP") that are applicable to the Fund or its service providers; and (viii) overseeing potential conflicts of interest that are reported to the Compliance Committee by the Advisors, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended October 31, 2004, the Compliance Committee did not meet.


         The members of the Governance Committee are Messrs. Bayley, Crockett, Dowden (Chair), Jack M. Fields (Vice Chair) and Gerald J. Lewis. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment: (a) as additions to the Board,
(b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation;
(iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee and the Compliance Committee of the Trust.

         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended October 31, 2004, the Governance Committee held seven meetings.

         Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

         The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Dunn, Fields, Lewis, Pennock and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended October 31, 2004, the Investment Committee held six meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for addressing issues requiring action by the Board in the valuation of the Funds' portfolio securities that arise during periods between meetings of the Board. During periods between meetings of the Board, the Valuation Committee:
(i) receives the reports of AIM's internal valuation committee requesting pre-approval or approval of any changes to pricing vendors or pricing methodologies as required by AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Procedures"), and approves changes to pricing vendors and pricing methodologies as provided in the Procedures; (ii) upon request of AIM, assists AIM's internal valuation committee in resolving particular fair valuation issues; and (iii) receives reports on non-standard price changes on private equities. During the fiscal year ended October 31, 2004, the Valuation Committee held one meeting.

         The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended October 31, 2004, the Special Committee Relating to Market Timing Issues held eight meetings.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.


Factors Considered in Approving the Investment Advisory Agreement



         The advisory agreement with AIM (the "Advisory Agreement") was re-approved for each Fund, as applicable, by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of each Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of each Fund.



o        The nature and extent of the advisory services to be provided by AIM.
         The Board reviewed the services to be provided by AIM under each Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under each Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of each Advisory Agreement.


o The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to each Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, AIM's legal and compliance function, AIM's use of technology, AIM's portfolio administration function, the quality of AIM's investment research and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.



o The performance of each Fund relative to comparable funds. The Board reviewed the performance of each Fund against the performance of funds advised by other advisors with investment strategies comparable to those of such Fund and concluded that no changes should be made to the Funds and that it was not necessary to change the Funds' portfolio management teams at this time.

o The performance of each Fund relative to indices. The Board reviewed the performance of each Fund against the performance of applicable indices and concluded that no changes should be made to the Funds and that it was not necessary to change the Funds' portfolio management teams at this time.


o        Meetings with each Fund's portfolio managers and investment personnel.
         With respect to each Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

o Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to each Fund and concluded that such performance was satisfactory.

o Fees relative to those of clients of AIM with comparable investment strategies. The Board reviewed the advisory fee rate for each Fund against (i) the advisory fee rates for other mutual funds, variable insurance funds offered to insurance company separate accounts, offshore funds and/or private accounts advised by AIM with investment strategies comparable to those of such Fund, if any, and (ii) the sub-advisory fee rates for unaffiliated mutual funds sub-advised by AIM with investment strategies comparable to those of such Fund, if any. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.

o Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for each Fund against the advisory fee rates for mutual funds advised by other advisors with investment strategies comparable to those of such Fund. The Board concluded that the current advisory fee rate of each Fund was fair and reasonable.

o Expense limitations and fee waivers. The Board reviewed the fee waivers and/or expense limitations, if any, currently in effect for each Fund and the effect they had on each Fund's expenses. The Board concluded that the current levels of fee waivers and/or expense limitations, if any, for each Fund were fair and reasonable.

o Breakpoints and economies of scale. The Board reviewed the structure of each Fund's advisory fee under the Advisory Agreement and whether it includes any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for each Fund or whether, due to the nature of such Fund and the advisory fee structures of similar funds, it was reasonable to leave the structure of the advisory fee unchanged. Based on such review, the Board concluded that it was not necessary to change the structure of the advisory fee for any of the Funds to add advisory fee breakpoints.

o Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

o Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for each Fund. Because such research ultimately benefits each Fund, the Board concluded that such arrangements were appropriate.

o AIM's financial soundness in light of each Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under each Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under each Advisory Agreement.

o Historical relationship between each Fund and AIM. In determining whether to continue the Advisory Agreement for each Fund, the Board also considered the prior relationship between AIM and each Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Funds, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. In determining whether to continue the Advisory Agreement for each Fund, the Board considered regulatory and legal actions pending against AIM. The Board also considered the internal compliance reviews being undertaken by AIM and its affiliates, and the additional controls and procedures being implemented by AIM and its affiliates. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the regulatory and legal actions should not prevent the Board from continuing the Advisory Agreement for each Fund.

         After consideration of all of the above factors, the Board found that with respect to each Fund: (i) the services provided to such Fund and its shareholders were adequate; (ii) such Fund's Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under such Fund's Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's Advisory Agreement was in the best interests of such Fund and its shareholders and continued each such Advisory Agreement for another year.

Factors Considered in Approving the Sub-Advisory Agreement



         The sub-advisory agreement (the "Sub-Advisory Agreement") between AIM and A I M Capital Management, Inc. (the "Sub-Advisor") for AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund (the "Capital Funds") was re-approved for the Capital Funds by the Board at an in-person meeting held on June 8, 2004. The Board considered the following factors in evaluating the fairness and reasonableness of the Sub-Advisory Agreement. In addition to considering these factors at the in-person meeting held on June 8, 2004, the Board considered certain of these factors as part of the Board's ongoing monitoring of the Capital Funds.



o The nature and extent of the advisory services to be provided by the Sub-Advisor. The Board reviewed the services to be provided by the Sub-Advisor under the Sub-Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by the Sub-Advisor under the Sub-Advisory Agreement was appropriate and that the Sub-Advisor currently is providing services in accordance with the terms of the Sub-Advisory Agreement.



o The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to the Capital Funds. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.



o The performance of the Capital Funds relative to comparable funds. The Board reviewed the performance of the Capital Funds against the performance of funds advised by other advisors with investment strategies comparable to those of the Capital Funds and concluded that no changes should be made to the Capital Funds and that it was not necessary to change the Capital Funds' portfolio management teams at this time.



o The performance of the Capital Funds and the Dent Fund relative to indices. The Board reviewed the performance of the Capital Funds against the performance of applicable indices and concluded that no changes should be made to the Capital Funds and that it was not necessary to change the Capital Funds' portfolio management teams at this time.



o Meetings with the Capital Funds' portfolio managers and investment personnel. The Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Sub-Advisory Agreement.



o Overall performance of the Sub-Advisor. The Board considered the overall performance of the Sub-Advisor in providing investment advisory services to the Capital Funds and concluded that such performance was satisfactory.



o Advisory fees, expense limitations and fee waivers and breakpoints and economies of scale. In reviewing these factors, the Board considered only the advisory fees charged to the Capital Funds by AIM and did not consider the sub-advisory fees paid by AIM to the Sub-Advisor. The Board believes that this approach is appropriate because the sub-advisory fees have no effect on the Capital Funds or their shareholders, as they are paid by AIM rather than the Capital Funds. Furthermore, AIM and AIM Capital are affiliates and the Board believes that the allocation of fees between them is a business matter, provided that the advisory fees charged to the Capital Funds are fair and reasonable.


o Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition.

         The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing each Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by each Fund to AIM under its Advisory Agreement was not excessive.

o Benefits of soft dollars to AIM Capital. The Board considered the benefits realized by the AIM Capital as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Funds and/or other funds sub-advised by AIM Capital are used to pay for research and execution services. This research is used by AIM Capital in making investment decisions for each sub-advised Fund. Because such research ultimately benefits each such Fund, the Board concluded that such arrangements were appropriate.


o Sub-Advisor's financial soundness. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory Agreement.



         After consideration of all of the above factors, the Board found that with respect to the Capital Funds: (i) the services provided to such Funds and their shareholders were adequate; and (ii) such Funds' Sub-Advisory
Agreement was fair and reasonable under the circumstances. The Board therefore concluded that such Funds' Sub-Advisory Agreement was in the best interests of such Funds and their shareholders and continued such Sub-Advisory Agreement for another year.



Compensation



         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.



         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004 is found in Appendix C.


Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.


         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. Notwithstanding the foregoing, the amount of benefits will exclude any additional compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Crockett, Dunn, Fields, Frischling and Sklar and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. With respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchases of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

Codes of Ethics


         AIM, the Trust A I M Distributors, Inc. ("AIM Distributors") and A I M Capital Management, Inc. (the "Sub-Advisor") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds(R) ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by a Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


Proxy Voting Policies

         The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to AIM, the Fund's investment advisor. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.

         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.

         Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2004 is available at our Website, http://www.AIMinvestments.com. This information is also available at the SEC Website, http://www.sec.gov.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP. AMVESCAP and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor(s) to the Funds are not exclusive and AIM and the sub-advisor(s) are free to render investment advisory services to others, including other investment companies.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.


         Effective January 1, 2005, the advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by each Fund do not exceed the maximum advisory fee rate set forth in the third column below. The maximum advisory fee rates are effective through the Committee Until Date set forth in the fourth column.


                                                                                                               MAXIMUM ADVISORY FEE
                                        ANNUAL RATE/NET ASSETS             MAXIMUM ADVISORY FEE RATE AFTER     RATES COMMITTED UNTIL
         FUND NAME                      PER ADVISORY AGREEMENT                    JANUARY 1, 2005                      DATE
         ---------                     -----------------------             -------------------------------     ---------------------

AIM Aggressive Growth Fund           0.80% of first $150M                   0.745% of first $250M                 June 30, 2006
                                     0.625% of amount over $150M(1)         0.73% of next $250M
                                                                            0.715% of next $500M
                                                                            0.70% of next $1.5B
                                                                            0.685% of next $2.5B
                                                                            0.67% of next $2.5B
                                                                            0.655% of next $2.5B
                                                                            0.64% of amount over $10B

------------------------------       -------------------------------        ---------------------------        ---------------------

AIM Blue Chip Fund                   0.75% of first $350M                   0.695% of first $250M                December 31, 2009
                                     0.625% of amount over $350M(1)         0.67% of next $250M
                                                                            0.645% of next $500M
                                                                            0.62% of next $1.5B
                                                                            0.595% of next $2.5B
                                                                            0.57% of next $2.5B
                                                                            0.545% of next $2.5B
                                                                            0.52% of amount over $10B
------------------------------       -------------------------------        ---------------------------        ---------------------

AIM Capital Development Fund         0.75% of first $350M                   0.745% of first $250M                  June 30, 2006
                                     0.625% of amount over $350M(1)         0.73% of next $250M
                                                                            0.715% of next $500M
                                                                            0.70% of next $1.5B
                                                                            0.685% of next $2.5B
                                                                            0.67% of next $2.5B
                                                                            0.655% of next $2.5B
                                                                            0.64% of amount over $10B

------------------------------       -------------------------------        ---------------------------        ---------------------

AIM Charter Fund                     1.00% of first $30M                    0.75% of first $150M                 December 31, 2009
                                     0.75% of next $120M                    0.615% of next $4.85B
                                     0.625% of amount over $150M(1)         0.57% of next $2.5B
                                                                            0.545% of next $2.5B
                                                                            0.52% of amount over $10B

------------------------------       -------------------------------        ---------------------------        ---------------------

AIM Constellation Fund               1.00% of first $30M                    0.75% of first $150M                 December 31, 2009
                                     0.75% of next $120M                    0.615% of next $4.85B
                                     0.625% of amount over $150M(1)         0.57% of next $2.5B
                                                                            0.545% of next $2.5B
                                                                            0.52% of amount over $10B

------------------------------       -------------------------------        ---------------------------        ---------------------

AIM Large Cap Basic Value Fund       0.60% of first $1B                              N/A                               N/A
                                     0.575% of next $1B
                                     0.55% of amount over $2B(1)

------------------------------       -------------------------------        ---------------------------        ---------------------


                                                                                                               MAXIMUM ADVISORY FEE
                                        ANNUAL RATE/NET ASSETS             MAXIMUM ADVISORY FEE RATE AFTER     RATES COMMITTED UNTIL
         FUND NAME                      PER ADVISORY AGREEMENT                    JANUARY 1, 2005                      DATE
         ---------                     -----------------------             -------------------------------     ---------------------

AIM Large Cap Growth Fund            0.75% of first $1B                     0.695% of first $250M                December 31, 2009
                                     0.70% of next $1B                      0.67% of next $250M
                                     0.625% of amount over $2B(1)           0.645% of next $500M
                                                                            0.62% of next $1.5B
                                                                            0.595% of next $2.5B
                                                                            0.57% of next $2.5B
                                                                            0.545% of next $2.5B
                                                                            0.52% of amount over $10B

------------------------------       -------------------------------        ---------------------------        ---------------------

AIM Mid Cap Growth Fund              0.80% of first $1B                     0.745% of first $250M                December 31, 2009
                                     0.75% of amount over $1B(1)            0.73% of next $250M
                                                                            0.715% of next $500M
                                                                            0.70% of next $1.5B
                                                                            0.685% of next $2.5B
                                                                            0.67% of next $2.5B
                                                                            0.655% of next $2.5B
                                                                            0.64% of amount over $10B

------------------------------       -------------------------------        ---------------------------        ---------------------

AIM Weingarten Fund                  1.00% of first $30M                    0.695% of first $250M                December 31, 2009
                                     0.75% of next $320M                    0.67% of next $250M
                                     0.625% of amount over $350M(1)         0.645% of next $500M
                                                                            0.62% of next $1.5B
                                                                            0.595% of next $2.5B
                                                                            0.57% of next $2.5B
                                                                            0.545% of next $2.5B
                                                                            0.52% of amount over $10B

------------------------------       -------------------------------        ---------------------------        ---------------------



(1) See currently effective fee disclosure below.





         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Funds and Their Investments and Risks - "Investment Strategies and Risks - Other Investments - Other Investment Companies."

INVESTMENT SUB-ADVISOR

         AIM has entered into a Sub-Advisory Agreement with AIM Capital to provide investment sub-advisory services to AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. AIM Capital is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). AIM Capital is a wholly owned subsidiary of AIM.

         For the services to be rendered by AIM Capital under the Sub-Advisory Agreement, AIM will pay to AIM Capital a fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 50% of AIM's compensation of the sub-advised assets per year, for each of the AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31 are found in Appendix F.


Portfolio Managers. Appendix G contains the following information regarding the portfolio managers identified in each Fund's prospectus:


         o        The dollar range of the manager's investments in each Fund.

         o        A description of the manager's compensation structure.

         o Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.


Securities Lending Arrangements. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and
(f) performing such other duties as may be necessary.


          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS


Administrative Services Agreement. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31 are found in Appendix H.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. AIM Investment Services, Inc., ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.


         The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Institutional Class Shares, the TA Agreement provides that the Trust on behalf of the Funds will pay AIS a fee equal to $2.00 per trade executed to be billed monthly plus certain out of pocket expenses. In addition, for servicing accounts holding Institutional Shares, the Trust on behalf of the Funds, is required to reimburse AIS for servicing such accounts to the extent that an account is serviced by a third party pursuant to a sub-transfer agency, omnibus account service, sub-accounting, or networking agreement. AIS has agreed to waive the right to collect any fee or reimbursement to which it is entitled, to the extent that such fee or reimbursement would cause the fees and expenses incurred by the Institutional Class Shares to exceed 0.10% of the average net assets attributable to such class of the Funds.



         It is anticipated that most investors will perform their own subaccounting. AIS has contractually agreed to limit transfer agent fees to 0.10% of average net assets of the Institutional Class with respect to AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund. The expense limitation agreement is in effect through October 31, 2005.


         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


         AUDITORS. The Funds' independent registered public accountants are responsible for auditing the financial statements of the Funds. The Board has selected Ernst & Young LLP, 5 Houston Center, 1401 McKinney, Suite 1200, Houston, Texas 77010-4035, as the independent registered public accountants to audit the financial statements of the Funds.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS

         AIM or the Sub-Advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31, 2004 are found in Appendix I.


COMMISSIONS

         During the last three fiscal years ended October 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include providing electronic communications of trade information, providing custody services, as well as providing equipment used to communicate research information and providing specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, arranging meetings with management of companies, and providing access to consultants who supply research information.


         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.


         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2004 are found in Appendix J.


REGULAR BROKERS OR DEALERS


         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended October 31, 2004 is found in Appendix J.


ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and, when the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability or account's investment objective, policies and strategies and current holdings. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts on a pro rata basis based on order size.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

         A financial intermediary may submit a written request to AIS for correction of transactions involving Fund shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AIS, an investor may change the bank account designated to receive redemption proceeds. AIS may request additional documentation.

         AIS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

         Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.


AUTHORIZED AGENTS. AIS and AIM Distributors may authorize agents to accept purchase and redemption orders that are in good form on behalf of the AIM Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent or designee.


ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AIS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AIS. Upon receiving returned mail, AIS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AIS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AIS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.

OFFERING PRICE

         Shares of the Institutional Class of a Fund are offered at net asset value.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

         Each equity security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each equity security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing vendors or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day. Debt securities (including convertible bonds) are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.


         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not available, including situations where market quotations are unreliable, are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with procedures approved by the Board. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of a Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If AIM believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.

         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Trading in certain foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE. If an issuer specific event has occurred that AIM determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Issuer specific events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. AIM also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where AIM believes, at the approved degree of certainty, that the price is not reflective of current market value, AIM will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.


         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). A Fund may make a redemption in kind, for instance, if a cash redemption would disrupt its operations or performance. Securities delivered as payment in redemptions in kind will be valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.   the investor fails to furnish a correct TIN to the Fund;
         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;
         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);
         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or
         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


                  It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gain. In determining the amount of capital gains, if any, available for distribution, capital gains will generally be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.



TAX MATTERS


         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


         Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of

Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.


         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gain from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (for Fund taxable years beginning after October 22, 2004) net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.



         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or of securities of certain publicly traded partnerships (for Fund taxable years beginning after October 22, 2004).


         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss . In certain cases, a fund may make an election to treat such gain or loss as capital.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed or be less than its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other non-corporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.


         Dividends paid by a Fund will not be eligible for the dividends received deduction when received by a corporation that has not held its shares of the Fund for at least 46 days during the 91-day period beginning 45 days before the date on which the shares become ex-dividend and will not be treated as qualified dividend income when received by an individual or other noncorporate shareholder who has not held its shares of the Fund for at least 61 days during the 121-day period beginning 60 days before the date on which the shares become ex-dividend.



         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that are not made from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".


         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.



         As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that a Fund designates as "short-term capital gain dividends" or as "interest-related dividends" for Fund taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for a Fund's taxable year is generally equal to the excess (if any) of the Fund's net short-term capital gain over its net long-term capital loss. The aggregate amount designated as interest-related dividends for any Fund taxable year is generally limited to the excess of the amount of "qualified interest income" of the Fund over allocable expenses. Qualified interest income is generally equal to the sum of a Fund's U.S.-source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Fund holds a 10-percent ownership interest or its payment is contingent on certain events; and (4) interest-related dividends received from another regulated investment company.



         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the foreign tax election (as defined below), but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or the IRS.


         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit. Estates of decedents dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of a Fund's shares attributable to "qualifying assets" held by the Fund at the end of the quarter immediately preceding the decedent's death (or such other time as the Internal Revenue Service may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of a Fund's assets that constituted qualifying assets at the end of each quarter of its taxable year.


          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 21, 2005. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         The Trust (on behalf of the Institutional Classes) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.



         AIM Distributors or one or more of its corporate affiliates ("collectively, the "ADI Affiliates") may make additional cash payments to financial advisors in connection with the promotion and sale of shares of AIM Funds. ADI Affiliates make these payments from their own resources and from AIM Distributors' retention of underwriting concessions.. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor may receive payments under more than one or all categories. Most financial advisors that sell shares of AIM Funds receive one or more types of these cash payments.



         In this context, "financial advisors" include any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with AIM.



         REVENUE SHARING PAYMENTS. ADI Affiliates make revenue sharing payments as incentives to certain financial advisors to promote and sell shares of AIM Funds. The benefits ADI Affiliates receive when they make these payments include, among other things, placing AIM Funds on the financial advisor's funds sales system, placing AIM Funds on the financial advisor's preferred or recommended fund list, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor's sales force or to the financial advisor's management. Revenue sharing payments are sometimes referred to as "shelf space" payments because the payments compensate the financial advisor for including AIM Funds in its fund sales system (on its "sales shelf"). ADI Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor.



         The revenue sharing payments ADI Affiliates make may be calculated on the average daily net assets of the applicable AIM Funds attributable to that particular financial advisor ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.10% per annum of those assets during a defined period. Asset-Based Payments primarily create incentives to retain previously sold shares of AIM Funds in investor accounts.



         ADMINISTRATIVE AND PROCESSING SUPPORT PAYMENTS. ADI Affiliates also may make payments to certain financial advisors that sell AIM Fund shares for certain administrative services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.10% of average annual assets.



         OTHER CASH PAYMENTS. From time to time, ADI Affiliates, at their expense, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of the Fund.

Such compensation provided by ADI Affiliates may include financial assistance to financial advisors that enable ADI Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD, Inc. ADI Affiliates make payments for entertainment events they deem appropriate, subject to ADI Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.



         ADI Affiliates are motivated to make the payments described above since they promote the sale of AIM Fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of AIM Funds or retain shares of AIM Funds in their clients' accounts, ADI Affiliates benefit from the incremental management and other fees paid to ADI Affiliates by the AIM Funds with respect to those assets.



         In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in this Statement of Additional Information. You can ask your financial advisor about any payments it receives from ADI Affiliates or the AIM Funds, as well as about fees and/or commissions it charges.



                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                  P(1+T)(n)=ERV

Where       P    =    a hypothetical initial payment of $1,000;
            T    =    average annual total return (assuming the
                      applicable maximum sales load is deducted at the
                      beginning of the one, five, or ten year periods);
            n    =    number of years; and
            ERV  =    ending redeemable value of a hypothetical $1,000
                      payment at the end of the one, five, or ten year periods (or fractional portion of such period).

         The average annual total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix K.

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                  P(1+U)(n)=ERV

Where       P    =   a hypothetical initial payment of $1,000;
            U    =   average annual total return assuming payment of
                     only a stated portion of, or none of, the applicable
                     maximum sales load at the beginning of the stated period;
            n    =   number of years; and
            ERV  =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where       P    =   a hypothetical initial payment of $1,000;
            V    =   cumulative total return assuming payment of all of, a
                     stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and
            ERV  =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

         The cumulative total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix K.


Calculation of Certain Performance Data


         AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund and AIM Mid Cap Growth Fund may use a restated or a blended performance calculation to derive certain performance data shown for their Institutional Class shares in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Institutional Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Institutional Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Institutional Class shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Institutional Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If the Funds' Institutional Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Institutional Class shares.

         A restated or blended performance calculation may be used to derive (i) the Funds' standardized average annual total returns over a stated period and
(ii) the Funds' non-standardized cumulative total returns over a stated period.


Average Annual Total Return (After Taxes on Distributions) Quotation


         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                P(1+T)(n) = ATV(D)

Where       P       =  a hypothetical initial payment of $1,000;
            T       =  average annual total return (after taxes on
                       distributions);
            N       =  number of years; and
            ATV(D)  =  ending value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix K.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                P(1+T)(n) = ATV(DR)

Where       P       =  a hypothetical initial payment of $1,000;
            T       =  average annual total return (after taxes on
                       distributions and redemption);
            N       =  number of years; and
            ATV(DR) =  ending value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year periods
                       (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than 10 years) ended October 31, are found in Appendix K.

Performance Information

         All advertisements for the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data for such classes does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.




         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


Advertising Age
Barron's
Best's Review
Bloomberg
Broker World
Business Week
Changing Times
Christian Science Monitor
Consumer Reports
Economist
FACS of the Week
Financial Planning
Financial Product News
Financial Services Week
Financial World
Forbes
Fortune
Hartford Courant
Inc.
Institutional Investor
Insurance Forum
Insurance Week
Investor's Business Daily
Journal of the American
  Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Nation's Business
New York Times
Pension World
Pensions & Investments
Personal Investor
Philadelphia Inquirer
The Bond Buyer
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post
CNN
CNBC
PBS


         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor
         Bloomberg
         Donoghue's
         FactSet Data Systems
         Lipper, Inc.
         Mutual Fund Values (Morningstar)
         Standard & Poors
         Stanger
         Strategic Insight
         Thompson Financial
         Weisenberger

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Lipper Large Cap Core Fund Index
         Lipper Large Cap Growth Fund Index
         Lipper Large Cap Value Fund Index
         Lipper Mid Cap Core Fund Index
         Lipper Mid Cap Growth Fund Index
         Lipper Multi Cap Growth Fund Index
         MSCI World Index
         Russell 1000(R) Index
         Russell 1000(R) Value Index
         Russell 2500(R) Index
         Russell 1000(R) Growth Index
         Russell 2500(R) Growth Index
         Russell 3000(R) Index
         Russell Mid Cap Index
         Russell Mid Cap(TM) Growth Index
         Standard & Poor's 500 Stock Index
         Standard & Poor's MidCap 400 Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.



     SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING



         On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and AIM reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.


         Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.


         Under the terms of the settlements, AIM will make certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

         The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.



                   REGULATORY INQUIRIES AND PENDING LITIGATION



         The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders and participation in class action settlements.


         As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and/or regulatory inquiries.

         Ongoing Regulatory Inquiries Concerning IFG and AIM


         IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG.

         AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds.


         Private Civil Actions Alleging Market Timing



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-1.


         All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix

L-1. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. This lawsuit is identified in Appendix L-1.


         Private Civil Actions Alleging Improper Use of Fair Value Pricing



         Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-2.



         Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees



         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-3.



         Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes



         Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-4.



         Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements


         Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of January 18, 2005 is set forth in Appendix L-5.



          Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements



         A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. ("AIM Capital") and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws; (ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees. Such lawsuit, which was served on AIM and AIM Capital on January 18, 2005, is set forth in Appendix L-6.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings are as follows:


         AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

         Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR:  Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC:  Default of some kind appears probable.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                             As of October 31, 2004

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 114 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.



-------------------------------------------------------------------------------------------------------------------
    NAME, YEAR OF BIRTH AND        TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                        HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------
Robert H. Graham(1) --  1946        1988     Director and Chairman, A I M Management Group      None
Trustee, Vice Chair and                      Inc. (financial services holding company);
President                                    Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC - AIM Division (parent
                                             of AIM and a global investment management firm)

                                             Formerly:  President and Chief Executive
                                             Officer, A I M Management Group Inc.; Director,
                                             Chairman and President, A I M Advisors, Inc.
                                             (registered investment advisor); Director and
                                             Chairman, A I M Capital Management, Inc.
                                             (registered investment advisor), A I M
                                             Distributors, Inc. (registered broker dealer),
                                             AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products
-------------------------------------------------------------------------------------------------------------------
Mark H. Williamson(2) -- 1951       2003     Director, President and Chief Executive Officer,   None
Trustee and Executive Vice                   A I M Management Group Inc.; Director, Chairman
President                                    and President, A I M Advisors, Inc.; Director, A
                                             I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Director and Chairman, AIM
                                             Investment Services, Inc., Fund Management
                                             Company  and INVESCO Distributors, Inc.
                                             (registered broker dealer); and Chief Executive
                                             Officer, AMVESCAP PLC - AIM Division

                                             Formerly: Director, Chairman, President and
                                             Chief Executive Officer, INVESCO Funds Group,
                                             Inc.; President and Chief Executive Officer,
                                             INVESCO Distributors, Inc.; Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------


--------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

-------------------------------------------------------------------------------------------------------------------
    NAME, YEAR OF BIRTH AND        TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                        HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett(3) -- 1944        1993     Chairman, Crockett Technology Associates           ACE Limited
Trustee and Chair                            (technology consulting company)                    (insurance company);
                                                                                                and Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)
-------------------------------------------------------------------------------------------------------------------
Bob R. Baker - 1936                 2003     Retired                                            None
Trustee
-------------------------------------------------------------------------------------------------------------------
Frank S. Bayley -- 1939             2001     Retired                                            Badgley Funds, Inc.
Trustee                                      Formerly:  Partner, law firm of Baker & McKenzie   (registered
                                                                                                investment company)
-------------------------------------------------------------------------------------------------------------------
James T. Bunch - 1942               2003     Co-President and Founder, Green, Manning & Bunch   None
Trustee                                      Ltd. (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation
-------------------------------------------------------------------------------------------------------------------
Albert R. Dowden -- 1941            2000     Director of a number of public and private         Cortland Trust, Inc.
Trustee                                      business corporations, including the Boss Group,   (Chairman)
                                             Ltd. (private investment and management) and       (registered
                                             Magellan Insurance Company                         investment company);
                                                                                                and Annuity and Life
                                             Formerly:  Director, President and Chief           Re (Holdings), Ltd.
                                             Executive Officer, Volvo Group North America,      (insurance company)
                                             Inc.; Senior Vice President, AB Volvo; and
                                             director of various affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. -- 1935         1998     Retired                                            None
Trustee                                      Formerly: Chairman, Mercantile Mortgage Corp.;
                                             President and Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------



--------


(3)  Mr. Crockett was elected Chair of the Board effective October 4, 2004.

-------------------------------------------------------------------------------------------------------------------
    NAME, YEAR OF BIRTH AND        TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                        HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------------------------------------------------------------------------------------------
Jack M. Fields -- 1952              1997     Chief Executive Officer, Twenty First Century      Administaff; and
Trustee                                      Group, Inc. (government affairs company); and      Discovery Global
                                             Owner, Dos Angelos Ranch, L.P.                     Education Fund
                                                                                                (non-profit)
                                             Formerly:  Chief Executive Officer, Texana
                                             Timber LP (sustainable forestry company)
-------------------------------------------------------------------------------------------------------------------
Carl Frischling -- 1937             1988     Partner, law firm of Kramer Levin Naftalis and     Cortland Trust, Inc.
Trustee                                      Frankel LLP                                        (registered
                                                                                                investment company)
-------------------------------------------------------------------------------------------------------------------
Gerald J. Lewis - 1933              2003     Chairman, Lawsuit Resolution Services (San         General Chemical
Trustee                                      Diego, California)                                 Group, Inc.
-------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis -- 1950          1998     Formerly: Chief Executive Officer, YWCA of the     None
Trustee                                      USA
-------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock -- 1942            1988     Partner, law firm of Pennock & Cooper              None
Trustee
-------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley -- 1935             2001     Retired                                            None
Trustee
-------------------------------------------------------------------------------------------------------------------
                                             Executive Vice President, Development and
Louis S. Sklar(4) - 1939            1989     Operations, Hines Interests Limited Partnership    None
Trustee                                      (real estate development company)
-------------------------------------------------------------------------------------------------------------------
Larry Soll - 1942                   2003     Retired                                            None
Trustee
-------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley(5) --  1959        2004     Senior Vice President, A I M Management Group      N/A
Senior Vice President and                    Inc.; Senior Vice President and Chief Compliance
Chief Compliance Officer                     Officer, A I M Advisors, Inc.; Vice President
                                             and Chief Compliance Officer, A I M Capital
                                             Management, Inc.; and Vice, President, A I M
                                             Distributors, Inc., AIM Investment Services,
                                             Inc. and Fund Management Company

                                             Formerly:  Senior Vice President and Compliance
                                             Director, Delaware Investments Family of Funds;
                                             and Chief Compliance Officer, A I M
                                             Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------



---------


(4)  Mr. Sklar retired effective December 31, 2004.



(5) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 31, 2004.

-------------------------------------------------------------------------------------------------------------------
    NAME, YEAR OF BIRTH AND        TRUSTEE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                        HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------------------------------------------------------------------------------------------
Kevin M. Carome -  1956 Senior      2003     Director, Senior Vice President, Secretary and     N/A
Vice President, Chief Legal                  General Counsel, A I M Management Group Inc. and
Officer and Secretary                        A I M Advisors, Inc.; Director and Vice
                                             President, INVESCO Distributors, Inc.; Vice
                                             President, A I M Capital Management, Inc. and
                                             AIM Investment Services, Inc.; Director, Vice
                                             President and General Counsel, Fund Management
                                             Company; and Senior Vice President, A I M
                                             Distributors, Inc.

                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies,
                                             Inc.;Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC; and Vice President, A
                                             I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------
Stuart W. Coco -- 1955  Vice        2002     Managing Director and Director of Money Market     N/A
President                                    Research and Special Projects, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
Sidney M. Dilgren -- 1961           2004     Vice President and Fund Treasurer, A I M           N/A
Vice President and Treasurer                 Advisors, Inc.

                                             Formerly: Senior Vice President, AIM Investment
                                             Services, Inc.; and Vice President, A I M
                                             Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------
Karen Dunn Kelley - 1960            2004     Director of Cash Management, Managing Director     N/A
Vice President                               and Chief Cash Management Officer, A I M Capital
                                             Management, Inc.; Director and President, Fund
                                             Management Company; and Vice President, A I M
                                             Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
Edgar M. Larsen(6) --  1940         1999     Executive Vice President, A I M Management Group   N/A
Vice President                               Inc.; Senior Vice President, A I M Advisors,
                                             Inc.; and Chairman, President, Director of
                                             Investments, Chief Executive Officer and Chief
                                             Investment Officer, A I M Capital Management,
                                             Inc.

                                             Formerly:  Director, A I M Advisors, Inc., A I M
                                             Management Group Inc. and A I M Capital
                                             Management, Inc.
-------------------------------------------------------------------------------------------------------------------



-------


(6)  Mr. Larsen retired effective December 31, 2004

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2004




-----------------------------------------------------------------------------------------------------------------
     NAME OF TRUSTEE                DOLLAR RANGE OF EQUITY SECURITIES            AGGREGATE DOLLAR RANGE OF EQUITY
                                                PER FUND                           SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                                                                   TRUSTEE IN THE AIM FAMILY OF
                                                                                             FUNDS(R)
-----------------------------------------------------------------------------------------------------------------
Robert H. Graham            Aggressive Growth                 Over $100,000               Over $100,000

                            Blue Chip                         Over $100,000

                            Capital Development               Over $100,000

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Diversified Dividend              Over $100,000

                            Emerging Growth                   Over $100,000

                            Large Cap Basic Value             Over $100,000

                            Large Cap Growth                  Over $100,000

                            Mid Cap Growth                   Over $100,000]

                            Weingarten                        Over $100,000
-----------------------------------------------------------------------------------------------------------------
Mark H. Williamson          Large Cap Growth             $50,000 - $100,000               Over $100,000

-----------------------------------------------------------------------------------------------------------------
Bob R. Baker                                                            -0-               Over $100,000

-----------------------------------------------------------------------------------------------------------------
Frank S. Bayley             Charter                       $10,001 - $50,000               Over $100,000

                            Mid Cap Growth               $10,001 - $50,000]

-----------------------------------------------------------------------------------------------------------------
James T. Bunch              Blue Chip                          $1 - $10,000               Over $100,000

                            Large Cap Basic Value        $50,001 - $100,000

                            Large Cap Growth                   $1 - $10,000

-----------------------------------------------------------------------------------------------------------------
Bruce L. Crockett           Aggressive Growth                  $1 - $10,000            $10,001 - $50,000(7)

                            Charter                            $1 - $10,000

                            Constellation                      $1 - $10,000

                            Weingarten                         $1 - $10,000

-----------------------------------------------------------------------------------------------------------------
Albert R. Dowden            Blue Chip                     $10,001 - $50,000               Over $100,000

                            Emerging Growth               $10,001 - $50,000



--------
(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

-----------------------------------------------------------------------------------------------------------------
     NAME OF TRUSTEE                DOLLAR RANGE OF EQUITY SECURITIES            AGGREGATE DOLLAR RANGE OF EQUITY
                                                PER FUND                           SECURITIES IN ALL REGISTERED
                                                                                 INVESTMENT COMPANIES OVERSEEN BY
                                                                                   TRUSTEE IN THE AIM FAMILY OF
                                                                                             FUNDS(R)
-----------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.         Capital Development               Over $100,000             Over $100,000 (7)

-----------------------------------------------------------------------------------------------------------------
Jack M. Fields              Blue Chip                          $1 - $10,000             Over $100,000 (7)

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Weingarten                        Over $100,000

-----------------------------------------------------------------------------------------------------------------
Carl Frischling             Aggressive Growth            $50,001 - $100,000             Over $100,000 (7)

                            Blue Chip                         Over $100,000

                            Capital Development               Over $100,000

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Weingarten                   $50,001 - $100,000

-----------------------------------------------------------------------------------------------------------------
Gerald J. Lewis             Blue Chip                          $1 - $10,000                Over $100,000

                            Capital Development           $10,001 - $50,000

                            Large Cap Basic Value              $1 - $10,000

                            Large Cap Growth                   $1 - $10,000

-----------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                                                      -0-              $1 - $10,000(7)

-----------------------------------------------------------------------------------------------------------------
Lewis F. Pennock            Capital Development                $1 - $10,000                Over 100,000

                            Charter                       $10,001 - $50,000

                            Diversified Dividend               $1 - $10,000

                            Large Cap Basic Value              $1 - $10,000

-----------------------------------------------------------------------------------------------------------------
Ruth H. Quigley                                                         -0-             $10,001 - $50,000

-----------------------------------------------------------------------------------------------------------------
Larry Soll                  Blue Chip                  [$50,001 - $100,000]              Over $100,000(7)

                            Large Cap Basic Value            [$1 - $10,000]

                            Large Cap Growth                  $1 - $10,000]
-----------------------------------------------------------------------------------------------------------------


--------


(7) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2004:


                                                            RETIREMENT
                                         AGGREGATE           BENEFITS       ESTIMATED ANNUAL          TOTAL
                                     COMPENSATION FROM       ACCRUED         BENEFITS UPON         COMPENSATION
                                            THE               BY ALL         RETIREMENT FOR        FROM ALL AIM
               TRUSTEE                  TRUST(1)(2)        AIM FUNDS(3)      AIM FUNDS (4)         FUNDS(5)(6)
-------------------------------------------------------------------------------------------------------------------
   Bob R. Baker                           $ 26,824           $ 198,871         $ 144,786            $ 189,750
   Frank S. Bayley                          26,774             175,241           112,500              193,500
   James T. Bunch                           26,824             143,455           112,500              186,000
   Bruce L. Crockett                        26,774              75,638           112,500              223,500
   Albert R. Dowden                         26,634              93,210           112,500              192,500
   Edward K. Dunn, Jr.                      26,774             133,390           112,500              193,500
   Jack M. Fields                           26,774              48,070           112,500              186,000
   Carl Frischling(7)                       26,616              62,040           112,500              185,000
   Gerald J. Lewis                          26,824             143,455           112,500              186,000
   Prema Mathai-Davis                       26,774              55,768           112,500              189,750
   Lewis F. Pennock                         26,774              80,777           112,500              186,000
   Ruth H. Quigley                          26,774             154,767           112,500              189,750
   Louis S. Sklar(8)                        26,774             115,160           101,250              186,000
   Larry Soll                               26,824             184,356           130,823              186,000



(1) Amounts shown are based on the fiscal year ended October 31, 2004. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2003, including earnings, was $97,262.



(2) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Aggregate Compensation From The Trust") above does not include $6,777 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the fiscal year ended October 31, 2004.



(3) During the fiscal year ended October 31, 2004, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $197,215.



(4) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement and assumes each trustee serves until his or her normal retirement date.



(5) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(6) At the request of the trustees, AMVESCAP has agreed to reimburse the Trust for Fund expenses related to market timing matters. "Total Compensation From All AIM Funds" above does not include $44,000 of trustee compensation which, pursuant to such agreement, was reimbursed by AMVESCAP during the calendar year ended December 31, 2004.



(7) During the fiscal year ended October 31, 2004, the Trust paid $140,199 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm



(8)  Mr. Sklar retired effective December 31, 2004.

                                   APPENDIX D

                          PROXY POLICIES AND PROCEDURES
                         (AS AMENDED SEPTEMBER 16, 2004)

A.    PROXY POLICIES

      Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

      I.   BOARDS OF DIRECTORS

           A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

           There are some actions by directors that should result in votes being withheld. These instances include directors who:

           - Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

           - Attend less than 75 percent of the board and committee meetings without a valid excuse;

           -   Implement or renew a dead-hand or modified dead-hand poison pill;

           -   Sit on the boards of an excessive number of companies;

           - Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

           - Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

           - Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

           Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

           - Long-term financial performance of the target company relative to its industry;

           Management's track record;

           -   Portfolio manager's assessment;

           -   Qualifications of director nominees (both slates);

           - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

           -   Background to the proxy contest.

      II.  INDEPENDENT AUDITORS

           A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

           - It is not clear that the auditors will be able to fulfill their function;

           - There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

           - The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

      III. COMPENSATION PROGRAMS

           Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

           - We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

           - We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

           - We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

           - We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

           - We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

      IV.  CORPORATE MATTERS

           We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

           - We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

           - We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

           - We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

           - We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

      V.   SHAREHOLDER PROPOSALS

           Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

           - We will generally abstain from shareholder social and environmental proposals.

           - We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

           - We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

           - We will generally vote for proposals to lower barriers to shareholder action.

           - We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

      VI.  OTHER

           - We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

           - We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

           - We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

           AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.    PROXY COMMITTEE PROCEDURES

      The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

      The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

      AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

      In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
      Trustees:

      1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

      2. AIM will not publicly announce its voting intentions and the reasons therefore.

      3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

      4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.    BUSINESS/DISASTER RECOVERY

      If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.    RESTRICTIONS AFFECTING VOTING

      If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.    CONFLICTS OF INTEREST

      The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

      In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board in the next quarterly report.

      To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F.    FUND OF FUNDS

      WHEN AN AIM FUND THAT INVESTS IN ANOTHER AIM FUND(S) HAS THE RIGHT TO VOTE ON THE PROXY OF THE UNDERLYING AIM FUND, AIM WILL SEEK GUIDANCE FROM THE BOARD OF TRUSTEES OF THE INVESTING AIM FUND ON HOW TO VOTE SUCH PROXY.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of January 31, 2005.


AIM AGGRESSIVE GROWTH FUND

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF        OWNED OF          OWNED OF          OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust
Company Trustee
FBO Otis Koglin Wilson
Architects Inc. 401(k) Plan
PO Box 105779
Atlanta, GA  30348-5779                  --               --              --             8.62%                --
--------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta 7th Fl
333 West 34th St
New York,  NY  10001-2402             5.37%               --              --               --                 --
--------------------------------------------------------------------------------------------------------------------
JC Penney Company Inc Savings
PS & Stock Ownership Pl Tr
105 Rosemont Rd
Westwood, MA 02090-2318                  --               --              --               --              97.28%
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484           6.47%               --           8.21%               --                 --
--------------------------------------------------------------------------------------------------------------------
Reliance Trust
FBO Northern Printing Network
401(k)
PO Box 48529
Atlanta, GA  30362-1529                  --               --              --             5.18%                --
--------------------------------------------------------------------------------------------------------------------

                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF        OWNED OF          OWNED OF          OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
The Manufacturers Life
Insurance Company (U.S.A.)
250 Bloor St East, 7th Floor
Toronto, Ontario, Canada
M4WIE5                                   --               --              --               --                 --
--------------------------------------------------------------------------------------------------------------------
Wilmington Trust Comp. Cust.
FBO
Olson International Employee
401(k)
Salary Plan
c/o Mutual Funds
P. O. Box 8971
Wilmington, DE  19899-8971               --               --              --             6.44%                --
--------------------------------------------------------------------------------------------------------------------

AIM BLUE CHIP FUND

                                                                                                     INSTITUTIONAL      INVESTOR
                                    CLASS A          CLASS B          CLASS C          CLASS R           CLASS           CLASS
                                     SHARES          SHARES           SHARES           SHARES           SHARES           SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF        OWNED OF          OWNED OF         OWNED OF        OWNED OF
PRINCIPAL HOLDER                     RECORD          RECORD           RECORD           RECORD           RECORD           RECORD
---------------------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co.
Trustee
FBO The McDevitt Co. Employees
401(k) Plan
PO Box 105779
Atlanta, GA 30348-5779                  --              --               --            31.28%              --               --
---------------------------------------------------------------------------------------------------------------------------------
Capital Bank & Trust Co. FBO
Government Micro Resources
Inc. 401(k)
C/O Planpremier/FASCORP
8515 E Orchard Rd #2T2
Greenwood Village, CO
80111-5002                              --              --               --             7.59%              --               --
---------------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Special Custody FBO Customers
(SIM)
Attn:  Mutual Funds
101 Montgomery St
San Francisco, CA  94104-4122           --              --               --               --               --            8.49%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     INSTITUTIONAL      INVESTOR
                                    CLASS A          CLASS B          CLASS C          CLASS R           CLASS           CLASS
                                     SHARES          SHARES           SHARES           SHARES           SHARES           SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF        OWNED OF          OWNED OF         OWNED OF        OWNED OF
PRINCIPAL HOLDER                     RECORD          RECORD           RECORD           RECORD           RECORD           RECORD
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta
7th Floor
333 West 34th Street
New York, NY  10001-2402                --            6.16%            6.87%              --               --               --
---------------------------------------------------------------------------------------------------------------------------------
MCB Trust Services Cust. FBO
Fresh Meadow Mechanical Corp.
700 17th St. Ste 300
Denver, CO 80202-3531                   --              --               --             5.88%              --               --
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL 32246-6484          9.19%            6.32%           12.48%              --               --               --
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA FBO
WF Wealthbuilder Growth
Balanced PO
P. O. Box 1533
Minneapolis, MN  55480-1533             --              --               --               --            57.79%              --
---------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Bank NA FBO
WF Wealthbuilder Equity
Portfolio
P. O. Box 1533
Minneapolis, MN  55480-1533             --              --               --               --            30.48%              --
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA FBO
WF Wealthbuildertactical
Equity PO
P. O. Box 1533
Minneapolis, MN  55480-1533             --              --               --               --             6.33%              --
---------------------------------------------------------------------------------------------------------------------------------

AIM CAPITAL DEVELOPMENT FUND

                                                                                                      INSTITUTIONAL       INVESTOR
                                    CLASS A           CLASS B          CLASS C                            CLASS             CLASS
                                     SHARES           SHARES            SHARES       CLASS R SHARES       SHARES           SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF          OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD            RECORD           RECORD           RECORD           RECORD
-----------------------------------------------------------------------------------------------------------------------------------
AMVESCAP National TC
Cust IRA R/O
John W Scott
IRA Roll-Over 04/23/91
8585 W Dakota Ave
Apt 214
Lakewood CO 80226-3080                  --               --                --               --               --             5.51%
-----------------------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust
FBO Palmer & Cay Inc.
Retirement Plan
P. O. Box 105779
Atlanta, GA  30348-5779                 --               --                --               --            98.07%              --
-----------------------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co.
FBO Equator Technologies,
Inc. 401(k) Retirement Plan
PO Box 105779
Atlanta, GA  30348-5779                 --               --                --            12.26%              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Capital Bank & Trust Co.
Trustee FBO Sakson & Taylor
Inc. 401(k) PSP
C/O Planpremier/FASCORP
8515 E Orchard Rd Ste 2T2
Greenwood Village, CO
80111-5002                              --               --                --            14.86%              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
House Acct
Attn:  Cindy Tempesta
7th Floor
333 West 34th St
New York, NY  10001-2402                --             6.26%               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Coastgear & Company
State Street Bank & Trust
Attn:  Kevin Smith
105 Rosemont Avenue
Westwood, MA  02090-2318                --               --             9.29%               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Deferred Comp Plan
FBO Carl Frischling
Attn Sheri Morris
PO Box 4333
Houston, TX 77210-4333                  --               --                --               --               --            32.82%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      INSTITUTIONAL       INVESTOR
                                    CLASS A           CLASS B          CLASS C                            CLASS             CLASS
                                     SHARES           SHARES            SHARES       CLASS R SHARES       SHARES           SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF          OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD            RECORD           RECORD           RECORD           RECORD
-----------------------------------------------------------------------------------------------------------------------------------
Deferred Comp Plan
FBO Edward K Dunn Jr
Attn Sheri Morris
PO Box 4333
Houston, TX 77210-4333                  --               --                --               --               --            34.42%
-----------------------------------------------------------------------------------------------------------------------------------
Deferred Comp Plan
FBO Owen Daly
Attn Sheri Morris
PO Box 4333
Houston, TX 77210-4333                  --               --                --               --               --             7.55%
-----------------------------------------------------------------------------------------------------------------------------------
FTB&T Trustee for Defined
Contribution Services 401(k)
FBO
North Pointe Financial
Services, Inc.
Attn: Securities Settlement
3555 Data Dr.
Rancho Cordova, CA  95670-7312          --               --                --            14.77%              --               --
-----------------------------------------------------------------------------------------------------------------------------------
MCB Trust Services
Cust. FBO
700 17th St, Ste 300
Denver, CO  80202-3531                  --               --                --            5.42%               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484          5.41%             7.89%            12.41%              --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

AIM CHARTER FUND

                                       CLASS A         CLASS B          CLASS C          CLASS R       INSTITUTIONAL
                                       SHARES           SHARES          SHARES           SHARES         CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                     PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                    OWNED OF        OWNED OF        OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                       RECORD           RECORD          RECORD           RECORD            RECORD
--------------------------------------------------------------------------------------------------------------------
AIM Conservative Asset
Allocation Fund Omnibus Acct
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX  77046-1113                   --               --              --               --             62.53%
--------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co. FBO
Equator Technologies, Inc.
401(k) Retirement Plan
PO Box 105779
Atlanta, GA  30348-5779                   --               --              --            11.37%               --
--------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co.
Trustee
FBO Big Horn Basin
Orthopedic Clinic PC
Profit Sharing Plan
PO Box 105779
Atlanta, GA  30348-5779                   --               --              --            14.27%               --
--------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta
7th Floor
333 West 34th Street
New York, NY  10001-2402                6.00%           5.48%            7.15%              --                --
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484             7.72%           5.48%           12.73%              --                --
--------------------------------------------------------------------------------------------------------------------
Reliance Trust Company Custodian
FBO Morley Incentives 401(k)
Profit Sharing Plan & Trust
PO Box 48529
Atlanta, GA  30362-1529                   --               --              --            18.30%               --
--------------------------------------------------------------------------------------------------------------------

AIM CONSTELLATION FUND

                                      CLASS A         CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                   OWNED OF        OWNED OF        OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
American Express Trust American
Express
996 AXP Financial Ctr
Minneapolis, MN 55474-0009               --               --              --               --              10.72%
--------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co.
Trustee
FBO Guys Inc. 401(k) Profit
Sharing Plan
PO Box 105779
Atlanta, GA  30348-5779                  --               --              --             5.18%                --
--------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co.
Trustee
FBO Speidel Inc. 401(k) Plan
PO Box 105779
Atlanta, GA  30348-5779                  --               --              --             8.13%                --
--------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
House Account
Attn:  Cindy Tempesta
7th Floor
333 West 34th Street
New York, NY  10001-2403               5.71%              --           6.69%               --                 --
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484           10.37%              --           14.68%              --                 --
--------------------------------------------------------------------------------------------------------------------
Ohio Public
Employees Deferred Compensation
Plan
250 Civic Center Dr, Ste 350
Columbus, OH   43215-5450                --               --              --               --              70.21%
--------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO William J Kamm and Sons
Inc. 401(k) Plan
PO Box 48529
Atlanta, GA  30362-1529                  --               --              --             7.47%                --
--------------------------------------------------------------------------------------------------------------------

                                      CLASS A         CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                   OWNED OF        OWNED OF        OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank West NA
Custodian
City of Houston
457 Deferred Compensation Plan
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO   80111-0000               --               --              --               --              11.62%
--------------------------------------------------------------------------------------------------------------------

AIM CORE STRATEGIES FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
                                             PERCENTAGE OWNED          PERCENTAGE OWNED           PERCENTAGE OWNED
NAME AND ADDRESS OF                                 OF                        OF                         OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
------------------------------------------------------------------------------------------------------------------
A I M Advisors, Inc.(1)
Attn:  Corporate Controller
11 Greenway Plz, Ste 100
Houston, TX  77046                               100%(2)                    100%(2)                   100%(2)
------------------------------------------------------------------------------------------------------------------

(1)   Owned of record and beneficially.
(2) Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.


AIM DENT DEMOGRAPHIC TRENDS FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
                                             PERCENTAGE OWNED          PERCENTAGE OWNED           PERCENTAGE OWNED
NAME AND ADDRESS OF                                 OF                        OF                         OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
------------------------------------------------------------------------------------------------------------------
Citigroup Global House Acct
Attn:  Cindy Tempesta
7th Floor
333 West 34th Street
New York, NY  10001-2402                             --                      9.62%                     12.11%
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL   32246                             --                      9.16%                     14.74%
------------------------------------------------------------------------------------------------------------------

AIM DIVERSIFIED DIVIDEND FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
                                             PERCENTAGE OWNED          PERCENTAGE OWNED           PERCENTAGE OWNED
NAME AND ADDRESS OF                                 OF                         OF                        OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Solo Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL  32246                              --                     11.76%                        --
------------------------------------------------------------------------------------------------------------------

AIM EMERGING GROWTH FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
                                             PERCENTAGE OWNED          PERCENTAGE OWNED           PERCENTAGE OWNED
NAME AND ADDRESS OF                                 OF                         OF                        OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL   32246                          7.53%                        --                      11.13%
------------------------------------------------------------------------------------------------------------------

AIM LARGE CAP BASIC VALUE FUND

                                                                                                                           INVESTOR
                                     CLASS A          CLASS B           CLASS C          CLASS R        INSTITUTIONAL        CLASS
                                      SHARES           SHARES           SHARES            SHARES           SHARES           SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                    PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF         OWNED OF          OWNED OF         OWNED OF         OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD           RECORD            RECORD           RECORD           RECORD
------------------------------------------------------------------------------------------------------------------------------------
AIM Aggressive Asset Allocation
Fund Omnibus Acct
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX 77046-1113                   --               --               --                --            35.77%              --
------------------------------------------------------------------------------------------------------------------------------------
AIM Conservative Asset
Allocation Fund Omnibus Acct
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX 77046-1113                   --               --               --                --             5.85%              --
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                           INVESTOR
                                     CLASS A          CLASS B           CLASS C          CLASS R        INSTITUTIONAL        CLASS
                                      SHARES           SHARES           SHARES            SHARES           SHARES           SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                    PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF         OWNED OF          OWNED OF         OWNED OF         OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD           RECORD            RECORD           RECORD           RECORD
------------------------------------------------------------------------------------------------------------------------------------
AIM Moderate Asset Allocation
Fund
Omnibus Acct
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX 77046-1113                   --               --               --                --            39.59%              --
------------------------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co. FBO
Itasca Bank & Trust Co. 401(k)
Plan
PO Box 105779
Atlanta, GA  30348-5779                  --               --               --             16.39%              --               --
------------------------------------------------------------------------------------------------------------------------------------
 AMVESCAP National Trust Co.
FBO Palmer & Cay Inc.
Retirement Plan
P. O. Box 105779
Atlanta, GA  30348-5779                  --               --               --                --            18.76%              --
------------------------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co. Inc.
Special Custody FBO Customers
(SIM)
Attn: Mutual Funds
101 Montgomery St
San Francisco, CA  94104-4122            --               --               --                --               --             7.34%
------------------------------------------------------------------------------------------------------------------------------------
Federated Lighting Inc.
401(k) Profit Sharing Plan
1600 Trade Zone Ave,
Ste 406
Upper Marlboro, MD  20772                --               --               --             14.50%              --               --
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Trust Co.
FBO Hanger Orthopedic Group
Inc. & Sel. Sub Tax Deferred
Savings Plan & Trust 401(k)
400 Colony Sq, Ste 2200
1201 Peachtree, Ste NE
Atlanta, GA 30361-6302                   --               --               --                --               --             5.92%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                           INVESTOR
                                     CLASS A          CLASS B           CLASS C          CLASS R        INSTITUTIONAL        CLASS
                                      SHARES           SHARES           SHARES            SHARES           SHARES           SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                    PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF         OWNED OF         OWNED OF          OWNED OF         OWNED OF         OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD           RECORD            RECORD           RECORD           RECORD
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Trust Co. Trustee
Magellan Health Services
Retirement Savings Plan & Trust
401(k)
PO Box 105779
Atlanta, GA  30348-5779                  --               --               --                --               --            22.10%
------------------------------------------------------------------------------------------------------------------------------------
INVESCO Trust Co. Trustee
Hickory Springs MFG Co.
Savings & Trust
PO Box 218
Hickory,  NC  28603-0128                 --               --               --                --               --             6.00%
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246                18.66%           14.16%           17.60%               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian FBO Rosin Optical Co.
Inc. Profit Sharing Plan
PO Box 48529
Atlanta, GA  30362-1529                  --               --               --             9.77%               --               --
------------------------------------------------------------------------------------------------------------------------------------

AIM LARGE CAP GROWTH FUND

                                                                                                       INSTITUTIONAL       INVESTOR
                                     CLASS A          CLASS B          CLASS C           CLASS R           CLASS             CLASS
                                     SHARES           SHARES            SHARES           SHARES            SHARES           SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF          OWNED OF         OWNED OF          OWNED OF         OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD            RECORD           RECORD            RECORD           RECORD
------------------------------------------------------------------------------------------------------------------------------------
AIM Aggressive Asset
Allocation Fund Omnibus Acct
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX  77046-1113                 --               --                --               --             42.50%              --
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       INSTITUTIONAL       INVESTOR
                                     CLASS A          CLASS B          CLASS C           CLASS R           CLASS             CLASS
                                     SHARES           SHARES            SHARES           SHARES            SHARES           SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE        PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF          OWNED OF         OWNED OF          OWNED OF         OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD            RECORD           RECORD            RECORD           RECORD
------------------------------------------------------------------------------------------------------------------------------------
AIM Conservative Asset
Allocation Fund Omnibus Acct
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX  77046-1113                 --               --                --               --             6.08%               --
------------------------------------------------------------------------------------------------------------------------------------
AIM Moderate Asset Allocation
Fund Omnibus Acct
C/O AIM Advisors
11 E Greenway Plz, Ste 100
Houston, TX  77046-1113                 --               --                --               --             51.40%              --
------------------------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co.
Trustee
FBO Big Horn Basin Orthopedic
Clinic
Profit P.C. Sharing Plan
PO Box 105779
Atlanta, GA  30348                      --               --                --            24.70%               --               --
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets House
Acct
Attn:  Cindy Tempesta
7th Floor
333 West 34th Street
New York, NY  10001-2483                --             5.82%            15.47%              --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246               30.33%           10.41%            10.33%              --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian FBO Continental
Products Inc. 401(k) Plan
PO Box 48529
Atlanta, GA  30362-1529                 --               --                --            10.32%               --               --
------------------------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian FBO Morley
Incentives 401(k) Profit
Sharing Plan & Trust
PO Box 48529
Atlanta, GA  30362-1529                 --               --                --            21.67%               --               --
------------------------------------------------------------------------------------------------------------------------------------

AIM MID CAP GROWTH FUND

                                                                                                        INSTITUTIONAL
                                        CLASS A          CLASS B          CLASS C          CLASS R           CLASS
                                        SHARES           SHARES           SHARES           SHARES           SHARES
---------------------------------------------------------------------------------------------------------------------
                                      PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                    OWNED OF         OWNED OF         OWNED OF         OWNED OF         OWNED OF
PRINCIPAL HOLDER                        RECORD           RECORD           RECORD           RECORD           RECORD
---------------------------------------------------------------------------------------------------------------------
A I M Advisors, Inc.(1)
Attn: David Hessel
11 Greenway Plz ,Ste 100
Houston, TX 77046-1103                     --               --               --               --           100%(2)
---------------------------------------------------------------------------------------------------------------------
AMVESCAP National Trust Co.
FBO West Boylston Insurance Agency
Inc.
401(k) Plan
PO Box 105779
Atlanta, GA  30348-5779                    --               --               --            10.34%              --
---------------------------------------------------------------------------------------------------------------------
MCB Trust Services Custodian
FBO 700 17th St, Ste 300
Denver, CO  80202-3531                     --               --               --            15.19%              --
---------------------------------------------------------------------------------------------------------------------
MCB Trust Services Custodian
FBO Pacific Business Group Sandberg
Gonzalez & Creeden PC
700 17th St, Ste 300
Denver, CO  80202-3531                     --               --               --             6.16%              --
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246                   9.03%            7.03%           15.60%              --               --
---------------------------------------------------------------------------------------------------------------------

(1)   Owned of record and beneficially.
(2) Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM SELECT BASIC VALUE FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
                                             PERCENTAGE OWNED          PERCENTAGE OWNED           PERCENTAGE OWNED
NAME AND ADDRESS OF                                 OF                        OF                         OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
------------------------------------------------------------------------------------------------------------------
A I M Advisors, Inc.(1)
Attn:  Corporate Controller
11 Greenway Plz, Ste 100
Houston, TX  77046-1103                          100%(2)                    100%(2)                   100%(2)
------------------------------------------------------------------------------------------------------------------

(1)   Owned of record and beneficially.
(2) Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.


AIM U.S. GROWTH FUND

                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
------------------------------------------------------------------------------------------------------------------
                                             PERCENTAGE OWNED          PERCENTAGE OWNED           PERCENTAGE OWNED
NAME AND ADDRESS OF                                 OF                         OF                        OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
------------------------------------------------------------------------------------------------------------------
A I M Advisors, Inc.(1)
Attn:  Corporate Controller
11 Greenway Plz, Ste 100
Houston, TX 77046                                100%(2)                    100%(2)                   100%(2)
------------------------------------------------------------------------------------------------------------------

(1)   Owned of record and beneficially.
(2) Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.


AIM WEINGARTEN FUND

                                      CLASS A         CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                   OWNED OF        OWNED OF        OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
AIM Foundation
Attn:  Patricia Lewis
11 Greenway Plz, Ste 2600
Houston, TX  77046                       --               --              --               --              27.18%
--------------------------------------------------------------------------------------------------------------------
Citigroup Global House Acct
Attn:  Cindy Tempesta
7th Floor
333 West 34th Street
New York, NY  10001-2483               7.59%           5.98%           5.53%               --                 --
--------------------------------------------------------------------------------------------------------------------
City of Cambridge, Trustee
FBO City of Cambridge 457
Deferred Compensation Plan
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO  80111-5002                --               --              --               --              7.49%
--------------------------------------------------------------------------------------------------------------------

                                      CLASS A         CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                   OWNED OF        OWNED OF        OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
City of Springfield, Trustee
FBO City of Springfield 457
Deferred Compensation Plan
C/O Great West,
Recordkeeper
8515 E Orchard Rd. 2T2
Engelwood, CO  80111-5037                --               --              --               --              7.04%
--------------------------------------------------------------------------------------------------------------------
Cortina Tool & Molding Co.
Michael Giannelli
912 Tamer Ln
Glenview, IL 60025-3767                  --               --              --             5.91%                --
--------------------------------------------------------------------------------------------------------------------
David Leary, Trustee
FBO Town of Weymouth
457 Deferred Compensation Plan
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO  80111-0000                --               --              --               --              13.89%
--------------------------------------------------------------------------------------------------------------------
First Command Bank Trust
Attn:  Trust Department
PO Box 901075
Fort Worth, TX  76101-0000               --               --              --               --              6.05%
--------------------------------------------------------------------------------------------------------------------
Macquarium Inc. 401(k)
Louis K or Mark F Adler
Trustees Omnibus Acct
910 Travis St, Ste 1950
Houston, TX  77002-5806                  --               --              --             7.51%                --
--------------------------------------------------------------------------------------------------------------------
MCB Trust Services
Custodian FBO Harmony Printing &
Development
700 17th St, Ste 300
Denver, CO 80202-3531                    --               --              --            17.33%                --
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246                 9.54%              --           15.63%           17.57%                --
--------------------------------------------------------------------------------------------------------------------

                                      CLASS A         CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                    PERCENTAGE       PERCENTAGE      PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                   OWNED OF        OWNED OF        OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                      RECORD           RECORD          RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Reginald B Berka or William
Nichtberger Trustees FBO
Aphelion Inc. Employees Savings
Trust
1100 Nasa Rd 1, Ste 606
Houston, TX  77058-3325                  --               --              --             6.55%                --
--------------------------------------------------------------------------------------------------------------------
Town of Watertown, Trustee
FBO Town of Watertown
457 Deferred Compensation Plan
C/O Great West, Recordkeeper
8515 E Orchard Rd 2T2
Englewood, CO   80111-0000               --               --              --               --              7.07%
--------------------------------------------------------------------------------------------------------------------
William Wilson Assoc Architects
401(k)
James Leslie TTEE
Omnibus Acct
374 Congress St, Ste 400
Boston, MA  02210-1807                   --               --              --             7.44%                --
--------------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP


As of January 31, 2005, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


 FUND NAME                     2004                                    2003                                     2002
------------   ------------------------------------   -------------------------------------   --------------------------------------
                                             NET         NET                         NET
               MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT     MANAGEMENT  MANAGEMENT   MANAGEMENT   MANAGEMENT   MANAGEMENT
               FEE PAYABLE  FEE WAIVERS   FEE PAID     FEE PAID     FEE WAIVERS   FEE PAID    FEE PAYABLE  FEE WAIVERS  FEE PAYABLE
               -----------  -----------   --------     --------     -----------   --------    -----------  -----------  ------------
AIM
Aggressive
Growth Fund    $14,026,309    $ 12,113   $14,014,196   $13,458,191    $ 16,521  $13,441,670   $17,081,494  $   16,400    $17,065,094

AIM Blue
Chip Fund      $18,508,235    $ 11,809   $18,496,426   $17,924,075    $ 21,702  $17,902,373   $24,803,281  $   26,519    $24,776,762

AIM Capital
Development
Fund           $ 7,018,923    $  8,699   $ 7,010,224   $ 6,014,863    $ 11,378  $ 6,003,485   $ 7,368,692  $   11,465    $ 7,357,227

AIM Charter
Fund           $20,136,790    $ 44,820   $20,091,970   $20,917,533    $ 71,387  $20,846,146   $29,583,893  $   58,255    $29,525,638

AIM
Constellation
Fund           $46,243,987    $623,391   $45,620,596   $46,349,081    $638,100  $45,710,981   $63,117,935  $1,334,866    $61,783,069

AIM Large Cap
Basic Value    $ 2,109,274    $  2,312   $ 2,106,962   $ 1,211,828    $  1,844  $ 1,209,984   $ 1,168,281  $      793    $ 1,167,488

AIM Large Cap
Growth Fund    $ 5,663,512    $  3,368   $ 5,660,144   $ 1,987,347    $  1,994  $ 1,985,353   $ 2,371,037  $    3,052    $ 2,367,985

AIM Mid Cap
Growth Fund    $ 1,780,749    $  2,147   $ 1,778,602   $ 1,343,201    $  2,625  $ 1,340,576   $ 1,620,211  $    2,679    $ 1,617,532

AIM
Weingarten
Fund           $17,028,857   $  5,987    $17,022,870   $17,030,956    $  8,168  $17,022,788   $26,086,537  $   28,985    $26,057,552


                                   APPENDIX G
                               PORTFOLIO MANAGERS

                             As of October 31, 2004


                            INVESTMENTS IN EACH FUND


  NAME OF PORTFOLIO MANAGER                           DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)
                                 AIM AGGRESSIVE GROWTH FUND
Karl Farmer                                                        $10,001 - $50,000
Jay K. Rushin                                                            None

                                      AIM BLUE CHIP FUND
Kirk L. Anderson                                                    $1.00 - $10,000
Monika H. Degan                                                   $100,001 - $500,000

                                 AIM CAPITAL DEVELOPMENT FUND
Michael Chapman                                                    $10,001 - $50,000
Paul J. Rasplicka                                                 $100,001 - $500,000

                                       AIM CHARTER FUND
Ronald S. Sloan                                                  $500,001 - $1,000,000

                                    AIM CONSTELLATION FUND
Christian A. Costanzo                                             $100,001 - $500,000
Robert J. Lloyd                                                           None
Bryan A. Unterhalter                                               $10,001 - $50,000
Kenneth A. Zschappel                                              $100,001 - $500,000

                                AIM LARGE CAP BASIC VALUE FUND
R. Canon Coleman II                                                $50,001 - $100,000
Matthew W. Seinsheimer                                             $10,001 - $50,000
Michael J. Simon                                                   $10,001 - $50,000
Bret W. Stanley                                                  $500,001 - $1,000,000
                                   AIM LARGE CAP GROWTH FUND
Geoffrey V. Keeling                                               $100,001 - $500,000
Robert L. Shoss                                                   $100,001 - $500,000

                                    AIM MID CAP GROWTH FUND
Karl Farmer                                                        $50,001 - $100,000
Jay K. Rushin                                                             None

                                      AIM WEINGARTEN FUND
James G. Birdsall                                                 $100,001 - $500,000
Lanny H. Sachnowitz                                              $500,001 - $1,000,000

DESCRIPTION OF COMPENSATION STRUCTURE

AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

      High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                             OTHER MANAGED ACCOUNTS

                             As of October 31, 2004


         AIM's portfolio managers develop investment models which are used in connection with the management of certain AIM funds as well as other mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.



NAME OF PORTFOLIO MANAGER           NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
                                                   TOTAL ASSETS BY CATEGORY
                                      AIM AGGRESSIVE GROWTH FUND

Karl Farmer                   7 Registered Mutual Funds with $1,080,915,527 in total assets under management

                              1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                              2 Other Accounts with $302,491 in total assets under management(2)

Jay K. Rushin                 10 Registered Mutual Funds with $1,832,566,185 in total assets under management

                              1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                              2 Other Accounts with $302,491 in total assets under management(2)

                                          AIM BLUE CHIP FUND

Kirk L. Anderson              16 Registered Mutual Funds with $5,446,066,160 in total assets under management

                              4 Unregistered Pooled Investment Vehicle with $403,532,853 in total assets under management

Monika H. Degan               4 Registered Mutual Funds with $1,963,367,362 in total assets under management

                                     AIM CAPITAL DEVELOPMENT FUND

Michael Chapman                6 Registered Mutual Funds with $3,110,037,405 in total assets under management


----------
(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

NAME OF PORTFOLIO MANAGER           NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
                                                   TOTAL ASSETS BY CATEGORY
                              6 Registered Mutual Funds with $3,195,133,930 in total assets under
Paul J. Rasplicka             management

                              1 Other Account with $1,722,818 in total assets under management

                                           AIM CHARTER FUND

Ronald S. Sloan               10 Registered Mutual Funds with $14,243,823,980 in total assets under management

                              2 Unregistered Pooled Investment Vehicles with $54,820,135 in total assets under management

                              7,696 Other Accounts with $1,605,249,642 in total assets under management(2)

                                        AIM CONSTELLATION FUND

Christian A. Costanzo         4 Registered Mutual Funds with $1,771,220,355 in total assets under management

                              2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                              201 Other Accounts with $32,983,919 in total assets under management(2)

Robert J. Lloyd               5 Registered Mutual Funds with $3,853,316,960 in total assets under management

                              2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                              201 Other Accounts with $32,983,919 in total assets under management(2)

Bryan A. Unterhalter          13 Registered Mutual Funds with $4,169,122,766 in total assets under management

                              5 Unregistered Pooled Investment Vehicles with $441,234,148 in total assets under management

                              201 Other Accounts with $32,983,919 in total assets under management(2)


----------
(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

NAME OF PORTFOLIO MANAGER           NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
                                                   TOTAL ASSETS BY CATEGORY
                                  5 Registered Mutual Funds with $3,853,316,960 in total assets under
Kenneth A. Zschappel              management

                                  2 Unregistered Pooled Investment Vehicles with $59,249,113 in total assets under management

                                  201 Other Accounts with $32,983,919 in total assets under management(2)

                                            AIM LARGE CAP BASIC VALUE FUND

R. Canon Coleman II               8 Registered Mutual Funds with $10,090,324,076 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management(2)

Matthew W. Seinsheimer            8 Registered Mutual Funds with $10,090,324,076 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management(2)

Michael J. Simon                  12 Registered Mutual Funds with $11,384,494,170 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management(2)

Bret W. Stanley                   11 Registered Mutual Funds with $20,628,926,879 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $19,874,242 in total assets under management

                                  3577 Other Accounts with $969,329,361 in total assets under management(2)


----------
(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

NAME OF PORTFOLIO MANAGER           NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND
                                                   TOTAL ASSETS BY CATEGORY
                                           AIM LARGE CAP GROWTH FUND
Geoffrey V. Keeling               2 Registered Mutual Funds with $147,937,233 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $12,348,024 in total assets under management

                                  12 Other Accounts with $3,182,749 in total assets under management(2)

Robert L. Shoss                   2 Registered Mutual Funds with $147,937,233 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $12,348,024 in total assets under management

                                  12 Other Accounts with $3,182,749 in total assets under management(2)

                                           AIM MID CAP GROWTH FUND
Karl Farmer                       7 Registered Mutual Funds with $2,849,187,575 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                                  2 Other Accounts with $302,491 in total assets under management(2)

Jay K. Rushin                     10 Registered Mutual Funds with $3,600,838,233 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $14,146,084 in total assets under management

                                  2 Other Accounts with $302,491 in total assets under management(2)

                                              AIM WEINGARTEN FUND
James G. Birdsall                 5 Registered Mutual Funds with $1,842,889,409 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $18,369,509 in total assets under management

Lanny H. Sachnowitz               6 Registered Mutual Funds with $9,453,773,386 in total assets under management

                                  1 Unregistered Pooled Investment Vehicle with $18,369,509 in total assets under management


----------
(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

POTENTIAL CONFLICTS OF INTEREST


      Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:


- The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.


- With respect to securities transactions for the Funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.


- Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

- AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                   APPENDIX H

                          ADMINISTRATIVE SERVICES FEES

      The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:


         FUND NAME                   2004             2003               2002
         ---------                   ----             ----               ----
AIM Aggressive Growth Fund         $476,287         $453,825           $383,159
AIM Blue Chip Fund                 $575,871         $540,113           $441,011
AIM Capital Development Fund       $282,196         $240,864           $205,580
AIM Charter Fund                   $585,397         $574,103           $468,551
AIM Constellation Fund             $710,711         $696,174           $629,514
AIM Large Cap Basic Value Fund     $125,883         $50,000            $50,000
AIM Large Cap Growth Fund          $218,708         $91,795            $87,337
AIM Mid Cap Growth Fund            $86,224          $50,000            $50,000
AIM Weingarten Fund                $533,540         $519,857           $450,564

                                   APPENDIX I

                              BROKERAGE COMMISSIONS


Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended October 31 were as follows:


              FUND                     2004             2003           2002
              ----                  ----------       ----------     ---------
AIM Aggressive Growth Fund(2)        $7,102,771      $5,139,873     $5,920,899
AIM Blue Chip Fund                    2,264,163       2,832,412      4,014,589
AIM Capital Development Fund          2,240,761       3,101,168      4,525,600
AIM Charter Fund                      3,381,601       3,525,696     12,272,154
AIM Constellation Fund(3)            10,626,009      13,209,426     16,936,943
AIM Large Cap Basic Value Fund          149,169         280,781        300,919
AIM Large Cap Growth Fund             2,273,002       1,051,689        864,959
AIM Mid Cap Growth Fund               1,108,221       1,267,594      1,118,766
AIM Weingarten Fund(4)                6,145,868      12,206,561     23,824,701


(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.


(2) The variation in the brokerage commissions paid by AIM Aggressive Growth Fund for the fiscal year ended October 31, 2002, as compared to the fiscal year ended October 31, 2000, was due to a significant fluctuation in asset levels and cash outflows.



(3) The variation in brokerage commissions paid by AIM Constellation Fund for the fiscal year ended October 31, 2002, as compared to the two prior fiscal years was due to a decrease in asset levels and portfolio transactions.



(4) The variation in the brokerage commissions paid by AIM Weingarten Fund for the fiscal year ended October 31, 2002, as compared to the prior fiscal year, was due to a decrease in assets and portfolio turnover.

                                   APPENDIX J

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


      During the last fiscal year ended October 31, 2004, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:


                                                                Related
Fund                                Transactions(1)     Brokerage Commissions(1)
----                                ---------------     ------------------------
AIM Aggressive Growth Fund         $3,661,519,389.34      $  7,930,626.33
AIM Blue Chip Fund                  1,648,521,328.82         1,915,196.70
AIM Capital Development Fund        1,005,659,315.62         4,761,859.73
AIM Charter Fund                    2,131,213,461.20         3,018,888.70
AIM Constellation Fund              6,012,345,994.81        12,147,962.04
AIM Large Cap Basic Value Fund        156,558,434.56           129,622.91
AIM Large Cap Growth Fund           1,537,684,180.51         2,048,160.67
AIM Mid Cap Growth Fund               571,548,936.58         1,201,521.39
AIM Weingarten Fund                 3,324,018,528.77         5,983,786.10



(1) Amount is inclusive of commissions paid to, and brokerage transactions placed with, certain brokers that provide execution, research and other services.


      During the last fiscal year ended October 31, 2004, the Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:


              Fund/Issuer              Security        Market Value (as of October 31, 2004)
              -----------              --------        -------------------------------------
AIM Aggressive Growth Fund
   Edwards (A.G), Inc.               Common Stock                 $     9,065,000
   Legg Mason, Inc.                  Common Stock                      28,669,500
   Lehman Brothers Holdings Inc.     Common Stock                      14,376,250


AIM Blue Chip Fund
   Goldman Sachs Group, Inc. (The)   Common Stock                      30,989,700
   J.P. Morgan Chase & Co.           Common Stock                      52,882,000
   Merrill Lynch & Co., Inc.         Common Stock                      29,667,000
   Morgan Stanley                    Common Stock                      25,545,000


AIM Charter Fund
   Morgan Stanley                    Common Stock                      29,747,152


AIM Constellation Fund
   Goldman Sachs Group, Inc. (The)   Common Stock                    $ 24,595,000
   JPMorgan Chase & Co.              Common Stock                      57,900,000


AIM Large Cap Basic Value Fund
   JPMorgan Chase & Co.              Common Stock                      12,481,542
   Merrill Lynch & Co., Inc.         Common Stock                       6,893,532

   Morgan Stanley                    Common Stock                       8,276,580


AIM Mid Cap Growth Fund
   Legg Mason, Inc.                  Common Stock                       2,357,270


AIM Weingarten Fund
   Goldman Sachs Group, Inc. (The)   Common Stock                      39,352,000
   JPMorgan Chase & Co.              Common Stock                      38,600,000
   Lehman Brothers Holdings Inc.     Common Stock                      24,645,000
   Merrill Lynch & Co., Inc.         Common Stock                      26,970,000

                                   APPENDIX K

                                PERFORMANCE DATA


      The average annual total returns for each Fund for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

AVERAGE ANNUAL TOTAL RETURN


                                                   PERIODS ENDED OCTOBER 31, 2004
INSTITUTIONAL SHARES:            1 YEAR      5 YEARS     10 YEARS    SINCE INCEPTION     INCEPTION DATE
                                 ------      -------     --------    ---------------     --------------
AIM Aggressive Growth Fund        7.49         N/A          N/A            0.91            03/15/2002
AIM Blue Chip Fund                3.05         N/A          N/A           (3.19)           03/15/2002
AIM Capital Development Fund      10.38        N/A          N/A            2.86            03/15/2002
AIM Charter Fund                  10.21       (3.66)       9.18            N/A             07/30/1991
AIM Constellation Fund            3.79        (2.98)       7.42            N/A             04/08/1992
AIM Large Cap Basic Value         8.69         6.43         N/A            4.79            06/30/1999
AIM Large Cap Growth              3.38        (4.05)        N/A           (1.38)           03/01/1999
AIM Mid Cap Growth                2.13         N/A          N/A           (1.85)           11/01/1999
AIM Weingarten Fund               4.34       (10.70)       5.37            N/A             10/08/1991


      The cumulative total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) from inception through October 31 are as follows:

CUMULATIVE TOTAL RETURN


                                                   PERIODS ENDED OCTOBER 31, 2004
INSTITUTIONAL SHARES:            1 YEAR      5 YEARS     10 YEARS    SINCE INCEPTION     INCEPTION DATE
                                 ------      -------     --------    ---------------     --------------
AIM Aggressive Growth Fund        7.49         N/A           N/A           2.41            03/15/2002
AIM Blue Chip Fund                3.05         N/A           N/A          (8.16)           03/15/2002
AIM Capital Development Fund      10.38        N/A           N/A           7.69            03/15/2002
AIM Charter Fund                  10.21      (17.02)       140.69          N/A             07/30/1991
AIM Constellation Fund            3.79       (14.05)       104.60          N/A             04/08/1992
AIM Large Cap Basic Value         8.69        36.53          N/A          28.34            06/30/1999
AIM Large Cap Growth              3.38       (18.69)         N/A          (7.55)           03/01/1999
AIM Mid Cap Growth                2.13         N/A           N/A          (8.90)           11/01/1999
AIM Weingarten Fund               4.34       (43.20)        68.65          N/A             10/08/1991


AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:

                                                   PERIODS ENDED OCTOBER 31, 2004
INSTITUTIONAL SHARES:            1 YEAR      5 YEARS     10 YEARS    SINCE INCEPTION     INCEPTION DATE
                                 ------      -------     --------    ---------------     --------------
AIM Aggressive Growth Fund        7.49         N/A          N/A            0.91            03/15/2002
AIM Blue Chip Fund                3.05         N/A          N/A           (3.19)           03/15/2002
AIM Capital Development Fund      9.98         N/A          N/A            2.72            03/15/2002
AIM Charter Fund                  10.09       (4.29)       7.37            N/A             07/30/1991
AIM Constellation Fund            3.79        (4.05)       6.29            N/A             04/08/1992
AIM Large Cap Basic Value         8.69         6.13         N/A            4.51            06/30/1999
AIM Large Cap Growth              3.38        (4.05)        N/A           (1.38)           03/01/1999
AIM Mid Cap Growth                2.13         N/A          N/A           (1.85)           11/01/1999
AIM Weingarten Fund               4.34       (11.62)       3.01            N/A             10/08/1991


AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

      The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are as follows:


                                                   PERIODS ENDED OCTOBER 31, 2004
INSTITUTIONAL SHARES:            1 YEAR      5 YEARS     10 YEARS    SINCE INCEPTION     INCEPTION DATE
                                 ------      -------     --------    ---------------     --------------
AIM Aggressive Growth Fund        4.87         N/A          N/A            0.78            03/15/2002
AIM Blue Chip Fund                1.98         N/A          N/A           (2.70)           03/15/2002
AIM Capital Development Fund      7.22         N/A          N/A            2.42            03/15/2002
AIM Charter Fund                  6.78       (3.24)        7.05            N/A             07/30/1991
AIM Constellation Fund            2.46       (2.56)        6.24            N/A             04/08/1992
AIM Large Cap Basic Value         5.65        5.35          N/A            3.94            06/30/1999
AIM Large Cap Growth              2.20       (3.40)         N/A           (1.16)           03/01/1999
AIM Mid Cap Growth                1.38         N/A          N/A           (1.56)           11/01/1999
AIM Weingarten Fund               2.82       (8.62)        3.78            N/A             10/08/1991

                                    APPENDIX L-1
                      PENDING LITIGATION ALLEGING MARKET TIMING


      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and make allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG, concerning market timing activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of January 18, 2005.


      RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

      MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD
      J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

      RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND,
      V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND
      L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division,

      State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

      L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
      Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

      RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

      JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE

      FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of:
      Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

      EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
      Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

      JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
      V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

      STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

      JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY

      GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
      Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

      MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

      PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

      LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
      V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

      ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

      JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE

      OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of:
      Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

      EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

      SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

      CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

      HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

      CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

      Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar lawsuit continue to seek remand of their lawsuit to state court. Set forth below is detailed information about these three amended complaints.

      RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL
      D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY,

      INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON
      (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act; Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

      CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM
      J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants;

      removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

      MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

                                  APPENDIX L-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING


      The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of January 18, 2005.



      T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought are identical to the Parthasarathy lawsuit.



      JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
      V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX L-3
     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES


      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of January 18, 2005. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.


      RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

      DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.


      FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees. By order of the United States District Court for the Middle District of Florida, Tampa Division, the claims made in the Papia lawsuit were consolidated into the Berdat lawsuit discussed above the Papia lawsuit was administratively closed.

                                  APPENDIX L-4
       PENDING LITIGATION ALLEGING IMPROPER CHARGING OF DISTRIBUTION FEES
                   ON LIMITED OFFERING FUNDS OR SHARE CLASSES


      The following civil lawsuits, including shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, ADI and/or certain of the trustees of the AIM Funds and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of January 18, 2005.


      LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.

      STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND, V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.

      HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of Section 20 of the Exchange Act against ADI. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                  APPENDIX L-5
        PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                       AND DIRECTED-BROKERAGE ARRANGEMENTS


      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of January 18, 2005. By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed.


      JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK
      H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
      V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN,

      EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME

      FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT

      EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

      HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD
      K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS
      F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO

      MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                  APPENDIX L-6
         PENDING LITIGATION ALLEGING FAILURE TO ENSURE PARTICIPATION IN
                            CLASS ACTION SETTLEMENTS



      The following civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, AIM Capital and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit was served on January 18, 2005.



AVO HOGAN AND JULIAN W. MEADOWS, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. BOB R. BAKER, FRANK S. BAYLEY, JAMES T. BUNCH, BRUCE L CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, ROBERT H. GRAHAM, GERALD J. LEWIS, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, LARRY SOLL, PH.D, MARK H. WILLIAMSON, AIM INVESTMENTS, LTD., AIM ADVISORS, INC., AIM CAPITAL MANAGEMENT, INC., INVESCO INSTITUTIONAL (N.A.), INC. AND JOHN DOES NO. 1 THROUGH 100, IN THE UNITED STATES DISTRICT COURT, NORTHERN DISTRICT OF TEXAS (CIVIL ACTION NO. 3:05-CV-73-P), FILED ON JANUARY 11, 2005. THIS CLAIM ALLEGES VIOLATIONS OF SECTIONS 36(A), 36(B) AND 47(B) OF THE INVESTMENT COMPANY ACT. THE CLAIM ALSO ALLEGES COMMON LAW BREACH OF FIDUCIARY DUTY AND NEGLIGENCE. THE PLAINTIFFS IN THIS CASE ARE
SEEKING: COMPENSATORY AND PUNITIVE DAMAGES; FORFEITURE OF ALL COMMISSIONS AND FEES PAID BY THE CLASS OF PLAINTIFFS; AND COSTS AND COUNSEL FEES.

                              FINANCIAL STATEMENTS


                                                                              FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Aggressive Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Aggressive Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS-95.48%

ADVERTISING-1.94%

Lamar Advertising Co.-Class A(a)(b)                350,000   $   14,497,000
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Omnicom Group Inc.                                 300,000       23,670,000
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                                                                 38,167,000
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AIRLINES-0.80%

Southwest Airlines Co.                           1,000,000       15,770,000
===========================================================================

APPAREL RETAIL-3.93%

Aeropostale, Inc.(a)(c)                            475,000       14,986,250
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AnnTaylor Stores Corp.(a)                          500,000       11,230,000
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Foot Locker, Inc.                                  500,000       12,200,000
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Men's Wearhouse, Inc. (The)(a)(b)                  490,800       15,254,064
---------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)(c)        1,000,000       23,440,000
===========================================================================
                                                                 77,110,314
===========================================================================

APPLICATION SOFTWARE-4.15%

Amdocs Ltd. (United Kingdom)(a)                    625,000       15,718,750
---------------------------------------------------------------------------
Citrix Systems, Inc.(a)(b)                         750,000       18,097,500
---------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                           450,000       17,779,500
---------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       425,000       18,457,750
---------------------------------------------------------------------------
Synopsys, Inc.(a)                                  700,000       11,368,000
===========================================================================
                                                                 81,421,500
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-5.61%

Affiliated Managers Group, Inc.(a)(b)              300,000       16,752,000
---------------------------------------------------------------------------
Investors Financial Services Corp.(b)            1,100,000       42,339,000
---------------------------------------------------------------------------
Legg Mason, Inc.(b)                                450,000       28,669,500
---------------------------------------------------------------------------
T. Rowe Price Group Inc.                           400,000       22,308,000
===========================================================================
                                                                110,068,500
===========================================================================

BIOTECHNOLOGY-2.79%

Amylin Pharmaceuticals, Inc.(a)(b)                 675,000       14,377,500
---------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc.(a)                    235,000        9,973,400
---------------------------------------------------------------------------
Invitrogen Corp.(a)                                300,000       17,370,000
---------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)(b)                    200,000       12,996,000
===========================================================================
                                                                 54,716,900
===========================================================================

BROADCASTING & CABLE TV-2.09%

Radio One, Inc.-Class D(a)                       1,000,000       14,690,000
---------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)(b)        850,000       26,316,000
===========================================================================
                                                                 41,006,000
===========================================================================

BUILDING PRODUCTS-1.26%

American Standard Cos. Inc.(a)                     678,000       24,794,460
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-6.52%

ADTRAN, Inc.                                       239,400   $    5,171,040
---------------------------------------------------------------------------
Andrew Corp.(a)                                    925,000       12,931,500
---------------------------------------------------------------------------
Avaya Inc.(a)(b)                                 1,250,000       18,000,000
---------------------------------------------------------------------------
Avocent Corp.(a)                                   350,000       12,460,000
---------------------------------------------------------------------------
Comverse Technology, Inc.(a)(b)                  1,500,000       30,960,000
---------------------------------------------------------------------------
Plantronics, Inc.                                  528,600       22,994,100
---------------------------------------------------------------------------
Polycom, Inc.(a)                                   500,000       10,325,000
---------------------------------------------------------------------------
Tekelec(a)                                         682,500       15,233,400
===========================================================================
                                                                128,075,040
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.98%

Best Buy Co., Inc.                                 325,000       19,246,500
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

Joy Global Inc.                                    375,000       12,671,250
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-7.24%

Alliance Data Systems Corp.(a)(b)                1,000,000       42,280,000
---------------------------------------------------------------------------
Fiserv, Inc.(a)                                  1,000,000       35,540,000
---------------------------------------------------------------------------
Paychex, Inc.(b)                                   750,000       24,595,500
---------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                     1,500,000       39,735,000
===========================================================================
                                                                142,150,500
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.81%

Cintas Corp.(b)                                    750,000       32,355,000
---------------------------------------------------------------------------
Corporate Executive Board Co. (The)(c)             200,000       12,730,000
---------------------------------------------------------------------------
CoStar Group Inc.(a)                               250,000       10,092,500
===========================================================================
                                                                 55,177,500
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.47%

Cooper Industries, Ltd.-Class A (Bermuda)          225,000       14,377,500
---------------------------------------------------------------------------
EnerSys(a)                                       1,100,000       14,520,000
===========================================================================
                                                                 28,897,500
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.99%

Agilent Technologies, Inc.(a)(b)                   750,000       18,795,000
---------------------------------------------------------------------------
Littelfuse, Inc.(a)                                250,000        8,155,000
---------------------------------------------------------------------------
Tektronix, Inc.                                    400,000       12,132,000
===========================================================================
                                                                 39,082,000
===========================================================================

EMPLOYMENT SERVICES-2.23%

Robert Half International Inc.                   1,650,000       43,774,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.94%

Family Dollar Stores, Inc.(b)                      625,000   $   18,468,750
===========================================================================

HEALTH CARE EQUIPMENT-3.05%

Cytyc Corp.(a)                                     385,000       10,044,650
---------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)         600,000       34,416,000
---------------------------------------------------------------------------
PerkinElmer, Inc.                                  750,000       15,405,000
===========================================================================
                                                                 59,865,650
===========================================================================

HEALTH CARE FACILITIES-1.95%

Health Management Associates, Inc.-Class A(b)      500,000       10,330,000
---------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                       350,000       11,347,000
---------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                           500,000       16,515,000
===========================================================================
                                                                 38,192,000
===========================================================================

HEALTH CARE SERVICES-4.90%

Caremark Rx, Inc.(a)                             1,250,000       37,462,500
---------------------------------------------------------------------------
DaVita, Inc.(a)                                    600,000       17,772,000
---------------------------------------------------------------------------
Express Scripts, Inc.(a)(b)                        400,000       25,600,000
---------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                    450,000       15,259,500
===========================================================================
                                                                 96,094,000
===========================================================================

HOTELS, RESORTS & CRUISE LINES-0.83%

Royal Caribbean Cruises Ltd. (Liberia)(b)          350,000       16,310,000
===========================================================================

INDUSTRIAL CONGLOMERATES-2.17%

Textron Inc.(c)                                    625,000       42,593,750
===========================================================================

INDUSTRIAL MACHINERY-1.28%

Danaher Corp.(b)                                   200,000       11,026,000
---------------------------------------------------------------------------
Eaton Corp.                                        221,000       14,132,950
===========================================================================
                                                                 25,158,950
===========================================================================

INVESTMENT BANKING & BROKERAGE-1.86%

Ameritrade Holding Corp.(a)                      1,000,000       13,020,000
---------------------------------------------------------------------------
Edwards (A.G.), Inc.(b)                            250,000        9,065,000
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      175,000       14,376,250
===========================================================================
                                                                 36,461,250
===========================================================================

IT CONSULTING & OTHER SERVICES-1.35%

Acxiom Corp.                                       600,000       15,000,000
---------------------------------------------------------------------------
CACI International Inc.-Class A(a)                 188,800       11,511,136
===========================================================================
                                                                 26,511,136
===========================================================================

LEISURE PRODUCTS-0.72%

Brunswick Corp.                                    300,000       14,076,000
===========================================================================

MOVIES & ENTERTAINMENT-0.92%

Regal Entertainment Group-Class A(b)               912,200       18,161,902
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

OIL & GAS DRILLING-0.59%

Patterson-UTI Energy, Inc.(c)                      600,000   $   11,538,000
===========================================================================

PAPER PRODUCTS-0.47%

Bowater Inc.                                       250,000        9,210,000
===========================================================================

PHARMACEUTICALS-4.21%

Allergan, Inc.                                      34,100        2,440,196
---------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                       550,000       20,707,500
---------------------------------------------------------------------------
Eon Labs, Inc.(a)                                  354,939        8,735,049
---------------------------------------------------------------------------
Impax Laboratories, Inc.(a)(b)                     922,200       13,611,672
---------------------------------------------------------------------------
IVAX Corp.(a)(b)                                   937,500       16,968,750
---------------------------------------------------------------------------
MGI Pharma, Inc.(a)                                400,000       10,668,000
---------------------------------------------------------------------------
Valeant Pharmaceuticals International              400,000        9,600,000
===========================================================================
                                                                 82,731,167
===========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.99%

CB Richard Ellis Group, Inc.-Class A(a)            750,000       19,425,000
===========================================================================

RESTAURANTS-3.69%

Brinker International, Inc.(a)(b)                  750,000       24,225,000
---------------------------------------------------------------------------
CBRL Group, Inc.                                   500,000       18,130,000
---------------------------------------------------------------------------
Ruby Tuesday, Inc.                                 675,000       16,672,500
---------------------------------------------------------------------------
Wendy's International, Inc.                        400,000       13,348,000
===========================================================================
                                                                 72,375,500
===========================================================================

SEMICONDUCTOR EQUIPMENT-3.10%

KLA-Tencor Corp.(a)(b)                             500,000       22,765,000
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)(b)                     1,000,000       25,910,000
---------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          350,000       12,113,500
===========================================================================
                                                                 60,788,500
===========================================================================

SEMICONDUCTORS-6.63%

Marvell Technology Group Ltd. (Bermuda)(a)(c)      375,000       10,713,750
---------------------------------------------------------------------------
AMIS Holdings, Inc.(a)                           1,100,000       16,720,000
---------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          625,000       16,906,250
---------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)            1,500,000       17,730,000
---------------------------------------------------------------------------
Microchip Technology Inc.(b)                     1,000,000       30,250,000
---------------------------------------------------------------------------
Micron Technology, Inc.(a)(b)                    1,000,000       12,180,000
---------------------------------------------------------------------------
RF Micro Devices, Inc.(a)(b)                     1,525,000        9,927,750
---------------------------------------------------------------------------
Semtech Corp.(a)(b)                                750,000       15,660,000
===========================================================================
                                                                130,087,750
===========================================================================

SPECIALTY CHEMICALS-0.48%

Valspar Corp. (The)                                200,000        9,332,000
===========================================================================

SPECIALTY STORES-4.23%

Advance Auto Parts, Inc.(a)                         61,000        2,386,320
---------------------------------------------------------------------------
Linens 'n Things, Inc.(a)                          750,000       18,060,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Staples, Inc.(b)                                 1,000,000   $   29,740,000
---------------------------------------------------------------------------
Tiffany & Co.                                      500,000       14,665,000
---------------------------------------------------------------------------
Tractor Supply Co.(a)                              500,000       18,140,000
===========================================================================
                                                                 82,991,320
===========================================================================

TECHNOLOGY DISTRIBUTORS-1.26%

CDW Corp.                                          400,000       24,812,000
===========================================================================

THRIFTS & MORTGAGE FINANCE-0.70%

New York Community Bancorp, Inc.(b)                750,000       13,770,000
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.87%

MSC Industrial Direct Co., Inc.-Class A            500,000       17,070,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

TRUCKING-1.83%

Sirva Inc.(a)                                    1,500,000   $   36,000,000
===========================================================================
    Total Common Stocks (Cost $1,607,325,016)                 1,874,154,089
===========================================================================
MONEY MARKET FUNDS-4.94%

Liquid Assets Portfolio-Institutional
  Class(d)                                      48,442,076       48,442,076
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     48,442,076       48,442,076
===========================================================================
    Total Money Market Funds (Cost
      $96,884,152)                                               96,884,152
===========================================================================
TOTAL INVESTMENTS-100.42%
  (excluding investments purchased with cash
  collateral from securities loaned) (Cost
  $1,704,209,168)                                             1,971,038,241
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-13.03%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  127,900,554      127,900,554
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  127,900,554      127,900,554
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $255,801,108)                                       255,801,108
===========================================================================
TOTAL INVESTMENTS-113.45% (Cost
  $1,960,010,276)                                             2,226,839,349
===========================================================================
OTHER ASSETS LESS LIABILITIES-(13.45%)                         (263,934,602)
===========================================================================
NET ASSETS-100.00%                                           $1,962,904,747
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) A portion of this security is subject to call options written. See Note 1F and Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $1,607,325,016)*                            $1,874,154,089
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $352,685,260)                            352,685,260
============================================================
  Total investments (cost $1,960,010,276)      2,226,839,349
____________________________________________________________
============================================================
Cash                                                 990,624
------------------------------------------------------------
Receivables for:
  Investments sold                                45,624,834
------------------------------------------------------------
  Fund shares sold                                 1,096,985
------------------------------------------------------------
  Dividends                                          545,715
------------------------------------------------------------
  Premium options written                            402,609
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               152,955
------------------------------------------------------------
Other assets                                          31,627
============================================================
     Total assets                              2,275,684,698
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           50,838,522
------------------------------------------------------------
  Fund shares reacquired                           3,237,399
------------------------------------------------------------
  Options written, at market value (premiums
     received $830,758)                            1,000,960
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                289,833
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      255,801,108
------------------------------------------------------------
Accrued distribution fees                            586,155
------------------------------------------------------------
Accrued trustees' fees                                 2,700
------------------------------------------------------------
Accrued transfer agent fees                          820,724
------------------------------------------------------------
Accrued operating expenses                           202,550
============================================================
     Total liabilities                           312,779,951
============================================================
Net assets applicable to shares outstanding   $1,962,904,747
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,288,155,491
------------------------------------------------------------
Undistributed net investment income (loss)          (256,874)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts    (591,652,741)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                266,658,871
============================================================
                                              $1,962,904,747
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,640,288,448
____________________________________________________________
============================================================
Class B                                       $  248,424,615
____________________________________________________________
============================================================
Class C                                       $   71,229,207
____________________________________________________________
============================================================
Class R                                       $    2,834,226
____________________________________________________________
============================================================
Institutional Class                           $      128,251
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          170,545,391
____________________________________________________________
============================================================
Class B                                           27,157,561
____________________________________________________________
============================================================
Class C                                            7,787,511
____________________________________________________________
============================================================
Class R                                              296,658
____________________________________________________________
============================================================
Institutional Class                                   13,141
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.62
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.62 divided by
       94.50%)                                $        10.18
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $         9.15
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $         9.15
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $         9.55
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $         9.76
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $250,914,612 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,050)          $   8,323,244
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $631,176)*                           1,249,812
===========================================================================
    Total investment income                                       9,573,056
===========================================================================

EXPENSES:

Advisory fees                                                    14,026,309
---------------------------------------------------------------------------
Administrative services fees                                        476,287
---------------------------------------------------------------------------
Custodian fees                                                      216,364
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         4,656,901
---------------------------------------------------------------------------
  Class B                                                         2,595,972
---------------------------------------------------------------------------
  Class C                                                           763,418
---------------------------------------------------------------------------
  Class R                                                            11,194
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C & R                          7,320,608
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              106
---------------------------------------------------------------------------
Trustees' fees and retirement benefits                               53,801
---------------------------------------------------------------------------
Other                                                             1,046,299
===========================================================================
    Total expenses                                               31,167,259
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                      238,837
===========================================================================
    Net expenses                                                 30,928,422
===========================================================================
Net investment income (loss)                                    (21,355,366)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         455,938,443
---------------------------------------------------------------------------
  Option contracts written                                          261,654
===========================================================================
                                                                456,200,097
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (287,875,082)
---------------------------------------------------------------------------
  Option contracts written                                         (170,202)
===========================================================================
                                                               (288,045,284)
===========================================================================
Net gain from investment securities and option contracts        168,154,813
===========================================================================
Net increase in net assets resulting from operations          $ 146,799,447
___________________________________________________________________________
===========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                     2004              2003
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $  (21,355,366)   $  (22,556,283)
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts                                                      456,200,097        61,969,001
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                    (288,045,284)      408,592,565
================================================================================================
    Net increase in net assets resulting from operations           146,799,447       448,005,283
================================================================================================
Share transactions-net:
  Class A                                                         (469,733,957)     (198,927,862)
------------------------------------------------------------------------------------------------
  Class B                                                          (28,990,427)      (13,011,938)
------------------------------------------------------------------------------------------------
  Class C                                                          (14,524,768)       (6,417,966)
------------------------------------------------------------------------------------------------
  Class R                                                            1,554,735           879,113
------------------------------------------------------------------------------------------------
  Institutional Class                                               (2,730,852)        1,928,983
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           (514,425,269)     (215,549,670)
================================================================================================
    Net increase (decrease) in net assets                         (367,625,822)      232,455,613
================================================================================================

NET ASSETS:

  Beginning of year                                              2,330,530,569     2,098,074,956
================================================================================================
  End of year (including undistributed net investment income
    (loss) of $(256,874) and $(235,341) for 2004 and 2003,
    respectively)                                               $1,962,904,747    $2,330,530,569
________________________________________________________________________________________________
================================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $12,113.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $187,437 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $476,287 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $7,320,608 for Class A, Class B, Class C and Class R shares and $106 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $4,656,901, $2,595,972, $763,418 and $11,194, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $227,703 in front-end sales commissions from the sale of Class A shares and $24,499, $28,619, $9,130 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        UNREALIZED
                 MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $37,783,111     $  543,189,076    $  (532,530,111)       $   --        $48,442,076     $  311,874      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           37,783,111        543,189,076       (532,530,111)           --         48,442,076        306,762          --
=================================================================================================================================
  Subtotal       $75,566,222     $1,086,378,152    $(1,065,060,222)       $   --        $96,884,152     $  618,636      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        UNREALIZED
                 MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME*      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $261,330,936    $  376,727,435    $  (510,157,817)       $   --        $127,900,554    $  318,715      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class          261,330,936        376,727,435       (510,157,817)           --        127,900,554        312,461          --
=================================================================================================================================
  Subtotal       $522,661,872    $  753,454,870    $(1,020,315,634)       $   --        $255,801,108    $  631,176      $   --
=================================================================================================================================
  Total          $598,228,094    $1,839,833,022    $(2,085,375,856)       $   --        $352,685,260    $1,249,812      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $36,617,685 and $34,757,881, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $33,422 and credits in custodian fees of $5,865 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $39,287.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $12,315 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $250,914,612 were on loan to brokers. The loans were secured by cash collateral of $255,801,108 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $631,176 for securities lending transactions.

NOTE 9--OPTIONS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of year                                                  --      $       --
-------------------------------------------------------------------------------------
Written                                                        20,359       1,201,222
-------------------------------------------------------------------------------------
Closed                                                         (2,250)       (204,468)
-------------------------------------------------------------------------------------
Expired                                                        (2,000)       (165,996)
=====================================================================================
End of year                                                    16,109      $  830,758
_____________________________________________________________________________________
=====================================================================================

                                           OPEN CALL OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                                                                 OCTOBER 31,
                                                                                                    2004          UNREALIZED
                                                  CONTRACT    STRIKE    NUMBER OF    PREMIUMS      MARKET        APPRECIATION
                                                   MONTH      PRICE     CONTRACTS    RECEIVED       VALUE       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc.                                 Dec-04       $35          863      $63,170     $   69,040       $  (5,870)
------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)               Dec-04       $65          476       79,490         80,920          (1,430)
------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.                     Nov-04       $30        3,750      254,994        365,625        (110,631)
------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.               Dec-04       $25        4,250      177,560        233,750         (56,190)
------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                        Nov-04       $20        6,000      173,156        165,000           8,156
------------------------------------------------------------------------------------------------------------------------------
Textron Inc.                                      Dec-04       $70          770       82,388         86,625          (4,237)
==============================================================================================================================
                                                                         16,109      $830,758    $1,000,960       $(170,202)
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS


DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments                        $  263,785,561
----------------------------------------------------------------------------
Temporary book/tax differences                                      (256,874)
----------------------------------------------------------------------------
Capital loss carryforward                                       (588,779,431)
----------------------------------------------------------------------------
Shares of beneficial interest                                  2,288,155,491
============================================================================
Total net assets                                              $1,962,904,747
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on option contracts written of $(170,202).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $451,377,424 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                  CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD*
---------------------------------------------------------------------------------
October 31, 2009                                                  $125,040,407
---------------------------------------------------------------------------------
October 31, 2010                                                   463,739,024
=================================================================================
Total capital loss carryforward                                   $588,779,431
_________________________________________________________________________________
=================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $2,480,691,107 and $3,053,547,607, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $301,188,049
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (37,232,286)
==============================================================================
Net unrealized appreciation of investment securities             $263,955,763
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,962,883,586.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $21,333,833 and shares of beneficial interest decreased by $21,333,833. This reclassification had no effect on the net assets of the Fund.

NOTE 13 -- SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      19,503,343    $ 183,246,538     35,791,336    $ 277,895,468
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,785,031       24,931,760      4,508,173       33,128,293
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,454,243       13,022,624      2,072,120       15,430,661
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         233,461        2,175,865        162,296        1,283,289
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --        275,456        2,002,058
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         366,882        3,476,875        337,998        2,617,107
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (384,365)      (3,476,875)      (351,540)      (2,617,107)
==========================================================================================================================
Reacquired:
  Class A                                                     (69,860,562)    (656,457,370)   (62,095,032)    (479,440,437)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,651,768)     (50,445,312)    (5,947,043)     (43,523,124)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,075,625)     (27,547,392)    (2,982,429)     (21,848,627)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (66,756)        (621,130)       (51,154)        (404,176)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (272,069)      (2,730,852)        (9,111)         (73,075)
==========================================================================================================================
                                                              (54,968,185)   $(514,425,269)   (28,288,930)   $(215,549,670)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 16% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------------------------------
                                                  2004                 2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $     8.99           $     7.30       $     8.68       $    18.41       $    13.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.08)(a)            (0.07)(a)        (0.09)(a)        (0.09)(a)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.71                 1.76            (1.29)           (6.34)           11.08
=================================================================================================================================
    Total from investment operations                 0.63                 1.69            (1.38)           (6.43)           10.95
=================================================================================================================================
Less distributions from net realized gains             --                   --               --            (3.30)           (6.44)
=================================================================================================================================
Net asset value, end of period                 $     9.62           $     8.99       $     7.30       $     8.68       $    18.41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.01%               23.15%          (15.90)%         (40.51)%          47.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,640,288           $1,983,600       $1,798,318       $2,516,407       $4,444,515
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.29%(c)(d)          1.30%            1.32%            1.17%            1.04%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.86)%(c)           (0.96)%          (1.00)%          (0.79)%          (0.77)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                               115%                  78%              68%              89%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,862,760,352.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.30%.

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.62         $   7.04    $   8.45    $  18.12    $  13.81
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)        (0.13)(a)    (0.15)(a)    (0.17)(a)    (0.29)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.67             1.71       (1.26)      (6.20)      11.04
===========================================================================================================================
    Total from investment operations                              0.53             1.58       (1.41)      (6.37)      10.75
===========================================================================================================================
Less distributions from net realized gains                          --               --          --       (3.30)      (6.44)
===========================================================================================================================
Net asset value, end of period                                $   9.15         $   8.62    $   7.04    $   8.45    $  18.12
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   6.15%           22.44%     (16.69)%    (40.90)%     46.29%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $248,425         $262,098    $226,806    $294,303    $374,010
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.04%(c)(d)      2.05%       2.07%       1.94%       1.86%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.61)%(c)       (1.71)%     (1.75)%     (1.55)%     (1.59)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            115%              78%         68%         89%         79%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $259,597,199.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                                        2004              2003            2002            2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.62           $  7.04         $  8.45         $ 18.11         $  13.81
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.14)(a)         (0.13)(a)       (0.15)(a)       (0.17)(a)        (0.29)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.67              1.71           (1.26)          (6.19)           11.03
=================================================================================================================================
    Total from investment operations                      0.53              1.58           (1.41)          (6.36)           10.74
=================================================================================================================================
Less distributions from net realized gains                  --                --              --           (3.30)           (6.44)
=================================================================================================================================
Net asset value, end of period                         $  9.15           $  8.62         $  7.04         $  8.45         $  18.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           6.15%            22.44%         (16.69)%        (40.86)%          46.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $71,229           $81,079         $72,676         $96,640         $120,591
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.04%(c)(d)       2.05%           2.07%           1.94%            1.86%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (1.61)%(c)        (1.71)%         (1.75)%         (1.55)%          (1.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    115%               78%             68%             89%              79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $76,341,843.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05%.

                                                                                  CLASS R
                                                              -----------------------------------------------
                                                                    YEAR ENDED                 JUNE 3, 2002
                                                                    OCTOBER 31,                (DATE SALES
                                                              -----------------------         COMMENCED) TO
                                                               2004             2003         OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.96           $ 7.29            $  8.89
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)        (0.10)(a)          (0.04)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.69             1.77              (1.56)
=============================================================================================================
    Total from investment operations                            0.59             1.67              (1.60)
=============================================================================================================
Net asset value, end of period                                $ 9.55           $ 8.96            $  7.29
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                 6.58%           22.91%            (18.00)%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,834           $1,164            $   137
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                         1.54%(c)(d)      1.55%              1.62%(e)
=============================================================================================================
Ratio of net investment income (loss) to average net assets    (1.11)%(c)       (1.21)%            (1.30)%(e)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(f)                                       115%              78%                68%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,238,723.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                            INSTITUTIONAL CLASS
                                                                --------------------------------------------
                                                                     YEAR ENDED             MARCH 15, 2002
                                                                     OCTOBER 31,              (DATE SALES
                                                                ---------------------        COMMENCED) TO
                                                                 2004           2003       OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $9.08          $7.32            $  9.53
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.03)(a)      (0.03)(a)          (0.02)(a)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.71           1.79              (2.19)
============================================================================================================
    Total from investment operations                             0.68           1.76              (2.21)
============================================================================================================
Net asset value, end of period                                  $9.76          $9.08            $  7.32
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  7.49%         24.04%            (23.19)%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 128          $2,589           $   138
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets                          0.72%(c)(d)    0.71%              0.81%(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets     (0.29)%(c)     (0.37)%            (0.49)%(e)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(f)                                        115%            78%                68%
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,271,385.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.73%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Blue Chip Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Blue Chip Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Blue Chip Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.17%

AEROSPACE & DEFENSE-2.17%

Honeywell International Inc.                      700,000   $   23,576,000
--------------------------------------------------------------------------
United Technologies Corp.                         350,000       32,487,000
==========================================================================
                                                                56,063,000
==========================================================================

AIR FREIGHT & LOGISTICS-1.01%

United Parcel Service, Inc.-Class B               330,000       26,129,400
==========================================================================

ALUMINUM-0.71%

Alcoa Inc.                                        567,200       18,434,000
==========================================================================

APPAREL RETAIL-0.70%

Gap, Inc. (The)                                   900,000       17,982,000
==========================================================================

BIOTECHNOLOGY-2.09%

Amgen Inc.(a)                                     570,000       32,376,000
--------------------------------------------------------------------------
Genentech, Inc.(a)(b)                             475,000       21,626,750
==========================================================================
                                                                54,002,750
==========================================================================

BUILDING PRODUCTS-0.90%

Masco Corp.                                       675,000       23,125,500
==========================================================================

COMMUNICATIONS EQUIPMENT-2.91%

Cisco Systems, Inc.(a)                          3,100,000       59,551,000
--------------------------------------------------------------------------
Motorola, Inc.                                    900,000       15,534,000
==========================================================================
                                                                75,085,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.88%

Best Buy Co., Inc.(b)                             385,000       22,799,700
==========================================================================

COMPUTER HARDWARE-3.26%

Dell Inc.(a)                                    1,375,000       48,207,500
--------------------------------------------------------------------------
International Business Machines Corp.             400,000       35,900,000
==========================================================================
                                                                84,107,500
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.87%

EMC Corp.(a)                                    1,750,000       22,522,500
==========================================================================

CONSUMER FINANCE-2.54%

American Express Co.                              635,000       33,699,450
--------------------------------------------------------------------------
MBNA Corp.                                        550,000       14,096,500
--------------------------------------------------------------------------
SLM Corp.                                         390,000       17,651,400
==========================================================================
                                                                65,447,350
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.65%

Automatic Data Processing, Inc.                   527,300       22,879,547
--------------------------------------------------------------------------
First Data Corp.                                  475,000       19,608,000
==========================================================================
                                                                42,487,547
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

DEPARTMENT STORES-0.64%

J.C. Penney Co., Inc.                             475,000   $   16,430,250
==========================================================================

DIVERSIFIED BANKS-2.52%

Bank of America Corp.                             850,000       38,071,500
--------------------------------------------------------------------------
Wells Fargo & Co.                                 450,000       26,874,000
==========================================================================
                                                                64,945,500
==========================================================================

DIVERSIFIED CHEMICALS-0.96%

Dow Chemical Co. (The)                            550,000       24,717,000
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.65%

Apollo Group, Inc.-Class A(a)                     300,000       19,800,000
--------------------------------------------------------------------------
Cendant Corp.                                   1,100,000       22,649,000
==========================================================================
                                                                42,449,000
==========================================================================

ELECTRIC UTILITIES-1.01%

FPL Group, Inc.                                   275,000       18,947,500
--------------------------------------------------------------------------
Southern Co. (The)                                225,000        7,107,750
==========================================================================
                                                                26,055,250
==========================================================================

ENVIRONMENTAL SERVICES-0.80%

Waste Management, Inc.                            725,000       20,648,000
==========================================================================

FOOD DISTRIBUTORS-0.69%

Sysco Corp.                                       550,000       17,748,500
==========================================================================

FOOTWEAR-1.02%

NIKE, Inc.-Class B                                325,000       26,425,750
==========================================================================

GENERAL MERCHANDISE STORES-0.85%

Target Corp.                                      440,000       22,008,800
==========================================================================

HEALTH CARE EQUIPMENT-2.81%

Medtronic, Inc.                                   650,000       33,221,500
--------------------------------------------------------------------------
Waters Corp.(a)                                   375,000       15,483,750
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          305,000       23,664,950
==========================================================================
                                                                72,370,200
==========================================================================

HOME IMPROVEMENT RETAIL-1.91%

Home Depot, Inc. (The)                          1,200,000       49,296,000
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.51%

Carnival Corp. (Panama)(b)                        425,000       21,488,000
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         365,000       17,421,450
==========================================================================
                                                                38,909,450
==========================================================================

HOUSEHOLD PRODUCTS-2.77%

Colgate-Palmolive Co.                             450,000       20,079,000
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                      1,005,000       51,435,900
==========================================================================
                                                                71,514,900
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HOUSEWARES & SPECIALTIES-0.56%

Fortune Brands, Inc.                              200,000   $   14,564,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-3.54%

Costco Wholesale Corp.(b)                         525,000       25,168,500
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                           1,225,000       66,052,000
==========================================================================
                                                                91,220,500
==========================================================================

INDUSTRIAL CONGLOMERATES-6.01%

3M Co.                                            250,000       19,392,500
--------------------------------------------------------------------------
General Electric Co.                            2,405,000       82,058,600
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               1,720,000       53,578,000
==========================================================================
                                                               155,029,100
==========================================================================

INDUSTRIAL GASES-0.65%

Air Products & Chemicals, Inc.                    315,000       16,751,700
==========================================================================

INDUSTRIAL MACHINERY-2.05%

Danaher Corp.(b)                                  580,000       31,975,400
--------------------------------------------------------------------------
Eaton Corp.                                       325,000       20,783,750
==========================================================================
                                                                52,759,150
==========================================================================

INTEGRATED OIL & GAS-3.47%

Exxon Mobil Corp.                               1,820,000       89,580,400
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.98%

SBC Communications Inc.                         1,005,000       25,386,300
==========================================================================

INTERNET RETAIL-0.76%

eBay Inc.(a)                                      200,000       19,522,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.34%

Goldman Sachs Group, Inc. (The)                   315,000       30,989,700
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         550,000       29,667,000
--------------------------------------------------------------------------
Morgan Stanley                                    500,000       25,545,000
==========================================================================
                                                                86,201,700
==========================================================================

IT CONSULTING & OTHER SERVICES-0.52%

Accenture Ltd.-Class A (Bermuda)(a)               550,000       13,315,500
==========================================================================

MANAGED HEALTH CARE-1.47%

UnitedHealth Group Inc.                           525,000       38,010,000
==========================================================================

MOVIES & ENTERTAINMENT-0.92%

Viacom Inc.-Class B                               650,000       23,718,500
==========================================================================

MULTI-LINE INSURANCE-1.77%

American International Group, Inc.                750,000       45,532,500
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.61%

Dominion Resources, Inc.                          245,000       15,758,400
==========================================================================

OIL & GAS DRILLING-0.41%

ENSCO International Inc.                          350,000       10,692,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-1.00%

Schlumberger Ltd. (Netherlands)                   410,000   $   25,805,400
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.28%

Citigroup Inc.                                  1,875,000       83,193,750
--------------------------------------------------------------------------
JPMorgan Chase & Co.                            1,370,000       52,882,000
==========================================================================
                                                               136,075,750
==========================================================================

PERSONAL PRODUCTS-2.07%

Avon Products, Inc.                               625,000       24,718,750
--------------------------------------------------------------------------
Gillette Co. (The)                                690,000       28,621,200
==========================================================================
                                                                53,339,950
==========================================================================

PHARMACEUTICALS-7.28%

Allergan, Inc.(b)                                 230,000       16,458,800
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      250,000       11,150,000
--------------------------------------------------------------------------
Johnson & Johnson                               1,000,000       58,380,000
--------------------------------------------------------------------------
Lilly (Eli) & Co.                                 290,000       15,923,900
--------------------------------------------------------------------------
Pfizer Inc.                                     2,450,000       70,927,500
--------------------------------------------------------------------------
Wyeth                                             375,000       14,868,750
==========================================================================
                                                               187,708,950
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.03%

Allstate Corp. (The)                              550,000       26,449,500
==========================================================================

RAILROADS-0.77%

Canadian National Railway Co. (Canada)            370,000       19,998,500
==========================================================================

RESTAURANTS-1.36%

McDonald's Corp.                                1,200,000       34,980,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.01%

Applied Materials, Inc.(a)                        800,000       12,880,000
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)(b)                            290,000       13,203,700
==========================================================================
                                                                26,083,700
==========================================================================

SEMICONDUCTORS-3.92%

Analog Devices, Inc.                              420,000       16,909,200
--------------------------------------------------------------------------
Intel Corp.                                     1,600,000       35,616,000
--------------------------------------------------------------------------
Linear Technology Corp.                           355,000       13,447,400
--------------------------------------------------------------------------
Microchip Technology Inc.                         500,000       15,125,000
--------------------------------------------------------------------------
Xilinx, Inc.                                      650,000       19,890,000
==========================================================================
                                                               100,987,600
==========================================================================

SOFT DRINKS-0.84%

PepsiCo, Inc.                                     435,000       21,567,300
==========================================================================

SPECIALTY STORES-0.59%

Bed Bath & Beyond Inc.(a)                         375,000       15,296,250
==========================================================================

SYSTEMS SOFTWARE-6.08%

Microsoft Corp.                                 3,100,000       86,769,000
--------------------------------------------------------------------------
Oracle Corp.(a)                                 2,125,000       26,902,500
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Symantec Corp.(a)                                 375,000   $   21,352,500
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                       1,000,000       21,880,000
==========================================================================
                                                               156,904,000
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.18%

Fannie Mae                                        435,000       30,515,250
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.87%

Vodafone Group PLC-ADR (United Kingdom)           870,000       22,437,300
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,015,015,477)                        2,557,896,547
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILLS-0.06%

1.61%, 12/16/04 (Cost $1,496,976)(c)           $1,500,000        1,496,976
==========================================================================

MONEY MARKET FUNDS-0.56%

Liquid Assets Portfolio-Institutional
  Class(d)                                      7,279,701   $    7,279,701
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     7,279,701        7,279,701
==========================================================================
    Total Money Market Funds (Cost
      $14,559,402)                                              14,559,402
==========================================================================
TOTAL INVESTMENTS-99.79% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,031,071,855)                                            2,573,952,925
==========================================================================

--------------------------------------------------------------------------
                                                                MARKET
                                                 SHARES         VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.36%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  34,975,975   $   34,975,975
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $34,975,975)                                        34,975,975
==========================================================================
TOTAL INVESTMENTS-101.15% (Cost
  $2,066,047,830)                                            2,608,928,900
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.15%)                          (29,754,052)
==========================================================================
NET ASSETS-100.00%                                          $2,579,174,848
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $2,016,512,453)*                           $ 2,559,393,523
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $49,535,377)                        49,535,377
============================================================
    Total investments (cost $2,066,047,830)    2,608,928,900
============================================================
Receivables for:
  Investments sold                                17,741,398
------------------------------------------------------------
  Fund shares sold                                 1,201,975
------------------------------------------------------------
  Dividends                                        2,809,147
------------------------------------------------------------
Investment for trustee deferred compensation and retirement
  plans      154,126
------------------------------------------------------------
Other assets                                          49,427
============================================================
    Total assets                               2,630,884,973
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            6,373,237
------------------------------------------------------------
  Fund shares reacquired                           6,807,910
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 275,117
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        34,975,975
------------------------------------------------------------
Accrued distribution fees                          1,444,569
------------------------------------------------------------
Accrued trustees' fees                                 4,120
------------------------------------------------------------
Accrued transfer agent fees                        1,351,948
------------------------------------------------------------
Accrued operating expenses                           477,249
============================================================
    Total liabilities                             51,710,125
============================================================
Net assets applicable to shares outstanding  $ 2,579,174,848
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,728,825,373
------------------------------------------------------------
Undistributed net investment income (loss)          (228,692)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures
  contracts                                   (1,692,302,903)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     542,881,070
============================================================
                                             $ 2,579,174,848
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 1,236,433,569
____________________________________________________________
============================================================
Class B                                      $ 1,032,773,714
____________________________________________________________
============================================================
Class C                                      $   222,839,537
____________________________________________________________
============================================================
Class R                                      $     6,000,455
____________________________________________________________
============================================================
Investor Class                               $    32,083,995
____________________________________________________________
============================================================
Institutional Class                          $    49,043,578
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          113,014,179
____________________________________________________________
============================================================
Class B                                           99,354,990
____________________________________________________________
============================================================
Class C                                           21,438,780
____________________________________________________________
============================================================
Class R                                              550,240
____________________________________________________________
============================================================
Investor Class                                     2,927,332
____________________________________________________________
============================================================
Institutional Class                                4,403,381
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         10.94
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.94 divided by
      94.50%)                                $         11.58
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         10.39
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         10.39
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         10.91
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $         10.96
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         11.14
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $34,048,041 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $61,297)         $ 35,608,376
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $18,674)*                             479,651
--------------------------------------------------------------------------
Interest                                                             3,768
==========================================================================
    Total investment income                                     36,091,795
==========================================================================

EXPENSES:

Advisory fees                                                   18,508,235
--------------------------------------------------------------------------
Administrative services fees                                       575,871
--------------------------------------------------------------------------
Custodian fees                                                     287,107
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        4,938,054
--------------------------------------------------------------------------
  Class B                                                       11,670,174
--------------------------------------------------------------------------
  Class C                                                        2,664,429
--------------------------------------------------------------------------
  Class R                                                           27,995
--------------------------------------------------------------------------
  Investor Class                                                    88,542
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R & Investor              10,479,508
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                             690
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              67,595
--------------------------------------------------------------------------
Other                                                            1,761,913
==========================================================================
    Total expenses                                              51,070,113
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (300,558)
==========================================================================
    Net expenses                                                50,769,555
==========================================================================
Net investment income (loss)                                   (14,677,760)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                        141,430,751
--------------------------------------------------------------------------
  Futures contracts                                                121,194
==========================================================================
                                                               141,551,945
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (63,358,526)
==========================================================================
Net gain from investment securities and futures contracts       78,193,419
==========================================================================
Net increase in net assets resulting from operations          $ 63,515,659
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (14,677,760)   $  (14,101,484)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                     141,551,945      (105,157,212)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                    (63,358,526)      519,286,935
==============================================================================================
    Net increase in net assets resulting from operations          63,515,659       400,028,239
==============================================================================================
Share transactions-net:
Class A                                                         (236,834,043)     (162,460,380)
----------------------------------------------------------------------------------------------
Class B                                                         (213,672,955)     (136,334,779)
----------------------------------------------------------------------------------------------
Class C                                                          (73,035,331)      (51,018,964)
----------------------------------------------------------------------------------------------
Class R                                                            4,401,189         1,425,250
----------------------------------------------------------------------------------------------
Investor Class                                                    30,994,771            99,068
----------------------------------------------------------------------------------------------
Institutional Class                                               48,256,952           (43,881)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (439,889,417)     (348,333,686)
==============================================================================================
    Net increase (decrease) in net assets                       (376,373,758)       51,694,553
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,955,548,606     2,903,854,053
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(228,692) and $(193,930), respectively)        $2,579,174,848    $2,955,548,606
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $11,809.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $242,427 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $575,871 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $10,479,508 for Class A, Class B, Class C, Class R and Investor Class shares and $690 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $4,938,054, $11,670,174, $2,664,429, $27,995 and $88,542,
respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $330,881 in front-end sales commissions from the sale of Class A shares and $9,771, $99,868, $15,188 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $32,255,406     $208,774,062    $(233,749,767)       $  --         $ 7,279,701     $232,259       $  --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           32,255,406      208,774,062     (233,749,767)          --           7,279,701     228,718           --
===========================================================================================================================
  Subtotal       $64,510,812     $417,548,124    $(467,499,534)       $  --         $14,559,402     $460,977       $  --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $   447,700     $401,247,004    $(401,694,704)       $  --         $        --     $14,488        $  --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       84,068,150      (49,092,175)          --          34,975,975       4,186           --
===========================================================================================================================
  Subtotal       $   447,700     $485,315,154    $(450,786,879)       $  --         $34,975,975     $18,674        $  --
===========================================================================================================================
  Total          $64,958,512     $902,863,278    $(918,286,413)       $  --         $49,535,377     $479,651       $  --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $12,437,600 and $3,790,920, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $46,302 and credits in custodian fees of $20 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $46,322.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $14,743 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $34,048,041 were on loan to brokers. The loans were secured by cash collateral of $34,975,975 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $18,674 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $   502,259,018
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (228,692)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (1,651,680,851)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   3,728,825,373
=============================================================================
Total net assets                                              $ 2,579,174,848
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $1,642,177,803 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $138,205,191 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                               CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
----------------------------------------------------------------------------
October 31, 2008                                              $   85,920,513
----------------------------------------------------------------------------
October 31, 2009                                                 845,288,837
----------------------------------------------------------------------------
October 31, 2010                                                 617,527,392
----------------------------------------------------------------------------
October 31, 2011                                                 102,944,109
============================================================================
Total capital loss carryforward                               $1,651,680,851
____________________________________________________________________________
============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Growth & Income Fund into the Fund, are realized on securities held in each fund on such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $827,221,607 and $1,262,244,981, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $545,012,455
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (42,753,437)
==============================================================================
Net unrealized appreciation of investment securities             $502,259,018
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,106,669,882.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $14,647,924 and shares of beneficial interest decreased by $14,647,924. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Growth & Income Fund into the Fund, undistributed income was decreased by $4,926, undistributed net realized gain was decreased by $13,855,504 and shares of beneficial interest increased by $13,860,430. These reclassifications had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      21,493,299    $ 237,822,246     30,092,109    $ 289,868,346
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       7,106,647       75,074,355     12,053,281      111,049,162
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,785,689       29,371,888      4,161,204       38,212,257
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         672,346        7,394,140        164,023        1,619,420
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               513,156        5,688,744         12,285          130,138
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           4,421,094       48,593,658             --               --
==========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                          63,333          676,707             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          14,065          143,763             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          98,131        1,002,254             --               --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             3,554,717       38,013,823             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,357,674       26,110,071      1,670,042       16,099,491
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,474,910)     (26,110,071)    (1,741,215)     (16,099,491)
==========================================================================================================================
Reacquired:
  Class A                                                     (45,616,888)    (501,443,066)   (49,132,867)    (468,428,217)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (25,052,874)    (262,781,002)   (25,556,829)    (231,284,450)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (9,864,695)    (103,409,473)    (9,824,798)     (89,231,221)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (270,057)      (2,992,951)       (20,044)        (194,170)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (1,149,919)     (12,707,797)        (2,907)         (31,070)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (30,273)        (336,706)        (4,720)         (43,881)
==========================================================================================================================
                                                              (41,379,465)   $(439,889,417)   (38,130,436)   $(348,333,686)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with the entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distributions, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) Investor Class shares commenced sales on September 30, 2003.
(c) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Growth & Income Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Growth & Income Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 3,730,246 shares of the Fund for 5,685,449 shares of INVESCO Growth & Income Fund outstanding as of the close business on October 31, 2003. INVESCO Growth & Income Fund's net assets at that date of $39,836,547 including $4,907,031 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,958,513,063.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                          --------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------
                                             2004               2003          2002             2001          2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    10.69         $     9.22    $    11.22       $    17.29    $    15.49
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.02)             (0.02)        (0.04)(a)        (0.04)        (0.05)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.27               1.49         (1.96)           (6.03)         1.85
====================================================================================================================
    Total from investment operations            0.25               1.47         (2.00)           (6.07)         1.80
====================================================================================================================
Net asset value, end of period            $    10.94         $    10.69    $     9.22       $    11.22    $    17.29
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                 2.34%             15.94%       (17.82)%         (35.11)%       11.60%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,236,434         $1,439,518    $1,402,589       $2,067,602    $3,163,453
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets         1.44%(c)(d)        1.47%         1.40%            1.28%         1.19%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.19)%(c)         (0.17)%       (0.33)%          (0.29)%       (0.31)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                           29%                28%           28%              31%           22%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,410,872,545.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.45%.

                                                                           CLASS B
                                          --------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------
                                             2004               2003          2002             2001          2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    10.22         $     8.88    $    10.87       $    16.87    $    15.22
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.10)             (0.08)        (0.10)(a)        (0.13)        (0.17)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    0.27               1.42         (1.89)           (5.87)         1.82
====================================================================================================================
    Total from investment operations            0.17               1.34         (1.99)           (6.00)         1.65
====================================================================================================================
Net asset value, end of period            $    10.39         $    10.22    $     8.88       $    10.87    $    16.87
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                 1.66%             15.09%       (18.31)%         (35.57)%       10.87%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,032,774         $1,223,821    $1,198,513       $1,806,464    $2,746,149
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets         2.09%(c)(d)        2.12%         2.05%            1.94%         1.88%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.84)%(c)         (0.82)%       (0.98)%          (0.94)%       (1.00)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                           29%                28%           28%              31%           22%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,167,017,423.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.10%.

                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2004             2003        2002          2001          2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.22         $   8.88    $  10.87      $  16.86      $  15.21
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)           (0.08)      (0.10)(a)     (0.13)        (0.17)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.27             1.42       (1.89)        (5.86)         1.82
===============================================================================================================================
    Total from investment operations                              0.17             1.34       (1.99)        (5.99)         1.65
===============================================================================================================================
Net asset value, end of period                                $  10.39         $  10.22    $   8.88      $  10.87      $  16.86
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   1.66%           15.09%     (18.31)%      (35.53)%       10.82%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $222,840         $290,396    $302,555      $487,838      $720,186
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           2.09%(c)(d)      2.12%       2.05%         1.94%         1.88%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.84)%(c)       (0.82)%     (0.98)%       (0.94)%       (1.00)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             29%              28%         28%           31%           22%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $266,442,859.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.10%.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.66         $ 9.22       $ 10.53
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.03)         (0.00)        (0.02)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.28           1.44         (1.29)
====================================================================================================
    Total from investment operations                            0.25           1.44         (1.31)
====================================================================================================
Net asset value, end of period                                $10.91         $10.66       $  9.22
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 2.35%         15.62%       (12.44)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,000         $1,578       $    37
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.59%(c)(d)    1.62%         1.55%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (0.34)%(c)     (0.32)%       (0.49)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                        29%            28%           28%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,598,909.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.60%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                              ------------------------------------
                                                                                SEPTEMBER 30, 2003
                                                                                   (DATE SALES
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2004                  2003
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.69               $10.16
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.24                (0.00)
==================================================================================================
  Net gains on securities (both realized and unrealized)           0.03                 0.53
==================================================================================================
    Total from investment operations                               0.27                 0.53
==================================================================================================
Net asset value, end of period                                  $ 10.96               $10.69
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                                                    2.53%                5.22%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $32,084               $  100
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets                            1.34%(b)(c)          1.29%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets       (0.09)%(b)           (0.01)%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                           29%                  28%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $35,416,969.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.35%.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                                        MARCH 15, 2002
                                                                    YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,          COMMENCED) TO
                                                              ----------------------     OCTOBER 31,
                                                               2004            2003          2002
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.81         $ 9.26       $ 12.13
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.04           0.06          0.02(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.29           1.49         (2.89)
======================================================================================================
    Total from investment operations                             0.33           1.55         (2.87)
======================================================================================================
Net asset value, end of period                                $ 11.14         $10.81       $  9.26
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                  3.05%         16.74%       (23.66)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $49,044         $  136       $   160
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets                          0.74%(c)(d)    0.77%         0.77%(e)
======================================================================================================
Ratio of net investment income to average net assets             0.51%(c)       0.53%         0.30%(e)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(f)                                         29%            28%           28%
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $5,968,822.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.75%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Capital Development Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Capital Development Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Capital Development Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.73%

ADVERTISING-1.59%

Lamar Advertising Co.-Class A(a)(b)               136,000   $    5,633,120
--------------------------------------------------------------------------
R.H. Donnelley Corp.(a)                           210,700       11,430,475
==========================================================================
                                                                17,063,595
==========================================================================

AIR FREIGHT & LOGISTICS-1.38%

Robinson (C.H.) Worldwide, Inc.                   274,900       14,828,106
==========================================================================

APPAREL RETAIL-2.22%

Limited Brands                                    487,700       12,085,206
--------------------------------------------------------------------------
Ross Stores, Inc.                                 446,900       11,740,063
==========================================================================
                                                                23,825,269
==========================================================================

APPLICATION SOFTWARE-4.27%

Amdocs Ltd. (United Kingdom)(a)                   473,400       11,906,010
--------------------------------------------------------------------------
Autodesk, Inc.                                    273,600       14,432,400
--------------------------------------------------------------------------
Intuit Inc.(a)(b)                                 274,300       12,442,248
--------------------------------------------------------------------------
Mercury Interactive Corp.(a)                      161,000        6,992,230
==========================================================================
                                                                45,772,888
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.72%

Calamos Asset Management, Inc.-Class A(a)         338,600        6,602,700
--------------------------------------------------------------------------
Franklin Resources, Inc.                          194,900       11,814,838
==========================================================================
                                                                18,417,538
==========================================================================

BROADCASTING & CABLE TV-0.44%

Cox Radio, Inc.-Class A(a)                        300,000        4,770,000
==========================================================================

BUILDING PRODUCTS-1.05%

American Standard Cos. Inc.(a)                    306,900       11,223,333
==========================================================================

CASINOS & GAMING-2.44%

Harrah's Entertainment, Inc.(b)                   234,400       13,717,088
--------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                 590,600       12,508,908
==========================================================================
                                                                26,225,996
==========================================================================

COMMERCIAL PRINTING-1.11%

Donnelley (R.R.) & Sons Co.                       379,764       11,943,578
==========================================================================

COMMUNICATIONS EQUIPMENT-1.77%

Harris Corp.                                      224,400       13,807,332
--------------------------------------------------------------------------
Scientific-Atlanta, Inc.                          189,300        5,184,927
==========================================================================
                                                                18,992,259
==========================================================================

COMPUTER HARDWARE-0.89%

PalmOne, Inc.(a)(b)                               331,200        9,594,864
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.50%

Emulex Corp.(a)                                   510,000        5,360,100
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.77%

Cummins Inc.                                      117,100   $    8,206,368
==========================================================================

CONSUMER ELECTRONICS-1.19%

Garmin Ltd. (Cayman Islands)(b)                   255,500       12,775,000
==========================================================================

CONSUMER FINANCE-0.91%

AmeriCredit Corp.(a)(b)                           503,600        9,769,840
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.53%

Alliance Data Systems Corp.(a)                    268,600       11,356,408
--------------------------------------------------------------------------
Certegy Inc.                                      164,550        5,816,842
--------------------------------------------------------------------------
CSG Systems International, Inc.(a)                516,000        8,673,960
--------------------------------------------------------------------------
DST Systems, Inc.(a)(b)                           278,000       12,468,300
--------------------------------------------------------------------------
Iron Mountain Inc.(a)(b)                          311,850       10,306,642
==========================================================================
                                                                48,622,152
==========================================================================

DEPARTMENT STORES-1.02%

Kohl's Corp.(a)(b)                                216,200       10,974,312
==========================================================================

DISTILLERS & VINTNERS-0.89%

Constellation Brands, Inc.-Class A(a)             244,000        9,572,120
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.89%

Corrections Corp. of America(a)                   284,500        9,886,375
--------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                   595,500       12,505,500
--------------------------------------------------------------------------
United Rentals, Inc.(a)                           560,300        8,656,635
==========================================================================
                                                                31,048,510
==========================================================================

DRUG RETAIL-0.60%

Shoppers Drug Mart Corp. (Canada)(a)              212,100        6,452,340
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.27%

Cooper Industries, Ltd.-Class A (Bermuda)         214,000       13,674,600
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.66%

Aeroflex Inc.(a)                                  580,000        6,438,000
--------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                         332,400       11,411,292
==========================================================================
                                                                17,849,292
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.54%

Benchmark Electronics, Inc.(a)                    170,000        5,774,900
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

EMPLOYMENT SERVICES-0.50%

Manpower Inc.                                     118,200   $    5,348,550
==========================================================================

ENVIRONMENTAL SERVICES-1.74%

Republic Services, Inc.                           435,000       13,398,000
--------------------------------------------------------------------------
Stericycle, Inc.(a)                               115,900        5,253,747
==========================================================================
                                                                18,651,747
==========================================================================

GENERAL MERCHANDISE STORES-1.40%

Dollar General Corp.                              498,400        9,594,200
--------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)(b)                    188,800        5,456,320
==========================================================================
                                                                15,050,520
==========================================================================

HEALTH CARE DISTRIBUTORS-0.79%

Henry Schein, Inc.(a)                             133,900        8,466,497
==========================================================================

HEALTH CARE EQUIPMENT-3.99%

Bio-Rad Laboratories, Inc.-Class A(a)             131,400        6,835,428
--------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)        240,100       13,772,136
--------------------------------------------------------------------------
Varian Inc.(a)                                    278,300       10,152,384
--------------------------------------------------------------------------
Waters Corp.(a)                                   292,400       12,073,196
==========================================================================
                                                                42,833,144
==========================================================================

HEALTH CARE FACILITIES-1.47%

Community Health Systems Inc.(a)                  435,000       11,666,700
--------------------------------------------------------------------------
Select Medical Corp.                              241,400        4,149,666
==========================================================================
                                                                15,816,366
==========================================================================

HEALTH CARE SERVICES-3.79%

Caremark Rx, Inc.(a)                              410,277       12,296,002
--------------------------------------------------------------------------
Covance Inc.(a)(b)                                198,900        7,900,308
--------------------------------------------------------------------------
DaVita, Inc.(a)                                   338,550       10,027,851
--------------------------------------------------------------------------
Express Scripts, Inc.(a)                          162,800       10,419,200
==========================================================================
                                                                40,643,361
==========================================================================

HOME FURNISHINGS-1.35%

Tempur-Pedic International Inc.(a)                891,300       14,474,712
==========================================================================

HOMEBUILDING-1.05%

Ryland Group, Inc. (The)                          118,200       11,275,098
==========================================================================

HOTELS, RESORTS & CRUISE LINES-0.51%

Starwood Hotels & Resorts Worldwide, Inc.(b)      113,800        5,431,674
==========================================================================

HOUSEWARES & SPECIALTIES-2.00%

Jarden Corp.(a)                                   287,700       10,104,024
--------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)(a)                  408,400       11,312,680
==========================================================================
                                                                21,416,704
==========================================================================

HYPERMARKETS & SUPER CENTERS-1.05%

BJ's Wholesale Club, Inc.(a)(b)                   389,800       11,315,894
==========================================================================

INDUSTRIAL GASES-1.04%

Airgas, Inc.                                      455,000       11,193,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INDUSTRIAL MACHINERY-1.72%

Eaton Corp.                                        84,000   $    5,371,800
--------------------------------------------------------------------------
Parker Hannifin Corp.                             185,600       13,108,928
==========================================================================
                                                                18,480,728
==========================================================================

INSURANCE BROKERS-1.08%

Willis Group Holdings Ltd. (Bermuda)              320,900       11,536,355
==========================================================================

INTEGRATED OIL & GAS-0.97%

Murphy Oil Corp.                                  129,500       10,362,590
==========================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-1.41%

iShares Nasdaq Biotechnology Index Fund(a)(b)     222,500       15,161,150
==========================================================================

LEISURE PRODUCTS-1.99%

Brunswick Corp.                                   262,700       12,325,884
--------------------------------------------------------------------------
Polaris Industries Inc.(b)                        152,700        9,062,745
==========================================================================
                                                                21,388,629
==========================================================================

METAL & GLASS CONTAINERS-0.98%

Pactiv Corp.(a)                                   444,200       10,523,098
==========================================================================

MULTI-LINE INSURANCE-0.95%

Quanta Capital Holdings Ltd. (Bermuda)
  (Acquired 08/27/2003: Cost
  $10,000,000)(a)(c)(e)                         1,000,000        9,000,000
--------------------------------------------------------------------------
Quanta Capital Holdings Ltd. (Bermuda)(a)(b)      138,100        1,242,900
==========================================================================
                                                                10,242,900
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.13%

Questar Corp.                                     251,900       12,091,200
==========================================================================

OFFICE ELECTRONICS-0.60%

Zebra Technologies Corp.-Class A(a)               121,725        6,450,208
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.59%

BJ Services Co.(b)                                213,200       10,873,200
--------------------------------------------------------------------------
Key Energy Services, Inc.(a)                      539,500        6,204,250
==========================================================================
                                                                17,077,450
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.37%

XTO Energy Inc.                                   439,125       14,657,992
==========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-3.16%

Ashland Inc.                                      226,300       13,039,406
--------------------------------------------------------------------------
Kinder Morgan, Inc.                               105,800        6,810,346
--------------------------------------------------------------------------
Williams Cos., Inc. (The)                       1,120,100       14,012,451
==========================================================================
                                                                33,862,203
==========================================================================

PACKAGED FOODS & MEATS-0.54%

Flowers Foods, Inc.                               228,400        5,792,224
==========================================================================

PAPER PACKAGING-1.41%

Sealed Air Corp.(a)(b)                            107,000        5,300,780
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
PAPER PACKAGING-(CONTINUED)

Smurfit-Stone Container Corp.(a)                  563,800   $    9,787,568
==========================================================================
                                                                15,088,348
==========================================================================

PERSONAL PRODUCTS-1.02%

NBTY, Inc.(a)                                     398,800       10,982,952
==========================================================================

PHARMACEUTICALS-1.12%

Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                        423,647       12,031,575
==========================================================================

REAL ESTATE-4.01%

Fieldstone Investment Corp. (Acquired
  11/10/2003-11/11/2003; Cost
  $9,984,140)(d)(e)                               661,900       11,417,775
--------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc.-Class
  A                                               574,555        9,847,873
--------------------------------------------------------------------------
KKR Financial Corp. (Acquired 08/05/2004;
  Cost $10,250,000)(a)(d)(e)                    1,025,000       10,506,250
--------------------------------------------------------------------------
New Century Financial Corp.                       100,000        5,515,000
--------------------------------------------------------------------------
Saxon Capital, Inc.(a)                            296,600        5,694,720
==========================================================================
                                                                42,981,618
==========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.30%

CB Richard Ellis Group, Inc.-Class A(a)           540,400       13,996,360
==========================================================================

REGIONAL BANKS-1.08%

Zions Bancorp                                     175,200       11,592,984
==========================================================================

RESTAURANTS-0.86%

Ruby Tuesday, Inc.(b)                             372,400        9,198,280
==========================================================================

SEMICONDUCTOR EQUIPMENT-2.73%

Cabot Microelectronics Corp.(a)(b)                212,200        7,645,566
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               247,700       11,277,781
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         402,000       10,415,820
==========================================================================
                                                                29,339,167
==========================================================================

SEMICONDUCTORS-2.07%

ATI Technologies Inc. (Canada)(a)                 322,100        5,813,905
--------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         185,100        5,006,955
--------------------------------------------------------------------------
Microchip Technology Inc.(b)                      374,762       11,336,551
==========================================================================
                                                                22,157,411
==========================================================================

SPECIALTY CHEMICALS-0.95%

Great Lakes Chemical Corp.                        397,300       10,178,826
==========================================================================

SPECIALTY STORES-1.03%

Advance Auto Parts, Inc.(a)                       281,200       11,000,544
==========================================================================

SYSTEMS SOFTWARE-1.24%

McAfee Inc.(a)                                    550,000       13,310,000
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-0.90%

CDW Corp.                                         156,100   $    9,682,883
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.08%

Radian Group Inc.(b)                              242,800       11,637,404
==========================================================================

TRUCKING-1.07%

Sirva Inc.(a)                                     477,300       11,455,200
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.04%

NII Holdings Inc.(a)(b)                           246,600       10,916,982
--------------------------------------------------------------------------
SpectraSite, Inc.(a)                              213,100       10,932,030
==========================================================================
                                                                21,849,012
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $800,639,901)                          1,048,763,518
==========================================================================


                        NUMBER
                          OF       EXERCISE   EXPIRATION
                       CONTRACTS    PRICE        DATE
OPTIONS
  PURCHASED-0.04%

PUTS-0.04%

Murphy Oil Corp.
  (Integrated Oil &
  Gas)                   1,295       $80        Nov-04            301,087
-------------------------------------------------------------------------
XTO Energy Inc. (Oil
  & Gas Exploration &
  Production)            4,391        30        Nov-04             76,843
=========================================================================
    Total Options Purchased (Cost $884,638)                       377,930
=========================================================================


                                                 SHARES
MONEY MARKET FUNDS-1.91%

Liquid Assets Portfolio-Institutional
  Class(f)                                     10,261,930       10,261,930
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    10,261,930       10,261,930
==========================================================================
    Total Money Market Funds (Cost $20,523,860)                 20,523,860
==========================================================================
TOTAL INVESTMENTS-99.68% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $822,048,399)                1,069,665,308
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-12.89%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  69,189,281       69,189,281
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  69,189,281       69,189,281
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $138,378,562)                                      138,378,562
==========================================================================
TOTAL INVESTMENTS-112.57% (Cost $960,426,961)                1,208,043,870
==========================================================================
OTHER ASSETS LESS LIABILITIES-(12.57%)                        (134,877,684)
==========================================================================
NET ASSETS-100.00%                                          $1,073,166,186
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at October 31, 2004 represented 0.75% of the Fund's Total Investments. See Note 1A.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at October 31, 2004 was $21,924,025, which represented 2.04% of the Fund's net assets.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at October 31, 2004 was $30,924,025, which represented 2.88% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $801,524,539)*                              $1,049,141,448
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $158,902,422)                            158,902,422
============================================================
    Total investments (cost $960,426,961)      1,208,043,870
============================================================
Receivables for:
  Investments sold                                23,158,959
------------------------------------------------------------
  Fund shares sold                                 1,040,163
------------------------------------------------------------
  Dividends                                          140,573
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                72,551
------------------------------------------------------------
Other assets                                          46,726
============================================================
    Total assets                               1,232,502,842
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           18,056,931
------------------------------------------------------------
  Fund shares reacquired                           1,569,825
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 117,451
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       138,378,562
------------------------------------------------------------
Accrued distribution fees                            630,739
------------------------------------------------------------
Accrued trustees' fees                                 2,277
------------------------------------------------------------
Accrued transfer agent fees                          387,654
------------------------------------------------------------
Accrued operating expenses                           193,217
============================================================
    Total liabilities                            159,336,656
============================================================
Net assets applicable to shares outstanding   $1,073,166,186
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  738,072,716
------------------------------------------------------------
Undistributed net investment income (loss)           (98,307)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                           87,611,149
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              247,580,628
============================================================
                                              $1,073,166,186
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  617,193,910
____________________________________________________________
============================================================
Class B                                       $  376,354,647
____________________________________________________________
============================================================
Class C                                       $   73,929,300
____________________________________________________________
============================================================
Class R                                       $    5,621,711
____________________________________________________________
============================================================
Institutional Class                           $       66,618
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           34,565,765
____________________________________________________________
============================================================
Class B                                           22,421,759
____________________________________________________________
============================================================
Class C                                            4,407,579
____________________________________________________________
============================================================
Class R                                              316,184
____________________________________________________________
============================================================
Institutional Class                                    3,674
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        17.86
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.86 divided by
      94.50%)                                 $        18.90
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        16.79
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        16.77
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        17.78
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        18.13
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $135,274,803 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $3,998)          $  9,123,366
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $316,380)*                            782,270
==========================================================================
    Total investment income                                      9,905,636
==========================================================================

EXPENSES:

Advisory fees                                                    7,018,923
--------------------------------------------------------------------------
Administrative services fees                                       282,196
--------------------------------------------------------------------------
Custodian fees                                                     120,476
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        2,031,361
--------------------------------------------------------------------------
  Class B                                                        3,967,972
--------------------------------------------------------------------------
  Class C                                                          729,633
--------------------------------------------------------------------------
  Class R                                                           14,320
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       3,027,243
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              54
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              32,363
--------------------------------------------------------------------------
Other                                                              650,014
==========================================================================
    Total expenses                                              17,874,555
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (125,412)
==========================================================================
    Net expenses                                                17,749,143
==========================================================================
Net investment income (loss)                                    (7,843,507)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from investment securities                    92,544,722
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          9,292,934
--------------------------------------------------------------------------
  Foreign currencies                                               (36,281)
==========================================================================
                                                                 9,256,653
==========================================================================
Net gain from investment securities and foreign currencies     101,801,375
==========================================================================
Net increase in net assets resulting from operations          $ 93,957,868
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (7,843,507)   $   (7,651,741)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                               92,544,722        64,445,148
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investments
    securities and foreign currencies                              9,256,653       180,427,376
==============================================================================================
    Net increase in net assets resulting from operations          93,957,868       237,220,783
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (13,528,020)               --
----------------------------------------------------------------------------------------------
  Class B                                                        (10,257,718)               --
----------------------------------------------------------------------------------------------
  Class C                                                         (1,789,455)               --
----------------------------------------------------------------------------------------------
  Class R                                                            (30,198)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                   (242)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (25,605,633)               --
==============================================================================================
Share transactions-net:
  Class A                                                         31,588,830       (40,295,276)
----------------------------------------------------------------------------------------------
  Class B                                                        (40,086,908)      (45,852,897)
----------------------------------------------------------------------------------------------
  Class C                                                          1,351,823        (3,420,452)
----------------------------------------------------------------------------------------------
  Class R                                                          4,312,014           902,244
----------------------------------------------------------------------------------------------
  Institutional Class                                                 55,370                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           (2,778,871)      (88,666,381)
==============================================================================================
    Net increase in net assets                                    65,573,364       148,554,402
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,007,592,822       859,038,420
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(98,307) and $(85,597), respectively)          $1,073,166,186    $1,007,592,822
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $8,699.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $96,092 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $282,196 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $3,027,243 for Class A, Class B, Class C and Class R shares and $14 for Institutional Class shares after AISI reimbursed fees for the Institutional Class shares of $40. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $2,031,361, $3,967,972, $729,633 and $14,320, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended October 31, 2004, AIM Distributors advised the Fund that it retained $171,202 in front-end sales commissions from the sale of Class A shares and $519, $25,762, $5,602 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $16,395,571     $221,684,483    $(227,818,124)     $      --       $10,261,930     $235,656     $      --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           16,395,571      221,684,483     (227,818,124)            --        10,261,930     230,234             --
===========================================================================================================================
  Subtotal       $32,791,142     $443,368,966    $(455,636,248)     $      --       $20,523,860     $465,890     $      --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $77,943,886     $210,017,597    $(218,772,202)     $      --       $69,189,281     $158,802     $      --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           77,943,886      210,017,597     (218,772,202)            --        69,189,281     157,578             --
===========================================================================================================================
  Subtotal       $155,887,772    $420,035,194    $(437,544,404)     $      --       $138,378,562    $316,380     $      --
===========================================================================================================================
  Total          $188,678,914    $863,404,160    $(893,180,652)     $      --       $158,902,422    $782,270     $      --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $27,195,023 and $10,946,219, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $16,199 and credits in custodian fees of $4,382 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $20,581.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $7,855 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $135,274,803 were on loan to brokers. The loans were secured by cash collateral of $138,378,562 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $316,380 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                 2004          2003
--------------------------------------------------------------------------------------
Distributions paid from long-term capital gain                $25,605,633    $      --
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed long-term gain                                  $   88,000,687
----------------------------------------------------------------------------
Unrealized appreciation -- investments                           247,191,090
----------------------------------------------------------------------------
Temporary book/tax differences                                       (98,307)
----------------------------------------------------------------------------
Shares of beneficial interest                                    738,072,716
============================================================================
Total net assets                                              $1,073,166,186
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses on certain straddles. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(36,281).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $748,265,373 and $776,755,843, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $260,704,530
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (13,477,159)
==============================================================================
Net unrealized appreciation of investment securities             $247,227,371
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $960,816,499.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $7,830,797, undistributed net realized gain (loss) was decreased by $2,894,200 and shares of beneficial interest decreased by $4,936,597. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                         2004                            2003
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      6,956,116    $ 121,226,684      7,864,878    $ 109,808,336
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,589,525       42,660,392      2,057,426       27,535,873
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,128,395       18,630,607        834,828       11,240,012
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        275,328        4,806,109         74,458          986,707
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              3,080           55,129             --               --
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        727,483       12,170,787             --               --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        564,080        8,923,747             --               --
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         96,104        1,519,408             --               --
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                          1,810           30,198             --               --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 14              241             --               --
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        834,769       14,693,499        340,670        4,868,315
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (886,014)     (14,693,499)      (358,616)      (4,868,315)
=========================================================================================================================
Reacquired:
  Class A                                                     (6,701,600)    (116,502,140)   (11,106,766)    (154,971,927)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (4,698,851)     (76,977,548)    (5,230,794)     (68,520,455)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,149,534)     (18,798,192)    (1,117,790)     (14,660,464)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (30,395)        (524,293)        (5,766)         (84,463)
=========================================================================================================================
                                                                (289,690)   $  (2,778,871)    (6,647,472)   $ (88,666,381)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2004             2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.66         $  12.80       $  14.69       $  21.79    $  15.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)        (0.08)(a)      (0.04)(a)      (0.04)      (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.70             3.94          (1.85)         (4.27)       6.68
=================================================================================================================================
    Total from investment operations                              1.62             3.86          (1.89)         (4.31)       6.55
=================================================================================================================================
Less distributions from net realized gains                       (0.42)              --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                                $  17.86         $  16.66       $  12.80       $  14.69    $  21.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   9.87%           30.16%        (12.87)%       (21.76)%     42.98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $617,194         $545,691       $456,268       $576,660    $759,838
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.40%(c)(d)      1.53%          1.38%          1.33%       1.28%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.46)%(c)       (0.56)%        (0.29)%        (0.21)%     (0.60)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             74%             101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $580,388,749.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.41%.

                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2004             2003           2002           2001        2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.79         $  12.21       $  14.10       $  21.16    $  14.90
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.18)(a)        (0.16)(a)      (0.14)(a)      (0.15)      (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.60             3.74          (1.75)         (4.12)       6.52
=================================================================================================================================
    Total from investment operations                              1.42             3.58          (1.89)         (4.27)       6.26
=================================================================================================================================
Less distributions from net realized gains                       (0.42)              --             --          (2.79)         --
=================================================================================================================================
Net asset value, end of period                                $  16.79         $  15.79       $  12.21       $  14.10    $  21.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   9.13%           29.32%        (13.40)%       (22.29)%     42.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $376,355         $392,382       $346,456       $454,018    $617,576
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           2.05%(c)(d)      2.18%          2.03%          1.99%       1.99%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.11)%(c)       (1.21)%        (0.94)%        (0.87)%     (1.30)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             74%             101%           120%           130%        101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $396,797,209.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                               2004            2003          2002          2001       2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.78         $ 12.20       $ 14.10       $ 21.15    $ 14.89
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.18)(a)       (0.16)(a)     (0.14)(a)     (0.14)     (0.25)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.59            3.74         (1.76)        (4.12)      6.51
============================================================================================================================
    Total from investment operations                             1.41            3.58         (1.90)        (4.26)      6.26
============================================================================================================================
Less distributions from net realized gains                      (0.42)             --            --         (2.79)        --
============================================================================================================================
Net asset value, end of period                                $ 16.77         $ 15.78       $ 12.20       $ 14.10    $ 21.15
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  9.07%          29.34%       (13.48)%      (22.24)%    42.04%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $73,929         $68,356       $56,298       $66,127    $82,982
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.05%(c)(d)     2.18%         2.03%         1.99%      1.99%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.11)%(c)      (1.21)%       (0.94)%       (0.87)%    (1.30)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            74%            101%          120%          130%       101%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $72,963,303.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.

                                                                               CLASS R
                                                              -----------------------------------------
                                                                                          JUNE 3, 2002
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2004           2003            2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $16.62         $12.79          $ 16.62
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)      (0.10)(a)        (0.03)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.68           3.93            (3.80)
=======================================================================================================
    Total from investment operations                            1.58           3.83            (3.83)
=======================================================================================================
Less distributions from net realized gains                     (0.42)            --               --
=======================================================================================================
Net asset value, end of period                                $17.78         $16.62          $ 12.79
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                 9.65%         29.95%          (23.05)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $5,622         $1,154          $    10
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                         1.55%(c)(d)    1.68%            1.54%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets    (0.61)%(c)     (0.71)%          (0.44)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                        74%           101%             120%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,864,084.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.56%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                                        MARCH 15, 2002
                                                                  YEAR ENDED             (DATE SALES
                                                                  OCTOBER 31,           COMMENCED) TO
                                                              -------------------        OCTOBER 31,
                                                               2004         2003             2002
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $16.83       $12.84          $ 17.25
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.01(a)      0.01(a)          0.02(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.71         3.98            (4.43)
======================================================================================================
    Total from investment operations                            1.72         3.99            (4.41)
======================================================================================================
Less distributions from net realized gains                     (0.42)          --               --
======================================================================================================
Net asset value, end of period                                $18.13       $16.83          $ 12.84
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                10.38%       31.08%          (25.57)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $   67       $   10          $     7
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets
  With fee waivers and/or expense reimbursements                0.86%(c)     0.87%            0.84%(d)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.15%(c)     1.25%            0.99%(d)
======================================================================================================
Ratio of net investment income to average net assets            0.08%(c)     0.10%            0.25%(d)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(e)                                        74%         101%             120%
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $14,384.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

    As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

    In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

    On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

    Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

    The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

    Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

    None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

    In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

    On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

    On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

    As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

    At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Charter Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Charter Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.34%

AEROSPACE & DEFENSE-1.26%

Northrop Grumman Corp.                            700,000   $   36,225,000
==========================================================================

BREWERS-1.48%

Heineken N.V. (Netherlands)(a)(b)               1,347,106       42,595,608
==========================================================================

BUILDING PRODUCTS-1.40%

Masco Corp.                                     1,174,500       40,238,370
==========================================================================

COMMUNICATIONS EQUIPMENT-1.03%

Nokia Oyj-ADR (Finland)                         1,924,100       29,669,622
==========================================================================

COMPUTER HARDWARE-1.59%

International Business Machines Corp.             510,000       45,772,500
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.36%

First Data Corp.                                  945,000       39,009,600
==========================================================================

DEPARTMENT STORES-1.91%

Kohl's Corp.(c)                                 1,081,700       54,907,092
==========================================================================

DIVERSIFIED BANKS-2.53%

Bank of America Corp.                           1,011,000       45,282,690
--------------------------------------------------------------------------
Wachovia Corp.                                    554,850       27,304,168
==========================================================================
                                                                72,586,858
==========================================================================

DIVERSIFIED CHEMICALS-1.19%

Dow Chemical Co. (The)                            758,000       34,064,520
==========================================================================

ELECTRIC UTILITIES-1.23%

FPL Group, Inc.                                   511,200       35,221,680
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.17%

Emerson Electric Co.                              525,000       33,626,250
==========================================================================

ENVIRONMENTAL SERVICES-1.99%

Waste Management, Inc.                          2,006,500       57,145,120
==========================================================================

FOOD RETAIL-2.91%

Kroger Co. (The)(c)                             3,460,000       52,280,600
--------------------------------------------------------------------------
Safeway Inc.(c)                                 1,720,000       31,372,800
==========================================================================
                                                                83,653,400
==========================================================================

HOUSEHOLD PRODUCTS-1.07%

Kimberly-Clark Corp.                              513,000       30,610,710
==========================================================================

HOUSEWARES & SPECIALTIES-1.05%

Newell Rubbermaid Inc.                          1,400,000       30,184,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-0.94%

Wal-Mart Stores, Inc.                             500,000       26,960,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES-4.26%

General Electric Co.                            1,434,500   $   48,945,140
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               2,360,000       73,514,000
==========================================================================
                                                               122,459,140
==========================================================================

INDUSTRIAL MACHINERY-2.48%

Dover Corp.                                     1,040,800       40,872,216
--------------------------------------------------------------------------
Illinois Tool Works Inc.                          329,500       30,406,260
==========================================================================
                                                                71,278,476
==========================================================================

INTEGRATED OIL & GAS-7.03%

Amerada Hess Corp.                                290,500       23,446,255
--------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                     1,015,000       59,123,750
--------------------------------------------------------------------------
ChevronTexaco Corp.                               467,000       24,779,020
--------------------------------------------------------------------------
ConocoPhillips                                    305,300       25,739,843
--------------------------------------------------------------------------
Exxon Mobil Corp.                                 892,700       43,938,694
--------------------------------------------------------------------------
Murphy Oil Corp.                                  310,900       24,878,218
==========================================================================
                                                               201,905,780
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.34%

ALLTEL Corp.                                      700,000       38,451,000
==========================================================================

INTERNET RETAIL-0.80%

IAC/InterActiveCorp.(a)(c)                      1,070,000       23,133,400
==========================================================================

INVESTMENT BANKING & BROKERAGE-1.04%

Morgan Stanley                                    582,250       29,747,152
==========================================================================

IT CONSULTING & OTHER SERVICES-1.01%

Accenture Ltd.-Class A (Bermuda)(c)             1,200,000       29,052,000
==========================================================================

LIFE & HEALTH INSURANCE-1.16%

Prudential Financial, Inc.                        716,200       33,281,814
==========================================================================

OFFICE ELECTRONICS-1.62%

Xerox Corp.(c)                                  3,156,300       46,618,551
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.14%

Baker Hughes Inc.                                 763,000       32,679,290
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.29%

Citigroup Inc.                                    670,000       29,727,900
--------------------------------------------------------------------------
Principal Financial Group, Inc.                   955,000       36,060,800
==========================================================================
                                                                65,788,700
==========================================================================

PACKAGED FOODS & MEATS-8.23%

Campbell Soup Co.                               2,107,000       56,551,880
--------------------------------------------------------------------------
General Mills, Inc.                             1,880,000       83,190,000
--------------------------------------------------------------------------
Kraft Foods Inc.-Class A                        1,600,000       53,296,000
--------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
PACKAGED FOODS & MEATS-(CONTINUED)

Sara Lee Corp.                                  1,865,000   $   43,417,200
==========================================================================
                                                               236,455,080
==========================================================================

PAPER PRODUCTS-1.44%

Georgia-Pacific Corp.                           1,200,000       41,508,000
==========================================================================

PHARMACEUTICALS-12.68%

Bristol-Myers Squibb Co.                        1,635,000       38,308,050
--------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)        1,430,000       60,632,000
--------------------------------------------------------------------------
Johnson & Johnson                                 495,000       28,898,100
--------------------------------------------------------------------------
Merck & Co. Inc.                                2,420,000       75,770,200
--------------------------------------------------------------------------
Pfizer Inc.                                     2,395,000       69,335,250
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                      1,168,000       30,368,000
--------------------------------------------------------------------------
Wyeth                                           1,540,000       61,061,000
==========================================================================
                                                               364,372,600
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.97%

ACE Ltd. (Cayman Islands)                         750,000       28,545,000
--------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               828,122       28,123,023
==========================================================================
                                                                56,668,023
==========================================================================

PUBLISHING-3.71%

Gannett Co., Inc.                                 450,000       37,327,500
--------------------------------------------------------------------------
New York Times Co. (The)-Class A(a)               952,900       38,163,645
--------------------------------------------------------------------------
Tribune Co.                                       720,000       31,104,000
==========================================================================
                                                               106,595,145
==========================================================================

RAILROADS-2.76%

Norfolk Southern Corp.                          1,334,000       45,289,300
--------------------------------------------------------------------------
Union Pacific Corp.                               538,000       33,877,860
==========================================================================
                                                                79,167,160
==========================================================================

REGIONAL BANKS-1.87%

BB&T Corp.                                        709,300       29,159,323
--------------------------------------------------------------------------
SunTrust Banks, Inc.                              351,150       24,713,937
==========================================================================
                                                                53,873,260
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


SEMICONDUCTORS-5.07%

Analog Devices, Inc.                              855,000   $   34,422,300
--------------------------------------------------------------------------
Intel Corp.                                     1,889,500       42,060,270
--------------------------------------------------------------------------
National Semiconductor Corp.(c)                 2,139,000       35,721,300
--------------------------------------------------------------------------
Xilinx, Inc.                                    1,097,000       33,568,200
==========================================================================
                                                               145,772,070
==========================================================================

SOFT DRINKS-0.99%

Coca-Cola Co. (The)                               700,000       28,462,000
==========================================================================

SYSTEMS SOFTWARE-5.23%

Computer Associates International, Inc.         2,099,000       58,163,290
--------------------------------------------------------------------------
Microsoft Corp.                                 3,287,000       92,003,130
==========================================================================
                                                               150,166,420
==========================================================================

THRIFTS & MORTGAGE FINANCE-2.11%

Washington Mutual, Inc.                         1,564,560       60,564,118
==========================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $2,396,059,963)                                  2,710,469,509
==========================================================================

MONEY MARKET FUNDS-5.78%

Liquid Assets Portfolio-Institutional
  Class(d)                                     83,058,993       83,058,993
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    83,058,993       83,058,993
==========================================================================
    Total Money Market Funds (Cost
      $166,117,986)                                            166,117,986
==========================================================================
TOTAL INVESTMENTS-100.12% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,562,177,949)                                            2,876,587,495
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.95%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  27,336,279       27,336,279
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $27,336,279)                                        27,336,279
==========================================================================
TOTAL INVESTMENTS-101.07% (Cost $2,589,514,228)              2,903,923,774
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.07%)                          (30,677,348)
==========================================================================
NET ASSETS-100.00%                                          $2,873,246,426
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for security lending transactions as of October 31, 2004.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at October 31, 2004 represented 1.47% of the Fund's Total Investments. See Note 1A.
(c) Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $2,396,059,963)*                            $2,710,469,509
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $193,454,265)                            193,454,265
============================================================
  Total investments (cost $2,589,514,228)      2,903,923,774
------------------------------------------------------------
Receivables for:
  Investments sold                                    91,749
------------------------------------------------------------
  Fund shares sold                                   677,874
------------------------------------------------------------
  Dividends                                        3,441,529
------------------------------------------------------------
  Investments matured (Note 10)                    2,616,170
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               225,690
------------------------------------------------------------
Other assets                                          61,803
============================================================
  Total assets                                 2,911,038,589
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                           7,281,636
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                444,079
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       27,336,279
------------------------------------------------------------
Accrued distribution fees                          1,338,545
------------------------------------------------------------
Accrued trustees' fees                                 4,421
------------------------------------------------------------
Accrued transfer agent fees                        1,070,958
------------------------------------------------------------
Accrued operating expenses                           316,245
============================================================
     Total liabilities                            37,792,163
============================================================
Net assets applicable to shares outstanding   $2,873,246,426
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,220,676,279
------------------------------------------------------------
Undistributed net investment income                5,696,221
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (667,535,620)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     314,409,546
============================================================
                                              $2,873,246,426
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,843,623,034
____________________________________________________________
============================================================
Class B                                       $  885,499,723
____________________________________________________________
============================================================
Class C                                       $  138,305,296
____________________________________________________________
============================================================
Class R                                       $    2,533,768
____________________________________________________________
============================================================
Institutional Class                           $    3,284,605
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          151,588,810
____________________________________________________________
============================================================
Class B                                           76,298,853
____________________________________________________________
============================================================
Class C                                           11,883,687
____________________________________________________________
============================================================
Class R                                              209,486
____________________________________________________________
============================================================
Institutional Class                                  262,233
____________________________________________________________
============================================================
Class A :
  Net asset value per share                   $        12.16
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.16 divided by
       94.50%)                                $        12.87
____________________________________________________________
============================================================
Class B :
  Net asset value and offering price per
     share                                    $        11.61
____________________________________________________________
============================================================
Class C :
  Net asset value and offering price per
     share                                    $        11.64
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        12.10
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        12.53
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $26,097,344 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $182,690)        $ 55,078,131
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $25,015)*                           2,075,348
--------------------------------------------------------------------------
Interest                                                               956
==========================================================================
    Total investment income                                     57,154,435
==========================================================================

EXPENSES:

Advisory fees                                                   20,136,790
--------------------------------------------------------------------------
Administrative services fees                                       585,397
--------------------------------------------------------------------------
Custodian fees                                                     243,906
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        5,883,153
--------------------------------------------------------------------------
  Class B                                                       10,549,491
--------------------------------------------------------------------------
  Class C                                                        1,572,686
--------------------------------------------------------------------------
  Class R                                                           11,195
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       8,357,015
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           1,847
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              73,380
--------------------------------------------------------------------------
Other                                                            1,564,364
==========================================================================
    Total expenses                                              48,979,224
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
      arrangements                                                (360,129)
==========================================================================
    Net expenses                                                48,619,095
==========================================================================
Net investment income                                            8,535,340
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        284,896,878
--------------------------------------------------------------------------
  Foreign currencies                                                47,518
==========================================================================
                                                               284,944,396
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                           (662,843)
==========================================================================
Net gain from investment securities and foreign currencies     284,281,553
==========================================================================
Net increase in net assets resulting from operations          $292,816,893
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    8,535,340    $    3,496,816
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           284,944,396      (177,091,373)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                    (662,843)      649,909,999
==============================================================================================
    Net increase in net assets resulting from operations         292,816,893       476,315,442
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (4,234,798)               --
----------------------------------------------------------------------------------------------
  Class R                                                             (2,682)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                (14,410)               --
==============================================================================================
  Decrease in net assets resulting from distributions             (4,251,890)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (343,025,821)     (380,938,708)
----------------------------------------------------------------------------------------------
  Class B                                                       (360,933,716)     (215,082,650)
----------------------------------------------------------------------------------------------
  Class C                                                        (39,355,393)      (29,277,194)
----------------------------------------------------------------------------------------------
  Class R                                                            642,358         1,521,693
----------------------------------------------------------------------------------------------
  Institutional Class                                              1,074,851           339,875
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (741,597,721)     (623,436,984)
==============================================================================================
    Net increase (decrease) in net assets                       (453,032,718)     (147,121,542)
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,326,279,144     3,473,400,686
==============================================================================================
  End of year (including undistributed net investment income
    of $5,696,221 and $1,365,253, respectively)               $2,873,246,426    $3,326,279,144
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $44,820. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $267,010 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $585,397 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $8,357,015 for Class A, Class B, Class C and Class R shares and $1,847 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $5,883,153, $10,549,491, $1,572,686 and $11,195, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $234,197 in front-end sales commissions from the sale of Class A shares and $3,448, $59,959, $6,679 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 98,974,452      $487,207,080     $  (503,122,539)       $   --        $ 83,058,993     $1,032,599      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            98,974,452       487,207,080        (503,122,539)           --          83,058,993      1,017,734          --
===================================================================================================================================
  Subtotal       $197,948,904      $974,414,160     $(1,006,245,078)       $   --        $166,117,986     $2,050,333      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 22,552,000     $  341,863,851    $  (364,415,851)       $   --        $         --     $   21,732      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                    --         46,453,174        (19,116,895)           --          27,336,279          3,283          --
===================================================================================================================================
  Subtotal       $ 22,552,000     $  388,317,025    $  (383,532,746)       $   --        $ 27,336,279     $   25,015      $   --
===================================================================================================================================
  Total          $220,500,904     $1,362,731,185    $(1,389,777,824)       $   --        $193,454,265     $2,075,348      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $43,476,128 and $115,762,500, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $48,299, which resulted in a reduction of the Fund's total expenses of $48,299.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $15,947 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $26,097,344 were on loan to brokers. The loans were secured by cash collateral of $27,336,279 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $25,015 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                                                                 2004        2003
----------------------------------------------------------------------------------
Distributions paid from ordinary income                       $4,251,890    $   --
__________________________________________________________________________________
==================================================================================


TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
----------------------------------------------------------------------------
Undistributed ordinary income                                 $    8,592,013
----------------------------------------------------------------------------
Unrealized appreciation -- investments                           264,884,884
----------------------------------------------------------------------------
Temporary book/tax difference                                       (394,478)
----------------------------------------------------------------------------
Capital loss carryforward                                       (620,512,272)
----------------------------------------------------------------------------
Shares of beneficial interest                                  3,220,676,279
============================================================================
Total net assets                                              $2,873,246,426
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the treatment of defaulted bonds.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $282,887,750 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $488,443,372
-----------------------------------------------------------------------------
October 31, 2011                                                 132,068,900
=============================================================================
Total capital loss carryforward                                 $620,512,272
_____________________________________________________________________________
=============================================================================
* Capital loss carryforward as of the date listed above is
  reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $1,066,339,251 and $1,695,085,970, respectively.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $60,700,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00% which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 376,858,000
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (111,973,116)
===============================================================================
Net unrealized appreciation of investment securities             $ 264,884,884
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $2,639,038,890.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, on October 31, 2004, undistributed net investment income was increased by $47,518 and undistributed net realized gain (loss) was decreased by $47,518. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,951,437    $  94,832,462     16,680,459    $ 167,057,570
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,877,677       44,222,154      8,128,480       78,572,729
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,217,568       13,934,813      2,035,003       19,657,080
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          95,004        1,120,376        182,932        1,841,485
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             515,765        6,344,104         53,551          570,090
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         345,517        3,966,625             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                             234            2,681             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 714            8,400             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      12,968,092      155,893,419      3,640,846       37,843,518
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (13,548,346)    (155,893,419)    (3,789,510)     (37,843,518)
==========================================================================================================================
Reacquired:
  Class A                                                     (50,261,476)    (597,718,327)   (58,788,618)    (585,839,796)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (21,841,949)    (249,262,451)   (26,845,101)    (255,811,861)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,652,957)     (53,290,206)    (5,102,475)     (48,934,274)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (40,399)        (480,699)       (29,999)        (319,792)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (434,182)      (5,277,653)       (22,226)        (230,215)
==========================================================================================================================
                                                              (63,807,301)   $(741,597,721)   (63,856,658)   $(623,436,984)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13.20% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell the Fund Shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                              2004             2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    11.12       $     9.57    $    10.46    $    18.07    $    17.16
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.06(a)          0.04(a)       0.01(b)      (0.03)        (0.04)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.00             1.51         (0.90)        (6.70)         2.30
=================================================================================================================================
    Total from investment operations                             1.06             1.55         (0.89)        (6.73)         2.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.02)              --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --               --            --         (0.88)        (1.35)
=================================================================================================================================
    Total distributions                                         (0.02)              --            --         (0.88)        (1.35)
=================================================================================================================================
Net asset value, end of period                             $    12.16       $    11.12    $     9.57    $    10.46    $    18.07
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  9.58%           16.20%        (8.51)%      (38.75)%       13.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $1,843,623       $2,008,702    $2,096,866    $3,159,304    $5,801,869
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.26%(d)         1.30%         1.22%         1.16%         1.06%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.27%(d)         1.30%         1.22%         1.17%         1.08%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         0.54%(d)         0.39%         0.09%(b)      (0.24)%      (0.20)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            36%              28%          103%           78%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,961,051,091.

                                                                                           CLASS B
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                              2004              2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  10.67         $     9.24    $    10.18    $    17.72    $    16.97
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.02)(a)          (0.03)(a)      (0.08)(b)      (0.13)      (0.17)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.96               1.46         (0.86)        (6.53)         2.27
=================================================================================================================================
    Total from investment operations                           0.94               1.43         (0.94)        (6.66)         2.10
=================================================================================================================================
Less distributions from net realized gains                       --                 --            --         (0.88)        (1.35)
=================================================================================================================================
Net asset value, end of period                             $  11.61         $    10.67    $     9.24    $    10.18    $    17.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                8.81%             15.48%        (9.23)%      (39.14)%       12.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $885,500         $1,149,943    $1,204,617    $1,719,470    $3,088,611
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.96%(d)           2.00%         1.92%         1.86%         1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.97%(d)           2.00%         1.92%         1.87%         1.82%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.16%)(d)         (0.31)%       (0.61%)(b)      (0.94)%      (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          36%                28%          103%           78%           80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,054,949,073.

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2004           2003        2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.70       $   9.27    $  10.21    $  17.77    $  17.01
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)      (0.03)(a)    (0.08)(b)    (0.13)    (0.17)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.96           1.46       (0.86)      (6.55)       2.28
=========================================================================================================================
    Total from investment operations                              0.94           1.43       (0.94)      (6.68)       2.11
=========================================================================================================================
Less distributions from net realized gains                          --             --          --       (0.88)      (1.35)
=========================================================================================================================
Net asset value, end of period                                $  11.64       $  10.70    $   9.27    $  10.21    $  17.77
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                   8.79%         15.43%      (9.21)%    (39.14)%     12.78%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $138,305       $163,859    $170,444    $248,533    $412,872
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.96%(d)       2.00%       1.92%       1.86%       1.80%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.97%(d)       2.00%       1.92%       1.87%       1.82%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.16)%(d)     (0.31)%     (0.61)%(b)    (0.94)%    (0.94)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             36%            28%        103%         78%         80%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(d)  Ratios are based on average daily net assets of $157,268,602.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.08         $ 9.56       $ 10.94
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.04(a)        0.02(a)       0.00
====================================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.00           1.50         (1.38)
====================================================================================================
    Total from investment operations                            1.04           1.52         (1.38)
====================================================================================================
Less dividends from net investment income                      (0.02)            --            --
====================================================================================================
Net asset value, end of period                                $12.10         $11.08       $  9.56
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 9.35%         15.90%       (12.61)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,534         $1,714       $    16
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.46%(c)(d)    1.50%         1.42%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets     0.34%(c)       0.19%        (0.11)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                        36%            28%          103%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,239,072.
(d) After fee waivers and/or expense reimbursements. Prior to fee waivers and/or expense reimbursements ratio of expenses to average net assets was 1.47%
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                INSTITUTIONAL
                                                              --------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------
                                                               2004         2003      2002      2001       2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.45       $ 9.80    $10.67    $ 18.33    $17.33
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.13(a)      0.09(a)   0.06(b)    0.04      0.52
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.03         1.56     (0.93)     (6.82)     1.83
================================================================================================================
    Total from investment operations                            1.16         1.65     (0.87)     (6.78)     2.35
================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.08)          --        --         --        --
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           --        --      (0.88)    (1.35)
================================================================================================================
    Total distributions                                        (0.08)          --        --      (0.88)    (1.35)
================================================================================================================
Net asset value, end of period                                $12.53       $11.45    $ 9.80    $ 10.67    $18.33
________________________________________________________________________________________________________________
================================================================================================================
Total return(c)                                                10.21%       16.84%    (8.15)%   (38.46)%   14.02%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $3,285       $2,061    $1,457    $ 1,648    $3,234
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.74%(d)     0.79%     0.79%      0.68%     0.66%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.75%(d)     0.79%     0.83%      0.69%     0.68%
================================================================================================================
Ratio of net investment income to average net assets            1.06%(d)     0.90%     0.52%(b)    0.25%    0.20%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                           36%          28%      103%        78%       80%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions.
(d)  Ratios are based on average daily net assets of $4,378,524.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Constellation Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Constellation Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.49%

ADVERTISING-1.02%

Lamar Advertising Co.-Class A(a)(b)              1,609,800   $   66,677,916
===========================================================================

AEROSPACE & DEFENSE-0.64%

Honeywell International Inc.                     1,250,000       42,100,000
===========================================================================

AIR FREIGHT & LOGISTICS-1.13%

Expeditors International of Washington,
  Inc.(b)                                          500,000       28,550,000
---------------------------------------------------------------------------
FedEx Corp.(b)                                     500,000       45,560,000
===========================================================================
                                                                 74,110,000
===========================================================================

AIRLINES-0.53%

Southwest Airlines Co.(b)                        2,193,800       34,596,226
===========================================================================

APPAREL RETAIL-0.37%

TJX Cos., Inc. (The)                             1,000,000       23,980,000
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.71%

Coach, Inc.(a)                                   1,000,000       46,630,000
===========================================================================

APPLICATION SOFTWARE-1.08%

Autodesk, Inc.(b)                                1,350,000       71,212,500
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.22%

Investors Financial Services Corp.(b)              380,000       14,626,200
===========================================================================

BIOTECHNOLOGY-1.98%

Amgen Inc.(a)                                      744,700       42,298,960
---------------------------------------------------------------------------
Biogen Idec Inc.(a)(b)                             600,000       34,896,000
---------------------------------------------------------------------------
Gilead Sciences, Inc.(a)(b)                      1,527,600       52,900,788
===========================================================================
                                                                130,095,748
===========================================================================

BROADCASTING & CABLE TV-1.99%

Clear Channel Communications, Inc.(b)            2,112,800       70,567,520
---------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)(b)      1,944,400       60,198,624
===========================================================================
                                                                130,766,144
===========================================================================

COMMUNICATIONS EQUIPMENT-6.27%

Avaya Inc.(a)(b)                                 1,500,000       21,600,000
---------------------------------------------------------------------------
Cisco Systems, Inc.(a)                           7,500,000      144,075,000
---------------------------------------------------------------------------
Comverse Technology, Inc.(a)(b)                  2,500,000       51,600,000
---------------------------------------------------------------------------
Corning Inc.(a)(b)                               2,200,000       25,190,000
---------------------------------------------------------------------------
Juniper Networks, Inc.(a)(b)                     2,000,000       53,220,000
---------------------------------------------------------------------------
Motorola, Inc.(b)                                1,473,900       25,439,514
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Nokia Oyi-ADR (Finland)(b)                       2,500,000   $   38,550,000
---------------------------------------------------------------------------
QUALCOMM Inc.                                    1,250,000       52,262,500
===========================================================================
                                                                411,937,014
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.68%

Best Buy Co., Inc.(b)                              750,000       44,415,000
===========================================================================

COMPUTER HARDWARE-2.80%

Apple Computer, Inc.(a)(b)                       1,000,000       52,530,000
---------------------------------------------------------------------------
Dell Inc.(a)(b)                                  3,750,000      131,475,000
===========================================================================
                                                                184,005,000
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.19%

Caterpillar Inc.(b)                                750,000       60,405,000
---------------------------------------------------------------------------
Deere & Co.                                      1,400,000       83,692,000
===========================================================================
                                                                144,097,000
===========================================================================

CONSUMER FINANCE-3.63%

American Express Co.(b)                          1,250,000       66,337,500
---------------------------------------------------------------------------
Capital One Financial Corp.(b)                     500,000       36,880,000
---------------------------------------------------------------------------
MBNA Corp.(b)                                    3,500,000       89,705,000
---------------------------------------------------------------------------
SLM Corp.(b)                                     1,000,000       45,260,000
===========================================================================
                                                                238,182,500
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.84%

Affiliated Computer Services, Inc.-Class
  A(a)(b)                                          500,000       27,275,000
---------------------------------------------------------------------------
Automatic Data Processing, Inc.                  1,000,000       43,390,000
---------------------------------------------------------------------------
Fiserv, Inc.(a)(b)                               2,250,000       79,965,000
---------------------------------------------------------------------------
Paychex, Inc.(b)                                 1,100,000       36,073,400
===========================================================================
                                                                186,703,400
===========================================================================

DEPARTMENT STORES-0.26%

J.C. Penney Co., Inc.(b)                           500,000       17,295,000
===========================================================================

DIVERSIFIED BANKS-0.68%

Bank of America Corp.(b)                         1,000,000       44,790,000
===========================================================================

DIVERSIFIED CHEMICALS-1.37%

Dow Chemical Co. (The)(b)                          650,000       29,211,000
---------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                     750,000       32,152,500
---------------------------------------------------------------------------
Eastman Chemical Co.(b)                            600,000       28,482,000
===========================================================================
                                                                 89,845,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES-1.00%

Apollo Group, Inc.-Class A(a)(b)                   500,000   $   33,000,000
---------------------------------------------------------------------------
Cintas Corp.                                       750,000       32,355,000
===========================================================================
                                                                 65,355,000
===========================================================================

DIVERSIFIED METALS & MINING-0.53%

Phelps Dodge Corp.(b)                              400,000       35,016,000
===========================================================================

DRUG RETAIL-0.55%

Walgreen Co.(b)                                  1,000,000       35,890,000
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.63%

Rockwell Automation, Inc.(b)                     1,000,000       41,690,000
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.59%

Agilent Technologies, Inc.(a)(b)                 1,550,000       38,843,000
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.36%

Molex Inc.                                         802,400       23,726,968
===========================================================================

EMPLOYMENT SERVICES-1.62%

Robert Half International Inc.                   4,000,000      106,120,000
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.46%

Monsanto Co.                                       700,000       29,925,000
===========================================================================

FOOD RETAIL-0.43%

Whole Foods Market, Inc.(b)                        350,000       28,500,500
===========================================================================

FOOTWEAR-0.43%

NIKE, Inc.-Class B                                 350,000       28,458,500
===========================================================================

GOLD-0.67%

Newmont Mining Corp.                               471,600       22,410,432
---------------------------------------------------------------------------
Placer Dome Inc. (Canada)                        1,003,900       21,332,875
===========================================================================
                                                                 43,743,307
===========================================================================

HEALTH CARE EQUIPMENT-6.78%

Bard (C.R.), Inc.                                  652,100       37,039,280
---------------------------------------------------------------------------
Becton, Dickinson & Co.                          1,034,200       54,295,500
---------------------------------------------------------------------------
Biomet, Inc.(b)                                  3,535,175      165,021,969
---------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)         566,500       32,494,440
---------------------------------------------------------------------------
Medtronic, Inc.(b)                                 815,700       41,690,427
---------------------------------------------------------------------------
St. Jude Medical, Inc.(a)(b)                       352,700       27,006,239
---------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)(b)                 834,400       33,501,160
---------------------------------------------------------------------------
Waters Corp.(a)(b)                                 410,200       16,937,158
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)(b)                        475,600       36,901,804
===========================================================================
                                                                444,887,977
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

HEALTH CARE SERVICES-1.11%

Caremark Rx, Inc.(a)(b)                          2,427,881   $   72,763,594
===========================================================================

HEALTH CARE SUPPLIES-0.73%

Alcon, Inc. (Switzerland)(b)                       677,400       48,230,880
===========================================================================

HOTELS, RESORTS & CRUISE LINES-1.48%

Carnival Corp. (Panama)(b)                         750,000       37,920,000
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)(b)          500,000       23,300,000
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(b)       750,000       35,797,500
===========================================================================
                                                                 97,017,500
===========================================================================

HOUSEHOLD PRODUCTS-0.72%

Procter & Gamble Co. (The)(b)                      918,800       47,024,184
===========================================================================

HYPERMARKETS & SUPER CENTERS-1.03%

Wal-Mart Stores, Inc.(b)                         1,250,000       67,400,000
===========================================================================

INDUSTRIAL CONGLOMERATES-1.72%

3M Co.(b)                                          290,000       22,495,300
---------------------------------------------------------------------------
General Electric Co.                             1,500,000       51,180,000
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)(b)             1,250,000       38,937,500
===========================================================================
                                                                112,612,800
===========================================================================

INDUSTRIAL GASES-0.87%

Air Products & Chemicals, Inc.                     600,000       31,908,000
---------------------------------------------------------------------------
Praxair, Inc.                                      600,000       25,320,000
===========================================================================
                                                                 57,228,000
===========================================================================

INDUSTRIAL MACHINERY-3.63%

Danaher Corp.(b)                                 1,000,000       55,130,000
---------------------------------------------------------------------------
Eaton Corp.(b)                                     500,000       31,975,000
---------------------------------------------------------------------------
Illinois Tool Works Inc.(b)                        363,300       33,525,324
---------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)             1,100,000       75,284,000
---------------------------------------------------------------------------
Parker Hannifin Corp.(b)                           600,000       42,378,000
===========================================================================
                                                                238,292,324
===========================================================================

INTEGRATED OIL & GAS-1.37%

ChevronTexaco Corp.                                307,000       16,289,420
---------------------------------------------------------------------------
Exxon Mobil Corp.                                1,500,000       73,830,000
===========================================================================
                                                                 90,119,420
===========================================================================

INTERNET RETAIL-1.19%

eBay Inc.(a)(b)                                    800,000       78,088,000
===========================================================================

INTERNET SOFTWARE & SERVICES-2.52%

Google Inc.-Class A(a)(b)                          250,413       47,755,011
---------------------------------------------------------------------------
Yahoo! Inc.(a)(b)                                3,250,000      117,617,500
===========================================================================
                                                                165,372,511
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-0.37%

Goldman Sachs Group, Inc. (The)(b)                 250,000   $   24,595,000
===========================================================================

IT CONSULTING & OTHER SERVICES-0.37%

Accenture Ltd.-Class A (Bermuda)(a)(b)           1,000,000       24,210,000
===========================================================================

LIFE & HEALTH INSURANCE-0.40%

AFLAC Inc.(b)                                      725,450       26,029,146
===========================================================================

MANAGED HEALTH CARE-1.34%

Aetna Inc.(b)                                      346,500       32,917,500
---------------------------------------------------------------------------
UnitedHealth Group Inc.(b)                         463,100       33,528,440
---------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                  222,300       21,709,818
===========================================================================
                                                                 88,155,758
===========================================================================

MOTORCYCLE MANUFACTURERS-0.31%

Harley-Davidson, Inc.(b)                           350,000       20,149,500
===========================================================================

MOVIES & ENTERTAINMENT-1.08%

DreamWorks Animation SKG, Inc.-Class A(a)          117,200        4,576,660
---------------------------------------------------------------------------
Viacom Inc.-Class B(b)                           1,811,464       66,100,321
===========================================================================
                                                                 70,676,981
===========================================================================

MULTI-LINE INSURANCE-0.89%

American International Group, Inc.(b)              500,000       30,355,000
---------------------------------------------------------------------------
Genworth Financial Inc.-Class A(b)               1,180,000       28,154,800
===========================================================================
                                                                 58,509,800
===========================================================================

OIL & GAS DRILLING-0.57%

ENSCO International Inc.(b)                      1,219,000       37,240,450
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.45%

BJ Services Co.(b)                                 869,600       44,349,600
---------------------------------------------------------------------------
Halliburton Co.(b)                                 500,000       18,520,000
---------------------------------------------------------------------------
Weatherford International Ltd.
  (Bermuda)(a)(b)                                  625,000       32,662,500
===========================================================================
                                                                 95,532,100
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.58%

Apache Corp.(b)                                    500,000       25,350,000
---------------------------------------------------------------------------
Devon Energy Corp.                                 700,000       51,779,000
---------------------------------------------------------------------------
XTO Energy, Inc.(b)                                800,000       26,704,000
===========================================================================
                                                                103,833,000
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.44%

Valero Energy Corp.(b)                             670,000       28,789,900
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.17%

Citigroup Inc.(b)                                1,906,900       84,609,153
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

JPMorgan Chase & Co.(b)                          1,500,000   $   57,900,000
===========================================================================
                                                                142,509,153
===========================================================================

PACKAGED FOODS & MEATS-0.89%

Hershey Foods Corp.(b)                             500,000       25,345,000
---------------------------------------------------------------------------
Kellogg Co.                                        765,900       32,933,700
===========================================================================
                                                                 58,278,700
===========================================================================

PERSONAL PRODUCTS-1.02%

Avon Products, Inc.                                600,000       23,730,000
---------------------------------------------------------------------------
Gillette Co. (The)(b)                            1,042,000       43,222,160
===========================================================================
                                                                 66,952,160
===========================================================================

PHARMACEUTICALS-5.68%

Johnson & Johnson                                1,696,100       99,018,318
---------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)          1,333,500       54,233,445
---------------------------------------------------------------------------
Pfizer Inc.                                      4,250,000      123,037,500
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)(b)                                    3,709,700       96,452,200
===========================================================================
                                                                372,741,463
===========================================================================

PUBLISHING-0.50%

Gannett Co., Inc.(b)                               398,400       33,047,280
===========================================================================

REGIONAL BANKS-0.45%

Commerce Bancorp, Inc.(b)                          500,000       29,620,000
===========================================================================

RESTAURANTS-0.44%

McDonald's Corp.(b)                              1,000,000       29,150,000
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.74%

Applied Materials, Inc.(a)(b)                    1,583,600       25,495,960
---------------------------------------------------------------------------
KLA-Tencor Corp.(a)(b)                             500,000       22,765,000
===========================================================================
                                                                 48,260,960
===========================================================================

SEMICONDUCTORS-6.21%

Analog Devices, Inc.(b)                          2,250,000       90,585,000
---------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A(a)(b)       3,000,000       46,620,000
---------------------------------------------------------------------------
Linear Technology Corp.                          1,600,000       60,608,000
---------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)(b)      750,000       21,427,500
---------------------------------------------------------------------------
Maxim Integrated Products, Inc.(b)                 806,985       35,499,270
---------------------------------------------------------------------------
Microchip Technology Inc.                        5,068,952      153,335,798
===========================================================================
                                                                408,075,568
===========================================================================

SPECIALTY CHEMICALS-0.80%

Ecolab Inc.(b)                                     800,000       27,080,000
---------------------------------------------------------------------------
Rohm & Haas Co.(b)                                 600,000       25,434,000
===========================================================================
                                                                 52,514,000
===========================================================================

SPECIALTY STORES-3.36%

Bed Bath & Beyond Inc.(a)(b)                     2,000,000       81,580,000
---------------------------------------------------------------------------
Staples, Inc.(b)                                 3,500,000      104,090,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
SPECIALTY STORES-(CONTINUED)

Williams-Sonoma, Inc.(a)(b)                        917,800   $   35,032,426
===========================================================================
                                                                220,702,426
===========================================================================

STEEL-0.75%

Nucor Corp.(b)                                     600,000       25,338,000
---------------------------------------------------------------------------
United States Steel Corp.(b)                       651,000       23,904,720
===========================================================================
                                                                 49,242,720
===========================================================================

SYSTEMS SOFTWARE-5.04%

Adobe Systems Inc.(b)                              600,000       33,618,000
---------------------------------------------------------------------------
Microsoft Corp.                                  6,000,000      167,940,000
---------------------------------------------------------------------------
Oracle Corp.(a)                                  4,438,800       56,195,208
---------------------------------------------------------------------------
Symantec Corp.(a)(b)                               800,000       45,552,000
---------------------------------------------------------------------------
VERITAS Software Corp.(a)(b)                     1,263,800       27,651,944
===========================================================================
                                                                330,957,152
===========================================================================

TECHNOLOGY DISTRIBUTORS-1.31%

CDW Corp.(b)                                     1,391,300       86,302,339
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.52%

Nextel Communications, Inc.-Class A(a)(b)        1,297,900       34,381,371
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $5,083,616,766)                         6,532,827,540
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-0.64%

Liquid Assets Portfolio-Institutional
  Class(c)                                      21,040,807   $   21,040,807
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)     21,040,807       21,040,807
===========================================================================
    Total Money Market Funds (Cost
      $42,081,614)                                               42,081,614
===========================================================================
TOTAL INVESTMENTS-100.13% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,125,698,380)                                             6,574,909,154
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.83%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                  969,136,004      969,136,004
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(c)(d)                                    4,938,485        4,938,485
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $974,074,489)                                       974,074,489
===========================================================================
TOTAL INVESTMENTS-114.96% (Cost
  $6,099,772,869)                                             7,548,983,643
===========================================================================
OTHER ASSETS LESS LIABILITIES-(14.96%)                         (982,334,057)
===========================================================================
NET ASSETS-100.00%                                           $6,566,649,586
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $5,083,616,766)*                           $ 6,532,827,540
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $1,016,156,103)                  1,016,156,103
============================================================
    Total investments (cost $6,099,772,869)    7,548,983,643
============================================================
Foreign currencies, at value (cost $1,505)             1,543
------------------------------------------------------------
Receivables for:
  Investments sold                                36,103,535
------------------------------------------------------------
  Fund shares sold                                 5,247,741
------------------------------------------------------------
  Dividends                                        3,608,701
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  478,198
------------------------------------------------------------
Other assets                                          73,560
============================================================
    Total assets                               7,594,496,921
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           24,512,996
------------------------------------------------------------
  Fund shares reacquired                          22,456,741
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               1,036,780
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       974,074,489
------------------------------------------------------------
Accrued distribution fees                          1,956,560
------------------------------------------------------------
Accrued trustees' fees                                 6,750
------------------------------------------------------------
Accrued transfer agent fees                        2,947,479
------------------------------------------------------------
Accrued operating expenses                           855,540
============================================================
    Total liabilities                          1,027,847,335
============================================================
Net assets applicable to shares outstanding  $ 6,566,649,586
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 7,288,266,146
------------------------------------------------------------
Undistributed net investment income (loss)          (907,378)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                        (2,169,919,994)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies            1,449,210,812
============================================================
                                             $ 6,566,649,586
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 5,616,072,058
____________________________________________________________
============================================================
Class B                                      $   617,004,804
____________________________________________________________
============================================================
Class C                                      $   162,706,560
____________________________________________________________
============================================================
Class R                                      $     6,202,267
____________________________________________________________
============================================================
Institutional Class                          $   164,663,897
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          264,001,060
____________________________________________________________
============================================================
Class B                                           30,930,529
____________________________________________________________
============================================================
Class C                                            8,158,834
____________________________________________________________
============================================================
Class R                                              291,974
____________________________________________________________
============================================================
Institutional Class                                7,157,074
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         21.27
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.27 divided by
      94.50%)                                $         22.51
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         19.95
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         19.94
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         21.24
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         23.01
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $954,954,771 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $414,846)        $  48,034,675
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $138,487)*                           1,652,388
===========================================================================
    Total investment income                                      49,687,063
===========================================================================

EXPENSES:

Advisory fees                                                    46,243,987
---------------------------------------------------------------------------
Administrative services fees                                        710,711
---------------------------------------------------------------------------
Custodian fees                                                      525,253
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                        19,016,041
---------------------------------------------------------------------------
  Class B                                                         6,702,181
---------------------------------------------------------------------------
  Class C                                                         1,845,072
---------------------------------------------------------------------------
  Class R                                                            24,911
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                       21,734,849
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           81,066
---------------------------------------------------------------------------
Trustees' fees and retirement benefits                              151,416
---------------------------------------------------------------------------
Other                                                             2,985,841
===========================================================================
    Total expenses                                              100,021,328
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (1,322,281)
===========================================================================
    Net expenses                                                 98,699,047
===========================================================================
Net investment income (loss)                                    (49,011,984)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         750,565,101
---------------------------------------------------------------------------
  Foreign currencies                                             (1,170,065)
---------------------------------------------------------------------------
  Option contracts written                                          804,191
===========================================================================
                                                                750,199,227
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (467,700,274)
---------------------------------------------------------------------------
  Foreign currencies                                                     38
===========================================================================
                                                               (467,700,236)
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              282,498,991
===========================================================================
Net increase in net assets resulting from operations          $ 233,487,007
___________________________________________________________________________
===========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004               2003
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (49,011,984)   $   (54,584,186)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       750,199,227       (454,745,158)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and foreign currencies and option
    contracts                                                    (467,700,236)     1,834,190,965
================================================================================================
    Net increase in net assets resulting from operations          233,487,007      1,324,861,621
================================================================================================
Share transactions-net:
  Class A                                                      (1,414,942,300)    (1,112,282,235)
------------------------------------------------------------------------------------------------
  Class B                                                         (88,166,720)       (46,666,906)
------------------------------------------------------------------------------------------------
  Class C                                                         (35,344,446)       (22,091,083)
------------------------------------------------------------------------------------------------
  Class R                                                           3,284,897          2,235,274
------------------------------------------------------------------------------------------------
  Institutional Class                                               4,128,631          5,433,008
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,531,039,938)    (1,173,371,942)
================================================================================================
    Net increase (decrease) in net assets                      (1,297,552,931)       151,489,679
================================================================================================

NET ASSETS:

  Beginning of year                                             7,864,202,517      7,712,712,838
================================================================================================
  End of year (including undistributed net investment income
    (loss) of $(907,378) and $(844,799), respectively)        $ 6,566,649,586    $ 7,864,202,517
________________________________________________________________________________________________
================================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the

     Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $623,391. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $587,335 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $710,711 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $21,734,849 for Class A, Class B, Class C and Class R shares and $81,066 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $19,016,041, $6,702,181, $1,845,072 and $24,911, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended October 31, 2004, AIM Distributors advised the Fund that it retained $743,284 in front-end sales commissions from the sale of Class A shares and $19,335, $84,327, $11,693 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                 MARKET VALUE       PURCHASES           PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST           FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 95,933,174     $1,169,096,235    $(1,243,988,602)        $   --        $21,040,807     $  766,132      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            95,933,174      1,169,096,235     (1,243,988,602)            --         21,040,807        747,769          --
===================================================================================================================================
  Subtotal       $191,866,348     $2,338,192,470    $(2,487,977,204)        $   --        $42,081,614     $1,513,901      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                 MARKET VALUE       PURCHASES           PROCEEDS         APPRECIATION     MARKET VALUE       DIVIDEND     REALIZED
FUND               10/31/03          AT COST           FROM SALES       (DEPRECIATION)      10/31/04         INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $155,180,095     $3,731,967,251    $(2,918,011,342)        $   --       $  969,136,004     $  132,031     $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            24,938,485                 --        (20,000,000)            --            4,938,485          6,456         --
====================================================================================================================================
  Subtotal       $180,118,580     $3,731,967,251    $(2,938,011,342)        $   --       $  974,074,489     $  138,487     $   --
====================================================================================================================================
  Total          $371,984,928     $6,070,159,721    $(5,425,988,546)        $   --       $1,016,156,103     $1,652,388     $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $114,504,134 and $56,171,339, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $109,966 and credits in custodian fees of $1,589 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $111,555.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $31,034 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $954,954,771 were on loan to brokers. The loans were secured by cash collateral of $974,074,489 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $138,487 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of year                                                  --      $      --
------------------------------------------------------------------------------------
Written                                                         7,250        867,152
------------------------------------------------------------------------------------
Closed                                                         (3,925)      (613,840)
------------------------------------------------------------------------------------
Expired                                                        (3,325)      (253,312)
====================================================================================
End of year                                                        --      $      --
____________________________________________________________________________________
====================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $ 1,443,574,764
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (907,378)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (2,164,283,946)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   7,288,266,146
=============================================================================
Total net assets                                              $ 6,566,649,586
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $38.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $745,543,129 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                               CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
----------------------------------------------------------------------------
October 31, 2009                                              $  478,530,901
----------------------------------------------------------------------------
October 31, 2010                                               1,223,985,487
----------------------------------------------------------------------------
October 31, 2011                                                 461,767,558
============================================================================
Total capital loss carryforward                               $2,164,283,946
____________________________________________________________________________
============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $3,585,815,574 and $5,051,191,698, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $1,643,458,910
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (199,884,184)
==============================================================================
Net unrealized appreciation of investment securities           $1,443,574,726
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $6,105,408,917.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2004, undistributed net investment income was increased by $48,949,405, undistributed net realized gain
(loss) was increased by $1,170,065 and shares of beneficial interest decreased by $50,119,470. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                           2004                              2003
                                                              ------------------------------    -------------------------------
                                                                SHARES           AMOUNT            SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      21,730,966    $   462,412,977      40,892,692    $   728,901,495
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,742,938         54,987,929       4,399,643         74,587,779
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,295,928         26,018,679       1,764,643         29,858,199
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         215,406          4,599,852         163,302          2,916,332
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,641,747         36,786,966       1,117,656         21,391,286
===============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         403,007          8,647,784         325,830          5,894,532
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (428,243)        (8,647,784)       (344,006)        (5,894,532)
===============================================================================================================================
Reacquired:
  Class A                                                     (89,250,664)    (1,886,003,061)   (104,213,879)    (1,847,078,262)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,761,489)      (134,506,865)     (6,899,964)      (115,360,153)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,085,701)       (61,363,125)     (3,090,330)       (51,949,282)
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (61,955)        (1,314,955)        (37,857)          (681,058)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,437,940)       (32,658,335)       (833,861)       (15,958,278)
===============================================================================================================================
                                                              (72,996,000)   $(1,531,039,938)    (66,756,131)   $(1,173,371,942)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                ---------------------------------------------------------------------------------
                                                   2004              2003               2002               2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $    20.61        $    17.20         $    19.72         $    43.50    $     34.65
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.13)(a)         (0.12)(a)          (0.15)(a)          (0.12)         (0.26)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.79              3.53              (2.37)            (16.24)         12.39
=================================================================================================================================
    Total from investment operations                  0.66              3.41              (2.52)            (16.36)         12.13
=================================================================================================================================
Less Distributions from net realized gains              --                --                 --              (7.42)         (3.28)
=================================================================================================================================
Net asset value, end of period                  $    21.27        $    20.61         $    17.20         $    19.72    $     43.50
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       3.20%            19.83%            (12.78)%           (43.10)%        36.56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $5,616,072        $6,825,023         $6,780,055         $9,703,277    $19,268,977
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                    1.27%(c)          1.29%              1.26%              1.14%          1.08%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                    1.29%(c)          1.30%              1.27%              1.17%          1.11%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 (0.59)(c)         (0.67)%            (0.74)%            (0.46)%        (0.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 50%               47%                57%                75%            88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $6,338,680,161.

                                                                                      CLASS B
                                                       ----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                       ----------------------------------------------------------------------
                                                         2004            2003            2002            2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  19.46        $  16.36        $  18.89        $  42.28    $    34.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.26)(a)       (0.23)(a)       (0.27)(a)       (0.28)        (0.58)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.75            3.33           (2.26)         (15.69)        12.14
=============================================================================================================================
    Total from investment operations                       0.49            3.10           (2.53)         (15.97)        11.56
=============================================================================================================================
Less Distributions from net realized gains                   --              --              --           (7.42)        (3.28)
=============================================================================================================================
Net asset value, end of period                         $  19.95        $  19.46        $  16.36        $  18.89    $    42.28
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                            2.52%          18.95%         (13.39)%        (43.49)%       35.51%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $617,005        $688,587        $625,294        $818,343    $1,315,524
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.97%(c)        1.99%           1.96%           1.86%         1.85%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.99%(c)        2.00%           1.97%           1.89%         1.88%
=============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.29)(c)       (1.37)%         (1.44)%         (1.17)%       (1.38)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                      50%             47%             57%             75%           88%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $670,218,131.

                                                                                       CLASS C
                                                       -----------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                       -----------------------------------------------------------------------
                                                         2004             2003             2002             2001        2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  19.46         $  16.36         $  18.88         $  42.27    $  33.99
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.26)(a)        (0.23)(a)        (0.27)(a)        (0.29)      (0.59)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.74             3.33            (2.25)          (15.68)      12.15
==============================================================================================================================
    Total from investment operations                       0.48             3.10            (2.52)          (15.97)      11.56
==============================================================================================================================
Less Distributions from net realized gains                   --               --               --            (7.42)      (3.28)
==============================================================================================================================
Net asset value, end of period                         $  19.94         $  19.46         $  16.36         $  18.88    $  42.27
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                            2.47%           18.95%          (13.35)%         (43.51)%     35.52%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $162,707         $193,585         $184,393         $258,786    $434,544
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.97%(c)         1.99%            1.96%            1.86%       1.85%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.99%(c)         2.00%            1.97%            1.89%       1.88%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.29)(c)        (1.37)%          (1.44)%          (1.17)%     (1.38)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                      50%              47%              57%              75%         88%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $184,507,218.

                                                                                CLASS R
                                                              -------------------------------------------
                                                                                            JUNE 3, 2002
                                                                   YEAR ENDED                (DATE SALES
                                                                   OCTOBER 31,              COMMENCED) TO
                                                              ---------------------          OCTOBER 31,
                                                               2004           2003              2002
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $20.63         $17.26            $19.82
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.17)(a)      (0.16)(a)         (0.07)(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.78           3.53             (2.49)
=========================================================================================================
    Total from investment operations                            0.61           3.37             (2.56)
=========================================================================================================
Net asset value, end of period                                $21.24         $20.63            $17.26
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                 2.96%         19.52%           (12.92)%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,202         $2,857            $  226
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.47%(c)       1.49%             1.53%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.49%(c)       1.50%             1.54%(d)
=========================================================================================================
Ratio of net investment income (loss) to average net assets    (0.79)(c)      (0.87)%           (1.01)(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)                                        50%            47%               57%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $4,982,137.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                              INSTITUTIONAL CLASS
                                                       ------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                       ------------------------------------------------------------------
                                                         2004             2003             2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  22.17         $  18.40         $  21.00    $  45.55    $  36.01
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.01)(a)        (0.03)(a)        (0.06)       0.01       (0.09)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.85             3.80            (2.54)     (17.14)      12.91
=========================================================================================================================
    Total from investment operations                       0.84             3.77            (2.60)     (17.13)      12.82
=========================================================================================================================
Less Distributions from net realized gains                   --               --               --       (7.42)      (3.28)
=========================================================================================================================
Net asset value, end of period                         $  23.01         $  22.17         $  18.40    $  21.00    $  45.55
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                            3.79%           20.49%          (12.38)%    (42.80)%     37.14%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $164,664         $154,150         $122,746    $150,609    $288,097
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           0.72%(c)         0.75%            0.80%       0.65%       0.65%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        0.74%(c)         0.76%            0.81%       0.68%       0.68%
=========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.04)(c)        (0.13)%          (0.28)%      0.03%      (0.18)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                      50%              47%              57%         75%         88%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset values and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $158,650,215.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Large Cap Basic Value Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Basic Value Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Basic Value Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.23%

ADVERTISING-5.13%

Interpublic Group of Cos., Inc. (The)(a)         580,200   $  7,113,252
-----------------------------------------------------------------------
Omnicom Group Inc.                               141,600     11,172,240
=======================================================================
                                                             18,285,492
=======================================================================

AEROSPACE & DEFENSE-1.80%

Honeywell International Inc.                     190,300      6,409,304
=======================================================================

ALUMINUM-1.62%

Alcoa Inc.                                       177,500      5,768,750
=======================================================================

APPAREL RETAIL-1.71%

Gap, Inc. (The)                                  304,700      6,087,906
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.47%

Bank of New York Co., Inc. (The)                 270,600      8,783,676
=======================================================================

BUILDING PRODUCTS-2.33%

Masco Corp.                                      242,200      8,297,772
=======================================================================

COMMUNICATIONS EQUIPMENT-1.06%

Motorola, Inc.                                   219,200      3,783,392
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.85%

Deere & Co.                                       50,800      3,036,824
=======================================================================

CONSUMER ELECTRONICS-3.19%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)             197,970      4,715,645
-----------------------------------------------------------------------
Sony Corp.-ADR (Japan)                           190,700      6,645,895
=======================================================================
                                                             11,361,540
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.69%

Ceridian Corp.(a)                                300,700      5,187,075
-----------------------------------------------------------------------
First Data Corp.                                 278,700     11,504,736
=======================================================================
                                                             16,691,811
=======================================================================

DEPARTMENT STORES-1.25%

May Department Stores Co. (The)                  170,800      4,451,048
=======================================================================

DIVERSIFIED CHEMICALS-0.71%

Dow Chemical Co. (The)                            56,600      2,543,604
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.60%

Cendant Corp.                                    449,600      9,257,264
=======================================================================

ENVIRONMENTAL SERVICES-3.11%

Waste Management, Inc.                           388,550     11,065,904
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

FOOD RETAIL-3.04%

Kroger Co. (The)(a)                              416,600   $  6,294,826
-----------------------------------------------------------------------
Safeway Inc.(a)                                  248,800      4,538,112
=======================================================================
                                                             10,832,938
=======================================================================

GENERAL MERCHANDISE STORES-2.57%

Target Corp.                                     183,100      9,158,662
=======================================================================

HEALTH CARE DISTRIBUTORS-4.92%

Cardinal Health, Inc.                            239,600     11,201,300
-----------------------------------------------------------------------
McKesson Corp.                                   237,100      6,321,086
=======================================================================
                                                             17,522,386
=======================================================================

HEALTH CARE EQUIPMENT-1.47%

Baxter International Inc.                        170,800      5,253,808
=======================================================================

HEALTH CARE FACILITIES-1.80%

HCA, Inc.                                        174,400      6,405,712
=======================================================================

INDUSTRIAL CONGLOMERATES-6.25%

General Electric Co.                             232,500      7,932,900
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                459,800     14,322,770
=======================================================================
                                                             22,255,670
=======================================================================

INDUSTRIAL MACHINERY-2.47%

Illinois Tool Works Inc.                          95,515      8,814,124
=======================================================================

INSURANCE BROKERS-1.18%

Aon Corp.                                        206,600      4,216,706
=======================================================================

INVESTMENT BANKING & BROKERAGE-4.26%

Merrill Lynch & Co., Inc.                        127,800      6,893,532
-----------------------------------------------------------------------
Morgan Stanley                                   162,000      8,276,580
=======================================================================
                                                             15,170,112
=======================================================================

MANAGED HEALTH CARE-2.21%

Anthem, Inc.(a)(b)                                98,000      7,879,200
=======================================================================

MOVIES & ENTERTAINMENT-2.60%

Walt Disney Co. (The)                            367,100      9,258,262
=======================================================================

MULTI-LINE INSURANCE-1.41%

Hartford Financial Services Group, Inc. (The)     85,600      5,005,888
=======================================================================

OIL & GAS DRILLING-2.09%

Transocean Inc. (Cayman Islands)(a)              211,377      7,451,039
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-4.74%

Halliburton Co.                                  265,100      9,819,304
-----------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                  112,100      7,055,574
=======================================================================
                                                             16,874,878
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-6.51%

Citigroup Inc.                                   241,619   $ 10,720,635
-----------------------------------------------------------------------
JPMorgan Chase & Co.                             323,356     12,481,542
=======================================================================
                                                             23,202,177
=======================================================================

PACKAGED FOODS & MEATS-1.65%

Kraft Foods Inc.-Class A                         176,300      5,872,553
=======================================================================

PHARMACEUTICALS-7.62%

Pfizer Inc.                                      276,900      8,016,255
-----------------------------------------------------------------------
Sanofi-Aventis S.A. (France)(b)(c)               164,452     12,065,161
-----------------------------------------------------------------------
Wyeth                                            178,300      7,069,595
=======================================================================
                                                             27,151,011
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.22%

ACE Ltd. (Cayman Islands)                        207,800      7,908,868
=======================================================================

SYSTEMS SOFTWARE-3.27%

Computer Associates International, Inc.          419,900     11,635,429
=======================================================================

THRIFTS & MORTGAGE FINANCE-3.43%

Fannie Mae                                       174,300     12,227,145
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $308,322,173)                         349,920,855
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

MONEY MARKET FUNDS-2.13%

Liquid Assets Portfolio-Institutional
  Class(d)                                     3,790,466   $  3,790,466
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    3,790,466      3,790,466
=======================================================================
    Total Money Market Funds (Cost
      $7,580,932)                                             7,580,932
=======================================================================
TOTAL INVESTMENTS-100.36% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $315,903,105)               357,501,787
=======================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-2.02%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  7,196,450      7,196,450
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $7,196,450)                                       7,196,450
=======================================================================
TOTAL INVESTMENTS-102.38% (Cost $323,099,555)               364,698,237
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.38%)                        (8,492,777)
=======================================================================
NET ASSETS-100.00%                                         $356,205,460
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at October 31, 2004 represented 3.31% of the Fund's Total Investments. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $308,322,173)*                               $349,920,855
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $14,777,382)                             14,777,382
===========================================================
     Total investments (cost $323,099,555)      364,698,237
___________________________________________________________
===========================================================
Receivables for:
  Fund shares sold                                  581,284
-----------------------------------------------------------
  Dividends                                         503,581
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               55,403
-----------------------------------------------------------
Other assets                                         58,511
===========================================================
     Total assets                               365,897,016
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           1,403,301
-----------------------------------------------------------
  Fund shares reacquired                            758,866
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                68,796
-----------------------------------------------------------
  Collateral upon return of securities loaned     7,196,450
-----------------------------------------------------------
Accrued distribution fees                           164,794
-----------------------------------------------------------
Accrued trustees' fees                                1,433
-----------------------------------------------------------
Accrued transfer agent fees                          58,660
-----------------------------------------------------------
Accrued operating expenses                           39,256
===========================================================
     Total liabilities                            9,691,556
===========================================================
Net assets applicable to shares outstanding    $356,205,460
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $335,213,046
-----------------------------------------------------------
Undistributed net investment income (loss)          (57,053)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (20,549,215)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     41,598,682
===========================================================
                                               $356,205,460
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $150,190,493
___________________________________________________________
===========================================================
Class B                                        $ 84,895,719
___________________________________________________________
===========================================================
Class C                                        $ 30,835,140
___________________________________________________________
===========================================================
Class R                                        $    990,992
___________________________________________________________
===========================================================
Investor Class                                 $ 70,548,023
___________________________________________________________
===========================================================
Institutional Class                            $ 18,745,093
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,155,745
___________________________________________________________
===========================================================
Class B                                           7,064,497
___________________________________________________________
===========================================================
Class C                                           2,566,055
___________________________________________________________
===========================================================
Class R                                              80,535
___________________________________________________________
===========================================================
Investor Class                                    5,704,142
___________________________________________________________
===========================================================
Institutional Class                               1,513,815
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.36
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.36 divided by
       94.50%)                                 $      13.08
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      12.02
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      12.02
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $      12.31
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
     share                                     $      12.37
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $      12.38
___________________________________________________________
===========================================================

* At October 31, 2004, securities with an aggregate market value of $6,877,673 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $71,703)         $ 4,901,739
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $17,393)*                            154,542
=========================================================================
     Total investment income                                    5,056,281
=========================================================================


EXPENSES:

Advisory fees                                                   2,109,274
-------------------------------------------------------------------------
Administrative services fees                                      125,883
-------------------------------------------------------------------------
Custodian fees                                                     43,391
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         525,588
-------------------------------------------------------------------------
  Class B                                                         893,755
-------------------------------------------------------------------------
  Class C                                                         314,386
-------------------------------------------------------------------------
  Class R                                                           3,976
-------------------------------------------------------------------------
  Investor Class                                                  188,897
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R and Investor              868,093
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          3,536
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             18,698
-------------------------------------------------------------------------
Other                                                             327,822
=========================================================================
     Total expenses                                             5,423,299
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (48,743)
=========================================================================
     Net expenses                                               5,374,556
=========================================================================
Net investment income (loss)                                     (318,275)
=========================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        12,491,108
-------------------------------------------------------------------------
  Foreign currencies                                                9,419
=========================================================================
                                                               12,500,527
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                   13,417,119
=========================================================================
Net gain from investment securities and foreign currencies     25,917,646
=========================================================================
Net increase in net assets resulting from operations          $25,599,371
_________________________________________________________________________
=========================================================================


* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (318,275)   $   (639,955)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          12,500,527      (9,793,824)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  13,417,119      51,420,584
==========================================================================================
    Net increase in net assets resulting from operations        25,599,371      40,986,805
==========================================================================================
Share transactions-net:
  Class A                                                       18,535,871       5,382,960
------------------------------------------------------------------------------------------
  Class B                                                       (1,304,921)      2,113,303
------------------------------------------------------------------------------------------
  Class C                                                        2,160,392         (14,173)
------------------------------------------------------------------------------------------
  Class R                                                          365,393         537,385
------------------------------------------------------------------------------------------
  Investor Class                                                62,887,146         177,572
------------------------------------------------------------------------------------------
  Institutional Class                                           18,632,135              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              101,276,016       8,197,047
==========================================================================================
    Net increase in net assets                                 126,875,387      49,183,852
==========================================================================================

NET ASSETS:

  Beginning of year                                            229,330,073     180,146,221
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(57,053) and $(25,218), respectively)          $356,205,460    $229,330,073
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $1 billion of the Fund's average daily net assets, plus 0.575% over $1 billion up to and including $2 billion of the Fund's average daily net assets and 0.55% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $2,312.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $41,164 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $125,883 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the

Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $868,093 for Class A, Class B, Class C, Class R and Investor Class shares and $3,536 for Institutional Class. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. Institutional Class shares commenced sales on April 30, 2004. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $525,588, $893,755, $314,386, $3,976, $188,897, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $78,339 in front-end sales commissions from the sale of Class A shares and $1,584, $11,543, $4,072 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               10/31/03         AT COST         FROM SALES      (DEPRECIATION)      10/31/04       INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,921,637     $ 39,445,160     $ (37,576,331)        $   --        $ 3,790,466     $ 69,486       $   --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,921,637       39,445,160       (37,576,331)            --          3,790,466       67,663           --
==============================================================================================================================
  Subtotal        $3,843,274     $ 78,890,320     $ (75,152,662)        $   --        $ 7,580,932     $137,149       $   --
______________________________________________________________________________________________________________________________
==============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      UNREALIZED
                 MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND               10/31/03         AT COST         FROM SALES      (DEPRECIATION)      10/31/04       INCOME*     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $3,248,000     $ 74,751,501     $ (77,999,501)        $   --        $        --     $ 13,457       $   --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       26,802,341       (19,605,891)            --          7,196,450        3,936           --
==============================================================================================================================
  Subtotal        $3,248,000     $101,553,842     $ (97,605,392)        $   --        $ 7,196,450     $ 17,393       $   --
==============================================================================================================================
  Total           $7,091,274     $180,444,162     $(172,758,054)        $   --        $14,777,382     $154,542       $   --
______________________________________________________________________________________________________________________________
==============================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $2,159,448 and $4,625,830, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $5,264 and credits in custodian fees of $3 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $5,267.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $5,344 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $6,877,673 were on loan to brokers. The loans were secured by cash collateral of $7,196,450, received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $17,393 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and October 31, 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
--------------------------------------------------------------------------
Unrealized appreciation -- investments                        $ 39,701,181
--------------------------------------------------------------------------
Temporary book/tax differences                                     (57,053)
--------------------------------------------------------------------------
Capital loss carryforward                                      (18,651,714)
--------------------------------------------------------------------------
Shares of beneficial interest                                  335,213,046
==========================================================================
Total net assets                                              $356,205,460
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $18,651,714 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $12,094,867 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2010                                                 $ 9,120,472
-----------------------------------------------------------------------------
October 31, 2011                                                   9,531,242
=============================================================================
Total capital loss carryforward                                  $18,651,714
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Value Equity Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $108,851,727 and $96,576,124, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 55,037,043
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (15,335,862)
==============================================================================
Net unrealized appreciation of investment securities             $ 39,701,181
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $324,997,056.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions, on October 31, 2004, undistributed net investment income (loss) was increased by $318,190, undistributed net realized gain (loss) was decreased by $9,419 and shares of beneficial interest decreased by $308,771. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Value Equity Fund into the Fund, undistributed net investment income (loss) was decreased by $31,750, undistributed net realized gain (loss) was decreased by $6,270,695, and shares of beneficial interest increased by $6,302,445. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(A)
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      4,797,896    $ 59,721,792     5,695,229    $ 56,588,456
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,918,978      23,316,127     2,611,379      25,467,901
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        753,705       9,128,932       936,198       9,069,047
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         54,757         677,970        59,714         632,113
----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            1,838,069      22,849,380        30,507         346,714
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                       1,526,455      18,788,116            --              --
======================================================================================================================
Issued in connection with acquisitions:(d)
  Class A                                                         23,582         268,604            --              --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         31,404         350,200            --              --
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        100,704       1,122,781            --              --
----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            7,662,600      87,273,020            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        467,293       5,834,860       315,247       3,158,288
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (478,951)     (5,834,860)     (321,047)     (3,158,288)
======================================================================================================================
Reacquired:
  Class A                                                     (3,841,386)    (47,289,385)   (5,558,986)    (54,363,784)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,581,802)    (19,136,388)   (2,170,734)    (20,196,310)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (671,051)     (8,091,321)     (955,066)     (9,083,220)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (25,935)       (312,577)       (8,863)        (94,728)
----------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (3,812,184)    (47,235,254)      (14,850)       (169,142)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                         (12,640)       (155,981)           --              --
======================================================================================================================
                                                               8,751,494    $101,276,016       618,728    $  8,197,047
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 13% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially. 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.
(b) Investor Class shares commenced sales on September 30, 2003.
(c) Institutional Class shares commenced sales on April 30, 2004.
(d) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Value Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Value Equity Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 7,818,290 shares of the Fund for 4,958,149 shares of INVESCO Value Equity Fund outstanding as of the close of business on October 31, 2003. INVESCO Value Equity Fund's net assets at that date of $89,014,605 including $14,973,392 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $229,149,218.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                                2004             2003            2002       2001       2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.39         $   9.20         $ 10.94    $ 12.05    $ 9.40
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01(a)         (0.00)(a)        0.01(a)    0.02(a)   0.07(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.96             2.19           (1.75)     (1.07)     2.88
============================================================================================================================
    Total from investment operations                              0.97             2.19           (1.74)     (1.05)     2.95
============================================================================================================================
Less distributions:
  Dividends from net investment income                              --               --              --      (0.04)    (0.18)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               --              --      (0.02)    (0.12)
============================================================================================================================
    Total distributions                                             --               --              --      (0.06)    (0.30)
============================================================================================================================
Net asset value, end of period                                $  12.36         $  11.39         $  9.20    $ 10.94    $12.05
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                   8.52%           23.80%         (15.90)%    (8.74)%   32.21%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $150,190         $121,980         $94,387    $68,676    $5,888
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.33%(c)         1.42%           1.38%      1.27%     1.25%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.35%(c)         1.42%           1.38%      1.36%     8.21%
============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.11%(c)        (0.01)%          0.11%      0.17%     0.62%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                             32%              41%             37%        18%       57%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $150,168,025.

                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                                                                                                                    (DATE SALES
                                                                   YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                                                  --------------------------------------------------------          OCTOBER 31,
                                                   2004             2003            2002            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 11.15          $  9.07         $ 10.86         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.07)(a)        (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.94             2.15           (1.73)          (1.05)              1.17
=================================================================================================================================
    Total from investment operations                 0.87             2.08           (1.79)          (1.11)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --               --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --               --              --           (0.02)                --
=================================================================================================================================
    Total distributions                                --               --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of period                    $ 12.02          $ 11.15         $  9.07         $ 10.86             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.80%           22.93%         (16.48)%         (9.25)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $84,896          $80,018         $63,977         $58,681             $2,815
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements     1.98%(c)         2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   2.00%(c)         2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                        (0.54)%(c)       (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             32%              41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $89,375,514.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                      CLASS C
                                                  -------------------------------------------------------------------------------
                                                                                                                   AUGUST 1, 2000
                                                                                                                    (DATE SALES
                                                                   YEAR ENDED OCTOBER 31,                          COMMENCED) TO
                                                  --------------------------------------------------------          OCTOBER 31,
                                                   2004             2003            2002            2001                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 11.15          $  9.07         $ 10.85         $ 12.02             $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.07)(a)        (0.07)(a)       (0.06)(a)       (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.94             2.15           (1.72)          (1.06)              1.17
=================================================================================================================================
    Total from investment operations                 0.87             2.08           (1.78)          (1.12)              1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 --               --              --           (0.03)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --               --              --           (0.02)                --
=================================================================================================================================
    Total distributions                                --               --              --           (0.05)                --
=================================================================================================================================
Net asset value, end of period                    $ 12.02          $ 11.15         $  9.07         $ 10.85             $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      7.80%           22.93%         (16.41)%         (9.33)%            10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $30,835          $26,566         $21,775         $20,680             $1,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements     1.98%(c)         2.07%           2.02%           1.95%              1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   2.00%(c)         2.07%           2.02%           2.04%              8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                        (0.54)%(c)       (0.66)%         (0.53)%         (0.51)%            (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             32%              41%             37%             18%                57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $31,438,601.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                  CLASS R
                                                              ------------------------------------------------
                                                                                                 JUNE 3, 2002
                                                                      YEAR ENDED                  (DATE SALES
                                                                     OCTOBER 31,                 COMMENCED) TO
                                                              --------------------------          OCTOBER 31,
                                                               2004                2003              2002
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.36              $9.20             $ 11.60
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)(a)          (0.02)(a)           (0.00)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.96               2.18               (2.40)
==============================================================================================================
    Total from investment operations                            0.95               2.16               (2.40)
==============================================================================================================
Net asset value, end of period                                $12.31              $11.36            $  9.20
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                 8.36%             23.48%             (20.69)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  991              $ 588             $     8
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:                        1.48%(c)(d)        1.57%               1.54%(e)
==============================================================================================================
Ratio of net investment income (loss) to average net assets    (0.04)%(c)         (0.16)%             (0.05)%(e)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(f)                                        32%                41%                 37%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $795,090.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.50% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                           INVESTOR CLASS
                                                              -----------------------------------------
                                                                                     SEPTEMBER 30, 2003
                                                                                        (DATE SALES
                                                              YEAR ENDED               COMMENCED) TO
                                                              OCTOBER 31,               OCTOBER 31,
                                                                 2004                       2003
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.39                    $10.98
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.03(a)                  (0.00)(a)
-------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.95                      0.41
=======================================================================================================
    Total from investment operations                               0.98                      0.41
=======================================================================================================
Net asset value, end of period                                  $ 12.37                    $11.39
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                    8.60%                     3.73%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $70,548                    $  178
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:                           1.24%(c)(d)               1.25%(e)
=======================================================================================================
Ratio of net investment income to average net assets               0.20%(c)                  0.16%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                           32%                       41%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $75,558,943.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.25% for the year ended October 31, 2004.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 12.62
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           0.04(a)
-----------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)               (0.28)
===================================================================================
    Total from investment operations                                    (0.24)
===================================================================================
Net asset value, end of period                                        $ 12.38
___________________________________________________________________________________
===================================================================================
Total return(b)                                                         (1.90)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $18,745
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:                                 0.80%(c)(d)
===================================================================================
Ratio of net investment income to average net assets                     0.64%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                                 32%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net assets values may differ from the net value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,327,922.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended October 31, 2004.
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney

General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Large Cap Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.91%

AEROSPACE & DEFENSE-3.89%

Boeing Co. (The)                                  127,000   $  6,337,300
------------------------------------------------------------------------
General Dynamics Corp.                             75,000      7,659,000
------------------------------------------------------------------------
Northrop Grumman Corp.                             90,000      4,657,500
------------------------------------------------------------------------
Rockwell Collins, Inc.                            140,000      4,965,800
------------------------------------------------------------------------
United Technologies Corp.                          56,200      5,216,484
========================================================================
                                                              28,836,084
========================================================================

AIR FREIGHT & LOGISTICS-0.68%

FedEx Corp.                                        55,000      5,011,600
========================================================================

APPAREL RETAIL-1.13%

Limited Brands                                    337,000      8,350,860
========================================================================

APPLICATION SOFTWARE-0.94%

Autodesk, Inc.                                    132,000      6,963,000
========================================================================

BIOTECHNOLOGY-0.61%

Genentech, Inc.(a)                                 99,000      4,507,470
========================================================================

BUILDING PRODUCTS-2.14%

American Standard Cos. Inc.(a)                    175,000      6,399,750
------------------------------------------------------------------------
Masco Corp.                                       275,000      9,421,500
========================================================================
                                                              15,821,250
========================================================================

COMMUNICATIONS EQUIPMENT-4.98%

Cisco Systems, Inc.(a)                            696,440     13,378,612
------------------------------------------------------------------------
Motorola, Inc.                                    417,000      7,197,420
------------------------------------------------------------------------
QUALCOMM Inc.                                     390,000     16,305,900
========================================================================
                                                              36,881,932
========================================================================

COMPUTER HARDWARE-2.26%

Dell Inc.(a)                                      476,600     16,709,596
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.61%

Lexmark International, Inc.-Class A(a)             54,000      4,487,940
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

PACCAR Inc.                                        70,000      4,851,700
========================================================================

CONSUMER ELECTRONICS-2.29%

Harman International Industries, Inc.             141,000     16,945,380
========================================================================

CONSUMER FINANCE-2.21%

American Express Co.                               89,300      4,739,151
------------------------------------------------------------------------
MBNA Corp.                                        190,000      4,869,700
------------------------------------------------------------------------
SLM Corp.                                         150,000      6,789,000
========================================================================
                                                              16,397,851
========================================================================

DEPARTMENT STORES-1.82%

J.C. Penney Co., Inc.                             158,000      5,465,220
------------------------------------------------------------------------
Nordstrom, Inc.                                   186,000      8,031,480
========================================================================
                                                              13,496,700
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


DIVERSIFIED COMMERCIAL SERVICES-0.60%

Cendant Corp.                                     217,000   $  4,468,030
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.07%

Rockwell Automation, Inc.                         191,000      7,962,790
========================================================================

FOOTWEAR-1.99%

NIKE, Inc.-Class B                                181,000     14,717,110
========================================================================

HEALTH CARE EQUIPMENT-3.93%

Bard (C.R.), Inc.                                 100,000      5,680,000
------------------------------------------------------------------------
Becton, Dickinson & Co.                           259,000     13,597,500
------------------------------------------------------------------------
Medtronic, Inc.                                    95,000      4,855,450
------------------------------------------------------------------------
Waters Corp.(a)                                   120,000      4,954,800
========================================================================
                                                              29,087,750
========================================================================

HEALTH CARE SERVICES-1.71%

IMS Health Inc.                                   206,600      4,375,788
------------------------------------------------------------------------
Quest Diagnostics Inc.                             95,000      8,316,300
========================================================================
                                                              12,692,088
========================================================================

HEALTH CARE SUPPLIES-1.88%

Alcon, Inc. (Switzerland)                         195,700     13,933,840
========================================================================

HOME IMPROVEMENT RETAIL-1.25%

Home Depot, Inc. (The)                            225,000      9,243,000
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.60%

Marriott International, Inc.-Class A               81,000      4,413,690
========================================================================

HOUSEHOLD APPLIANCES-0.91%

Black & Decker Corp. (The)                         84,000      6,743,520
========================================================================

HOUSEHOLD PRODUCTS-2.60%

Procter & Gamble Co. (The)                        377,000     19,294,860
========================================================================

HOUSEWARES & SPECIALTIES-1.01%

Fortune Brands, Inc.                              103,000      7,500,460
========================================================================

HYPERMARKETS & SUPER CENTERS-2.34%

Costco Wholesale Corp.                            361,000     17,306,340
========================================================================

INDUSTRIAL CONGLOMERATES-3.43%

3M Co.                                            202,000     15,669,140
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 313,000      9,749,950
========================================================================
                                                              25,419,090
========================================================================

INDUSTRIAL MACHINERY-2.81%

Danaher Corp.(b)                                  104,000      5,733,520
------------------------------------------------------------------------
Eaton Corp.                                       116,000      7,418,200
------------------------------------------------------------------------
Illinois Tool Works Inc.                           83,000      7,659,240
========================================================================
                                                              20,810,960
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INTEGRATED OIL & GAS-3.34%

BP PLC-ADR (United Kingdom)                       143,000   $  8,329,750
------------------------------------------------------------------------
ChevronTexaco Corp.                               155,000      8,224,300
------------------------------------------------------------------------
ConocoPhillips                                     97,000      8,178,070
========================================================================
                                                              24,732,120
========================================================================

INTERNET RETAIL-1.57%

eBay Inc.(a)                                      119,000     11,615,590
========================================================================

INTERNET SOFTWARE & SERVICES-2.19%

Yahoo! Inc.(a)                                    448,200     16,220,358
========================================================================

IT CONSULTING & OTHER SERVICES-1.77%

Accenture Ltd.-Class A (Bermuda)(a)               541,000     13,097,610
========================================================================

MANAGED HEALTH CARE-2.18%

UnitedHealth Group Inc.                           223,000     16,145,200
========================================================================

MOTORCYCLE MANUFACTURERS-1.97%

Harley-Davidson, Inc.                             254,000     14,622,780
========================================================================

OFFICE ELECTRONICS-0.91%

Xerox Corp.(a)(b)                                 455,000      6,720,350
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.71%

Citigroup Inc.                                    119,221      5,289,836
========================================================================

PERSONAL PRODUCTS-6.21%

Avon Products, Inc.                               349,800     13,834,590
------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              230,000      9,878,500
------------------------------------------------------------------------
Gillette Co. (The)                                537,000     22,274,760
========================================================================
                                                              45,987,850
========================================================================

PHARMACEUTICALS-3.87%

Johnson & Johnson                                 491,000     28,664,580
========================================================================

PROPERTY & CASUALTY INSURANCE-0.82%

Allstate Corp. (The)                              126,000      6,059,340
========================================================================

RESTAURANTS-4.96%

McDonald's Corp.                                  487,000     14,196,050
------------------------------------------------------------------------
Starbucks Corp.(a)                                149,000      7,879,120
------------------------------------------------------------------------
Yum! Brands, Inc.                                 337,000     14,659,500
========================================================================
                                                              36,734,670
========================================================================

SEMICONDUCTORS-0.96%

Analog Devices, Inc.                               95,300      3,836,778
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SEMICONDUCTORS-(CONTINUED)

Intel Corp.                                       149,000   $  3,316,740
========================================================================
                                                               7,153,518
========================================================================

SOFT DRINKS-1.71%

PepsiCo, Inc.                                     256,000     12,692,480
========================================================================

SPECIALTY STORES-2.49%

Staples, Inc.                                     620,000     18,438,800
========================================================================

STEEL-0.60%

Nucor Corp.                                       105,000      4,434,150
========================================================================

SYSTEMS SOFTWARE-6.80%

Adobe Systems Inc.                                194,000     10,869,820
------------------------------------------------------------------------
Microsoft Corp.                                   429,280     12,015,547
------------------------------------------------------------------------
Oracle Corp.(a)                                   389,000      4,924,740
------------------------------------------------------------------------
Symantec Corp.(a)                                 396,000     22,548,240
========================================================================
                                                              50,358,347
========================================================================

THRIFTS & MORTGAGE FINANCE-1.68%

Countrywide Financial Corp.                       389,000     12,420,770
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.83%

W.W. Grainger, Inc.                               105,000      6,151,950
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $621,566,204)                          710,395,190
========================================================================

MONEY MARKET FUNDS-3.85%

Liquid Assets Portfolio-Institutional
  Class(c)                                     14,259,968     14,259,968
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    14,259,968     14,259,968
========================================================================
    Total Money Market Funds (Cost
      $28,519,936)                                            28,519,936
========================================================================
TOTAL INVESTMENTS-99.76% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $650,086,140)                738,915,126
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.66%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                   4,905,700      4,905,700
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $4,905,700)                                        4,905,700
========================================================================
TOTAL INVESTMENTS-100.42% (Cost $654,991,840)                743,820,826
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.42%)                         (3,115,847)
========================================================================
NET ASSETS-100.00%                                          $740,704,979
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $621,566,204)*                             $   710,395,190
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $33,425,636)                        33,425,636
============================================================
    Total investments (cost $654,991,840)        743,820,826
============================================================
Receivables for:
  Investments sold                                 2,182,403
------------------------------------------------------------
  Fund shares sold                                 1,017,641
------------------------------------------------------------
  Dividends                                          483,016
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  154,151
------------------------------------------------------------
Other assets                                          69,573
============================================================
    Total assets                                 747,727,610
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           1,389,536
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 191,745
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                         4,905,700
------------------------------------------------------------
Accrued distribution fees                            262,952
------------------------------------------------------------
Accrued trustees' fees                                 1,728
------------------------------------------------------------
Accrued transfer agent fees                          270,970
============================================================
    Total liabilities                              7,022,631
============================================================
Net assets applicable to shares outstanding  $   740,704,979
____________________________________________________________
============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 2,293,726,418
------------------------------------------------------------
Undistributed net investment income (loss)          (131,109)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (1,641,719,316)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               88,828,986
============================================================
                                             $   740,704,979
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   177,497,860
____________________________________________________________
============================================================
Class B                                      $   112,930,837
____________________________________________________________
============================================================
Class C                                      $    48,420,471
____________________________________________________________
============================================================
Class R                                      $     2,761,191
____________________________________________________________
============================================================
Investor Class                               $   376,904,848
____________________________________________________________
============================================================
Institutional Class                          $    22,189,772
____________________________________________________________
============================================================
SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           19,384,974
____________________________________________________________
============================================================
Class B                                           12,797,591
____________________________________________________________
============================================================
Class C                                            5,484,462
____________________________________________________________
============================================================
Class R                                              302,503
____________________________________________________________
============================================================
Investor Class                                    40,986,060
____________________________________________________________
============================================================
Institutional Class                                2,417,583
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          9.16
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.16 divided by
      94.50%)                                $          9.69
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          8.82
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          8.83
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $          9.13
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                    $          9.20
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          9.18
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $4,820,915 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $49,547)         $  4,445,838
--------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $24,288)*                             225,252
==========================================================================
    Total investment income                                      4,671,090
==========================================================================

EXPENSES:

Advisory fees                                                    5,663,512
--------------------------------------------------------------------------
Administrative services fees                                       218,708
--------------------------------------------------------------------------
Custodian fees                                                      53,205
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          606,542
--------------------------------------------------------------------------
  Class B                                                        1,205,821
--------------------------------------------------------------------------
  Class C                                                          499,243
--------------------------------------------------------------------------
  Class R                                                           12,219
--------------------------------------------------------------------------
  Investor Class                                                   888,532
--------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C, R & Investor               2,635,697
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           3,478
--------------------------------------------------------------------------
Trustees' fees and retirement benefits                              25,808
--------------------------------------------------------------------------
Other                                                              442,622
==========================================================================
    Total expenses                                              12,255,387
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (978,085)
==========================================================================
    Net expenses                                                11,277,302
==========================================================================
Net investment income (loss)                                    (6,606,212)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                         98,241,139
--------------------------------------------------------------------------
  Foreign currencies                                               (27,375)
==========================================================================
                                                                98,213,764
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (67,692,327)
--------------------------------------------------------------------------
  Foreign currencies                                                   (11)
==========================================================================
                                                               (67,692,338)
==========================================================================
Net gain from investment securities and foreign currencies      30,521,426
==========================================================================
Net increase in net assets resulting from operations          $ 23,915,214
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (6,606,212)   $ (3,634,169)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and foreign currencies                    98,213,764     (11,557,152)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (67,692,338)     66,632,928
==========================================================================================
    Net increase in net assets resulting from operations        23,915,214      51,441,607
==========================================================================================
Share transactions-net:
  Class A                                                       18,678,547      24,813,254
------------------------------------------------------------------------------------------
  Class B                                                      (12,082,083)     (2,160,788)
------------------------------------------------------------------------------------------
  Class C                                                        3,097,603         594,530
------------------------------------------------------------------------------------------
  Class R                                                          574,491       1,830,726
------------------------------------------------------------------------------------------
  Investor Class                                               361,821,129         173,236
------------------------------------------------------------------------------------------
  Institutional Class                                           22,063,157              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              394,152,844      25,250,958
==========================================================================================
    Net increase in net assets                                 418,068,058      76,692,565
==========================================================================================

NET ASSETS:

  Beginning of year                                            322,636,921     245,944,356
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(131,109) and $(32,869), respectively).        $740,704,979    $322,636,921
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% over $1 billion up to and including $2 billion of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $3,368.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $59,549 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $218,708 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $2,635,697 for Class A, Class B, Class C, Class R and Investor Class shares and $3,478 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. Institutional Class shares commenced sales on April 30, 2004. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Class A, Class B, Class C and Class R Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid $606,542, $1,205,821, $499,243, $12,219 and $888,532. AIM reimbursed $902,390 of Investor Class expenses related to an overpayment of Rule 12b-1 fees of the INVESCO Growth Fund (a fund acquired by the Fund in a merger on November 3, 2003) paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund and an AIM affiliate.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $83,801 in front-end sales commissions from the sale of Class A shares and $890, $12,380, $4,895 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,325,601      $147,601,547      $(138,667,180)        $   --         $14,259,968     $100,940       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             5,325,601       147,601,547       (138,667,180)            --          14,259,968      100,024           --
==================================================================================================================================
  Subtotal        $10,651,202      $295,203,094      $(277,334,360)        $   --         $28,519,936     $200,964       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/03          AT COST          FROM SALES       (DEPRECIATION)      10/31/04        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,969,563      $311,892,022      $(312,955,885)        $   --         $ 4,905,700     $ 24,288       $   --
==================================================================================================================================
  Total           $16,620,765      $607,095,116      $(590,290,245)        $   --         $33,425,636     $225,252       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $10,034,447 and $17,960,639, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $12,205 and credits in custodian fees of $573 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $12,778.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $6,385 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $4,820,915 were on loan to brokers. The loans were secured by cash collateral of $4,905,700 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $24,288 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $    81,823,318
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (131,109)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (1,634,713,648)
-----------------------------------------------------------------------------
Shares of Beneficial Interest                                   2,293,726,418
=============================================================================
Total net assets                                              $   740,704,979
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $1,546,950,857 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund utilized $83,728,510 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                           CAPITAL LOSS
EXPIRATION                                                                 CARRYFORWARD*
-----------------------------------------------------------------------------------------
October 31, 2009                                                          $1,067,082,723
-----------------------------------------------------------------------------------------
October 31, 2010                                                             532,535,321
-----------------------------------------------------------------------------------------
October 31, 2011                                                              35,095,604
=========================================================================================
Total capital loss carryforward                                           $1,634,713,648
_________________________________________________________________________________________
=========================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Growth Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $904,935,222 and $600,186,187, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $90,270,070
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (8,446,752)
===============================================================================
Net unrealized appreciation of investment securities              $81,823,318
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $661,997,508.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions on October 31, 2004, undistributed net investment income (loss) was increased by $6,616,586, undistributed net realized gain (loss) was increased by $27,375 and shares of beneficial interest decreased by $6,643,961. This reclassification had no effect on the net assets of the Fund. Further, as a result of tax deferrals acquired in the reorganization of INVESCO Growth Fund into the Fund, undistributed net investment income (loss) was decreased by $108,614, undistributed net realized gain (loss) was decreased by $1,337,791,398 and shares of beneficial interest increased by $1,337,900,012. These reclassifications had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING(A)
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                          2004                           2003
                                                              ----------------------------    --------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,225,450    $  57,170,463     9,469,394    $ 73,883,856
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,516,228       22,341,073     4,041,264      29,817,268
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,041,593       18,173,950     2,208,427      16,412,874
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         111,709        1,022,930       278,067       2,156,076
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             4,268,368       39,323,955        20,194         178,134
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                        2,436,212       22,232,973            --              --
========================================================================================================================
Issued in connection with acquisitions:(d)
  Class A                                                         445,760        3,960,921            --              --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                          24,464          210,855            --              --
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         426,258        3,668,554            --              --
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            50,546,207      449,143,077            --              --
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         472,810        4,373,299       325,063       2,536,902
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (489,052)      (4,373,299)     (334,300)     (2,536,902)
========================================================================================================================
Reacquired:
  Class A                                                      (5,108,536)     (46,826,136)   (6,726,902)    (51,607,504)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,420,244)     (30,260,712)   (3,989,440)    (29,441,154)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,120,502)     (18,744,901)   (2,147,493)    (15,818,344)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (48,964)        (448,439)      (39,568)       (325,350)
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                           (13,848,145)    (126,645,903)         (564)         (4,898)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                          (18,629)        (169,816)           --              --
========================================================================================================================
                                                               44,460,987    $ 394,152,844     3,104,142    $ 25,250,958
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.
(b) Investor Class shares commenced sales on September 30, 2003.
(c) Institutional Class shares commenced sales on April 30, 2004.
(d) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Growth Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 51,442,689 shares of the Fund for 234,385,533 shares of INVESCO Growth Fund outstanding as of the close of business on October 31, 2003. INVESCO Growth Fund's net assets at that date of $456,983,407, including $93,333,500 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $322,706,968.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.88         $   7.37    $   8.82    $  17.74    $  11.29
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)        (0.08)(a)    (0.09)(a)    (0.08)(a)    (0.15)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.36             1.59       (1.36)      (8.84)       6.60
===========================================================================================================================
    Total from investment operations                              0.28             1.51       (1.45)      (8.92)       6.45
===========================================================================================================================
Net asset value, end of period                                $   9.16         $   8.88    $   7.37    $   8.82    $  17.74
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   3.15%           20.49%     (16.44)%    (50.28)%     57.13%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $177,498         $154,052    $105,320    $138,269    $225,255
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           1.54%(c)(d)      1.82%       1.70%       1.57%       1.58%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.92)%(c)       (1.01)%     (1.01)%     (0.72)%     (0.82)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            111%             123%        111%        124%        113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $173,297,774.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                2004             2003        2002        2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.61         $   7.20    $   8.67    $  17.54    $  11.25
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.14)(a)        (0.12)(a)    (0.14)(a)    (0.16)(a)    (0.27)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.35             1.53       (1.33)      (8.71)       6.56
===========================================================================================================================
    Total from investment operations                              0.21             1.41       (1.47)      (8.87)       6.29
===========================================================================================================================
Net asset value, end of period                                $   8.82         $   8.61    $   7.20    $   8.67    $  17.54
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                   2.44%           19.58%     (16.96)%    (50.57)%     55.91%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $112,931         $122,011    $104,040    $144,747    $210,224
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           2.19%(c)(d)      2.47%       2.35%       2.23%       2.24%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.57)%(c)       (1.66)%     (1.66)%     (1.39)%     (1.48)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            111%             123%        111%        124%        113%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $120,582,108.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.20%.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                               2004            2003       2002       2001       2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.62         $  7.21    $  8.67    $ 17.55    $ 11.25
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.14)(a)       (0.12)(a)   (0.14)(a)   (0.16)(a)   (0.27)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.35            1.53      (1.32)     (8.72)      6.57
======================================================================================================================
    Total from investment operations                             0.21            1.41      (1.46)     (8.88)      6.30
======================================================================================================================
Net asset value, end of period                                $  8.83         $  8.62    $  7.21    $  8.67    $ 17.55
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  2.44%          19.56%    (16.84)%   (50.60)%    56.00%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $48,420         $44,272    $36,575    $57,865    $79,392
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                          2.19%(c)(d)     2.47%      2.35%      2.23%      2.24%
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.57)%(c)      (1.66)%    (1.66)%    (1.39)%    (1.48)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                           111%            123%       111%       124%       113%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $49,924,256.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.20%.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                               2004           2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.87         $ 7.37       $  8.40
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.10)(a)      (0.09)(a)      (0.04)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.36           1.59         (0.99)
====================================================================================================
    Total from investment operations                            0.26           1.50         (1.03)
====================================================================================================
Net asset value, end of period                                $ 9.13         $ 8.87       $  7.37
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                 2.93%         20.35%       (12.26)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,761         $2,127       $     9
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                         1.69%(c)(d)    1.97%         1.85%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets    (1.07)%(c)     (1.16)%       (1.16)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(f)                                       111%           123%          111%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,443,827.
(d) After fee waivers and /or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.70%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         INVESTOR CLASS
                                                                ---------------------------------
                                                                               SEPTEMBER 30, 2003
                                                                                  (DATE SALES
                                                                YEAR ENDED       COMMENCED) TO
                                                                OCTOBER 31,       OCTOBER 31,
                                                                   2004               2003
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $   8.88            $ 8.24
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.05)(a)(b)        (0.01)(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             0.37              0.65
=================================================================================================
    Total from investment operations                                 0.32              0.64
=================================================================================================
Net asset value, end of period                                   $   9.20            $ 8.88
_________________________________________________________________________________________________
=================================================================================================
Total return(c)                                                      3.60%(b)          7.77%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $376,905            $  174
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets                              1.19%(b)(d)(e)         1.56%(f)
=================================================================================================
Ratio of net investment income (loss) to average net assets         (0.57)%(d)        (0.75)%(f)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(g)                                            111%              123%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) The advisor reimbursed Investor Class expenses related to an overpayment of Rule 12b-1 fees of the INVESCO Growth fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not reimbursed these expenses the net investment income per share, the ratio of expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been (0.07), 1.41%, (0.79) and 3.27%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $403,878,080.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.42%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  9.13
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          (0.01)(a)
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.06
===================================================================================
    Total from investment operations                                     0.05
===================================================================================
Net asset value, end of period                                        $  9.18
___________________________________________________________________________________
===================================================================================
Total return(b)                                                          0.55%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $22,190
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         0.92%(c)
-----------------------------------------------------------------------------------
  With fee waivers and/or expense reimbursements                         0.93%(c)
===================================================================================
Ratio of net investment income (loss) to average net assets             (0.30)%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                111%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and the returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $9,909,449.
(d)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Mid Cap Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Mid Cap Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Mid Cap Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.10%

ADVERTISING-0.73%

Omnicom Group Inc.                              18,000    $ 1,420,200
=====================================================================

AEROSPACE & DEFENSE-0.68%

L-3 Communications Holdings, Inc.               20,000      1,318,600
=====================================================================

AIR FREIGHT & LOGISTICS-0.64%

Robinson (C.H.) Worldwide, Inc.                 23,000      1,240,620
=====================================================================

APPAREL RETAIL-2.24%

Chico's FAS, Inc.(a)                            44,000      1,761,320
---------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)          55,000      1,289,200
---------------------------------------------------------------------
Urban Outfitters, Inc.(a)                       32,000      1,312,000
=====================================================================
                                                            4,362,520
=====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.96%

Coach, Inc.(a)                                  40,000      1,865,200
=====================================================================

APPLICATION SOFTWARE-2.70%

Amdocs Ltd. (United Kingdom)(a)                 85,200      2,142,780
---------------------------------------------------------------------
Intuit Inc.(a)                                  40,000      1,814,400
---------------------------------------------------------------------
Mercury Interactive Corp.(a)                    30,000      1,302,900
=====================================================================
                                                            5,260,080
=====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.46%

Calamos Asset Management, Inc.-Class A(a)       60,700      1,183,650
---------------------------------------------------------------------
Franklin Resources, Inc.                        18,000      1,091,160
---------------------------------------------------------------------
Investors Financial Services Corp.(b)           55,000      2,116,950
---------------------------------------------------------------------
Legg Mason, Inc.                                37,000      2,357,270
=====================================================================
                                                            6,749,030
=====================================================================

AUTO PARTS & EQUIPMENT-0.55%

Autoliv, Inc.                                   25,000      1,068,750
=====================================================================

BIOTECHNOLOGY-3.87%

Cephalon, Inc.(a)                               21,000      1,001,070
---------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                       22,000      1,029,380
---------------------------------------------------------------------
Gen-Probe Inc.(a)                               32,000      1,121,280
---------------------------------------------------------------------
Gilead Sciences, Inc.(a)                        35,000      1,212,050
---------------------------------------------------------------------
Invitrogen Corp.(a)                             17,200        995,880
---------------------------------------------------------------------
Martek Biosciences Corp.(a)                     26,000      1,223,456
---------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                    15,000        974,700
=====================================================================
                                                            7,557,816
=====================================================================

BROADCASTING & CABLE TV-1.22%

Univision Communications Inc.-Class A(a)        77,000      2,383,920
=====================================================================

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------


BUILDING PRODUCTS-1.02%

Masco Corp.                                     58,000    $ 1,987,080
=====================================================================

CASINOS & GAMING-0.52%

Station Casinos, Inc.                           20,000      1,019,000
=====================================================================

COMMUNICATIONS EQUIPMENT-4.94%

Avaya Inc.(a)                                  140,000      2,016,000
---------------------------------------------------------------------
Comverse Technology, Inc.(a)                   100,000      2,064,000
---------------------------------------------------------------------
Juniper Networks, Inc.(a)                       40,300      1,072,383
---------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)             21,000      1,852,200
---------------------------------------------------------------------
Scientific-Atlanta, Inc.                        52,400      1,435,236
---------------------------------------------------------------------
UTStarcom, Inc.(a)(b)                           70,000      1,198,400
=====================================================================
                                                            9,638,219
=====================================================================

COMPUTER & ELECTRONICS RETAIL-0.76%

Best Buy Co., Inc.                              25,000      1,480,500
=====================================================================

COMPUTER HARDWARE-0.82%

PalmOne, Inc.(a)(b)                             55,000      1,593,350
=====================================================================

COMPUTER STORAGE & PERIPHERALS-1.16%

Emulex Corp.(a)                                 92,000        966,920
---------------------------------------------------------------------
QLogic Corp.(a)                                 40,000      1,300,000
=====================================================================
                                                            2,266,920
=====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.65%

Cummins Inc.(b)                                 18,000      1,261,440
=====================================================================

CONSUMER FINANCE-0.82%

First Marblehead Corp. (The)(a)                 30,000      1,608,000
=====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.52%

Affiliated Computer Services, Inc.-Class A(a)   20,000      1,091,000
---------------------------------------------------------------------
Alliance Data Systems Corp.(a)                  50,000      2,114,000
---------------------------------------------------------------------
DST Systems, Inc.(a)                            30,000      1,345,500
---------------------------------------------------------------------
Fiserv, Inc.(a)                                 65,000      2,310,100
=====================================================================
                                                            6,860,600
=====================================================================

DEPARTMENT STORES-1.70%

Kohl's Corp.(a)                                 39,900      2,025,324
---------------------------------------------------------------------
Nordstrom, Inc.                                 30,000      1,295,400
=====================================================================
                                                            3,320,724
=====================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.35%

Apollo Group, Inc.-Class A(a)                   18,000      1,188,000
---------------------------------------------------------------------
Career Education Corp.(a)                       35,000      1,097,950
---------------------------------------------------------------------
Cintas Corp.                                    30,000      1,294,200
---------------------------------------------------------------------


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Corporate Executive Board Co. (The)             32,000    $ 2,036,800
---------------------------------------------------------------------
Corrections Corp. of America(a)                 48,800      1,695,800
---------------------------------------------------------------------
ITT Educational Services, Inc.(a)               31,000      1,178,310
=====================================================================
                                                            8,491,060
=====================================================================

DRUG RETAIL-0.60%

Shoppers Drug Mart Corp. (Canada)(a)            38,300      1,165,133
=====================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.25%

Agilent Technologies, Inc.(a)                   97,000      2,430,820
=====================================================================

ELECTRONIC MANUFACTURING SERVICES-0.54%

Benchmark Electronics, Inc.(a)                  31,000      1,053,070
=====================================================================

EMPLOYMENT SERVICES-1.69%

Manpower Inc.                                   42,000      1,900,500
---------------------------------------------------------------------
Monster Worldwide Inc.(a)                       50,000      1,402,500
=====================================================================
                                                            3,303,000
=====================================================================

ENVIRONMENTAL SERVICES-0.65%

Stericycle, Inc.(a)                             28,000      1,269,240
=====================================================================

GENERAL MERCHANDISE STORES-1.79%

Dollar Tree Stores, Inc.(a)                     70,000      2,023,000
---------------------------------------------------------------------
Family Dollar Stores, Inc.                      50,000      1,477,500
=====================================================================
                                                            3,500,500
=====================================================================

HEALTH CARE DISTRIBUTORS-0.80%

Schein (Henry), Inc.(a)                         24,800      1,568,104
=====================================================================

HEALTH CARE EQUIPMENT-4.81%

Biomet, Inc.                                    22,000      1,026,960
---------------------------------------------------------------------
Fisher Scientific International Inc.(a)         25,000      1,434,000
---------------------------------------------------------------------
INAMED Corp.(a)                                 26,000      1,381,900
---------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                       27,000      1,345,410
---------------------------------------------------------------------
PerkinElmer, Inc.                               80,000      1,643,200
---------------------------------------------------------------------
Waters Corp.(a)                                 24,000        990,960
---------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                        20,000      1,551,800
=====================================================================
                                                            9,374,230
=====================================================================

HEALTH CARE FACILITIES-1.24%

Community Health Systems Inc.(a)                90,000      2,413,800
=====================================================================

HEALTH CARE SERVICES-2.08%

Caremark Rx, Inc.(a)                            65,000      1,948,050
---------------------------------------------------------------------
Express Scripts, Inc.(a)                        33,000      2,112,000
=====================================================================
                                                            4,060,050
=====================================================================

HEALTH CARE SUPPLIES-0.50%

Cooper Cos., Inc. (The)                         14,000        984,900
=====================================================================

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------


HOME FURNISHINGS-0.52%

Mohawk Industries, Inc.(a)                      12,000    $ 1,020,960
=====================================================================

HOMEBUILDING-0.93%

Pulte Homes, Inc.                               33,000      1,811,040
=====================================================================

HOTELS, RESORTS & CRUISE LINES-1.33%

Kerzner International Ltd. (Bahamas)(a)         19,000        963,680
---------------------------------------------------------------------
Marriott International, Inc.-Class A            30,000      1,634,700
=====================================================================
                                                            2,598,380
=====================================================================

HOUSEWARES & SPECIALTIES-0.96%

Jarden Corp.(a)                                 53,500      1,878,920
=====================================================================

INDUSTRIAL MACHINERY-0.75%

Eaton Corp.                                     23,000      1,470,850
=====================================================================

INSURANCE BROKERS-1.08%

Willis Group Holdings Ltd. (Bermuda)            58,700      2,110,265
=====================================================================

INTEGRATED OIL & GAS-0.86%

Murphy Oil Corp.                                21,000      1,680,420
=====================================================================

INTERNET SOFTWARE & SERVICES-1.28%

Ask Jeeves, Inc.(a)                             45,000      1,160,100
---------------------------------------------------------------------
SINA Corp. (Cayman Islands)(a)                  40,000      1,340,000
=====================================================================
                                                            2,500,100
=====================================================================

IT CONSULTING & OTHER SERVICES-1.13%

Cognizant Technology Solutions Corp.-Class
  A(a)                                          65,000      2,210,000
=====================================================================

LEISURE PRODUCTS-1.51%

Brunswick Corp.                                 35,000      1,642,200
---------------------------------------------------------------------
Marvel Enterprises, Inc.(a)                     85,000      1,309,000
=====================================================================
                                                            2,951,200
=====================================================================

MANAGED HEALTH CARE-2.29%

Aetna Inc.                                      19,000      1,805,000
---------------------------------------------------------------------
Anthem, Inc.(a)                                 33,000      2,653,200
=====================================================================
                                                            4,458,200
=====================================================================

MULTI-LINE INSURANCE-0.66%

Quanta Capital Holdings Ltd. (Bermuda)(a)      144,200      1,297,800
=====================================================================

OIL & GAS DRILLING-1.73%

Noble Corp. (Cayman Islands)(a)                 25,000      1,142,000
---------------------------------------------------------------------
Patterson-UTI Energy, Inc.                      63,000      1,211,490
---------------------------------------------------------------------
Pride International, Inc.(a)                    55,000      1,016,400
=====================================================================
                                                            3,369,890
=====================================================================

OIL & GAS EQUIPMENT & SERVICES-0.50%

Varco International, Inc.(a)                    35,000        968,800
=====================================================================


                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-1.73%

Ultra Petroleum Corp. (Canada)(a)               35,000    $ 1,701,000
---------------------------------------------------------------------
XTO Energy Inc.                                 50,000      1,669,000
=====================================================================
                                                            3,370,000
=====================================================================

PHARMACEUTICALS-4.14%

Barr Pharmaceuticals Inc.(a)                    35,000      1,317,750
---------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(a)                    36,000      1,285,200
---------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)         40,000      1,626,800
---------------------------------------------------------------------
MGI Pharma, Inc.(a)                             50,000      1,333,500
---------------------------------------------------------------------
Sepracor Inc.(a)                                24,000      1,102,320
---------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                      50,000      1,420,000
=====================================================================
                                                            8,085,570
=====================================================================

PUBLISHING-0.70%

Getty Images, Inc.(a)(b)                        23,000      1,359,990
=====================================================================

REAL ESTATE-0.92%

New Century Financial Corp.                     32,500      1,792,375
=====================================================================

REGIONAL BANKS-0.61%

Commerce Bancorp, Inc.                          20,000      1,184,800
=====================================================================

REINSURANCE-0.77%

Everest Re Group, Ltd. (Bermuda)                19,000      1,508,030
=====================================================================

RESTAURANTS-0.65%

Brinker International, Inc.(a)                  39,000      1,259,700
=====================================================================

SEMICONDUCTOR EQUIPMENT-0.99%

Novellus Systems, Inc.(a)                       74,800      1,938,068
=====================================================================

SEMICONDUCTORS-3.07%

ATI Technologies Inc. (Canada)(a)               70,000      1,263,500
---------------------------------------------------------------------
Broadcom Corp.-Class A(a)                       45,000      1,217,250
---------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)      75,000      2,142,750
---------------------------------------------------------------------
Microchip Technology Inc.                       45,000      1,361,250
=====================================================================
                                                            5,984,750
=====================================================================

SPECIALTY CHEMICALS-0.57%

Ecolab Inc.                                     33,000      1,117,050
=====================================================================

SPECIALTY STORES-3.64%

Advance Auto Parts, Inc.(a)                     45,000      1,760,400
---------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                       50,000      2,039,500
---------------------------------------------------------------------
Staples, Inc.                                   60,000      1,784,400
---------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                        40,000      1,526,800
=====================================================================
                                                            7,111,100
=====================================================================

SYSTEMS SOFTWARE-3.10%

Computer Associates International, Inc.         50,000      1,385,500
---------------------------------------------------------------------

                                                            MARKET
                                               SHARES        VALUE
---------------------------------------------------------------------

SYSTEMS SOFTWARE-(CONTINUED)

Novell, Inc.(a)                                175,000    $ 1,258,250
---------------------------------------------------------------------
Red Hat, Inc.(a)(b)                             80,000      1,027,200
---------------------------------------------------------------------
Symantec Corp.(a)                               16,600        945,204
---------------------------------------------------------------------
VERITAS Software Corp.(a)                       65,000      1,422,200
=====================================================================
                                                            6,038,354
=====================================================================

TECHNOLOGY DISTRIBUTORS-1.02%

CDW Corp.                                       32,000      1,984,960
=====================================================================

THRIFTS & MORTGAGE FINANCE-1.53%

Doral Financial Corp. (Puerto Rico)             40,000      1,679,200
---------------------------------------------------------------------
W Holding Co., Inc. (Puerto Rico)               65,000      1,299,350
=====================================================================
                                                            2,978,550
=====================================================================

TRADING COMPANIES & DISTRIBUTORS-1.38%

Fastenal Co.                                    21,000      1,159,830
---------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A         45,000      1,536,300
=====================================================================
                                                            2,696,130
=====================================================================

TRUCKING-1.11%

Sirva Inc.(a)                                   90,000      2,160,000
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.38%

AO VimpelCom-ADR (Russia)(a)                    11,000      1,254,000
---------------------------------------------------------------------
Nextel Partners, Inc.-Class A(a)               100,000      1,684,000
---------------------------------------------------------------------
NII Holdings Inc.(a)(b)                         38,000      1,682,260
---------------------------------------------------------------------
SpectraSite, Inc.(a)                            38,500      1,975,050
=====================================================================
                                                            6,595,310
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $164,645,208)                       191,368,038
=====================================================================


                                               NUMBER
                                                 OF        EXERCISE   EXPIRATION
                                               CONTRACTS   PRICE        DATE
OPTIONS PURCHASED-0.01%

PUTS-0.01%

XTO Energy Inc. (Oil & Gas Exploration &
  Production) (Cost $70,660)                      500        $30        Nov-04            8,750
===============================================================================================

                                                SHARES
MONEY MARKET FUNDS-1.86%

Liquid Assets Portfolio-Institutional
  Class(c)                                     1,818,420      1,818,420
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    1,818,420      1,818,420
=======================================================================
    Total Money Market Funds (Cost
      $3,636,840)                                             3,636,840
=======================================================================
TOTAL INVESTMENTS-99.97% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $168,352,708)               195,013,628
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.48%

STIC Prime Portfolio-Institutional
  Class(c)(d)                                  6,790,375   $  6,790,375
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $6,790,375)                                       6,790,375
=======================================================================
TOTAL INVESTMENTS-103.45% (Cost $175,143,083)               201,804,003
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.45%)                        (6,732,117)
=======================================================================
NET ASSETS-100.00%                                         $195,071,886
_______________________________________________________________________
=======================================================================

Investment Abbreviations

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $164,715,868)*                               $ 191,376,788
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $10,427,215)                              10,427,215
============================================================
    Total investments (cost $175,143,083)        201,804,003
============================================================
Receivables for:
  Investments sold                                 5,998,273
------------------------------------------------------------
  Fund shares sold                                   140,843
------------------------------------------------------------
  Dividends                                           23,987
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                27,100
------------------------------------------------------------
Other assets                                          33,155
============================================================
    Total assets                                 208,027,361
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            5,257,491
------------------------------------------------------------
  Fund shares reacquired                             663,500
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  32,411
------------------------------------------------------------
  Collateral upon return of securities loaned      6,790,375
------------------------------------------------------------
Accrued distribution fees                            104,705
------------------------------------------------------------
Accrued trustees' fees                                   941
------------------------------------------------------------
Accrued transfer agent fees                           26,248
------------------------------------------------------------
Accrued operating expenses                            79,804
============================================================
    Total liabilities                             12,955,475
============================================================
Net assets applicable to shares outstanding    $ 195,071,886
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 307,591,806
------------------------------------------------------------
Undistributed net investment income (loss)           (29,371)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (139,144,919)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               26,654,370
============================================================
                                               $ 195,071,886
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  99,261,624
____________________________________________________________
============================================================
Class B                                        $  70,420,726
____________________________________________________________
============================================================
Class C                                        $  24,503,049
____________________________________________________________
============================================================
Class R                                        $     876,607
____________________________________________________________
============================================================
Institutional Class                            $       9,880
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           10,934,912
____________________________________________________________
============================================================
Class B                                            8,033,455
____________________________________________________________
============================================================
Class C                                            2,794,530
============================================================
Class R                                               97,064
____________________________________________________________
============================================================
Institutional Class                                    1,085
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        9.08
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.08 divided by
      94.50%)                                  $        9.61
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        8.77
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        8.77
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        9.03
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $        9.11
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $6,544,219 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $4,918)          $   683,992
-------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $63,247)*                            153,142
=========================================================================
    Total investment income                                       837,134
=========================================================================

EXPENSES:

Advisory fees                                                   1,780,749
-------------------------------------------------------------------------
Administrative services fees                                       86,224
-------------------------------------------------------------------------
Custodian fees                                                     61,905
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         394,349
-------------------------------------------------------------------------
  Class B                                                         802,204
-------------------------------------------------------------------------
  Class C                                                         291,132
-------------------------------------------------------------------------
  Class R                                                           2,920
-------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        912,181
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              9
-------------------------------------------------------------------------
Trustees' fees and retirement benefits                             16,001
-------------------------------------------------------------------------
Other                                                             281,545
=========================================================================
    Total expenses                                              4,629,219
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (42,438)
=========================================================================
    Net expenses                                                4,586,781
=========================================================================
Net investment income (loss)                                   (3,749,647)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from investment securities                    9,151,671
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (2,975,847)
-------------------------------------------------------------------------
  Foreign currencies                                               (6,549)
=========================================================================
                                                               (2,982,396)
=========================================================================
Net gain from investment securities                             6,169,275
=========================================================================
Net increase in net assets resulting from operations          $ 2,419,628
_________________________________________________________________________
=========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (3,749,647)   $ (2,955,493)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   9,151,671      14,307,340
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (2,982,396)     42,907,455
==========================================================================================
    Net increase in net assets resulting from operations         2,419,628      54,259,302
==========================================================================================
Share transactions-net:
  Class A                                                      (10,422,993)     18,339,848
------------------------------------------------------------------------------------------
  Class B                                                      (11,811,705)      1,788,121
------------------------------------------------------------------------------------------
  Class C                                                       (4,684,464)      5,771,210
------------------------------------------------------------------------------------------
  Class R                                                          676,095         197,900
------------------------------------------------------------------------------------------
  Institutional Class                                               10,000              --
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (26,233,067)     26,097,079
==========================================================================================
    Net increase (decrease) in net assets                      (23,813,439)     80,356,381
==========================================================================================

NET ASSETS:

  Beginning of year                                            218,885,325     138,528,944
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(29,371) and $(24,611), respectively)          $195,071,886    $218,885,325
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets plus 0.75% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.00%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $2,147.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $36,467 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $86,224 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $912,181 for Class A, Class B, Class C and Class R shares and $9 for Institutional Class shares and reimbursed fees for the Institutional Class shares of $4. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $394,349 $802,204, $291,132 and $2,920, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $77,275 in front-end sales commissions from the sale of Class A shares and $120, $12,045, $4,411 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 6,039,656     $ 60,161,675    $(64,382,911)         $ --          $1,818,420     $45,344        $ --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            6,039,656       60,161,675     (64,382,911)           --           1,818,420      44,551          --
===========================================================================================================================
  Subtotal       $12,079,312     $120,323,350    $(128,765,822)        $ --          $3,636,840     $89,895        $ --
===========================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                    UNREALIZED
                 MARKET VALUE     PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               10/31/03        AT COST        FROM SALES      (DEPRECIATION)      10/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 1,593,500     $ 86,506,068    $ (88,099,568)        $ --         $        --     $58,446        $ --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                   --       19,094,475      (12,304,100)          --           6,790,375       4,801          --
===========================================================================================================================
  Subtotal       $ 1,593,500     $105,600,543    $(100,403,668)        $ --         $ 6,790,375     $63,247        $ --
===========================================================================================================================
  Total          $13,672,812     $225,923,893    $(229,169,490)        $ --         $10,427,215     $153,142       $ --
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $2,622,166 and $702,736, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $3,820 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $3,820.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $5,035 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $6,544,219 were on loan to brokers. The loans were secured by cash collateral of $6,790,375 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $63,247 for securities lending transactions.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                  2004
---------------------------------------------------------------------------
Unrealized appreciation -- investments                        $  25,453,299
---------------------------------------------------------------------------
Temporary book/tax differences                                      (29,371)
---------------------------------------------------------------------------
Capital loss carryforward                                      (137,943,848)
---------------------------------------------------------------------------
Shares of beneficial interest                                   307,591,806
===========================================================================
Total net assets                                              $ 195,071,886
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(6,550).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $8,876,974 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $    407,338
-----------------------------------------------------------------------------
October 31, 2009                                                  86,724,292
-----------------------------------------------------------------------------
October 31, 2010                                                  50,812,218
=============================================================================
Total capital loss carryforward                                 $137,943,848
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $358,096,030 and $382,393,967, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $29,338,178
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,878,329)
===============================================================================
Net unrealized appreciation of investment securities               $25,459,849
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $176,344,154.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2004, undistributed net investment income (loss) was increased by $3,744,887 and shares of beneficial interest decreased by $3,744,887. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                         2004                          2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,366,280    $ 31,467,821     7,664,279    $ 58,252,871
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,689,471      15,326,444     3,281,689      24,068,217
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,055,967       9,613,286     1,644,878      12,124,964
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         79,652         742,690        25,518         209,495
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                           1,085          10,000            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        287,382       2,711,609       189,563       1,431,485
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (296,604)     (2,711,609)     (194,530)     (1,431,485)
======================================================================================================================
Reacquired:
  Class A                                                     (4,869,016)    (44,602,423)   (5,404,259)    (41,344,508)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,730,826)    (24,426,540)   (2,879,424)    (20,848,611)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,595,627)    (14,297,750)     (872,689)     (6,353,754)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (7,765)        (66,595)       (1,487)        (11,595)
======================================================================================================================
                                                              (3,020,001)   $(26,233,067)    3,453,538    $ 26,097,079
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.
(b)  Institutional Class shares commenced sales on April 30, 2004.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                      ----------------------------------------------------         OCTOBER 31,
                                                       2004             2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  8.92         $   6.54       $  8.58       $ 14.38           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.13)(a)        (0.11)(a)     (0.13)(a)     (0.11)(a)          (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.29             2.49         (1.91)        (5.69)              4.50
=================================================================================================================================
    Total from investment operations                     0.16             2.38         (2.04)        (5.80)              4.38
=================================================================================================================================
Net asset value, end of period                        $  9.08         $   8.92       $  6.54       $  8.58           $  14.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          1.79%           36.39%       (23.78)%      (40.33)%            43.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $99,262         $108,436       $63,463       $94,457           $114,913
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.74%(c)(d)      1.90%         1.83%         1.65%              1.63%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                (1.36)%(c)       (1.42)%       (1.49)%       (1.06)%            (0.76)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                167%             211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $112,671,098.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.76%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                       ---------------------------------------------------         OCTOBER 31,
                                                        2004            2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.68         $  6.40       $  8.45       $ 14.25           $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.18)(a)       (0.15)(a)     (0.18)(a)     (0.18)(a)          (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.27            2.43         (1.87)        (5.62)              4.47
=================================================================================================================================
    Total from investment operations                      0.09            2.28         (2.05)        (5.80)              4.25
=================================================================================================================================
Net asset value, end of period                         $  8.77         $  8.68       $  6.40       $  8.45           $  14.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           1.04%          35.63%       (24.26)%      (40.70)%            42.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $70,421         $81,298       $58,654       $81,905           $103,893
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.39%(c)(d)     2.55%         2.48%         2.32%              2.32%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (2.01)%(c)      (2.07)%       (2.14)%       (1.73)%            (1.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 167%            211%          185%          173%               183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $80,220,450.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                                                                                 NOVEMBER 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                       ---------------------------------------------------         OCTOBER 31,
                                                        2004            2003          2002          2001               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.68         $  6.40       $  8.45       $ 14.26           $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.18)(a)       (0.15)(a)     (0.18)(a)     (0.18)(a)         (0.22)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                           0.27            2.43         (1.87)        (5.63)             4.48
=================================================================================================================================
    Total from investment operations                      0.09            2.28         (2.05)        (5.81)             4.26
=================================================================================================================================
Net asset value, end of period                         $  8.77         $  8.68       $  6.40       $  8.45           $ 14.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           1.04%          35.63%       (24.26)%      (40.74)%           42.60%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $24,503         $28,928       $16,404       $23,971           $29,969
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   2.39%(c)(d)     2.55%         2.48%         2.32%             2.32%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (2.01)%(c)      (2.07)%       (2.14)%       (1.73)%           (1.45)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 167%            211%          185%          173%              183%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,113,161.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.41%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                               CLASS R
                                                              -----------------------------------------
                                                                                          JUNE 3, 2002
                                                                   YEAR ENDED              (DATE SALES
                                                                   OCTOBER 31,            COMMENCED) TO
                                                              ---------------------        OCTOBER 31,
                                                               2004           2003            2002
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $8.89          $ 6.54          $  8.73
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.14)(a)       (0.13)(a)        (0.05)(a)
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.28            2.48            (2.14)
=======================================================================================================
    Total from investment operations                           0.14            2.35            (2.19)
=======================================================================================================
Net asset value, end of period                                $9.03          $ 8.89          $  6.54
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                1.57%          35.93%          (25.09)%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 877          $  224          $     7
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets                        1.89%(c)(d)     2.05%            1.98%(e)
=======================================================================================================
Ratio of net investment income (loss) to average net assets   (1.51)%(c)      (1.57)%          (1.64)%(e)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(f)                                      167%            211%             185%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $584,032.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.91%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                  APRIL 30, 2004
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2004
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 9.22
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.04)(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.07)
===================================================================================
    Total from investment operations                                   (0.11)
===================================================================================
Net asset value, end of period                                        $ 9.11
___________________________________________________________________________________
===================================================================================
Total return(b)                                                        (1.19)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   10
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 1.20%(c)(d)
===================================================================================
Ratio of net investment income (loss) to average net assets            (0.82)%
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(e)                                               167%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholders transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $9,671.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% (annualized).
(e)  Not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

  Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee

Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AIM Weingarten Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 15, 2004

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2004


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.24%

AEROSPACE & DEFENSE-2.24%

Boeing Co. (The)                                  350,000   $   17,465,000
--------------------------------------------------------------------------
General Dynamics Corp.                            150,000       15,318,000
--------------------------------------------------------------------------
Honeywell International Inc.                      600,000       20,208,000
==========================================================================
                                                                52,991,000
==========================================================================

AIR FREIGHT & LOGISTICS-0.58%

FedEx Corp.                                       150,000       13,668,000
==========================================================================

APPAREL RETAIL-1.65%

Chico's FAS, Inc.(a)(b)                           400,000       16,012,000
--------------------------------------------------------------------------
Gap, Inc. (The)                                 1,150,000       22,977,000
==========================================================================
                                                                38,989,000
==========================================================================

APPLICATION SOFTWARE-1.76%

Amdocs Ltd. (United Kingdom)(a)                 1,200,000       30,180,000
--------------------------------------------------------------------------
Intuit Inc.(a)                                    250,000       11,340,000
==========================================================================
                                                                41,520,000
==========================================================================

BIOTECHNOLOGY-3.13%

Biogen Idec Inc.(a)                               400,000       23,264,000
--------------------------------------------------------------------------
Genentech, Inc.(a)                                600,000       27,318,000
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          675,000       23,375,250
==========================================================================
                                                                73,957,250
==========================================================================

BROADCASTING & CABLE TV-0.79%

Univision Communications Inc.-Class A(a)          600,000       18,576,000
==========================================================================

COMMUNICATIONS EQUIPMENT-6.69%

Avaya Inc.(a)                                     475,000        6,840,000
--------------------------------------------------------------------------
Cisco Systems, Inc.(a)                          2,500,000       48,025,000
--------------------------------------------------------------------------
Motorola, Inc.                                  2,000,000       34,520,000
--------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                         1,500,000       23,130,000
--------------------------------------------------------------------------
QUALCOMM Inc.                                     400,000       16,724,000
--------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)               325,000       28,665,000
==========================================================================
                                                               157,904,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.75%

Best Buy Co., Inc.                                300,000       17,766,000
==========================================================================

COMPUTER HARDWARE-4.47%

Apple Computer, Inc.(a)                           675,000       35,457,750
--------------------------------------------------------------------------
Dell Inc.(a)                                    1,500,000       52,590,000
--------------------------------------------------------------------------
PalmOne, Inc.(a)(c)                               600,000       17,382,000
==========================================================================
                                                               105,429,750
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


COMPUTER STORAGE & PERIPHERALS-1.06%

Lexmark International, Inc.-Class A(a)            300,000   $   24,933,000
==========================================================================

CONSUMER FINANCE-2.27%

American Express Co.                              550,000       29,188,500
--------------------------------------------------------------------------
MBNA Corp.                                        950,000       24,348,500
==========================================================================
                                                                53,537,000
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.66%

Alliance Data Systems Corp.(a)                     62,100        2,625,588
--------------------------------------------------------------------------
Automatic Data Processing, Inc.                   300,000       13,017,000
==========================================================================
                                                                15,642,588
==========================================================================

DEPARTMENT STORES-3.83%

J.C. Penney Co., Inc.                             650,000       22,483,500
--------------------------------------------------------------------------
Kohl's Corp.(a)                                 1,000,000       50,760,000
--------------------------------------------------------------------------
Nordstrom, Inc.                                   400,000       17,272,000
==========================================================================
                                                                90,515,500
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.67%

Apollo Group, Inc.-Class A(a)                     175,000       11,550,000
--------------------------------------------------------------------------
Cendant Corp.                                   2,500,000       51,475,000
==========================================================================
                                                                63,025,000
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.41%

Rockwell Automation, Inc.                         800,000       33,352,000
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.70%

Agilent Technologies, Inc.(a)                   1,600,000       40,096,000
==========================================================================

FOOTWEAR-1.03%

NIKE, Inc.-Class B                                300,000       24,393,000
==========================================================================

GENERAL MERCHANDISE STORES-2.01%

Target Corp.                                      950,000       47,519,000
==========================================================================

HEALTH CARE EQUIPMENT-1.51%

Bard (C.R.), Inc.                                 300,000       17,040,000
--------------------------------------------------------------------------
Waters Corp.(a)                                   450,000       18,580,500
==========================================================================
                                                                35,620,500
==========================================================================

HEALTH CARE SERVICES-1.37%

Caremark Rx, Inc.(a)                              550,000       16,483,500
--------------------------------------------------------------------------
IMS Health Inc.                                   750,000       15,885,000
==========================================================================
                                                                32,368,500
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HEALTH CARE SUPPLIES-1.06%

Alcon, Inc. (Switzerland)                         350,000   $   24,920,000
==========================================================================

HOME IMPROVEMENT RETAIL-0.87%

Home Depot, Inc. (The)                            500,000       20,540,000
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.01%

Starwood Hotels & Resorts Worldwide, Inc.         500,000       23,865,000
==========================================================================

HOUSEHOLD PRODUCTS-1.73%

Procter & Gamble Co. (The)                        800,000       40,944,000
==========================================================================

HOUSEWARES & SPECIALTIES-1.08%

Fortune Brands, Inc.                              350,000       25,487,000
==========================================================================

HYPERMARKETS & SUPER CENTERS-1.22%

Costco Wholesale Corp.                            600,000       28,764,000
==========================================================================

INDUSTRIAL CONGLOMERATES-4.45%

3M Co.                                            150,000       11,635,500
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               3,000,000       93,450,000
==========================================================================
                                                               105,085,500
==========================================================================

INDUSTRIAL MACHINERY-2.81%

Danaher Corp.                                     600,000       33,078,000
--------------------------------------------------------------------------
Eaton Corp.                                       200,000       12,790,000
--------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)              300,000       20,532,000
==========================================================================
                                                                66,400,000
==========================================================================

INTEGRATED OIL & GAS-1.33%

BP PLC-ADR (United Kingdom)                       175,000       10,193,750
--------------------------------------------------------------------------
ChevronTexaco Corp.                               200,000       10,612,000
--------------------------------------------------------------------------
ConocoPhillips                                    125,000       10,538,750
==========================================================================
                                                                31,344,500
==========================================================================

INTERNET RETAIL-1.88%

Amazon.com, Inc.(a)                               300,000       10,239,000
--------------------------------------------------------------------------
eBay Inc.(a)                                      350,000       34,163,500
==========================================================================
                                                                44,402,500
==========================================================================

INTERNET SOFTWARE & SERVICES-3.49%

Google Inc.-Class A(a)(c)                         100,000       19,070,500
--------------------------------------------------------------------------
Yahoo! Inc.(a)                                  1,750,000       63,332,500
==========================================================================
                                                                82,403,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-3.85%

Goldman Sachs Group, Inc. (The)                   400,000       39,352,000
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     300,000       24,645,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         500,000       26,970,000
==========================================================================
                                                                90,967,000
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


MANAGED HEALTH CARE-3.90%

Aetna Inc.                                        600,000   $   57,000,000
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           485,000       35,114,000
==========================================================================
                                                                92,114,000
==========================================================================

MOTORCYCLE MANUFACTURERS-0.73%

Harley-Davidson, Inc.                             300,000       17,271,000
==========================================================================

MOVIES & ENTERTAINMENT-0.86%

Walt Disney Co. (The)                             800,000       20,176,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.65%

Varco International, Inc.(a)                      550,000       15,224,000
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.67%

Citigroup Inc.                                    550,000       24,403,500
--------------------------------------------------------------------------
JPMorgan Chase & Co.                            1,000,000       38,600,000
==========================================================================
                                                                63,003,500
==========================================================================

PERSONAL PRODUCTS-3.62%

Avon Products, Inc.                               450,000       17,797,500
--------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              900,000       38,655,000
--------------------------------------------------------------------------
Gillette Co. (The)                                700,000       29,036,000
==========================================================================
                                                                85,488,500
==========================================================================

PHARMACEUTICALS-6.35%

Johnson & Johnson                                 800,000       46,704,000
--------------------------------------------------------------------------
Lilly (Eli) & Co.                                 250,000       13,727,500
--------------------------------------------------------------------------
Pfizer Inc.                                     1,200,000       34,740,000
--------------------------------------------------------------------------
Sepracor Inc.(a)(c)                               500,000       22,965,000
--------------------------------------------------------------------------
Wyeth                                             800,000       31,720,000
==========================================================================
                                                               149,856,500
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.61%

Allstate Corp. (The)                              300,000       14,427,000
==========================================================================

RESTAURANTS-2.34%

McDonald's Corp.                                1,000,000       29,150,000
--------------------------------------------------------------------------
Yum! Brands, Inc.                                 600,000       26,100,000
==========================================================================
                                                                55,250,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.65%

Novellus Systems, Inc.(a)                       1,500,000       38,865,000
==========================================================================

SEMICONDUCTORS-2.69%

Analog Devices, Inc.                              900,000       36,234,000
--------------------------------------------------------------------------
Microchip Technology Inc.                         900,000       27,225,000
==========================================================================
                                                                63,459,000
==========================================================================

SOFT DRINKS-0.84%

PepsiCo, Inc.                                     400,000       19,832,000
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

SPECIALTY CHEMICALS-0.57%

Ecolab Inc.                                       400,000   $   13,540,000
==========================================================================

SYSTEMS SOFTWARE-3.81%

Microsoft Corp.                                   850,000       23,791,500
--------------------------------------------------------------------------
Oracle Corp.(a)                                 1,600,000       20,256,000
--------------------------------------------------------------------------
Symantec Corp.(a)                                 500,000       28,470,000
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                         800,000       17,504,000
==========================================================================
                                                                90,021,500
==========================================================================

THRIFTS & MORTGAGE FINANCE-0.59%

Fannie Mae                                        200,000       14,030,000
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,847,833,159)                        2,319,483,588
==========================================================================

MONEY MARKET FUNDS-0.55%

Liquid Assets Portfolio-Institutional
  Class(d)                                      6,546,085        6,546,085
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

STIC Prime Portfolio-Institutional Class(d)     6,546,085   $    6,546,085
==========================================================================
    Total Money Market Funds (Cost
      $13,092,170)                                              13,092,170
==========================================================================
TOTAL INVESTMENTS-98.79% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,860,925,329)                                            2,332,575,758
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.74%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  40,952,850       40,952,850
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $40,952,850)                                        40,952,850
==========================================================================
TOTAL INVESTMENTS-100.53% (Cost
  $1,901,878,179)                                            2,373,528,608
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.53%)                          (12,485,091)
==========================================================================
NET ASSETS-100.00%                                          $2,361,043,517
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1H and Note 9.
(c) All or a portion of this security has been pledged as collateral for security lending transactions at October 31, 2004.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004

ASSETS:

Investments, at market value (cost
  $1,847,833,159)*                           $ 2,319,483,588
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $54,045,020)                        54,045,020
============================================================
  Total investments (cost $1,901,878,179)      2,373,528,608
============================================================
Receivables for:
  Investments sold                                50,411,057
------------------------------------------------------------
  Fund shares sold                                   448,667
------------------------------------------------------------
  Dividends                                        1,592,101
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  269,768
------------------------------------------------------------
Other assets                                         104,007
============================================================
     Total assets                              2,426,354,208
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           15,055,134
------------------------------------------------------------
  Fund shares reacquired                           5,956,291
------------------------------------------------------------
  Options written, at market value
     (premiums received $421,040)                    397,500
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                534,825
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       40,952,850
------------------------------------------------------------
Accrued distribution fees                            865,367
------------------------------------------------------------
Accrued trustees' fees                                 3,163
------------------------------------------------------------
Accrued transfer agent fees                          963,599
------------------------------------------------------------
Accrued operating expenses                           581,962
============================================================
     Total liabilities                            65,310,691
============================================================
Net assets applicable to shares outstanding  $ 2,361,043,517
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 5,229,262,118
------------------------------------------------------------
Undistributed net investment income (loss)          (484,385)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (3,339,408,185)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      471,673,969
============================================================
                                             $ 2,361,043,517
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $ 1,844,930,443
____________________________________________________________
============================================================
Class B                                      $   434,572,230
____________________________________________________________
============================================================
Class C                                      $    78,330,084
____________________________________________________________
============================================================
Class R                                      $     1,448,080
____________________________________________________________
============================================================
Institutional Class                          $     1,762,680
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          153,486,063
____________________________________________________________
============================================================
Class B                                           39,386,838
____________________________________________________________
============================================================
Class C                                            7,092,782
____________________________________________________________
============================================================
Class R                                              121,135
____________________________________________________________
============================================================
Institutional Class                                  138,489
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         12.02
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $12.02 divided by
       94.50%)                               $         12.72
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $         11.03
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $         11.04
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                   $         11.95
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $         12.73
____________________________________________________________
============================================================

* At October 31, 2004, securities with an aggregate market value of $39,055,836 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $168,938)        $  18,735,081
---------------------------------------------------------------------------
Dividends from affiliated money market funds (including
  security lending income of $91,112)*                              336,832
===========================================================================
    Total investment income                                      19,071,913
===========================================================================

EXPENSES:

Advisory fees                                                    17,028,857
---------------------------------------------------------------------------
Administrative services fees                                        533,540
---------------------------------------------------------------------------
Custodian fees                                                      272,422
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         6,122,534
---------------------------------------------------------------------------
  Class B                                                         5,114,549
---------------------------------------------------------------------------
  Class C                                                           873,155
---------------------------------------------------------------------------
  Class R                                                             5,355
---------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and R                        9,316,175
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            1,931
---------------------------------------------------------------------------
Trustees' fees and retirement benefits                               61,515
---------------------------------------------------------------------------
Other                                                             1,785,513
===========================================================================
    Total expenses                                               41,115,546
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (276,057)
===========================================================================
    Net expenses                                                 40,839,489
===========================================================================
Net investment income (loss)                                    (21,767,576)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         236,255,290
---------------------------------------------------------------------------
  Foreign currencies                                                     24
===========================================================================
                                                                236,255,314
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (114,844,681)
---------------------------------------------------------------------------
  Foreign currencies                                                     (7)
---------------------------------------------------------------------------
  Option contracts written                                           23,540
===========================================================================
                                                               (114,821,148)
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              121,434,166
===========================================================================
Net increase in net assets resulting from operations          $  99,666,590
___________________________________________________________________________
===========================================================================

* Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (21,767,576)   $  (22,244,366)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and options contracts                     236,255,314      (152,819,227)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   (114,821,148)      703,701,978
==============================================================================================
    Net increase in net assets resulting from operations          99,666,590       528,638,385
==============================================================================================
Share transactions-net:
  Class A                                                       (395,056,301)     (354,029,189)
----------------------------------------------------------------------------------------------
  Class B                                                       (138,803,397)      (78,758,321)
----------------------------------------------------------------------------------------------
  Class C                                                        (15,793,039)      (11,803,823)
----------------------------------------------------------------------------------------------
  Class R                                                          1,126,374           190,176
----------------------------------------------------------------------------------------------
  Institutional Class                                               (547,138)          (83,682)
==============================================================================================
  Net increase (decrease) in net assets resulting from share
    transactions                                                (549,073,501)     (444,484,839)
==============================================================================================
  Net increase (decrease) in net assets                         (449,406,911)       84,153,546
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,810,450,428     2,726,296,882
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(484,385) and $(462,775), respectively)        $2,361,043,517    $2,810,450,428
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. For the year ended October 31, 2004, AIM waived fees of $5,987. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    For the year ended October 31, 2004, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to assume $227,266 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2004, AIM was paid $533,540 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the year ended October 31, 2004, the Fund paid AISI $9,316,175 for Class A, Class B, Class C and Class R shares and $1,931 for Institutional Class shares. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to selected dealers and financial institutions who furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2004, the Class A, Class B, Class C and Class R shares paid $6,122,534, $5,114,549, $873,155 and $5,355, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2004, AIM Distributors advised the Fund that it retained $252,306 in front-end sales commissions from the sale of Class A shares and $1,900, $55,846, $6,948 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIM Capital, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended October 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                   MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                 10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $36,428,079     $  401,226,654    $  (431,108,648)       $   --        $ 6,546,085     $124,213        $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             36,428,079        401,226,654       (431,108,648)           --          6,546,085      121,507            --
==================================================================================================================================
  Subtotal         $72,856,158     $  802,453,308    $  (862,217,296)       $   --        $13,092,170     $245,720        $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                   MARKET VALUE      PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                 10/31/03         AT COST          FROM SALES       (DEPRECIATION)      10/31/04       INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $38,996,800     $  574,759,331    $  (613,756,131)       $   --        $        --     $ 79,923        $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class                     --        125,196,850        (84,244,000)           --         40,952,850     $ 11,189            --
==================================================================================================================================
  Subtotal         $38,996,800     $  699,956,181    $  (698,000,131)       $   --        $40,952,850     $ 91,112        $   --
==================================================================================================================================
  Total            $111,852,958    $1,502,409,489    $(1,560,217,427)       $   --        $54,045,020     $336,832        $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures each transaction is effected at the current market price. Pursuant to these procedures, during the year ended October 31, 2004, the Fund engaged in purchases and sales of securities of $79,267,272 and $21,738,445, respectively.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended October 31, 2004, the Fund received credits in transfer agency fees of $42,804 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $42,804.

NOTE 6--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended October 31, 2004, the Fund paid legal fees of $13,966 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended October 31, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At October 31, 2004, securities with an aggregate value of $39,055,836 were on loan to brokers. The loans were secured by cash collateral of $40,952,850 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $91,112 for securities lending transactions.

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of year                                                  --      $     --
-----------------------------------------------------------------------------------
Written                                                         3,000       421,040
===================================================================================
End of year                                                     3,000      $421,040
___________________________________________________________________________________
===================================================================================

                                             OPEN OPTIONS WRITTEN AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             OCTOBER 31, 2004
                                              CONTRACT    STRIKE    NUMBER OF    PREMIUMS         MARKET          UNREALIZED
                   CALLS                       MONTH      PRICE     CONTRACTS    RECEIVED         VALUE          APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.                              Nov-04     $40.0       3,000      $421,040        $397,500          $23,540
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2004 and 2003.

TAX COMPONENTS OF NET ASSETS:

As of October 31, 2004, the components of net assets on a tax basis were as follows:

                                                                   2004
-----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $   450,268,418
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (484,385)
-----------------------------------------------------------------------------
Capital loss carryforward                                      (3,318,002,634)
-----------------------------------------------------------------------------
Shares of beneficial interest                                   5,229,262,118
=============================================================================
Total net assets                                              $ 2,361,043,517
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses on certain straddles. The tax-basis unrealized appreciation on investments amount includes appreciation on option contracts of $23,539.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $200,737,719 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                       CARRYFORWARD
------------------------------------------------------------------------------
October 31, 2009                                                $2,358,363,619
------------------------------------------------------------------------------
October 31, 2010                                                   763,027,747
------------------------------------------------------------------------------
October 31, 2011                                                   196,611,268
==============================================================================
Total capital loss carryforward                                 $3,318,002,634
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2004 was $1,931,481,698 and $2,445,456,487, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $466,806,274
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (16,561,395)
==============================================================================
Net unrealized appreciation of investment securities             $450,244,879
______________________________________________________________________________
==============================================================================


Cost of investments for tax purposes is $1,923,283,729.

NOTE 12--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2004, undistributed net investment income increased by $21,745,966, undistributed net realized gain
(loss) was decreased by $25 and shares of beneficial interest decreased by $21,745,941. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING(A)
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2004                            2003
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,161,430    $  74,474,713     10,192,956    $ 102,256,843
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,836,554       31,535,843      5,051,931       47,044,808
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,109,204       12,390,482      1,715,252       15,941,057
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         139,257        1,669,192         23,136          234,973
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              13,498          172,948         16,638          177,847
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       4,502,782       54,704,748      1,369,192       14,331,798
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,888,349)     (54,704,748)    (1,477,850)     (14,331,798)
==========================================================================================================================
Reacquired:
  Class A                                                     (43,655,916)    (524,235,762)   (47,251,093)    (470,617,830)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,449,964)    (115,634,492)   (12,154,199)    (111,471,331)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,535,106)     (28,183,521)    (2,990,841)     (27,744,880)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (45,049)        (542,818)        (4,184)         (44,797)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (56,324)        (720,086)       (25,361)        (261,529)
==========================================================================================================================
                                                              (46,867,983)   $(549,073,501)   (45,534,423)   $(444,484,839)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 17% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                       ---------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                       ---------------------------------------------------------------------
                                                          2004             2003          2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    11.59       $     9.47    $    12.65    $    28.16    $    28.31
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.08)(a)        (0.07)        (0.07)(a)      (0.10)       (0.14)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.51             2.19         (3.11)       (11.87)         3.18
============================================================================================================================
    Total from investment operations                         0.43             2.12         (3.18)       (11.97)         3.04
============================================================================================================================
Less distributions from net realized gains                     --               --            --         (3.54)        (3.19)
============================================================================================================================
Net asset value, end of period                         $    12.02       $    11.59    $     9.47    $    12.65    $    28.16
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                              3.71%           22.39%       (25.14)%      (47.38)%       10.61%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $1,844,930       $2,160,823    $2,104,660    $4,001,552    $8,948,781
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.39%(c)         1.47%         1.33%         1.21%         1.03%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.40%(c)         1.47%         1.33%         1.22%         1.07%
============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.67)%(c)       (0.68)%       (0.64)%       (0.56)%       (0.45)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                        74%             111%          217%          240%          145%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,040,844,523.

                                                                                     CLASS B
                                                       -------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                       -------------------------------------------------------------------
                                                         2004             2003          2002          2001         2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  10.71         $   8.82      $  11.86      $  26.82    $    27.29
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.15)(a)        (0.14)        (0.15)(a)     (0.21)        (0.36)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            0.47             2.03         (2.89)       (11.21)         3.08
==========================================================================================================================
    Total from investment operations                       0.32             1.89         (3.04)       (11.42)         2.72
==========================================================================================================================
Less distributions from net realized gains                   --               --            --         (3.54)        (3.19)
==========================================================================================================================
Net asset value, end of period                         $  11.03         $  10.71      $   8.82      $  11.86    $    26.82
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                            2.99%           21.43%       (25.63)%      (47.75)%        9.76%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $434,572         $555,779      $533,224      $922,476    $1,927,514
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           2.09%(c)         2.17%         2.04%         1.92%         1.78%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.10%(c)         2.17%         2.04%         1.93%         1.82%
==========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.37)%(c)       (1.38)%       (1.34)%       (1.27)%       (1.20)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                      74%             111%          217%          240%          145%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $511,454,890.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                               2004          2003       2002        2001        2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.72       $  8.83    $ 11.87    $  26.85    $  27.30
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(a)     (0.14)     (0.15)(a)    (0.21)     (0.36)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.47          2.03      (2.89)     (11.23)       3.10
======================================================================================================================
    Total from investment operations                             0.32          1.89      (3.04)     (11.44)       2.74
======================================================================================================================
Less distributions from net realized gains                         --            --         --       (3.54)      (3.19)
======================================================================================================================
Net asset value, end of period                                $ 11.04       $ 10.72    $  8.83    $  11.87    $  26.85
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  2.99%        21.40%    (25.61)%    (47.77)%      9.83%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $78,330       $91,325    $86,455    $150,604    $301,590
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.09%(c)      2.17%      2.04%       1.92%       1.78%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.10%(c)      2.17%      2.04%       1.93%       1.82%
======================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.37)%(c)    (1.38)%    (1.34)%     (1.27)%     (1.20)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            74%          111%       217%        240%        145%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $87,315,520.

                                                                             CLASS R
                                                              --------------------------------------
                                                                                       JUNE 3, 2002
                                                                   YEAR ENDED           (DATE SALES
                                                                   OCTOBER 31,         COMMENCED) TO
                                                              ---------------------     OCTOBER 31,
                                                                2004          2003         2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.56       $ 9.47       $ 11.36
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(a)    (0.06)        (0.03)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.49         2.15         (1.86)
====================================================================================================
    Total from investment operations                              0.39         2.09         (1.89)
====================================================================================================
Net asset value, end of period                                $  11.95       $11.56       $  9.47
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                   3.37%       22.07%       (16.64)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  1,448       $  311       $    76
====================================================================================================
Ratio of expenses to average net assets                           1.59%(c)(d)   1.67%        1.53%(e)
====================================================================================================
Ratio of net investment income (loss) to average net assets      (0.87)%(c)   (0.88)%       (0.84)%(e)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate                                             74%         111%          217%
____________________________________________________________________________________________________
====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,071,094.
(d) After fee waivers and/or expense reimbursements. Ratio of expense to average net asset prior to fee waivers and/or expense reimbursements is 1.60%.
(e)  Annualized.

                                                                             INSTITUTIONAL CLASS
                                                              --------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------
                                                               2004         2003      2002      2001      2000
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $12.20       $ 9.91    $13.16    $29.00    $ 28.96
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.01)(a)     0.00     (0.01)(a)  (0.01)    (0.06)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.54         2.29     (3.24)   (12.29)      3.29
================================================================================================================
    Total from investment operations                            0.53         2.29     (3.25)   (12.30)      3.23
================================================================================================================
Less distributions from net realized gains                        --           --        --     (3.54)     (3.19)
================================================================================================================
Net asset value, end of period                                $12.73       $12.20    $ 9.91    $13.16    $ 29.00
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                 4.34%       23.11%   (24.70)%  (47.11)%    11.07%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,763       $2,213    $1,883    $7,667    $18,634
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.84%(c)     0.78%     0.82%     0.69%      0.64%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             0.85%(c)     0.78%     0.82%     0.70%      0.68%
================================================================================================================
Ratio of net investment income (loss) to average net assets   (0.12)%(c)     0.01%    (0.12)%   (0.04)%    (0.04)%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                           74%         111%      217%      240%       145%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $1,931,035.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), the Colorado Division of Securities ("CODS") and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

  On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI has been paid.

  The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

  Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

  None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

    Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

  In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

  On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

  On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

  As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

  At the request of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

    The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

    IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

    AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

    All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

    Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

    Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                                     PART C
                                OTHER INFORMATION



Item 23.                   Exhibits


a   (1)           -        (a) Amended and Restated Agreement and Declaration of
                           Trust of Registrant, dated May 15, 2002.(18)

                  - (b) Amendment No. 1, dated June 11, 2002, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(19)

                  - (c) Amendment No. 2, dated February 6, 2003, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002, as amended June 11, 2002.(21)

                  - (d) Amendment No. 3, dated May 14, 2003, to the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002.(23)

                  - (e) Amendment No. 4, dated June 11, 2003, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(24)

                  - (f) Amendment No. 5, dated December 10, 2003, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(24)

                  - (g) Amendment No. 6, dated September 14, 2004, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002. (26)

                  - (h) Amendment No. 7, dated December 2, 2004, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002. (27)


b   (1)           -        (a) Amended and Restated By-Laws of Registrant,
                           adopted effective May 15, 2002.(18)



                  - (b) First Amendment adopted effective November 6, 2003, to the Amended and Restated By-Laws of Registrant, adopted effective May 15, 2002.(25)



                  - (c) Second Amendment adopted effective September 15, 2004, to the Amended and Restated By-Laws of Registrant, adopted effective May 15, 2002.(26)


c                 -        Articles II, VI, VII, VIII and IX of the Amended and
                           Restated Agreement Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated
                           By-Laws define rights of holders of shares.

d   (1)           -        (a) Master Investment Advisory Agreement, dated June
                           21, 2000, between Registrant and A I M Advisors,
                           Inc.(13)

                  - (b) Amendment No. 1, dated December 28, 2001, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(17)

                  - (c) Amendment No. 2, dated August 29, 2002, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(21)

                  - (d) Amendment No. 3, dated May 2, 2003, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(23)

                  - (e) Amendment No. 4, dated July 1, 2004, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(26)

                  - (f) Amendment No. 5, dated September 15, 2004, to Master Investment Advisory Agreement, dated June 21, 2000, between Registrant and A I M Advisors, Inc.(26)

    (2)           -        Master Sub-Advisory Agreement, dated June 21, 2000,
                           between A I M Advisors, Inc. and A I M Capital
                           Management, Inc.(13)

    (3)           -        Amended and Restated Sub-Advisory Agreement, dated
                           July 1, 2004, between A I M Advisors, Inc. and H.S.
                           Dent Advisors, Inc.(27)

e   (1)           -        (a) Amended and Restated Master Distribution
                           Agreement, dated as of August 18, 2003, between Registrant (all classes of shares except Class B
                           Shares) and A I M Distributors, Inc.(24)

                  - (b) Amendment No. 1 to the Amended and Restated Master Distribution Agreement, dated as of October 29, 2003, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(24)

                  - (c) Amendment No. 2 to the Amended and Restated Master Distribution Agreement, dated as of November 4, 2003, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(24)

                  - (d) Amendment No. 3 to the Amended and Restated Master Distribution Agreement, dated as of November 20, 2003, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(24)

                  - (e) Amendment No. 4 to the Amended and Restated Master Distribution Agreement, dated as of November 24, 2003, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(24)

                  - (f) Amendment No. 5 to the Amended and Restated Master Distribution Agreement, dated as of November 25, 2003, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(24)

                  - (g) Amendment No. 6 to the Amended and Restated Master Distribution Agreement, dated as of January 6, 2004, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(26)

                  - (h) Amendment No. 7 to the Amended and Restated Master Distribution Agreement dated as of March 31, 2004, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(26)

                  - (i) Amendment No. 8 to the Amended and Restated Master Distribution Agreement, dated as of April 30, 2004, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(26)

                  - (j) Amendment No. 9 to the Amended and Restated Master Distribution Agreement, dated as of September 14, 2004, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(26)

                  - (k) Amendment No. 10 to the Amended and Restated Master Distribution Agreement, dated as of September 15, 2004, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(27)



                  - (l) Amendment No. 11 to the Amended and Restated Master Distribution Agreement, dated as of October 15, 2004, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(27)


                  - (m) Amendment No. 12 to the Amended and Restated Master Distribution Agreement, dated as of November 30, 2004, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(27)


                  - (n) Amendment No. 13 to the Amended and Restated Master Distribution Agreement, dated as of December 30, 2004, between Registrant (all classes of shares except Class B Shares) and A I M Distributors, Inc.(28)


    (2)           -        (a) Amended and Restated Master Distribution
                           Agreement, dated as of August 18, 2003, between Registrant (Class B Shares) and A I M Distributors,
                           Inc.(24)

                  - (b) Amendment No. 1 to the Amended and Restated Master Distribution Agreement, dated as of October 1, 2003, between Registrant (Class B Shares) and A I M Distributors, Inc.(24)

                  - (c) Amendment No. 2 to the Amended and Restated Master Distribution Agreement, dated as of October 29, 2003, between Registrant (Class B Shares) and A I M Distributors, Inc.(24)

                  - (d) Amendment No. 3 to the Amended and Restated Master Distribution Agreement, dated as of November 3, 2003, between Registrant (Class B Shares) and
                           A I M Distributors, Inc.(24)

                  - (e) Amendment No. 4 to the Amended and Restated Master Distribution Agreement, dated as of November 4, 2003, between Registrant (Class B Shares) and
                           A I M Distributors, Inc.(24)

                  - (f) Amendment No. 5 to the Amended and Restated Master Distribution Agreement, dated as of November 20, 2003, between Registrant (Class B Shares) and
                           A I M Distributors, Inc.(24)

                  - (g) Amendment No. 6 to the Amended and Restated Master Distribution Agreement, dated as of November 24, 2003, between Registrant (Class B Shares) and
                           A I M Distributors, Inc.(24)

                  - (h) Amendment No. 7 to the Amended and Restated Master Distribution Agreement, dated as of November 25, 2003, between Registrant (Class B Shares) and
                           A I M Distributors, Inc.(24)

                  - (i) Amendment No. 8 to the Amended and Restated Master Distribution Agreement, dated as of March 31, 2004, between Registrant (Class B Shares) and A I M Distributors, Inc.(26)





                  - (j) Amendment No. 9 to the Amended and Restated Master Distribution

                           Agreement, dated as of April 30, 2004, between Registrant (Class B Shares) and A I M Distributors, Inc.(26)


                  - (k) Amendment No. 10 to the Amended and Restated Master Distribution Agreement, dated as of September 15, 2004, between Registrant (Class B Shares) and
                           A I M Distributors, Inc.(26)

                  - (l) Amendment No. 11 to the Amended and Restated Master Distribution Agreement, dated as of October 15, 2004, between Registrant (Class B Shares) and A I M Distributors, Inc.(27)


                  - (m) Amendment No. 12 to the Amended and Restated Master Distribution Agreement, dated as of December 30, 2004, between Registrant (Class B Shares) and
                           A I M Distributors, Inc.(28)


    (3)           -        Form of Selected Dealer Agreement between A I M
                           Distributors, Inc. and selected dealers.(14)

    (4)           -        Form of Bank Selling Group Agreement between A I M
                           Distributors, Inc. and banks.(6)


f   (1)           -        Form of AIM Funds Retirement Plan for Eligible
                           Directors/Trustees, as restated October 1, 2001.(16)


    (2)           -        Form of AIM Funds Director Deferred Compensation
                           Agreement as amended March 7, 2000, September 28,
                           2001, and September 26, 2002.(21)

g   (1)           -        (a) Master Custodian Contract, dated May 1, 2000,
                           between Registrant and State Street Bank and Trust
                           Company.(13)

                  - (b) Amendment, dated May 1, 2000 to the Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(13)

                  - (c) Amendment, dated June 29, 2001, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(16)

                  - (d) Amendment, dated April 2, 2002, to the Custodian Contract dated May 1, 2002 between Registrant and State Street Bank and Trust Company.(18)

                  - (e) Amendment, dated September 8, 2004, to the Custodian Contract dated May 1, 2002 between Registrant and State Street Bank and Trust Company.
                           (27)

    (2)           -        (a) Subcustodian Agreement, dated September 9, 1994,
                           between Registrant, Texas Commerce Bank National
                           Association, State Street Bank and Trust Company and
                           A I M Fund Services, Inc. (now known as AIM
                           Investment Services, Inc.)(2)

                  - (b) Amendment No. 1, dated October 2, 1998, to Subcustodian Agreement between Registrant, Chase Bank of Texas, N.A. (formerly Texas Commerce Bank), State Street and Trust Company and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.)(10)


                  - (c) Amendment No. 2, dated March 15, 2002, to the Subcustodian Agreement, dated September 9, 1994, as amended October 2, 1998 among JPMorgan Chase Bank (formerly known as Chase Bank of Texas, N.A.), State Street Bank and Trust Company and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.)(22)


    (3)           -        Subcustodian Agreement, dated January 20, 1993,
                           between State Street Bank and Trust Company and The
                           Bank of New York.(24)

    (4)           -        Foreign Assets Delegation Agreement, dated May 31,
                           2002, between A I M Advisors, Inc. and
                           Registrant.(16)

h   (1)           -        Transfer Agency and Service Agreement, dated July 1,
                           2004, between Registrant and AIM Investment Services,
                           Inc.(26)

    (2)           -        Shareholder Sub-Accounting Services Agreement between
                           Registrant, First Data Investor Services Group
                           (formerly The Shareholder Services Group, Inc.),
                           Financial Data Services Inc. and Merrill Lynch,
                           Pierce, Fenner & Smith Inc., dated October 1,
                           1993.(1)

    (3)           -        (a) Amended and Restated Master Administrative
                           Services Agreement, dated July 1, 2004, between
                           Registrant and A I M Advisors, Inc.(27)

                  - (b) Amendment No. 1 dated September 15, 2004, to the Amended and Restated Master Administrative Services Agreement dated July 1, 2004, between Registrant and AIM Advisors, Inc.(27)


                  - (c) Amendment No. 2 dated December 2, 2004, to the Amended and Restated Master Administrative Services Agreement dated July 1, 2004, between Registrant and AIM Advisors, Inc.(27)



    (4)           -        Memorandum of Agreement, regarding securities
                           lending, dated October 29, 2003, between Registrant, on behalf of all Funds, and A I M Advisors, Inc.(26)



    (5)           -        Memorandum of Agreement, dated January 1, 2005,
                           between Registrant, on behalf of AIM Diversified
                           Dividend Fund, and A I M Advisors, Inc.(28)



    (6)           -        Memorandum of Agreement, dated January 1, 2005,
                           between Registrant, on behalf of each Funds'
                           Institutional Classes, and A I M Investment Services,
                           Inc.(28)



    (7)           -        Memorandum of Agreement, dated January 1, 2005,
                           between Registrant, on behalf of AIM Blue Chip Fund,
                           AIM Charter Fund, AIM Constellation Fund, AIM Dent
                           Demographic Trends Fund, AIM Emerging Growth Fund,
                           AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund, and A I M Advisors, Inc.(28)



    (8)           -        Second Amended and Restated Interfund Loan Agreement,
                           dated April 30, 2004, between Registrant and A I M
                           Advisors, Inc.(28)



    (9)           -        Expense Reimbursement Agreement Related to DST
                           Transfer Agent System Conversion dated June 30,
                           2003.(25)


i                 -        None.


j   (1)           -        Consent of Ballard Spahr Andrews & Ingersoll LLP.(28)



    (2)           -        Consent of Ernst & Young LLP.(28)
k                 -        Omitted Financial Statements - None.


l   (1)           -        Agreement concerning initial capitalization of
                           Registrant's AIM Large Cap Growth Fund, dated
                           February 26, 1999.(7)



    (2)           -        Agreement concerning initial capitalization of
                           Registrant's AIM Dent Demographic Trends Fund, dated
                           June 4, 1999.(9)



    (3)           -        Agreement concerning initial capitalization of
                           Registrant's AIM Large Cap Basic Value Fund, dated
                           June 29, 1999.(9)



    (4)           -        Agreement concerning initial capitalization of
                           Registrant's AIM Mid Cap Growth Fund, dated November
                           1, 1999.(10)



    (5)           -        Agreement concerning initial capitalization of
                           Registrant's AIM Emerging Growth Fund, dated March
                           30, 2001.(13)



    (6)           -        Agreement concerning initial capitalization of
                           Registrant's AIM Core Strategies Fund and AIM Large
                           Cap Core Equity Fund, dated December 28, 2001.(17)



    (7)           -        Agreement concerning initial capitalization of
                           Registrant's AIM Basic Value II Fund and AIM U.S.
                           Growth Fund, dated August 28, 2002.(21)



    (8)           -        Agreement concerning initial capitalization of
                           Registrant's AIM Growth and Income Fund, dated June
                           29, 1999.(27)


m   (1)           -        (a) Amended and Restated Master Distribution Plan
                           dated as of August 18, 2003, between Registrant
                           (Class A Shares) and A I M Distributors, Inc.(24)

                  - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(24)

                  - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(24)

                  - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(24)

                  - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(24)

                  - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(24)


                  - (g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(26)

                  - (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(26)

                  - (i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(27)

                  - (j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(27)


                  - (k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(28)



                  - (l) Amendment No. 11, dated January 1, 2005, to the Amended and Restated Master Distribution Plan between Registrant (Class A Shares) and A I M Distributors, Inc.(28)


    (2)           -        (a) Amended and Restated Master Distribution Plan
                           dated as of August 18, 2003, between Registrant
                           (Class B Shares) and A I M Distributors, Inc.(24)

                  - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(24)

                  - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(24)

                  - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(24)

                  - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(24)

                  - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(24)

                  - (g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(26)

                  - (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(26)

                  - (i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(27)

                  - (j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(27)


                  - (k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class B Shares) and A I M Distributors, Inc.(28)


    (3)           -        (a) Amended and Restated Master Distribution Plan
                           dated as of August 18, 2003, between Registrant
                           (Class C Shares) and A I M Distributors, Inc.(24)

                  - (b) Amendment No. 1, dated October 29, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(24)

                  - (c) Amendment No. 2, dated November 4, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.( 24)

                  - (d) Amendment No. 3, dated November 20, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.( 24)

                  - (e) Amendment No. 4, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.( 24)

                  - (f) Amendment No. 5, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.( 24)

                  - (g) Amendment No. 6, dated March 31, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(26)

                  - (h) Amendment No. 7, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(26)

                  - (i) Amendment No. 8, dated September 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(27)

                  - (j) Amendment No. 9, dated October 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(27)


                  - (k) Amendment No. 10, dated December 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class C Shares) and A I M Distributors, Inc.(28)



    (4)           -        (a) Amended and Restated Master Distribution Plan
                           dated as of August 18, 2003, between Registrant
                           (Class R Shares) and A I M Distributors, Inc.( 24)


                  - (b) Amendment No. 1, dated November 4, 2003, to the Amended and

                           Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.( 24)

                  - (c) Amendment No. 2, dated November 24, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.( 24)

                  - (d) Amendment No. 3, dated November 25, 2003, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.(24)

                  - (e) Amendment No. 4, dated April 30, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.(26)

                  - (f) Amendment No. 5, dated September 14, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.(27)

                  - (g) Amendment No. 6, dated October 15, 2004, to the Amended and Restated Master Distribution Plan between Registrant (Class R Shares) and A I M Distributors, Inc.(27)

    (5)           -        (a) Amended and Restated Master Distribution Plan
                           (Compensation) between Registrant (Investor Class
                           Shares) and A I M Distributors, Inc., effective July
                           1, 2004.(26)

                  - (b) Amendment No. 1, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Compensation) between Registrant (Investor Class Shares) and A I M Distributors, Inc., effective July 1, 2004.(27)

                  - (c) Amendment No. 2, dated November 30, 2004, to the Amended and Restated Master Distribution Plan (Compensation) between Registrant (Investor Class Shares) and A I M Distributors, Inc., effective July 1, 2004.(27)

    (6)           -        (a) Amended and Restated Master Distribution Plan
                           (Reimbursement) between Registrant (Investor Class
                           Shares) and A I M Distributors, Inc., effective July
                           1, 2004.(26)

                  - (b) Amendment No. 1, dated October 15, 2004, to the Amended and Restated Master Distribution Plan (Reimbursement) between Registrant (Investor Class Shares) and A I M Distributors, Inc., effective October 15, 2004.(27)

    (7)           -        Form of Master Related Agreement to Amended and
                           Restated Master Distribution Plan (Class A
                           Shares).(24)

    (8)           -        Form of Master Related Agreement to Amended and
                           Restated Master Distribution Plan (Class C
                           Shares).(24)

    (9)           -        Form of Master Related Agreement to Amended and
                           Restated Master Distribution Plan (Class R
                           Shares).(24)

    (10)          -        Form of Master Related Agreement to Amended and
                           Restated Master Distribution Plan (Compensation)
                           (Investor Class Shares).(26)

    (11)          -        Form of Master Related Agreement to Amended and
                           Restated Master Distribution Plan (Reimbursement)
                           (Investor Class Shares).(26)

n                 -        Fifth Amended and Restated Multiple Class Plan of The
                           AIM Family of Funds(R), effective December 12, 2001
                           as amended and restated May 12, 2004.(26)


o                 -        Reserved.



p   (1)           -        The A I M Management Group Code of Ethics, adopted
                           May 1, 1981, as last approved December 2, 2004 to be effective January 1, 2005, relating to A I M
                           Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(28)


    (2)           -        AIM Funds Code of Ethics of the Registrant, effective
                           September 23, 2000.(14)

    (3)           -        H. S. Dent Advisors, Inc.- Code of Ethics, dated May
                           1, 1999, on behalf of AIM Dent Demographic Trends
                           Fund of Registrant.(19)


q                 -        Powers of Attorney for Messrs. Baker, Bayley, Bunch,
                           Crockett, Dowden, Dunn, Fields, Frischling, Graham,
                           Lewis, Pennock, and Williamson and Drs. Mathai-Davis and Soll and Miss. Quigley.(27)


     (1) Incorporated herein by reference to PEA No. 40, filed on February 26, 1992.

     (2) Incorporated herein by reference to PEA No. 44, filed on February 24, 1995.

     (3) Incorporated herein by reference to PEA No. 47, filed on December 29, 1995.

     (4) Incorporated herein by reference to PEA No. 53, filed on October 8, 1997.

     (5) Incorporated herein by reference to PEA No. 54, filed on February 27, 1998.

     (6) Incorporated herein by reference to PEA No. 55, filed on December 11, 1998.

     (7) Incorporated herein by reference to PEA No. 56, filed on February 23, 1999.

     (8)          Incorporated herein by reference to PEA No. 57, filed on March
                  24, 1999.

     (9)          Incorporated herein by reference to PEA No. 60, filed on July
                  15, 1999.

     (10) Incorporated herein by reference to PEA No. 62, filed on January 6, 2000.

     (11)         Incorporated herein by reference to PEA No. 64, filed on March
                  27, 2000.

     (12)         Incorporated herein by reference to PEA No. 65, filed on May
                  25, 2000.

     (13) Incorporated herein by reference to PEA No. 67, filed on February 23, 2001.

     (14) Incorporated herein by reference to PEA No. 68, filed on October 12, 2001.

     (15) Incorporated herein by reference to PEA No. 69, filed on December 14, 2001.

     (16) Incorporated herein by reference to PEA No. 70, filed on December 28, 2001.

     (17)         Incorporated herein by reference to PEA No. 71, filed on April
                  26, 2002.

     (18)         Incorporated herein by reference to PEA No. 72, filed on May
                  22, 2002.

     (19)         Incorporated herein by reference to PEA No. 73, filed on June
                  13, 2002.

     (20) Incorporated herein by reference to PEA No. 74, filed on August 28, 2002.

     (21) Incorporated herein by reference to PEA No. 75, filed on February 24, 2003.

     (22)         Incorporated herein by reference to PEA No. 76, filed on March
                  3, 2003.

     (23)         Incorporated herein by reference to PEA No. 77, filed on July
                  7, 2003.

     (24) Incorporated herein by reference to PEA No. 78, filed on February 24, 2003.

     (25)         Incorporated herein by reference to PEA No. 79, filed on March
                  1, 2004.

     (26) Incorporated herein by reference to PEA No. 80, filed on September 29, 2004.


     (27) Incorporated herein by reference to PEA No. 81, filed on December 23, 2004.



     (28)         Filed herewith electronically.



Item 24.          Persons Controlled by or Under Common Control With the Fund


                  None.

Item 25.          Indemnification


                  The Registrant's Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard to duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable solely by reason of being or having been shareholders of the Registrant or any portfolio or class and not because of their acts or omissions or for some other reason.

                  A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund & Investment Advisory Professional and Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $55,000,000 limit of liability (an additional $10,000,000 coverage applies to independent directors/trustees only).

                  Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

                  Section 10 of the Sub-Advisory Agreement between AIM and A I M Capital Management Inc. and Section 11 of the Sub-Advisory Agreement between AIM and H.S. Dent Advisors, Inc., (collectively, the "Sub-Advisory Agreements") provide that the Sub-advisors shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Agreements relate except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisors in the performance by the Sub-advisors of their duties or from reckless disregard by the Sub-advisors of their obligations and duties under the Sub-Advisory Agreements.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.


Item 26.          Business and Other Connections of Investment Advisor


                  The only employment of a substantial nature of AIM's directors and officers is with AIM and its affiliated companies. For information as to the business profession, vocation or employment of a substantial nature of each of the officers and directors of H.S. Dent Advisors, Inc. reference is made to Form ADV filed under the Investment Advisers Act of 1940 by H.S. Dent Advisors, Inc. herein incorporated by reference. Reference is also made to the caption "Fund Management - The Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.


Item 27.          Principal Underwriters


(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                  AIM Combination Stock & Bond Funds
                  AIM Counselor Series Trust
                  AIM Floating Rate Fund
                  AIM Funds Group
                  AIM Growth Series
                  AIM International Mutual Funds
                  AIM Investment Funds
                  AIM Investment Securities Funds
                  AIM Sector Funds
                  AIM Special Opportunities Funds
                  AIM Stock Funds
                  AIM Summit Fund
                  AIM Tax-Exempt Funds


                  AIM Treasurer's Series Trust


                  AIM Variable Insurance Funds

(b) Name and Principal               Position and Offices with               Positions and Offices
Business Address*                           Underwriter                           with Registrant
----------------------                      -----------                           ---------------
Gene L. Needles                  Chairman, Director, President & Chief       None
                                 Executive Officer

Mark H. Williamson               Director                                    Trustee & Executive Vice
                                                                             President

John S. Cooper                   Executive Vice President                    None
James L. Salners                 Executive Vice President                    None

James E. Stueve                  Executive Vice President                    None

Michael A. Bredlau               Senior Vice President                       None

Kevin M. Carome                  Senior Vice President                       Senior Vice President,
                                                                             Chief Legal Officer
                                                                             and Secretary

Glenda A. Dayton                 Senior Vice President                       None

Lawrence E. Manierre             Senior Vice President                       None

Ivy B. McLemore                  Senior Vice President                       None

David J. Nardecchia              Senior Vice President                       None

Margaret A. Vinson               Senior Vice President                       None

William J. Wendel                Senior Vice President                       None

Gary K. Wendler                  Senior Vice President                       None

Scott B. Widder                  Senior Vice President                       None

Dawn M. Hawley                   Vice President & Treasurer                  None

Ofelia M. Mayo                   Vice President, General Counsel             Assistant Secretary
                                 & Assistant Secretary

Rebecca Starling-Klatt           Chief Compliance Officer, Anti-Money        Anti-Money Laundering
                                 Laundering Compliance Officer and           Compliance Officer
                                 Assistant Vice President

Kathleen J. Pflueger             Secretary                                   Assistant Secretary


------------------------
*                 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


(c)               None.

Item 28.          Location of Accounts and Records



                  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.



Item 29.          Management Services


                  None.


Item 30.          Undertakings


                  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 25th day of February, 2005.

                                       REGISTRANT:   AIM EQUITY FUNDS

                                               By:   /s/ROBERT H. GRAHAM
                                                  --------------------------
                                                Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----

              /s/ Robert H. Graham                               Trustee & President                February 25, 2005
         -----------------------------------                (Principal Executive Officer)
              (Robert H. Graham)

              /s/ Bob R. Baker*                                        Trustee                      February 25, 2005
         -----------------------------------
                 (Bob R. Baker)

              /s/ Frank S. Bayley*                                     Trustee                      February 25, 2005
         -----------------------------------
                (Frank S. Bayley)

              /s/ James T. Bunch*                                      Trustee                      February 25, 2005
         -----------------------------------
                (James T. Bunch)

              /s/ Bruce L. Crockett*                               Chair & Trustee                  February 25, 2005
         -----------------------------------
               (Bruce L. Crockett)

              /s/ Albert R. Dowden*                                    Trustee                      February 25, 2005
         -----------------------------------
               (Albert R. Dowden)

              /s/ Edward K. Dunn, Jr.*                                 Trustee                      February 25, 2005
         -----------------------------------
              (Edward K. Dunn, Jr.)

              /s/ Jack M. Fields*                                      Trustee                      February 25, 2005
         -----------------------------------
                (Jack M. Fields)

              /s/ Carl Frischling*                                     Trustee                      February 25, 2005
         -----------------------------------
                (Carl Frischling)

              /s/ Gerald J. Lewis*                                     Trustee                      February 25, 2005
         -----------------------------------
                (Gerald J. Lewis)

              /s/ Prema Mathai-Davis*                                  Trustee                      February 25, 2005
         -----------------------------------
              (Prema Mathai-Davis)

              /s/ Lewis F. Pennock*                                    Trustee                      February 25, 2005
         -----------------------------------
               (Lewis F. Pennock)

              /s/ Ruth H. Quigley*                                     Trustee                      February 25, 2005
         -----------------------------------
               (Ruth H. Quigley)


              /s/ Larry Soll*                                          Trustee                      February 25, 2005
         -----------------------------------
                  (Larry Soll)

              /s/ Mark H. Williamson*                                 Trustee &                     February 25, 2005
         -----------------------------------                   Executive Vice President
             (Mark H. Williamson)


              /s/ Sidney M. Dilgren                          Vice President & Treasurer             February 25, 2005
         -----------------------------------                  (Principal Financial and
              (Sidney M. Dilgren)                                Accounting Officer)


  *By        /s/ Robert H. Graham
         -----------------------------------
                Robert H. Graham
                Attorney-in-Fact


Robert H. Graham, pursuant to powers of attorney dated November 16, 2004.

                                      INDEX

Exhibit Number    Description
--------------    -----------
e(1)(n)           Amendment No. 13 to the Amended and Restated Master
                  Distribution Agreement, dated as of December 30, 2004, between
                  Registrant (all classes of shares except Class B Shares) and
                  A I M Distributors, Inc.

2(m)              Amendment No. 12 to the Amended and Restated Master
                  Distribution Agreement, dated as of December 30, 2004, between
                  Registrant (Class B Shares) and A I M Distributors, Inc.

h(5)              Memorandum of Agreement, dated January 1, 2005, between
                  Registrant, on behalf of AIM Diversified Dividend Fund, and
                  A I M Advisors, Inc.

h(6)              Memorandum of Agreement, dated January 1, 2005, between
                  Registrant, on behalf of each Funds' Institutional Classes, and A I M Investment Services, Inc.

h(7)              Memorandum of Agreement, dated January 1, 2005, between
                  Registrant, on behalf of AIM Blue Chip Fund, AIM Charter Fund,
                  AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM
                  Emerging Growth Fund, AIM Large Cap Growth Fund, AIM Mid Cap
                  Growth Fund and AIM Weingarten Fund, and A I M Advisors, Inc.

h(8)              Second Amended and Restated Interfund Loan Agreement, dated
                  April 30, 2004, between Registrant and A I M Advisors, Inc.

j(1)              Consent of Ballard Spahr Andrews & Ingersoll LLP

j(2)              Consent of Ernst & Young LLP

m(1)(k)           Amendment No. 10, dated December 30, 2004, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class A
                  Shares) and A I M Distributors, Inc.

m(1)(l)           Amendment No. 11, dated January 1, 2005, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class A
                  Shares) and A I M Distributors, Inc.

m(2)(k)           Amendment No. 10, dated December 30, 2004, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class B
                  Shares) and A I M Distributors, Inc.

m(3)(k)           Amendment No. 10, dated December 30, 2004, to the Amended and
                  Restated Master Distribution Plan between Registrant (Class C
                  Shares) and A I M Distributors, Inc.

p(1)              The A I M Management Group Code of Ethics, adopted May 1,
                  1981, as last approved December 2, 2004 to be effective
                  January 1, 2005, relating to A I M Management Group Inc. and
                  A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.